UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.6%
Aptiv plc	384,700	37,727,529
BorgWarner, Inc.	290,100	13,350,402
Ford Motor Co.	5,788,197	58,113,498
General Motors Co.	1,864,700	70,690,777
Harley-Davidson, Inc.	238,770	10,240,845
The Goodyear Tire & Rubber Co.	344,936	8,350,901
		198,473,952

Banks 6.3%
Bank of America Corp.	13,827,840	427,003,699
BB&T Corp.	1,148,870	58,374,085
Citigroup, Inc.	3,733,898	268,429,927
Citizens Financial Group, Inc.	714,100	28,406,898
Comerica, Inc.	253,570	24,581,076
Fifth Third Bancorp	999,347	29,570,678
Huntington Bancshares, Inc.	1,615,893	24,949,388
JPMorgan Chase & Co.	4,996,877	574,391,011
KeyCorp	1,526,098	31,849,665
M&T Bank Corp.	211,698	36,697,848
People’s United Financial, Inc.	542,200	9,884,306
Regions Financial Corp.	1,675,445	31,180,032
SunTrust Banks, Inc.	687,716	49,563,692
SVB Financial Group *	77,700	23,922,276
The PNC Financial Services Group, Inc.	688,668	99,739,786
U.S. Bancorp	2,286,128	121,187,645
Wells Fargo & Co.	6,432,144	368,497,530
Zions Bancorp	282,198	14,589,637
		2,222,819,179

Capital Goods 7.0%
3M Co.	869,352	184,580,817
A.O. Smith Corp.	223,914	13,329,600
Allegion plc	141,333	11,524,293
AMETEK, Inc.	348,400	27,105,520
Arconic, Inc.	616,654	13,375,225
Caterpillar, Inc.	880,114	126,560,393
Cummins, Inc.	231,062	32,997,964
Deere & Co.	479,529	69,431,004
Dover Corp.	233,470	19,373,341
Eaton Corp. plc	649,138	53,988,807
Emerson Electric Co.	918,915	66,419,176
Fastenal Co.	413,398	23,534,748
Flowserve Corp.	193,500	8,577,855
Fluor Corp.	208,282	10,674,452
Fortive Corp.	449,487	36,893,893
Fortune Brands Home & Security, Inc.	217,200	12,597,600
General Dynamics Corp.	404,527	80,808,314
General Electric Co.	12,711,043	173,251,516
Harris Corp.	171,604	28,306,080
Honeywell International, Inc.	1,091,131	174,199,064
Huntington Ingalls Industries, Inc.	68,300	15,917,315
Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	444,936	63,772,677
Ingersoll-Rand plc	369,400	36,389,594
Jacobs Engineering Group, Inc.	174,334	11,790,208
Johnson Controls International plc	1,358,202	50,946,157
L3 Technologies, Inc.	112,783	24,185,187
Lockheed Martin Corp.	364,759	118,947,910
Masco Corp.	456,188	18,398,062
Northrop Grumman Corp.	255,677	76,828,382
PACCAR, Inc.	507,550	33,356,186
Parker-Hannifin Corp.	198,936	33,630,131
Pentair plc	240,982	10,759,846
Quanta Services, Inc. *	225,500	7,682,785
Raytheon Co.	418,884	82,951,599
Rockwell Automation, Inc.	181,821	34,102,347
Rockwell Collins, Inc.	243,105	33,789,164
Roper Technologies, Inc.	149,800	45,224,620
Snap-on, Inc.	83,989	14,243,695
Stanley Black & Decker, Inc.	230,181	34,405,154
Textron, Inc.	369,304	25,212,384
The Boeing Co.	802,461	285,916,854
TransDigm Group, Inc.	71,200	26,738,448
United Rentals, Inc. *	121,495	18,078,456
United Technologies Corp.	1,091,995	148,227,401
W.W. Grainger, Inc.	73,427	25,446,861
Xylem, Inc.	273,510	20,939,926
		2,465,411,011

Commercial & Professional Services 0.7%
Cintas Corp.	127,576	26,086,740
Copart, Inc. *	294,000	16,872,660
Equifax, Inc.	175,061	21,970,156
IHS Markit Ltd. *	534,200	28,328,626
Nielsen Holdings plc	494,300	11,645,708
Republic Services, Inc.	325,134	23,565,712
Robert Half International, Inc.	181,042	13,715,742
Stericycle, Inc. *	127,100	8,879,206
Verisk Analytics, Inc. *	224,734	24,860,075
Waste Management, Inc.	583,816	52,543,440
		228,468,065

Consumer Durables & Apparel 1.2%
D.R. Horton, Inc.	500,616	21,876,919
Garmin Ltd.	166,100	10,372,945
Hanesbrands, Inc.	523,000	11,641,980
Hasbro, Inc.	168,717	16,805,900
Leggett & Platt, Inc.	184,594	8,042,761
Lennar Corp., Class A	410,118	21,436,868
Mattel, Inc.	489,794	7,773,031
Michael Kors Holdings Ltd. *	220,800	14,733,984
Mohawk Industries, Inc. *	94,703	17,838,257
Newell Brands, Inc.	705,350	18,473,117
NIKE, Inc., Class B	1,874,308	144,153,028
PulteGroup, Inc.	391,486	11,153,436
PVH Corp.	111,600	17,132,832
Ralph Lauren Corp.	79,926	10,788,412

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tapestry, Inc.	432,928	20,399,567
Under Armour, Inc., Class A *	267,800	5,347,966
Under Armour, Inc., Class C *	273,692	5,128,988
VF Corp.	482,317	44,406,926
Whirlpool Corp.	93,990	12,322,089
		419,829,006

Consumer Services 1.6%
Carnival Corp.	596,321	35,326,056
Chipotle Mexican Grill, Inc. *	37,380	16,210,211
Darden Restaurants, Inc.	182,385	19,504,252
H&R Block, Inc.	308,705	7,767,018
Hilton Worldwide Holdings, Inc.	403,000	31,699,980
Marriott International, Inc., Class A	436,300	55,776,592
McDonald’s Corp.	1,149,358	181,069,859
MGM Resorts International	738,328	23,161,349
Norwegian Cruise Line Holdings Ltd. *	303,600	15,189,108
Royal Caribbean Cruises Ltd.	249,700	28,156,172
Starbucks Corp.	2,015,424	105,588,063
Wynn Resorts Ltd.	124,900	20,830,822
Yum! Brands, Inc.	469,975	37,264,318
		577,543,800

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	77,700	12,432,777
American Express Co.	1,041,016	103,601,912
Ameriprise Financial, Inc.	208,809	30,417,207
Berkshire Hathaway, Inc., Class B *	2,827,533	559,483,955
BlackRock, Inc.	181,900	91,452,044
Capital One Financial Corp.	714,374	67,379,756
Cboe Global Markets, Inc.	169,800	16,492,674
CME Group, Inc.	496,768	79,045,724
Discover Financial Services	511,594	36,532,928
E*TRADE Financial Corp. *	387,919	23,201,435
Franklin Resources, Inc.	463,005	15,890,332
Intercontinental Exchange, Inc.	852,659	63,020,027
Invesco Ltd.	613,847	16,567,730
Jefferies Financial Group, Inc.	432,451	10,486,937
Moody’s Corp.	243,529	41,672,682
Morgan Stanley	1,995,334	100,884,087
MSCI, Inc.	132,182	21,967,327
Nasdaq, Inc.	169,400	15,483,160
Northern Trust Corp.	316,106	34,525,097
Raymond James Financial, Inc.	197,500	18,089,025
S&P Global, Inc.	366,667	73,494,733
State Street Corp.	537,326	47,451,259
Synchrony Financial	1,056,499	30,575,081
T. Rowe Price Group, Inc.	351,379	41,842,211
The Bank of New York Mellon Corp.	1,477,673	79,011,175
The Charles Schwab Corp. (a)	1,748,381	89,272,334
The Goldman Sachs Group, Inc.	514,620	122,186,227
		1,842,459,836

Energy 6.2%
Anadarko Petroleum Corp.	751,509	54,972,883
Andeavor	208,707	31,318,572
Apache Corp.	555,106	25,534,876
Baker Hughes, a GE Co.	600,644	20,770,270
Cabot Oil & Gas Corp.	643,700	15,126,950
Chevron Corp.	2,808,505	354,629,926
Cimarex Energy Co.	146,330	14,428,138
Concho Resources, Inc. *	278,798	40,662,688
ConocoPhillips	1,717,084	123,921,952
Devon Energy Corp.	770,358	34,673,814
EOG Resources, Inc.	845,412	109,007,423
EQT Corp.	368,800	18,321,984
Security	Number of Shares	Value ($)
Exxon Mobil Corp.	6,220,114	507,001,492
Halliburton Co.	1,293,268	54,860,429
Helmerich & Payne, Inc.	162,800	9,987,780
Hess Corp.	375,240	24,627,001
HollyFrontier Corp.	257,100	19,174,518
Kinder Morgan, Inc.	2,771,144	49,270,940
Marathon Oil Corp.	1,242,752	26,246,922
Marathon Petroleum Corp.	672,352	54,346,212
National Oilwell Varco, Inc.	574,824	27,947,943
Newfield Exploration Co. *	294,175	8,448,706
Noble Energy, Inc.	698,468	25,207,710
Occidental Petroleum Corp.	1,125,870	94,494,269
ONEOK, Inc.	606,626	42,730,736
Phillips 66	620,395	76,519,519
Pioneer Natural Resources Co.	249,700	47,260,719
Schlumberger Ltd.	2,022,161	136,536,311
TechnipFMC plc	636,000	20,701,800
The Williams Cos., Inc.	1,214,678	36,136,671
Valero Energy Corp.	630,687	74,641,807
		2,179,510,961

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	640,895	140,170,146
Sysco Corp.	709,378	47,677,295
The Kroger Co.	1,181,594	34,266,226
Walgreens Boots Alliance, Inc.	1,250,456	84,555,835
Walmart, Inc.	2,123,361	189,467,502
		496,137,004

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	2,776,372	162,917,509
Archer-Daniels-Midland Co.	812,699	39,220,854
Brown-Forman Corp., Class B	396,205	21,086,030
Campbell Soup Co.	282,211	11,542,430
ConAgra Brands, Inc.	579,349	21,267,902
Constellation Brands, Inc., Class A	244,165	51,330,808
General Mills, Inc.	862,080	39,707,405
Hormel Foods Corp.	387,600	13,941,972
Kellogg Co.	365,496	25,961,181
McCormick & Co., Inc. — Non Voting Shares	179,802	21,133,927
Molson Coors Brewing Co., Class B	264,930	17,750,310
Mondelez International, Inc., Class A	2,158,495	93,635,513
Monster Beverage Corp. *	613,140	36,800,663
PepsiCo, Inc.	2,081,684	239,393,660
Philip Morris International, Inc.	2,276,773	196,485,510
The Coca-Cola Co.	5,625,004	262,293,936
The Hershey Co.	211,728	20,793,807
The JM Smucker Co.	163,075	18,120,894
The Kraft Heinz Co.	874,918	52,713,809
Tyson Foods, Inc., Class A	443,990	25,596,023
		1,371,694,143

Health Care Equipment & Services 6.3%
Abbott Laboratories	2,568,155	168,316,879
ABIOMED, Inc. *	62,100	22,016,313
Aetna, Inc.	479,049	90,248,041
Align Technology, Inc. *	107,600	38,375,540
AmerisourceBergen Corp.	236,046	19,315,644
Anthem, Inc.	375,209	94,927,877
Baxter International, Inc.	730,234	52,905,453
Becton, Dickinson & Co.	390,871	97,862,372
Boston Scientific Corp. *	2,020,594	67,912,164
Cardinal Health, Inc.	466,033	23,278,348
Centene Corp. *	304,900	39,737,617
Cerner Corp. *	456,269	28,325,180

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cigna Corp.	356,108	63,892,897
CVS Health Corp.	1,493,070	96,840,520
Danaher Corp.	906,691	93,008,363
DaVita, Inc. *	204,000	14,337,120
DENTSPLY SIRONA, Inc.	325,700	15,669,427
Edwards Lifesciences Corp. *	308,000	43,874,600
Envision Healthcare Corp. *	173,600	7,683,536
Express Scripts Holding Co. *	830,908	66,023,950
HCA Healthcare, Inc.	406,500	50,499,495
Henry Schein, Inc. *	220,900	17,541,669
Hologic, Inc. *	403,400	17,309,894
Humana, Inc.	201,993	63,462,161
IDEXX Laboratories, Inc. *	125,100	30,640,743
Intuitive Surgical, Inc. *	165,724	84,219,280
Laboratory Corp. of America Holdings *	153,471	26,909,605
McKesson Corp.	294,175	36,948,380
Medtronic plc	1,984,374	179,050,066
Quest Diagnostics, Inc.	197,680	21,294,090
ResMed, Inc.	204,907	21,675,062
Stryker Corp.	467,640	76,342,230
The Cooper Cos., Inc.	72,700	18,938,350
UnitedHealth Group, Inc.	1,407,216	356,335,235
Universal Health Services, Inc., Class B	133,600	16,312,560
Varian Medical Systems, Inc. *	137,606	15,886,613
Zimmer Biomet Holdings, Inc.	303,623	38,110,759
		2,216,028,033

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	361,124	20,186,832
Colgate-Palmolive Co.	1,278,408	85,666,120
Coty, Inc., Class A	740,400	9,928,764
Kimberly-Clark Corp.	508,004	57,841,335
The Clorox Co.	193,057	26,095,515
The Estee Lauder Cos., Inc., Class A	325,552	43,929,987
The Procter & Gamble Co.	3,695,413	298,885,003
		542,533,556

Insurance 2.4%
Aflac, Inc.	1,140,640	53,085,386
American International Group, Inc.	1,323,816	73,087,881
Aon plc	356,550	51,182,753
Arthur J. Gallagher & Co.	273,800	19,535,630
Assurant, Inc.	74,246	8,189,334
Brighthouse Financial, Inc. *	192,097	8,342,773
Chubb Ltd.	679,121	94,886,786
Cincinnati Financial Corp.	220,050	16,642,382
Everest Re Group Ltd.	60,767	13,268,474
Lincoln National Corp.	317,371	21,612,965
Loews Corp.	379,316	19,261,667
Marsh & McLennan Cos., Inc.	740,479	61,726,329
MetLife, Inc.	1,489,277	68,119,530
Principal Financial Group, Inc.	395,467	22,968,723
Prudential Financial, Inc.	617,431	62,304,962
The Allstate Corp.	511,782	48,680,704
The Hartford Financial Services Group, Inc.	515,995	27,192,937
The Progressive Corp.	851,020	51,069,710
The Travelers Cos., Inc.	393,460	51,204,884
Torchmark Corp.	153,466	13,515,751
Unum Group	317,940	12,631,756
Willis Towers Watson plc	196,389	31,308,334
XL Group Ltd.	388,899	21,867,791
		851,687,442

Security	Number of Shares	Value ($)
Materials 2.6%
Air Products & Chemicals, Inc.	324,401	53,256,912
Albemarle Corp.	161,446	15,208,213
Avery Dennison Corp.	126,676	14,527,204
Ball Corp.	510,228	19,883,585
CF Industries Holdings, Inc.	351,018	15,592,220
DowDuPont, Inc.	3,394,406	233,433,301
Eastman Chemical Co.	206,492	21,396,701
Ecolab, Inc.	378,728	53,287,030
FMC Corp.	195,800	17,598,504
Freeport-McMoRan, Inc.	1,980,740	32,682,210
International Flavors & Fragrances, Inc.	113,743	15,100,521
International Paper Co.	609,189	32,731,725
LyondellBasell Industries N.V., Class A	475,100	52,636,329
Martin Marietta Materials, Inc.	93,900	18,725,538
Newmont Mining Corp.	771,146	28,285,635
Nucor Corp.	466,903	31,249,818
Packaging Corp. of America	142,320	16,067,928
PPG Industries, Inc.	360,296	39,870,355
Praxair, Inc.	417,479	69,927,732
Sealed Air Corp.	238,868	10,526,913
The Mosaic Co.	522,500	15,732,475
The Sherwin-Williams Co.	121,036	53,344,196
Vulcan Materials Co.	198,751	22,260,112
WestRock Co.	385,789	22,368,046
		905,693,203

Media 2.2%
CBS Corp., Class B — Non Voting Shares	501,836	26,431,702
Charter Communications, Inc., Class A *	273,400	83,272,172
Comcast Corp., Class A	6,717,796	240,362,741
Discovery, Inc., Class A *(b)	245,159	6,516,326
Discovery, Inc., Class C *	495,665	12,168,576
DISH Network Corp., Class A *	352,600	11,128,056
News Corp., Class A	604,400	9,108,308
News Corp., Class B	205,200	3,139,560
Omnicom Group, Inc.	327,347	22,531,294
The Interpublic Group of Cos., Inc.	574,465	12,954,186
The Walt Disney Co.	2,174,947	246,986,981
Twenty-First Century Fox, Inc., Class A	1,556,201	70,029,045
Twenty-First Century Fox, Inc., Class B	638,700	28,371,054
Viacom, Inc., Class B	537,591	15,617,019
		788,617,020

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc.	2,216,278	204,407,320
Agilent Technologies, Inc.	477,934	31,562,761
Alexion Pharmaceuticals, Inc. *	331,230	44,040,341
Allergan plc	496,146	91,335,517
Amgen, Inc.	978,604	192,344,616
Biogen, Inc. *	311,231	104,066,309
Bristol-Myers Squibb Co.	2,404,834	141,283,998
Celgene Corp. *	1,034,030	93,155,763
Eli Lilly & Co.	1,395,293	137,868,901
Gilead Sciences, Inc.	1,898,703	147,776,054
Illumina, Inc. *	217,600	70,580,736
Incyte Corp. *	266,100	17,706,294
IQVIA Holdings, Inc. *	242,871	29,615,690
Johnson & Johnson	3,931,626	521,019,078
Merck & Co., Inc.	3,949,224	260,135,385
Mettler-Toledo International, Inc. *	37,400	22,159,874
Mylan N.V. *	745,851	27,827,701
Nektar Therapeutics *	239,700	12,608,220
PerkinElmer, Inc.	162,960	12,903,173
Perrigo Co., plc	186,100	14,984,772
Pfizer, Inc.	8,563,567	341,943,230

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regeneron Pharmaceuticals, Inc. *	114,600	42,173,946
Thermo Fisher Scientific, Inc.	589,136	138,170,066
Vertex Pharmaceuticals, Inc. *	377,541	66,088,552
Waters Corp. *	115,752	22,834,397
Zoetis, Inc.	706,000	61,054,880
		2,849,647,574

Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	156,100	19,893,384
American Tower Corp.	644,952	95,607,684
Apartment Investment & Management Co., Class A	230,014	9,810,097
AvalonBay Communities, Inc.	202,399	35,794,263
Boston Properties, Inc.	221,976	27,864,647
CBRE Group, Inc., Class A *	435,340	21,679,932
Crown Castle International Corp.	608,042	67,389,295
Digital Realty Trust, Inc.	301,600	36,620,272
Duke Realty Corp.	526,246	15,324,284
Equinix, Inc.	115,809	50,872,578
Equity Residential	532,402	34,835,063
Essex Property Trust, Inc.	96,900	23,299,605
Extra Space Storage, Inc.	191,300	17,976,461
Federal Realty Investment Trust	108,900	13,666,950
GGP, Inc.	951,600	20,288,112
HCP, Inc.	712,500	18,453,750
Host Hotels & Resorts, Inc.	1,117,511	23,400,680
Iron Mountain, Inc.	410,202	14,402,192
Kimco Realty Corp.	607,559	10,140,160
Mid-America Apartment Communities, Inc.	171,500	17,283,770
Prologis, Inc.	782,589	51,353,490
Public Storage	219,628	47,841,567
Realty Income Corp.	406,900	22,692,813
Regency Centers Corp.	217,900	13,864,977
SBA Communications Corp. *	166,696	26,379,642
Simon Property Group, Inc.	452,672	79,765,333
SL Green Realty Corp.	127,600	13,156,836
The Macerich Co.	152,100	8,983,026
UDR, Inc.	397,100	15,280,408
Ventas, Inc.	517,399	29,170,956
Vornado Realty Trust	254,956	18,336,436
Welltower, Inc.	555,317	34,762,844
Weyerhaeuser Co.	1,107,339	37,848,847
		974,040,354

Retailing 7.0%
Advance Auto Parts, Inc.	108,700	15,351,701
Amazon.com, Inc. *	590,830	1,050,164,875
AutoZone, Inc. *	39,998	28,219,789
Best Buy Co., Inc.	355,857	26,699,951
Booking Holdings, Inc. *	70,328	142,675,820
CarMax, Inc. *	256,040	19,121,067
Dollar General Corp.	367,700	36,089,755
Dollar Tree, Inc. *	348,930	31,850,330
Expedia Group, Inc.	177,513	23,758,340
Foot Locker, Inc.	176,800	8,629,608
Genuine Parts Co.	216,338	21,051,851
Kohl’s Corp.	247,510	18,283,564
L Brands, Inc.	373,135	11,817,185
LKQ Corp. *	474,500	15,905,240
Lowe’s Cos., Inc.	1,202,288	119,435,290
Macy’s, Inc.	463,802	18,426,854
Netflix, Inc. *	638,000	215,293,100
Nordstrom, Inc.	176,701	9,260,899
O'Reilly Automotive, Inc. *	118,900	36,383,400
Ross Stores, Inc.	547,364	47,856,034
Target Corp.	773,208	62,382,421
Security	Number of Shares	Value ($)
The Gap, Inc.	321,762	9,707,560
The Home Depot, Inc.	1,692,413	334,285,416
The TJX Cos., Inc.	916,606	89,149,100
Tiffany & Co.	153,428	21,105,556
Tractor Supply Co.	175,100	13,664,804
TripAdvisor, Inc. *	160,013	9,279,154
Ulta Salon, Cosmetics & Fragrance, Inc. *	84,400	20,626,516
		2,456,475,180

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	1,208,500	22,151,805
Analog Devices, Inc.	540,296	51,944,057
Applied Materials, Inc.	1,474,072	71,684,121
Broadcom, Inc.	588,052	130,412,292
Intel Corp.	6,835,022	328,764,558
KLA-Tencor Corp.	233,981	27,474,049
Lam Research Corp.	244,074	46,530,267
Microchip Technology, Inc.	338,851	31,658,849
Micron Technology, Inc. *	1,698,473	89,662,390
NVIDIA Corp.	890,661	218,087,253
Qorvo, Inc. *	193,500	15,820,560
QUALCOMM, Inc.	2,174,506	139,364,090
Skyworks Solutions, Inc.	264,700	25,035,326
Texas Instruments, Inc.	1,435,900	159,844,388
Xilinx, Inc.	367,063	26,454,230
		1,384,888,235

Software & Services 15.7%
Accenture plc, Class A	939,287	149,656,598
Activision Blizzard, Inc.	1,119,900	82,223,058
Adobe Systems, Inc. *	720,079	176,188,930
Akamai Technologies, Inc. *	250,255	18,834,191
Alliance Data Systems Corp.	71,700	16,123,896
Alphabet, Inc., Class A *	437,616	537,051,108
Alphabet, Inc., Class C *	445,535	542,331,934
ANSYS, Inc. *	123,200	20,806,016
Autodesk, Inc. *	321,098	41,241,827
Automatic Data Processing, Inc.	644,973	87,064,905
Broadridge Financial Solutions, Inc.	171,200	19,342,176
CA, Inc.	451,625	19,966,341
Cadence Design Systems, Inc. *	428,300	18,883,747
Citrix Systems, Inc. *	187,008	20,565,270
Cognizant Technology Solutions Corp., Class A	866,180	70,593,670
DXC Technology Co.	418,483	35,462,249
eBay, Inc. *	1,343,640	44,944,758
Electronic Arts, Inc. *	445,892	57,408,595
Facebook, Inc., Class A *	3,517,717	607,087,600
Fidelity National Information Services, Inc.	483,734	49,887,487
Fiserv, Inc. *	595,608	44,956,492
FleetCor Technologies, Inc. *	130,000	28,210,000
Gartner, Inc. *	138,600	18,770,598
Global Payments, Inc.	238,900	26,892,973
International Business Machines Corp.	1,249,906	181,148,877
Intuit, Inc.	360,133	73,553,564
MasterCard, Inc., Class A	1,344,428	266,196,744
Microsoft Corp.	11,271,730	1,195,705,118
Oracle Corp.	4,360,936	207,929,429
Paychex, Inc.	472,765	32,630,240
PayPal Holdings, Inc. *	1,631,453	134,007,549
Red Hat, Inc. *	264,100	37,298,843
salesforce.com, Inc. *	1,037,465	142,288,325
Symantec Corp.	900,250	18,203,055
Synopsys, Inc. *	225,200	20,139,636
Take-Two Interactive Software, Inc. *	168,200	19,009,964

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Western Union Co.	707,625	14,265,720
Total System Services, Inc.	250,800	22,958,232
Twitter, Inc. *	970,900	30,942,583
VeriSign, Inc. *	145,425	21,120,073
Visa, Inc., Class A	2,619,862	358,239,930
		5,510,132,301

Technology Hardware & Equipment 5.8%
Amphenol Corp., Class A	446,200	41,724,162
Apple, Inc.	7,212,704	1,372,505,444
Cisco Systems, Inc.	6,883,486	291,102,623
Corning, Inc.	1,201,687	39,871,975
F5 Networks, Inc. *	88,400	15,149,992
FLIR Systems, Inc.	203,000	11,895,800
Hewlett Packard Enterprise Co.	2,203,878	34,027,876
HP, Inc.	2,432,308	56,137,669
IPG Photonics Corp. *	55,800	9,153,432
Juniper Networks, Inc.	513,065	13,514,132
Motorola Solutions, Inc.	243,122	29,490,698
NetApp, Inc.	389,274	30,176,521
Seagate Technology plc	420,800	22,142,496
TE Connectivity Ltd.	516,435	48,322,823
Western Digital Corp.	441,136	30,945,690
Xerox Corp.	311,691	8,094,615
		2,054,255,948

Telecommunication Services 1.9%
AT&T, Inc.	10,654,989	340,639,999
CenturyLink, Inc.	1,421,443	26,680,485
Verizon Communications, Inc.	6,061,555	313,018,700
		680,339,184

Transportation 2.2%
Alaska Air Group, Inc.	191,300	12,019,379
American Airlines Group, Inc.	622,805	24,625,710
C.H. Robinson Worldwide, Inc.	202,295	18,657,668
CSX Corp.	1,278,091	90,335,472
Delta Air Lines, Inc.	958,180	52,144,156
Expeditors International of Washington, Inc.	252,200	19,210,074
FedEx Corp.	360,648	88,672,524
JB Hunt Transport Services, Inc.	127,396	15,274,780
Kansas City Southern	156,100	18,149,747
Norfolk Southern Corp.	412,682	69,743,258
Southwest Airlines Co.	776,546	45,163,915
Union Pacific Corp.	1,133,041	169,831,515
United Continental Holdings, Inc. *	343,600	27,625,440
United Parcel Service, Inc., Class B	1,015,721	121,774,791
		773,228,429

Utilities 2.9%
AES Corp.	962,149	12,854,311
Alliant Energy Corp.	332,669	14,294,787
Ameren Corp.	359,820	22,330,429
American Electric Power Co., Inc.	720,502	51,256,512
American Water Works Co., Inc.	259,533	22,903,787
CenterPoint Energy, Inc.	628,366	17,895,864
CMS Energy Corp.	418,284	20,219,849
Consolidated Edison, Inc.	455,565	35,957,745
Dominion Energy, Inc.	954,768	68,466,413
DTE Energy Co.	265,812	28,851,234
Duke Energy Corp.	1,031,579	84,197,478
Security	Number of Shares	Value ($)
Edison International	478,193	31,862,000
Entergy Corp.	260,953	21,210,260
Evergy, Inc.	408,100	22,890,329
Eversource Energy	467,100	28,362,312
Exelon Corp.	1,414,387	60,111,448
FirstEnergy Corp.	650,994	23,064,717
NextEra Energy, Inc.	695,744	116,564,950
NiSource, Inc.	495,562	12,973,813
NRG Energy, Inc.	459,527	14,553,220
PG&E Corp.	743,530	32,031,272
Pinnacle West Capital Corp.	166,761	13,412,587
PPL Corp.	1,046,850	30,117,875
Public Service Enterprise Group, Inc.	731,970	37,740,373
SCANA Corp.	214,700	8,585,853
Sempra Energy	392,469	45,365,492
The Southern Co.	1,480,635	71,958,861
WEC Energy Group, Inc.	455,878	30,256,623
Xcel Energy, Inc.	740,778	34,712,857
		1,015,003,251
Total Common Stock
(Cost $17,638,478,290)		35,004,916,667

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 1.83% (c)	5,623,584	5,623,584
Total Other Investment Company
(Cost $5,623,584)		5,623,584
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
BNP Paribas
1.27%, 08/01/18 (d)	49,373,011	49,373,011
JPMorgan Chase Bank
1.27%, 08/01/18 (d)	30,191,659	30,191,659
Sumitomo Mitsui Banking Corp.
1.27%, 08/01/18 (d)	46,839,040	46,839,040
Total Short-Term Investments
(Cost $126,403,710)		126,403,710

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	1,332	187,618,860	2,669,196
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $5,590,518.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	1,598,881	184,500	(35,000)	1,748,381	$9,407,135	$6,609	$464,017

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$35,004,916,667	$—	$—	$35,004,916,667
Other Investment Company[1]	5,623,584	—	—	5,623,584
Short-Term Investments[1]	—	126,403,710	—	126,403,710
Futures Contracts[2]	2,669,196	—	—	2,669,196
Total	$35,013,209,447	$126,403,710	$—	$35,139,613,157
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.8%
Adient plc	29,818	1,420,231
Aptiv plc	80,800	7,924,056
Autoliv, Inc.	26,600	2,725,436
BorgWarner, Inc.	59,692	2,747,026
Dana, Inc.	45,700	975,695
Delphi Technologies plc	27,466	1,240,639
Ford Motor Co.	1,200,987	12,057,909
General Motors Co.	387,012	14,671,625
Gentex Corp.	88,044	2,042,621
Harley-Davidson, Inc.	50,210	2,153,507
Lear Corp.	20,190	3,636,825
Tesla, Inc. *(a)	41,113	12,257,430
The Goodyear Tire & Rubber Co.	72,900	1,764,909
Thor Industries, Inc.	14,500	1,375,325
Veoneer, Inc. *	26,600	1,391,180
Visteon Corp. *	9,200	1,077,136
		69,461,550

Banks 6.4%
Associated Banc-Corp.	51,800	1,398,600
Bank of America Corp.	2,886,861	89,146,268
Bank of Hawaii Corp.	12,970	1,043,955
Bank OZK	38,000	1,554,200
BankUnited, Inc.	31,300	1,216,318
BB&T Corp.	238,339	12,110,005
BOK Financial Corp.	7,300	710,509
Chemical Financial Corp.	22,600	1,283,680
CIT Group, Inc.	37,088	1,963,068
Citigroup, Inc.	780,828	56,133,725
Citizens Financial Group, Inc.	148,650	5,913,297
Comerica, Inc.	52,828	5,121,146
Commerce Bancshares, Inc.	30,850	2,060,780
Cullen/Frost Bankers, Inc.	16,900	1,867,281
East West Bancorp, Inc.	45,800	2,965,092
Essent Group Ltd. *	23,800	913,920
F.N.B. Corp.	100,483	1,289,197
Fifth Third Bancorp	210,315	6,223,221
First Citizens BancShares, Inc., Class A	2,600	1,057,732
First Hawaiian, Inc.	21,700	613,242
First Horizon National Corp.	99,933	1,787,801
First Republic Bank	49,400	4,883,684
Hancock Whitney Corp.	25,238	1,268,209
Home BancShares, Inc.	50,100	1,161,819
Huntington Bancshares, Inc.	339,406	5,240,429
IBERIABANK Corp.	17,454	1,450,427
Investors Bancorp, Inc.	77,217	966,757
JPMorgan Chase & Co.	1,043,878	119,993,776
KeyCorp	325,318	6,789,387
LendingTree, Inc. *(a)	2,300	549,240
M&T Bank Corp.	44,551	7,722,916
MB Financial, Inc.	25,900	1,254,855
MGIC Investment Corp. *	118,100	1,473,888
Security	Number of Shares	Value ($)
New York Community Bancorp, Inc.	152,736	1,644,967
PacWest Bancorp	38,344	1,925,636
People’s United Financial, Inc.	103,793	1,892,146
Pinnacle Financial Partners, Inc.	22,700	1,418,750
Popular, Inc.	31,529	1,564,784
Prosperity Bancshares, Inc.	20,900	1,466,135
Radian Group, Inc.	65,144	1,247,508
Regions Financial Corp.	342,943	6,382,169
Signature Bank	16,900	1,854,099
Sterling Bancorp	69,400	1,540,680
SunTrust Banks, Inc.	142,603	10,277,398
SVB Financial Group *	16,200	4,987,656
Synovus Financial Corp.	36,857	1,821,473
TCF Financial Corp.	51,200	1,285,632
Texas Capital Bancshares, Inc. *	15,990	1,451,892
TFS Financial Corp.	13,900	211,558
The PNC Financial Services Group, Inc.	143,713	20,813,954
U.S. Bancorp	477,805	25,328,443
UMB Financial Corp.	13,000	934,570
Umpqua Holdings Corp.	67,400	1,435,620
United Bankshares, Inc.	32,600	1,204,570
Valley National Bancorp	80,900	942,485
Webster Financial Corp.	27,500	1,774,575
Wells Fargo & Co.	1,342,834	76,930,960
Western Alliance Bancorp *	30,400	1,724,288
Wintrust Financial Corp.	17,428	1,528,958
Zions Bancorp	60,698	3,138,087
		525,857,417

Capital Goods 7.2%
3M Co.	182,054	38,653,705
A.O. Smith Corp.	44,100	2,625,273
Acuity Brands, Inc.	13,000	1,807,390
AECOM *	51,200	1,718,272
AGCO Corp.	20,730	1,306,405
Air Lease Corp.	29,000	1,274,840
Allegion plc	28,700	2,340,198
Allison Transmission Holdings, Inc.	38,000	1,786,000
AMETEK, Inc.	70,605	5,493,069
Arconic, Inc.	127,240	2,759,836
Barnes Group, Inc.	13,800	936,330
Beacon Roofing Supply, Inc. *	20,100	845,808
BWX Technologies, Inc.	30,500	2,005,680
Carlisle Cos., Inc.	18,936	2,326,098
Caterpillar, Inc.	183,296	26,357,965
Colfax Corp. *	31,600	1,020,680
Crane Co.	16,384	1,483,899
Cummins, Inc.	47,092	6,725,208
Curtiss-Wright Corp.	14,300	1,902,329
Deere & Co.	99,446	14,398,786
Donaldson Co., Inc.	40,500	1,931,850
Dover Corp.	46,937	3,894,832
Dycom Industries, Inc. *	9,100	811,356
Eaton Corp. plc	132,821	11,046,723
EMCOR Group, Inc.	18,700	1,438,965
Emerson Electric Co.	192,228	13,894,240

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fastenal Co.	87,500	4,981,375
Flowserve Corp.	39,123	1,734,323
Fluor Corp.	44,158	2,263,097
Fortive Corp.	94,620	7,766,410
Fortune Brands Home & Security, Inc.	44,800	2,598,400
Gardner Denver Holdings, Inc. *	22,000	629,420
General Dynamics Corp.	84,274	16,834,574
General Electric Co.	2,660,502	36,262,642
Graco, Inc.	52,082	2,403,063
Harris Corp.	36,407	6,005,335
HD Supply Holdings, Inc. *	55,600	2,445,288
HEICO Corp., Class A	22,625	1,464,969
Hexcel Corp.	26,300	1,814,963
Honeywell International, Inc.	229,017	36,562,564
Hubbell, Inc.	16,932	2,086,869
Huntington Ingalls Industries, Inc.	13,700	3,192,785
IDEX Corp.	24,331	3,736,755
Illinois Tool Works, Inc.	92,947	13,322,093
Ingersoll-Rand plc	75,321	7,419,872
ITT, Inc.	27,300	1,547,091
Jacobs Engineering Group, Inc.	36,356	2,458,756
JELD-WEN Holding, Inc. *	19,300	529,592
Johnson Controls International plc	283,286	10,626,058
Kennametal, Inc.	23,400	911,664
KLX, Inc. *	15,900	1,161,495
L3 Technologies, Inc.	24,174	5,183,873
Lennox International, Inc.	11,700	2,539,836
Lincoln Electric Holdings, Inc.	20,100	1,888,194
Lockheed Martin Corp.	76,179	24,841,972
Masco Corp.	95,028	3,832,479
MasTec, Inc. *	19,292	898,043
MSC Industrial Direct Co., Inc., Class A	14,258	1,206,654
Navistar International Corp. *	18,700	805,409
Nordson Corp.	16,600	2,226,226
Northrop Grumman Corp.	53,432	16,055,782
nVent Electric plc *	48,054	1,316,680
Oshkosh Corp.	23,600	1,775,900
Owens Corning	34,000	2,115,480
PACCAR, Inc.	107,289	7,051,033
Parker-Hannifin Corp.	41,253	6,973,820
Pentair plc	50,354	2,248,306
Quanta Services, Inc. *	44,000	1,499,080
Raytheon Co.	87,757	17,378,519
Rockwell Automation, Inc.	38,649	7,249,006
Rockwell Collins, Inc.	50,483	7,016,632
Roper Technologies, Inc.	31,691	9,567,513
Sensata Technologies Holding plc *	53,100	2,887,047
Snap-on, Inc.	17,250	2,925,427
Spirit AeroSystems Holdings, Inc., Class A	34,200	3,189,150
Stanley Black & Decker, Inc.	46,641	6,971,430
Teledyne Technologies, Inc. *	10,700	2,347,794
Terex Corp.	20,800	917,696
Textron, Inc.	78,906	5,386,913
The Boeing Co.	167,698	59,750,797
The Middleby Corp. *	17,400	1,783,152
The Timken Co.	19,544	962,542
The Toro Co.	33,100	1,992,289
TransDigm Group, Inc.	15,200	5,708,208
Trinity Industries, Inc.	44,200	1,684,020
United Rentals, Inc. *	25,767	3,834,130
United Technologies Corp.	227,957	30,942,883
Univar, Inc. *	33,042	908,325
USG Corp. *	28,300	1,223,126
Valmont Industries, Inc.	6,682	933,141
W.W. Grainger, Inc.	15,741	5,455,201
WABCO Holdings, Inc. *	15,900	1,998,312
Wabtec Corp.	25,500	2,813,160
Watsco, Inc.	9,926	1,712,334
Security	Number of Shares	Value ($)
Woodward, Inc.	17,300	1,439,533
Xylem, Inc.	55,600	4,256,736
		597,238,973

Commercial & Professional Services 0.8%
Cintas Corp.	26,610	5,441,213
Copart, Inc. *	62,665	3,596,344
CoStar Group, Inc. *	11,300	4,699,105
Deluxe Corp.	14,500	854,485
Equifax, Inc.	37,300	4,681,150
Healthcare Services Group, Inc.	24,300	978,318
IHS Markit Ltd. *	107,607	5,706,399
KAR Auction Services, Inc.	41,500	2,467,175
ManpowerGroup, Inc.	19,791	1,845,709
Nielsen Holdings plc	104,300	2,457,308
Republic Services, Inc.	68,301	4,950,457
Robert Half International, Inc.	37,791	2,863,046
Rollins, Inc.	29,450	1,617,983
Stericycle, Inc. *	27,098	1,893,066
The Brink’s Co.	16,100	1,285,585
The Dun & Bradstreet Corp.	10,925	1,375,348
TransUnion	45,792	3,315,341
Verisk Analytics, Inc. *	47,800	5,287,636
Waste Management, Inc.	121,285	10,915,650
		66,231,318

Consumer Durables & Apparel 1.2%
Brunswick Corp.	26,300	1,691,090
Carter’s, Inc.	15,600	1,635,348
Columbia Sportswear Co.	8,900	774,122
D.R. Horton, Inc.	107,597	4,701,989
Garmin Ltd.	34,648	2,163,768
Hanesbrands, Inc.	108,800	2,421,888
Hasbro, Inc.	34,225	3,409,152
Leggett & Platt, Inc.	39,744	1,731,646
Lennar Corp., Class A	83,610	4,370,295
lululemon Athletica, Inc. *	29,900	3,586,505
Mattel, Inc.	102,797	1,631,388
Michael Kors Holdings Ltd. *	45,447	3,032,678
Mohawk Industries, Inc. *	19,439	3,661,530
Newell Brands, Inc.	150,313	3,936,697
NIKE, Inc., Class B	392,912	30,218,862
NVR, Inc. *	1,033	2,850,491
Polaris Industries, Inc.	17,400	1,834,308
PulteGroup, Inc.	84,669	2,412,220
PVH Corp.	24,214	3,717,333
Ralph Lauren Corp.	16,795	2,266,989
Skechers U.S.A., Inc., Class A *	40,162	1,113,291
Tapestry, Inc.	87,430	4,119,702
Toll Brothers, Inc.	41,800	1,473,868
VF Corp.	100,528	9,255,613
Whirlpool Corp.	19,815	2,597,747
		100,608,520

Consumer Services 2.0%
Aramark	76,496	3,075,904
Boyd Gaming Corp.	27,000	1,008,450
Bright Horizons Family Solutions, Inc. *	17,800	1,904,422
Caesars Entertainment Corp. *	49,000	553,700
Carnival Corp.	124,060	7,349,314
Chipotle Mexican Grill, Inc. *	7,550	3,274,133
Choice Hotels International, Inc.	11,800	915,680
Churchill Downs, Inc.	3,600	1,029,420
Cracker Barrel Old Country Store, Inc. (a)	7,100	1,040,115
Darden Restaurants, Inc.	38,365	4,102,753
Domino’s Pizza, Inc.	12,892	3,386,213

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dunkin’ Brands Group, Inc.	26,000	1,810,380
Extended Stay America, Inc.	56,900	1,211,401
Grand Canyon Education, Inc. *	14,000	1,631,420
H&R Block, Inc.	65,228	1,641,136
Hilton Grand Vacations, Inc. *	30,193	1,044,376
Hilton Worldwide Holdings, Inc.	85,800	6,749,028
ILG, Inc.	32,000	1,098,560
Las Vegas Sands Corp.	110,905	7,974,070
Marriott International, Inc., Class A	90,621	11,584,989
Marriott Vacations Worldwide Corp.	7,600	905,236
McDonald’s Corp.	240,289	37,855,129
MGM Resorts International	152,987	4,799,202
Norwegian Cruise Line Holdings Ltd. *	61,600	3,081,848
Royal Caribbean Cruises Ltd.	52,391	5,907,609
Scientific Games Corp., Class A *	15,800	759,190
Service Corp. International	55,600	2,187,860
ServiceMaster Global Holdings, Inc. *	41,700	2,376,483
Six Flags Entertainment Corp.	24,400	1,584,780
Starbucks Corp.	421,950	22,105,960
Texas Roadhouse, Inc.	19,700	1,237,948
The Wendy’s Co.	51,700	862,356
Vail Resorts, Inc.	12,400	3,433,188
Weight Watchers International, Inc. *	11,400	1,020,642
Wyndham Destinations, Inc.	31,465	1,451,166
Wyndham Hotels & Resorts, Inc.	31,465	1,824,970
Wynn Resorts Ltd.	25,942	4,326,607
Yum! Brands, Inc.	98,527	7,812,206
		165,917,844

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	16,259	2,601,602
AGNC Investment Corp.	130,639	2,543,541
Ally Financial, Inc.	133,900	3,583,164
American Express Co.	218,677	21,762,735
Ameriprise Financial, Inc.	44,428	6,471,827
Annaly Capital Management, Inc.	346,200	3,711,264
Berkshire Hathaway, Inc., Class B *	588,656	116,477,363
BGC Partners, Inc., Class A	81,800	878,532
BlackRock, Inc.	37,902	19,055,609
Capital One Financial Corp.	148,653	14,020,951
Cboe Global Markets, Inc.	34,990	3,398,579
CME Group, Inc.	104,274	16,592,079
Credit Acceptance Corp. *	3,700	1,419,320
Discover Financial Services	107,304	7,662,579
E*TRADE Financial Corp. *	80,790	4,832,050
Eaton Vance Corp.	36,184	1,922,456
Evercore, Inc., Class A	12,700	1,435,100
FactSet Research Systems, Inc.	12,300	2,476,728
Franklin Resources, Inc.	96,977	3,328,251
Interactive Brokers Group, Inc., Class A	22,100	1,322,906
Intercontinental Exchange, Inc.	177,350	13,107,938
Invesco Ltd.	126,477	3,413,614
Janus Henderson Group plc	56,000	1,822,800
Jefferies Financial Group, Inc.	93,678	2,271,691
Lazard Ltd., Class A	39,699	2,155,656
Legg Mason, Inc.	28,214	962,944
LPL Financial Holdings, Inc.	28,300	1,876,007
MarketAxess Holdings, Inc.	11,500	2,228,355
Moody’s Corp.	51,326	8,782,905
Morgan Stanley	417,721	21,119,974
Morningstar, Inc.	6,100	805,200
MSCI, Inc.	27,050	4,495,439
Nasdaq, Inc.	36,337	3,321,202
Navient Corp.	77,500	1,023,775
New Residential Investment Corp.	104,800	1,874,872
Northern Trust Corp.	64,476	7,042,069
OneMain Holdings, Inc. *	21,400	711,550
Raymond James Financial, Inc.	39,649	3,631,452
Security	Number of Shares	Value ($)
S&P Global, Inc.	76,852	15,404,215
Santander Consumer USA Holdings, Inc.	36,900	709,956
SEI Investments Co.	39,748	2,382,495
SLM Corp. *	138,900	1,568,181
Starwood Property Trust, Inc.	80,000	1,827,200
State Street Corp.	112,050	9,895,135
Stifel Financial Corp.	22,382	1,233,920
Synchrony Financial	216,750	6,272,745
T. Rowe Price Group, Inc.	74,650	8,889,322
TD Ameritrade Holding Corp.	84,631	4,836,662
The Bank of New York Mellon Corp.	309,102	16,527,684
The Charles Schwab Corp. (b)	364,265	18,599,371
The Goldman Sachs Group, Inc.	107,532	25,531,323
Voya Financial, Inc.	52,430	2,648,763
		432,471,051

Energy 6.0%
Anadarko Petroleum Corp.	157,948	11,553,896
Andeavor	42,600	6,392,556
Antero Resources Corp. *	66,200	1,359,748
Apache Corp.	118,700	5,460,200
Apergy Corp. *	24,518	1,005,238
Baker Hughes, a GE Co.	126,406	4,371,119
Cabot Oil & Gas Corp.	138,696	3,259,356
Centennial Resource Development, Inc., Class A *	48,700	874,652
Cheniere Energy, Inc. *	62,900	3,994,150
Chesapeake Energy Corp. *	285,259	1,346,422
Chevron Corp.	584,937	73,859,995
Cimarex Energy Co.	29,115	2,870,739
Concho Resources, Inc. *	57,082	8,325,410
ConocoPhillips	358,327	25,860,460
Continental Resources, Inc. *	25,800	1,647,846
Core Laboratories N.V.	13,300	1,491,196
Devon Energy Corp.	162,382	7,308,814
Diamondback Energy, Inc.	30,800	4,064,060
Energen Corp. *	30,600	2,269,908
EOG Resources, Inc.	177,104	22,835,790
EQT Corp.	77,419	3,846,176
Exxon Mobil Corp.	1,296,141	105,648,453
Halliburton Co.	269,288	11,423,197
Helmerich & Payne, Inc.	33,892	2,079,274
Hess Corp.	80,523	5,284,724
HollyFrontier Corp.	55,100	4,109,358
Kinder Morgan, Inc.	569,917	10,133,124
Marathon Oil Corp.	259,896	5,489,003
Marathon Petroleum Corp.	141,490	11,436,637
Murphy Oil Corp.	49,944	1,661,137
National Oilwell Varco, Inc.	115,626	5,621,736
Newfield Exploration Co. *	63,666	1,828,488
Noble Energy, Inc.	147,622	5,327,678
Occidental Petroleum Corp.	234,916	19,716,500
ONEOK, Inc.	125,545	8,843,390
Parsley Energy, Inc., Class A *	79,100	2,486,113
Patterson-UTI Energy, Inc.	68,523	1,178,596
PBF Energy, Inc., Class A	34,400	1,606,480
PDC Energy, Inc. *	20,659	1,301,104
Peabody Energy Corp.	29,400	1,249,206
Phillips 66	128,500	15,849,190
Pioneer Natural Resources Co.	52,111	9,863,049
Range Resources Corp.	73,628	1,136,080
RPC, Inc.	17,600	260,480
Schlumberger Ltd.	424,805	28,682,834
Targa Resources Corp.	66,100	3,375,727
TechnipFMC plc	132,968	4,328,108
The Williams Cos., Inc.	256,621	7,634,475
Transocean Ltd. *	129,100	1,661,517
Valero Energy Corp.	133,462	15,795,228

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Weatherford International plc *	305,300	1,034,967
WPX Energy, Inc. *	127,400	2,391,298
		492,434,882

Food & Staples Retailing 1.3%
Casey’s General Stores, Inc.	10,600	1,159,428
Costco Wholesale Corp.	134,159	29,341,915
Sysco Corp.	147,730	9,928,933
The Kroger Co.	249,426	7,233,354
U.S. Foods Holding Corp. *	41,100	1,389,591
Walgreens Boots Alliance, Inc.	261,869	17,707,582
Walmart, Inc.	443,206	39,547,271
		106,308,074

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	579,605	34,011,222
Archer-Daniels-Midland Co.	171,805	8,291,309
Brown-Forman Corp., Class B	81,050	4,313,481
Bunge Ltd.	42,592	2,944,385
Campbell Soup Co.	56,658	2,317,312
ConAgra Brands, Inc.	121,497	4,460,155
Constellation Brands, Inc., Class A	51,532	10,833,572
Flowers Foods, Inc.	56,925	1,161,270
General Mills, Inc.	182,002	8,383,012
Hormel Foods Corp.	81,188	2,920,332
Ingredion, Inc.	21,800	2,208,340
Kellogg Co.	75,931	5,393,379
Keurig Dr Pepper, Inc.	55,420	1,330,634
Lamb Weston Holdings, Inc.	45,365	3,187,799
McCormick & Co., Inc. — Non Voting Shares	36,354	4,273,049
Molson Coors Brewing Co., Class B	58,272	3,904,224
Mondelez International, Inc., Class A	451,735	19,596,264
Monster Beverage Corp. *	127,600	7,658,552
National Beverage Corp. *	3,200	337,632
PepsiCo, Inc.	434,046	49,915,290
Philip Morris International, Inc.	476,265	41,101,670
Pilgrim’s Pride Corp. *	15,000	267,300
Pinnacle Foods, Inc.	37,500	2,490,750
Post Holdings, Inc. *	21,300	1,843,728
Seaboard Corp.	105	381,990
The Coca-Cola Co.	1,172,042	54,652,319
The Hain Celestial Group, Inc. *	30,700	873,108
The Hershey Co.	42,564	4,180,211
The JM Smucker Co.	33,501	3,722,631
The Kraft Heinz Co.	183,500	11,055,875
Tyson Foods, Inc., Class A	91,959	5,301,436
		303,312,231

Health Care Equipment & Services 6.1%
Abbott Laboratories	536,501	35,162,276
ABIOMED, Inc. *	13,100	4,644,343
Aetna, Inc.	100,234	18,883,083
Align Technology, Inc. *	22,228	7,927,616
AmerisourceBergen Corp.	49,820	4,076,771
Anthem, Inc.	77,857	19,697,821
athenahealth, Inc. *	12,000	1,808,520
Baxter International, Inc.	151,025	10,941,761
Becton, Dickinson & Co.	81,828	20,487,276
Boston Scientific Corp. *	422,507	14,200,460
Cantel Medical Corp.	11,700	1,084,707
Cardinal Health, Inc.	96,410	4,815,680
Centene Corp. *	62,967	8,206,489
Cerner Corp. *	97,404	6,046,840
Chemed Corp.	5,000	1,580,150
Cigna Corp.	75,015	13,459,191
Security	Number of Shares	Value ($)
CVS Health Corp.	311,707	20,217,316
Danaher Corp.	188,570	19,343,511
DaVita, Inc. *	42,850	3,011,498
DENTSPLY SIRONA, Inc.	68,990	3,319,109
DexCom, Inc. *	26,400	2,511,432
Edwards Lifesciences Corp. *	64,284	9,157,256
Encompass Health Corp.	29,162	2,205,522
Envision Healthcare Corp. *	37,400	1,655,324
Express Scripts Holding Co. *	171,750	13,647,255
HCA Healthcare, Inc.	86,258	10,715,831
Henry Schein, Inc. *	47,338	3,759,111
Hill-Rom Holdings, Inc.	20,900	1,968,780
Hologic, Inc. *	82,070	3,521,624
Humana, Inc.	41,995	13,193,989
ICU Medical, Inc. *	4,400	1,261,920
IDEXX Laboratories, Inc. *	27,172	6,655,238
Insulet Corp. *	18,600	1,546,776
Integra LifeSciences Holdings Corp. *	21,700	1,352,561
Intuitive Surgical, Inc. *	34,682	17,625,046
Laboratory Corp. of America Holdings *	31,468	5,517,599
LivaNova plc *	13,200	1,453,716
Masimo Corp. *	15,300	1,521,126
McKesson Corp.	62,070	7,795,992
Medidata Solutions, Inc. *	17,200	1,278,132
MEDNAX, Inc. *	28,208	1,207,020
Medtronic plc	414,622	37,411,343
Molina Healthcare, Inc. *	13,900	1,446,851
Patterson Cos., Inc.	22,600	554,152
Quest Diagnostics, Inc.	41,247	4,443,127
ResMed, Inc.	43,716	4,624,278
STERIS plc	26,100	2,987,667
Stryker Corp.	98,654	16,105,266
Teleflex, Inc.	13,846	3,775,943
The Cooper Cos., Inc.	15,100	3,933,550
UnitedHealth Group, Inc.	294,726	74,630,518
Universal Health Services, Inc., Class B	26,874	3,281,315
Varian Medical Systems, Inc. *	28,171	3,252,342
Veeva Systems, Inc., Class A *	37,000	2,798,310
WellCare Health Plans, Inc. *	13,400	3,583,428
West Pharmaceutical Services, Inc.	22,500	2,467,125
Zimmer Biomet Holdings, Inc.	62,612	7,859,058
		501,619,941

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	74,488	4,163,879
Colgate-Palmolive Co.	268,542	17,994,999
Coty, Inc., Class A	142,141	1,906,111
Energizer Holdings, Inc.	18,100	1,152,608
Herbalife Nutrition Ltd. *	34,800	1,796,724
Kimberly-Clark Corp.	107,708	12,263,633
Nu Skin Enterprises, Inc., Class A	17,200	1,253,020
Spectrum Brands Holdings, Inc. *	12,956	1,131,966
The Clorox Co.	40,425	5,464,247
The Estee Lauder Cos., Inc., Class A	69,070	9,320,306
The Procter & Gamble Co.	769,263	62,217,992
		118,665,485

Insurance 2.6%
Aflac, Inc.	236,460	11,004,848
Alleghany Corp.	4,586	2,885,832
American Financial Group, Inc.	21,805	2,457,205
American International Group, Inc.	273,423	15,095,684
Aon plc	75,029	10,770,413
Arch Capital Group Ltd. *	124,200	3,795,552
Arthur J. Gallagher & Co.	57,220	4,082,647
Assurant, Inc.	15,992	1,763,918
Assured Guaranty Ltd.	35,300	1,373,876

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Athene Holding Ltd., Class A *	38,400	1,761,408
Axis Capital Holdings Ltd.	25,662	1,451,443
Brighthouse Financial, Inc. *	36,676	1,592,839
Brown & Brown, Inc.	68,852	2,014,609
Chubb Ltd.	142,026	19,843,873
Cincinnati Financial Corp.	45,717	3,457,577
CNA Financial Corp.	9,150	428,037
CNO Financial Group, Inc.	51,200	1,041,920
Erie Indemnity Co., Class A	6,285	780,848
Everest Re Group Ltd.	12,720	2,777,412
Fidelity National Financial, Inc.	84,969	3,441,244
First American Financial Corp.	33,794	1,892,464
Lincoln National Corp.	66,159	4,505,428
Loews Corp.	79,158	4,019,643
Markel Corp. *	4,247	4,968,990
Marsh & McLennan Cos., Inc.	155,420	12,955,811
MetLife, Inc.	311,380	14,242,521
Old Republic International Corp.	78,109	1,664,503
Primerica, Inc.	13,600	1,561,280
Principal Financial Group, Inc.	81,230	4,717,838
Prudential Financial, Inc.	129,538	13,071,680
Reinsurance Group of America, Inc.	19,510	2,760,665
RenaissanceRe Holdings Ltd.	12,107	1,596,308
The Allstate Corp.	107,098	10,187,162
The Hanover Insurance Group, Inc.	12,700	1,592,834
The Hartford Financial Services Group, Inc.	110,941	5,846,591
The Progressive Corp.	176,563	10,595,546
The Travelers Cos., Inc.	82,538	10,741,495
Torchmark Corp.	33,597	2,958,888
Unum Group	69,546	2,763,063
W. R. Berkley Corp.	28,925	2,192,804
Willis Towers Watson plc	40,066	6,387,322
XL Group Ltd.	79,667	4,479,675
		217,523,696

Materials 2.9%
Air Products & Chemicals, Inc.	67,664	11,108,399
Albemarle Corp.	34,103	3,212,503
Alcoa Corp. *	51,980	2,249,175
AptarGroup, Inc.	18,200	1,864,226
Ashland Global Holdings, Inc.	20,300	1,666,833
Avery Dennison Corp.	26,560	3,045,901
Axalta Coating Systems Ltd. *	65,300	1,975,325
Ball Corp.	107,352	4,183,507
Bemis Co., Inc.	28,149	1,292,321
Berry Global Group, Inc. *	40,400	1,973,540
Cabot Corp.	17,839	1,179,158
Celanese Corp., Series A	42,243	4,989,321
CF Industries Holdings, Inc.	70,560	3,134,275
Crown Holdings, Inc. *	42,675	1,931,897
DowDuPont, Inc.	710,241	48,843,274
Eagle Materials, Inc.	14,650	1,455,478
Eastman Chemical Co.	44,762	4,638,238
Ecolab, Inc.	79,992	11,254,874
FMC Corp.	41,104	3,694,428
Freeport-McMoRan, Inc.	415,857	6,861,640
Graphic Packaging Holding Co.	93,400	1,357,102
Huntsman Corp.	61,800	2,072,154
International Flavors & Fragrances, Inc.	24,408	3,240,406
International Paper Co.	126,807	6,813,340
Louisiana-Pacific Corp.	45,300	1,219,476
LyondellBasell Industries N.V., Class A	97,863	10,842,242
Martin Marietta Materials, Inc.	19,524	3,893,476
NewMarket Corp.	2,800	1,146,432
Newmont Mining Corp.	162,928	5,976,199
Nucor Corp.	96,876	6,483,911
Olin Corp.	48,800	1,440,088
Owens-Illinois, Inc. *	53,700	1,003,116
Security	Number of Shares	Value ($)
Packaging Corp. of America	29,030	3,277,487
PPG Industries, Inc.	77,212	8,544,280
Praxair, Inc.	88,328	14,794,940
Reliance Steel & Aluminum Co.	21,222	1,914,224
Royal Gold, Inc.	20,400	1,726,044
RPM International, Inc.	41,400	2,664,918
Sealed Air Corp.	50,002	2,203,588
Sonoco Products Co.	30,870	1,723,163
Steel Dynamics, Inc.	71,200	3,352,808
The Chemours Co.	55,300	2,533,293
The Mosaic Co.	104,766	3,154,504
The Scotts Miracle-Gro Co.	11,368	902,960
The Sherwin-Williams Co.	25,265	11,135,043
United States Steel Corp.	54,100	1,970,863
Valvoline, Inc.	55,730	1,258,941
Vulcan Materials Co.	40,825	4,572,400
W.R. Grace & Co.	21,500	1,587,990
Westlake Chemical Corp.	10,700	1,147,254
WestRock Co.	77,542	4,495,885
		239,002,840

Media 2.4%
Altice USA, Inc., Class A	35,800	613,254
Cable One, Inc.	1,400	1,013,404
CBS Corp., Class B — Non Voting Shares	104,468	5,502,330
Charter Communications, Inc., Class A *	57,088	17,387,863
Cinemark Holdings, Inc.	34,600	1,242,832
Comcast Corp., Class A	1,406,255	50,315,804
Discovery, Inc., Class A *(a)	46,200	1,227,996
Discovery, Inc., Class C *	106,604	2,617,128
DISH Network Corp., Class A *	72,472	2,287,216
GCI Liberty, Inc., Class A *	30,808	1,482,173
Liberty Broadband Corp., Class C *	47,600	3,782,772
Liberty Global plc, Class A *	70,141	1,980,081
Liberty Global plc, Class C *	179,872	4,881,726
Liberty Media Corp. — Liberty Formula One, Class C *	61,800	2,178,450
Liberty Media Corp. — Liberty SiriusXM, Class A *	24,146	1,138,243
Liberty Media Corp. — Liberty SiriusXM, Class C *	52,300	2,470,129
Lions Gate Entertainment Corp., Class B	32,300	738,701
Live Nation Entertainment, Inc. *	42,800	2,109,184
News Corp., Class A	118,782	1,790,045
Nexstar Media Group, Inc., Class A	13,600	1,012,520
Omnicom Group, Inc.	69,688	4,796,625
Sirius XM Holdings, Inc. (a)	433,100	3,040,362
The Interpublic Group of Cos., Inc.	120,464	2,716,463
The Madison Square Garden Co., Class A *	5,041	1,573,699
The Walt Disney Co.	456,340	51,821,970
Tribune Media Co., Class A	24,000	812,400
Twenty-First Century Fox, Inc., Class A	327,366	14,731,470
Twenty-First Century Fox, Inc., Class B	129,572	5,755,588
Viacom, Inc., Class B	106,546	3,095,161
		194,115,589

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc.	464,075	42,801,637
Agilent Technologies, Inc.	99,131	6,546,611
Akorn, Inc. *	24,100	446,332
Alexion Pharmaceuticals, Inc. *	68,104	9,055,108
Alkermes plc *	47,300	2,074,105
Allergan plc	103,877	19,122,717
Alnylam Pharmaceuticals, Inc. *	26,400	2,508,000
Amgen, Inc.	203,794	40,055,711
Bio-Rad Laboratories, Inc., Class A *	6,100	1,870,565
Bio-Techne Corp.	11,463	1,841,416

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Biogen, Inc. *	64,699	21,633,405
BioMarin Pharmaceutical, Inc. *	53,900	5,420,184
Bluebird Bio, Inc. *	15,300	2,369,970
Bristol-Myers Squibb Co.	500,639	29,412,541
Bruker Corp.	33,900	1,098,360
Catalent, Inc. *	39,000	1,626,300
Celgene Corp. *	216,740	19,526,107
Charles River Laboratories International, Inc. *	14,400	1,789,920
Eli Lilly & Co.	293,504	29,001,130
Exact Sciences Corp. *	38,800	2,267,860
Exelixis, Inc. *	86,500	1,790,550
FibroGen, Inc. *	22,900	1,444,990
Gilead Sciences, Inc.	400,464	31,168,113
Illumina, Inc. *	45,000	14,596,200
Incyte Corp. *	53,300	3,546,582
Ionis Pharmaceuticals, Inc. *	37,900	1,655,472
IQVIA Holdings, Inc. *	49,546	6,041,639
Jazz Pharmaceuticals plc *	18,300	3,167,364
Johnson & Johnson	821,325	108,841,989
Merck & Co., Inc.	824,518	54,311,001
Mettler-Toledo International, Inc. *	7,653	4,534,479
Mylan N.V. *	158,300	5,906,173
Nektar Therapeutics *	49,100	2,582,660
Neurocrine Biosciences, Inc. *	28,300	2,843,867
PerkinElmer, Inc.	34,400	2,723,792
Perrigo Co., plc	40,500	3,261,060
Pfizer, Inc.	1,791,807	71,546,854
PRA Health Sciences, Inc. *	16,300	1,713,782
Regeneron Pharmaceuticals, Inc. *	23,900	8,795,439
Sage Therapeutics, Inc. *	13,900	2,006,048
Sarepta Therapeutics, Inc. *	18,200	2,115,568
Seattle Genetics, Inc. *	32,100	2,259,840
Syneos Health, Inc. *	15,700	773,617
Thermo Fisher Scientific, Inc.	123,098	28,870,174
United Therapeutics Corp. *	13,000	1,597,830
Vertex Pharmaceuticals, Inc. *	77,612	13,585,981
Waters Corp. *	24,100	4,754,207
Zoetis, Inc.	148,273	12,822,649
		639,725,899

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	31,700	4,039,848
American Campus Communities, Inc.	40,600	1,674,750
American Homes 4 Rent, Class A	81,200	1,797,768
American Tower Corp.	135,189	20,040,417
Apartment Investment & Management Co., Class A	49,418	2,107,678
Apple Hospitality REIT, Inc.	64,300	1,156,757
AvalonBay Communities, Inc.	41,849	7,400,996
Boston Properties, Inc.	47,905	6,013,515
Brixmor Property Group, Inc.	91,600	1,620,404
Camden Property Trust	28,764	2,663,259
CBRE Group, Inc., Class A *	95,311	4,746,488
Colony Capital, Inc.	142,200	875,952
CoreSite Realty Corp.	10,300	1,154,630
Cousins Properties, Inc.	132,400	1,233,968
Crown Castle International Corp.	127,427	14,122,734
CubeSmart	54,500	1,654,620
CyrusOne, Inc.	29,700	1,839,024
DCT Industrial Trust, Inc.	27,600	1,845,612
Digital Realty Trust, Inc.	63,907	7,759,588
Douglas Emmett, Inc.	47,600	1,848,784
Duke Realty Corp.	110,237	3,210,101
EPR Properties	20,500	1,363,045
Equinix, Inc.	24,162	10,613,883
Equity Commonwealth *	40,300	1,299,272
Equity LifeStyle Properties, Inc.	26,900	2,447,631
Security	Number of Shares	Value ($)
Equity Residential	111,372	7,287,070
Essex Property Trust, Inc.	20,229	4,864,063
Extra Space Storage, Inc.	38,900	3,655,433
Federal Realty Investment Trust	21,596	2,710,298
First Industrial Realty Trust, Inc.	37,400	1,217,370
Forest City Realty Trust, Inc., Class A	85,300	2,129,941
Gaming & Leisure Properties, Inc.	59,100	2,146,512
GGP, Inc.	193,400	4,123,288
Gramercy Property Trust	46,833	1,282,756
HCP, Inc.	144,480	3,742,032
Healthcare Realty Trust, Inc.	37,600	1,117,096
Healthcare Trust of America, Inc., Class A	60,500	1,652,860
Highwoods Properties, Inc.	31,600	1,551,876
Hospitality Properties Trust	52,081	1,472,330
Host Hotels & Resorts, Inc.	226,239	4,737,445
Hudson Pacific Properties, Inc.	49,012	1,679,151
Invitation Homes, Inc.	83,700	1,934,307
Iron Mountain, Inc.	84,366	2,962,090
JBG SMITH Properties	27,167	991,596
Jones Lang LaSalle, Inc.	13,500	2,308,635
Kilroy Realty Corp.	30,700	2,239,565
Kimco Realty Corp.	126,531	2,111,802
Lamar Advertising Co., Class A	26,170	1,926,897
Liberty Property Trust	46,304	1,984,589
Life Storage, Inc.	14,900	1,429,804
Medical Properties Trust, Inc.	116,000	1,671,560
Mid-America Apartment Communities, Inc.	35,970	3,625,057
National Retail Properties, Inc.	47,900	2,136,819
Omega Healthcare Investors, Inc.	63,500	1,885,315
Paramount Group, Inc.	65,000	1,003,600
Park Hotels & Resorts, Inc.	61,318	1,918,027
Prologis, Inc.	162,080	10,635,690
Public Storage	45,909	10,000,357
Rayonier, Inc.	37,700	1,319,877
Realogy Holdings Corp.	40,200	879,174
Realty Income Corp.	86,400	4,818,528
Regency Centers Corp.	44,442	2,827,844
RLJ Lodging Trust	51,500	1,163,385
Ryman Hospitality Properties, Inc.	15,500	1,317,655
SBA Communications Corp. *	35,900	5,681,175
Senior Housing Properties Trust	72,168	1,287,477
Simon Property Group, Inc.	94,250	16,607,792
SL Green Realty Corp.	27,651	2,851,095
Spirit MTA REIT *	15,700	156,843
Spirit Realty Capital, Inc.	136,200	1,139,994
STORE Capital Corp.	50,900	1,397,205
Sun Communities, Inc.	24,900	2,414,304
Sunstone Hotel Investors, Inc.	64,700	1,052,669
Taubman Centers, Inc.	19,800	1,228,590
The Howard Hughes Corp. *	11,500	1,558,825
The Macerich Co.	33,315	1,967,584
UDR, Inc.	85,262	3,280,882
Ventas, Inc.	110,029	6,203,435
VEREIT, Inc.	298,200	2,275,266
Vornado Realty Trust	54,334	3,907,701
Weingarten Realty Investors	38,102	1,151,442
Welltower, Inc.	114,521	7,169,015
Weyerhaeuser Co.	232,826	7,957,993
WP Carey, Inc.	33,900	2,216,382
		284,498,087

Retailing 6.4%
Advance Auto Parts, Inc.	22,622	3,194,905
Amazon.com, Inc. *	123,291	219,142,355
AutoNation, Inc. *	17,606	854,419
AutoZone, Inc. *	8,347	5,889,059
Best Buy Co., Inc.	74,981	5,625,824
Booking Holdings, Inc. *	14,746	29,915,505

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Burlington Stores, Inc. *	20,153	3,079,580
CarMax, Inc. *	55,293	4,129,281
Dollar General Corp.	77,590	7,615,459
Dollar Tree, Inc. *	73,418	6,701,595
Expedia Group, Inc.	36,404	4,872,311
Five Below, Inc. *	17,000	1,651,720
Floor & Decor Holdings, Inc., Class A *	13,500	644,625
Foot Locker, Inc.	34,809	1,699,027
Genuine Parts Co.	45,830	4,459,717
Kohl’s Corp.	51,165	3,779,559
L Brands, Inc.	74,623	2,363,310
LKQ Corp. *	94,600	3,170,992
Lowe’s Cos., Inc.	251,836	25,017,388
Macy’s, Inc.	93,676	3,721,747
Netflix, Inc. *	133,100	44,914,595
Nordstrom, Inc.	35,597	1,865,639
O'Reilly Automotive, Inc. *	25,054	7,666,524
Penske Automotive Group, Inc.	12,700	662,940
Pool Corp.	11,800	1,808,350
Qurate Retail, Inc. *	132,557	2,822,139
Ross Stores, Inc.	116,430	10,179,475
Target Corp.	163,923	13,225,308
The Gap, Inc.	68,455	2,065,287
The Home Depot, Inc.	352,735	69,672,217
The Michaels Cos., Inc. *	37,094	757,089
The TJX Cos., Inc.	194,308	18,898,396
Tiffany & Co.	30,698	4,222,817
Tractor Supply Co.	38,300	2,988,932
TripAdvisor, Inc. *	33,400	1,936,866
Ulta Salon, Cosmetics & Fragrance, Inc. *	17,832	4,357,963
Urban Outfitters, Inc. *	24,600	1,092,240
Wayfair, Inc., Class A *	12,500	1,360,250
Williams-Sonoma, Inc.	25,300	1,479,797
		529,505,202

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	249,700	4,577,001
Analog Devices, Inc.	113,653	10,926,599
Applied Materials, Inc.	309,449	15,048,505
Broadcom, Inc.	123,070	27,293,234
Cypress Semiconductor Corp.	105,500	1,878,955
Entegris, Inc.	43,200	1,518,480
First Solar, Inc. *	24,700	1,293,045
Integrated Device Technology, Inc. *	38,100	1,311,783
Intel Corp.	1,426,012	68,591,177
KLA-Tencor Corp.	47,638	5,593,654
Lam Research Corp.	50,419	9,611,878
Marvell Technology Group Ltd.	176,574	3,762,792
Maxim Integrated Products, Inc.	85,200	5,209,128
Microchip Technology, Inc.	72,448	6,768,817
Micron Technology, Inc. *	355,259	18,754,123
MKS Instruments, Inc.	16,800	1,584,240
Monolithic Power Systems, Inc.	12,334	1,636,475
NVIDIA Corp.	185,899	45,519,229
ON Semiconductor Corp. *	133,300	2,939,265
Qorvo, Inc. *	38,200	3,123,232
QUALCOMM, Inc.	454,545	29,131,789
Silicon Laboratories, Inc. *	14,000	1,333,500
Skyworks Solutions, Inc.	55,200	5,220,816
Teradyne, Inc.	62,600	2,707,450
Texas Instruments, Inc.	299,497	33,340,006
Universal Display Corp.	12,500	1,203,750
Versum Materials, Inc.	32,300	1,245,165
Xilinx, Inc.	78,605	5,665,062
		316,789,150

Security	Number of Shares	Value ($)
Software & Services 15.5%
2U, Inc. *	17,400	1,316,484
Accenture plc, Class A	196,480	31,305,158
Activision Blizzard, Inc.	232,238	17,050,914
Adobe Systems, Inc. *	150,522	36,829,723
Akamai Technologies, Inc. *	53,209	4,004,509
Alliance Data Systems Corp.	14,871	3,344,191
Alphabet, Inc., Class A *	91,474	112,258,722
Alphabet, Inc., Class C *	93,032	113,244,132
Amdocs Ltd.	43,600	2,946,488
ANSYS, Inc. *	25,800	4,357,104
Aspen Technology, Inc. *	21,900	2,097,801
Autodesk, Inc. *	66,472	8,537,664
Automatic Data Processing, Inc.	134,805	18,197,327
Black Knight, Inc. *	43,026	2,222,293
Blackbaud, Inc.	14,300	1,427,283
Booz Allen Hamilton Holding Corp.	45,300	2,141,331
Broadridge Financial Solutions, Inc.	36,400	4,112,472
CA, Inc.	95,681	4,230,057
Cadence Design Systems, Inc. *	85,787	3,782,349
CDK Global, Inc.	37,500	2,341,875
Citrix Systems, Inc. *	39,500	4,343,815
Cognizant Technology Solutions Corp., Class A	179,832	14,656,308
CoreLogic, Inc. *	25,100	1,222,370
Dell Technologies, Inc., Class V *	61,500	5,689,980
DXC Technology Co.	86,704	7,347,297
eBay, Inc. *	283,187	9,472,605
Electronic Arts, Inc. *	94,231	12,132,241
EPAM Systems, Inc. *	15,500	2,018,255
Euronet Worldwide, Inc. *	16,485	1,515,631
Facebook, Inc., Class A *	734,352	126,734,468
Fair Isaac Corp. *	9,300	1,873,578
Fidelity National Information Services, Inc.	101,022	10,418,399
First Data Corp., Class A *	137,412	3,196,203
Fiserv, Inc. *	125,120	9,444,058
FleetCor Technologies, Inc. *	28,049	6,086,633
Fortinet, Inc. *	44,600	2,805,786
Gartner, Inc. *	28,000	3,792,040
Genpact Ltd.	44,550	1,353,429
Global Payments, Inc.	48,699	5,482,046
GoDaddy, Inc., Class A *	47,015	3,461,244
GrubHub, Inc. *	28,400	3,461,676
Guidewire Software, Inc. *	24,400	2,103,280
IAC/InterActiveCorp *	24,130	3,553,143
International Business Machines Corp.	261,388	37,882,963
Intuit, Inc.	75,082	15,334,748
j2 Global, Inc.	15,800	1,340,472
Jack Henry & Associates, Inc.	24,200	3,259,740
Leidos Holdings, Inc.	43,681	2,988,654
LogMeIn, Inc.	16,000	1,296,800
Manhattan Associates, Inc. *	19,200	923,904
MasterCard, Inc., Class A	281,129	55,663,542
MAXIMUS, Inc.	20,400	1,322,124
Microsoft Corp.	2,353,844	249,695,772
Nuance Communications, Inc. *	79,700	1,177,169
Nutanix, Inc., Class A *	20,000	977,800
Oracle Corp.	912,959	43,529,885
Paychex, Inc.	98,328	6,786,599
Paycom Software, Inc. *	14,900	1,583,125
PayPal Holdings, Inc. *	341,270	28,031,918
Pegasystems, Inc.	12,300	683,880
Perspecta, Inc.	44,302	961,353
Proofpoint, Inc. *	15,000	1,710,750
PTC, Inc. *	35,000	3,216,850
RealPage, Inc. *	19,500	1,074,450
Red Hat, Inc. *	54,383	7,680,511
Sabre Corp.	77,500	1,908,050

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
salesforce.com, Inc. *	215,840	29,602,456
ServiceNow, Inc. *	54,100	9,519,436
Snap, Inc., Class A *(a)	81,700	1,021,250
Splunk, Inc. *	44,400	4,266,840
Square, Inc., Class A *	88,800	5,740,920
SS&C Technologies Holdings, Inc.	62,600	3,322,182
Symantec Corp.	189,489	3,831,468
Synopsys, Inc. *	45,500	4,069,065
Tableau Software, Inc., Class A *	20,800	2,143,856
Take-Two Interactive Software, Inc. *	34,900	3,944,398
Teradata Corp. *	35,844	1,372,467
The Ultimate Software Group, Inc. *	8,900	2,464,321
The Western Union Co.	141,559	2,853,829
Total System Services, Inc.	50,700	4,641,078
Twitter, Inc. *	198,700	6,332,569
Tyler Technologies, Inc. *	10,900	2,452,391
VeriSign, Inc. *	29,305	4,255,965
Visa, Inc., Class A	548,100	74,947,194
VMware, Inc., Class A *	21,400	3,094,226
WEX, Inc. *	12,200	2,315,804
Workday, Inc., Class A *	44,570	5,527,571
Worldpay, Inc., Class A *	91,300	7,503,947
Yelp, Inc. *	23,500	866,680
Zendesk, Inc. *	32,700	1,781,169
Zillow Group, Inc., Class C *	35,100	1,955,070
		1,276,769,573

Technology Hardware & Equipment 5.7%
Amphenol Corp., Class A	92,240	8,625,362
Apple, Inc.	1,506,416	286,655,901
Arista Networks, Inc. *	14,600	3,733,658
ARRIS International plc *	55,100	1,391,826
Arrow Electronics, Inc. *	26,800	2,032,512
Avnet, Inc.	34,946	1,532,382
CDW Corp.	47,000	3,952,230
Cisco Systems, Inc.	1,441,015	60,940,524
Cognex Corp.	53,400	2,818,452
Coherent, Inc. *	7,300	1,153,838
CommScope Holding Co., Inc. *	59,700	1,916,967
Corning, Inc.	256,563	8,512,760
Dolby Laboratories, Inc., Class A	19,800	1,276,110
F5 Networks, Inc. *	18,873	3,234,455
FLIR Systems, Inc.	40,600	2,379,160
Hewlett Packard Enterprise Co.	469,031	7,241,839
HP, Inc.	499,968	11,539,261
IPG Photonics Corp. *	11,900	1,952,076
Jabil, Inc.	50,700	1,428,219
Juniper Networks, Inc.	106,394	2,802,418
Keysight Technologies, Inc. *	58,300	3,381,400
Littelfuse, Inc.	7,700	1,669,514
Motorola Solutions, Inc.	49,912	6,054,326
National Instruments Corp.	31,200	1,366,872
NCR Corp. *	35,344	986,805
NetApp, Inc.	82,700	6,410,904
Palo Alto Networks, Inc. *	28,200	5,590,932
Seagate Technology plc	88,237	4,643,031
SYNNEX Corp.	9,300	897,171
TE Connectivity Ltd.	106,900	10,002,633
Tech Data Corp. *	11,000	917,510
Trimble, Inc. *	74,000	2,612,200
Ubiquiti Networks, Inc. *	5,700	470,706
ViaSat, Inc. *	18,500	1,301,290
Western Digital Corp.	91,093	6,390,174
Xerox Corp.	66,861	1,736,380
Zebra Technologies Corp., Class A *	16,500	2,275,845
		471,827,643

Security	Number of Shares	Value ($)
Telecommunication Services 1.8%
AT&T, Inc.	2,222,302	71,046,995
CenturyLink, Inc.	296,111	5,558,003
Sprint Corp. *	225,000	1,221,750
T-Mobile US, Inc. *	90,900	5,454,000
Verizon Communications, Inc.	1,265,095	65,329,506
Zayo Group Holdings, Inc. *	58,700	2,177,183
		150,787,437

Transportation 2.2%
Alaska Air Group, Inc.	38,800	2,437,804
AMERCO	2,000	754,160
American Airlines Group, Inc.	128,860	5,095,124
C.H. Robinson Worldwide, Inc.	43,348	3,997,986
CSX Corp.	268,081	18,947,965
Delta Air Lines, Inc.	196,630	10,700,605
Expeditors International of Washington, Inc.	52,998	4,036,858
FedEx Corp.	75,263	18,504,914
Genesee & Wyoming, Inc., Class A *	18,600	1,599,600
JB Hunt Transport Services, Inc.	26,491	3,176,271
JetBlue Airways Corp. *	95,500	1,719,000
Kansas City Southern	31,600	3,674,132
Kirby Corp. *	15,900	1,326,855
Knight-Swift Transportation Holdings, Inc.	37,400	1,217,370
Landstar System, Inc.	12,240	1,360,476
Macquarie Infrastructure Corp.	23,100	1,048,971
Norfolk Southern Corp.	86,586	14,633,034
Old Dominion Freight Line, Inc.	21,200	3,112,160
Ryder System, Inc.	16,964	1,328,281
Southwest Airlines Co.	164,017	9,539,229
Union Pacific Corp.	237,424	35,587,483
United Continental Holdings, Inc. *	71,848	5,776,579
United Parcel Service, Inc., Class B	211,035	25,300,986
XPO Logistics, Inc. *	31,250	3,116,250
		177,992,093

Utilities 2.9%
AES Corp.	196,502	2,625,267
ALLETE, Inc.	14,900	1,155,197
Alliant Energy Corp.	74,800	3,214,156
Ameren Corp.	75,685	4,697,011
American Electric Power Co., Inc.	153,071	10,889,471
American Water Works Co., Inc.	54,500	4,809,625
Aqua America, Inc.	54,117	1,999,082
Atmos Energy Corp.	33,918	3,116,047
Avangrid, Inc.	15,500	775,930
CenterPoint Energy, Inc.	133,911	3,813,785
CMS Energy Corp.	85,733	4,144,333
Consolidated Edison, Inc.	95,223	7,515,951
Dominion Energy, Inc.	199,717	14,321,706
DTE Energy Co.	55,897	6,067,060
Duke Energy Corp.	213,295	17,409,138
Edison International	99,454	6,626,620
Entergy Corp.	55,262	4,491,695
Evergy, Inc.	84,077	4,715,879
Eversource Energy	95,112	5,775,201
Exelon Corp.	294,119	12,500,058
FirstEnergy Corp.	138,791	4,917,365
Hawaiian Electric Industries, Inc.	31,000	1,090,270
IDACORP, Inc.	16,910	1,593,598
MDU Resources Group, Inc.	58,317	1,691,193
National Fuel Gas Co.	28,047	1,506,124
NextEra Energy, Inc.	144,208	24,160,608
NiSource, Inc.	103,280	2,703,870
NRG Energy, Inc.	94,700	2,999,149

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
OGE Energy Corp.	61,960	2,245,430
ONE Gas, Inc.	16,000	1,232,640
PG&E Corp.	158,237	6,816,850
Pinnacle West Capital Corp.	34,887	2,805,962
Portland General Electric Co.	27,200	1,233,792
PPL Corp.	211,761	6,092,364
Public Service Enterprise Group, Inc.	155,572	8,021,292
SCANA Corp.	44,531	1,780,795
Sempra Energy	80,814	9,341,290
Southwest Gas Holdings, Inc. *	14,200	1,110,440
The Southern Co.	310,418	15,086,315
UGI Corp.	53,472	2,841,502
Vectren Corp.	25,200	1,801,044
Vistra Energy Corp. *	114,500	2,587,700
WEC Energy Group, Inc.	96,477	6,403,179
Xcel Energy, Inc.	156,309	7,324,640
		238,050,624
Total Common Stock
(Cost $2,059,411,297)		8,216,715,119

Other Investment Companies 0.6% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83% (c)	38,143,237	38,143,237

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.83% (c)	14,565,174	14,565,174
Total Other Investment Companies
(Cost $52,708,411)		52,708,411

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	352	49,580,960	702,581
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,486,843.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	375,265	7,800	(18,800)	364,265	$1,871,798	$431,862	$101,794

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,216,715,119	$—	$—	$8,216,715,119
Other Investment Companies[1]	52,708,411	—	—	52,708,411
Futures Contracts[2]	702,581	—	—	702,581
Total	$8,270,126,111	$—	$—	$8,270,126,111
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	211,950	3,543,804
Cooper Tire & Rubber Co.	95,923	2,738,601
Cooper-Standard Holding, Inc. *	33,819	4,558,801
Dana, Inc.	276,766	5,908,954
Dorman Products, Inc. *	50,100	3,741,468
Fox Factory Holding Corp. *	68,500	3,404,450
Gentherm, Inc. *	68,600	3,107,580
LCI Industries	46,226	4,250,481
Modine Manufacturing Co. *	94,000	1,640,300
Motorcar Parts of America, Inc. *	34,800	751,680
Shiloh Industries, Inc. *	25,500	210,375
Standard Motor Products, Inc.	39,600	1,930,104
Stoneridge, Inc. *	51,100	1,737,400
Superior Industries International, Inc.	47,511	871,827
Tenneco, Inc.	94,828	4,371,571
Tower International, Inc.	37,900	1,224,170
Winnebago Industries, Inc.	57,800	2,306,220
		46,297,786

Banks 12.0%
1st Constitution Bancorp	14,000	311,500
1st Source Corp.	29,203	1,651,722
Access National Corp.	29,724	825,733
ACNB Corp.	12,000	411,600
Allegiance Bancshares, Inc. *	22,000	988,900
American National Bankshares, Inc.	15,700	632,710
Ameris Bancorp	75,471	3,516,949
Ames National Corp.	15,500	487,475
Arrow Financial Corp.	22,687	877,987
Atlantic Capital Bancshares, Inc. *	47,800	853,230
Auburn National Bancorp, Inc.	4,400	213,356
Banc of California, Inc.	81,400	1,628,000
BancFirst Corp.	33,732	2,094,757
BancorpSouth Bank	180,100	5,925,290
Bank of Commerce Holdings	27,300	341,250
Bank of Marin Bancorp	13,000	1,155,050
BankFinancial Corp.	23,600	395,064
Bankwell Financial Group, Inc.	11,900	386,750
Banner Corp.	60,648	3,819,005
Bar Harbor Bankshares	28,257	818,605
Baycom Corp. *	19,200	465,792
BCB Bancorp, Inc.	26,700	397,830
Beneficial Bancorp, Inc.	127,811	2,076,929
Berkshire Hills Bancorp, Inc.	77,000	3,126,200
Blue Hills Bancorp, Inc.	43,900	961,410
BofI Holding, Inc. *	111,839	4,363,958
Boston Private Financial Holdings, Inc.	158,500	2,282,400
Bridge Bancorp, Inc.	31,100	1,113,380
Bridgewater Bancshares, Inc. *	9,700	123,675
Brookline Bancorp, Inc.	147,422	2,683,080
Bryn Mawr Bank Corp.	37,400	1,826,990
Security	Number of Shares	Value ($)
BSB Bancorp, Inc. *	15,267	514,498
Business First Bancshares, Inc.	17,600	454,960
Byline Bancorp, Inc. *	29,000	653,660
C&F Financial Corp.	5,500	343,750
Cadence BanCorp	112,475	3,062,694
Cambridge Bancorp	6,900	620,655
Camden National Corp.	28,950	1,334,595
Capital City Bank Group, Inc.	19,900	481,978
Capitol Federal Financial, Inc.	242,457	3,168,913
Capstar Financial Holdings, Inc.	15,100	270,290
Carolina Financial Corp.	36,500	1,523,875
Cathay General Bancorp	145,153	6,036,913
CB Financial Services, Inc.	8,900	291,920
CBTX, Inc.	35,000	1,308,300
CenterState Bank Corp.	155,905	4,326,364
Central Pacific Financial Corp.	54,000	1,488,240
Central Valley Community Bancorp	22,500	483,525
Century Bancorp, Inc., Class A	5,800	448,630
Charter Financial Corp.	22,859	516,385
Chemical Financial Corp.	133,973	7,609,666
Chemung Financial Corp.	6,100	274,256
Citizens & Northern Corp.	22,100	598,468
City Holding Co.	28,200	2,269,536
Civista Bancshares, Inc.	19,500	482,235
CNB Financial Corp.	27,600	855,876
CoBiz Financial, Inc.	73,478	1,609,168
Codorus Valley Bancorp, Inc.	17,066	532,971
Columbia Banking System, Inc.	136,868	5,602,007
Columbia Financial, Inc. *(a)	93,300	1,566,507
Community Bank System, Inc.	95,008	6,009,256
Community Bankers Trust Corp. *	37,200	353,400
Community Trust Bancorp, Inc.	28,980	1,414,948
ConnectOne Bancorp, Inc.	57,240	1,419,552
County Bancorp, Inc.	10,600	280,264
Customers Bancorp, Inc. *	55,050	1,402,123
CVB Financial Corp.	196,319	4,695,950
Dime Community Bancshares, Inc.	62,100	1,068,120
Eagle Bancorp, Inc. *	60,680	3,279,754
Entegra Financial Corp. *	13,300	387,695
Enterprise Bancorp, Inc.	17,331	658,405
Enterprise Financial Services Corp.	42,900	2,413,125
Equity Bancshares, Inc., Class A *	25,000	1,012,500
Esquire Financial Holdings, Inc. *	11,200	286,048
ESSA Bancorp, Inc.	18,600	292,020
Essent Group Ltd. *	180,798	6,942,643
Evans Bancorp, Inc.	7,900	370,115
Farmers & Merchants Bancorp, Inc. (a)	17,200	802,208
Farmers Capital Bank Corp.	13,815	777,784
Farmers National Banc Corp.	47,500	758,813
FB Financial Corp.	23,900	1,017,184
FCB Financial Holdings, Inc., Class A *	80,295	4,095,045
Federal Agricultural Mortgage Corp., Class C	16,700	1,574,643
Fidelity D&D Bancorp, Inc.	5,200	327,340
Fidelity Southern Corp.	41,648	996,637
Financial Institutions, Inc.	28,800	912,960
First BanCorp *	405,800	3,335,676

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Bancorp (North Carolina)	54,488	2,256,893
First Bancorp, Inc.	18,296	558,028
First Bank/Hamilton NJ	31,000	438,650
First Busey Corp.	81,876	2,597,107
First Business Financial Services, Inc.	13,900	330,264
First Choice Bancorp	10,900	312,830
First Commonwealth Financial Corp.	189,629	3,199,041
First Community Bancshares, Inc.	30,500	992,165
First Community Corp.	13,600	336,600
First Connecticut Bancorp, Inc.	27,100	842,810
First Defiance Financial Corp.	37,900	1,218,864
First Financial Bancorp	179,973	5,462,181
First Financial Bankshares, Inc.	122,584	6,938,254
First Financial Corp.	22,600	1,161,640
First Financial Northwest, Inc.	15,100	266,666
First Foundation, Inc. *	62,700	985,644
First Guaranty Bancshares, Inc. (a)	7,920	209,088
First Internet Bancorp	15,200	483,360
First Interstate BancSystem, Inc., Class A	62,071	2,678,364
First Merchants Corp.	92,100	4,347,120
First Mid-Illinois Bancshares, Inc.	22,300	898,913
First Midwest Bancorp, Inc.	192,272	5,127,894
First Northwest Bancorp *	15,400	249,172
First Savings Financial Group, Inc.	3,500	242,375
First United Corp.	12,800	239,360
Flagstar Bancorp, Inc. *	55,803	1,900,092
Flushing Financial Corp.	50,200	1,259,016
Franklin Financial Network, Inc. *	23,864	934,276
FS Bancorp, Inc.	6,000	368,220
Fulton Financial Corp.	324,423	5,628,739
German American Bancorp, Inc.	39,400	1,443,616
Glacier Bancorp, Inc.	160,200	6,840,540
Great Southern Bancorp, Inc.	21,000	1,240,050
Great Western Bancorp, Inc.	111,817	4,679,541
Green Bancorp, Inc.	42,600	1,035,180
Greene County Bancorp, Inc.	6,700	227,130
Guaranty Bancorp	48,320	1,452,016
Guaranty Bancshares, Inc.	15,500	486,080
Hancock Whitney Corp.	160,471	8,063,668
Hanmi Financial Corp.	60,600	1,518,030
HarborOne Bancorp, Inc. *	28,500	522,975
Heartland Financial USA, Inc.	54,800	3,219,500
Heritage Commerce Corp.	75,000	1,142,250
Heritage Financial Corp.	62,945	2,206,222
Hilltop Holdings, Inc.	139,213	2,895,630
Hingham Institution for Savings	2,496	551,791
Home Bancorp, Inc.	14,700	670,173
Home BancShares, Inc.	300,349	6,965,093
HomeStreet, Inc. *	46,422	1,374,091
HomeTrust Bancshares, Inc. *	33,000	960,300
Hope Bancorp, Inc.	246,279	4,132,562
Horizon Bancorp, Inc.	69,775	1,465,973
Howard Bancorp, Inc. *	24,400	392,840
IBERIABANK Corp.	105,895	8,799,874
Impac Mortgage Holdings, Inc. *(a)	17,322	152,780
Independent Bank Corp., Massachusetts	50,800	4,490,720
Independent Bank Corp., Michigan	41,100	1,006,950
Independent Bank Group, Inc.	40,200	2,697,420
International Bancshares Corp.	104,760	4,656,582
Investar Holding Corp.	16,900	452,920
Investors Bancorp, Inc.	473,414	5,927,143
Kearny Financial Corp.	179,615	2,577,475
Lakeland Bancorp, Inc.	84,497	1,639,242
Lakeland Financial Corp.	45,800	2,220,842
LCNB Corp.	18,900	351,540
LegacyTexas Financial Group, Inc.	89,940	3,942,070
LendingTree, Inc. *	14,723	3,515,852
Level One Bancorp, Inc.	3,100	85,250
Live Oak Bancshares, Inc.	47,600	1,354,220
Security	Number of Shares	Value ($)
Luther Burbank Corp.	29,600	322,048
Macatawa Bank Corp.	49,800	611,046
Malvern Bancorp, Inc. *	13,100	324,225
MB Financial, Inc.	157,110	7,611,979
MBT Financial Corp.	36,300	413,820
Mercantile Bank Corp.	30,700	1,090,464
Merchants Bancorp	30,100	737,751
Meridian Bancorp, Inc.	89,944	1,645,975
Meta Financial Group, Inc.	17,400	1,556,430
Metropolitan Bank Holding Corp. *	12,100	594,594
MGIC Investment Corp. *	698,835	8,721,461
Mid Penn Bancorp, Inc. (a)	8,900	291,920
Middlefield Banc Corp.	6,300	319,410
Midland States Bancorp, Inc.	39,500	1,330,360
MidSouth Bancorp, Inc.	26,300	372,145
MidWestOne Financial Group, Inc.	21,300	685,008
MutualFirst Financial, Inc.	10,500	403,200
MVB Financial Corp.	15,900	262,350
National Bank Holdings Corp., Class A	53,700	2,125,446
National Bankshares, Inc.	12,900	609,525
National Commerce Corp. *	27,932	1,217,835
NBT Bancorp, Inc.	79,823	3,212,078
Nicolet Bankshares, Inc. *	16,000	885,600
NMI Holdings, Inc., Class A *	115,900	2,422,310
Northeast Bancorp	12,600	270,270
Northfield Bancorp, Inc.	82,086	1,367,553
Northrim BanCorp, Inc.	12,900	519,870
Northwest Bancshares, Inc.	177,909	3,205,920
Norwood Financial Corp.	12,000	451,200
Oak Valley Bancorp	13,100	287,283
OceanFirst Financial Corp.	88,715	2,587,817
Oconee Federal Financial Corp.	1,600	43,536
Ocwen Financial Corp. *	219,209	872,452
OFG Bancorp	81,500	1,356,975
Ohio Valley Banc Corp.	7,400	361,860
Old Line Bancshares, Inc.	29,400	1,007,832
Old National Bancorp	285,938	5,561,494
Old Second Bancorp, Inc.	52,624	815,672
OP Bancorp *(a)	22,800	287,964
Opus Bank	37,342	1,056,779
Origin Bancorp, Inc.	30,500	1,238,910
Oritani Financial Corp.	73,550	1,176,800
Orrstown Financial Services, Inc.	14,000	368,200
Pacific Mercantile Bancorp *	31,800	311,640
Pacific Premier Bancorp, Inc. *	86,343	3,194,691
Park National Corp.	25,053	2,743,805
Parke Bancorp, Inc.	13,940	328,984
PCSB Financial Corp.	32,100	631,728
Peapack-Gladstone Financial Corp.	34,200	1,124,496
Penns Woods Bancorp, Inc.	8,900	405,840
PennyMac Financial Services, Inc., Class A *	36,800	704,720
People’s Utah Bancorp	28,800	1,046,880
Peoples Bancorp of North Carolina, Inc.	8,250	258,968
Peoples Bancorp, Inc.	33,200	1,202,504
Peoples Financial Services Corp.	12,900	594,690
PHH Corp. *	63,463	689,843
Ponce de Leon Federal Bank *	16,900	256,204
Preferred Bank	26,000	1,618,240
Premier Financial Bancorp, Inc.	22,033	418,847
Provident Bancorp, Inc. *	8,700	238,815
Provident Financial Services, Inc.	115,951	2,961,389
Prudential Bancorp, Inc.	17,200	325,940
QCR Holdings, Inc.	24,462	1,062,874
Radian Group, Inc.	407,033	7,794,682
RBB Bancorp	25,600	772,352
Reliant Bancorp, Inc.	19,000	526,490
Renasant Corp.	89,866	4,015,213
Republic Bancorp, Inc., Class A	18,000	861,660

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Republic First Bancorp, Inc. *	81,400	643,060
Riverview Bancorp, Inc.	37,300	339,430
S&T Bancorp, Inc.	64,381	2,881,694
Sandy Spring Bancorp, Inc.	64,657	2,528,735
SB One Bancorp	13,500	386,775
Seacoast Banking Corp. of Florida *	87,293	2,558,558
Select Bancorp, Inc. *(a)	21,700	282,317
ServisFirst Bancshares, Inc.	86,780	3,666,455
Shore Bancshares, Inc.	23,800	459,816
SI Financial Group, Inc.	24,000	334,800
Sierra Bancorp	26,400	779,856
Simmons First National Corp., Class A	169,604	5,054,199
SmartFinancial, Inc. *	21,400	549,980
South State Corp.	68,496	5,733,115
Southern First Bancshares, Inc. *	13,000	571,350
Southern Missouri Bancorp, Inc.	14,300	566,852
Southern National Bancorp of Virginia, Inc.	38,900	682,306
Southside Bancshares, Inc.	62,231	2,133,901
Spirit of Texas Bancshares, Inc. *	4,100	89,708
State Bank Financial Corp.	70,600	2,220,370
Sterling Bancorp, Inc.	29,800	382,036
Stock Yards Bancorp, Inc.	41,430	1,580,554
Summit Financial Group, Inc.	20,290	519,424
Territorial Bancorp, Inc.	13,500	411,750
The Bancorp, Inc. *	95,100	923,421
The Bank of N.T. Butterfield & Son Ltd.	102,898	5,089,335
The Bank of Princeton *	11,000	373,010
The Community Financial Corp.	9,300	323,361
The First Bancshares, Inc.	23,200	894,360
The First of Long Island Corp.	47,150	1,027,870
Timberland Bancorp, Inc.	12,900	467,238
Tompkins Financial Corp.	27,742	2,376,935
Towne Bank	125,003	4,037,597
TriCo Bancshares	48,026	1,864,369
TriState Capital Holdings, Inc. *	41,900	1,231,860
Triumph Bancorp, Inc. *	44,700	1,714,245
TrustCo Bank Corp.	175,655	1,598,460
Trustmark Corp.	125,677	4,422,574
UMB Financial Corp.	85,624	6,155,509
Union Bankshares Corp.	123,566	5,005,659
Union Bankshares, Inc.	7,500	396,375
United Bankshares, Inc.	191,224	7,065,727
United Community Banks, Inc.	148,232	4,451,407
United Community Financial Corp.	93,600	978,120
United Financial Bancorp, Inc.	95,007	1,663,573
United Security Bancshares	23,200	249,400
Unity Bancorp, Inc.	13,800	336,720
Univest Corp. of Pennsylvania	55,275	1,509,007
Valley National Bancorp	609,470	7,100,325
Veritex Holdings, Inc. *	43,300	1,334,506
Walker & Dunlop, Inc.	52,145	3,090,113
Washington Federal, Inc.	158,791	5,327,438
Washington Trust Bancorp, Inc.	28,500	1,665,825
Waterstone Financial, Inc.	49,257	837,369
WesBanco, Inc.	82,995	4,055,966
West Bancorp, Inc.	28,900	716,720
Westamerica Bancorp	48,300	2,898,966
Western New England Bancorp, Inc.	53,400	579,390
WSFS Financial Corp.	57,400	3,254,580
		507,262,610

Capital Goods 9.8%
AAON, Inc.	77,087	2,910,034
AAR Corp.	60,520	2,869,253
Actuant Corp., Class A	115,570	3,299,523
Advanced Drainage Systems, Inc.	82,815	2,314,679
Aegion Corp. *	59,100	1,464,498
Aerojet Rocketdyne Holdings, Inc. *	132,222	4,455,881
Security	Number of Shares	Value ($)
Aerovironment, Inc. *	39,800	2,929,678
Aircastle Ltd.	90,800	1,882,284
Alamo Group, Inc.	18,300	1,701,900
Albany International Corp., Class A	54,500	3,605,175
Allied Motion Technologies, Inc.	13,474	618,187
Altra Industrial Motion Corp.	54,000	2,370,600
Ameresco, Inc., Class A *	34,800	466,320
American Railcar Industries, Inc.	14,231	648,507
American Woodmark Corp. *	26,500	2,211,425
Apogee Enterprises, Inc.	51,700	2,624,292
Applied Industrial Technologies, Inc.	71,810	5,360,616
Argan, Inc.	27,400	1,052,160
Armstrong Flooring, Inc. *	38,600	504,502
Astec Industries, Inc.	43,595	2,141,822
Astronics Corp. *	39,092	1,603,163
Atkore International Group, Inc. *	73,500	1,739,010
Axon Enterprise, Inc. *	98,818	6,712,707
AZZ, Inc.	48,700	2,639,540
Babcock & Wilcox Enterprises, Inc. *	60,000	129,000
Barnes Group, Inc.	91,940	6,238,129
Beacon Roofing Supply, Inc. *	128,627	5,412,624
Blue Bird Corp. *	27,100	611,105
BlueLinx Holdings, Inc. *	16,600	565,562
BMC Stock Holdings, Inc. *	128,400	2,824,800
Briggs & Stratton Corp.	78,593	1,390,310
Builders FirstSource, Inc. *	213,949	3,836,106
Caesarstone Ltd. (a)	41,000	645,750
CAI International, Inc. *	33,900	778,344
Chart Industries, Inc. *	58,070	4,534,686
CIRCOR International, Inc.	30,400	1,348,240
Columbus McKinnon Corp.	41,000	1,687,560
Comfort Systems USA, Inc.	69,700	3,871,835
Commercial Vehicle Group, Inc. *	60,600	424,806
Continental Building Products, Inc. *	69,644	2,221,644
CSW Industrials, Inc. *	29,500	1,600,375
Cubic Corp.	47,215	3,215,341
DMC Global, Inc.	27,300	1,120,665
Douglas Dynamics, Inc.	42,000	2,062,200
Ducommun, Inc. *	20,600	686,598
DXP Enterprises, Inc. *	29,600	1,223,664
Dycom Industries, Inc. *	57,098	5,090,858
EMCOR Group, Inc.	109,053	8,391,628
Encore Wire Corp.	38,295	1,866,881
Energous Corp. *(a)	43,400	595,448
Energy Recovery, Inc. *(a)	72,000	582,480
EnerSys	79,195	6,499,534
Engility Holdings, Inc. *	34,534	1,194,876
Enphase Energy, Inc. *	161,200	959,140
EnPro Industries, Inc.	38,312	2,926,654
EnviroStar, Inc.	6,500	260,650
ESCO Technologies, Inc.	47,369	2,948,720
Esterline Technologies Corp. *	48,842	4,166,223
Evoqua Water Technologies Corp. *	144,100	3,075,094
Federal Signal Corp.	111,100	2,638,625
Foundation Building Materials, Inc. *	29,100	421,659
Franklin Electric Co., Inc.	86,436	4,274,260
FreightCar America, Inc.	21,600	395,496
FuelCell Energy, Inc. *(a)	151,500	196,950
GATX Corp.	70,800	5,829,672
Gencor Industries, Inc. *	17,250	258,750
Generac Holdings, Inc. *	113,945	6,124,544
General Finance Corp. *	18,000	246,600
Gibraltar Industries, Inc. *	59,800	2,598,310
Global Brass & Copper Holdings, Inc.	41,300	1,360,835
GMS, Inc. *	62,200	1,632,128
Graham Corp.	18,500	492,655
Granite Construction, Inc.	83,285	4,493,226
Great Lakes Dredge & Dock Corp. *	101,000	545,400
Griffon Corp.	53,100	950,490

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
H&E Equipment Services, Inc.	59,400	2,185,326
Harsco Corp. *	152,159	3,857,231
HC2 Holdings, Inc. *	76,800	443,904
Herc Holdings, Inc. *	45,000	2,556,900
Hillenbrand, Inc.	118,108	5,929,022
Hurco Cos., Inc.	11,300	500,590
Hyster-Yale Materials Handling, Inc.	19,354	1,272,719
IES Holdings, Inc. *	17,000	305,150
Infrastructure and Energy Alternatives, Inc. *(a)	32,900	335,580
Insteel Industries, Inc.	34,500	1,418,985
JELD-WEN Holding, Inc. *	132,774	3,643,319
John Bean Technologies Corp.	59,006	6,526,064
Kadant, Inc.	20,300	1,960,980
Kaman Corp.	52,055	3,447,082
KBR, Inc.	265,950	5,313,681
Kennametal, Inc.	154,100	6,003,736
KLX, Inc. *	95,070	6,944,863
Kratos Defense & Security Solutions, Inc. *	165,500	2,138,260
L.B. Foster Co., Class A *	18,200	446,810
Lawson Products, Inc. *	12,800	346,240
Lindsay Corp.	19,966	1,879,599
Lydall, Inc. *	31,500	1,461,600
Manitex International, Inc. *	27,000	327,510
Masonite International Corp. *	51,236	3,496,857
MasTec, Inc. *	122,378	5,696,696
Maxar Technologies Ltd.	106,655	5,222,895
Mercury Systems, Inc. *	87,601	3,655,590
Meritor, Inc. *	159,838	3,292,663
Milacron Holdings Corp. *	129,100	2,691,735
Miller Industries, Inc.	20,000	521,000
Moog, Inc., Class A	60,284	4,521,903
MRC Global, Inc. *	156,578	3,546,492
Mueller Industries, Inc.	106,169	3,515,256
Mueller Water Products, Inc., Class A	288,100	3,558,035
MYR Group, Inc. *	30,100	1,110,389
National Presto Industries, Inc.	9,500	1,184,175
Navistar International Corp. *	92,189	3,970,580
NCI Building Systems, Inc. *	80,600	1,285,570
Nexeo Solutions, Inc. *	60,700	551,156
NN, Inc.	53,817	1,157,066
Northwest Pipe Co. *	19,300	377,508
NOW, Inc. *	201,000	3,004,950
NV5 Global, Inc. *	15,747	1,185,749
Omega Flex, Inc.	5,672	523,412
Orion Group Holdings, Inc. *	50,600	464,002
Park-Ohio Holdings Corp.	17,186	643,616
Patrick Industries, Inc. *	44,800	2,744,000
PGT Innovations, Inc. *	92,200	2,212,800
Plug Power, Inc. *(a)	393,200	786,400
Powell Industries, Inc.	17,100	626,715
Preformed Line Products Co.	6,200	544,360
Primoris Services Corp.	78,200	2,112,182
Proto Labs, Inc. *	51,000	6,357,150
Quanex Building Products Corp.	65,504	1,159,421
Raven Industries, Inc.	67,400	2,615,120
RBC Bearings, Inc. *	44,227	6,429,721
REV Group, Inc.	57,800	992,426
Rexnord Corp. *	196,750	5,949,720
Rush Enterprises, Inc., Class A *	56,887	2,565,035
Rush Enterprises, Inc., Class B *	9,100	409,409
Simpson Manufacturing Co., Inc.	78,211	5,706,275
SiteOne Landscape Supply, Inc. *	75,183	6,703,316
Spartan Motors, Inc.	65,000	958,750
Sparton Corp. *	18,600	277,698
SPX Corp. *	81,900	3,038,490
SPX FLOW, Inc. *	78,500	3,730,320
Standex International Corp.	24,300	2,518,695
Sterling Construction Co., Inc. *	50,600	679,558
Security	Number of Shares	Value ($)
Sun Hydraulics Corp.	53,250	2,772,195
Sunrun, Inc. *	180,533	2,552,737
Systemax, Inc.	22,800	1,019,616
Tennant Co.	33,276	2,707,003
Textainer Group Holdings Ltd. *	52,831	840,013
The Eastern Co.	11,400	336,300
The Gorman-Rupp Co.	33,331	1,261,245
The Greenbrier Cos., Inc.	59,748	3,384,724
The KeyW Holding Corp. *	93,300	827,571
The Manitowoc Co., Inc. *	65,775	1,742,380
Thermon Group Holdings, Inc. *	62,300	1,561,861
Titan International, Inc.	96,900	1,026,171
Titan Machinery, Inc. *	37,100	561,694
TPI Composites, Inc. *	27,000	832,140
Trex Co., Inc. *	111,256	8,649,041
TriMas Corp. *	87,400	2,587,040
Triton International Ltd.	97,300	3,424,960
Triumph Group, Inc.	92,100	1,920,285
Tutor Perini Corp. *	69,730	1,290,005
Twin Disc, Inc. *	17,200	450,812
Universal Forest Products, Inc.	112,486	4,143,984
Vectrus, Inc. *	22,347	701,919
Veritiv Corp. *	21,776	834,021
Vicor Corp. *	32,598	1,876,015
Vivint Solar, Inc. *(a)	63,800	363,660
Wabash National Corp.	107,500	2,128,500
Watts Water Technologies, Inc., Class A	52,111	4,458,096
Wesco Aircraft Holdings, Inc. *	105,300	1,258,335
Willis Lease Finance Corp. *	6,500	202,930
Willscot Corp. *	61,400	1,025,380
Woodward, Inc.	101,035	8,407,122
		414,260,648

Commercial & Professional Services 4.1%
ABM Industries, Inc.	123,409	3,850,361
Acacia Research Corp. *	84,700	321,860
ACCO Brands Corp.	198,085	2,535,488
Advanced Disposal Services, Inc. *	137,421	3,380,557
ASGN, Inc. *	95,339	8,609,112
Barrett Business Services, Inc.	13,600	1,249,568
BG Staffing, Inc.	14,200	373,460
Brady Corp., Class A	88,029	3,367,109
Casella Waste Systems, Inc., Class A *	75,300	2,075,268
CBIZ, Inc. *	97,114	2,136,508
CECO Environmental Corp.	61,252	420,801
Cimpress N.V. *	41,483	6,059,422
CompX International, Inc.	2,900	36,830
Covanta Holding Corp.	223,300	4,019,400
CRA International, Inc.	14,500	784,740
Deluxe Corp.	90,000	5,303,700
Ennis, Inc.	47,000	1,022,250
Essendant, Inc.	71,498	1,189,012
Exponent, Inc.	97,600	4,772,640
Forrester Research, Inc.	18,317	847,161
Franklin Covey Co. *	17,900	457,345
FTI Consulting, Inc. *	70,698	5,582,314
GP Strategies Corp. *	24,376	460,706
Healthcare Services Group, Inc.	139,632	5,621,584
Heidrick & Struggles International, Inc.	35,765	1,462,789
Heritage-Crystal Clean, Inc. *	29,400	708,540
Herman Miller, Inc.	110,900	4,197,565
Hill International, Inc. *	92,400	508,200
HNI Corp.	82,589	3,573,626
Huron Consulting Group, Inc. *	41,552	1,813,745
ICF International, Inc.	33,941	2,499,755
InnerWorkings, Inc. *	87,100	771,706
Insperity, Inc.	71,902	6,837,880
Interface, Inc.	110,900	2,484,160

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kelly Services, Inc., Class A	59,423	1,443,385
Kforce, Inc.	43,704	1,652,011
Kimball International, Inc., Class B	69,499	1,122,409
Knoll, Inc.	91,703	2,067,903
Korn/Ferry International	106,261	7,011,101
LSC Communications, Inc.	65,700	986,814
Matthews International Corp., Class A	59,359	3,119,315
McGrath RentCorp	44,835	2,662,302
Mistras Group, Inc. *	34,714	730,383
Mobile Mini, Inc.	82,768	3,530,055
MSA Safety, Inc.	64,139	6,470,342
Multi-Color Corp.	26,200	1,738,370
Navigant Consulting, Inc. *	86,148	1,874,580
NL Industries, Inc. *	14,900	127,395
PICO Holdings, Inc. *	39,800	481,580
Pitney Bowes, Inc.	351,100	3,065,103
Quad Graphics, Inc.	61,200	1,258,272
Reis, Inc.	18,200	388,570
Resources Connection, Inc.	55,450	881,655
RR Donnelley & Sons Co.	133,600	788,240
SP Plus Corp. *	42,300	1,649,700
Steelcase, Inc., Class A	158,542	2,179,953
Team, Inc. *	55,213	1,203,643
Tetra Tech, Inc.	104,561	6,357,309
The Brink’s Co.	94,690	7,560,996
TriNet Group, Inc. *	82,446	4,439,717
TrueBlue, Inc. *	77,376	2,093,021
UniFirst Corp.	28,699	5,371,018
US Ecology, Inc.	40,900	2,773,020
Viad Corp.	38,196	2,192,450
VSE Corp.	16,400	706,840
WageWorks, Inc. *	75,200	3,970,560
Willdan Group, Inc. *	15,800	440,504
		171,673,678

Consumer Durables & Apparel 2.7%
Acushnet Holdings Corp.	64,300	1,554,131
American Outdoor Brands Corp. *	102,100	966,887
AV Homes, Inc. *	24,200	521,510
Bassett Furniture Industries, Inc.	20,009	500,225
Beazer Homes USA, Inc. *	59,940	767,831
Callaway Golf Co.	177,508	3,415,254
Cavco Industries, Inc. *	15,924	3,383,054
Century Communities, Inc. *	49,630	1,513,715
Clarus Corp. *	42,700	384,300
Crocs, Inc. *	126,600	2,292,726
Culp, Inc.	22,700	562,960
Deckers Outdoor Corp. *	60,071	6,777,811
Escalade, Inc.	20,400	273,360
Ethan Allen Interiors, Inc.	46,179	1,039,027
Flexsteel Industries, Inc.	13,700	490,871
Fossil Group, Inc. *	85,700	2,245,340
G-III Apparel Group Ltd. *	82,210	3,756,997
GoPro, Inc., Class A *(a)	215,101	1,256,190
Green Brick Partners, Inc. *	50,340	488,298
Hamilton Beach Brands Holding Co., Class A	11,954	303,632
Helen of Troy Ltd. *	50,467	5,780,995
Hooker Furniture Corp.	22,034	992,632
Hovnanian Enterprises, Inc., Class A *	218,000	342,260
Installed Building Products, Inc. *	40,871	2,231,556
iRobot Corp. *(a)	51,104	4,049,992
Johnson Outdoors, Inc., Class A	9,300	753,951
KB Home	159,900	3,797,625
La-Z-Boy, Inc.	87,300	2,662,650
LGI Homes, Inc. *	34,400	1,778,136
Lifetime Brands, Inc.	25,100	304,965
M.D.C. Holdings, Inc.	85,595	2,485,679
Security	Number of Shares	Value ($)
M/I Homes, Inc. *	51,500	1,331,790
Malibu Boats, Inc., Class A *	38,561	1,449,508
Marine Products Corp.	13,700	254,546
MCBC Holdings, Inc. *	34,200	853,632
Meritage Homes Corp. *	73,685	3,179,508
Movado Group, Inc.	29,600	1,474,080
Nautilus, Inc. *	56,900	810,825
Oxford Industries, Inc.	31,096	2,864,563
Perry Ellis International, Inc. *	24,800	695,392
Purple Innovation, Inc. *	10,300	76,632
Rocky Brands, Inc.	12,600	325,710
Roku, Inc. *	82,100	3,728,982
Skyline Champion Corp.	12,800	328,704
Steven Madden Ltd.	109,176	5,900,963
Sturm, Ruger & Co., Inc. (a)	31,895	1,728,709
Superior Group of Cos., Inc.	16,327	342,214
Taylor Morrison Home Corp., Class A *	212,700	4,154,031
The New Home Co., Inc. *	23,849	219,888
TopBuild Corp. *	66,669	4,952,173
TRI Pointe Group, Inc. *	284,691	4,034,071
Tupperware Brands Corp.	95,700	3,513,147
Turtle Beach Corp. *	14,600	396,974
Unifi, Inc. *	29,100	877,947
Universal Electronics, Inc. *	26,260	917,787
Vera Bradley, Inc. *	42,000	558,180
Vista Outdoor, Inc. *	108,000	1,753,920
Vuzix Corp. *(a)	44,000	272,800
William Lyon Homes, Class A *	59,000	1,287,970
Wolverine World Wide, Inc.	174,347	6,168,397
ZAGG, Inc. *	52,521	782,563
		112,910,166

Consumer Services 3.9%
Adtalem Global Education, Inc. *	112,622	6,143,530
American Public Education, Inc. *	30,400	1,340,640
BBX Capital Corp.	122,300	1,066,456
Belmond Ltd., Class A *	169,300	1,904,625
Biglari Holdings, Inc., Class A *	191	186,687
Biglari Holdings, Inc., Class B *	1,810	342,868
BJ’s Restaurants, Inc.	38,400	2,428,800
Bloomin’ Brands, Inc.	156,213	3,021,159
Bluegreen Vacations Corp.	15,000	385,650
Bojangles', Inc. *	30,750	404,362
Boyd Gaming Corp.	155,354	5,802,472
Brinker International, Inc.	83,100	3,919,827
Cambium Learning Group, Inc. *	27,600	327,336
Capella Education Co.	21,800	2,267,200
Career Education Corp. *	127,600	2,347,840
Carriage Services, Inc.	27,800	694,722
Carrols Restaurant Group, Inc. *	66,900	970,050
Century Casinos, Inc. *	53,700	437,655
Chegg, Inc. *	200,647	5,557,922
Churchill Downs, Inc.	22,079	6,313,490
Chuy’s Holdings, Inc. *	31,200	987,480
Cracker Barrel Old Country Store, Inc. (a)	36,294	5,316,889
Dave & Buster’s Entertainment, Inc. *	75,421	3,706,942
Del Frisco’s Restaurant Group, Inc. *	34,900	298,395
Del Taco Restaurants, Inc. *	58,200	753,108
Denny’s Corp. *	117,400	1,708,170
Dine Brands Global, Inc.	31,197	2,215,923
Drive Shack, Inc. *	113,000	700,600
El Pollo Loco Holdings, Inc. *	42,000	487,200
Eldorado Resorts, Inc. *	124,135	5,319,185
Empire Resorts, Inc. *	8,021	111,091
Fiesta Restaurant Group, Inc. *	45,000	1,307,250
Golden Entertainment, Inc. *	34,600	1,077,098
Houghton Mifflin Harcourt Co. *	195,594	1,242,022
ILG, Inc.	199,300	6,841,969

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
International Speedway Corp., Class A	45,300	1,961,490
J Alexander’s Holdings, Inc. *	21,043	225,160
Jack in the Box, Inc.	55,570	4,681,217
K12, Inc. *	71,449	1,168,906
Laureate Education, Inc., Class A *	97,500	1,443,975
Lindblad Expeditions Holdings, Inc. *	37,700	499,148
Marriott Vacations Worldwide Corp.	40,458	4,818,952
Monarch Casino & Resort, Inc. *	21,700	1,034,439
Nathan’s Famous, Inc.	5,600	550,200
Noodles & Co. *(a)	25,859	270,226
Papa John’s International, Inc.	42,111	1,766,978
Penn National Gaming, Inc. *	161,357	5,171,492
Pinnacle Entertainment, Inc. *	97,848	3,252,467
Planet Fitness, Inc., Class A *	167,052	7,938,311
PlayAGS, Inc. *	29,700	847,935
Potbelly Corp. *	43,800	543,120
RCI Hospitality Holdings, Inc.	16,000	518,880
Red Lion Hotels Corp. *	32,100	401,250
Red Robin Gourmet Burgers, Inc. *	24,700	1,168,310
Red Rock Resorts, Inc., Class A	131,164	4,635,336
Regis Corp. *	64,800	1,131,408
Ruth’s Hospitality Group, Inc.	54,100	1,566,195
Scientific Games Corp., Class A *	103,833	4,989,176
SeaWorld Entertainment, Inc. *	102,423	2,181,610
Shake Shack, Inc., Class A *	46,800	2,917,044
Sonic Corp.	67,501	2,372,660
Sotheby’s *	69,900	3,712,389
Speedway Motorsports, Inc.	21,884	386,253
Strategic Education, Inc.	20,100	2,368,584
Texas Roadhouse, Inc.	127,796	8,030,701
The Cheesecake Factory, Inc.	80,602	4,516,130
The Habit Restaurants, Inc., Class A *	37,211	472,580
Town Sports International Holdings, Inc. *	26,900	290,520
Weight Watchers International, Inc. *	72,683	6,507,309
Wingstop, Inc.	54,300	2,679,705
Zoe’s Kitchen, Inc. *(a)	37,096	361,686
		165,318,355

Diversified Financials 3.2%
AG Mortgage Investment Trust, Inc.	54,000	1,054,620
Anworth Mortgage Asset Corp.	183,200	923,328
Apollo Commercial Real Estate Finance, Inc.	235,065	4,487,391
Arbor Realty Trust, Inc.	101,100	1,149,507
Ares Commercial Real Estate Corp.	52,600	742,712
Arlington Asset Investment Corp., Class A (a)	53,900	567,028
ARMOUR Residential REIT, Inc.	77,029	1,830,979
Artisan Partners Asset Management, Inc., Class A	89,600	3,086,720
Ashford, Inc. *	1,400	118,636
Associated Capital Group, Inc., Class A	4,800	178,800
B. Riley Financial, Inc.	38,302	838,814
Banco Latinoamericano de Comercio Exterior, S.A., Class E	56,957	1,353,868
Blackstone Mortgage Trust, Inc., Class A	192,466	6,378,323
Blucora, Inc. *	88,945	3,090,839
BrightSphere Investment Group plc	152,400	2,171,700
Cannae Holdings, Inc. *	126,536	2,309,282
Capstead Mortgage Corp.	170,129	1,423,980
Cherry Hill Mortgage Investment Corp.	23,800	438,396
Cohen & Steers, Inc.	41,628	1,743,797
Colony Credit Real Estate, Inc.	159,700	3,395,222
Cowen, Inc. *	52,075	817,578
Curo Group Holdings Corp. *	13,800	359,214
Diamond Hill Investment Group, Inc.	6,000	1,150,440
Donnelley Financial Solutions, Inc. *	63,500	1,320,800
Dynex Capital, Inc.	103,300	686,945
Security	Number of Shares	Value ($)
Elevate Credit, Inc. *	35,400	329,928
Encore Capital Group, Inc. *	48,500	1,750,850
Enova International, Inc. *	62,336	1,932,416
Exantas Capital Corp.	57,437	602,514
EZCORP, Inc., Class A *	95,382	1,092,124
Federated Investors, Inc., Class B	183,700	4,445,540
FGL Holdings *	264,893	2,389,335
FirstCash, Inc.	83,926	6,814,791
GAIN Capital Holdings, Inc.	50,100	341,181
GAMCO Investors, Inc., Class A	9,700	237,553
Granite Point Mortgage Trust, Inc.	80,900	1,537,100
Great Ajax Corp.	31,800	425,166
Green Dot Corp., Class A *	89,920	7,132,454
Greenhill & Co., Inc.	40,129	1,312,218
Hamilton Lane, Inc., Class A	28,300	1,385,851
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	95,145	1,863,891
Houlihan Lokey, Inc.	56,544	2,779,703
INTL. FCStone, Inc. *	28,300	1,516,597
Invesco Mortgage Capital, Inc.	210,306	3,488,977
Investment Technology Group, Inc.	60,765	1,345,945
KKR Real Estate Finance Trust, Inc.	27,700	573,944
Ladder Capital Corp.	166,055	2,655,219
Ladenburg Thalmann Financial Services, Inc.	193,500	655,965
LendingClub Corp. *	597,288	2,460,827
Marlin Business Services Corp.	17,400	535,920
Moelis & Co., Class A	73,754	4,690,754
MTGE Investment Corp.	82,000	1,644,100
Nelnet, Inc., Class A	35,500	2,086,690
New York Mortgage Trust, Inc.	210,600	1,307,826
On Deck Capital, Inc. *	98,100	671,004
Oppenheimer Holdings, Inc., Class A	19,700	582,135
Orchid Island Capital, Inc.	104,759	851,691
PennyMac Mortgage Investment Trust	111,121	2,143,524
Piper Jaffray Cos.	27,329	2,113,898
PJT Partners, Inc., Class A	37,382	2,250,770
PRA Group, Inc. *	83,281	3,264,615
Pzena Investment Management, Inc., Class A	35,500	346,125
Redwood Trust, Inc.	141,400	2,376,934
Regional Management Corp. *	16,900	560,573
Safeguard Scientifics, Inc. *	36,500	416,100
Siebert Financial Corp. *(a)	13,700	204,267
Silvercrest Asset Management Group, Inc., Class A	15,600	272,220
Stifel Financial Corp.	130,410	7,189,503
Sutherland Asset Management Corp.	34,800	581,160
TPG RE Finance Trust, Inc.	58,900	1,214,518
Value Line, Inc.	1,900	43,339
Virtus Investment Partners, Inc.	13,200	1,758,900
Waddell & Reed Financial, Inc., Class A	149,800	3,102,358
Western Asset Mortgage Capital Corp.	78,856	872,936
Westwood Holdings Group, Inc.	14,900	869,713
WisdomTree Investments, Inc.	217,800	1,903,572
World Acceptance Corp. *	11,400	1,138,974
		135,683,127

Energy 4.9%
Abraxas Petroleum Corp. *	304,200	790,920
Adams Resources & Energy, Inc.	3,300	132,000
Alta Mesa Resources, Inc. *	179,800	1,085,992
Amyris, Inc. *	45,600	313,272
Approach Resources, Inc. *(a)	74,500	171,350
Arch Coal, Inc., Class A	35,800	3,028,322
Archrock, Inc.	237,228	3,238,162
Ardmore Shipping Corp. *	58,600	395,550
Basic Energy Services, Inc. *	36,000	406,080

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bonanza Creek Energy, Inc. *	36,000	1,339,200
Bristow Group, Inc. *	61,162	855,045
C&J Energy Services, Inc. *	120,300	2,798,178
Cactus, Inc., Class A *	68,500	2,241,320
California Resources Corp. *	85,707	3,120,592
Callon Petroleum Co. *	425,500	4,578,380
CARBO Ceramics, Inc. *(a)	36,100	336,813
Carrizo Oil & Gas, Inc. *	148,311	4,179,404
Clean Energy Fuels Corp. *	261,338	744,813
Cloud Peak Energy, Inc. *	147,300	384,453
CONSOL Energy, Inc. *	52,400	2,181,412
Covia Holdings Corp. *	59,310	1,069,359
CVR Energy, Inc.	30,137	1,184,083
Dawson Geophysical Co. *	39,500	308,495
Delek US Holdings, Inc.	157,432	8,394,274
Denbury Resources, Inc. *	834,400	3,763,144
DHT Holdings, Inc.	173,600	737,800
Diamond Offshore Drilling, Inc. *(a)	121,300	2,328,960
Dorian LPG Ltd. *	51,996	441,966
Dril-Quip, Inc. *	72,080	3,715,724
Earthstone Energy, Inc., Class A *	39,700	386,678
Eclipse Resources Corp. *	156,100	251,321
Energy Fuels, Inc. *	137,900	406,805
Energy XXI Gulf Coast, Inc. *	62,400	558,480
EP Energy Corp., Class A *(a)	88,300	189,845
Era Group, Inc. *	37,000	522,810
Evolution Petroleum Corp.	46,800	503,100
Exterran Corp. *	62,414	1,730,116
Forum Energy Technologies, Inc. *	151,155	1,987,688
Frank’s International N.V.	137,000	1,154,910
Frontline Ltd. *(a)	142,463	727,986
FTS International, Inc. *	44,200	530,400
GasLog Ltd.	77,800	1,310,930
Golar LNG Ltd.	178,543	4,643,903
Goodrich Petroleum Corp. *	16,500	208,065
Green Plains, Inc.	72,200	1,198,520
Gulfmark Offshore, Inc. *	6,900	260,061
Gulfport Energy Corp. *	330,245	3,801,120
Halcon Resources Corp. *	244,200	954,822
Hallador Energy Co.	28,100	196,981
Helix Energy Solutions Group, Inc. *	268,707	2,689,757
HighPoint Resources Corp. *	202,898	1,326,953
Independence Contract Drilling, Inc. *	68,000	274,040
International Seaways, Inc. *	40,898	890,349
ION Geophysical Corp. *	19,800	506,880
Isramco, Inc. *	1,400	165,200
Jagged Peak Energy, Inc. *(a)	120,200	1,718,860
Keane Group, Inc. *	104,600	1,475,906
Key Energy Services, Inc. *	17,600	294,976
Laredo Petroleum, Inc. *	290,200	2,704,664
Liberty Oilfield Services, Inc., Class A *(a)	30,600	599,760
Lilis Energy, Inc. *	85,300	400,057
Mammoth Energy Services, Inc. *	16,400	610,408
Matador Resources Co. *	187,062	6,266,577
Matrix Service Co. *	50,830	1,014,059
McDermott International, Inc. *	339,348	6,111,657
Midstates Petroleum Co., Inc. *	28,600	374,946
NACCO Industries, Inc., Class A	8,077	266,541
Natural Gas Services Group, Inc. *	24,300	537,030
NCS Multistage Holdings, Inc. *	18,000	285,480
Newpark Resources, Inc. *	164,110	1,813,416
NextDecade Corp. *	14,700	95,109
Nine Energy Service, Inc. *	15,300	446,913
Noble Corp. plc *	460,500	2,689,320
Nordic American Tankers Ltd.	270,871	609,460
Northern Oil & Gas, Inc. *	201,500	749,580
Nuverra Environmental Solutions, Inc. *	2,300	27,370
Oasis Petroleum, Inc. *	508,804	6,217,585
Ocean Rig UDW, Inc., Class A *	101,800	2,854,472
Security	Number of Shares	Value ($)
Oceaneering International, Inc.	186,875	5,112,900
Oil States International, Inc. *	112,904	3,940,350
Overseas Shipholding Group, Inc., Class A *	107,500	387,000
Panhandle Oil & Gas, Inc., Class A	28,400	579,360
Par Pacific Holdings, Inc. *	59,438	1,040,759
PDC Energy, Inc. *	125,206	7,885,474
Peabody Energy Corp.	151,900	6,454,231
Penn Virginia Corp. *	23,150	1,956,638
PHI, Inc. — Non Voting Shares *	19,572	162,643
Pioneer Energy Services Corp. *	142,900	471,570
Profire Energy, Inc. *	44,000	153,120
ProPetro Holding Corp. *	132,100	2,171,724
Quintana Energy Services, Inc. *	10,200	74,154
Renewable Energy Group, Inc. *	69,400	1,183,270
Resolute Energy Corp. *(a)	41,500	1,275,710
REX American Resources Corp. *	10,500	808,500
RigNet, Inc. *	26,200	322,260
Ring Energy, Inc. *	106,900	1,321,284
Rosehill Resources, Inc. *	2,300	20,194
Rowan Cos. plc, Class A *	242,400	3,509,952
Sanchez Energy Corp. *(a)	144,853	644,596
SandRidge Energy, Inc. *	57,000	930,240
Scorpio Tankers, Inc.	548,302	1,178,849
SEACOR Holdings, Inc. *	31,906	1,683,680
SEACOR Marine Holdings, Inc. *	31,039	785,287
Select Energy Services, Inc., Class A *	84,200	1,286,576
SemGroup Corp., Class A	150,303	3,780,120
Ship Finance International Ltd.	156,000	2,269,800
SilverBow Resources, Inc. *	14,100	429,627
Smart Sand, Inc. *(a)	38,800	225,040
Solaris Oilfield Infrastructure, Inc., Class A *	48,600	762,534
Southwestern Energy Co. *	1,113,300	5,722,362
SRC Energy, Inc. *	456,553	5,168,180
Superior Energy Services, Inc. *	286,200	2,816,208
Talos Energy, Inc. *	37,600	1,396,464
Teekay Corp.	128,100	892,857
Teekay Tankers Ltd., Class A	349,000	331,027
Tellurian, Inc. *(a)	151,000	1,179,310
TETRA Technologies, Inc. *	227,274	979,551
Tidewater, Inc. *	44,600	1,531,118
Ultra Petroleum Corp. *	303,100	536,487
Unit Corp. *	98,078	2,442,142
Uranium Energy Corp. *(a)	292,000	481,800
US Silica Holdings, Inc.	148,311	3,998,465
W&T Offshore, Inc. *	173,300	1,202,702
WildHorse Resource Development Corp. *	50,900	1,116,237
World Fuel Services Corp.	125,200	3,484,316
Zion Oil & Gas, Inc. *(a)	99,600	307,764
		206,201,361

Food & Staples Retailing 0.6%
Ingles Markets, Inc., Class A	27,231	810,122
Natural Grocers by Vitamin Cottage, Inc. *	17,200	228,244
Performance Food Group Co. *	191,500	6,865,275
PriceSmart, Inc.	42,100	3,441,675
Rite Aid Corp. *	1,991,049	4,002,008
Smart & Final Stores, Inc. *	37,600	221,840
SpartanNash, Co.	67,333	1,613,299
SUPERVALU, Inc. *	72,133	2,331,339
The Andersons, Inc.	51,323	1,809,136
The Chefs’ Warehouse, Inc. *	41,500	1,118,425
United Natural Foods, Inc. *	95,115	3,062,703
Village Super Market, Inc., Class A	15,800	425,494
Weis Markets, Inc.	18,100	925,453
		26,855,013

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 1.5%
22nd Century Group, Inc. *(a)	216,700	541,750
Alico, Inc.	6,900	220,800
Alliance One International, Inc. *	15,600	255,840
B&G Foods, Inc. (a)	124,231	3,900,853
Cal-Maine Foods, Inc. *	58,116	2,615,220
Calavo Growers, Inc.	29,588	2,736,890
Castle Brands, Inc. *	200,900	247,107
Celsius Holdings, Inc. *(a)	43,000	183,610
Coca-Cola Bottling Co. Consolidated	9,100	1,320,592
Craft Brew Alliance, Inc. *	23,500	465,300
Darling Ingredients, Inc. *	308,264	6,193,024
Dean Foods Co.	169,900	1,668,418
Farmer Brothers Co. *	19,000	548,150
Fresh Del Monte Produce, Inc.	56,661	2,056,794
Freshpet, Inc. *	48,850	1,416,650
Hostess Brands, Inc. *	188,000	2,633,880
J&J Snack Foods Corp.	27,981	4,056,126
John B. Sanfilippo & Son, Inc.	16,300	1,252,981
Lancaster Colony Corp.	35,439	5,139,718
Landec Corp. *	50,554	707,756
Limoneira Co.	23,600	643,336
MGP Ingredients, Inc.	24,972	2,049,452
National Beverage Corp. *	22,101	2,331,876
Primo Water Corp. *	50,700	889,785
Sanderson Farms, Inc.	38,607	3,892,744
Seneca Foods Corp., Class A *	14,600	393,470
The Boston Beer Co., Inc., Class A *	15,838	4,354,658
The Simply Good Foods Co. *	112,000	1,868,160
Tootsie Roll Industries, Inc. (a)	30,833	921,907
Turning Point Brands, Inc.	14,700	491,862
Universal Corp.	46,276	3,197,672
Vector Group Ltd.	183,500	3,385,575
		62,581,956

Health Care Equipment & Services 6.5%
AAC Holdings, Inc. *	22,600	234,814
Abaxis, Inc.	41,700	3,461,100
Accuray, Inc. *	159,300	613,305
Addus HomeCare Corp. *	14,200	939,330
Allscripts Healthcare Solutions, Inc. *	337,219	4,127,561
Amedisys, Inc. *	53,873	5,044,129
American Renal Associates Holdings, Inc. *	24,500	394,205
AMN Healthcare Services, Inc. *	89,328	5,404,344
AngioDynamics, Inc. *	68,600	1,450,204
Anika Therapeutics, Inc. *	27,300	1,092,819
Antares Pharma, Inc. *	283,700	757,479
Apollo Medical Holdings, Inc. *	46,200	1,117,116
AtriCure, Inc. *	62,500	1,790,625
Atrion Corp.	2,700	1,857,600
Avanos Medical, Inc. *	88,198	4,868,530
AxoGen, Inc. *	63,200	2,839,260
BioScrip, Inc. *	236,600	626,990
BioTelemetry, Inc. *	60,500	3,176,250
Brookdale Senior Living, Inc. *	348,900	3,345,951
Capital Senior Living Corp. *	44,800	447,552
Cardiovascular Systems, Inc. *	61,000	2,313,730
Castlight Health, Inc., Class B *	144,073	475,441
Cerus Corp. *	241,200	1,787,292
Civitas Solutions, Inc. *	31,500	515,025
Community Health Systems, Inc. *	164,900	550,766
Computer Programs & Systems, Inc.	20,700	645,840
CONMED Corp.	47,301	3,500,274
CorVel Corp. *	17,400	997,890
Cotiviti Holdings, Inc. *	74,886	3,342,911
Cross Country Healthcare, Inc. *	68,715	806,027
CryoLife, Inc. *	68,200	2,032,360
Security	Number of Shares	Value ($)
CryoPort, Inc. *(a)	46,600	687,816
Cutera, Inc. *	24,905	996,200
CytoSorbents Corp. *	52,800	633,600
Diplomat Pharmacy, Inc. *	105,788	2,198,275
Endologix, Inc. *	155,037	789,138
Evolent Health, Inc., Class A *	125,700	2,539,140
FONAR Corp. *	13,000	339,300
Genesis Healthcare, Inc. *	101,000	152,510
GenMark Diagnostics, Inc. *	99,500	664,660
Glaukos Corp. *	61,500	2,559,015
Globus Medical, Inc., Class A *	135,400	6,970,392
Haemonetics Corp. *	101,322	9,893,080
HealthEquity, Inc. *	102,204	7,716,402
HealthStream, Inc.	48,700	1,367,496
Helius Medical Technologies, Inc. *(a)	30,500	279,380
Heska Corp. *	12,691	1,272,273
HMS Holdings Corp. *	154,952	3,708,001
Inogen, Inc. *	33,306	6,636,220
Inovalon Holdings, Inc., Class A *(a)	128,500	1,368,525
Inspire Medical Systems, Inc. *	14,600	654,080
Integer Holdings Corp. *	58,300	4,165,535
IntriCon Corp. *	11,300	656,530
Invacare Corp.	62,911	1,122,961
iRadimed Corp. *	6,500	149,500
iRhythm Technologies, Inc. *	44,975	3,397,861
K2M Group Holdings, Inc. *	78,100	1,590,897
Lantheus Holdings, Inc. *	69,200	999,940
LeMaitre Vascular, Inc.	28,935	1,041,660
LHC Group, Inc. *	58,191	5,009,081
LifePoint Health, Inc. *	67,149	4,351,255
LivaNova plc *	91,873	10,117,973
Magellan Health, Inc. *	46,470	3,380,693
Medidata Solutions, Inc. *	108,900	8,092,359
Meridian Bioscience, Inc.	80,350	1,269,530
Merit Medical Systems, Inc. *	92,626	5,029,592
NantHealth, Inc. *(a)	30,500	98,515
National HealthCare Corp.	22,688	1,635,351
National Research Corp., Class A	20,600	781,770
Natus Medical, Inc. *	60,100	2,193,650
Neogen Corp. *	94,918	7,821,243
Nevro Corp. *	55,179	3,104,371
Novocure Ltd. *	135,600	4,610,400
NuVasive, Inc. *	96,827	5,620,807
Nuvectra Corp. *	25,900	406,112
NxStage Medical, Inc. *	122,870	3,448,961
Omnicell, Inc. *	72,543	4,316,308
OraSure Technologies, Inc. *	112,200	1,883,838
Orthofix International N.V. *	32,900	1,990,121
OrthoPediatrics Corp. *	12,900	362,490
Owens & Minor, Inc.	113,900	2,149,293
Oxford Immunotec Global plc *	47,700	625,347
Patterson Cos., Inc.	152,900	3,749,108
PetIQ, Inc. *(a)	19,100	523,340
Pulse Biosciences, Inc. *(a)	19,900	265,864
Quality Systems, Inc. *	99,800	2,008,974
Quidel Corp. *	61,951	4,203,995
Quorum Health Corp. *	53,300	257,972
R1 RCM, Inc. *	191,900	1,539,038
RadNet, Inc. *	73,900	990,260
Rockwell Medical, Inc. *(a)	95,900	389,354
RTI Surgical, Inc. *	107,800	495,880
SeaSpine Holdings Corp. *	21,800	304,328
Select Medical Holdings Corp. *	205,811	4,280,869
Senseonics Holdings, Inc. *(a)	123,800	455,584
Sientra, Inc. *	43,200	884,304
Simulations Plus, Inc.	22,405	397,689
STAAR Surgical Co. *	78,000	2,406,300
Surgery Partners, Inc. *(a)	35,400	534,540
Surmodics, Inc. *	24,300	1,428,840

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tabula Rasa HealthCare, Inc. *	32,200	1,875,328
Tactile Systems Technology, Inc. *	32,300	1,552,661
Tandem Diabetes Care, Inc. *	83,200	2,292,992
Teladoc, Inc. *	126,145	7,549,778
Tenet Healthcare Corp. *	158,125	5,950,244
The Ensign Group, Inc.	92,500	3,336,475
The Providence Service Corp. *	21,200	1,485,696
Tivity Health, Inc. *	74,600	2,514,020
TransEnterix, Inc. *(a)	290,600	1,554,710
Triple-S Management Corp., Class B *	41,400	1,470,114
U.S. Physical Therapy, Inc.	23,300	2,440,675
Utah Medical Products, Inc.	6,100	591,700
Varex Imaging Corp. *	72,800	2,783,872
ViewRay, Inc. *(a)	92,400	1,101,408
Vocera Communications, Inc. *	55,400	1,671,972
Wright Medical Group N.V. *	199,972	5,085,288
		271,779,339

Household & Personal Products 0.6%
Central Garden & Pet Co. *	20,354	878,682
Central Garden & Pet Co., Class A *	67,500	2,708,100
Edgewell Personal Care Co. *	100,800	5,429,088
elf Beauty, Inc. *(a)	42,000	606,480
Inter Parfums, Inc.	32,900	1,980,580
Medifast, Inc.	22,089	3,792,240
Natural Health Trends Corp. (a)	15,100	360,437
Nature’s Sunshine Products, Inc. *	19,900	157,210
Oil-Dri Corp. of America	9,987	423,049
Revlon, Inc., Class A *(a)	15,402	240,271
USANA Health Sciences, Inc. *	23,671	3,130,490
WD-40 Co.	25,700	4,115,855
		23,822,482

Insurance 2.7%
Ambac Financial Group, Inc. *	85,734	1,750,688
American Equity Investment Life Holding Co.	168,822	6,032,010
AMERISAFE, Inc.	35,935	2,256,718
AmTrust Financial Services, Inc.	210,253	3,044,463
Argo Group International Holdings Ltd.	60,809	3,803,603
Citizens, Inc. *(a)	93,300	738,003
CNO Financial Group, Inc.	315,268	6,415,704
Crawford & Co., Class B	20,800	177,216
Donegal Group, Inc., Class A	15,200	222,072
eHealth, Inc. *	36,400	864,136
EMC Insurance Group, Inc.	17,800	476,506
Employers Holdings, Inc.	60,200	2,796,290
Enstar Group Ltd. *	22,498	4,864,068
FBL Financial Group, Inc., Class A	18,768	1,533,346
FedNat Holding Co.	23,046	536,972
Genworth Financial, Inc., Class A *	944,606	4,345,188
Global Indemnity Ltd.	16,555	674,616
Goosehead Insurance, Inc., Class A *	18,300	497,211
Greenlight Capital Re Ltd., Class A *	55,089	804,299
Hallmark Financial Services, Inc. *	27,400	289,344
HCI Group, Inc.	13,800	590,502
Health Insurance Innovations, Inc., Class A *	22,500	748,125
Heritage Insurance Holdings, Inc.	37,062	636,355
Horace Mann Educators Corp.	78,178	3,416,379
Independence Holding Co.	8,748	303,993
Investors Title Co.	2,700	516,780
James River Group Holdings Ltd.	48,400	2,003,276
Kemper Corp.	99,030	7,902,594
Kingstone Cos., Inc.	19,100	312,285
Kinsale Capital Group, Inc.	36,500	2,161,712
Maiden Holdings Ltd.	124,800	1,085,760
Security	Number of Shares	Value ($)
MBIA, Inc. *(a)	168,797	1,730,169
National General Holdings Corp.	117,200	3,232,376
National Western Life Group, Inc., Class A	4,294	1,391,256
NI Holdings, Inc. *	20,500	342,760
Primerica, Inc.	82,453	9,465,604
ProAssurance Corp.	100,800	4,163,040
Protective Insurance Corp., Class B	19,100	445,985
RLI Corp.	74,202	5,547,341
Safety Insurance Group, Inc.	27,770	2,543,732
Selective Insurance Group, Inc.	109,261	6,533,808
State Auto Financial Corp.	30,626	990,445
Stewart Information Services Corp.	43,700	1,985,728
The Navigators Group, Inc.	38,940	2,350,029
Third Point Reinsurance Ltd. *	150,260	1,893,276
Tiptree, Inc.	56,600	384,880
Trupanion, Inc. *(a)	44,700	1,859,520
United Fire Group, Inc.	39,500	2,381,455
United Insurance Holdings Corp.	36,800	763,968
Universal Insurance Holdings, Inc.	58,922	2,616,137
WMIH Corp. *	1,088,061	1,479,763
		113,901,486

Materials 4.4%
A. Schulman, Inc.	50,881	2,205,691
Advanced Emissions Solutions, Inc. (a)	35,400	401,790
AdvanSix, Inc. *	57,200	2,314,884
AgroFresh Solutions, Inc. *	59,500	423,045
AK Steel Holding Corp. *	590,400	2,733,552
Allegheny Technologies, Inc. *	235,571	6,548,874
American Vanguard Corp.	54,100	1,173,970
Balchem Corp.	60,063	6,023,718
Boise Cascade Co.	72,400	3,131,300
Carpenter Technology Corp.	88,344	4,838,601
Century Aluminum Co. *	94,700	1,213,107
Chase Corp.	13,500	1,667,250
Clearwater Paper Corp. *	29,300	662,180
Cleveland-Cliffs, Inc. *	563,459	6,079,723
Coeur Mining, Inc. *	347,813	2,434,691
Commercial Metals Co.	220,700	4,930,438
Compass Minerals International, Inc.	64,717	4,391,048
Ferro Corp. *	157,100	3,537,892
Ferroglobe Representation & Warranty Insurance *(b)	108,500	—
Flotek Industries, Inc. *	96,200	298,220
Forterra, Inc. *(a)	33,600	304,080
FutureFuel Corp.	51,500	708,640
GCP Applied Technologies, Inc. *	137,005	3,993,696
Gold Resource Corp.	94,600	619,630
Greif, Inc., Class A	47,694	2,596,938
Greif, Inc., Class B	10,600	613,210
H.B. Fuller Co.	95,894	5,435,272
Havilah Mining Corp. *(a)	31,388	8,384
Hawkins, Inc.	18,400	686,320
Haynes International, Inc.	23,225	986,133
Hecla Mining Co.	844,395	2,702,064
Ingevity Corp. *	79,553	7,929,047
Innophos Holdings, Inc.	36,300	1,640,034
Innospec, Inc.	45,100	3,650,845
Intrepid Potash, Inc. *	185,500	792,085
Kaiser Aluminum Corp.	30,543	3,409,210
KapStone Paper & Packaging Corp.	165,223	5,746,456
KMG Chemicals, Inc.	27,400	1,967,320
Koppers Holdings, Inc. *	37,900	1,423,145
Kraton Corp. *	57,635	2,771,667
Kronos Worldwide, Inc.	42,800	973,272
Louisiana-Pacific Corp.	275,844	7,425,720
LSB Industries, Inc. *	40,500	266,085
Marrone Bio Innovations, Inc. *	101,700	206,451

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Materion Corp.	37,829	2,371,878
Minerals Technologies, Inc.	67,768	5,123,261
Myers Industries, Inc.	57,000	1,228,350
Neenah, Inc.	31,253	2,744,013
Olympic Steel, Inc.	18,700	413,457
OMNOVA Solutions, Inc. *	83,000	776,050
P.H. Glatfelter Co.	81,100	1,327,607
PolyOne Corp.	149,736	6,715,660
PQ Group Holdings, Inc. *	67,900	1,223,558
Quaker Chemical Corp.	24,300	4,314,222
Ramaco Resources, Inc. *	10,400	67,912
Rayonier Advanced Materials, Inc.	96,642	1,743,422
Ryerson Holding Corp. *	31,700	366,135
Schnitzer Steel Industries, Inc., Class A	49,400	1,627,730
Schweitzer-Mauduit International, Inc.	57,300	2,377,377
Sensient Technologies Corp.	81,246	5,635,223
Stepan Co.	37,800	3,310,524
Summit Materials, Inc., Class A *	212,199	5,326,195
SunCoke Energy, Inc. *	122,700	1,400,007
Synalloy Corp.	15,300	330,480
Tahoe Resources, Inc. *	578,800	2,610,388
TimkenSteel Corp. *	75,744	1,052,842
Trecora Resources *	40,200	603,000
Tredegar Corp.	48,400	1,260,820
Trinseo S.A.	81,400	6,080,580
Tronox Ltd., Class A	178,100	3,285,945
UFP Technologies, Inc. *	13,700	447,990
United States Lime & Minerals, Inc.	3,900	303,030
Universal Stainless & Alloy Products, Inc. *	13,000	388,830
US Concrete, Inc. *	29,900	1,509,950
Valhi, Inc.	49,094	263,144
Verso Corp., Class A *	64,300	1,341,941
Warrior Met Coal, Inc.	69,000	1,785,030
Worthington Industries, Inc.	80,317	3,760,442
		184,982,671

Media 1.6%
AMC Entertainment Holdings, Inc., Class A	98,200	1,600,660
Beasley Broadcasting Group, Inc., Class A	9,000	58,050
Boston Omaha Corp., Class A *	9,400	187,624
Central European Media Enterprises Ltd., Class A *	165,600	641,700
Clear Channel Outdoor Holdings, Inc., Class A	76,300	339,535
Daily Journal Corp. *	2,300	539,994
Emerald Expositions Events, Inc.	46,200	891,660
Entercom Communications Corp., Class A	238,500	1,800,675
Entravision Communications Corp., Class A	121,900	591,215
Eros International plc *(a)	60,590	814,935
Fluent, Inc. *	71,700	168,495
Gannett Co., Inc.	213,500	2,256,695
Gray Television, Inc. *	148,293	2,291,127
Hemisphere Media Group, Inc. *	35,700	428,400
IMAX Corp. *	103,500	2,287,350
Liberty Latin America Ltd., Class A *	79,300	1,513,044
Liberty Latin America Ltd., Class C *	216,900	4,199,184
Liberty Media Corp. — Liberty Braves, Class A *	17,700	454,890
Liberty Media Corp. — Liberty Braves, Class C *	67,300	1,734,321
LiveXLive Media, Inc. *(a)	9,000	43,020
Loral Space & Communications, Inc. *	24,800	979,600
MDC Partners, Inc., Class A *	112,180	572,118
Meredith Corp.	74,458	3,957,443
MSG Networks, Inc., Class A *	114,200	2,689,410
National CineMedia, Inc.	143,800	1,187,788
Security	Number of Shares	Value ($)
New Media Investment Group, Inc.	110,882	1,994,767
Nexstar Media Group, Inc., Class A	83,940	6,249,333
Reading International, Inc., Class A *	31,200	492,960
Saga Communications, Inc., Class A	8,000	302,800
Scholastic Corp.	52,669	2,199,457
Sinclair Broadcast Group, Inc., Class A	136,232	3,514,786
TEGNA, Inc.	408,615	4,507,023
The E.W. Scripps Co., Class A	84,871	1,111,810
The Marcus Corp.	35,900	1,383,945
The New York Times Co., Class A	246,477	6,112,630
tronc, Inc. *	34,917	546,102
WideOpenWest, Inc. *	57,000	620,160
World Wrestling Entertainment, Inc., Class A	79,400	6,281,334
		67,546,040

Pharmaceuticals, Biotechnology & Life Sciences 9.1%
Abeona Therapeutics, Inc. *	59,000	852,550
ACADIA Pharmaceuticals, Inc. *	183,500	2,769,015
Accelerate Diagnostics, Inc. *(a)	48,700	1,068,965
Acceleron Pharma, Inc. *	72,127	3,141,852
Achaogen, Inc. *(a)	58,600	417,232
Achillion Pharmaceuticals, Inc. *	262,489	677,222
Aclaris Therapeutics, Inc. *	50,000	857,000
Acorda Therapeutics, Inc. *	81,239	2,026,913
Adamas Pharmaceuticals, Inc. *	40,972	974,314
ADMA Biologics, Inc. *	35,400	230,808
Aduro Biotech, Inc. *	119,681	700,134
Adverum Biotechnologies, Inc. *	101,500	477,050
Aeglea BioTherapeutics, Inc. *	30,300	254,823
Aerie Pharmaceuticals, Inc. *	67,710	4,573,810
Agenus, Inc. *	145,554	266,364
Aimmune Therapeutics, Inc. *	80,700	2,333,844
Akcea Therapeutics, Inc. *(a)	23,800	752,556
Akebia Therapeutics, Inc. *	94,047	968,684
Akorn, Inc. *	174,100	3,224,332
Albireo Pharma, Inc. *	17,000	536,350
Alder Biopharmaceuticals, Inc. *	110,746	2,098,637
Aldeyra Therapeutics, Inc. *	29,700	206,415
Allena Pharmaceuticals, Inc. *	21,600	231,336
AMAG Pharmaceuticals, Inc. *	64,931	1,431,729
Amicus Therapeutics, Inc. *	357,640	5,203,662
Amneal Pharmaceuticals, Inc. *	162,000	3,105,540
Amphastar Pharmaceuticals, Inc. *	68,026	1,187,054
Ampio Pharmaceuticals, Inc. *(a)	147,900	439,263
AnaptysBio, Inc. *	35,433	2,775,113
ANI Pharmaceuticals, Inc. *	14,900	997,555
Apellis Pharmaceuticals, Inc. *	67,300	1,238,320
Aratana Therapeutics, Inc. *	93,300	423,116
Arbutus Biopharma Corp. *(a)	65,900	731,490
Arcus Biosciences, Inc. *(a)	9,700	113,490
Ardelyx, Inc. *	65,540	265,437
Arena Pharmaceuticals, Inc. *	93,960	3,625,916
ArQule, Inc. *	161,700	805,266
Array BioPharma, Inc. *	384,189	5,912,669
Arrowhead Pharmaceuticals, Inc. *	162,200	2,363,254
Arsanis, Inc. *	8,700	21,924
Assembly Biosciences, Inc. *	31,600	1,397,668
Atara Biotherapeutics, Inc. *	77,315	2,903,178
Athenex, Inc. *(a)	78,500	1,512,695
Athersys, Inc. *(a)	211,500	423,000
Audentes Therapeutics, Inc. *	59,700	2,247,705
AVEO Pharmaceuticals, Inc. *(a)	189,500	403,635
Avid Bioservices, Inc. *	94,500	526,365
Bellicum Pharmaceuticals, Inc. *	74,300	472,548
BioCryst Pharmaceuticals, Inc. *	184,300	1,087,370
Biohaven Pharmaceutical Holding Co., Ltd. *	51,000	1,760,520

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BioSpecifics Technologies Corp. *	11,100	505,050
BioTime, Inc. *(a)	174,800	454,480
Blueprint Medicines Corp. *	78,064	4,647,931
Calithera Biosciences, Inc. *	64,800	288,360
Calyxt, Inc. *	8,800	154,528
Cambrex Corp. *	62,949	3,934,312
Cara Therapeutics, Inc. *(a)	51,217	918,321
CareDx, Inc. *	60,200	810,292
CASI Pharmaceuticals, Inc. *(a)	93,000	678,900
Catalyst Biosciences, Inc. *	22,100	218,348
Catalyst Pharmaceuticals, Inc. *	180,200	520,778
Celcuity, Inc. *	10,900	267,922
Cellular Biomedicine Group, Inc. *(a)	21,600	489,240
ChemoCentryx, Inc. *	43,100	498,236
Chimerix, Inc. *	91,986	411,177
ChromaDex Corp. *(a)	71,800	321,664
Clearside Biomedical, Inc. *	52,100	464,211
Clovis Oncology, Inc. *	90,100	3,977,014
Codexis, Inc. *	94,800	1,365,120
Cohbar, Inc. *(a)	41,500	237,380
Coherus Biosciences, Inc. *	87,261	1,662,322
Collegium Pharmaceutical, Inc. *	54,736	1,054,763
Concert Pharmaceuticals, Inc. *	39,622	633,556
Corbus Pharmaceuticals Holdings, Inc. *(a)	94,500	477,225
Corcept Therapeutics, Inc. *	182,006	2,389,739
Corium International, Inc. *	50,000	370,500
Corvus Pharmaceuticals, Inc. *	25,900	255,633
CTI BioPharma Corp. *	95,500	212,010
Cue Biopharma, Inc. *	33,100	299,886
Cymabay Therapeutics, Inc. *	109,800	1,228,662
Cytokinetics, Inc. *	88,700	651,945
CytomX Therapeutics, Inc. *	71,800	1,891,212
Deciphera Pharmaceuticals, Inc. *	14,200	488,480
Denali Therapeutics, Inc. *(a)	33,400	420,506
Depomed, Inc. *	111,600	988,776
Dermira, Inc. *	66,500	647,710
Dicerna Pharmaceuticals, Inc. *	82,700	1,042,020
Dova Pharmaceuticals, Inc. *(a)	22,000	474,540
Durect Corp. *	301,576	443,317
Dynavax Technologies Corp. *	116,200	1,568,700
Eagle Pharmaceuticals, Inc. *	19,424	1,539,352
Editas Medicine, Inc. *	86,900	2,584,406
Eloxx Pharmaceuticals, Inc. *	40,100	608,317
Emergent BioSolutions, Inc. *	85,309	4,636,544
Enanta Pharmaceuticals, Inc. *	31,724	3,093,724
Endo International plc *	423,600	5,269,584
Endocyte, Inc. *	121,100	1,855,252
Enzo Biochem, Inc. *	80,600	356,252
Epizyme, Inc. *	97,559	1,258,511
Esperion Therapeutics, Inc. *	42,670	1,917,590
Evelo Biosciences, Inc. *	10,100	127,664
Evolus, Inc. *	9,200	180,872
Fate Therapeutics, Inc. *	93,300	833,169
Fennec Pharmaceuticals, Inc. *	21,100	194,120
FibroGen, Inc. *	141,104	8,903,662
Five Prime Therapeutics, Inc. *	62,800	935,720
Flexion Therapeutics, Inc. *	62,543	1,492,276
Fluidigm Corp. *	48,700	311,680
Fortress Biotech, Inc. *	56,900	126,887
Foundation Medicine, Inc. *(b)	28,554	3,911,898
G1 Therapeutics, Inc. *	38,000	1,951,300
Genomic Health, Inc. *	38,800	2,082,784
Geron Corp. *(a)	296,800	1,065,512
Global Blood Therapeutics, Inc. *	94,600	3,954,280
GlycoMimetics, Inc. *	62,600	919,594
GTx, Inc. *	8,600	140,352
Halozyme Therapeutics, Inc. *	238,773	4,321,791
Harvard Bioscience, Inc. *	65,500	373,350
Heron Therapeutics, Inc. *	120,761	4,522,499
Security	Number of Shares	Value ($)
Homology Medicines, Inc. *	19,500	343,395
Horizon Pharma plc *	312,518	5,509,692
Idera Pharmaceuticals, Inc. *	35,991	205,509
Immune Design, Corp. *	62,943	239,183
ImmunoGen, Inc. *	238,800	2,220,840
Immunomedics, Inc. *	248,183	5,939,019
Innovate Biopharmaceuticals, Inc. *(a)	34,500	180,090
Innoviva, Inc. *	128,400	1,816,860
Inovio Pharmaceuticals, Inc. *	161,062	645,859
Insmed, Inc. *	146,009	3,631,244
Insys Therapeutics, Inc. *(a)	53,079	353,506
Intellia Therapeutics, Inc. *	61,900	1,647,778
Intercept Pharmaceuticals, Inc. *	41,500	3,782,310
Intersect ENT, Inc. *	55,268	1,787,920
Intra-Cellular Therapies, Inc. *	83,500	1,675,845
Intrexon Corp. *(a)	129,600	1,899,936
Invitae Corp. *	119,100	1,052,844
Iovance Biotherapeutics, Inc. *	153,072	2,173,622
Ironwood Pharmaceuticals, Inc. *	262,100	5,053,288
Jounce Therapeutics, Inc. *	31,400	221,684
Kadmon Holdings, Inc. *	129,700	440,980
Kala Pharmaceuticals, Inc. *	23,464	297,758
Karyopharm Therapeutics, Inc. *	90,263	1,604,876
Keryx Biopharmaceuticals, Inc. *(a)	182,334	773,096
Kindred Biosciences, Inc. *	49,600	672,080
Kura Oncology, Inc. *	46,300	939,890
La Jolla Pharmaceutical Co. *(a)	39,979	1,322,106
Lannett Co., Inc. *(a)	54,200	691,050
Lexicon Pharmaceuticals, Inc. *	80,800	967,984
Ligand Pharmaceuticals, Inc. *	39,322	8,585,172
Loxo Oncology, Inc. *	50,049	8,387,712
Luminex Corp.	78,600	2,661,396
MacroGenics, Inc. *	73,049	1,508,462
Madrigal Pharmaceuticals, Inc. *	11,000	2,827,330
Mallinckrodt plc *	156,451	3,668,776
MannKind Corp. *(a)	261,100	402,094
Marinus Pharmaceuticals, Inc. *	67,800	501,720
MediciNova, Inc. *(a)	75,800	717,068
Medpace Holdings, Inc. *	22,100	1,356,277
Melinta Therapeutics, Inc. *	36,920	195,676
Menlo Therapeutics, Inc. *	12,000	97,920
Mersana Therapeutics, Inc. *	24,500	289,100
MiMedx Group, Inc. *(a)	197,350	838,737
Minerva Neurosciences, Inc. *	57,100	459,655
Miragen Therapeutics, Inc. *	48,000	323,520
Mirati Therapeutics, Inc. *	33,700	2,069,180
Molecular Templates, Inc. *	16,900	87,542
Momenta Pharmaceuticals, Inc. *	145,533	4,307,777
Mustang Bio, Inc. *	31,300	214,405
MyoKardia, Inc. *	58,013	3,329,946
Myriad Genetics, Inc. *	123,909	5,421,019
NanoString Technologies, Inc. *	42,500	498,525
NantKwest, Inc. *	57,600	201,600
Natera, Inc. *	55,600	1,276,576
NeoGenomics, Inc. *	104,537	1,463,518
Neos Therapeutics, Inc. *	56,200	306,290
NewLink Genetics Corp. *	48,700	184,086
Novavax, Inc. *	710,921	902,870
Nymox Pharmaceutical Corp. *(a)	60,400	193,884
Ocular Therapeutix, Inc. *	63,770	353,924
Odonate Therapeutics, Inc. *	12,100	239,217
Omeros Corp. *(a)	86,800	1,828,008
OPKO Health, Inc. *(a)	599,700	3,370,314
Optinose, Inc. *(a)	30,000	610,500
Organovo Holdings, Inc. *(a)	201,341	239,596
Ovid therapeutics, Inc. *	22,600	225,548
Pacific Biosciences of California, Inc. *	234,500	891,100
Pacira Pharmaceuticals, Inc. *	74,400	2,990,880
Palatin Technologies, Inc. *	365,200	350,592

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Paratek Pharmaceuticals, Inc. *	58,908	594,971
PDL BioPharma, Inc. *	292,600	734,426
Pfenex, Inc. *	39,900	204,288
Phibro Animal Health Corp., Class A	37,200	1,781,880
Pieris Pharmaceuticals, Inc. *	96,900	531,981
PolarityTE, Inc. *(a)	16,200	369,198
Portola Pharmaceuticals, Inc. *	123,300	4,414,140
Prestige Brands Holdings, Inc. *	99,500	3,555,135
Progenics Pharmaceuticals, Inc. *	138,300	1,104,325
Proteostasis Therapeutics, Inc. *	46,900	116,312
Prothena Corp. plc *	74,953	1,113,802
PTC Therapeutics, Inc. *	85,936	3,271,584
Puma Biotechnology, Inc. *	54,300	2,614,545
Quanterix Corp. *	8,900	133,411
Ra Pharmaceuticals, Inc. *	29,200	321,200
Radius Health, Inc. *	75,414	1,809,936
Reata Pharmaceuticals, Inc., Class A *	29,700	2,082,267
Recro Pharma, Inc. *	32,600	168,868
REGENXBIO, Inc. *	54,100	3,803,230
Repligen Corp. *	72,900	3,523,257
resTORbio, Inc. *(a)	11,700	180,063
Retrophin, Inc. *	74,493	2,058,987
Revance Therapeutics, Inc. *	61,208	1,759,730
Rhythm Pharmaceuticals, Inc. *	22,900	710,816
Rigel Pharmaceuticals, Inc. *	307,600	867,432
Rocket Pharmaceuticals, Inc. *	38,900	797,839
Sangamo Therapeutics, Inc. *	189,000	2,579,850
Savara, Inc. *	46,600	513,066
scPharmaceuticals, Inc. *	13,400	62,444
Selecta Biosciences, Inc. *(a)	33,700	408,107
Seres Therapeutics, Inc. *	34,800	263,436
Sienna Biopharmaceuticals, Inc. *	26,900	407,266
SIGA Technologies, Inc. *(a)	96,800	734,712
Solid Biosciences, Inc. *(a)	17,700	711,540
Sorrento Therapeutics, Inc. *(a)	162,000	907,200
Spark Therapeutics, Inc. *	59,400	4,557,168
Spectrum Pharmaceuticals, Inc. *	187,200	3,985,488
Spero Therapeutics, Inc. *	9,800	112,896
Spring Bank Pharmaceuticals, Inc. *(a)	20,800	266,864
Stemline Therapeutics, Inc. *	52,200	803,880
Supernus Pharmaceuticals, Inc. *	92,393	4,892,209
Surface Oncology, Inc. *	13,500	149,310
Syndax Pharmaceuticals, Inc. *	24,400	164,456
Syneos Health, Inc. *	105,684	5,207,579
Synergy Pharmaceuticals, Inc. *(a)	466,800	793,560
Synlogic, Inc. *	28,800	269,856
Syros Pharmaceuticals, Inc. *	45,700	462,484
T2 Biosystems, Inc. *	47,600	285,124
Teligent, Inc. *(a)	74,300	310,574
Tetraphase Pharmaceuticals, Inc. *	100,653	288,874
TG Therapeutics, Inc. *	110,350	1,296,612
The Medicines Co. *	129,228	5,134,228
TherapeuticsMD, Inc. *(a)	313,455	1,636,235
Theravance Biopharma, Inc. *	80,000	1,916,000
Tocagen, Inc. *	33,400	308,950
Tyme Technologies, Inc. *	78,400	227,360
Ultragenyx Pharmaceutical, Inc. *	88,798	7,024,810
UNITY Biotechnology, Inc. *(a)	9,500	142,785
Unum Therapeutics, Inc. *	6,700	112,359
Vanda Pharmaceuticals, Inc. *	95,700	1,995,345
Veracyte, Inc. *	45,400	491,682
Verastem, Inc. *	98,500	758,450
Vericel Corp. *	68,700	717,915
Viking Therapeutics, Inc. *(a)	81,100	827,220
Vital Therapies, Inc. *	56,600	449,970
Voyager Therapeutics, Inc. *	40,000	754,400
WaVe Life Sciences Ltd. *	32,900	1,329,160
Xencor, Inc. *	88,636	3,299,032
XOMA Corp. *	10,600	259,382
Security	Number of Shares	Value ($)
Zafgen, Inc. *	42,600	443,040
ZIOPHARM Oncology, Inc. *(a)	236,064	611,406
Zogenix, Inc. *	66,925	3,797,994
Zomedica Pharmaceuticals Corp. *	73,900	158,885
		384,771,938

Real Estate 7.0%
Acadia Realty Trust	150,957	4,087,916
Agree Realty Corp.	57,400	3,055,976
Alexander & Baldwin, Inc.	127,496	3,053,529
Alexander’s, Inc.	4,141	1,534,158
Altisource Portfolio Solutions S.A. *(a)	18,487	615,802
American Assets Trust, Inc.	72,700	2,793,861
American Realty Investors, Inc. *	5,900	107,203
Americold Realty Trust	97,900	2,105,829
Armada Hoffler Properties, Inc.	81,900	1,236,690
Ashford Hospitality Trust, Inc.	159,082	1,256,748
Bluerock Residential Growth REIT, Inc.	41,408	379,711
Braemar Hotels & Resorts, Inc.	52,487	599,926
BRT Apartments Corp.	15,400	202,202
CareTrust REIT, Inc.	141,065	2,385,409
CatchMark Timber Trust, Inc., Class A	92,109	1,143,994
CBL & Associates Properties, Inc.	322,300	1,756,535
Cedar Realty Trust, Inc.	168,700	803,012
Chatham Lodging Trust	84,634	1,823,016
Chesapeake Lodging Trust	112,685	3,608,174
City Office REIT, Inc.	68,000	867,000
Clipper Realty, Inc.	26,300	279,832
Community Healthcare Trust, Inc.	32,600	978,000
Consolidated-Tomoka Land Co.	7,600	497,876
CoreCivic, Inc.	224,237	5,749,437
CorEnergy Infrastructure Trust, Inc.	23,400	889,902
CorePoint Lodging, Inc. *	77,201	1,950,097
Cousins Properties, Inc.	796,712	7,425,356
DiamondRock Hospitality Co.	378,498	4,511,696
Easterly Government Properties, Inc.	85,800	1,625,910
EastGroup Properties, Inc.	64,811	6,177,784
Education Realty Trust, Inc.	144,219	5,964,898
Farmland Partners, Inc. (a)	59,300	399,682
First Industrial Realty Trust, Inc.	236,101	7,685,088
Forestar Group, Inc. *(a)	21,500	488,050
Four Corners Property Trust, Inc.	115,600	2,878,440
Franklin Street Properties Corp.	191,865	1,690,331
Front Yard Residential Corp.	88,800	857,808
FRP Holdings, Inc. *	12,700	825,500
Getty Realty Corp.	60,559	1,735,015
Gladstone Commercial Corp.	53,500	1,061,440
Gladstone Land Corp.	24,800	294,624
Global Medical REIT, Inc.	37,600	317,720
Global Net Lease, Inc.	127,733	2,702,830
Government Properties Income Trust	184,247	2,776,602
Gramercy Property Trust	303,524	8,313,522
Griffin Industrial Realty, Inc.	1,200	49,932
Healthcare Realty Trust, Inc.	234,396	6,963,905
Hersha Hospitality Trust	66,325	1,431,957
HFF, Inc., Class A	69,900	3,146,199
Independence Realty Trust, Inc.	163,258	1,657,069
Industrial Logistics Properties Trust	38,400	887,040
InfraREIT, Inc.	82,600	1,730,470
Innovative Industrial Properties, Inc. (a)	11,900	385,322
Investors Real Estate Trust	226,702	1,242,327
iStar, Inc. *	121,600	1,321,792
Jernigan Capital, Inc.	27,700	503,863
Kennedy-Wilson Holdings, Inc.	235,589	4,923,810
Kite Realty Group Trust	154,539	2,607,073
LaSalle Hotel Properties	209,080	7,248,804
Lexington Realty Trust	408,774	3,593,123
LTC Properties, Inc.	73,551	3,101,646

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mack-Cali Realty Corp.	172,100	3,350,787
Marcus & Millichap, Inc. *	36,309	1,459,985
Maui Land & Pineapple Co., Inc. *	11,100	141,525
MedEquities Realty Trust, Inc.	55,400	620,480
Monmouth Real Estate Investment Corp.	142,600	2,377,142
National Health Investors, Inc.	75,909	5,681,030
National Storage Affiliates Trust	94,521	2,725,040
New Senior Investment Group, Inc.	136,069	963,369
Newmark Group, Inc., Class A	44,700	623,118
NexPoint Residential Trust, Inc.	30,956	926,823
NorthStar Realty Europe Corp.	87,500	1,197,875
One Liberty Properties, Inc.	26,400	711,744
Pebblebrook Hotel Trust	127,900	4,930,545
Pennsylvania Real Estate Investment Trust	130,957	1,390,763
Physicians Realty Trust	345,250	5,441,140
Piedmont Office Realty Trust, Inc., Class A	242,900	4,804,562
PotlatchDeltic Corp.	116,361	5,439,877
Preferred Apartment Communities, Inc., Class A	73,997	1,252,029
PS Business Parks, Inc.	37,612	4,805,685
QTS Realty Trust, Inc., Class A	95,087	4,064,969
Ramco-Gershenson Properties Trust	150,421	1,978,036
RE/MAX Holdings, Inc., Class A	33,200	1,686,560
Redfin Corp. *(a)	140,600	3,444,700
Retail Opportunity Investments Corp.	207,447	3,922,823
Rexford Industrial Realty, Inc.	151,674	4,647,291
RLJ Lodging Trust	327,533	7,398,970
Ryman Hospitality Properties, Inc.	84,528	7,185,725
Sabra Health Care REIT, Inc.	335,717	7,254,844
Safety Income and Growth, Inc.	14,700	261,660
Saul Centers, Inc.	22,000	1,172,160
Select Income REIT	120,728	2,517,179
Seritage Growth Properties, Class A (a)	60,300	2,551,293
Spirit MTA REIT *	79,600	795,204
STAG Industrial, Inc.	182,800	4,994,096
Stratus Properties, Inc. *	11,800	363,440
Summit Hotel Properties, Inc.	191,600	2,711,140
Sunstone Hotel Investors, Inc.	425,587	6,924,300
Tanger Factory Outlet Centers, Inc.	173,788	4,144,844
Tejon Ranch Co. *	39,092	914,753
Terreno Realty Corp.	103,671	3,826,497
The GEO Group, Inc.	227,320	5,883,042
The RMR Group, Inc., Class A	13,219	1,147,409
The St. Joe Co. *	69,100	1,219,615
Tier REIT, Inc.	90,000	2,139,300
Transcontinental Realty Investors, Inc. *	2,800	97,468
Trinity Place Holdings, Inc. *	32,544	209,258
UMH Properties, Inc.	58,700	906,328
Universal Health Realty Income Trust	24,044	1,618,402
Urban Edge Properties	204,387	4,635,497
Urstadt Biddle Properties, Inc., Class A	55,674	1,239,303
Washington Prime Group, Inc.	349,900	2,809,697
Washington Real Estate Investment Trust	147,582	4,499,775
Whitestone REIT	71,600	930,800
Xenia Hotels & Resorts, Inc.	203,235	4,956,902
		296,185,262

Retailing 3.8%
1-800-FLOWERS.COM, Inc., Class A *	51,800	751,100
Aaron’s, Inc.	133,000	5,760,230
Abercrombie & Fitch Co., Class A	127,554	3,021,754
America’s Car-Mart, Inc. *	10,900	697,600
American Eagle Outfitters, Inc.	304,559	7,668,796
Asbury Automotive Group, Inc. *	37,885	2,663,315
Ascena Retail Group, Inc. *	335,663	1,235,240
At Home Group, Inc. *	50,600	1,835,262
Barnes & Noble Education, Inc. *	71,495	401,802
Barnes & Noble, Inc.	117,110	714,371
Security	Number of Shares	Value ($)
Bed Bath & Beyond, Inc.	254,900	4,774,277
Big 5 Sporting Goods Corp. (a)	42,884	276,602
Big Lots, Inc.	79,269	3,442,653
Boot Barn Holdings, Inc. *	37,111	868,026
Caleres, Inc.	80,075	2,681,712
Camping World Holdings, Inc., Class A (a)	61,800	1,370,106
Carvana Co. *(a)	53,100	2,283,300
Chico’s FAS, Inc.	237,851	2,069,304
Citi Trends, Inc.	24,846	705,875
Conn’s, Inc. *	37,400	1,267,860
Core-Mark Holding Co., Inc.	85,682	2,071,791
Dillard’s, Inc., Class A (a)	21,900	1,757,913
DSW, Inc., Class A	129,707	3,559,160
Duluth Holdings, Inc., Class B *	16,700	384,434
Express, Inc. *	136,598	1,315,439
Five Below, Inc. *	102,922	9,999,902
Francesca’s Holdings Corp. *	64,500	525,030
Funko, Inc., Class A *	19,400	340,664
Gaia, Inc. *	22,400	407,680
GameStop Corp., Class A (a)	186,400	2,686,024
Genesco, Inc. *	36,744	1,495,481
GNC Holdings, Inc., Class A *(a)	153,100	486,858
Group 1 Automotive, Inc.	37,400	2,617,626
Groupon, Inc. *	832,518	3,896,184
Guess?, Inc.	108,400	2,456,344
Haverty Furniture Cos., Inc.	34,900	691,020
Hibbett Sports, Inc. *	35,775	821,036
Hudson Ltd., Class A *	76,900	1,299,610
J. Jill, Inc. *	30,400	248,976
J.C. Penney Co., Inc. *(a)	584,700	1,432,515
Kirkland’s, Inc. *	33,300	378,954
Lands’ End, Inc. *	19,600	475,300
Liberty Expedia Holdings, Inc., Class A *	102,600	4,942,242
Liberty TripAdvisor Holdings, Inc., Class A *	135,311	2,252,928
Lithia Motors, Inc., Class A	44,686	3,979,288
Lumber Liquidators Holdings, Inc. *	54,198	1,048,189
MarineMax, Inc. *	39,700	744,375
Monro, Inc.	60,062	4,051,182
Murphy USA, Inc. *	58,494	4,635,065
National Vision Holdings, Inc. *	91,500	3,720,390
New York & Co., Inc. *	53,300	261,170
Nutrisystem, Inc.	55,771	2,230,840
Office Depot, Inc.	1,033,800	2,594,838
Ollie’s Bargain Outlet Holdings, Inc. *	93,377	6,489,701
Overstock.com, Inc. *(a)	38,600	1,376,090
Party City Holdco, Inc. *	66,516	1,047,627
PetMed Express, Inc.	37,200	1,381,236
Pier 1 Imports, Inc.	144,900	312,984
Rent-A-Center, Inc. *	83,485	1,238,917
RH *	36,090	4,903,187
Sally Beauty Holdings, Inc. *	231,303	3,814,186
Sears Holdings Corp. *	75,800	139,472
Shoe Carnival, Inc.	19,750	619,558
Shutterfly, Inc. *	62,330	5,127,266
Signet Jewelers Ltd.	111,400	6,432,236
Sleep Number Corp. *	67,712	1,929,115
Sonic Automotive, Inc., Class A	46,274	941,676
Sportsman’s Warehouse Holdings, Inc. *	76,900	391,421
Tailored Brands, Inc.	93,569	1,886,351
The Buckle, Inc. (a)	53,464	1,285,809
The Cato Corp., Class A	40,904	1,018,510
The Children’s Place, Inc.	30,390	3,734,931
The Container Store Group, Inc. *	29,700	196,911
Tile Shop Holdings, Inc.	77,415	642,544
Tilly’s, Inc., Class A	28,900	447,950
Weyco Group, Inc.	12,400	432,140

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Winmark Corp.	4,600	677,120
Zumiez, Inc. *	33,700	763,305
		161,527,876

Semiconductors & Semiconductor Equipment 2.6%
ACM Research, Inc., Class A *(a)	15,000	194,400
Adesto Technologies Corp. *	33,600	184,800
Advanced Energy Industries, Inc. *	73,237	4,485,034
Alpha & Omega Semiconductor Ltd. *	37,700	503,672
Ambarella, Inc. *	61,000	2,389,980
Amkor Technology, Inc. *	187,718	1,629,392
Aquantia Corp. *	39,400	502,744
Axcelis Technologies, Inc. *	59,600	1,311,200
AXT, Inc. *	75,200	567,760
Brooks Automation, Inc.	131,531	4,022,218
Cabot Microelectronics Corp.	47,924	5,772,446
CEVA, Inc. *	41,436	1,247,224
Cirrus Logic, Inc. *	120,200	5,199,852
Cohu, Inc.	53,500	1,347,130
Cree, Inc. *	190,316	8,973,399
Diodes, Inc. *	73,981	2,749,134
Entegris, Inc.	267,607	9,406,386
FormFactor, Inc. *	136,191	1,763,673
Ichor Holdings Ltd. *(a)	47,200	991,200
Impinj, Inc. *(a)	35,000	745,850
Inphi Corp. *	82,576	2,596,189
Integrated Device Technology, Inc. *	250,282	8,617,209
Kopin Corp. *	118,000	361,080
Lattice Semiconductor Corp. *	216,100	1,661,809
MACOM Technology Solutions Holdings, Inc. *	84,490	1,759,927
MaxLinear, Inc. *	116,460	2,015,923
Nanometrics, Inc. *	41,900	1,577,954
NeoPhotonics Corp. *(a)	69,563	443,116
NVE Corp.	9,000	961,380
PDF Solutions, Inc. *	54,400	571,200
Photronics, Inc. *	129,937	1,169,433
Power Integrations, Inc.	53,362	3,815,383
Rambus, Inc. *	199,300	2,463,348
Rudolph Technologies, Inc. *	60,037	1,717,058
Semtech Corp. *	122,639	5,819,221
Silicon Laboratories, Inc. *	80,590	7,676,198
SMART Global Holdings, Inc. *	18,700	570,911
SunPower Corp. *(a)	118,400	859,584
Synaptics, Inc. *	65,707	3,292,578
Ultra Clean Holdings, Inc. *	72,200	968,924
Veeco Instruments, Inc. *	91,055	1,333,956
Xcerra Corp. *	101,880	1,450,771
Xperi Corp.	92,159	1,534,447
		107,225,093

Software & Services 7.7%
8x8, Inc. *	172,300	3,437,385
A10 Networks, Inc. *	92,019	622,049
ACI Worldwide, Inc. *	216,752	5,600,872
Acxiom Corp. *	148,200	6,008,028
Agilysys, Inc. *	28,500	468,825
Alarm.com Holdings, Inc. *	57,600	2,469,312
Altair Engineering, Inc., Class A *	46,500	1,632,150
Alteryx, Inc., Class A *	52,200	2,035,278
Amber Road, Inc. *	44,100	374,850
American Software, Inc., Class A	52,300	782,408
Appfolio, Inc., Class A *	27,500	1,985,500
Apptio, Inc., Class A *	62,900	2,111,553
Asure Software, Inc. *	18,400	259,256
Avaya Holdings Corp. *	198,516	4,085,459
Benefitfocus, Inc. *	37,190	1,119,419
Security	Number of Shares	Value ($)
Blackbaud, Inc.	90,806	9,063,347
Blackline, Inc. *	60,500	2,583,350
Bottomline Technologies de, Inc. *	76,157	4,104,862
Box, Inc., Class A *	240,361	5,759,050
Brightcove, Inc. *	67,610	578,066
CACI International, Inc., Class A *	46,349	8,120,345
Carbon Black, Inc. *(a)	15,100	313,476
Carbonite, Inc. *	49,800	1,708,140
Cardlytics, Inc. *	9,800	184,436
Cardtronics plc, Class A *	74,300	1,881,276
Care.com, Inc. *	36,500	657,730
Cargurus, Inc. *	93,078	4,034,931
Cars.com, Inc. *	137,196	3,892,251
Cass Information Systems, Inc.	22,414	1,509,583
ChannelAdvisor Corp. *	49,700	690,830
Cision Ltd. *	73,200	1,103,856
Cloudera, Inc. *	193,000	2,584,270
CommVault Systems, Inc. *	74,219	4,816,813
ConvergeOne Holdings, Inc.	46,600	442,700
Convergys Corp.	171,500	4,218,900
Cornerstone OnDemand, Inc. *	100,900	4,984,460
Coupa Software, Inc. *	100,139	6,139,522
CSG Systems International, Inc.	62,200	2,529,674
Digimarc Corp. *	21,742	654,434
Ebix, Inc.	45,550	3,614,393
eGain Corp. *	32,900	427,700
Ellie Mae, Inc. *	64,402	6,389,967
Endurance International Group Holdings, Inc. *	131,402	1,077,496
Envestnet, Inc. *	83,427	4,888,822
Etsy, Inc. *	225,243	9,203,429
Everbridge, Inc. *	49,000	2,204,020
Everi Holdings, Inc. *	126,200	927,570
EVERTEC, Inc.	116,300	2,709,790
Exela Technologies, Inc. *	88,800	444,888
ExlService Holdings, Inc. *	63,392	3,780,699
Five9, Inc. *	107,437	3,427,240
ForeScout Technologies, Inc. *	53,800	1,827,048
Fusion Connect, Inc. *	38,900	155,989
Glu Mobile, Inc. *	206,658	1,101,487
Gogo, Inc. *(a)	103,600	370,888
GTT Communications, Inc. *	65,143	2,895,606
Hortonworks, Inc. *	128,100	2,231,502
HubSpot, Inc. *	68,382	8,486,206
Imperva, Inc. *	65,042	3,008,193
Information Services Group, Inc. *	70,400	288,640
Instructure, Inc. *	58,500	2,263,950
Internap Corp. *	40,375	398,905
j2 Global, Inc.	88,352	7,495,784
Leaf Group Ltd. *	32,500	380,250
Limelight Networks, Inc. *	200,300	893,338
Liquidity Services, Inc. *	47,500	334,875
LivePerson, Inc. *	105,300	2,442,960
Majesco *	9,500	74,100
ManTech International Corp., Class A	49,300	2,950,605
MAXIMUS, Inc.	122,017	7,907,922
MicroStrategy, Inc., Class A *	17,762	2,311,724
MINDBODY, Inc., Class A *	81,374	3,039,319
Mitek Systems, Inc. *	60,900	514,605
MobileIron, Inc. *	133,036	625,269
Model N, Inc. *	47,400	884,010
MoneyGram International, Inc. *	54,500	356,430
Monotype Imaging Holdings, Inc.	79,400	1,639,610
New Relic, Inc. *	83,656	8,173,191
NIC, Inc.	121,300	1,989,320
OneSpan, Inc. *	58,800	958,440
Pandora Media, Inc. *	485,600	3,272,944
Park City Group, Inc. *	25,000	206,250
Paylocity Holding Corp. *	54,045	3,134,610

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Perficient, Inc. *	64,297	1,692,297
Perspecta, Inc.	271,700	5,895,890
PFSweb, Inc. *	28,700	276,094
Presidio, Inc. *	61,300	855,748
PRGX Global, Inc. *	38,800	351,140
Progress Software Corp.	85,698	3,152,829
PROS Holdings, Inc. *	51,900	1,927,566
Q2 Holdings, Inc. *	68,466	4,049,764
QAD, Inc., Class A	19,200	956,160
Qualys, Inc. *	63,596	5,539,212
QuinStreet, Inc. *	71,500	948,090
Quotient Technology, Inc. *	149,132	2,199,697
Rapid7, Inc. *	67,200	1,868,832
Remark Holdings, Inc. *(a)	50,900	183,240
Rimini Street, Inc. *	18,800	131,600
Rosetta Stone, Inc. *	37,100	545,370
SailPoint Technologies Holding, Inc. *	72,000	1,734,480
Science Applications International Corp.	79,830	6,735,257
SecureWorks Corp., Class A *	17,800	228,196
SendGrid, Inc. *	17,000	434,010
ServiceSource International, Inc. *	144,500	505,750
ShotSpotter, Inc. *	13,500	576,045
Shutterstock, Inc. *	35,160	1,619,821
SPS Commerce, Inc. *	31,600	2,710,964
Stamps.com, Inc. *	32,653	8,522,433
Sykes Enterprises, Inc. *	73,993	2,194,632
Syntel, Inc. *	67,567	2,742,545
TechTarget, Inc. *	38,851	1,104,145
Telaria, Inc. *	82,400	307,352
Telenav, Inc. *	53,800	290,520
The Hackett Group, Inc.	45,600	822,168
The Meet Group, Inc. *	136,700	555,002
The Trade Desk, Inc., Class A *	59,620	5,027,158
TiVo Corp.	225,309	2,737,504
Travelport Worldwide Ltd.	236,986	4,479,035
Travelzoo *	9,000	117,000
TrueCar, Inc. *	170,859	1,899,952
TTEC Holdings, Inc.	26,900	864,835
Tucows, Inc., Class A *(a)	17,800	1,045,750
Unisys Corp. *	92,750	1,191,838
Upland Software, Inc. *	29,400	920,808
Varonis Systems, Inc. *	52,674	3,148,588
Verint Systems, Inc. *	119,878	5,382,522
Veritone, Inc. *	15,300	228,429
VirnetX Holding Corp. *(a)	108,500	314,650
Virtusa Corp. *	53,600	2,831,688
Web.com Group, Inc. *	75,400	1,896,310
Workiva, Inc. *	51,900	1,310,475
XO Group, Inc. *	45,900	1,293,462
Yelp, Inc. *	152,996	5,642,493
Yext, Inc. *	151,600	3,204,824
Zix Corp. *	103,700	553,758
Zscaler, Inc. *(a)	26,000	918,060
		323,924,618

Technology Hardware & Equipment 4.4%
3D Systems Corp. *(a)	204,900	2,493,633
Acacia Communications, Inc. *	51,000	1,639,140
ADTRAN, Inc.	90,200	1,465,750
Aerohive Networks, Inc. *	58,800	235,200
Anixter International, Inc. *	55,024	4,011,250
Applied Optoelectronics, Inc. *(a)	35,500	1,364,265
Avid Technology, Inc. *	46,142	258,857
AVX Corp.	87,954	1,827,684
Badger Meter, Inc.	53,380	2,783,767
Bel Fuse, Inc., Class B	17,600	396,000
Belden, Inc.	75,708	4,902,093
Benchmark Electronics, Inc.	89,594	2,168,175
Security	Number of Shares	Value ($)
CalAmp Corp. *	64,900	1,477,124
Calix, Inc. *	78,900	556,245
Casa Systems, Inc. *	26,900	409,687
Ciena Corp. *	270,674	6,875,120
Clearfield, Inc. *	21,200	274,540
Comtech Telecommunications Corp.	43,400	1,458,240
Control4 Corp. *	48,900	1,243,527
Cray, Inc. *	76,500	1,908,675
CTS Corp.	61,000	2,128,900
Daktronics, Inc.	69,000	592,710
DASAN Zhone Solutions, Inc. *	11,000	101,970
Diebold Nixdorf, Inc.	144,233	1,637,045
Digi International, Inc. *	53,700	724,950
Eastman Kodak Co. *(a)	33,200	104,580
Electro Scientific Industries, Inc. *	61,264	1,104,590
Electronics For Imaging, Inc. *	83,188	2,838,375
ePlus, Inc. *	25,400	2,505,710
Extreme Networks, Inc. *	213,900	1,818,150
Fabrinet *	67,400	2,636,688
FARO Technologies, Inc. *	31,400	2,044,140
Finisar Corp. *	217,307	3,661,623
Fitbit, Inc., Class A *	385,700	2,287,201
Harmonic, Inc. *	159,800	735,080
II-VI, Inc. *	116,600	4,570,720
Immersion Corp. *	58,079	815,429
Infinera Corp. *	278,004	2,312,993
Insight Enterprises, Inc. *	66,488	3,342,352
InterDigital, Inc.	65,395	5,391,818
Iteris, Inc. *	54,400	267,104
Itron, Inc. *	63,569	3,890,423
KEMET Corp. *	105,701	2,747,169
Kimball Electronics, Inc. *	50,300	1,023,605
Knowles Corp. *	163,397	2,836,572
KVH Industries, Inc. *	30,800	381,920
Lumentum Holdings, Inc. *	118,211	6,176,525
Maxwell Technologies, Inc. *	59,700	274,023
Mesa Laboratories, Inc.	6,300	1,274,049
Methode Electronics, Inc.	67,200	2,637,600
MTS Systems Corp.	33,875	1,847,034
Napco Security Technologies, Inc. *	21,900	346,020
NETGEAR, Inc. *	59,000	3,885,150
NetScout Systems, Inc. *	158,694	4,252,999
nLight, Inc. *	13,000	396,890
Novanta, Inc. *	61,910	3,860,088
Oclaro, Inc. *	313,500	2,652,210
OSI Systems, Inc. *	31,600	2,520,416
Par Technology Corp. *	21,200	396,016
Park Electrochemical Corp.	37,046	819,087
PC Connection, Inc.	21,700	734,545
Plantronics, Inc.	62,658	4,302,098
Plexus Corp. *	61,870	3,676,315
Quantenna Communications, Inc. *	61,900	986,067
Ribbon Communications, Inc. *	98,311	667,040
Rogers Corp. *	34,729	4,048,360
Sanmina Corp. *	128,500	3,739,350
ScanSource, Inc. *	47,405	1,955,456
Stratasys Ltd. *	94,406	1,833,364
Super Micro Computer, Inc. *	72,826	1,609,455
SYNNEX Corp.	57,400	5,537,378
Tech Data Corp. *	71,791	5,988,087
TTM Technologies, Inc. *	174,892	3,036,125
USA Technologies, Inc. *	96,300	1,295,235
VeriFone Systems, Inc. *	208,009	4,763,406
ViaSat, Inc. *	102,716	7,225,043
Viavi Solutions, Inc. *	429,230	4,343,808
Vishay Intertechnology, Inc.	250,354	6,258,850
Vishay Precision Group, Inc. *	19,400	774,060
		184,362,938

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.7%
ATN International, Inc.	19,500	1,245,660
Boingo Wireless, Inc. *	75,500	1,744,805
Cincinnati Bell, Inc. *	85,563	1,142,266
Cogent Communications Holdings, Inc.	78,200	4,062,490
Consolidated Communications Holdings, Inc.	130,792	1,666,290
Frontier Communications Corp. (a)	148,619	775,791
Intelsat S.A. *	74,400	1,450,800
Iridium Communications, Inc. *	181,876	3,146,455
NII Holdings, Inc. *	165,400	1,025,480
Ooma, Inc. *	37,100	597,310
ORBCOMM, Inc. *	136,700	1,306,852
pdvWireless, Inc. *	17,505	523,400
Shenandoah Telecommunications Co.	87,900	2,900,700
Spok Holdings, Inc.	36,000	522,000
Vonage Holdings Corp. *	416,321	5,333,072
Windstream Holdings, Inc. *(a)	74,196	261,170
		27,704,541

Transportation 1.4%
Air Transport Services Group, Inc. *	109,700	2,471,541
Allegiant Travel Co.	24,081	2,976,412
ArcBest Corp.	48,481	2,256,791
Atlas Air Worldwide Holdings, Inc. *	45,086	3,023,016
Avis Budget Group, Inc. *	129,342	4,507,569
Costamare, Inc.	87,800	609,332
Covenant Transportation Group, Inc., Class A *	23,794	689,550
Daseke, Inc. *	76,700	666,523
Eagle Bulk Shipping, Inc. *	93,048	535,026
Echo Global Logistics, Inc. *	52,175	1,797,429
Forward Air Corp.	55,282	3,532,520
Genco Shipping & Trading Ltd. *	16,900	250,965
Hawaiian Holdings, Inc.	95,378	3,824,658
Heartland Express, Inc.	88,500	1,698,315
Hertz Global Holdings, Inc. *	104,400	1,590,012
Hub Group, Inc., Class A *	61,098	2,834,947
Marten Transport Ltd.	74,608	1,630,185
Matson, Inc.	79,231	2,852,316
P.A.M. Transportation Services, Inc. *	4,100	223,655
Radiant Logistics, Inc. *	67,754	270,338
Safe Bulkers, Inc. *	97,600	324,032
Saia, Inc. *	48,600	3,662,010
Scorpio Bulkers, Inc.	105,875	799,356
SkyWest, Inc.	95,986	5,749,561
Spirit Airlines, Inc. *	129,226	5,613,577
Universal Logistics Holdings, Inc.	15,847	530,875
USA Truck, Inc. *	14,700	320,754
Werner Enterprises, Inc.	89,949	3,350,600
YRC Worldwide, Inc. *	66,000	642,840
		59,234,705

Utilities 3.1%
ALLETE, Inc.	97,206	7,536,381
American States Water Co.	69,400	4,172,328
AquaVenture Holdings Ltd. *	20,900	345,686
Artesian Resources Corp., Class A	14,600	538,594
Atlantic Power Corp. *	214,100	471,020
Avista Corp.	123,319	6,237,475
Black Hills Corp.	100,887	6,050,193
Cadiz, Inc. *(a)	42,600	570,840
California Water Service Group	89,674	3,685,601
Chesapeake Utilities Corp.	29,700	2,490,345
Connecticut Water Service, Inc.	22,900	1,475,218
Consolidated Water Co., Ltd.	27,876	391,658
Security	Number of Shares	Value ($)
El Paso Electric Co.	76,407	4,760,156
Global Water Resources, Inc.	21,700	205,933
IDACORP, Inc.	95,141	8,966,088
MGE Energy, Inc.	65,840	4,213,760
Middlesex Water Co.	29,785	1,319,178
New Jersey Resources Corp.	164,000	7,585,000
Northwest Natural Gas Co.	53,795	3,504,744
NorthWestern Corp.	93,696	5,558,984
NRG Yield, Inc., Class A	67,733	1,251,706
NRG Yield, Inc., Class C	123,224	2,291,966
ONE Gas, Inc.	98,000	7,549,920
Ormat Technologies, Inc.	75,373	4,088,985
Otter Tail Corp.	73,653	3,564,805
Pattern Energy Group, Inc., Class A	150,900	2,802,213
PNM Resources, Inc.	150,100	5,906,435
Portland General Electric Co.	167,877	7,614,901
Pure Cycle Corp. *	30,700	333,095
RGC Resources, Inc.	14,400	408,528
SJW Group.	32,200	2,082,696
South Jersey Industries, Inc.	161,560	5,481,731
Southwest Gas Holdings, Inc. *	90,796	7,100,247
Spark Energy, Inc., Class A	20,700	176,985
Spire, Inc.	92,671	6,635,244
TerraForm Power, Inc., Class A	136,400	1,395,372
The York Water Co.	23,900	740,900
Unitil Corp.	27,100	1,379,661
		130,884,572
Total Common Stock
(Cost $2,893,670,089)		4,186,898,261

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)	224,713	635,938
Omthera Pharmaceutical CVR *(b)	8,400	—
Tobira Therapeutics, Inc. *(b)	14,029	145,384
		781,322
Total Rights
(Cost $250,273)		796,205

Other Investment Company 2.4% of net assets

Securities Lending Collateral 2.4%
Wells Fargo Government Money Market Fund, Select Class 1.83% (c)	99,735,056	99,735,056
Total Other Investment Company
(Cost $99,735,056)		99,735,056
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
1.27%, 08/01/18 (d)	15,789,795	15,789,795
Total Short-Term Investment
(Cost $15,789,795)		15,789,795

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 09/21/18	394	32,946,280	(166,161)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $98,804,915.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,617,143,652	$—	$—	$3,617,143,652
Materials	184,982,671	—	— *	184,982,671
Pharmaceuticals, Biotechnology & Life Sciences	380,860,040	—	3,911,898	384,771,938
Rights [1]
Media	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	781,322 *	781,322
Other Investment Company[1]	99,735,056	—	—	99,735,056
Short-Term Investment[1]	—	15,789,795	—	15,789,795
Liabilities
Futures Contracts[2]	(166,161)	—	—	(166,161)
Total	$4,282,555,258	$15,789,795	$4,708,103	$4,303,053,156
*	Level 3 amount shown includes securities determined to have no value at July 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted market price was available. There were no transfers between any other levels for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.9%
Adient plc	26,996	1,285,820
American Axle & Manufacturing Holdings, Inc. *	32,208	538,518
Aptiv plc	76,996	7,550,998
Autoliv, Inc.	25,394	2,601,869
BorgWarner, Inc.	56,569	2,603,305
Cooper Tire & Rubber Co.	16,286	464,965
Cooper-Standard Holding, Inc. *	4,777	643,940
Dana, Inc.	42,583	909,147
Delphi Technologies plc	26,547	1,199,128
Dorman Products, Inc. *	9,233	689,521
Ford Motor Co.	1,140,085	11,446,454
Fox Factory Holding Corp. *	11,216	557,435
General Motors Co.	372,177	14,109,230
Gentex Corp.	77,800	1,804,960
Gentherm, Inc. *	11,532	522,400
Harley-Davidson, Inc.	50,079	2,147,888
Horizon Global Corp. *	7,128	49,540
LCI Industries	7,233	665,074
Lear Corp.	18,952	3,413,824
Modine Manufacturing Co. *	17,500	305,375
Motorcar Parts of America, Inc. *	5,552	119,923
Standard Motor Products, Inc.	5,718	278,695
Stoneridge, Inc. *	7,541	256,394
Strattec Security Corp.	1,500	49,500
Superior Industries International, Inc.	7,091	130,120
Tenneco, Inc.	15,201	700,766
Tesla, Inc. *(a)	39,395	11,745,225
The Goodyear Tire & Rubber Co.	68,022	1,646,813
Thor Industries, Inc.	14,504	1,375,704
Tower International, Inc.	8,203	264,957
Veoneer, Inc. *	25,394	1,328,106
Visteon Corp. *	8,264	967,549
VOXX International Corp. *	9,100	47,775
Winnebago Industries, Inc.	9,427	376,137
		72,797,055

Banks 6.6%
1st Source Corp.	5,295	299,485
Access National Corp.	5,827	161,874
Allegiance Bancshares, Inc. *	4,113	184,879
American National Bankshares, Inc.	2,276	91,723
Ameris Bancorp	11,839	551,697
Ames National Corp.	4,016	126,303
Arrow Financial Corp.	6,062	234,599
Associated Banc-Corp.	47,677	1,287,279
Atlantic Capital Bancshares, Inc. *	7,985	142,532
Banc of California, Inc.	10,980	219,600
BancFirst Corp.	5,588	347,015
BancorpSouth Bank	23,409	770,156
Bank of America Corp.	2,750,867	84,946,773
Bank of Hawaii Corp.	11,542	929,016
Security	Number of Shares	Value ($)
Bank of Marin Bancorp	1,871	166,238
Bank OZK	34,280	1,402,052
BankFinancial Corp.	4,321	72,334
BankUnited, Inc.	29,596	1,150,101
Banner Corp.	10,170	640,405
Bar Harbor Bankshares	5,502	159,393
BB&T Corp.	226,899	11,528,738
Beneficial Bancorp, Inc.	27,559	447,834
Berkshire Hills Bancorp, Inc.	12,488	507,013
Blue Hills Bancorp, Inc.	10,353	226,731
BofI Holding, Inc. *	16,578	646,874
BOK Financial Corp.	7,584	738,151
Boston Private Financial Holdings, Inc.	28,203	406,123
Bridge Bancorp, Inc.	8,000	286,400
Brookline Bancorp, Inc.	26,142	475,784
Bryn Mawr Bank Corp.	7,352	359,145
BSB Bancorp, Inc. *	2,391	80,577
Byline Bancorp, Inc. *	4,600	103,684
Cadence BanCorp	12,095	329,347
Cambridge Bancorp	1,017	91,479
Camden National Corp.	5,941	273,880
Capital City Bank Group, Inc.	5,225	126,550
Capitol Federal Financial, Inc.	46,563	608,578
Carolina Financial Corp.	5,000	208,750
Cathay General Bancorp	21,655	900,631
CenterState Bank Corp.	17,031	472,610
Central Pacific Financial Corp.	14,622	402,982
Central Valley Community Bancorp	2,967	63,761
Century Bancorp, Inc., Class A	1,223	94,599
Charter Financial Corp.	3,982	89,953
Chemical Financial Corp.	20,770	1,179,736
CIT Group, Inc.	33,322	1,763,733
Citigroup, Inc.	742,983	53,413,048
Citizens & Northern Corp.	3,429	92,857
Citizens Financial Group, Inc.	141,014	5,609,537
City Holding Co.	5,853	471,049
Civista Bancshares, Inc.	2,596	64,199
CNB Financial Corp.	5,361	166,245
CoBiz Financial, Inc.	15,187	332,595
Codorus Valley Bancorp, Inc.	2,566	80,136
Columbia Banking System, Inc.	22,172	907,500
Columbia Financial, Inc. *	14,328	240,567
Comerica, Inc.	50,159	4,862,413
Commerce Bancshares, Inc.	25,590	1,709,412
Community Bank System, Inc.	15,067	952,988
Community Trust Bancorp, Inc.	7,256	354,274
ConnectOne Bancorp, Inc.	8,775	217,620
Cullen/Frost Bankers, Inc.	16,412	1,813,362
Customers Bancorp, Inc. *	10,510	267,690
CVB Financial Corp.	28,452	680,572
Dime Community Bancshares, Inc.	12,880	221,536
Eagle Bancorp, Inc. *	9,183	496,341
East West Bancorp, Inc.	43,447	2,812,759
Enterprise Bancorp, Inc.	2,405	91,366
Enterprise Financial Services Corp.	6,416	360,900
Equity Bancshares, Inc., Class A *	5,288	214,164
Essent Group Ltd. *	24,014	922,138

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Evans Bancorp, Inc.	1,382	64,747
F.N.B. Corp.	88,257	1,132,337
Farmers & Merchants Bancorp, Inc.	2,641	123,176
Farmers Capital Bank Corp.	2,000	112,600
Farmers National Banc Corp.	7,093	113,311
FB Financial Corp.	5,492	233,740
FCB Financial Holdings, Inc., Class A *	13,382	682,482
Federal Agricultural Mortgage Corp., Class C	3,639	343,121
Fidelity Southern Corp.	6,757	161,695
Fifth Third Bancorp	199,271	5,896,429
Financial Institutions, Inc.	4,649	147,373
First BanCorp *	58,649	482,095
First Bancorp (North Carolina)	10,445	432,632
First Bancorp, Inc.	2,818	85,949
First Busey Corp.	15,544	493,056
First Business Financial Services, Inc.	2,369	56,287
First Choice Bancorp (a)	2,370	68,019
First Citizens BancShares, Inc., Class A	2,673	1,087,430
First Commonwealth Financial Corp.	29,418	496,282
First Community Bancshares, Inc.	5,897	191,829
First Connecticut Bancorp, Inc.	5,039	156,713
First Defiance Financial Corp.	7,044	226,535
First Financial Bancorp	28,754	872,684
First Financial Bankshares, Inc.	20,900	1,182,940
First Financial Corp.	4,891	251,397
First Foundation, Inc. *	9,385	147,532
First Hawaiian, Inc.	21,346	603,238
First Horizon National Corp.	94,418	1,689,138
First Internet Bancorp	2,567	81,631
First Interstate BancSystem, Inc., Class A	7,972	343,992
First Merchants Corp.	15,662	739,246
First Mid-Illinois Bancshares, Inc.	3,252	131,088
First Midwest Bancorp, Inc.	30,410	811,035
First Republic Bank	47,148	4,661,051
First United Corp.	2,475	46,283
Flagstar Bancorp, Inc. *	7,900	268,995
Flushing Financial Corp.	11,553	289,749
Franklin Financial Network, Inc. *	3,791	148,418
Fulton Financial Corp.	53,140	921,979
German American Bancorp, Inc.	9,028	330,786
Glacier Bancorp, Inc.	24,092	1,028,728
Great Southern Bancorp, Inc.	4,339	256,218
Great Western Bancorp, Inc.	17,159	718,104
Green Bancorp, Inc.	9,900	240,570
Guaranty Bancorp	7,390	222,070
Hancock Whitney Corp.	24,598	1,236,050
Hanmi Financial Corp.	10,129	253,731
HarborOne Bancorp, Inc. *	11,107	203,813
Heartland Financial USA, Inc.	9,104	534,860
Heritage Commerce Corp.	16,455	250,610
Heritage Financial Corp.	9,356	327,928
Hilltop Holdings, Inc.	20,937	435,490
Hingham Institution for Savings	534	118,051
Home Bancorp, Inc.	1,946	88,718
Home BancShares, Inc.	48,375	1,121,816
HomeStreet, Inc. *	7,462	220,875
HomeTrust Bancshares, Inc. *	6,004	174,716
Hope Bancorp, Inc.	36,553	613,359
Horizon Bancorp, Inc.	12,027	252,687
Huntington Bancshares, Inc.	324,103	5,004,150
IBERIABANK Corp.	15,558	1,292,870
Impac Mortgage Holdings, Inc. *	6,236	55,002
Independent Bank Corp., Massachusetts	9,007	796,219
Independent Bank Corp., Michigan	7,335	179,708
Independent Bank Group, Inc.	6,088	408,505
International Bancshares Corp.	18,545	824,325
Investar Holding Corp.	2,526	67,697
Investors Bancorp, Inc.	69,260	867,135
Security	Number of Shares	Value ($)
JPMorgan Chase & Co.	993,771	114,233,976
Kearny Financial Corp.	30,708	440,660
KeyCorp	308,424	6,436,809
Lakeland Bancorp, Inc.	15,000	291,000
Lakeland Financial Corp.	9,805	475,444
LegacyTexas Financial Group, Inc.	12,819	561,857
LendingTree, Inc. *	2,279	544,225
Live Oak Bancshares, Inc.	7,662	217,984
M&T Bank Corp.	41,656	7,221,068
Macatawa Bank Corp.	7,240	88,835
MB Financial, Inc.	24,057	1,165,562
MBT Financial Corp.	6,276	71,546
Mercantile Bank Corp.	5,500	195,360
Meridian Bancorp, Inc.	15,771	288,609
Meta Financial Group, Inc.	2,434	217,721
MGIC Investment Corp. *	108,164	1,349,887
Midland States Bancorp, Inc.	7,038	237,040
MidWestOne Financial Group, Inc.	3,261	104,874
MutualFirst Financial, Inc.	2,000	76,800
National Bank Holdings Corp., Class A	7,997	316,521
National Bankshares, Inc.	2,688	127,008
National Commerce Corp. *	4,184	182,422
NBT Bancorp, Inc.	12,744	512,819
New York Community Bancorp, Inc.	145,685	1,569,027
Nicolet Bankshares, Inc. *	2,665	147,508
NMI Holdings, Inc., Class A *	19,621	410,079
Northfield Bancorp, Inc.	15,765	262,645
Northrim BanCorp, Inc.	2,596	104,619
Northwest Bancshares, Inc.	32,246	581,073
OceanFirst Financial Corp.	10,738	313,227
Ocwen Financial Corp. *	44,820	178,384
OFG Bancorp	12,812	213,320
Old Line Bancshares, Inc.	4,758	163,104
Old National Bancorp	46,217	898,921
Old Second Bancorp, Inc.	10,602	164,331
Opus Bank	7,454	210,948
Oritani Financial Corp.	10,694	171,104
Pacific Premier Bancorp, Inc. *	10,752	397,824
PacWest Bancorp	34,577	1,736,457
Park National Corp.	4,258	466,336
PCSB Financial Corp.	6,385	125,657
Peapack-Gladstone Financial Corp.	5,216	171,502
PennyMac Financial Services, Inc., Class A *	5,375	102,931
People’s United Financial, Inc.	99,268	1,809,656
People’s Utah Bancorp	5,381	195,599
Peoples Bancorp, Inc.	6,847	247,998
Peoples Financial Services Corp.	1,905	87,821
PHH Corp. *	9,904	107,656
Pinnacle Financial Partners, Inc.	21,034	1,314,625
Popular, Inc.	29,965	1,487,163
Preferred Bank	5,001	311,262
Premier Financial Bancorp, Inc.	2,404	45,700
Prosperity Bancshares, Inc.	20,413	1,431,972
Provident Bancorp, Inc. *	2,768	75,982
Provident Financial Services, Inc.	23,306	595,235
QCR Holdings, Inc.	5,597	243,190
Radian Group, Inc.	61,817	1,183,796
Regions Financial Corp.	327,468	6,094,179
Renasant Corp.	16,175	722,699
Republic Bancorp, Inc., Class A	4,020	192,437
Republic First Bancorp, Inc. *	17,184	135,754
S&T Bancorp, Inc.	12,214	546,699
Sandy Spring Bancorp, Inc.	10,545	412,415
Seacoast Banking Corp. of Florida *	13,333	390,790
ServisFirst Bancshares, Inc.	14,569	615,540
Shore Bancshares, Inc.	4,629	89,432
Sierra Bancorp	2,800	82,712
Signature Bank	15,900	1,744,389

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Simmons First National Corp., Class A	23,940	713,412
South State Corp.	11,639	974,184
Southern First Bancshares, Inc. *	1,875	82,406
Southern Missouri Bancorp, Inc.	1,975	78,289
Southern National Bancorp of Virginia, Inc.	6,730	118,044
Southside Bancshares, Inc.	10,547	361,657
State Bank Financial Corp.	11,712	368,342
Sterling Bancorp	63,028	1,399,222
Stock Yards Bancorp, Inc.	7,278	277,656
Summit Financial Group, Inc.	2,653	67,917
SunTrust Banks, Inc.	135,079	9,735,144
SVB Financial Group *	15,613	4,806,930
Synovus Financial Corp.	32,440	1,603,185
TCF Financial Corp.	47,235	1,186,071
Territorial Bancorp, Inc.	2,571	78,416
Texas Capital Bancshares, Inc. *	13,982	1,269,566
TFS Financial Corp.	26,200	398,764
The Bancorp, Inc. *	15,734	152,777
The First Bancshares, Inc.	3,371	129,952
The First of Long Island Corp.	9,000	196,200
The PNC Financial Services Group, Inc.	136,043	19,703,108
Timberland Bancorp, Inc.	929	33,648
Tompkins Financial Corp.	4,024	344,776
Towne Bank	20,787	671,420
TriCo Bancshares	8,733	339,015
TriState Capital Holdings, Inc. *	7,935	233,289
Triumph Bancorp, Inc. *	6,748	258,786
TrustCo Bank Corp.	39,231	357,002
Trustmark Corp.	20,089	706,932
U.S. Bancorp	452,845	24,005,313
UMB Financial Corp.	12,974	932,701
Umpqua Holdings Corp.	63,695	1,356,703
Union Bankshares Corp.	15,474	626,852
United Bankshares, Inc.	29,927	1,105,803
United Community Banks, Inc.	22,033	661,651
United Community Financial Corp.	18,657	194,966
United Financial Bancorp, Inc.	19,402	339,729
Univest Corp. of Pennsylvania	10,769	293,994
Valley National Bancorp	71,499	832,963
Veritex Holdings, Inc. *	7,354	226,650
Walker & Dunlop, Inc.	8,850	524,451
Washington Federal, Inc.	23,242	779,769
Washington Trust Bancorp, Inc.	4,849	283,424
Waterstone Financial, Inc.	9,659	164,203
Webster Financial Corp.	26,755	1,726,500
Wells Fargo & Co.	1,279,074	73,278,149
WesBanco, Inc.	15,034	734,712
West Bancorp, Inc.	6,740	167,152
Westamerica Bancorp	8,429	505,909
Western Alliance Bancorp *	27,685	1,570,293
Western New England Bancorp, Inc.	10,349	112,287
Wintrust Financial Corp.	15,847	1,390,257
WSFS Financial Corp.	11,624	659,081
Zions Bancorp	58,371	3,017,781
		563,804,518

Capital Goods 7.4%
3M Co.	172,729	36,673,821
A.O. Smith Corp.	41,440	2,466,923
AAON, Inc.	13,579	512,607
AAR Corp.	9,466	448,783
Actuant Corp., Class A	19,666	561,464
Acuity Brands, Inc.	12,198	1,695,888
Advanced Drainage Systems, Inc.	11,226	313,767
AECOM *	45,548	1,528,591
Aegion Corp. *	12,259	303,778
Aerojet Rocketdyne Holdings, Inc. *	22,697	764,889
Aerovironment, Inc. *	5,775	425,098
Security	Number of Shares	Value ($)
AGCO Corp.	18,730	1,180,365
Air Lease Corp.	27,039	1,188,634
Aircastle Ltd.	16,101	333,774
Alamo Group, Inc.	3,373	313,689
Albany International Corp., Class A	9,212	609,374
Allegion plc	27,195	2,217,480
Allied Motion Technologies, Inc.	1,959	89,879
Allison Transmission Holdings, Inc.	36,768	1,728,096
Altra Industrial Motion Corp.	8,454	371,131
Ameresco, Inc., Class A *	5,440	72,896
American Railcar Industries, Inc.	2,302	104,902
American Woodmark Corp. *	4,000	333,800
AMETEK, Inc.	67,219	5,229,638
Apogee Enterprises, Inc.	9,481	481,256
Applied Industrial Technologies, Inc.	11,568	863,551
Arconic, Inc.	123,680	2,682,619
Argan, Inc.	4,073	156,403
Armstrong Flooring, Inc. *	4,247	55,508
Armstrong World Industries, Inc. *	14,917	1,012,864
Astec Industries, Inc.	5,700	280,041
Astronics Corp. *	8,010	328,490
Atkore International Group, Inc. *	11,780	278,715
Axon Enterprise, Inc. *	16,382	1,112,829
AZZ, Inc.	9,021	488,938
Babcock & Wilcox Enterprises, Inc. *	61,677	132,606
Barnes Group, Inc.	14,308	970,798
Beacon Roofing Supply, Inc. *	19,373	815,216
Blue Bird Corp. *	3,260	73,513
BlueLinx Holdings, Inc. *	2,241	76,351
BMC Stock Holdings, Inc. *	18,769	412,918
Briggs & Stratton Corp.	15,815	279,767
Builders FirstSource, Inc. *	33,776	605,604
BWX Technologies, Inc.	28,623	1,882,248
CAI International, Inc. *	4,600	105,616
Carlisle Cos., Inc.	18,099	2,223,281
Caterpillar, Inc.	174,707	25,122,867
Chart Industries, Inc. *	9,200	718,428
CIRCOR International, Inc.	7,687	340,918
Colfax Corp. *	28,713	927,430
Columbus McKinnon Corp.	5,837	240,251
Comfort Systems USA, Inc.	11,606	644,713
Commercial Vehicle Group, Inc. *	7,300	51,173
Continental Building Products, Inc. *	10,633	339,193
Crane Co.	15,778	1,429,013
CSW Industrials, Inc. *	4,866	263,981
Cubic Corp.	7,954	541,667
Cummins, Inc.	45,129	6,444,872
Curtiss-Wright Corp.	12,793	1,701,853
Deere & Co.	95,029	13,759,249
DMC Global, Inc.	4,394	180,374
Donaldson Co., Inc.	37,795	1,802,822
Douglas Dynamics, Inc.	6,511	319,690
Dover Corp.	45,062	3,739,245
Ducommun, Inc. *	3,200	106,656
DXP Enterprises, Inc. *	4,731	195,580
Dycom Industries, Inc. *	9,065	808,235
Eaton Corp. plc	127,135	10,573,818
EMCOR Group, Inc.	17,026	1,310,151
Emerson Electric Co.	183,844	13,288,244
Encore Wire Corp.	7,393	360,409
Energous Corp. *(a)	5,300	72,716
Energy Recovery, Inc. *(a)	9,780	79,120
EnerSys	12,647	1,037,939
Engility Holdings, Inc. *	5,477	189,504
Enphase Energy, Inc. *	20,657	122,909
EnPro Industries, Inc.	5,490	419,381
ESCO Technologies, Inc.	8,457	526,448
Esterline Technologies Corp. *	8,194	698,948
Evoqua Water Technologies Corp. *	16,858	359,750

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fastenal Co.	84,745	4,824,533
Federal Signal Corp.	18,109	430,089
Flowserve Corp.	37,689	1,670,753
Fluor Corp.	40,178	2,059,122
Fortive Corp.	89,783	7,369,389
Fortune Brands Home & Security, Inc.	39,945	2,316,810
Franklin Electric Co., Inc.	12,105	598,592
Gardner Denver Holdings, Inc. *	21,263	608,334
Gates Industrial Corp. plc *	12,500	194,625
GATX Corp.	11,054	910,186
Generac Holdings, Inc. *	17,741	953,579
General Dynamics Corp.	80,710	16,122,630
General Electric Co.	2,540,604	34,628,433
Gibraltar Industries, Inc. *	10,558	458,745
Global Brass & Copper Holdings, Inc.	6,304	207,717
GMS, Inc. *	10,209	267,884
Graco, Inc.	48,543	2,239,774
GrafTech International Ltd.	10,428	221,074
Graham Corp.	2,809	74,804
Granite Construction, Inc.	14,427	778,337
Great Lakes Dredge & Dock Corp. *	19,016	102,686
Griffon Corp.	9,621	172,216
H&E Equipment Services, Inc.	8,366	307,785
Harris Corp.	34,852	5,748,837
Harsco Corp. *	23,810	603,584
HC2 Holdings, Inc. *	11,019	63,690
HD Supply Holdings, Inc. *	53,089	2,334,854
HEICO Corp.	13,901	1,061,619
HEICO Corp., Class A	19,177	1,241,711
Herc Holdings, Inc. *	8,918	506,721
Hexcel Corp.	25,836	1,782,942
Hillenbrand, Inc.	18,595	933,469
Honeywell International, Inc.	217,264	34,686,198
Hubbell, Inc.	15,710	1,936,257
Huntington Ingalls Industries, Inc.	12,945	3,016,832
Hurco Cos., Inc.	2,000	88,600
Hyster-Yale Materials Handling, Inc.	3,600	236,736
IDEX Corp.	22,561	3,464,918
IES Holdings, Inc. *	303	5,439
Illinois Tool Works, Inc.	88,773	12,723,834
Ingersoll-Rand plc	72,078	7,100,404
Insteel Industries, Inc.	5,095	209,557
ITT, Inc.	25,227	1,429,614
Jacobs Engineering Group, Inc.	33,990	2,298,744
JELD-WEN Holding, Inc. *	20,479	561,944
John Bean Technologies Corp.	9,183	1,015,640
Johnson Controls International plc	270,524	10,147,355
Kadant, Inc.	3,843	371,234
Kaman Corp.	8,429	558,168
KBR, Inc.	41,092	821,018
Kennametal, Inc.	23,212	904,340
KLX, Inc. *	14,712	1,074,712
Kratos Defense & Security Solutions, Inc. *	23,630	305,300
L.B. Foster Co., Class A *	3,286	80,671
L3 Technologies, Inc.	23,211	4,977,367
Lawson Products, Inc. *	2,101	56,832
Lennox International, Inc.	10,501	2,279,557
Lincoln Electric Holdings, Inc.	17,042	1,600,925
Lindsay Corp.	3,100	291,834
Lockheed Martin Corp.	72,639	23,687,578
Lydall, Inc. *	5,500	255,200
Masco Corp.	88,532	3,570,496
Masonite International Corp. *	8,652	590,499
MasTec, Inc. *	18,612	866,389
Mercury Systems, Inc. *	15,234	635,715
Meritor, Inc. *	27,700	570,620
Milacron Holdings Corp. *	14,339	298,968
Miller Industries, Inc.	4,910	127,906
Moog, Inc., Class A	10,366	777,554
Security	Number of Shares	Value ($)
MRC Global, Inc. *	25,370	574,631
MSC Industrial Direct Co., Inc., Class A	13,299	1,125,494
Mueller Industries, Inc.	15,843	524,562
Mueller Water Products, Inc., Class A	45,978	567,828
MYR Group, Inc. *	4,813	177,552
National Presto Industries, Inc.	1,664	207,418
Navistar International Corp. *	20,382	877,853
NCI Building Systems, Inc. *	14,252	227,319
Nexeo Solutions, Inc. *	17,416	158,137
NN, Inc.	7,751	166,647
Nordson Corp.	14,942	2,003,872
Northrop Grumman Corp.	51,043	15,337,911
NOW, Inc. *	34,953	522,547
NV5 Global, Inc. *	2,552	192,166
nVent Electric plc *	46,320	1,269,168
Omega Flex, Inc.	1,832	169,057
Orion Group Holdings, Inc. *	8,139	74,635
Oshkosh Corp.	21,651	1,629,238
Owens Corning	34,329	2,135,950
PACCAR, Inc.	102,986	6,768,240
Park-Ohio Holdings Corp.	3,600	134,820
Parker-Hannifin Corp.	38,751	6,550,857
Patrick Industries, Inc. *	7,425	454,781
Pentair plc	48,276	2,155,523
PGT Innovations, Inc. *	14,061	337,464
Plug Power, Inc. *(a)	54,966	109,932
Powell Industries, Inc.	4,062	148,872
Preformed Line Products Co.	1,000	87,800
Primoris Services Corp.	13,954	376,898
Proto Labs, Inc. *	7,517	936,994
Quanex Building Products Corp.	10,061	178,080
Quanta Services, Inc. *	43,012	1,465,419
Raven Industries, Inc.	11,752	455,978
Raytheon Co.	83,905	16,615,707
RBC Bearings, Inc. *	7,384	1,073,486
Regal Beloit Corp.	12,670	1,088,987
REV Group, Inc. (a)	7,500	128,775
Rexnord Corp. *	30,398	919,236
Rockwell Automation, Inc.	36,583	6,861,507
Rockwell Collins, Inc.	47,093	6,545,456
Roper Technologies, Inc.	30,022	9,063,642
Rush Enterprises, Inc., Class A *	11,394	513,755
Sensata Technologies Holding plc *	50,137	2,725,949
Simpson Manufacturing Co., Inc.	12,175	888,288
SiteOne Landscape Supply, Inc. *	11,949	1,065,373
Snap-on, Inc.	16,712	2,834,188
Spartan Motors, Inc.	9,445	139,314
Spirit AeroSystems Holdings, Inc., Class A	32,617	3,041,535
SPX Corp. *	13,882	515,022
SPX FLOW, Inc. *	13,487	640,902
Standex International Corp.	4,408	456,889
Stanley Black & Decker, Inc.	44,604	6,666,960
Sterling Construction Co., Inc. *	7,334	98,496
Sun Hydraulics Corp.	9,064	471,872
Sunrun, Inc. *	19,194	271,403
Systemax, Inc.	3,800	169,936
Teledyne Technologies, Inc. *	10,530	2,310,493
Tennant Co.	5,863	476,955
Terex Corp.	20,670	911,960
Textron, Inc.	74,500	5,086,115
The Boeing Co.	160,050	57,025,815
The Gorman-Rupp Co.	7,633	288,833
The Greenbrier Cos., Inc.	9,176	519,820
The KeyW Holding Corp. *	15,259	135,347
The Manitowoc Co., Inc. *	12,331	326,648
The Middleby Corp. *	16,054	1,645,214
The Timken Co.	19,993	984,655
The Toro Co.	30,825	1,855,357
Thermon Group Holdings, Inc. *	13,040	326,913

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Titan International, Inc.	13,787	146,004
Titan Machinery, Inc. *	7,999	121,105
TPI Composites, Inc. *	4,332	133,512
TransDigm Group, Inc.	14,243	5,348,816
Trex Co., Inc. *	17,406	1,353,142
TriMas Corp. *	15,539	459,954
Trinity Industries, Inc.	44,180	1,683,258
Triton International Ltd.	14,381	506,211
Triumph Group, Inc.	16,938	353,157
Tutor Perini Corp. *	14,469	267,677
Twin Disc, Inc. *	3,405	89,245
United Rentals, Inc. *	24,748	3,682,502
United Technologies Corp.	216,466	29,383,095
Univar, Inc. *	34,000	934,660
Universal Forest Products, Inc.	18,062	665,404
USG Corp. *	25,360	1,096,059
Valmont Industries, Inc.	6,716	937,889
Vectrus, Inc. *	3,418	107,359
Veritiv Corp. *	3,278	125,547
Vicor Corp. *	5,690	327,460
W.W. Grainger, Inc.	14,888	5,159,585
Wabash National Corp.	19,725	390,555
WABCO Holdings, Inc. *	14,444	1,815,322
Wabtec Corp.	24,495	2,702,288
Watsco, Inc.	9,012	1,554,660
Watts Water Technologies, Inc., Class A	8,825	754,979
Welbilt, Inc. *	39,369	897,613
Wesco Aircraft Holdings, Inc. *	20,800	248,560
WESCO International, Inc. *	13,539	825,879
Willscot Corp. *	12,500	208,750
Woodward, Inc.	16,461	1,369,720
Xylem, Inc.	51,686	3,957,080
		629,327,918

Commercial & Professional Services 1.0%
ABM Industries, Inc.	17,691	551,959
Acacia Research Corp. *	15,357	58,357
ACCO Brands Corp.	34,735	444,608
ADT, Inc. (a)	31,000	279,310
Advanced Disposal Services, Inc. *	11,718	288,263
ARC Document Solutions, Inc. *	17,626	45,475
ASGN, Inc. *	14,500	1,309,350
Barrett Business Services, Inc.	2,034	186,884
Brady Corp., Class A	14,597	558,335
Casella Waste Systems, Inc., Class A *	14,113	388,954
CBIZ, Inc. *	15,664	344,608
Cintas Corp.	24,765	5,063,947
Clean Harbors, Inc. *	15,064	857,594
Copart, Inc. *	59,045	3,388,593
CoStar Group, Inc. *	10,486	4,360,603
Covanta Holding Corp.	39,133	704,394
CRA International, Inc.	2,572	139,197
Deluxe Corp.	14,100	830,913
Ennis, Inc.	10,993	239,098
Equifax, Inc.	35,016	4,394,508
Essendant, Inc.	11,610	193,074
Exponent, Inc.	15,952	780,053
Forrester Research, Inc.	3,376	156,140
Franklin Covey Co. *	3,246	82,935
FTI Consulting, Inc. *	11,069	874,008
GP Strategies Corp. *	5,086	96,125
Healthcare Services Group, Inc.	21,965	884,311
Heidrick & Struggles International, Inc.	7,159	292,803
Heritage-Crystal Clean, Inc. *	3,533	85,145
Herman Miller, Inc.	18,448	698,257
Hill International, Inc. *	12,487	68,679
HNI Corp.	14,898	644,636
Huron Consulting Group, Inc. *	8,180	357,057
Security	Number of Shares	Value ($)
ICF International, Inc.	5,209	383,643
IHS Markit Ltd. *	102,492	5,435,151
InnerWorkings, Inc. *	14,385	127,451
Insperity, Inc.	11,050	1,050,855
Interface, Inc.	19,952	446,925
KAR Auction Services, Inc.	38,335	2,279,016
Kelly Services, Inc., Class A	8,553	207,752
Kforce, Inc.	7,105	268,569
Kimball International, Inc., Class B	11,882	191,894
Knoll, Inc.	13,937	314,279
Korn/Ferry International	16,507	1,089,132
LSC Communications, Inc.	9,950	149,449
ManpowerGroup, Inc.	19,925	1,858,205
Matthews International Corp., Class A	10,170	534,433
McGrath RentCorp	6,705	398,143
Mistras Group, Inc. *	9,500	199,880
Mobile Mini, Inc.	12,899	550,142
MSA Safety, Inc.	10,100	1,018,888
Multi-Color Corp.	3,869	256,708
Navigant Consulting, Inc. *	14,000	304,640
Nielsen Holdings plc	95,904	2,259,498
NL Industries, Inc. *	2,728	23,324
PICO Holdings, Inc. *	7,559	91,464
Pitney Bowes, Inc.	56,836	496,178
Quad Graphics, Inc.	9,800	201,488
Reis, Inc.	4,049	86,446
Republic Services, Inc.	63,883	4,630,240
Resources Connection, Inc.	11,300	179,670
Robert Half International, Inc.	36,083	2,733,648
Rollins, Inc.	28,841	1,584,525
RR Donnelley & Sons Co.	19,875	117,263
SP Plus Corp. *	8,505	331,695
Steelcase, Inc., Class A	29,265	402,394
Stericycle, Inc. *	24,369	1,702,418
Team, Inc. *	8,225	179,305
Tetra Tech, Inc.	15,645	951,216
The Brink’s Co.	15,469	1,235,200
The Dun & Bradstreet Corp.	10,590	1,333,175
TransUnion	44,025	3,187,410
TriNet Group, Inc. *	11,600	624,660
TrueBlue, Inc. *	14,540	393,307
UniFirst Corp.	4,632	866,879
US Ecology, Inc.	7,422	503,212
Verisk Analytics, Inc. *	44,823	4,958,320
Viad Corp.	7,132	409,377
Virco Manufacturing Corp.	1,170	5,675
VSE Corp.	2,601	112,103
WageWorks, Inc. *	12,366	652,925
Waste Management, Inc.	115,300	10,377,000
Willdan Group, Inc. *	2,299	64,096
		87,407,439

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	11,316	273,508
American Outdoor Brands Corp. *	15,020	142,239
AV Homes, Inc. *	3,602	77,623
Bassett Furniture Industries, Inc.	3,278	81,950
Beazer Homes USA, Inc. *	10,835	138,796
Brunswick Corp.	26,480	1,702,664
Callaway Golf Co.	28,700	552,188
Carter’s, Inc.	13,172	1,380,821
Cavco Industries, Inc. *	2,707	575,102
Century Communities, Inc. *	7,618	232,349
Columbia Sportswear Co.	9,354	813,611
Crocs, Inc. *	19,188	347,495
CSS Industries, Inc.	2,830	45,139
Culp, Inc.	3,615	89,652
D.R. Horton, Inc.	101,122	4,419,031

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Deckers Outdoor Corp. *	8,848	998,320
Ethan Allen Interiors, Inc.	10,427	234,608
Flexsteel Industries, Inc.	1,900	68,077
Fossil Group, Inc. *	12,996	340,495
G-III Apparel Group Ltd. *	12,985	593,415
Garmin Ltd.	31,817	1,986,972
GoPro, Inc., Class A *(a)	29,104	169,967
Hamilton Beach Brands Holding Co., Class A	1,750	44,450
Hanesbrands, Inc.	104,379	2,323,477
Hasbro, Inc.	32,959	3,283,046
Helen of Troy Ltd. *	7,722	884,555
Hooker Furniture Corp.	3,341	150,512
Hovnanian Enterprises, Inc., Class A *	50,500	79,285
Installed Building Products, Inc. *	6,876	375,430
iRobot Corp. *(a)	8,084	640,657
Johnson Outdoors, Inc., Class A	1,700	137,819
KB Home	24,255	576,056
La-Z-Boy, Inc.	13,049	397,995
Leggett & Platt, Inc.	36,891	1,607,341
Lennar Corp., B Shares	2,227	96,206
Lennar Corp., Class A	81,872	4,279,449
LGI Homes, Inc. *	5,899	304,919
Libbey, Inc.	7,232	69,283
lululemon Athletica, Inc. *	28,045	3,363,998
M.D.C. Holdings, Inc.	13,967	405,602
M/I Homes, Inc. *	9,900	256,014
Malibu Boats, Inc., Class A *	5,340	200,731
Marine Products Corp.	3,933	73,075
Mattel, Inc.	101,235	1,606,599
MCBC Holdings, Inc. *	4,993	124,625
Meritage Homes Corp. *	11,584	499,850
Michael Kors Holdings Ltd. *	44,122	2,944,261
Mohawk Industries, Inc. *	18,453	3,475,807
Movado Group, Inc.	4,218	210,056
Nautilus, Inc. *	9,825	140,006
Newell Brands, Inc.	144,228	3,777,331
NIKE, Inc., Class B	375,087	28,847,941
NVR, Inc. *	982	2,709,760
Oxford Industries, Inc.	5,331	491,092
Perry Ellis International, Inc. *	5,500	154,220
Polaris Industries, Inc.	16,962	1,788,134
PulteGroup, Inc.	74,276	2,116,123
PVH Corp.	22,098	3,392,485
Ralph Lauren Corp.	16,769	2,263,480
Roku, Inc. *	12,851	583,692
Sequential Brands Group, Inc. *	18,160	39,407
Skechers U.S.A., Inc., Class A *	38,589	1,069,687
Skyline Champion Corp.	2,002	51,411
Steven Madden Ltd.	15,610	843,721
Sturm, Ruger & Co., Inc.	4,705	255,011
Superior Group of Cos., Inc.	3,200	67,072
Tapestry, Inc.	85,791	4,042,472
Taylor Morrison Home Corp., Class A *	33,163	647,673
Tempur Sealy International, Inc. *	14,141	691,071
Toll Brothers, Inc.	39,739	1,401,197
TopBuild Corp. *	10,230	759,884
TRI Pointe Group, Inc. *	42,455	601,587
Tupperware Brands Corp.	14,971	549,585
Under Armour, Inc., Class A *	55,082	1,099,988
Under Armour, Inc., Class C *	55,569	1,041,363
Unifi, Inc. *	7,355	221,900
Universal Electronics, Inc. *	4,081	142,631
Vera Bradley, Inc. *	5,909	78,531
VF Corp.	94,863	8,734,036
Vista Outdoor, Inc. *	17,574	285,402
Vuzix Corp. *	7,800	48,360
Whirlpool Corp.	18,985	2,488,934
William Lyon Homes, Class A *	9,666	211,009
Security	Number of Shares	Value ($)
Wolverine World Wide, Inc.	28,260	999,839
ZAGG, Inc. *	8,000	119,200
		116,430,355

Consumer Services 2.1%
Adtalem Global Education, Inc. *	17,749	968,208
American Public Education, Inc. *	5,600	246,960
Aramark	71,168	2,861,665
BBX Capital Corp.	20,416	178,028
Belmond Ltd., Class A *	26,101	293,636
Biglari Holdings, Inc., Class A *	37	36,165
Biglari Holdings, Inc., Class B *	376	71,226
BJ’s Restaurants, Inc.	5,241	331,493
Bloomin’ Brands, Inc.	28,060	542,680
Bojangles', Inc. *	4,900	64,435
Boyd Gaming Corp.	24,400	911,340
Bridgepoint Education, Inc. *	13,700	179,607
Bright Horizons Family Solutions, Inc. *	17,644	1,887,732
Brinker International, Inc.	12,650	596,701
Caesars Entertainment Corp. *	37,602	424,903
Capella Education Co.	3,670	381,680
Career Education Corp. *	18,555	341,412
Carnival Corp.	118,327	7,009,691
Carriage Services, Inc.	4,171	104,233
Carrols Restaurant Group, Inc. *	10,038	145,551
Century Casinos, Inc. *	7,935	64,670
Chegg, Inc. *	24,814	687,348
Chipotle Mexican Grill, Inc. *	7,245	3,141,867
Choice Hotels International, Inc.	10,905	846,228
Churchill Downs, Inc.	3,441	983,954
Chuy’s Holdings, Inc. *	6,760	213,954
Cracker Barrel Old Country Store, Inc. (a)	6,850	1,003,491
Darden Restaurants, Inc.	35,845	3,833,264
Dave & Buster’s Entertainment, Inc. *	11,742	577,119
Del Frisco’s Restaurant Group, Inc. *	6,885	58,867
Del Taco Restaurants, Inc. *	8,895	115,101
Denny’s Corp. *	21,100	307,005
Dine Brands Global, Inc.	5,087	361,330
Domino’s Pizza, Inc.	12,191	3,202,088
Drive Shack, Inc. *	17,215	106,733
Dunkin’ Brands Group, Inc.	23,447	1,632,615
El Pollo Loco Holdings, Inc. *	6,221	72,164
Eldorado Resorts, Inc. *	18,157	778,027
Extended Stay America, Inc.	55,942	1,191,005
Fiesta Restaurant Group, Inc. *	7,980	231,819
Golden Entertainment, Inc. *	6,136	191,014
Graham Holdings Co., Class B	1,341	749,619
Grand Canyon Education, Inc. *	13,645	1,590,052
H&R Block, Inc.	61,833	1,555,718
Hilton Grand Vacations, Inc. *	27,358	946,313
Hilton Worldwide Holdings, Inc.	80,682	6,346,446
Houghton Mifflin Harcourt Co. *	27,761	176,282
Hyatt Hotels Corp., Class A	13,375	1,046,326
ILG, Inc.	31,176	1,070,272
International Speedway Corp., Class A	7,430	321,719
J Alexander’s Holdings, Inc. *	6,429	68,790
Jack in the Box, Inc.	8,809	742,070
K12, Inc. *	12,100	197,956
Las Vegas Sands Corp.	105,827	7,608,961
Laureate Education, Inc., Class A *	19,737	292,305
Lindblad Expeditions Holdings, Inc. *	7,500	99,300
Luby’s, Inc. *	6,900	16,905
Marriott International, Inc., Class A	86,342	11,037,961
Marriott Vacations Worldwide Corp.	6,915	823,646
McDonald’s Corp.	229,489	36,153,697
MGM Resorts International	148,729	4,665,629
Monarch Casino & Resort, Inc. *	3,610	172,089
Nathan’s Famous, Inc.	842	82,727

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Norwegian Cruise Line Holdings Ltd. *	61,212	3,062,436
Papa John’s International, Inc.	7,000	293,720
Penn National Gaming, Inc. *	25,469	816,281
Pinnacle Entertainment, Inc. *	14,608	485,570
Planet Fitness, Inc., Class A *	25,765	1,224,353
Playa Hotels & Resorts N.V. *	28,295	293,985
PlayAGS, Inc. *	4,100	117,055
Potbelly Corp. *	7,813	96,881
RCI Hospitality Holdings, Inc.	2,500	81,075
Red Lion Hotels Corp. *	7,000	87,500
Red Robin Gourmet Burgers, Inc. *	3,624	171,415
Red Rock Resorts, Inc., Class A	20,893	738,359
Regis Corp. *	10,203	178,144
Royal Caribbean Cruises Ltd.	49,619	5,595,038
Ruth’s Hospitality Group, Inc.	8,981	260,000
Scientific Games Corp., Class A *	16,071	772,212
SeaWorld Entertainment, Inc. *	18,590	395,967
Service Corp. International	52,002	2,046,279
ServiceMaster Global Holdings, Inc. *	39,637	2,258,913
Shake Shack, Inc., Class A *	6,224	387,942
Six Flags Entertainment Corp.	22,200	1,441,890
Sonic Corp.	10,721	376,843
Sotheby’s *	10,870	577,306
Speedway Motorsports, Inc.	4,350	76,778
Starbucks Corp.	402,533	21,088,704
Strategic Education, Inc.	3,548	418,096
Texas Roadhouse, Inc.	19,254	1,209,921
The Cheesecake Factory, Inc.	12,662	709,452
The Wendy’s Co.	52,517	875,984
Town Sports International Holdings, Inc. *	7,275	78,570
Vail Resorts, Inc.	11,713	3,242,978
Weight Watchers International, Inc. *	11,312	1,012,763
Wingstop, Inc.	7,958	392,727
Wyndham Destinations, Inc.	28,283	1,304,412
Wyndham Hotels & Resorts, Inc.	31,383	1,820,214
Wynn Resorts Ltd.	24,925	4,156,991
Yum! Brands, Inc.	94,251	7,473,162
Zoe’s Kitchen, Inc. *(a)	5,678	55,361
		178,617,069

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	15,612	2,498,076
AG Mortgage Investment Trust, Inc.	8,935	174,501
AGNC Investment Corp.	127,460	2,481,646
Ally Financial, Inc.	123,120	3,294,691
American Express Co.	208,931	20,792,813
Ameriprise Financial, Inc.	42,241	6,153,246
Annaly Capital Management, Inc.	335,394	3,595,424
Anworth Mortgage Asset Corp.	31,362	158,064
Apollo Commercial Real Estate Finance, Inc.	26,042	497,142
Arbor Realty Trust, Inc.	14,812	168,412
Ares Commercial Real Estate Corp.	10,752	151,818
Arlington Asset Investment Corp., Class A (a)	6,941	73,019
ARMOUR Residential REIT, Inc.	10,820	257,191
Artisan Partners Asset Management, Inc., Class A	19,152	659,786
Associated Capital Group, Inc., Class A	1,241	46,227
AXA Equitable Holdings, Inc. *	35,000	769,650
B. Riley Financial, Inc.	6,039	132,254
Berkshire Hathaway, Inc., Class B *	561,755	111,154,462
BGC Partners, Inc., Class A	78,571	843,853
BlackRock, Inc.	35,889	18,043,554
Blackstone Mortgage Trust, Inc., Class A	27,702	918,044
Blucora, Inc. *	13,324	463,009
Cannae Holdings, Inc. *	23,093	421,447
Capital One Financial Corp.	141,458	13,342,319
Security	Number of Shares	Value ($)
Capstead Mortgage Corp.	28,021	234,536
Cboe Global Markets, Inc.	33,350	3,239,286
Cherry Hill Mortgage Investment Corp.	4,098	75,485
Chimera Investment Corp.	53,335	1,018,699
CME Group, Inc.	99,700	15,864,264
Cohen & Steers, Inc.	6,489	271,824
Cowen, Inc. *	8,211	128,913
Credit Acceptance Corp. *	3,733	1,431,979
CYS Investments, Inc.	46,578	340,485
Diamond Hill Investment Group, Inc.	1,017	195,000
Discover Financial Services	102,854	7,344,804
Donnelley Financial Solutions, Inc. *	9,665	201,032
Dynex Capital, Inc.	14,397	95,740
E*TRADE Financial Corp. *	75,945	4,542,270
Eaton Vance Corp.	34,000	1,806,420
Encore Capital Group, Inc. *	8,553	308,763
Enova International, Inc. *	10,313	319,703
Evercore, Inc., Class A	12,433	1,404,929
Exantas Capital Corp.	9,433	98,952
EZCORP, Inc., Class A *	14,614	167,330
FactSet Research Systems, Inc.	11,191	2,253,420
Federated Investors, Inc., Class B	28,276	684,279
FGL Holdings *	42,000	378,840
FirstCash, Inc.	13,446	1,091,815
Franklin Resources, Inc.	94,751	3,251,854
GAMCO Investors, Inc., Class A	1,400	34,286
Granite Point Mortgage Trust, Inc.	14,601	277,419
Great Ajax Corp.	5,000	66,850
Green Dot Corp., Class A *	13,949	1,106,435
Greenhill & Co., Inc.	6,539	213,825
Hamilton Lane, Inc., Class A	6,059	296,709
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,711	288,189
Houlihan Lokey, Inc.	9,766	480,097
Interactive Brokers Group, Inc., Class A	20,378	1,219,827
Intercontinental Exchange, Inc.	168,924	12,485,173
INTL. FCStone, Inc. *	6,044	323,898
Invesco Ltd.	122,440	3,304,656
Invesco Mortgage Capital, Inc.	32,488	538,976
Investment Technology Group, Inc.	10,065	222,940
Janus Henderson Group plc	53,968	1,756,658
Jefferies Financial Group, Inc.	87,470	2,121,148
KKR Real Estate Finance Trust, Inc.	5,000	103,600
Ladder Capital Corp.	29,867	477,573
Ladenburg Thalmann Financial Services, Inc.	36,436	123,518
Lazard Ltd., Class A	37,804	2,052,757
Legg Mason, Inc.	23,673	807,960
LendingClub Corp. *	121,585	500,930
LPL Financial Holdings, Inc.	25,721	1,705,045
MarketAxess Holdings, Inc.	11,162	2,162,861
Marlin Business Services Corp.	4,000	123,200
MFA Financial, Inc.	120,128	967,030
Moelis & Co., Class A	11,939	759,320
Moody’s Corp.	48,961	8,378,206
Morgan Stanley	397,415	20,093,302
Morningstar, Inc.	5,600	739,200
MSCI, Inc.	26,046	4,328,585
MTGE Investment Corp.	14,600	292,730
Nasdaq, Inc.	33,507	3,062,540
Navient Corp.	77,533	1,024,211
Nelnet, Inc., Class A	6,877	404,230
New Residential Investment Corp.	95,095	1,701,250
New York Mortgage Trust, Inc.	31,075	192,976
Northern Trust Corp.	61,825	6,752,527
On Deck Capital, Inc. *	20,000	136,800
OneMain Holdings, Inc. *	22,487	747,693
Oppenheimer Holdings, Inc., Class A	3,500	103,425
Orchid Island Capital, Inc. (a)	12,908	104,942

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PennyMac Mortgage Investment Trust	17,846	344,249
Piper Jaffray Cos.	4,986	385,667
PJT Partners, Inc., Class A	6,501	391,425
PRA Group, Inc. *	14,276	559,619
Raymond James Financial, Inc.	37,313	3,417,498
Redwood Trust, Inc.	22,281	374,544
Regional Management Corp. *	3,000	99,510
S&P Global, Inc.	72,970	14,626,107
Safeguard Scientifics, Inc. *	7,000	79,800
Santander Consumer USA Holdings, Inc.	35,217	677,575
SEI Investments Co.	38,866	2,329,628
SLM Corp. *	127,370	1,438,007
Starwood Property Trust, Inc.	80,980	1,849,583
State Street Corp.	107,175	9,464,624
Stifel Financial Corp.	21,305	1,174,545
Sutherland Asset Management Corp.	5,000	83,500
Synchrony Financial	208,563	6,035,813
T. Rowe Price Group, Inc.	70,438	8,387,757
TD Ameritrade Holding Corp.	79,387	4,536,967
The Bank of New York Mellon Corp.	294,727	15,759,053
The Charles Schwab Corp. (b)	347,807	17,759,025
The Goldman Sachs Group, Inc.	102,161	24,256,086
TPG RE Finance Trust, Inc.	3,500	72,170
Two Harbors Investment Corp.	52,308	810,774
Virtu Financial, Inc., Class A	17,558	353,794
Virtus Investment Partners, Inc.	2,646	352,580
Voya Financial, Inc.	48,530	2,451,736
Waddell & Reed Financial, Inc., Class A	25,984	538,129
Western Asset Mortgage Capital Corp.	14,407	159,485
Westwood Holdings Group, Inc.	2,653	154,856
WisdomTree Investments, Inc.	38,043	332,496
World Acceptance Corp. *	2,406	240,383
		435,921,752

Energy 5.9%
Abraxas Petroleum Corp. *	53,135	138,151
Adams Resources & Energy, Inc.	1,166	46,640
Alta Mesa Resources, Inc. *	30,000	181,200
Anadarko Petroleum Corp.	151,079	11,051,429
Andeavor	40,653	6,100,389
Antero Resources Corp. *	62,000	1,273,480
Apache Corp.	112,883	5,192,618
Apergy Corp. *	24,002	984,082
Arch Coal, Inc., Class A	6,370	538,838
Archrock, Inc.	37,700	514,605
Baker Hughes, a GE Co.	121,006	4,184,387
Basic Energy Services, Inc. *	6,128	69,124
Bonanza Creek Energy, Inc. *	7,826	291,127
Bristow Group, Inc. *	8,868	123,975
C&J Energy Services, Inc. *	20,039	466,107
Cabot Oil & Gas Corp.	132,362	3,110,507
Cactus, Inc., Class A *	7,497	245,302
California Resources Corp. *	12,579	458,001
Callon Petroleum Co. *	63,129	679,268
Carrizo Oil & Gas, Inc. *	23,793	670,487
Centennial Resource Development, Inc., Class A *	52,422	941,499
Cheniere Energy, Inc. *	61,663	3,915,601
Chesapeake Energy Corp. *	261,629	1,234,889
Chevron Corp.	557,683	70,418,632
Cimarex Energy Co.	27,759	2,737,037
Clean Energy Fuels Corp. *	36,000	102,600
Cloud Peak Energy, Inc. *	22,147	57,804
CNX Resources Corp. *	57,820	941,310
Comstock Resources, Inc. *	2,309	21,012
Concho Resources, Inc. *	56,036	8,172,851
ConocoPhillips	342,803	24,740,093
CONSOL Energy, Inc. *	6,970	290,161
Security	Number of Shares	Value ($)
Continental Resources, Inc. *	25,700	1,641,459
Core Laboratories N.V.	13,143	1,473,593
Covia Holdings Corp. *	8,467	152,660
CVR Energy, Inc. (a)	5,100	200,379
Delek US Holdings, Inc.	21,919	1,168,721
Denbury Resources, Inc. *	121,839	549,494
Devon Energy Corp.	154,548	6,956,206
Diamond Offshore Drilling, Inc. *(a)	21,182	406,694
Diamondback Energy, Inc.	29,252	3,859,801
Dorian LPG Ltd. *	13,074	111,129
Dril-Quip, Inc. *	11,530	594,372
Energen Corp. *	28,072	2,082,381
Energy XXI Gulf Coast, Inc. *	9,569	85,643
Ensco plc, Class A	124,963	928,475
EOG Resources, Inc.	169,474	21,851,978
EQT Corp.	72,911	3,622,218
Era Group, Inc. *	6,921	97,794
Evolution Petroleum Corp.	8,679	93,299
Exterran Corp. *	11,906	330,034
Extraction Oil & Gas, Inc. *	37,377	565,140
Exxon Mobil Corp.	1,235,577	100,711,881
Forum Energy Technologies, Inc. *	19,571	257,359
Frank’s International N.V.	17,486	147,407
FTS International, Inc. *	4,805	57,660
Gastar Exploration, Inc. *	61,832	10,511
Geospace Technologies Corp. *	4,643	65,327
Green Plains, Inc.	13,339	221,427
Gulf Island Fabrication, Inc.	4,100	37,105
Gulfport Energy Corp. *	43,693	502,906
Halcon Resources Corp. *	40,012	156,447
Halliburton Co.	256,667	10,887,814
Helix Energy Solutions Group, Inc. *	39,464	395,035
Helmerich & Payne, Inc.	31,969	1,961,298
Hess Corp.	78,606	5,158,912
HighPoint Resources Corp. *	33,805	221,085
HollyFrontier Corp.	51,648	3,851,908
International Seaways, Inc. *	12,133	264,135
ION Geophysical Corp. *	2,790	71,424
Jagged Peak Energy, Inc. *(a)	10,987	157,114
Keane Group, Inc. *	14,562	205,470
Kinder Morgan, Inc.	557,048	9,904,313
Kosmos Energy Ltd. *	71,697	543,463
Laredo Petroleum, Inc. *	35,379	329,732
Mammoth Energy Services, Inc. *	4,000	148,880
Marathon Oil Corp.	248,050	5,238,816
Marathon Petroleum Corp.	134,484	10,870,342
Matador Resources Co. *	29,802	998,367
Matrix Service Co. *	8,000	159,600
McDermott International, Inc. *	50,283	905,597
Midstates Petroleum Co., Inc. *	7,777	101,956
Murphy Oil Corp.	51,999	1,729,487
Nabors Industries Ltd.	103,794	620,688
NACCO Industries, Inc., Class A	1,900	62,700
National Oilwell Varco, Inc.	110,747	5,384,519
Natural Gas Services Group, Inc. *	4,213	93,107
Newfield Exploration Co. *	58,134	1,669,608
Newpark Resources, Inc. *	27,584	304,803
Nine Energy Service, Inc. *	2,159	63,064
Noble Corp. plc *	78,737	459,824
Noble Energy, Inc.	144,875	5,228,539
Northern Oil & Gas, Inc. *	53,558	199,236
Oasis Petroleum, Inc. *	75,392	921,290
Occidental Petroleum Corp.	223,524	18,760,369
Oceaneering International, Inc.	28,508	779,979
Oil States International, Inc. *	17,218	600,908
ONEOK, Inc.	119,687	8,430,752
Panhandle Oil & Gas, Inc., Class A	6,200	126,480
Par Pacific Holdings, Inc. *	10,884	190,579
Parsley Energy, Inc., Class A *	77,025	2,420,896

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Patterson-UTI Energy, Inc.	65,529	1,127,099
PBF Energy, Inc., Class A	32,209	1,504,160
PDC Energy, Inc. *	19,571	1,232,582
Peabody Energy Corp.	29,030	1,233,485
Penn Virginia Corp. *	3,770	318,640
PHI, Inc. — Non Voting Shares *	4,000	33,240
Phillips 66	121,966	15,043,286
Pioneer Energy Services Corp. *	30,366	100,208
Pioneer Natural Resources Co.	49,941	9,452,333
ProPetro Holding Corp. *	21,687	356,534
QEP Resources, Inc. *	70,358	731,020
Range Resources Corp.	66,507	1,026,203
Renewable Energy Group, Inc. *	9,517	162,265
Resolute Energy Corp. *(a)	5,506	169,254
REX American Resources Corp. *	1,646	126,742
RigNet, Inc. *	4,141	50,934
Ring Energy, Inc. *	20,681	255,617
Rowan Cos. plc, Class A *	33,877	490,539
RPC, Inc.	21,418	316,986
Sanchez Energy Corp. *(a)	20,919	93,090
SandRidge Energy, Inc. *	15,133	246,971
Schlumberger Ltd.	404,193	27,291,111
SEACOR Holdings, Inc. *	4,850	255,935
SEACOR Marine Holdings, Inc. *	4,876	123,363
Select Energy Services, Inc., Class A *	12,354	188,769
SemGroup Corp., Class A	20,780	522,617
SM Energy Co.	30,456	837,845
Solaris Oilfield Infrastructure, Inc., Class A *	5,765	90,453
Southwestern Energy Co. *	151,495	778,684
SRC Energy, Inc. *	71,039	804,161
Superior Energy Services, Inc. *	49,218	484,305
Talos Energy, Inc. *	7,627	283,267
Targa Resources Corp.	66,404	3,391,252
TechnipFMC plc	129,204	4,205,590
Tellurian, Inc. *(a)	23,828	186,097
TETRA Technologies, Inc. *	33,023	142,329
The Williams Cos., Inc.	241,297	7,178,586
Tidewater, Inc. *	8,657	297,195
Transocean Ltd. *	132,517	1,705,494
Ultra Petroleum Corp. *	51,863	91,798
Unit Corp. *	17,972	447,503
Uranium Energy Corp. *(a)	39,550	65,258
US Silica Holdings, Inc.	23,982	646,555
Valero Energy Corp.	125,943	14,905,354
W&T Offshore, Inc. *	25,000	173,500
Weatherford International plc *	301,607	1,022,448
Whiting Petroleum Corp. *	26,021	1,291,943
WildHorse Resource Development Corp. *	6,671	146,295
World Fuel Services Corp.	22,400	623,392
WPX Energy, Inc. *	115,728	2,172,215
		503,679,297

Food & Staples Retailing 1.3%
Casey’s General Stores, Inc.	10,991	1,202,196
Costco Wholesale Corp.	127,774	27,945,451
Ingles Markets, Inc., Class A	4,200	124,950
Performance Food Group Co. *	25,013	896,716
PriceSmart, Inc.	7,280	595,140
Rite Aid Corp. *	315,580	634,316
SpartanNash, Co.	10,256	245,734
Sprouts Farmers Market, Inc. *	37,162	798,611
SUPERVALU, Inc. *	10,421	336,807
Sysco Corp.	139,992	9,408,862
The Andersons, Inc.	7,371	259,828
The Chefs’ Warehouse, Inc. *	5,869	158,170
The Kroger Co.	238,337	6,911,773
U.S. Foods Holding Corp. *	39,179	1,324,642
Security	Number of Shares	Value ($)
United Natural Foods, Inc. *	15,511	499,454
Village Super Market, Inc., Class A	2,257	60,781
Walgreens Boots Alliance, Inc.	250,391	16,931,439
Walmart, Inc.	422,808	37,727,158
Weis Markets, Inc.	6,327	323,499
		106,385,527

Food, Beverage & Tobacco 3.5%
22nd Century Group, Inc. *(a)	28,273	70,683
Alico, Inc.	2,000	64,000
Alliance One International, Inc. *	2,460	40,344
Altria Group, Inc.	551,724	32,375,164
Archer-Daniels-Midland Co.	161,705	7,803,883
B&G Foods, Inc. (a)	20,253	635,944
Brown-Forman Corp., Class A	17,900	953,533
Brown-Forman Corp., Class B	77,290	4,113,374
Bunge Ltd.	41,200	2,848,156
Cal-Maine Foods, Inc. *	9,759	439,155
Calavo Growers, Inc.	5,260	486,550
Campbell Soup Co.	55,432	2,267,169
Coca-Cola Bottling Co. Consolidated	1,885	273,551
ConAgra Brands, Inc.	113,733	4,175,138
Constellation Brands, Inc., Class A	48,622	10,221,803
Craft Brew Alliance, Inc. *	3,000	59,400
Darling Ingredients, Inc. *	49,053	985,475
Dean Foods Co.	26,756	262,744
Farmer Brothers Co. *	4,500	129,825
Flowers Foods, Inc.	54,834	1,118,614
Fresh Del Monte Produce, Inc.	9,062	328,951
Freshpet, Inc. *	6,900	200,100
General Mills, Inc.	171,755	7,911,035
Hormel Foods Corp.	80,699	2,902,743
Hostess Brands, Inc. *	26,496	371,209
Ingredion, Inc.	20,495	2,076,144
J&J Snack Foods Corp.	4,866	705,375
John B. Sanfilippo & Son, Inc.	2,559	196,710
Kellogg Co.	72,852	5,174,678
Keurig Dr Pepper, Inc.	51,547	1,237,643
Lamb Weston Holdings, Inc.	41,860	2,941,502
Lancaster Colony Corp.	5,718	829,282
Landec Corp. *	9,100	127,400
Limoneira Co.	7,400	201,724
McCormick & Co., Inc. — Non Voting Shares	35,279	4,146,694
MGP Ingredients, Inc.	3,577	293,564
Molson Coors Brewing Co., Class B	54,986	3,684,062
Mondelez International, Inc., Class A	431,128	18,702,333
Monster Beverage Corp. *	121,147	7,271,243
National Beverage Corp. *	4,003	422,357
PepsiCo, Inc.	414,097	47,621,155
Philip Morris International, Inc.	454,793	39,248,636
Pilgrim’s Pride Corp. *	17,681	315,075
Pinnacle Foods, Inc.	33,681	2,237,092
Post Holdings, Inc. *	19,257	1,666,886
Primo Water Corp. *	13,221	232,029
Sanderson Farms, Inc.	6,041	609,114
Seaboard Corp.	100	363,800
Seneca Foods Corp., Class A *	2,000	53,900
The Boston Beer Co., Inc., Class A *	2,611	717,894
The Coca-Cola Co.	1,115,787	52,029,148
The Hain Celestial Group, Inc. *	29,912	850,697
The Hershey Co.	39,897	3,918,284
The JM Smucker Co.	33,441	3,715,964
The Kraft Heinz Co.	174,668	10,523,747
The Simply Good Foods Co. *	13,000	216,840
Tootsie Roll Industries, Inc. (a)	8,261	247,004
TreeHouse Foods, Inc. *	16,430	780,261
Turning Point Brands, Inc.	2,904	97,168

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tyson Foods, Inc., Class A	85,899	4,952,077
Universal Corp.	7,470	516,177
Vector Group Ltd.	30,725	566,876
		300,529,078

Health Care Equipment & Services 6.1%
Abaxis, Inc.	6,530	541,990
Abbott Laboratories	512,221	33,570,964
ABIOMED, Inc. *	12,448	4,413,189
Acadia Healthcare Co., Inc. *	24,116	952,100
Accuray, Inc. *	28,423	109,429
Aceto Corp.	7,900	25,833
Addus HomeCare Corp. *	2,079	137,526
Aetna, Inc.	95,026	17,901,948
Align Technology, Inc. *	21,100	7,525,315
Allscripts Healthcare Solutions, Inc. *	53,720	657,533
Amedisys, Inc. *	8,656	810,461
American Renal Associates Holdings, Inc. *	4,023	64,730
AmerisourceBergen Corp.	48,261	3,949,198
AMN Healthcare Services, Inc. *	13,637	825,038
AngioDynamics, Inc. *	11,557	244,315
Anika Therapeutics, Inc. *	4,606	184,378
Antares Pharma, Inc. *	48,097	128,419
Anthem, Inc.	74,565	18,864,945
athenahealth, Inc. *	11,822	1,781,694
AtriCure, Inc. *	9,515	272,605
Atrion Corp.	475	326,800
Avanos Medical, Inc. *	13,675	754,860
AxoGen, Inc. *	9,093	408,503
Baxter International, Inc.	143,292	10,381,505
Becton, Dickinson & Co.	78,072	19,546,887
BioScrip, Inc. *	36,021	95,456
BioTelemetry, Inc. *	9,418	494,445
Boston Scientific Corp. *	404,716	13,602,505
Brookdale Senior Living, Inc. *	60,882	583,858
Cantel Medical Corp.	10,504	973,826
Capital Senior Living Corp. *	8,394	83,856
Cardinal Health, Inc.	92,505	4,620,625
Cardiovascular Systems, Inc. *	9,899	375,469
Castlight Health, Inc., Class B *	20,805	68,657
Centene Corp. *	59,726	7,784,090
Cerner Corp. *	91,691	5,692,177
Cerus Corp. *	45,797	339,356
Chemed Corp.	4,421	1,397,169
Cigna Corp.	71,263	12,786,007
Civitas Solutions, Inc. *	5,560	90,906
Community Health Systems, Inc. *	47,409	158,346
Computer Programs & Systems, Inc.	3,600	112,320
ConforMIS, Inc. *	16,943	16,265
CONMED Corp.	7,300	540,200
Corindus Vascular Robotics, Inc. *(a)	28,381	28,665
CorVel Corp. *	4,153	238,175
Cotiviti Holdings, Inc. *	10,351	462,069
Cross Country Healthcare, Inc. *	12,500	146,625
CryoLife, Inc. *	12,053	359,179
CryoPort, Inc. *(a)	8,100	119,556
Cutera, Inc. *	4,219	168,760
CVS Health Corp.	296,410	19,225,153
CytoSorbents Corp. *	6,997	83,964
Danaher Corp.	179,234	18,385,824
DaVita, Inc. *	40,737	2,862,996
DENTSPLY SIRONA, Inc.	65,617	3,156,834
DexCom, Inc. *	25,576	2,433,045
Diplomat Pharmacy, Inc. *	12,923	268,540
Edwards Lifesciences Corp. *	61,933	8,822,356
Encompass Health Corp.	28,884	2,184,497
Endologix, Inc. *	22,949	116,810
Envision Healthcare Corp. *	35,164	1,556,359
Security	Number of Shares	Value ($)
Evolent Health, Inc., Class A *	19,773	399,415
Express Scripts Holding Co. *	164,565	13,076,335
Five Star Senior Living, Inc. *	14,335	18,636
GenMark Diagnostics, Inc. *	23,500	156,980
Glaukos Corp. *	10,445	434,616
Globus Medical, Inc., Class A *	21,429	1,103,165
Haemonetics Corp. *	15,588	1,522,012
HCA Healthcare, Inc.	81,308	10,100,893
HealthEquity, Inc. *	15,438	1,165,569
HealthStream, Inc.	9,758	274,005
Henry Schein, Inc. *	46,078	3,659,054
Heska Corp. *	2,364	236,991
Hill-Rom Holdings, Inc.	19,563	1,842,835
HMS Holdings Corp. *	24,943	596,886
Hologic, Inc. *	80,650	3,460,691
Humana, Inc.	40,190	12,626,894
ICU Medical, Inc. *	4,428	1,269,950
IDEXX Laboratories, Inc. *	25,600	6,270,208
Inogen, Inc. *	5,061	1,008,404
Inovalon Holdings, Inc., Class A *	17,744	188,974
Inspire Medical Systems, Inc. *	2,261	101,293
Insulet Corp. *	17,604	1,463,949
Integer Holdings Corp. *	8,929	637,977
Integra LifeSciences Holdings Corp. *	20,226	1,260,687
IntriCon Corp. *	1,742	101,210
Intuitive Surgical, Inc. *	33,193	16,868,351
Invacare Corp.	9,218	164,541
iRhythm Technologies, Inc. *	5,410	408,725
K2M Group Holdings, Inc. *	12,900	262,773
Laboratory Corp. of America Holdings *	29,758	5,217,768
Lantheus Holdings, Inc. *	7,198	104,011
LeMaitre Vascular, Inc.	4,566	164,376
LHC Group, Inc. *	8,883	764,649
LifePoint Health, Inc. *	12,364	801,187
LivaNova plc *	12,730	1,401,955
Magellan Health, Inc. *	7,281	529,693
Masimo Corp. *	13,997	1,391,582
McKesson Corp.	59,194	7,434,766
Medidata Solutions, Inc. *	17,117	1,271,964
MEDNAX, Inc. *	29,295	1,253,533
Medtronic plc	394,993	35,640,218
Meridian Bioscience, Inc.	13,107	207,091
Merit Medical Systems, Inc. *	14,203	771,223
Molina Healthcare, Inc. *	14,377	1,496,502
National HealthCare Corp.	4,595	331,208
National Research Corp., Class A	3,236	122,806
Natus Medical, Inc. *	10,992	401,208
Neogen Corp. *	15,676	1,291,702
Nevro Corp. *	8,499	478,154
NuVasive, Inc. *	14,957	868,254
Nuvectra Corp. *	2,233	35,013
NxStage Medical, Inc. *	21,678	608,501
Omnicell, Inc. *	11,751	699,184
OraSure Technologies, Inc. *	16,500	277,035
Orthofix International N.V. *	6,531	395,060
Owens & Minor, Inc.	16,200	305,694
Patterson Cos., Inc.	23,134	567,246
Penumbra, Inc. *	8,883	1,263,607
Premier, Inc., Class A *	15,407	576,222
Quality Systems, Inc. *	14,156	284,960
Quest Diagnostics, Inc.	39,824	4,289,841
Quidel Corp. *	9,286	630,148
R1 RCM, Inc. *	25,130	201,543
RadNet, Inc. *	9,459	126,751
ResMed, Inc.	42,129	4,456,406
Rockwell Medical, Inc. *(a)	13,042	52,951
RTI Surgical, Inc. *	18,100	83,260
SeaSpine Holdings Corp. *	1,766	24,653
Select Medical Holdings Corp. *	32,746	681,117

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Senseonics Holdings, Inc. *	26,000	95,680
Sientra, Inc. *	6,300	128,961
Simulations Plus, Inc.	3,188	56,587
STAAR Surgical Co. *	8,247	254,420
STERIS plc	24,181	2,767,999
Stryker Corp.	94,025	15,349,581
Surgery Partners, Inc. *	5,591	84,424
Surmodics, Inc. *	4,200	246,960
Tabula Rasa HealthCare, Inc. *	3,600	209,664
Tactile Systems Technology, Inc. *	4,107	197,423
Tandem Diabetes Care, Inc. *	12,486	344,114
Teladoc, Inc. *	15,576	932,224
Teleflex, Inc.	13,187	3,596,227
Tenet Healthcare Corp. *	24,399	918,134
The Cooper Cos., Inc.	14,587	3,799,913
The Ensign Group, Inc.	14,906	537,659
The Providence Service Corp. *	3,302	231,404
Tivity Health, Inc. *	8,753	294,976
TransEnterix, Inc. *(a)	32,000	171,200
Triple-S Management Corp., Class B *	6,648	236,070
U.S. Physical Therapy, Inc.	3,900	408,525
UnitedHealth Group, Inc.	280,584	71,049,480
Universal Health Services, Inc., Class B	25,426	3,104,515
Utah Medical Products, Inc.	1,365	132,405
Varex Imaging Corp. *	12,489	477,579
Varian Medical Systems, Inc. *	27,369	3,159,751
Veeva Systems, Inc., Class A *	34,609	2,617,479
ViewRay, Inc. *(a)	8,260	98,459
Vocera Communications, Inc. *	8,573	258,733
WellCare Health Plans, Inc. *	12,925	3,456,403
West Pharmaceutical Services, Inc.	22,361	2,451,884
Wright Medical Group N.V. *	30,626	778,819
Zimmer Biomet Holdings, Inc.	59,431	7,459,779
		518,907,597

Household & Personal Products 1.4%
Avon Products, Inc. *	123,017	195,597
Central Garden & Pet Co. *	4,210	181,746
Central Garden & Pet Co., Class A *	10,529	422,424
Church & Dwight Co., Inc.	72,000	4,024,800
Colgate-Palmolive Co.	255,303	17,107,854
Coty, Inc., Class A	138,235	1,853,731
Edgewell Personal Care Co. *	16,048	864,345
elf Beauty, Inc. *(a)	6,276	90,625
Energizer Holdings, Inc.	17,686	1,126,245
Herbalife Nutrition Ltd. *	34,363	1,774,162
Inter Parfums, Inc.	5,613	337,903
Kimberly-Clark Corp.	101,619	11,570,339
Medifast, Inc.	3,397	583,197
Nu Skin Enterprises, Inc., Class A	15,846	1,154,381
Oil-Dri Corp. of America	1,600	67,776
Orchids Paper Products Co. *(a)	2,500	12,575
Revlon, Inc., Class A *(a)	3,255	50,778
Spectrum Brands Holdings, Inc. *	13,969	1,220,472
The Clorox Co.	38,277	5,173,902
The Estee Lauder Cos., Inc., Class A	65,530	8,842,618
The Procter & Gamble Co.	732,916	59,278,246
USANA Health Sciences, Inc. *	3,156	417,381
WD-40 Co.	4,489	718,913
		117,070,010

Insurance 2.7%
Aflac, Inc.	224,408	10,443,948
Alleghany Corp.	4,440	2,793,959
Ambac Financial Group, Inc. *	13,400	273,628
American Equity Investment Life Holding Co.	26,357	941,736
Security	Number of Shares	Value ($)
American Financial Group, Inc.	20,175	2,273,521
American International Group, Inc.	262,719	14,504,716
American National Insurance Co.	2,769	357,173
AMERISAFE, Inc.	6,268	393,630
AmTrust Financial Services, Inc.	25,628	371,093
Aon plc	71,513	10,265,691
Arch Capital Group Ltd. *	117,159	3,580,379
Argo Group International Holdings Ltd.	10,503	656,963
Arthur J. Gallagher & Co.	52,755	3,764,069
Aspen Insurance Holdings Ltd.	18,300	740,235
Assurant, Inc.	15,600	1,720,680
Assured Guaranty Ltd.	33,320	1,296,814
Athene Holding Ltd., Class A *	36,450	1,671,962
Axis Capital Holdings Ltd.	25,200	1,425,312
Brighthouse Financial, Inc. *	34,425	1,495,078
Brown & Brown, Inc.	67,240	1,967,442
Chubb Ltd.	135,590	18,944,635
Cincinnati Financial Corp.	44,042	3,330,897
Citizens, Inc. *(a)	16,000	126,560
CNA Financial Corp.	10,089	471,963
CNO Financial Group, Inc.	48,872	994,545
Crawford & Co., Class B	5,800	49,416
eHealth, Inc. *	4,902	116,374
EMC Insurance Group, Inc.	4,151	111,122
Employers Holdings, Inc.	11,453	531,992
Enstar Group Ltd. *	3,422	739,836
Erie Indemnity Co., Class A	5,829	724,195
Everest Re Group Ltd.	12,137	2,650,114
FBL Financial Group, Inc., Class A	3,305	270,019
FedNat Holding Co.	4,085	95,181
Fidelity National Financial, Inc.	79,927	3,237,044
First American Financial Corp.	32,500	1,820,000
Genworth Financial, Inc., Class A *	154,020	708,492
Global Indemnity Ltd.	2,000	81,500
Goosehead Insurance, Inc., Class A *	2,800	76,076
Greenlight Capital Re Ltd., Class A *	12,661	184,851
HCI Group, Inc.	2,926	125,204
Health Insurance Innovations, Inc., Class A *	3,371	112,086
Heritage Insurance Holdings, Inc.	6,081	104,411
Horace Mann Educators Corp.	12,941	565,522
Independence Holding Co.	682	23,700
Investors Title Co.	308	58,951
James River Group Holdings Ltd.	9,426	390,142
Kemper Corp.	18,874	1,506,145
Kinsale Capital Group, Inc.	5,610	332,252
Lincoln National Corp.	63,591	4,330,547
Loews Corp.	74,226	3,769,196
Maiden Holdings Ltd.	18,900	164,430
Markel Corp. *	4,037	4,723,290
Marsh & McLennan Cos., Inc.	147,715	12,313,522
MBIA, Inc. *(a)	25,042	256,681
Mercury General Corp.	10,947	563,004
MetLife, Inc.	295,680	13,524,403
National General Holdings Corp.	19,849	547,435
National Western Life Group, Inc., Class A	624	202,176
Old Republic International Corp.	71,480	1,523,239
Primerica, Inc.	12,598	1,446,250
Principal Financial Group, Inc.	77,504	4,501,432
ProAssurance Corp.	16,317	673,892
Protective Insurance Corp., Class B	4,687	109,441
Prudential Financial, Inc.	122,127	12,323,836
Reinsurance Group of America, Inc.	18,671	2,641,947
RenaissanceRe Holdings Ltd.	11,532	1,520,494
RLI Corp.	11,508	860,338
Safety Insurance Group, Inc.	5,311	486,488
Selective Insurance Group, Inc.	17,834	1,066,473
State Auto Financial Corp.	5,500	177,870
Stewart Information Services Corp.	6,635	301,494

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Allstate Corp.	101,835	9,686,545
The Hanover Insurance Group, Inc.	12,032	1,509,053
The Hartford Financial Services Group, Inc.	104,566	5,510,628
The Navigators Group, Inc.	7,334	442,607
The Progressive Corp.	170,286	10,218,863
The Travelers Cos., Inc.	78,899	10,267,916
Third Point Reinsurance Ltd. *	22,436	282,694
Torchmark Corp.	29,600	2,606,872
Trupanion, Inc. *(a)	5,574	231,878
United Fire Group, Inc.	6,616	398,879
United Insurance Holdings Corp.	6,439	133,674
Universal Insurance Holdings, Inc.	10,963	486,757
Unum Group	63,345	2,516,697
W. R. Berkley Corp.	28,005	2,123,059
White Mountains Insurance Group Ltd.	807	736,815
Willis Towers Watson plc	38,408	6,123,003
WMIH Corp. *	163,069	221,774
XL Group Ltd.	74,392	4,183,062
		225,129,908

Materials 3.1%
A. Schulman, Inc.	8,178	354,516
Advanced Emissions Solutions, Inc.	5,901	66,976
AdvanSix, Inc. *	8,170	330,640
Air Products & Chemicals, Inc.	63,508	10,426,108
AK Steel Holding Corp. *	99,027	458,495
Albemarle Corp.	32,784	3,088,253
Alcoa Corp. *	51,246	2,217,414
Allegheny Technologies, Inc. *	35,693	992,265
American Vanguard Corp.	7,917	171,799
Ampco-Pittsburgh Corp. *	4,500	47,475
AptarGroup, Inc.	17,804	1,823,664
Ashland Global Holdings, Inc.	18,556	1,523,633
Avery Dennison Corp.	25,934	2,974,111
Axalta Coating Systems Ltd. *	63,563	1,922,781
Balchem Corp.	9,564	959,174
Ball Corp.	103,014	4,014,456
Bemis Co., Inc.	26,045	1,195,726
Berry Global Group, Inc. *	37,243	1,819,321
Boise Cascade Co.	11,827	511,518
Cabot Corp.	17,957	1,186,958
Carpenter Technology Corp.	13,501	739,450
Celanese Corp., Series A	39,548	4,671,014
Century Aluminum Co. *	14,114	180,800
CF Industries Holdings, Inc.	69,425	3,083,858
Chase Corp.	2,817	347,899
Clearwater Paper Corp. *	5,472	123,667
Cleveland-Cliffs, Inc. *	91,140	983,401
Coeur Mining, Inc. *	56,566	395,962
Commercial Metals Co.	33,770	754,422
Compass Minerals International, Inc.	9,812	665,744
Crown Holdings, Inc. *	39,068	1,768,608
Domtar Corp.	18,587	896,265
DowDuPont, Inc.	678,306	46,647,104
Eagle Materials, Inc.	13,675	1,358,611
Eastman Chemical Co.	41,171	4,266,139
Ecolab, Inc.	75,355	10,602,448
Ferro Corp. *	25,700	578,764
Flotek Industries, Inc. *	13,300	41,230
FMC Corp.	39,139	3,517,813
Freeport-McMoRan, Inc.	392,302	6,472,983
FutureFuel Corp.	8,300	114,208
GCP Applied Technologies, Inc. *	22,792	664,387
Gold Resource Corp.	19,195	125,727
Graphic Packaging Holding Co.	87,120	1,265,854
Greif, Inc., Class A	9,091	495,005
H.B. Fuller Co.	15,251	864,427
Hawkins, Inc.	3,679	137,227
Security	Number of Shares	Value ($)
Haynes International, Inc.	3,644	154,724
Hecla Mining Co.	160,671	514,147
Huntsman Corp.	64,034	2,147,060
Ingevity Corp. *	12,467	1,242,586
Innophos Holdings, Inc.	6,990	315,808
Innospec, Inc.	7,393	598,463
International Flavors & Fragrances, Inc.	23,243	3,085,741
International Paper Co.	121,752	6,541,735
Intrepid Potash, Inc. *	27,197	116,131
Kaiser Aluminum Corp.	4,874	544,036
KapStone Paper & Packaging Corp.	25,211	876,839
KMG Chemicals, Inc.	3,341	239,884
Koppers Holdings, Inc. *	5,651	212,195
Kraton Corp. *	9,954	478,688
Kronos Worldwide, Inc.	6,230	141,670
Louisiana-Pacific Corp.	42,085	1,132,928
LyondellBasell Industries N.V., Class A	94,035	10,418,138
Martin Marietta Materials, Inc.	18,341	3,657,562
Materion Corp.	7,145	447,991
McEwen Mining, Inc.	72,434	162,252
Mercer International, Inc.	14,056	252,305
Minerals Technologies, Inc.	10,623	803,099
Myers Industries, Inc.	8,080	174,124
Neenah, Inc.	5,035	442,073
NewMarket Corp.	2,808	1,149,708
Newmont Mining Corp.	156,148	5,727,509
Northern Technologies International Corp.	1,624	61,550
Nucor Corp.	93,192	6,237,341
Olin Corp.	48,790	1,439,793
Olympic Steel, Inc.	3,110	68,762
OMNOVA Solutions, Inc. *	14,068	131,536
Owens-Illinois, Inc. *	46,197	862,960
P.H. Glatfelter Co.	16,756	274,296
Packaging Corp. of America	27,463	3,100,573
Platform Specialty Products Corp. *	64,709	799,803
PolyOne Corp.	23,918	1,072,722
PPG Industries, Inc.	72,290	7,999,611
PQ Group Holdings, Inc. *	8,614	155,224
Praxair, Inc.	83,644	14,010,370
Quaker Chemical Corp.	4,376	776,915
Rayonier Advanced Materials, Inc.	13,584	245,055
Reliance Steel & Aluminum Co.	20,625	1,860,375
Resolute Forest Products, Inc. *	28,000	284,200
Royal Gold, Inc.	19,530	1,652,433
RPM International, Inc.	38,018	2,447,219
Schnitzer Steel Industries, Inc., Class A	9,050	298,198
Schweitzer-Mauduit International, Inc.	9,802	406,685
Sealed Air Corp.	46,319	2,041,278
Sensient Technologies Corp.	12,550	870,468
Silgan Holdings, Inc.	22,545	620,213
Sonoco Products Co.	29,936	1,671,028
Steel Dynamics, Inc.	68,003	3,202,261
Stepan Co.	6,704	587,136
Summit Materials, Inc., Class A *	33,033	829,128
SunCoke Energy, Inc. *	18,406	210,012
The Chemours Co.	51,275	2,348,908
The Mosaic Co.	102,393	3,083,053
The Scotts Miracle-Gro Co.	11,525	915,431
The Sherwin-Williams Co.	24,011	10,582,368
TimkenSteel Corp. *	10,796	150,064
Trecora Resources *	5,445	81,675
Tredegar Corp.	8,263	215,251
Trinseo S.A.	12,703	948,914
Tronox Ltd., Class A	28,193	520,161
United States Steel Corp.	50,923	1,855,125
Universal Stainless & Alloy Products, Inc. *	1,800	53,838
US Concrete, Inc. *	5,180	261,590
Valhi, Inc.	13,600	72,896
Valvoline, Inc.	56,325	1,272,382

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Venator Materials plc *	13,280	194,154
Verso Corp., Class A *	9,091	189,729
Vulcan Materials Co.	39,295	4,401,040
W.R. Grace & Co.	19,200	1,418,112
Warrior Met Coal, Inc.	14,218	367,820
Westlake Chemical Corp.	10,317	1,106,189
WestRock Co.	74,498	4,319,394
Worthington Industries, Inc.	13,511	632,585
		258,633,520

Media 2.3%
Altice USA, Inc., Class A	35,278	604,312
AMC Entertainment Holdings, Inc., Class A	14,040	228,852
AMC Networks, Inc., Class A *	13,071	788,051
Cable One, Inc.	1,375	995,308
CBS Corp., Class A	2,103	114,614
CBS Corp., Class B — Non Voting Shares	98,714	5,199,266
Central European Media Enterprises Ltd., Class A *	25,183	97,584
Charter Communications, Inc., Class A *	54,369	16,559,710
Cinemark Holdings, Inc.	30,809	1,106,659
Comcast Corp., Class A	1,342,623	48,039,051
Daily Journal Corp. *	282	66,208
Discovery, Inc., Class A *(a)	43,461	1,155,193
Discovery, Inc., Class C *	102,969	2,527,889
DISH Network Corp., Class A *	66,732	2,106,062
Emerald Expositions Events, Inc.	7,000	135,100
Entercom Communications Corp., Class A	45,799	345,782
Entravision Communications Corp., Class A	18,356	89,027
Gannett Co., Inc.	30,209	319,309
GCI Liberty, Inc., Class A *	29,499	1,419,197
Gray Television, Inc. *	26,260	405,717
John Wiley & Sons, Inc., Class A	13,340	842,421
Liberty Broadband Corp., Class A *	7,151	567,360
Liberty Broadband Corp., Class C *	45,632	3,626,375
Liberty Global plc, Class A *	66,375	1,873,766
Liberty Global plc, Class C *	171,800	4,662,652
Liberty Latin America Ltd., Class A *	22,277	425,045
Liberty Latin America Ltd., Class C *	27,546	533,291
Liberty Media Corp. — Liberty Braves, Class A *	2,053	52,762
Liberty Media Corp. — Liberty Braves, Class C *	13,398	345,266
Liberty Media Corp. — Liberty Formula One, Class A *	8,419	282,121
Liberty Media Corp. — Liberty Formula One, Class C *	60,514	2,133,119
Liberty Media Corp. — Liberty SiriusXM, Class A *	25,395	1,197,120
Liberty Media Corp. — Liberty SiriusXM, Class C *	49,097	2,318,851
Lions Gate Entertainment Corp., Class A	17,000	405,450
Lions Gate Entertainment Corp., Class B	35,632	814,904
Live Nation Entertainment, Inc. *	39,305	1,936,950
Loral Space & Communications, Inc. *	3,815	150,693
Meredith Corp.	12,018	638,757
MSG Networks, Inc., Class A *	18,579	437,535
National CineMedia, Inc.	18,547	153,198
New Media Investment Group, Inc.	19,939	358,703
News Corp., Class A	118,687	1,788,613
News Corp., Class B	32,986	504,686
Nexstar Media Group, Inc., Class A	13,298	990,036
Omnicom Group, Inc.	65,729	4,524,127
Reading International, Inc., Class A *	4,446	70,247
Salem Media Group, Inc.	5,700	28,215
Scholastic Corp.	8,161	340,803
Security	Number of Shares	Value ($)
Sinclair Broadcast Group, Inc., Class A	23,482	605,836
Sirius XM Holdings, Inc. (a)	416,413	2,923,219
TEGNA, Inc.	64,135	707,409
The E.W. Scripps Co., Class A	15,402	201,766
The Interpublic Group of Cos., Inc.	114,279	2,576,991
The Madison Square Garden Co., Class A *	4,929	1,538,735
The Marcus Corp.	6,272	241,786
The New York Times Co., Class A	37,372	926,826
The Walt Disney Co.	433,633	49,243,363
Tribune Media Co., Class A	21,100	714,235
tronc, Inc. *	7,731	120,913
Twenty-First Century Fox, Inc., Class A	307,690	13,846,050
Twenty-First Century Fox, Inc., Class B	128,215	5,695,310
Viacom, Inc., Class A	2,300	79,120
Viacom, Inc., Class B	102,250	2,970,363
World Wrestling Entertainment, Inc., Class A	11,862	938,403
		197,636,282

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
AbbVie, Inc.	443,591	40,912,398
Abeona Therapeutics, Inc. *(a)	8,452	122,131
ACADIA Pharmaceuticals, Inc. *	31,120	469,601
Accelerate Diagnostics, Inc. *(a)	10,300	226,085
Acceleron Pharma, Inc. *	12,467	543,063
Achaogen, Inc. *(a)	9,416	67,042
Achillion Pharmaceuticals, Inc. *	42,273	109,064
Aclaris Therapeutics, Inc. *	7,476	128,139
Acorda Therapeutics, Inc. *	15,538	387,673
Adamas Pharmaceuticals, Inc. *	7,885	187,505
Aduro Biotech, Inc. *	9,979	58,377
Adverum Biotechnologies, Inc. *	12,177	57,232
Aerie Pharmaceuticals, Inc. *	11,893	803,372
Agenus, Inc. *	21,970	40,205
Agilent Technologies, Inc.	93,651	6,184,712
Agios Pharmaceuticals, Inc. *	14,576	1,259,512
Aimmune Therapeutics, Inc. *	12,240	353,981
Akcea Therapeutics, Inc. *(a)	4,993	157,879
Akebia Therapeutics, Inc. *	13,440	138,432
Akorn, Inc. *	31,657	586,288
Albireo Pharma, Inc. *	2,099	66,223
Alder Biopharmaceuticals, Inc. *	20,044	379,834
Alexion Pharmaceuticals, Inc. *	65,290	8,680,958
Alkermes plc *	46,178	2,024,905
Allergan plc	99,571	18,330,025
Alnylam Pharmaceuticals, Inc. *	24,187	2,297,765
AMAG Pharmaceuticals, Inc. *	10,551	232,650
Amgen, Inc.	195,255	38,377,370
Amicus Therapeutics, Inc. *	54,931	799,246
Amneal Pharmaceuticals, Inc. *	22,808	437,229
Amphastar Pharmaceuticals, Inc. *	10,000	174,500
AnaptysBio, Inc. *	5,120	400,998
ANI Pharmaceuticals, Inc. *	2,712	181,568
Apellis Pharmaceuticals, Inc. *	13,300	244,720
Aptevo Therapeutics, Inc. *	5,200	21,944
Aquinox Pharmaceuticals, Inc. *	6,570	19,447
Aratana Therapeutics, Inc. *	10,100	45,804
Arena Pharmaceuticals, Inc. *	14,694	567,041
ArQule, Inc. *	21,000	104,580
Array BioPharma, Inc. *	61,677	949,209
Arrowhead Pharmaceuticals, Inc. *	27,600	402,132
Assembly Biosciences, Inc. *	7,557	334,246
Atara Biotherapeutics, Inc. *	13,618	511,356
Athenex, Inc. *	15,009	289,223
Athersys, Inc. *(a)	39,400	78,800
Audentes Therapeutics, Inc. *	7,960	299,694
AVEO Pharmaceuticals, Inc. *(a)	28,629	60,980
Bellicum Pharmaceuticals, Inc. *	18,491	117,603

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bio-Rad Laboratories, Inc., Class A *	5,773	1,770,290
Bio-Techne Corp.	10,887	1,748,888
BioCryst Pharmaceuticals, Inc. *	38,239	225,610
Biogen, Inc. *	61,874	20,688,809
Biohaven Pharmaceutical Holding Co., Ltd. *	8,384	289,416
BioMarin Pharmaceutical, Inc. *	51,565	5,185,376
BioSpecifics Technologies Corp. *	1,514	68,887
BioTime, Inc. *	30,056	78,146
Bluebird Bio, Inc. *	14,768	2,287,563
Blueprint Medicines Corp. *	11,988	713,766
Bristol-Myers Squibb Co.	479,241	28,155,409
Bruker Corp.	29,954	970,510
Calithera Biosciences, Inc. *	4,145	18,445
Cambrex Corp. *	9,705	606,562
Cara Therapeutics, Inc. *(a)	8,118	145,556
CareDx, Inc. *	9,000	121,140
CASI Pharmaceuticals, Inc. *(a)	10,961	80,015
Catalent, Inc. *	41,774	1,741,976
Catalyst Biosciences, Inc. *	3,328	32,881
Catalyst Pharmaceuticals, Inc. *	28,204	81,510
Celgene Corp. *	207,669	18,708,900
Charles River Laboratories International, Inc. *	14,016	1,742,189
ChemoCentryx, Inc. *	6,077	70,250
Clearside Biomedical, Inc. *	8,122	72,367
Clovis Oncology, Inc. *	14,851	655,523
Codexis, Inc. *	12,581	181,166
Cohbar, Inc. *	6,894	39,434
Coherus Biosciences, Inc. *	13,200	251,460
Collegium Pharmaceutical, Inc. *	6,083	117,219
Concert Pharmaceuticals, Inc. *	4,499	71,939
Corbus Pharmaceuticals Holdings, Inc. *(a)	15,073	76,119
Corcept Therapeutics, Inc. *	30,000	393,900
Corium International, Inc. *	8,309	61,570
CTI BioPharma Corp. *	14,337	31,828
Cymabay Therapeutics, Inc. *	20,365	227,884
Cytokinetics, Inc. *	15,082	110,853
CytomX Therapeutics, Inc. *	15,748	414,802
Deciphera Pharmaceuticals, Inc. *	5,000	172,000
Denali Therapeutics, Inc. *	4,035	50,801
Depomed, Inc. *	18,832	166,852
Dermira, Inc. *	9,561	93,124
Dicerna Pharmaceuticals, Inc. *	6,800	85,680
Dova Pharmaceuticals, Inc. *(a)	3,704	79,895
Durect Corp. *	41,585	61,130
Dynavax Technologies Corp. *	18,807	253,894
Eagle Pharmaceuticals, Inc. *	2,500	198,125
Editas Medicine, Inc. *	10,965	326,099
Eli Lilly & Co.	280,128	27,679,448
Eloxx Pharmaceuticals, Inc. *	6,055	91,854
Emergent BioSolutions, Inc. *	11,159	606,492
Enanta Pharmaceuticals, Inc. *	4,706	458,929
Endo International plc *	64,200	798,648
Endocyte, Inc. *(a)	17,600	269,632
Enzo Biochem, Inc. *	13,471	59,542
Epizyme, Inc. *	18,724	241,540
Esperion Therapeutics, Inc. *	6,639	298,357
Exact Sciences Corp. *	35,694	2,086,314
Exelixis, Inc. *	82,111	1,699,698
Fate Therapeutics, Inc. *	12,000	107,160
FibroGen, Inc. *	23,092	1,457,105
Five Prime Therapeutics, Inc. *	14,036	209,136
Flexion Therapeutics, Inc. *	11,400	272,004
Fluidigm Corp. *	6,000	38,400
Foundation Medicine, Inc. *(c)	4,841	663,217
G1 Therapeutics, Inc. *	5,000	256,750
Galectin Therapeutics, Inc. *	8,013	40,466
Genomic Health, Inc. *	6,761	362,930
Security	Number of Shares	Value ($)
Geron Corp. *(a)	46,200	165,858
Gilead Sciences, Inc.	381,204	29,669,107
Global Blood Therapeutics, Inc. *	14,531	607,396
GlycoMimetics, Inc. *	11,422	167,789
Halozyme Therapeutics, Inc. *	41,295	747,439
Harvard Bioscience, Inc. *	19,392	110,534
Heron Therapeutics, Inc. *	18,024	674,999
Horizon Pharma plc *	51,166	902,057
Idera Pharmaceuticals, Inc. *	6,495	37,087
Illumina, Inc. *	43,001	13,947,804
ImmunoGen, Inc. *	46,115	428,869
Immunomedics, Inc. *	45,960	1,099,823
Incyte Corp. *	52,838	3,515,841
Innoviva, Inc. *	21,393	302,711
Inovio Pharmaceuticals, Inc. *	20,194	80,978
Insmed, Inc. *	22,336	555,496
Intellia Therapeutics, Inc. *	5,931	157,883
Intercept Pharmaceuticals, Inc. *	5,974	544,470
Intersect ENT, Inc. *	7,773	251,457
Intra-Cellular Therapies, Inc. *	15,000	301,050
Intrexon Corp. *(a)	19,807	290,371
Invitae Corp. *	22,743	201,048
Ionis Pharmaceuticals, Inc. *	36,310	1,586,021
Iovance Biotherapeutics, Inc. *	23,332	331,314
IQVIA Holdings, Inc. *	47,385	5,778,127
Ironwood Pharmaceuticals, Inc. *	41,183	794,008
Jazz Pharmaceuticals plc *	17,289	2,992,380
Johnson & Johnson	784,342	103,941,002
Kadmon Holdings, Inc. *	44,130	150,042
Karyopharm Therapeutics, Inc. *	15,233	270,843
Keryx Biopharmaceuticals, Inc. *(a)	40,932	173,552
Kindred Biosciences, Inc. *	7,379	99,985
Kura Oncology, Inc. *	10,835	219,950
La Jolla Pharmaceutical Co. *(a)	8,067	266,776
Lannett Co., Inc. *(a)	8,800	112,200
Lexicon Pharmaceuticals, Inc. *	18,214	218,204
Ligand Pharmaceuticals, Inc. *	6,260	1,366,746
Loxo Oncology, Inc. *	6,272	1,051,124
Luminex Corp.	12,900	436,794
MacroGenics, Inc. *	13,343	275,533
Madrigal Pharmaceuticals, Inc. *	2,520	647,716
Mallinckrodt plc *	25,602	600,367
MannKind Corp. *(a)	36,235	55,802
MediciNova, Inc. *	10,435	98,715
Medpace Holdings, Inc. *	5,500	337,535
Melinta Therapeutics, Inc. *	11,816	62,625
Merck & Co., Inc.	787,117	51,847,397
Mettler-Toledo International, Inc. *	7,411	4,391,092
MiMedx Group, Inc. *(a)	26,820	113,985
Minerva Neurosciences, Inc. *	8,467	68,159
Mirati Therapeutics, Inc. *	9,557	586,800
Momenta Pharmaceuticals, Inc. *	24,855	735,708
Mylan N.V. *	149,726	5,586,277
MyoKardia, Inc. *	9,949	571,073
Myriad Genetics, Inc. *	21,964	960,925
NanoString Technologies, Inc. *	5,553	65,137
Natera, Inc. *	11,323	259,976
Nektar Therapeutics *	47,872	2,518,067
NeoGenomics, Inc. *	16,930	237,020
Neurocrine Biosciences, Inc. *	27,155	2,728,806
Novavax, Inc. *	145,049	184,212
Ocular Therapeutix, Inc. *	8,789	48,779
Omeros Corp. *(a)	12,156	256,005
OPKO Health, Inc. *(a)	102,014	573,319
Optinose, Inc. *	3,900	79,365
Pacific Biosciences of California, Inc. *	47,700	181,260
Pacira Pharmaceuticals, Inc. *	13,130	527,826
Paratek Pharmaceuticals, Inc. *	6,458	65,226
PDL BioPharma, Inc. *	46,611	116,994

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PerkinElmer, Inc.	31,760	2,514,757
Perrigo Co., plc	37,173	2,993,170
Pfizer, Inc.	1,707,600	68,184,468
Phibro Animal Health Corp., Class A	6,184	296,214
PolarityTE, Inc. *(a)	4,800	109,392
Portola Pharmaceuticals, Inc. *	19,694	705,045
PRA Health Sciences, Inc. *	14,385	1,512,439
Prestige Brands Holdings, Inc. *	16,455	587,937
Progenics Pharmaceuticals, Inc. *	22,368	178,608
Prothena Corp. plc *	10,508	156,149
PTC Therapeutics, Inc. *	12,195	464,264
Puma Biotechnology, Inc. *	9,637	464,022
Radius Health, Inc. *	14,153	339,672
Reata Pharmaceuticals, Inc., Class A *	3,754	263,193
Regeneron Pharmaceuticals, Inc. *	22,876	8,418,597
REGENXBIO, Inc. *	7,980	560,994
Repligen Corp. *	11,119	537,381
Retrophin, Inc. *	12,048	333,007
Revance Therapeutics, Inc. *	9,440	271,400
Rhythm Pharmaceuticals, Inc. *	7,427	230,534
Rigel Pharmaceuticals, Inc. *	48,200	135,924
Rocket Pharmaceuticals, Inc. *	3,399	69,713
Sage Therapeutics, Inc. *	13,520	1,951,206
Sangamo Therapeutics, Inc. *	32,121	438,452
Sarepta Therapeutics, Inc. *	18,471	2,147,069
Savara, Inc. *	7,058	77,709
Seattle Genetics, Inc. *	31,145	2,192,608
Seres Therapeutics, Inc. *	8,036	60,833
SIGA Technologies, Inc. *	12,274	93,160
Solid Biosciences, Inc. *	2,200	88,440
Sorrento Therapeutics, Inc. *(a)	30,339	169,898
Spark Therapeutics, Inc. *	9,444	724,544
Spectrum Pharmaceuticals, Inc. *	28,269	601,847
Spring Bank Pharmaceuticals, Inc. *	3,900	50,037
Stemline Therapeutics, Inc. *	6,825	105,105
Supernus Pharmaceuticals, Inc. *	14,821	784,772
Syneos Health, Inc. *	16,795	827,574
Synergy Pharmaceuticals, Inc. *(a)	70,870	120,479
Syros Pharmaceuticals, Inc. *	5,676	57,441
T2 Biosystems, Inc. *	9,688	58,031
TESARO, Inc. *	11,796	410,855
Tetraphase Pharmaceuticals, Inc. *	15,558	44,651
TG Therapeutics, Inc. *	20,100	236,175
The Medicines Co. *	19,822	787,528
TherapeuticsMD, Inc. *(a)	48,286	252,053
Theravance Biopharma, Inc. *	13,214	316,475
Thermo Fisher Scientific, Inc.	117,333	27,518,108
Trevena, Inc. *	22,528	34,693
Ultragenyx Pharmaceutical, Inc. *	14,142	1,118,774
United Therapeutics Corp. *	12,938	1,590,210
Vanda Pharmaceuticals, Inc. *	18,529	386,330
Verastem, Inc. *	15,877	122,253
Vericel Corp. *	16,052	167,743
Vertex Pharmaceuticals, Inc. *	74,845	13,101,617
Viking Therapeutics, Inc. *(a)	11,000	112,200
Voyager Therapeutics, Inc. *	5,214	98,336
Waters Corp. *	22,622	4,462,642
WaVe Life Sciences Ltd. *	4,086	165,074
Xencor, Inc. *	14,064	523,462
ZIOPHARM Oncology, Inc. *(a)	53,154	137,669
Zoetis, Inc.	141,726	12,256,464
Zogenix, Inc. *	11,109	630,436
		670,326,790

Real Estate 3.7%
Acadia Realty Trust	23,300	630,964
Agree Realty Corp.	9,120	485,549
Alexander & Baldwin, Inc.	18,788	449,973
Security	Number of Shares	Value ($)
Alexander’s, Inc.	1,396	517,190
Alexandria Real Estate Equities, Inc.	29,474	3,756,167
Altisource Portfolio Solutions S.A. *(a)	3,227	107,491
American Assets Trust, Inc.	13,567	521,380
American Campus Communities, Inc.	40,300	1,662,375
American Homes 4 Rent, Class A	73,536	1,628,087
American Tower Corp.	129,019	19,125,777
Americold Realty Trust	15,000	322,650
Apartment Investment & Management Co., Class A	46,504	1,983,396
Apple Hospitality REIT, Inc.	62,911	1,131,769
Armada Hoffler Properties, Inc.	12,316	185,972
Ashford Hospitality Trust, Inc.	37,037	292,592
AvalonBay Communities, Inc.	40,285	7,124,402
Boston Properties, Inc.	45,277	5,683,622
Braemar Hotels & Resorts, Inc.	9,906	113,226
Brandywine Realty Trust	50,690	835,878
Brixmor Property Group, Inc.	87,674	1,550,953
Camden Property Trust	27,600	2,555,484
CareTrust REIT, Inc.	25,781	435,957
CatchMark Timber Trust, Inc., Class A	13,467	167,260
CBL & Associates Properties, Inc.	58,797	320,444
CBRE Group, Inc., Class A *	84,934	4,229,713
Cedar Realty Trust, Inc.	24,191	115,149
Chatham Lodging Trust	15,286	329,260
Chesapeake Lodging Trust	18,078	578,858
CIM Commercial Trust Corp.	4,212	63,812
City Office REIT, Inc.	14,341	182,848
Colony Capital, Inc.	149,352	920,008
Columbia Property Trust, Inc.	32,857	761,625
Community Healthcare Trust, Inc.	5,328	159,840
Consolidated-Tomoka Land Co.	2,000	131,020
CoreCivic, Inc.	34,616	887,554
CorEnergy Infrastructure Trust, Inc.	3,577	136,033
CorePoint Lodging, Inc. *	10,845	273,945
CoreSite Realty Corp.	9,911	1,111,023
Corporate Office Properties Trust	33,772	1,004,379
Cousins Properties, Inc.	116,231	1,083,273
Crown Castle International Corp.	120,965	13,406,551
CubeSmart	52,613	1,597,331
CyrusOne, Inc.	29,526	1,828,250
DCT Industrial Trust, Inc.	27,932	1,867,813
DDR Corp.	46,256	633,707
DiamondRock Hospitality Co.	57,867	689,775
Digital Realty Trust, Inc.	60,047	7,290,907
Douglas Emmett, Inc.	45,892	1,782,445
Duke Realty Corp.	104,200	3,034,304
Easterly Government Properties, Inc.	15,310	290,124
EastGroup Properties, Inc.	10,044	957,394
Education Realty Trust, Inc.	22,067	912,691
Empire State Realty Trust, Inc., Class A	44,686	744,916
EPR Properties	18,382	1,222,219
Equinix, Inc.	23,278	10,225,560
Equity Commonwealth *	32,310	1,041,674
Equity LifeStyle Properties, Inc.	25,034	2,277,844
Equity Residential	108,134	7,075,208
Essex Property Trust, Inc.	19,470	4,681,561
Extra Space Storage, Inc.	36,945	3,471,722
Farmland Partners, Inc. (a)	11,264	75,919
Federal Realty Investment Trust	21,682	2,721,091
First Industrial Realty Trust, Inc.	33,496	1,090,295
Forest City Realty Trust, Inc., Class A	79,247	1,978,798
Forestar Group, Inc. *	2,213	50,235
Four Corners Property Trust, Inc.	19,682	490,082
Franklin Street Properties Corp.	43,130	379,975
Front Yard Residential Corp.	16,297	157,429
FRP Holdings, Inc. *	2,400	156,000
Gaming & Leisure Properties, Inc.	58,842	2,137,141
Getty Realty Corp.	15,567	445,995

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GGP, Inc.	184,843	3,940,853
Gladstone Commercial Corp.	10,000	198,400
Global Net Lease, Inc.	21,640	457,902
Government Properties Income Trust	32,152	484,531
Gramercy Property Trust	43,872	1,201,654
Griffin Industrial Realty, Inc.	300	12,483
HCP, Inc.	139,036	3,601,032
Healthcare Realty Trust, Inc.	37,231	1,106,133
Healthcare Trust of America, Inc., Class A	60,458	1,651,713
Hersha Hospitality Trust	10,000	215,900
HFF, Inc., Class A	12,184	548,402
Highwoods Properties, Inc.	28,666	1,407,787
Hospitality Properties Trust	46,789	1,322,725
Host Hotels & Resorts, Inc.	215,719	4,517,156
Hudson Pacific Properties, Inc.	43,300	1,483,458
Independence Realty Trust, Inc.	30,867	313,300
Industrial Logistics Properties Trust	6,140	141,834
InfraREIT, Inc.	14,958	313,370
Innovative Industrial Properties, Inc. (a)	1,735	56,179
Investors Real Estate Trust	37,463	205,297
Invitation Homes, Inc.	84,458	1,951,824
Iron Mountain, Inc.	82,651	2,901,877
iStar, Inc. *	15,169	164,887
JBG SMITH Properties	27,593	1,007,144
Jernigan Capital, Inc.	3,937	71,614
Jones Lang LaSalle, Inc.	12,803	2,189,441
Kennedy-Wilson Holdings, Inc.	36,365	760,028
Kilroy Realty Corp.	28,600	2,086,370
Kimco Realty Corp.	124,276	2,074,166
Kite Realty Group Trust	23,083	389,410
Lamar Advertising Co., Class A	24,289	1,788,399
LaSalle Hotel Properties	31,416	1,089,193
Lexington Realty Trust	67,448	592,868
Liberty Property Trust	43,315	1,856,481
Life Storage, Inc.	12,940	1,241,722
LTC Properties, Inc.	12,155	512,576
Mack-Cali Realty Corp.	28,080	546,718
Marcus & Millichap, Inc. *	4,070	163,655
Maui Land & Pineapple Co., Inc. *	3,129	39,895
MedEquities Realty Trust, Inc.	9,955	111,496
Medical Properties Trust, Inc.	103,398	1,489,965
Mid-America Apartment Communities, Inc.	33,212	3,347,105
Monmouth Real Estate Investment Corp.	25,066	417,850
National Health Investors, Inc.	13,260	992,378
National Retail Properties, Inc.	45,217	2,017,130
National Storage Affiliates Trust	16,811	484,661
New Century Financial Corp. *(c)	3,600	—
New Senior Investment Group, Inc.	31,775	224,967
Newmark Group, Inc., Class A	40,600	565,964
NexPoint Residential Trust, Inc.	6,034	180,658
NorthStar Realty Europe Corp.	15,816	216,521
Omega Healthcare Investors, Inc.	57,256	1,699,931
One Liberty Properties, Inc.	6,071	163,674
Outfront Media, Inc.	41,403	879,814
Paramount Group, Inc.	57,038	880,667
Park Hotels & Resorts, Inc.	57,807	1,808,203
Pebblebrook Hotel Trust	19,844	764,986
Pennsylvania Real Estate Investment Trust	18,917	200,899
Physicians Realty Trust	57,100	899,896
Piedmont Office Realty Trust, Inc., Class A	34,909	690,500
PotlatchDeltic Corp.	17,258	806,811
Preferred Apartment Communities, Inc., Class A	15,145	256,253
Prologis, Inc.	154,980	10,169,788
PS Business Parks, Inc.	6,633	847,498
Public Storage	43,782	9,537,033
QTS Realty Trust, Inc., Class A	15,589	666,430
Ramco-Gershenson Properties Trust	22,500	295,875
Rayonier, Inc.	36,168	1,266,242
Security	Number of Shares	Value ($)
RE/MAX Holdings, Inc., Class A	6,136	311,709
Realogy Holdings Corp.	35,254	771,005
Realty Income Corp.	82,300	4,589,871
Redfin Corp. *(a)	2,861	70,095
Regency Centers Corp.	42,184	2,684,168
Retail Opportunity Investments Corp.	33,573	634,865
Retail Properties of America, Inc., Class A	66,408	833,420
Retail Value, Inc. *	4,625	152,810
Rexford Industrial Realty, Inc.	23,333	714,923
RLJ Lodging Trust	50,267	1,135,532
Ryman Hospitality Properties, Inc.	14,301	1,215,728
Sabra Health Care REIT, Inc.	51,991	1,123,526
Saul Centers, Inc.	4,700	250,416
SBA Communications Corp. *	33,534	5,306,755
Select Income REIT	20,650	430,552
Senior Housing Properties Trust	72,748	1,297,824
Seritage Growth Properties, Class A (a)	8,831	373,640
Simon Property Group, Inc.	89,626	15,792,997
SL Green Realty Corp.	25,211	2,599,506
Spirit MTA REIT *	14,101	140,869
Spirit Realty Capital, Inc.	116,609	976,017
STAG Industrial, Inc.	28,487	778,265
STORE Capital Corp.	48,824	1,340,219
Summit Hotel Properties, Inc.	33,392	472,497
Sun Communities, Inc.	22,669	2,197,986
Sunstone Hotel Investors, Inc.	63,743	1,037,099
Tanger Factory Outlet Centers, Inc.	28,674	683,875
Taubman Centers, Inc.	18,717	1,161,390
Tejon Ranch Co. *	6,903	161,530
Terreno Realty Corp.	16,803	620,199
The GEO Group, Inc.	36,192	936,649
The Howard Hughes Corp. *	10,900	1,477,495
The Macerich Co.	31,366	1,852,476
The RMR Group, Inc., Class A	1,889	163,965
The St. Joe Co. *	18,800	331,820
Tier REIT, Inc.	13,943	331,425
UDR, Inc.	78,312	3,013,446
UMH Properties, Inc.	18,500	285,640
Uniti Group, Inc.	47,751	844,238
Universal Health Realty Income Trust	6,304	424,322
Urban Edge Properties	33,842	767,537
Urstadt Biddle Properties, Inc., Class A	9,781	217,725
Ventas, Inc.	104,941	5,916,574
VEREIT, Inc.	280,149	2,137,537
VICI Properties, Inc.	20,000	407,000
Vornado Realty Trust	50,552	3,635,700
Washington Prime Group, Inc.	59,455	477,424
Washington Real Estate Investment Trust	23,930	729,626
Weingarten Realty Investors	38,578	1,165,827
Welltower, Inc.	109,000	6,823,400
Weyerhaeuser Co.	220,123	7,523,804
Whitestone REIT	10,368	134,784
WP Carey, Inc.	30,834	2,015,927
Xenia Hotels & Resorts, Inc.	31,150	759,748
		316,996,803

Retailing 6.3%
1-800-FLOWERS.COM, Inc., Class A *	10,904	158,108
Aaron’s, Inc.	18,663	808,295
Abercrombie & Fitch Co., Class A	20,814	493,084
Advance Auto Parts, Inc.	21,376	3,018,933
Amazon.com, Inc. *	117,698	209,201,133
America’s Car-Mart, Inc. *	2,070	132,480
American Eagle Outfitters, Inc.	47,269	1,190,233
Asbury Automotive Group, Inc. *	5,904	415,051
Ascena Retail Group, Inc. *	50,000	184,000
At Home Group, Inc. *	9,100	330,057
AutoNation, Inc. *	17,377	843,306

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
AutoZone, Inc. *	7,887	5,564,515
Barnes & Noble Education, Inc. *	11,182	62,843
Barnes & Noble, Inc.	16,068	98,015
Bed Bath & Beyond, Inc.	44,734	837,868
Best Buy Co., Inc.	72,137	5,412,439
Big Lots, Inc.	12,600	547,218
Booking Holdings, Inc. *	14,049	28,501,487
Boot Barn Holdings, Inc. *	8,400	196,476
Burlington Stores, Inc. *	20,270	3,097,459
Caleres, Inc.	13,090	438,384
Camping World Holdings, Inc., Class A (a)	8,148	180,641
CarMax, Inc. *	52,492	3,920,103
Carvana Co. *(a)	9,838	423,034
Chico’s FAS, Inc.	43,544	378,833
Citi Trends, Inc.	3,906	110,969
Conn’s, Inc. *	7,143	242,148
Core-Mark Holding Co., Inc.	12,227	295,649
Dick’s Sporting Goods, Inc.	23,982	818,746
Dillard’s, Inc., Class A (a)	6,379	512,042
Dollar General Corp.	74,103	7,273,209
Dollar Tree, Inc. *	69,946	6,384,671
DSW, Inc., Class A	21,162	580,685
Expedia Group, Inc.	36,110	4,832,962
Express, Inc. *	20,816	200,458
Five Below, Inc. *	16,005	1,555,046
Floor & Decor Holdings, Inc., Class A *	13,107	625,859
Foot Locker, Inc.	33,991	1,659,101
Francesca’s Holdings Corp. *	9,978	81,221
GameStop Corp., Class A (a)	31,567	454,880
Genesco, Inc. *	5,469	222,588
Genuine Parts Co.	44,190	4,300,129
GNC Holdings, Inc., Class A *(a)	19,716	62,697
Group 1 Automotive, Inc.	5,722	400,483
Groupon, Inc. *	121,403	568,166
Guess?, Inc.	16,800	380,688
Haverty Furniture Cos., Inc.	5,712	113,098
Hibbett Sports, Inc. *	5,715	131,159
J.C. Penney Co., Inc. *(a)	104,289	255,508
Kirkland’s, Inc. *	5,229	59,506
Kohl’s Corp.	50,573	3,735,828
L Brands, Inc.	70,432	2,230,581
Lands’ End, Inc. *	5,100	123,675
Liberty Expedia Holdings, Inc., Class A *	16,707	804,776
Liberty TripAdvisor Holdings, Inc., Class A *	20,323	338,378
Lithia Motors, Inc., Class A	7,049	627,713
LKQ Corp. *	94,217	3,158,154
Lowe’s Cos., Inc.	240,507	23,891,965
Lumber Liquidators Holdings, Inc. *	7,601	147,003
Macy’s, Inc.	89,044	3,537,718
MarineMax, Inc. *	6,661	124,894
Monro, Inc.	10,101	681,312
Murphy USA, Inc. *	9,482	751,354
National Vision Holdings, Inc. *	9,779	397,614
Netflix, Inc. *	127,157	42,909,130
Nordstrom, Inc.	34,883	1,828,218
Nutrisystem, Inc.	7,876	315,040
O'Reilly Automotive, Inc. *	23,922	7,320,132
Office Depot, Inc.	162,879	408,826
Ollie’s Bargain Outlet Holdings, Inc. *	14,720	1,023,040
Overstock.com, Inc. *	6,591	234,969
Party City Holdco, Inc. *	9,246	145,625
Penske Automotive Group, Inc.	10,386	542,149
PetMed Express, Inc.	5,544	205,849
Pier 1 Imports, Inc.	20,000	43,200
Pool Corp.	11,783	1,805,745
Qurate Retail, Inc. *	129,925	2,766,103
Rent-A-Center, Inc. *	14,742	218,771
RH *	5,698	774,130
Ross Stores, Inc.	109,851	9,604,273
Security	Number of Shares	Value ($)
Sally Beauty Holdings, Inc. *	38,688	637,965
Shoe Carnival, Inc.	3,214	100,823
Shutterfly, Inc. *	9,939	817,582
Signet Jewelers Ltd.	16,565	956,463
Sleep Number Corp. *	10,441	297,464
Sonic Automotive, Inc., Class A	7,037	143,203
Stitch Fix, Inc., Class A *	3,500	100,310
Tailored Brands, Inc.	15,557	313,629
Target Corp.	155,099	12,513,387
The Buckle, Inc. (a)	7,969	191,654
The Cato Corp., Class A	7,100	176,790
The Children’s Place, Inc.	4,850	596,065
The Gap, Inc.	62,721	1,892,293
The Home Depot, Inc.	336,338	66,433,482
The Michaels Cos., Inc. *	32,926	672,020
The TJX Cos., Inc.	182,714	17,770,764
Tiffany & Co.	30,228	4,158,164
Tile Shop Holdings, Inc.	13,900	115,370
Tilly’s, Inc., Class A	3,700	57,350
Tractor Supply Co.	35,049	2,735,224
TripAdvisor, Inc. *	31,398	1,820,770
Tuesday Morning Corp. *(a)	10,800	31,320
Ulta Salon, Cosmetics & Fragrance, Inc. *	16,563	4,047,832
Urban Outfitters, Inc. *	23,531	1,044,776
Wayfair, Inc., Class A *	13,108	1,426,413
Weyco Group, Inc.	1,892	65,936
Williams-Sonoma, Inc.	22,413	1,310,936
Winmark Corp.	768	113,050
Zumiez, Inc. *	5,244	118,777
		529,911,640

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. *	12,010	735,492
Advanced Micro Devices, Inc. *	241,227	4,421,691
Alpha & Omega Semiconductor Ltd. *	6,543	87,414
Amkor Technology, Inc. *	44,787	388,751
Analog Devices, Inc.	108,797	10,459,744
Applied Materials, Inc.	294,240	14,308,891
Axcelis Technologies, Inc. *	8,582	188,804
AXT, Inc. *	10,674	80,589
Broadcom, Inc.	117,434	26,043,338
Brooks Automation, Inc.	21,375	653,648
Cabot Microelectronics Corp.	7,893	950,712
CEVA, Inc. *	6,184	186,138
Cirrus Logic, Inc. *	18,141	784,780
Cohu, Inc.	10,808	272,145
Cree, Inc. *	29,870	1,408,371
Cypress Semiconductor Corp.	101,681	1,810,939
Diodes, Inc. *	11,012	409,206
DSP Group, Inc. *	6,300	78,750
Entegris, Inc.	40,708	1,430,886
First Solar, Inc. *	23,779	1,244,831
FormFactor, Inc. *	19,922	257,990
GSI Technology, Inc. *	8,500	58,225
Ichor Holdings Ltd. *(a)	4,900	102,900
Impinj, Inc. *(a)	4,438	94,574
Inphi Corp. *	13,242	416,328
Integrated Device Technology, Inc. *	38,603	1,329,101
Intel Corp.	1,361,982	65,511,334
KLA-Tencor Corp.	46,209	5,425,861
Kopin Corp. *	19,600	59,976
Kulicke & Soffa Industries, Inc.	19,505	514,152
Lam Research Corp.	47,935	9,138,328
Lattice Semiconductor Corp. *	35,433	272,480
MACOM Technology Solutions Holdings, Inc. *	10,984	228,797
Marvell Technology Group Ltd.	171,191	3,648,080
Maxim Integrated Products, Inc.	81,101	4,958,515

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MaxLinear, Inc. *	20,732	358,871
Microchip Technology, Inc.	69,112	6,457,136
Micron Technology, Inc. *	339,485	17,921,413
MKS Instruments, Inc.	16,092	1,517,476
Monolithic Power Systems, Inc.	11,490	1,524,493
Nanometrics, Inc. *	7,752	291,940
NeoPhotonics Corp. *(a)	9,737	62,025
NVE Corp.	1,664	177,748
NVIDIA Corp.	177,479	43,457,508
ON Semiconductor Corp. *	123,109	2,714,553
PDF Solutions, Inc. *	9,699	101,840
Photronics, Inc. *	18,000	162,000
Power Integrations, Inc.	8,949	639,854
Qorvo, Inc. *	37,986	3,105,735
QUALCOMM, Inc.	433,896	27,808,395
Rambus, Inc. *	28,897	357,167
Rudolph Technologies, Inc. *	9,279	265,379
Semtech Corp. *	19,476	924,136
Sigma Designs, Inc. *	11,379	68,843
Silicon Laboratories, Inc. *	12,798	1,219,010
Skyworks Solutions, Inc.	53,617	5,071,096
SMART Global Holdings, Inc. *	1,578	48,176
SolarEdge Technologies, Inc. *	11,068	589,371
SunPower Corp. *(a)	15,500	112,530
Synaptics, Inc. *	9,360	469,030
Teradyne, Inc.	56,053	2,424,292
Texas Instruments, Inc.	285,844	31,820,154
Ultra Clean Holdings, Inc. *	13,767	184,753
Universal Display Corp.	12,200	1,174,860
Veeco Instruments, Inc. *	13,473	197,379
Versum Materials, Inc.	31,442	1,212,089
Xcerra Corp. *	12,951	184,422
Xilinx, Inc.	74,866	5,395,593
Xperi Corp.	13,448	223,909
		316,204,937

Software & Services 14.9%
2U, Inc. *	16,778	1,269,423
8x8, Inc. *	29,501	588,545
A10 Networks, Inc. *	15,072	101,887
Accenture plc, Class A	187,575	29,886,325
ACI Worldwide, Inc. *	34,408	889,103
Activision Blizzard, Inc.	223,622	16,418,327
Acxiom Corp. *	23,737	962,298
Adobe Systems, Inc. *	143,917	35,213,612
Agilysys, Inc. *	10,875	178,894
Akamai Technologies, Inc. *	49,034	3,690,299
Alarm.com Holdings, Inc. *	7,095	304,163
Alliance Data Systems Corp.	14,274	3,209,937
Alphabet, Inc., Class A *	87,168	106,974,313
Alphabet, Inc., Class C *	88,836	108,136,509
Altair Engineering, Inc., Class A *	9,060	318,006
Alteryx, Inc., Class A *	6,710	261,623
American Software, Inc., Class A	9,461	141,537
ANGI Homeservices, Inc., Class A *	14,595	229,287
ANSYS, Inc. *	24,244	4,094,327
Appfolio, Inc., Class A *	3,289	237,466
Appian Corp. *(a)	4,930	153,224
Apptio, Inc., Class A *	10,523	353,257
Aspen Technology, Inc. *	20,576	1,970,975
Autodesk, Inc. *	64,712	8,311,609
Automatic Data Processing, Inc.	128,356	17,326,776
Avaya Holdings Corp. *	31,213	642,364
Benefitfocus, Inc. *	6,772	203,837
Black Knight, Inc. *	39,991	2,065,535
Blackbaud, Inc.	15,208	1,517,910
Blackline, Inc. *	11,746	501,554
Booz Allen Hamilton Holding Corp.	41,758	1,973,901
Security	Number of Shares	Value ($)
Bottomline Technologies de, Inc. *	10,637	573,334
Box, Inc., Class A *	36,916	884,507
Brightcove, Inc. *	8,000	68,400
Broadridge Financial Solutions, Inc.	33,520	3,787,090
CA, Inc.	89,701	3,965,681
CACI International, Inc., Class A *	7,213	1,263,718
Cadence Design Systems, Inc. *	81,400	3,588,926
Carbon Black, Inc. *(a)	2,460	51,070
Carbonite, Inc. *	11,894	407,964
Cardtronics plc, Class A *	12,445	315,107
Care.com, Inc. *	4,500	81,090
Cargurus, Inc. *	3,542	153,546
Cars.com, Inc. *	21,798	618,409
Cass Information Systems, Inc.	3,141	211,546
CDK Global, Inc.	35,134	2,194,118
Ceridian HCM Holding, Inc. *	6,289	206,028
ChannelAdvisor Corp. *	6,900	95,910
Cision Ltd. *	21,216	319,937
Citrix Systems, Inc. *	36,386	4,001,368
Cloudera, Inc. *	26,700	357,513
Cognizant Technology Solutions Corp., Class A	171,340	13,964,210
CommVault Systems, Inc. *	12,491	810,666
Conduent, Inc. *	57,352	1,030,042
ConvergeOne Holdings, Inc.	7,369	70,006
Convergys Corp.	27,459	675,491
CoreLogic, Inc. *	23,819	1,159,985
Cornerstone OnDemand, Inc. *	15,855	783,237
Coupa Software, Inc. *	8,803	539,712
CSG Systems International, Inc.	10,871	442,124
Dell Technologies, Inc., Class V *	58,399	5,403,075
Digimarc Corp. *	3,542	106,614
DocuSign, Inc. *(a)	6,123	330,030
Dropbox, Inc., Class A *(a)	13,367	357,835
DXC Technology Co.	82,559	6,996,050
eBay, Inc. *	271,000	9,064,950
Ebix, Inc.	6,724	533,549
Edgewater Technology, Inc. *	767	3,927
eGain Corp. *	4,976	64,688
Electronic Arts, Inc. *	90,023	11,590,461
Ellie Mae, Inc. *	10,328	1,024,744
Endurance International Group Holdings, Inc. *	22,190	181,958
Envestnet, Inc. *	13,876	813,134
EPAM Systems, Inc. *	14,752	1,920,858
Etsy, Inc. *	31,957	1,305,763
Euronet Worldwide, Inc. *	14,988	1,377,997
Everbridge, Inc. *	4,999	224,855
Everi Holdings, Inc. *	19,772	145,324
EVERTEC, Inc.	18,404	428,813
ExlService Holdings, Inc. *	10,509	626,757
Facebook, Inc., Class A *	701,253	121,022,243
Fair Isaac Corp. *	8,802	1,773,251
Fidelity National Information Services, Inc.	95,968	9,897,180
FireEye, Inc. *	52,385	813,539
First Data Corp., Class A *	131,381	3,055,922
Fiserv, Inc. *	118,678	8,957,815
Five9, Inc. *	16,946	540,577
FleetCor Technologies, Inc. *	26,024	5,647,208
ForeScout Technologies, Inc. *	5,800	196,968
Fortinet, Inc. *	43,145	2,714,252
Gartner, Inc. *	26,226	3,551,787
Genpact Ltd.	45,585	1,384,872
Global Payments, Inc.	46,930	5,282,910
Glu Mobile, Inc. *	38,900	207,337
GoDaddy, Inc., Class A *	45,447	3,345,808
Gogo, Inc. *(a)	16,000	57,280
GrubHub, Inc. *	26,181	3,191,202
GTT Communications, Inc. *	10,486	466,103

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Guidewire Software, Inc. *	23,354	2,013,115
Hortonworks, Inc. *	20,366	354,776
HubSpot, Inc. *	10,280	1,275,748
IAC/InterActiveCorp *	22,583	3,325,347
Imperva, Inc. *	10,762	497,743
Information Services Group, Inc. *	16,112	66,059
Instructure, Inc. *	9,643	373,184
International Business Machines Corp.	249,234	36,121,484
Intuit, Inc.	70,980	14,496,955
j2 Global, Inc.	14,745	1,250,966
Jack Henry & Associates, Inc.	22,219	2,992,899
Leaf Group Ltd. *	5,920	69,264
Leidos Holdings, Inc.	40,914	2,799,336
Limelight Networks, Inc. *	37,860	168,856
LivePerson, Inc. *	15,471	358,927
LogMeIn, Inc.	15,349	1,244,036
Manhattan Associates, Inc. *	20,160	970,099
ManTech International Corp., Class A	8,531	510,580
MasterCard, Inc., Class A	267,519	52,968,762
Match Group, Inc. *(a)	18,172	656,373
MAXIMUS, Inc.	19,172	1,242,537
Microsoft Corp.	2,244,334	238,078,951
MicroStrategy, Inc., Class A *	3,164	411,795
MINDBODY, Inc., Class A *	8,064	301,190
Mitek Systems, Inc. *	10,165	85,894
MobileIron, Inc. *	15,000	70,500
Model N, Inc. *	7,661	142,878
MoneyGram International, Inc. *	9,037	59,102
MongoDB, Inc. *	7,623	412,481
Monotype Imaging Holdings, Inc.	17,086	352,826
New Relic, Inc. *	12,956	1,265,801
NIC, Inc.	18,419	302,072
Nuance Communications, Inc. *	77,685	1,147,407
Nutanix, Inc., Class A *	21,730	1,062,380
Okta, Inc. *	21,757	1,080,235
OneSpan, Inc. *	9,000	146,700
Oracle Corp.	870,966	41,527,659
Pandora Media, Inc. *	72,500	488,650
Paychex, Inc.	93,335	6,441,982
Paycom Software, Inc. *	13,937	1,480,806
Paylocity Holding Corp. *	8,887	515,446
PayPal Holdings, Inc. *	326,569	26,824,378
Pegasystems, Inc.	11,104	617,382
Perficient, Inc. *	10,300	271,096
Perspecta, Inc.	40,129	870,799
Pivotal Software, Inc., Class A *	10,541	241,916
Pluralsight, Inc., Class A *	5,847	135,709
Presidio, Inc. *	9,102	127,064
PRGX Global, Inc. *	11,000	99,550
Progress Software Corp.	16,046	590,332
Proofpoint, Inc. *	14,728	1,679,728
PROS Holdings, Inc. *	7,826	290,658
PTC, Inc. *	33,428	3,072,367
Q2 Holdings, Inc. *	10,596	626,753
QAD, Inc., Class A	3,753	186,899
Qualys, Inc. *	9,704	845,218
QuinStreet, Inc. *	10,517	139,455
Quotient Technology, Inc. *	21,178	312,376
Rapid7, Inc. *	11,579	322,012
RealPage, Inc. *	21,740	1,197,874
Red Hat, Inc. *	51,887	7,328,001
RingCentral, Inc., Class A *	20,750	1,530,313
Rosetta Stone, Inc. *	4,486	65,944
Sabre Corp.	72,799	1,792,311
SailPoint Technologies Holding, Inc. *	13,200	317,988
salesforce.com, Inc. *	206,326	28,297,611
Science Applications International Corp.	13,156	1,109,972
SendGrid, Inc. *	3,200	81,696
ServiceNow, Inc. *	51,980	9,146,401
Security	Number of Shares	Value ($)
ServiceSource International, Inc. *	26,733	93,566
Shutterstock, Inc. *	5,148	237,168
Smartsheet, Inc., Class A *	3,345	71,918
Snap, Inc., Class A *(a)	73,972	924,650
Splunk, Inc. *	43,303	4,161,418
SPS Commerce, Inc. *	5,412	464,295
Square, Inc., Class A *	85,010	5,495,897
SS&C Technologies Holdings, Inc.	57,852	3,070,206
Stamps.com, Inc. *	4,823	1,258,803
StarTek, Inc. *	3,900	29,952
Switch, Inc., Class A	9,655	125,708
Sykes Enterprises, Inc. *	12,854	381,250
Symantec Corp.	180,630	3,652,339
Synopsys, Inc. *	43,127	3,856,848
Syntel, Inc. *	10,835	439,793
Tableau Software, Inc., Class A *	19,984	2,059,751
Take-Two Interactive Software, Inc. *	33,592	3,796,568
TechTarget, Inc. *	5,500	156,310
Teradata Corp. *	34,562	1,323,379
The Hackett Group, Inc.	7,200	129,816
The Meet Group, Inc. *	20,844	84,627
The Trade Desk, Inc., Class A *	6,404	539,985
The Ultimate Software Group, Inc. *	8,481	2,348,304
The Western Union Co.	133,362	2,688,578
TiVo Corp.	38,279	465,090
Total System Services, Inc.	49,640	4,544,046
Travelport Worldwide Ltd.	38,062	719,372
TrueCar, Inc. *	21,107	234,710
TTEC Holdings, Inc.	4,849	155,895
Twilio, Inc., Class A *	21,089	1,220,842
Twitter, Inc. *	191,289	6,096,380
Tyler Technologies, Inc. *	10,272	2,311,097
Unisys Corp. *	18,200	233,870
Upland Software, Inc. *	4,500	140,940
Varonis Systems, Inc. *	7,190	429,782
Verint Systems, Inc. *	19,441	872,901
VeriSign, Inc. *	27,848	4,044,365
Virtusa Corp. *	8,862	468,179
Visa, Inc., Class A	520,919	71,230,464
VMware, Inc., Class A *	20,107	2,907,271
Web.com Group, Inc. *	14,122	355,168
WEX, Inc. *	11,578	2,197,736
Workday, Inc., Class A *	43,668	5,415,705
Workiva, Inc. *	8,050	203,263
Worldpay, Inc., Class A *	86,789	7,133,188
XO Group, Inc. *	8,056	227,018
Yelp, Inc. *	21,859	806,160
Yext, Inc. *	18,500	391,090
Zendesk, Inc. *	31,056	1,691,620
Zillow Group, Inc., Class A *	13,869	781,796
Zillow Group, Inc., Class C *	33,117	1,844,617
Zix Corp. *	17,000	90,780
Zscaler, Inc. *(a)	4,048	142,935
Zuora, Inc., Class A *(a)	3,163	77,588
Zynga, Inc., Class A *	231,458	877,226
		1,268,311,021

Technology Hardware & Equipment 5.6%
3D Systems Corp. *(a)	36,503	444,242
Acacia Communications, Inc. *	7,654	246,000
ADTRAN, Inc.	19,268	313,105
Amphenol Corp., Class A	87,846	8,214,479
Anixter International, Inc. *	8,709	634,886
Apple, Inc.	1,435,953	273,247,496
Applied Optoelectronics, Inc. *(a)	6,000	230,580
Arista Networks, Inc. *	13,832	3,537,257
ARRIS International plc *	50,235	1,268,936
Arrow Electronics, Inc. *	24,793	1,880,301

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Avnet, Inc.	34,118	1,496,074
AVX Corp.	19,251	400,036
Badger Meter, Inc.	8,931	465,752
Belden, Inc.	12,455	806,461
Benchmark Electronics, Inc.	13,708	331,734
CalAmp Corp. *	10,260	233,518
Calix, Inc. *	12,108	85,361
Casa Systems, Inc. *	2,000	30,460
CDW Corp.	44,566	3,747,555
Ciena Corp. *	43,840	1,113,536
Cisco Systems, Inc.	1,373,781	58,097,198
Cognex Corp.	52,971	2,795,809
Coherent, Inc. *	7,289	1,152,099
CommScope Holding Co., Inc. *	56,055	1,799,926
Comtech Telecommunications Corp.	6,802	228,547
Control4 Corp. *	5,383	136,890
Corning, Inc.	244,139	8,100,532
Cray, Inc. *	14,399	359,255
CTS Corp.	10,207	356,224
CUI Global, Inc. *	12,294	33,563
Daktronics, Inc.	14,170	121,720
Diebold Nixdorf, Inc.	20,377	231,279
Digi International, Inc. *	9,100	122,850
Dolby Laboratories, Inc., Class A	18,874	1,216,429
Eastman Kodak Co. *(a)	10,651	33,551
EchoStar Corp., Class A *	15,207	684,163
Electro Scientific Industries, Inc. *	9,900	178,497
Electronics For Imaging, Inc. *	15,455	527,325
ePlus, Inc. *	3,969	391,542
Extreme Networks, Inc. *	36,200	307,700
F5 Networks, Inc. *	18,110	3,103,692
Fabrinet *	11,108	434,545
FARO Technologies, Inc. *	4,650	302,715
Finisar Corp. *	34,402	579,674
Fitbit, Inc., Class A *	59,085	350,374
FLIR Systems, Inc.	41,150	2,411,390
Harmonic, Inc. *	28,370	130,502
Hewlett Packard Enterprise Co.	444,554	6,863,914
HP, Inc.	478,877	11,052,481
I.D. Systems, Inc. *	5,500	37,400
II-VI, Inc. *	15,457	605,914
Immersion Corp. *	10,166	142,731
Infinera Corp. *	49,462	411,524
Insight Enterprises, Inc. *	9,913	498,327
InterDigital, Inc.	10,223	842,886
IPG Photonics Corp. *	11,388	1,868,088
Itron, Inc. *	10,420	637,704
Jabil, Inc.	49,500	1,394,415
Juniper Networks, Inc.	100,582	2,649,330
KEMET Corp. *	15,604	405,548
Keysight Technologies, Inc. *	53,787	3,119,646
Kimball Electronics, Inc. *	11,150	226,903
Knowles Corp. *	30,607	531,338
Littelfuse, Inc.	7,649	1,658,456
Lumentum Holdings, Inc. *	17,830	931,617
Maxwell Technologies, Inc. *	14,267	65,486
Mesa Laboratories, Inc.	1,023	206,881
Methode Electronics, Inc.	11,479	450,551
Motorola Solutions, Inc.	47,157	5,720,144
MTS Systems Corp.	4,909	267,663
National Instruments Corp.	32,655	1,430,616
NCR Corp. *	34,751	970,248
NetApp, Inc.	79,069	6,129,429
NETGEAR, Inc. *	9,732	640,852
NetScout Systems, Inc. *	23,875	639,850
Novanta, Inc. *	9,852	614,272
Oclaro, Inc. *	53,376	451,561
OSI Systems, Inc. *	4,732	377,424
Palo Alto Networks, Inc. *	27,051	5,363,131
Security	Number of Shares	Value ($)
Park Electrochemical Corp.	6,594	145,793
PC Connection, Inc.	4,382	148,331
PC-Tel, Inc. *	8,900	55,091
Plantronics, Inc.	10,058	690,582
Plexus Corp. *	10,389	617,314
Pure Storage, Inc., Class A *	33,300	721,278
Quantenna Communications, Inc. *	5,500	87,615
Quantum Corp. *	15,625	26,563
Ribbon Communications, Inc. *	15,542	105,452
Rogers Corp. *	5,520	643,466
Sanmina Corp. *	22,139	644,245
ScanSource, Inc. *	7,330	302,363
Seagate Technology plc	84,233	4,432,340
Super Micro Computer, Inc. *	10,345	228,625
SYNNEX Corp.	8,712	840,447
TE Connectivity Ltd.	101,598	9,506,525
Tech Data Corp. *	10,057	838,854
TESSCO Technologies, Inc.	4,025	74,664
Trimble, Inc. *	72,786	2,569,346
TTM Technologies, Inc. *	28,872	501,218
Ubiquiti Networks, Inc. *(a)	6,097	503,490
USA Technologies, Inc. *	14,263	191,837
VeriFone Systems, Inc. *	32,937	754,257
ViaSat, Inc. *	15,920	1,119,813
Viavi Solutions, Inc. *	71,700	725,604
Vishay Intertechnology, Inc.	38,514	962,850
Vishay Precision Group, Inc. *	4,093	163,311
Western Digital Corp.	87,527	6,140,019
Xerox Corp.	65,784	1,708,410
Zebra Technologies Corp., Class A *	15,418	2,126,605
		477,698,398

Telecommunication Services 1.8%
AT&T, Inc.	2,120,821	67,802,647
ATN International, Inc.	3,250	207,610
Boingo Wireless, Inc. *	14,710	339,948
CenturyLink, Inc.	288,011	5,405,967
Cincinnati Bell, Inc. *	14,894	198,835
Cogent Communications Holdings, Inc.	12,036	625,270
Consolidated Communications Holdings, Inc.	23,577	300,371
Frontier Communications Corp. (a)	19,211	100,281
Globalstar, Inc. *	108,677	60,859
Iridium Communications, Inc. *	26,965	466,495
NII Holdings, Inc. *	28,127	174,387
Ooma, Inc. *	5,157	83,028
ORBCOMM, Inc. *	28,696	274,334
pdvWireless, Inc. *	2,756	82,404
Shenandoah Telecommunications Co.	13,220	436,260
Spok Holdings, Inc.	5,500	79,750
Sprint Corp. *	201,805	1,095,801
T-Mobile US, Inc. *	85,419	5,125,140
Telephone & Data Systems, Inc.	27,653	698,238
United States Cellular Corp. *	5,400	185,544
Verizon Communications, Inc.	1,205,006	62,226,510
Vonage Holdings Corp. *	65,275	836,173
Windstream Holdings, Inc. *(a)	10,608	37,340
Zayo Group Holdings, Inc. *	53,964	2,001,525
		148,844,717

Transportation 2.1%
Air Transport Services Group, Inc. *	12,727	286,739
Alaska Air Group, Inc.	36,033	2,263,953
Allegiant Travel Co.	4,000	494,400
AMERCO	2,038	768,489
American Airlines Group, Inc.	122,122	4,828,704
ArcBest Corp.	7,080	329,574

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Atlas Air Worldwide Holdings, Inc. *	7,665	513,938
Avis Budget Group, Inc. *	20,631	718,990
C.H. Robinson Worldwide, Inc.	40,834	3,766,120
Covenant Transportation Group, Inc., Class A *	3,000	86,940
CSX Corp.	255,879	18,085,528
Daseke, Inc. *	20,197	175,512
Delta Air Lines, Inc.	188,727	10,270,523
Echo Global Logistics, Inc. *	7,245	249,590
Expeditors International of Washington, Inc.	50,206	3,824,191
FedEx Corp.	71,562	17,594,949
Forward Air Corp.	9,608	613,951
Genco Shipping & Trading Ltd. *	3,574	53,074
Genesee & Wyoming, Inc., Class A *	16,875	1,451,250
Hawaiian Holdings, Inc.	15,015	602,102
Heartland Express, Inc.	16,083	308,633
Hertz Global Holdings, Inc. *	26,976	410,845
Hub Group, Inc., Class A *	10,614	492,490
JB Hunt Transport Services, Inc.	24,549	2,943,425
JetBlue Airways Corp. *	93,303	1,679,454
Kansas City Southern	30,812	3,582,511
Kirby Corp. *	15,434	1,287,967
Knight-Swift Transportation Holdings, Inc.	38,199	1,243,377
Landstar System, Inc.	11,937	1,326,798
Macquarie Infrastructure Corp.	25,561	1,160,725
Marten Transport Ltd.	11,035	241,115
Matson, Inc.	12,004	432,144
Norfolk Southern Corp.	82,641	13,966,329
Old Dominion Freight Line, Inc.	19,735	2,897,098
Radiant Logistics, Inc. *	10,193	40,670
Ryder System, Inc.	14,986	1,173,404
Saia, Inc. *	7,487	564,145
Schneider National, Inc., Class B	8,373	218,870
SkyWest, Inc.	15,802	946,540
Southwest Airlines Co.	155,099	9,020,558
Spirit Airlines, Inc. *	20,360	884,438
Union Pacific Corp.	226,310	33,921,606
United Continental Holdings, Inc. *	68,913	5,540,605
United Parcel Service, Inc., Class B	200,998	24,097,650
Universal Logistics Holdings, Inc.	3,300	110,550
USA Truck, Inc. *	2,951	64,391
Werner Enterprises, Inc.	13,355	497,474
XPO Logistics, Inc. *	28,983	2,890,185
YRC Worldwide, Inc. *	8,600	83,764
		179,006,278

Utilities 2.8%
AES Corp.	190,659	2,547,204
ALLETE, Inc.	15,875	1,230,789
Alliant Energy Corp.	66,919	2,875,509
Ameren Corp.	71,184	4,417,679
American Electric Power Co., Inc.	142,561	10,141,790
American States Water Co.	10,712	644,005
American Water Works Co., Inc.	51,586	4,552,465
Aqua America, Inc.	53,112	1,961,957
Artesian Resources Corp., Class A	4,000	147,560
Atmos Energy Corp.	31,090	2,856,238
Avangrid, Inc.	18,024	902,281
Avista Corp.	19,029	962,487
Black Hills Corp.	15,569	933,673
Cadiz, Inc. *(a)	6,356	85,170
California Water Service Group	15,402	633,022
CenterPoint Energy, Inc.	124,377	3,542,257
Chesapeake Utilities Corp.	5,602	469,728
CMS Energy Corp.	81,298	3,929,945
Connecticut Water Service, Inc.	3,873	249,499
Consolidated Edison, Inc.	90,311	7,128,247
Security	Number of Shares	Value ($)
Dominion Energy, Inc.	191,066	13,701,343
DTE Energy Co.	52,542	5,702,909
Duke Energy Corp.	203,359	16,598,162
Edison International	95,157	6,340,311
El Paso Electric Co.	12,777	796,007
Entergy Corp.	51,609	4,194,780
Evergy, Inc.	81,450	4,568,531
Eversource Energy	91,534	5,557,945
Exelon Corp.	279,932	11,897,110
FirstEnergy Corp.	131,956	4,675,201
Hawaiian Electric Industries, Inc.	33,618	1,182,345
IDACORP, Inc.	15,700	1,479,568
MDU Resources Group, Inc.	59,086	1,713,494
MGE Energy, Inc.	11,583	741,312
Middlesex Water Co.	7,055	312,466
National Fuel Gas Co.	24,680	1,325,316
New Jersey Resources Corp.	25,620	1,184,925
NextEra Energy, Inc.	136,791	22,917,964
NiSource, Inc.	98,991	2,591,584
Northwest Natural Gas Co.	10,413	678,407
NorthWestern Corp.	14,700	872,151
NRG Energy, Inc.	86,879	2,751,458
NRG Yield, Inc., Class A	8,300	153,384
NRG Yield, Inc., Class C	21,212	394,543
OGE Energy Corp.	56,574	2,050,242
ONE Gas, Inc.	15,994	1,232,178
Ormat Technologies, Inc.	11,369	616,768
Otter Tail Corp.	13,755	665,742
Pattern Energy Group, Inc., Class A	24,002	445,717
PG&E Corp.	150,858	6,498,963
Pinnacle West Capital Corp.	31,903	2,565,958
PNM Resources, Inc.	24,000	944,400
Portland General Electric Co.	26,720	1,212,019
PPL Corp.	208,811	6,007,492
Public Service Enterprise Group, Inc.	147,658	7,613,247
Pure Cycle Corp. *	8,000	86,800
SCANA Corp.	41,759	1,669,942
Sempra Energy	76,817	8,879,277
SJW Group.	4,895	316,609
South Jersey Industries, Inc.	24,836	842,685
Southwest Gas Holdings, Inc. *	13,999	1,094,722
Spire, Inc.	15,079	1,079,656
TerraForm Power, Inc., Class A	13,888	142,074
The Southern Co.	294,936	14,333,890
The York Water Co.	4,611	142,941
UGI Corp.	49,300	2,619,802
Unitil Corp.	4,900	249,459
Vectren Corp.	24,298	1,736,578
Vistra Energy Corp. *	108,324	2,448,122
WEC Energy Group, Inc.	92,317	6,127,079
Xcel Energy, Inc.	147,432	6,908,664
		241,073,747
Total Common Stock
(Cost $4,965,078,747)		8,460,651,656

Rights 0.0% of net assets

Media 0.0%
Media General, Inc. CVR *(c)	18,400	1,566

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(c)	31,000	87,730
FRD Acquisition Co. CVR *(c)	8,700	—
		87,730
Total Rights
(Cost $34,410)		89,296

Other Investment Company 0.3% of net assets

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.83% (d)	29,209,593	29,209,593
Total Other Investment Company
(Cost $29,209,593)		29,209,593
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Barclays Capital, Inc.
1.27%, 08/01/18 (e)	54,968,248	54,968,248
Total Short-Term Investment
(Cost $54,968,248)		54,968,248

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 09/21/18	53	4,431,860	(45,856)
S&P 500 Index, e-mini, expires 09/21/18	180	25,353,900	(2,090)
Net Unrealized Depreciation			(47,946)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,066,597.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	292,470	55,337	—	347,807	$1,735,027	$—	$88,752

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,473,328,063	$—	$—	$7,473,328,063
Pharmaceuticals, Biotechnology & Life Sciences	669,663,573	—	663,217	670,326,790
Real Estate	316,996,803	—	— *	316,996,803
Rights [1]
Media	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	87,730 *	87,730
Other Investment Company[1]	29,209,593	—	—	29,209,593
Short-Term Investment[1]	—	54,968,248	—	54,968,248
Liabilities
Futures Contracts[2]	(47,946)	—	—	(47,946)
Total	$8,489,150,086	$54,968,248	$752,513	$8,544,870,847
*	Level 3 amount shown includes securities determined to have no value at July 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted market price was available. There were no transfers between any other levels for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.6%
Aptiv plc	1,345	131,904
Gentex Corp.	1,069	24,801
Lear Corp.	38	6,845
Tesla, Inc. *	792	236,127
Thor Industries, Inc.	239	22,669
Visteon Corp. *	110	12,879
		435,225

Banks 0.2%
Comerica, Inc.	65	6,301
East West Bancorp, Inc.	62	4,014
Pinnacle Financial Partners, Inc.	193	12,062
Signature Bank	202	22,161
SVB Financial Group *	236	72,660
Synovus Financial Corp.	47	2,323
Texas Capital Bancshares, Inc. *	186	16,889
Western Alliance Bancorp *	340	19,285
		155,695

Capital Goods 8.5%
3M Co.	2,818	598,318
A.O. Smith Corp.	828	49,291
Air Lease Corp.	41	1,802
Allegion plc	457	37,264
Allison Transmission Holdings, Inc.	707	33,229
AMETEK, Inc.	261	20,306
Armstrong World Industries, Inc. *	266	18,061
BWX Technologies, Inc.	581	38,207
Caterpillar, Inc.	3,121	448,800
Cummins, Inc.	319	45,556
Curtiss-Wright Corp.	18	2,395
Deere & Co.	1,892	273,943
Donaldson Co., Inc.	696	33,199
Emerson Electric Co.	2,610	188,651
Fastenal Co.	1,681	95,699
Fortive Corp.	1,653	135,678
Fortune Brands Home & Security, Inc.	346	20,068
Gardner Denver Holdings, Inc. *	239	6,838
General Dynamics Corp.	682	136,236
Graco, Inc.	969	44,710
Harris Corp.	694	114,475
HD Supply Holdings, Inc. *	333	14,645
HEICO Corp.	231	17,641
HEICO Corp., Class A	441	28,555
Hexcel Corp.	102	7,039
Honeywell International, Inc.	2,710	432,651
Hubbell, Inc.	210	25,882
Huntington Ingalls Industries, Inc.	219	51,038
IDEX Corp.	423	64,964
Illinois Tool Works, Inc.	1,975	283,077
Ingersoll-Rand plc	778	76,641
Security	Number of Shares	Value ($)
Lennox International, Inc.	201	43,633
Lincoln Electric Holdings, Inc.	369	34,664
Lockheed Martin Corp.	1,325	432,082
Masco Corp.	1,240	50,009
MSC Industrial Direct Co., Inc., Class A	125	10,579
Nordson Corp.	320	42,915
Northrop Grumman Corp.	946	284,264
Parker-Hannifin Corp.	136	22,991
Quanta Services, Inc. *	240	8,177
Raytheon Co.	1,679	332,492
Rockwell Automation, Inc.	732	137,294
Rockwell Collins, Inc.	131	18,208
Roper Technologies, Inc.	112	33,813
Sensata Technologies Holding plc *	543	29,523
Spirit AeroSystems Holdings, Inc., Class A	655	61,079
Textron, Inc.	249	16,999
The Boeing Co.	3,213	1,144,792
The Middleby Corp. *	185	18,959
The Toro Co.	613	36,896
TransDigm Group, Inc.	283	106,278
United Rentals, Inc. *	487	72,466
Univar, Inc. *	92	2,529
W.W. Grainger, Inc.	266	92,185
WABCO Holdings, Inc. *	311	39,086
Wabtec Corp.	178	19,637
Watsco, Inc.	146	25,186
Welbilt, Inc. *	767	17,488
Xylem, Inc.	580	44,405
		6,523,488

Commercial & Professional Services 1.0%
Cintas Corp.	511	104,489
Copart, Inc. *	1,184	67,950
CoStar Group, Inc. *	208	86,497
Equifax, Inc.	186	23,343
KAR Auction Services, Inc.	735	43,696
Republic Services, Inc.	93	6,741
Robert Half International, Inc.	704	53,335
Rollins, Inc.	557	30,601
The Dun & Bradstreet Corp.	96	12,085
TransUnion	1,079	78,120
Verisk Analytics, Inc. *	938	103,761
Waste Management, Inc.	2,136	192,240
		802,858

Consumer Durables & Apparel 1.6%
Brunswick Corp.	45	2,893
Carter’s, Inc.	270	28,304
Columbia Sportswear Co.	21	1,827
D.R. Horton, Inc.	1,182	51,653
Hanesbrands, Inc.	2,114	47,058
Hasbro, Inc.	523	52,096
Lennar Corp., B Shares	67	2,894
Lennar Corp., Class A	874	45,684
lululemon Athletica, Inc. *	572	68,611

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mattel, Inc.	411	6,523
Michael Kors Holdings Ltd. *	452	30,162
NIKE, Inc., Class B	7,337	564,289
NVR, Inc. *	18	49,670
Polaris Industries, Inc.	343	36,159
PulteGroup, Inc.	496	14,131
Skechers U.S.A., Inc., Class A *	379	10,506
Tapestry, Inc.	337	15,879
Tempur Sealy International, Inc. *	272	13,293
Toll Brothers, Inc.	424	14,950
Under Armour, Inc., Class A *	801	15,996
Under Armour, Inc., Class C *	863	16,173
VF Corp.	1,453	133,778
		1,222,529

Consumer Services 2.2%
Bright Horizons Family Solutions, Inc. *	285	30,492
Chipotle Mexican Grill, Inc. *	142	61,580
Choice Hotels International, Inc.	203	15,753
Darden Restaurants, Inc.	360	38,498
Domino’s Pizza, Inc.	247	64,877
Dunkin’ Brands Group, Inc.	485	33,771
Extended Stay America, Inc.	684	14,562
Grand Canyon Education, Inc. *	278	32,395
H&R Block, Inc.	195	4,906
Hilton Grand Vacations, Inc. *	563	19,474
Hilton Worldwide Holdings, Inc.	1,630	128,216
International Game Technology plc	57	1,441
Las Vegas Sands Corp.	1,270	91,313
Marriott International, Inc., Class A	1,711	218,734
McDonald’s Corp.	891	140,368
MGM Resorts International	299	9,380
Service Corp. International	489	19,242
ServiceMaster Global Holdings, Inc. *	799	45,535
Six Flags Entertainment Corp.	406	26,370
Starbucks Corp.	7,857	411,628
The Wendy’s Co.	1,108	18,481
Vail Resorts, Inc.	234	64,788
Wyndham Destinations, Inc.	556	25,643
Wyndham Hotels & Resorts, Inc.	571	33,118
Wynn Resorts Ltd.	602	100,402
Yum China Holdings, Inc.	205	7,396
Yum! Brands, Inc.	544	43,134
		1,701,497

Diversified Financials 3.2%
American Express Co.	2,825	281,144
Ameriprise Financial, Inc.	135	19,666
Berkshire Hathaway, Inc., Class B *	1,429	282,756
Capital One Financial Corp.	217	20,468
Cboe Global Markets, Inc.	604	58,667
CME Group, Inc.	182	28,960
Credit Acceptance Corp. *	60	23,016
Discover Financial Services	930	66,411
E*TRADE Financial Corp. *	343	20,515
Eaton Vance Corp.	669	35,544
Evercore, Inc., Class A	237	26,781
FactSet Research Systems, Inc.	222	44,702
Interactive Brokers Group, Inc., Class A	364	21,789
Intercontinental Exchange, Inc.	1,727	127,643
Lazard Ltd., Class A	619	33,612
LPL Financial Holdings, Inc.	517	34,272
MarketAxess Holdings, Inc.	216	41,854
Moody’s Corp.	974	166,671
Morningstar, Inc.	110	14,520
MSCI, Inc.	515	85,588
Northern Trust Corp.	342	37,353
Security	Number of Shares	Value ($)
OneMain Holdings, Inc. *	41	1,363
Raymond James Financial, Inc.	221	20,241
S&P Global, Inc.	1,469	294,446
Santander Consumer USA Holdings, Inc.	81	1,558
SEI Investments Co.	778	46,633
State Street Corp.	140	12,363
Synchrony Financial	1,550	44,857
T. Rowe Price Group, Inc.	1,283	152,780
TD Ameritrade Holding Corp.	1,655	94,583
The Charles Schwab Corp. (a)	6,996	357,216
Virtu Financial, Inc., Class A	266	5,360
Voya Financial, Inc.	67	3,385
		2,506,717

Energy 1.0%
Anadarko Petroleum Corp.	1,007	73,662
Antero Resources Corp. *	759	15,590
Apache Corp.	142	6,532
Cabot Oil & Gas Corp.	1,911	44,908
Cheniere Energy, Inc. *	846	53,721
Cimarex Energy Co.	75	7,395
Concho Resources, Inc. *	147	21,440
Continental Resources, Inc. *	251	16,031
Diamondback Energy, Inc.	148	19,529
EOG Resources, Inc.	383	49,384
Halliburton Co.	5,104	216,512
Kosmos Energy Ltd. *	244	1,850
Newfield Exploration Co. *	431	12,378
ONEOK, Inc.	989	69,665
Parsley Energy, Inc., Class A *	1,052	33,064
Pioneer Natural Resources Co.	545	103,152
RPC, Inc.	111	1,643
		746,456

Food & Staples Retailing 1.0%
Costco Wholesale Corp.	2,555	558,804
Sprouts Farmers Market, Inc. *	756	16,246
Sysco Corp.	2,780	186,844
U.S. Foods Holding Corp. *	105	3,550
		765,444

Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	11,077	649,998
Brown-Forman Corp., Class A	312	16,620
Brown-Forman Corp., Class B	1,646	87,600
Campbell Soup Co.	726	29,693
Constellation Brands, Inc., Class A	917	192,781
General Mills, Inc.	163	7,508
Kellogg Co.	724	51,426
Keurig Dr Pepper, Inc.	1,055	25,331
McCormick & Co., Inc. — Non Voting Shares	38	4,467
Monster Beverage Corp. *	2,373	142,427
PepsiCo, Inc.	7,349	845,135
Post Holdings, Inc. *	220	19,043
The Coca-Cola Co.	17,366	809,777
The Hershey Co.	747	73,363
		2,955,169

Health Care Equipment & Services 5.9%
ABIOMED, Inc. *	246	87,214
Aetna, Inc.	677	127,540
Align Technology, Inc. *	463	165,129
AmerisourceBergen Corp.	937	76,675
athenahealth, Inc. *	233	35,115
Baxter International, Inc.	333	24,126

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Becton, Dickinson & Co.	142	35,553
Boston Scientific Corp. *	6,190	208,046
Cantel Medical Corp.	214	19,840
Centene Corp. *	1,049	136,716
Cerner Corp. *	827	51,340
Chemed Corp.	88	27,811
Cigna Corp.	548	98,322
DaVita, Inc. *	413	29,026
DexCom, Inc. *	510	48,516
Edwards Lifesciences Corp. *	1,226	174,644
Encompass Health Corp.	566	42,807
Envision Healthcare Corp. *	160	7,082
Express Scripts Holding Co. *	263	20,898
HCA Healthcare, Inc.	1,154	143,361
Henry Schein, Inc. *	142	11,276
Hill-Rom Holdings, Inc.	244	22,985
Humana, Inc.	763	239,719
ICU Medical, Inc. *	93	26,672
IDEXX Laboratories, Inc. *	501	122,710
Insulet Corp. *	346	28,773
Integra LifeSciences Holdings Corp. *	321	20,008
Intuitive Surgical, Inc. *	657	333,881
Laboratory Corp. of America Holdings *	38	6,663
Masimo Corp. *	267	26,545
McKesson Corp.	149	18,714
Molina Healthcare, Inc. *	306	31,852
Penumbra, Inc. *	182	25,889
Premier, Inc., Class A *	105	3,927
ResMed, Inc.	824	87,163
Stryker Corp.	1,996	325,847
Teleflex, Inc.	51	13,908
The Cooper Cos., Inc.	47	12,244
UnitedHealth Group, Inc.	5,591	1,415,753
Varian Medical Systems, Inc. *	534	61,650
Veeva Systems, Inc., Class A *	695	52,563
WellCare Health Plans, Inc. *	241	64,448
West Pharmaceutical Services, Inc.	105	11,513
		4,524,464

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	1,211	67,695
Colgate-Palmolive Co.	917	61,448
Energizer Holdings, Inc.	205	13,054
Herbalife Nutrition Ltd. *	112	5,783
Kimberly-Clark Corp.	1,774	201,988
Nu Skin Enterprises, Inc., Class A	94	6,848
Spectrum Brands Holdings, Inc. *	115	10,048
The Clorox Co.	660	89,212
The Estee Lauder Cos., Inc., Class A	1,275	172,048
		628,124

Insurance 0.9%
Alleghany Corp.	9	5,663
American International Group, Inc.	749	41,352
Aon plc	1,426	204,702
Arch Capital Group Ltd. *	391	11,949
Axis Capital Holdings Ltd.	48	2,715
Brown & Brown, Inc.	72	2,107
Erie Indemnity Co., Class A	108	13,418
Everest Re Group Ltd.	91	19,870
Markel Corp. *	7	8,190
Marsh & McLennan Cos., Inc.	1,392	116,037
RenaissanceRe Holdings Ltd.	24	3,164
The Progressive Corp.	3,388	203,314
Security	Number of Shares	Value ($)
The Travelers Cos., Inc.	305	39,693
XL Group Ltd.	535	30,083
		702,257

Materials 1.8%
Avery Dennison Corp.	513	58,831
Axalta Coating Systems Ltd. *	512	15,488
Berry Global Group, Inc. *	382	18,661
Celanese Corp., Series A	502	59,291
Crown Holdings, Inc. *	758	34,315
Eagle Materials, Inc.	245	24,341
Ecolab, Inc.	675	94,972
FMC Corp.	324	29,121
Graphic Packaging Holding Co.	285	4,141
International Flavors & Fragrances, Inc.	190	25,224
International Paper Co.	275	14,776
LyondellBasell Industries N.V., Class A	901	99,822
Martin Marietta Materials, Inc.	334	66,606
NewMarket Corp.	43	17,606
Packaging Corp. of America	550	62,095
Platform Specialty Products Corp. *	615	7,601
PPG Industries, Inc.	102	11,287
Praxair, Inc.	1,502	251,585
Royal Gold, Inc.	160	13,538
RPM International, Inc.	162	10,428
Sealed Air Corp.	505	22,255
Silgan Holdings, Inc.	185	5,089
Southern Copper Corp.	478	23,594
Steel Dynamics, Inc.	210	9,889
The Chemours Co.	1,030	47,184
The Scotts Miracle-Gro Co.	107	8,499
The Sherwin-Williams Co.	487	214,636
Vulcan Materials Co.	721	80,752
W.R. Grace & Co.	282	20,829
Westlake Chemical Corp.	195	20,908
		1,373,364

Media 1.6%
AMC Networks, Inc., Class A *	264	15,917
Cable One, Inc.	25	18,097
CBS Corp., Class B — Non Voting Shares	1,925	101,390
Charter Communications, Inc., Class A *	737	224,475
Lions Gate Entertainment Corp., Class A	26	620
Lions Gate Entertainment Corp., Class B	32	732
Live Nation Entertainment, Inc. *	797	39,276
Omnicom Group, Inc.	875	60,226
Sirius XM Holdings, Inc.	7,506	52,692
The Interpublic Group of Cos., Inc.	265	5,976
The Madison Square Garden Co., Class A *	12	3,746
The Walt Disney Co.	6,241	708,728
		1,231,875

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc.	9,289	856,725
Agios Pharmaceuticals, Inc. *	283	24,454
Alexion Pharmaceuticals, Inc. *	1,038	138,013
Alkermes plc *	891	39,070
Alnylam Pharmaceuticals, Inc. *	455	43,225
Amgen, Inc.	3,643	716,032
Bio-Techne Corp.	218	35,020
Biogen, Inc. *	1,168	390,544
BioMarin Pharmaceutical, Inc. *	1,036	104,180
Bluebird Bio, Inc. *	211	32,684
Bristol-Myers Squibb Co.	5,087	298,861
Bruker Corp.	221	7,160
Catalent, Inc. *	194	8,090

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Celgene Corp. *	4,228	380,901
Charles River Laboratories International, Inc. *	193	23,990
Eli Lilly & Co.	3,470	342,871
Exact Sciences Corp. *	707	41,324
Exelixis, Inc. *	1,709	35,376
Gilead Sciences, Inc.	5,639	438,883
Illumina, Inc. *	858	278,301
Incyte Corp. *	1,025	68,204
Ionis Pharmaceuticals, Inc. *	733	32,017
Jazz Pharmaceuticals plc *	318	55,039
Johnson & Johnson	2,827	374,634
Merck & Co., Inc.	1,054	69,427
Mettler-Toledo International, Inc. *	145	85,914
Nektar Therapeutics *	920	48,392
Neurocrine Biosciences, Inc. *	523	52,556
PRA Health Sciences, Inc. *	299	31,437
Regeneron Pharmaceuticals, Inc. *	466	171,493
Sage Therapeutics, Inc. *	262	37,812
Sarepta Therapeutics, Inc. *	364	42,311
Seattle Genetics, Inc. *	616	43,366
TESARO, Inc. *	248	8,638
Thermo Fisher Scientific, Inc.	140	32,834
Vertex Pharmaceuticals, Inc. *	1,491	261,000
Waters Corp. *	420	82,853
Zoetis, Inc.	2,830	244,738
		5,978,369

Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	42	5,353
American Tower Corp.	2,564	380,087
CBRE Group, Inc., Class A *	875	43,575
Colony Capital, Inc.	229	1,411
CoreSite Realty Corp.	194	21,747
Crown Castle International Corp.	1,825	202,265
Equinix, Inc.	463	203,387
Equity LifeStyle Properties, Inc.	499	45,404
Extra Space Storage, Inc.	622	58,449
Gaming & Leisure Properties, Inc.	430	15,618
Hudson Pacific Properties, Inc.	115	3,940
Lamar Advertising Co., Class A	445	32,765
Life Storage, Inc.	15	1,439
Omega Healthcare Investors, Inc.	85	2,524
Public Storage	868	189,076
SBA Communications Corp. *	665	105,236
Simon Property Group, Inc.	1,653	291,275
Taubman Centers, Inc.	338	20,973
The Howard Hughes Corp. *	96	13,013
		1,637,537

Retailing 11.7%
Advance Auto Parts, Inc.	124	17,513
Amazon.com, Inc. *	2,378	4,226,752
AutoZone, Inc. *	136	95,952
Best Buy Co., Inc.	363	27,236
Booking Holdings, Inc. *	281	570,070
Burlington Stores, Inc. *	392	59,902
CarMax, Inc. *	631	47,123
Dollar General Corp.	1,570	154,095
Dollar Tree, Inc. *	228	20,812
Expedia Group, Inc.	706	94,491
Floor & Decor Holdings, Inc., Class A *	215	10,266
L Brands, Inc.	273	8,646
LKQ Corp. *	294	9,855
Lowe’s Cos., Inc.	4,831	479,912
Netflix, Inc. *	2,437	822,366
Nordstrom, Inc.	688	36,058
O'Reilly Automotive, Inc. *	469	143,514
Security	Number of Shares	Value ($)
Pool Corp.	228	34,941
Ross Stores, Inc.	2,164	189,199
The Gap, Inc.	83	2,504
The Home Depot, Inc.	6,743	1,331,877
The Michaels Cos., Inc. *	147	3,000
The TJX Cos., Inc.	3,667	356,652
Tiffany & Co.	125	17,195
Tractor Supply Co.	713	55,643
TripAdvisor, Inc. *	607	35,200
Ulta Salon, Cosmetics & Fragrance, Inc. *	336	82,115
Urban Outfitters, Inc. *	430	19,092
Wayfair, Inc., Class A *	324	35,258
Williams-Sonoma, Inc.	107	6,258
		8,993,497

Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. *	5,306	97,259
Analog Devices, Inc.	344	33,072
Applied Materials, Inc.	6,139	298,540
Broadcom, Inc.	1,510	334,873
Cypress Semiconductor Corp.	1,404	25,005
KLA-Tencor Corp.	910	106,852
Lam Research Corp.	958	182,633
Marvell Technology Group Ltd.	852	18,156
Maxim Integrated Products, Inc.	1,626	99,414
Microchip Technology, Inc.	1,343	125,477
Micron Technology, Inc. *	5,299	279,734
MKS Instruments, Inc.	320	30,176
Monolithic Power Systems, Inc.	237	31,445
NVIDIA Corp.	3,405	833,748
NXP Semiconductors N.V. *	112	10,678
ON Semiconductor Corp. *	2,480	54,684
Skyworks Solutions, Inc.	749	70,840
Teradyne, Inc.	202	8,737
Texas Instruments, Inc.	5,732	638,086
Universal Display Corp.	246	23,690
Versum Materials, Inc.	618	23,824
Xilinx, Inc.	1,491	107,456
		3,434,379

Software & Services 28.5%
2U, Inc. *	318	24,060
Accenture plc, Class A	3,761	599,240
Activision Blizzard, Inc.	4,402	323,195
Adobe Systems, Inc. *	2,875	703,455
Akamai Technologies, Inc. *	907	68,261
Alliance Data Systems Corp.	283	63,641
Alphabet, Inc., Class A *	1,749	2,146,408
Alphabet, Inc., Class C *	1,780	2,166,723
ANSYS, Inc. *	483	81,569
Aspen Technology, Inc. *	396	37,933
Atlassian Corp. plc, Class A *	536	38,812
Autodesk, Inc. *	1,076	138,201
Automatic Data Processing, Inc.	2,576	347,734
Black Knight, Inc. *	836	43,179
Booz Allen Hamilton Holding Corp.	786	37,154
Broadridge Financial Solutions, Inc.	684	77,278
Cadence Design Systems, Inc. *	1,631	71,911
CDK Global, Inc.	769	48,024
Ceridian HCM Holding, Inc. *	127	4,161
Citrix Systems, Inc. *	787	86,546
Cognizant Technology Solutions Corp., Class A	3,076	250,694
CoreLogic, Inc. *	302	14,707
Dell Technologies, Inc., Class V *	95	8,789
DocuSign, Inc. *	156	8,408
eBay, Inc. *	1,171	39,170
Electronic Arts, Inc. *	1,760	226,600

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
EPAM Systems, Inc. *	294	38,282
Euronet Worldwide, Inc. *	151	13,883
Facebook, Inc., Class A *	13,910	2,400,588
Fair Isaac Corp. *	172	34,651
Fidelity National Information Services, Inc.	162	16,707
FireEye, Inc. *	767	11,911
First Data Corp., Class A *	2,812	65,407
Fiserv, Inc. *	2,391	180,473
FleetCor Technologies, Inc. *	519	112,623
Fortinet, Inc. *	811	51,020
Gartner, Inc. *	518	70,153
Genpact Ltd.	282	8,567
Global Payments, Inc.	926	104,240
GoDaddy, Inc., Class A *	866	63,755
GrubHub, Inc. *	530	64,602
Guidewire Software, Inc. *	460	39,652
IAC/InterActiveCorp *	436	64,201
International Business Machines Corp.	3,863	559,865
Intuit, Inc.	1,426	291,246
Jack Henry & Associates, Inc.	445	59,941
LogMeIn, Inc.	197	15,967
Manhattan Associates, Inc. *	396	19,056
MasterCard, Inc., Class A	5,374	1,064,052
Match Group, Inc. *	309	11,161
Microsoft Corp.	41,988	4,454,087
Nutanix, Inc., Class A *	625	30,556
Okta, Inc. *	491	24,378
Oracle Corp.	1,629	77,671
Paychex, Inc.	1,880	129,758
Paycom Software, Inc. *	293	31,131
PayPal Holdings, Inc. *	6,948	570,709
Pegasystems, Inc.	229	12,732
Proofpoint, Inc. *	294	33,531
PTC, Inc. *	671	61,672
RealPage, Inc. *	406	22,371
Red Hat, Inc. *	1,034	146,032
RingCentral, Inc., Class A *	379	27,951
Sabre Corp.	1,143	28,141
salesforce.com, Inc. *	4,126	565,881
ServiceNow, Inc. *	1,022	179,831
Splunk, Inc. *	841	80,820
Square, Inc., Class A *	1,673	108,159
SS&C Technologies Holdings, Inc.	1,129	59,916
Switch, Inc., Class A	290	3,776
Synopsys, Inc. *	75	6,707
Tableau Software, Inc., Class A *	390	40,197
Take-Two Interactive Software, Inc. *	392	44,304
Teradata Corp. *	489	18,724
The Ultimate Software Group, Inc. *	175	48,456
The Western Union Co.	743	14,979
Total System Services, Inc.	1,053	96,392
Twilio, Inc., Class A *	412	23,851
Twitter, Inc. *	4,135	131,782
Tyler Technologies, Inc. *	221	49,723
VeriSign, Inc. *	612	88,881
Visa, Inc., Class A	10,459	1,430,164
VMware, Inc., Class A *	405	58,559
WEX, Inc. *	242	45,936
Workday, Inc., Class A *	850	105,417
Worldpay, Inc., Class A *	155	12,739
Zendesk, Inc. *	600	32,682
Zillow Group, Inc., Class A *	243	13,698
Zillow Group, Inc., Class C *	482	26,847
		21,956,997

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 8.2%
Amphenol Corp., Class A	1,727	161,492
Apple, Inc.	28,776	5,475,785
Arista Networks, Inc. *	330	84,391
CDW Corp.	866	72,822
Cognex Corp.	951	50,194
Coherent, Inc. *	103	16,280
F5 Networks, Inc. *	358	61,354
FLIR Systems, Inc.	66	3,868
IPG Photonics Corp. *	211	34,612
Littelfuse, Inc.	114	24,718
Motorola Solutions, Inc.	111	13,464
National Instruments Corp.	510	22,343
NCR Corp. *	560	15,635
NetApp, Inc.	1,572	121,862
Palo Alto Networks, Inc. *	517	102,500
Pure Storage, Inc., Class A *	986	21,357
Ubiquiti Networks, Inc. *	121	9,992
Zebra Technologies Corp., Class A *	311	42,896
		6,335,565

Telecommunication Services 0.1%
T-Mobile US, Inc. *	1,172	70,320
Zayo Group Holdings, Inc. *	1,145	42,468
		112,788

Transportation 2.8%
C.H. Robinson Worldwide, Inc.	807	74,430
CSX Corp.	2,284	161,433
Delta Air Lines, Inc.	949	51,644
Expeditors International of Washington, Inc.	1,012	77,084
FedEx Corp.	1,447	355,774
Genesee & Wyoming, Inc., Class A *	81	6,966
JB Hunt Transport Services, Inc.	511	61,269
Landstar System, Inc.	239	26,565
Old Dominion Freight Line, Inc.	382	56,078
Schneider National, Inc., Class B	49	1,281
Southwest Airlines Co.	2,208	128,417
Union Pacific Corp.	4,143	620,994
United Parcel Service, Inc., Class B	4,040	484,356
XPO Logistics, Inc. *	696	69,405
		2,175,696
Total Common Stock
(Cost $72,580,545)		76,899,990

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83% (b)	91,912	91,912
Total Other Investment Company
(Cost $91,912)		91,912

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 09/21/18	3	222,585	(401)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the 7-day yield.
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2018:
	Balance of Shares Held at 12/20/17(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	—	6,996	—	6,996	($20,023)	$—	$650
(a)	Commencement of operations.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$76,899,990	$—	$—	$76,899,990
Other Investment Company[1]	91,912	—	—	91,912
Liabilities
Futures Contracts[2]	(401)	—	—	(401)
Total	$76,991,501	$—	$—	$76,991,501
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Value Index Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.0%
Adient plc	430	20,481
Aptiv plc	164	16,083
BorgWarner, Inc.	961	44,225
Ford Motor Co.	18,068	181,403
General Motors Co.	6,062	229,810
Gentex Corp.	399	9,257
Harley-Davidson, Inc.	765	32,811
Lear Corp.	275	49,536
The Goodyear Tire & Rubber Co.	1,112	26,922
Thor Industries, Inc.	38	3,604
Visteon Corp. *	58	6,791
		620,923

Banks 12.1%
Associated Banc-Corp.	755	20,385
Bank of America Corp.	43,774	1,351,741
Bank of Hawaii Corp.	194	15,615
Bank OZK	551	22,536
BankUnited, Inc.	464	18,031
BB&T Corp.	3,606	183,221
BOK Financial Corp.	110	10,706
CIT Group, Inc.	605	32,023
Citigroup, Inc.	11,815	849,380
Citizens Financial Group, Inc.	2,228	88,630
Comerica, Inc.	751	72,802
Commerce Bancshares, Inc.	426	28,457
Cullen/Frost Bankers, Inc.	268	29,611
East West Bancorp, Inc.	612	39,621
F.N.B. Corp.	1,552	19,912
Fifth Third Bancorp	3,172	93,860
First Citizens BancShares, Inc., Class A	38	15,459
First Hawaiian, Inc.	308	8,704
First Horizon National Corp.	1,502	26,871
First Republic Bank	747	73,848
Huntington Bancshares, Inc.	5,092	78,621
JPMorgan Chase & Co.	15,692	1,803,795
KeyCorp	4,890	102,054
M&T Bank Corp.	671	116,318
New York Community Bancorp, Inc.	2,285	24,609
PacWest Bancorp	587	29,479
People’s United Financial, Inc.	1,649	30,061
Pinnacle Financial Partners, Inc.	191	11,938
Popular, Inc.	469	23,276
Prosperity Bancshares, Inc.	295	20,694
Regions Financial Corp.	5,157	95,972
Signature Bank	90	9,874
Sterling Bancorp	1,043	23,155
SunTrust Banks, Inc.	2,150	154,951
SVB Financial Group *	57	17,549
Synovus Financial Corp.	485	23,969
TCF Financial Corp.	754	18,933
Texas Capital Bancshares, Inc. *	77	6,992
Security	Number of Shares	Value ($)
TFS Financial Corp.	301	4,581
The PNC Financial Services Group, Inc.	2,173	314,716
U.S. Bancorp	7,122	377,537
Umpqua Holdings Corp.	993	21,151
Webster Financial Corp.	408	26,328
Wells Fargo & Co.	20,341	1,165,336
Western Alliance Bancorp *	199	11,287
Wintrust Financial Corp.	262	22,985
Zions Bancorp	900	46,530
		7,584,104

Capital Goods 5.9%
3M Co.	439	93,208
Acuity Brands, Inc.	187	25,999
AECOM *	717	24,062
AGCO Corp.	310	19,536
Air Lease Corp.	404	17,760
Allegion plc	71	5,789
AMETEK, Inc.	849	66,052
Arconic, Inc.	1,994	43,250
Carlisle Cos., Inc.	274	33,658
Caterpillar, Inc.	217	31,205
Colfax Corp. *	409	13,211
Crane Co.	228	20,650
Cummins, Inc.	449	64,122
Curtiss-Wright Corp.	188	25,010
Donaldson Co., Inc.	45	2,146
Dover Corp.	709	58,833
Eaton Corp. plc	2,024	168,336
Emerson Electric Co.	839	60,643
Flowserve Corp.	612	27,130
Fluor Corp.	655	33,569
Fortive Corp.	130	10,670
Fortune Brands Home & Security, Inc.	404	23,432
Gardner Denver Holdings, Inc. *	314	8,984
Gates Industrial Corp. plc *	191	2,974
General Dynamics Corp.	658	131,442
General Electric Co.	39,917	544,069
GrafTech International Ltd.	165	3,498
HD Supply Holdings, Inc. *	601	26,432
Hexcel Corp.	327	22,566
Honeywell International, Inc.	1,309	208,982
Hubbell, Inc.	79	9,737
Huntington Ingalls Industries, Inc.	27	6,292
IDEX Corp.	20	3,072
Ingersoll-Rand plc	533	52,506
ITT, Inc.	395	22,385
Jacobs Engineering Group, Inc.	584	39,496
Johnson Controls International plc	4,264	159,943
L3 Technologies, Inc.	363	77,842
Lennox International, Inc.	10	2,171
Lockheed Martin Corp.	100	32,610
Masco Corp.	445	17,947
MSC Industrial Direct Co., Inc., Class A	111	9,394
Nordson Corp.	16	2,146
nVent Electric plc *	764	20,934

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Oshkosh Corp.	345	25,961
Owens Corning	508	31,608
PACCAR, Inc.	1,581	103,903
Parker-Hannifin Corp.	503	85,032
Pentair plc	740	33,041
Quanta Services, Inc. *	493	16,796
Regal Beloit Corp.	211	18,135
Rockwell Collins, Inc.	661	91,872
Roper Technologies, Inc.	380	114,722
Sensata Technologies Holding plc *	361	19,628
Snap-on, Inc.	261	44,263
Stanley Black & Decker, Inc.	713	106,572
Teledyne Technologies, Inc. *	162	35,546
Terex Corp.	304	13,412
Textron, Inc.	982	67,041
The Middleby Corp. *	108	11,068
The Timken Co.	322	15,858
Trinity Industries, Inc.	680	25,908
United Technologies Corp.	3,469	470,882
Univar, Inc. *	467	12,838
USG Corp. *	382	16,510
Valmont Industries, Inc.	103	14,384
Wabtec Corp.	254	28,021
Watsco, Inc.	32	5,520
WESCO International, Inc. *	224	13,664
Xylem, Inc.	366	28,021
		3,723,899

Commercial & Professional Services 0.6%
ADT, Inc.	466	4,199
Clean Harbors, Inc. *	227	12,923
Equifax, Inc.	408	51,204
IHS Markit Ltd. *	1,798	95,348
KAR Auction Services, Inc.	33	1,962
ManpowerGroup, Inc.	304	28,351
Nielsen Holdings plc	1,664	39,204
Republic Services, Inc.	951	68,928
Stericycle, Inc. *	387	27,036
The Dun & Bradstreet Corp.	95	11,959
Waste Management, Inc.	307	27,630
		368,744

Consumer Durables & Apparel 0.9%
Brunswick Corp.	358	23,020
Columbia Sportswear Co.	132	11,481
D.R. Horton, Inc.	659	28,798
Garmin Ltd.	522	32,599
Hasbro, Inc.	110	10,957
Leggett & Platt, Inc.	626	27,275
Lennar Corp., B Shares	60	2,592
Lennar Corp., Class A	589	30,787
Mattel, Inc.	1,251	19,853
Michael Kors Holdings Ltd. *	307	20,486
Mohawk Industries, Inc. *	286	53,871
Newell Brands, Inc.	2,084	54,580
PulteGroup, Inc.	825	23,504
PVH Corp.	354	54,346
Ralph Lauren Corp.	251	33,880
Skechers U.S.A., Inc., Class A *	328	9,092
Tapestry, Inc.	1,074	50,607
Toll Brothers, Inc.	313	11,037
Under Armour, Inc., Class A *	178	3,555
Under Armour, Inc., Class C *	227	4,254
VF Corp.	345	31,764
Whirlpool Corp.	321	42,083
		580,421

Security	Number of Shares	Value ($)
Consumer Services 1.9%
Aramark	1,135	45,638
Bright Horizons Family Solutions, Inc. *	50	5,350
Caesars Entertainment Corp. *	2,708	30,600
Carnival Corp.	1,880	111,371
Darden Restaurants, Inc.	282	30,157
Extended Stay America, Inc.	340	7,239
Graham Holdings Co., Class B	19	10,621
H&R Block, Inc.	800	20,128
Hyatt Hotels Corp., Class A	206	16,115
International Game Technology plc	465	11,755
Las Vegas Sands Corp.	647	46,519
McDonald’s Corp.	2,935	462,380
MGM Resorts International	2,174	68,198
Norwegian Cruise Line Holdings Ltd. *	938	46,928
Royal Caribbean Cruises Ltd.	777	87,615
Service Corp. International	442	17,393
Yum China Holdings, Inc.	1,574	56,790
Yum! Brands, Inc.	1,058	83,889
		1,158,686

Diversified Financials 7.2%
Affiliated Managers Group, Inc.	248	39,683
AGNC Investment Corp.	1,955	38,064
Ally Financial, Inc.	1,967	52,637
American Express Co.	1,045	103,998
Ameriprise Financial, Inc.	563	82,012
Annaly Capital Management, Inc.	5,374	57,609
AXA Equitable Holdings, Inc. *	629	13,832
Berkshire Hathaway, Inc., Class B *	7,842	1,551,697
BGC Partners, Inc., Class A	1,240	13,318
BlackRock, Inc.	570	286,573
Capital One Financial Corp.	2,069	195,148
Cboe Global Markets, Inc.	46	4,468
Chimera Investment Corp.	828	15,815
CME Group, Inc.	1,431	227,701
Credit Acceptance Corp. *	3	1,151
Discover Financial Services	878	62,698
E*TRADE Financial Corp. *	948	56,700
Franklin Resources, Inc.	1,487	51,034
Interactive Brokers Group, Inc., Class A	29	1,736
Intercontinental Exchange, Inc.	1,274	94,161
Invesco Ltd.	1,853	50,012
Jefferies Financial Group, Inc.	1,425	34,556
Lazard Ltd., Class A	47	2,552
Legg Mason, Inc.	392	13,379
MFA Financial, Inc.	1,767	14,224
Morgan Stanley	5,778	292,136
Nasdaq, Inc.	545	49,813
Navient Corp.	1,202	15,878
New Residential Investment Corp.	1,567	28,034
Northern Trust Corp.	694	75,799
OneMain Holdings, Inc. *	333	11,072
Raymond James Financial, Inc.	424	38,834
Santander Consumer USA Holdings, Inc.	513	9,870
SLM Corp. *	2,036	22,986
Starwood Property Trust, Inc.	1,174	26,814
State Street Corp.	1,575	139,088
Synchrony Financial	2,269	65,665
T. Rowe Price Group, Inc.	74	8,812
The Bank of New York Mellon Corp.	4,327	231,365
The Goldman Sachs Group, Inc.	1,639	389,148
Two Harbors Investment Corp.	1,132	17,546
Voya Financial, Inc.	716	36,172
		4,523,790

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 10.8%
Anadarko Petroleum Corp.	1,586	116,016
Andeavor	653	97,989
Antero Resources Corp. *	562	11,544
Apache Corp.	1,661	76,406
Apergy Corp. *	359	14,719
Baker Hughes, a GE Co.	1,914	66,186
Cabot Oil & Gas Corp.	526	12,361
Centennial Resource Development, Inc., Class A *	820	14,727
Cheniere Energy, Inc. *	300	19,050
Chesapeake Energy Corp. *	4,152	19,598
Chevron Corp.	8,820	1,113,701
Cimarex Energy Co.	376	37,074
CNX Resources Corp. *	993	16,166
Concho Resources, Inc. *	785	114,492
ConocoPhillips	5,420	391,161
Continental Resources, Inc. *	202	12,902
Devon Energy Corp.	2,424	109,104
Diamondback Energy, Inc.	332	43,807
Energen Corp. *	405	30,043
EOG Resources, Inc.	2,373	305,975
EQT Corp.	1,217	60,461
Extraction Oil & Gas, Inc. *	539	8,150
Exxon Mobil Corp.	19,619	1,599,145
Helmerich & Payne, Inc.	488	29,939
Hess Corp.	1,229	80,659
HollyFrontier Corp.	749	55,860
Kinder Morgan, Inc.	8,786	156,215
Kosmos Energy Ltd. *	1,007	7,633
Marathon Oil Corp.	3,926	82,917
Marathon Petroleum Corp.	2,120	171,360
Murphy Oil Corp.	756	25,145
Nabors Industries Ltd.	1,579	9,442
National Oilwell Varco, Inc.	1,772	86,155
Newfield Exploration Co. *	593	17,031
Noble Energy, Inc.	2,204	79,542
Occidental Petroleum Corp.	3,546	297,616
ONEOK, Inc.	1,116	78,611
Parsley Energy, Inc., Class A *	385	12,101
Patterson-UTI Energy, Inc.	1,042	17,922
PBF Energy, Inc., Class A	522	24,377
Phillips 66	1,945	239,896
Pioneer Natural Resources Co.	351	66,434
QEP Resources, Inc. *	1,130	11,741
Range Resources Corp.	938	14,473
RPC, Inc.	157	2,324
Schlumberger Ltd.	6,413	433,006
SM Energy Co.	504	13,865
Targa Resources Corp.	990	50,559
The Williams Cos., Inc.	3,835	114,091
Transocean Ltd. *	1,979	25,470
Valero Energy Corp.	1,992	235,753
Weatherford International plc *	4,759	16,133
Whiting Petroleum Corp. *	409	20,307
WPX Energy, Inc. *	1,829	34,330
		6,801,684

Food & Staples Retailing 1.6%
Casey’s General Stores, Inc.	168	18,376
The Kroger Co.	3,923	113,767
U.S. Foods Holding Corp. *	935	31,613
Walgreens Boots Alliance, Inc.	3,921	265,138
Walmart, Inc.	6,610	589,810
		1,018,704

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.6%
Archer-Daniels-Midland Co.	2,577	124,366
Bunge Ltd.	650	44,935
Campbell Soup Co.	246	10,061
ConAgra Brands, Inc.	1,738	63,802
Flowers Foods, Inc.	837	17,075
General Mills, Inc.	2,607	120,078
Hormel Foods Corp.	1,243	44,711
Ingredion, Inc.	334	33,834
Kellogg Co.	577	40,984
Lamb Weston Holdings, Inc.	687	48,276
McCormick & Co., Inc. — Non Voting Shares	525	61,709
Molson Coors Brewing Co., Class B	805	53,935
Mondelez International, Inc., Class A	6,713	291,210
PepsiCo, Inc.	742	85,330
Philip Morris International, Inc.	7,194	620,842
Pilgrim’s Pride Corp. *	232	4,134
Pinnacle Foods, Inc.	550	36,531
Post Holdings, Inc. *	124	10,733
Seaboard Corp.	1	3,638
The Coca-Cola Co.	3,973	185,261
The Hain Celestial Group, Inc. *	425	12,087
The Hershey Co.	59	5,794
The JM Smucker Co.	508	56,449
The Kraft Heinz Co.	2,794	168,339
TreeHouse Foods, Inc. *	241	11,445
Tyson Foods, Inc., Class A	1,350	77,828
		2,233,387

Health Care Equipment & Services 6.3%
Abbott Laboratories	7,924	519,339
Acadia Healthcare Co., Inc. *	417	16,463
Aetna, Inc.	946	178,217
Anthem, Inc.	1,183	299,299
Baxter International, Inc.	2,058	149,102
Becton, Dickinson & Co.	1,115	279,163
Boston Scientific Corp. *	1,472	49,474
Cardinal Health, Inc.	1,427	71,279
Centene Corp. *	115	14,988
Cerner Corp. *	810	50,285
Cigna Corp.	659	118,238
CVS Health Corp.	4,707	305,296
Danaher Corp.	2,862	293,584
DaVita, Inc. *	306	21,506
DENTSPLY SIRONA, Inc.	1,040	50,034
Envision Healthcare Corp. *	455	20,138
Express Scripts Holding Co. *	2,387	189,671
HCA Healthcare, Inc.	365	45,344
Henry Schein, Inc. *	606	48,122
Hill-Rom Holdings, Inc.	101	9,514
Hologic, Inc. *	1,253	53,766
Humana, Inc.	31	9,740
Integra LifeSciences Holdings Corp. *	71	4,425
Laboratory Corp. of America Holdings *	441	77,325
McKesson Corp.	833	104,625
MEDNAX, Inc. *	433	18,528
Medtronic plc	6,267	565,471
Molina Healthcare, Inc. *	41	4,268
Premier, Inc., Class A *	158	5,909
Quest Diagnostics, Inc.	623	67,110
STERIS plc	382	43,728
Teleflex, Inc.	171	46,633
The Cooper Cos., Inc.	189	49,234
Universal Health Services, Inc., Class B	387	47,253
WellCare Health Plans, Inc. *	16	4,279

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	257	28,180
Zimmer Biomet Holdings, Inc.	944	118,491
		3,978,021

Household & Personal Products 2.0%
Church & Dwight Co., Inc.	181	10,118
Colgate-Palmolive Co.	3,201	214,499
Coty, Inc., Class A	2,137	28,657
Energizer Holdings, Inc.	132	8,406
Herbalife Nutrition Ltd. *	434	22,407
Kimberly-Clark Corp.	203	23,114
Nu Skin Enterprises, Inc., Class A	172	12,530
Spectrum Brands Holdings, Inc. *	116	10,135
The Clorox Co.	85	11,489
The Procter & Gamble Co.	11,650	942,252
		1,283,607

Insurance 4.3%
Aflac, Inc.	3,547	165,077
Alleghany Corp.	60	37,756
American Financial Group, Inc.	329	37,075
American International Group, Inc.	3,564	196,768
American National Insurance Co.	29	3,741
Arch Capital Group Ltd. *	1,498	45,779
Arthur J. Gallagher & Co.	840	59,934
Aspen Insurance Holdings Ltd.	260	10,517
Assurant, Inc.	242	26,693
Assured Guaranty Ltd.	525	20,433
Athene Holding Ltd., Class A *	728	33,393
Axis Capital Holdings Ltd.	347	19,626
Brighthouse Financial, Inc. *	546	23,713
Brown & Brown, Inc.	1,002	29,319
Chubb Ltd.	2,147	299,979
Cincinnati Financial Corp.	706	53,395
CNA Financial Corp.	130	6,081
Erie Indemnity Co., Class A	27	3,354
Everest Re Group Ltd.	114	24,892
Fidelity National Financial, Inc.	1,206	48,843
First American Financial Corp.	500	28,000
Lincoln National Corp.	1,005	68,440
Loews Corp.	1,309	66,471
Markel Corp. *	57	66,690
Marsh & McLennan Cos., Inc.	1,258	104,867
Mercury General Corp.	123	6,326
MetLife, Inc.	3,998	182,869
Old Republic International Corp.	1,338	28,513
Principal Financial Group, Inc.	1,309	76,027
Prudential Financial, Inc.	1,945	196,270
Reinsurance Group of America, Inc.	296	41,884
RenaissanceRe Holdings Ltd.	169	22,283
The Allstate Corp.	1,629	154,950
The Hanover Insurance Group, Inc.	199	24,959
The Hartford Financial Services Group, Inc.	1,649	86,902
The Travelers Cos., Inc.	1,009	131,311
Torchmark Corp.	483	42,538
Unum Group	956	37,982
W. R. Berkley Corp.	441	33,432
White Mountains Insurance Group Ltd.	14	12,782
Willis Towers Watson plc	612	97,565
XL Group Ltd.	743	41,779
		2,699,208

Materials 4.1%
Air Products & Chemicals, Inc.	1,011	165,976
Albemarle Corp.	510	48,042
Alcoa Corp. *	870	37,645
Security	Number of Shares	Value ($)
AptarGroup, Inc.	289	29,602
Ardagh Group S.A.	47	746
Ashland Global Holdings, Inc.	286	23,483
Axalta Coating Systems Ltd. *	613	18,543
Ball Corp.	1,583	61,690
Bemis Co., Inc.	412	18,915
Berry Global Group, Inc. *	307	14,997
Cabot Corp.	291	19,235
Celanese Corp., Series A	231	27,283
CF Industries Holdings, Inc.	1,085	48,196
Domtar Corp.	293	14,128
DowDuPont, Inc.	10,751	739,346
Eagle Materials, Inc.	37	3,676
Eastman Chemical Co.	654	67,768
Ecolab, Inc.	646	90,892
FMC Corp.	363	32,626
Freeport-McMoRan, Inc.	6,672	110,088
Graphic Packaging Holding Co.	1,193	17,334
Huntsman Corp.	995	33,362
International Flavors & Fragrances, Inc.	210	27,880
International Paper Co.	1,692	90,911
LyondellBasell Industries N.V., Class A	776	85,973
Martin Marietta Materials, Inc.	24	4,786
NewMarket Corp.	4	1,638
Newmont Mining Corp.	2,467	90,490
Nucor Corp.	1,472	98,521
Olin Corp.	766	22,605
Owens-Illinois, Inc. *	782	14,608
Platform Specialty Products Corp. *	490	6,056
PPG Industries, Inc.	1,074	118,849
Praxair, Inc.	138	23,115
Reliance Steel & Aluminum Co.	325	29,315
Royal Gold, Inc.	181	15,314
RPM International, Inc.	490	31,541
Sealed Air Corp.	326	14,367
Silgan Holdings, Inc.	221	6,080
Sonoco Products Co.	463	25,845
Steel Dynamics, Inc.	888	41,816
The Mosaic Co.	1,635	49,230
The Scotts Miracle-Gro Co.	89	7,069
United States Steel Corp.	807	29,399
Valvoline, Inc.	918	20,738
Vulcan Materials Co.	36	4,032
W.R. Grace & Co.	74	5,466
Westlake Chemical Corp.	14	1,501
WestRock Co.	1,184	68,648
		2,559,366

Media 3.0%
Charter Communications, Inc., Class A *	245	74,622
Cinemark Holdings, Inc.	514	18,463
Comcast Corp., Class A	21,157	756,997
Discovery, Inc., Class A *	732	19,457
Discovery, Inc., Class C *	1,578	38,740
DISH Network Corp., Class A *	1,018	32,128
GCI Liberty, Inc., Class A *	470	22,612
John Wiley & Sons, Inc., Class A	215	13,577
Liberty Broadband Corp., Class A *	108	8,569
Liberty Broadband Corp., Class C *	495	39,338
Liberty Media Corp. — Liberty Formula One, Class A *	105	3,519
Liberty Media Corp. — Liberty Formula One, Class C *	907	31,972
Liberty Media Corp. — Liberty SiriusXM, Class A *	399	18,809
Liberty Media Corp. — Liberty SiriusXM, Class C *	777	36,698
Lions Gate Entertainment Corp., Class A	163	3,887

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lions Gate Entertainment Corp., Class B	435	9,948
News Corp., Class A	1,736	26,161
News Corp., Class B	568	8,690
Omnicom Group, Inc.	352	24,228
The Interpublic Group of Cos., Inc.	1,578	35,584
The Madison Square Garden Co., Class A *	77	24,038
The Walt Disney Co.	1,961	222,691
Tribune Media Co., Class A	395	13,371
Twenty-First Century Fox, Inc., Class A	4,819	216,855
Twenty-First Century Fox, Inc., Class B	2,274	101,011
Viacom, Inc., Class A	62	2,133
Viacom, Inc., Class B	1,621	47,090
		1,851,188

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
Agilent Technologies, Inc.	1,495	98,730
Agios Pharmaceuticals, Inc. *	21	1,815
Alexion Pharmaceuticals, Inc. *	169	22,470
Allergan plc	1,569	288,837
Alnylam Pharmaceuticals, Inc. *	43	4,085
Amgen, Inc.	180	35,379
Bio-Rad Laboratories, Inc., Class A *	98	30,052
Biogen, Inc. *	52	17,387
Bluebird Bio, Inc. *	76	11,772
Bristol-Myers Squibb Co.	3,544	208,210
Bruker Corp.	279	9,040
Catalent, Inc. *	501	20,892
Charles River Laboratories International, Inc. *	71	8,825
Eli Lilly & Co.	1,715	169,459
Gilead Sciences, Inc.	1,521	118,379
IQVIA Holdings, Inc. *	749	91,333
Jazz Pharmaceuticals plc *	21	3,635
Johnson & Johnson	10,196	1,351,174
Merck & Co., Inc.	11,635	766,398
Mylan N.V. *	2,364	88,201
PerkinElmer, Inc.	502	39,748
Perrigo Co., plc	602	48,473
Pfizer, Inc.	26,870	1,072,919
QIAGEN N.V. *	1,006	36,337
Thermo Fisher Scientific, Inc.	1,746	409,489
United Therapeutics Corp. *	201	24,705
Waters Corp. *	31	6,115
		4,983,859

Real Estate 4.7%
Alexandria Real Estate Equities, Inc.	436	55,564
American Campus Communities, Inc.	630	25,987
American Homes 4 Rent, Class A	1,199	26,546
Apartment Investment & Management Co., Class A	722	30,793
Apple Hospitality REIT, Inc.	987	17,756
AvalonBay Communities, Inc.	636	112,477
Boston Properties, Inc.	712	89,377
Brandywine Realty Trust	811	13,373
Brixmor Property Group, Inc.	1,394	24,660
Camden Property Trust	406	37,592
CBRE Group, Inc., Class A *	757	37,699
Colony Capital, Inc.	2,237	13,780
Columbia Property Trust, Inc.	583	13,514
Corporate Office Properties Trust	486	14,454
Crown Castle International Corp.	469	51,979
CubeSmart	831	25,229
CyrusOne, Inc.	446	27,616
DCT Industrial Trust, Inc.	435	29,088
DDR Corp.	678	9,289
Digital Realty Trust, Inc.	949	115,228
Douglas Emmett, Inc.	746	28,975
Security	Number of Shares	Value ($)
Duke Realty Corp.	1,646	47,931
Empire State Realty Trust, Inc., Class A	610	10,169
EPR Properties	346	23,006
Equity Commonwealth *	515	16,604
Equity Residential	1,666	109,006
Essex Property Trust, Inc.	305	73,337
Extra Space Storage, Inc.	82	7,706
Federal Realty Investment Trust	332	41,666
Forest City Realty Trust, Inc., Class A	989	24,695
Gaming & Leisure Properties, Inc.	601	21,828
GGP, Inc.	2,863	61,039
HCP, Inc.	2,199	56,954
Healthcare Trust of America, Inc., Class A	945	25,817
Highwoods Properties, Inc.	481	23,622
Hospitality Properties Trust	753	21,287
Host Hotels & Resorts, Inc.	3,365	70,463
Hudson Pacific Properties, Inc.	654	22,406
Invitation Homes, Inc.	1,372	31,707
Iron Mountain, Inc.	1,312	46,064
JBG SMITH Properties	502	18,323
Jones Lang LaSalle, Inc.	207	35,399
Kilroy Realty Corp.	442	32,244
Kimco Realty Corp.	1,878	31,344
Lamar Advertising Co., Class A	52	3,829
Liberty Property Trust	680	29,145
Life Storage, Inc.	205	19,672
Medical Properties Trust, Inc.	1,677	24,166
Mid-America Apartment Communities, Inc.	530	53,413
National Retail Properties, Inc.	709	31,628
Omega Healthcare Investors, Inc.	829	24,613
Outfront Media, Inc.	631	13,409
Paramount Group, Inc.	1,008	15,563
Park Hotels & Resorts, Inc.	919	28,746
Prologis, Inc.	2,456	161,163
Rayonier, Inc.	595	20,831
Realogy Holdings Corp.	604	13,209
Realty Income Corp.	1,319	73,561
Regency Centers Corp.	696	44,286
Retail Properties of America, Inc., Class A	1,001	12,563
Retail Value, Inc. *	67	2,214
Senior Housing Properties Trust	1,055	18,821
Simon Property Group, Inc.	118	20,793
SL Green Realty Corp.	392	40,419
Spirit Realty Capital, Inc.	1,899	15,895
STORE Capital Corp.	841	23,085
Sun Communities, Inc.	359	34,809
The Howard Hughes Corp. *	112	15,182
The Macerich Co.	636	37,562
UDR, Inc.	1,219	46,907
Uniti Group, Inc.	783	13,843
Ventas, Inc.	1,639	92,407
VEREIT, Inc.	4,436	33,847
VICI Properties, Inc.	1,246	25,356
Vornado Realty Trust	789	56,745
Weingarten Realty Investors	532	16,077
Welltower, Inc.	1,726	108,048
Weyerhaeuser Co.	3,513	120,074
WP Carey, Inc.	482	31,513
		2,976,987

Retailing 1.4%
Advance Auto Parts, Inc.	228	32,200
AutoNation, Inc. *	248	12,035
AutoZone, Inc. *	15	10,583
Best Buy Co., Inc.	833	62,500
CarMax, Inc. *	322	24,047
Dick’s Sporting Goods, Inc.	377	12,871
Dollar Tree, Inc. *	898	81,969

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Foot Locker, Inc.	537	26,211
Genuine Parts Co.	661	64,322
Kohl’s Corp.	776	57,323
L Brands, Inc.	869	27,521
LKQ Corp. *	1,173	39,319
Macy’s, Inc.	1,413	56,139
Penske Automotive Group, Inc.	173	9,031
Qurate Retail, Inc. *	1,988	42,325
Target Corp.	2,490	200,893
The Gap, Inc.	953	28,752
The Michaels Cos., Inc. *	405	8,266
Tiffany & Co.	470	64,653
Williams-Sonoma, Inc.	302	17,664
		878,624

Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	1,440	138,442
Broadcom, Inc.	801	177,638
Cypress Semiconductor Corp.	503	8,958
First Solar, Inc. *	386	20,207
Intel Corp.	21,601	1,039,008
Marvell Technology Group Ltd.	1,871	39,871
Micron Technology, Inc. *	1,157	61,078
NXP Semiconductors N.V. *	1,511	144,059
Qorvo, Inc. *	587	47,993
QUALCOMM, Inc.	6,862	439,786
Skyworks Solutions, Inc.	243	22,983
Teradyne, Inc.	733	31,702
		2,171,725

Software & Services 3.2%
Akamai Technologies, Inc. *	48	3,612
Amdocs Ltd.	666	45,008
Aspen Technology, Inc. *	15	1,437
Autodesk, Inc. *	166	21,321
Booz Allen Hamilton Holding Corp.	25	1,182
CA, Inc.	1,442	63,751
Cognizant Technology Solutions Corp., Class A	265	21,597
Conduent, Inc. *	882	15,841
CoreLogic, Inc. *	137	6,672
Dell Technologies, Inc., Class V *	856	79,197
DXC Technology Co.	1,316	111,518
eBay, Inc. *	3,378	112,994
Euronet Worldwide, Inc. *	108	9,930
Fidelity National Information Services, Inc.	1,398	144,176
FireEye, Inc. *	285	4,426
Genpact Ltd.	446	13,549
International Business Machines Corp.	1,197	173,481
Leidos Holdings, Inc.	653	44,678
LogMeIn, Inc.	78	6,322
Microsoft Corp.	1,862	197,521
Nuance Communications, Inc. *	1,345	19,866
Oracle Corp.	12,015	572,875
Sabre Corp.	221	5,441
SS&C Technologies Holdings, Inc.	76	4,033
Symantec Corp.	2,847	57,566
Synopsys, Inc. *	627	56,073
Take-Two Interactive Software, Inc. *	210	23,734
Teradata Corp. *	158	6,050
The Western Union Co.	1,534	30,925
Worldpay, Inc., Class A *	1,227	100,847
Zillow Group, Inc., Class A *	84	4,735
Zillow Group, Inc., Class C *	145	8,077
Zynga, Inc., Class A *	3,602	13,652
		1,982,087

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 3.0%
ARRIS International plc *	779	19,678
Arrow Electronics, Inc. *	403	30,563
Avnet, Inc.	546	23,942
Cisco Systems, Inc.	22,330	944,336
Coherent, Inc. *	31	4,900
CommScope Holding Co., Inc. *	894	28,706
Corning, Inc.	3,789	125,719
Dolby Laboratories, Inc., Class A	287	18,497
EchoStar Corp., Class A *	234	10,528
FLIR Systems, Inc.	563	32,992
Hewlett Packard Enterprise Co.	7,152	110,427
HP, Inc.	7,615	175,754
Jabil, Inc.	780	21,973
Juniper Networks, Inc.	1,606	42,302
Keysight Technologies, Inc. *	870	50,460
Littelfuse, Inc.	18	3,903
Motorola Solutions, Inc.	660	80,058
National Instruments Corp.	93	4,074
NCR Corp. *	91	2,541
Trimble, Inc. *	1,176	41,513
Western Digital Corp.	1,388	97,368
Xerox Corp.	1,025	26,619
		1,896,853

Telecommunication Services 3.5%
AT&T, Inc.	33,663	1,076,206
CenturyLink, Inc.	4,410	82,776
Sprint Corp. *	3,114	16,909
T-Mobile US, Inc. *	480	28,800
Telephone & Data Systems, Inc.	456	11,514
United States Cellular Corp. *	75	2,577
Verizon Communications, Inc.	19,157	989,267
		2,208,049

Transportation 1.6%
Alaska Air Group, Inc.	551	34,619
AMERCO	31	11,690
American Airlines Group, Inc.	1,947	76,984
Copa Holdings S.A., Class A	152	14,796
CSX Corp.	2,051	144,965
Delta Air Lines, Inc.	2,237	121,738
Genesee & Wyoming, Inc., Class A *	210	18,060
JetBlue Airways Corp. *	1,465	26,370
Kansas City Southern	475	55,228
Kirby Corp. *	271	22,615
Knight-Swift Transportation Holdings, Inc.	599	19,497
Macquarie Infrastructure Corp.	374	16,983
Norfolk Southern Corp.	1,304	220,376
Ryder System, Inc.	244	19,105
Schneider National, Inc., Class B	215	5,620
Southwest Airlines Co.	714	41,526
Union Pacific Corp.	286	42,869
United Continental Holdings, Inc. *	1,147	92,219
		985,260

Utilities 5.6%
AES Corp.	3,082	41,176
Alliant Energy Corp.	1,053	45,247
Ameren Corp.	1,119	69,445
American Electric Power Co., Inc.	2,289	162,839
American Water Works Co., Inc.	828	73,071
Aqua America, Inc.	815	30,106
Atmos Energy Corp.	498	45,751
Avangrid, Inc.	269	13,466

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CenterPoint Energy, Inc.	1,991	56,704
CMS Energy Corp.	1,296	62,649
Consolidated Edison, Inc.	1,447	114,212
Dominion Energy, Inc.	3,018	216,421
DTE Energy Co.	835	90,631
Duke Energy Corp.	3,254	265,591
Edison International	1,463	97,480
Entergy Corp.	831	67,544
Evergy, Inc.	1,261	70,729
Eversource Energy	1,470	89,258
Exelon Corp.	4,472	190,060
FirstEnergy Corp.	2,202	78,017
Hawaiian Electric Industries, Inc.	484	17,022
MDU Resources Group, Inc.	894	25,926
National Fuel Gas Co.	378	20,299
NextEra Energy, Inc.	2,182	365,572
NiSource, Inc.	1,654	43,302
NRG Energy, Inc.	1,444	45,731
OGE Energy Corp.	913	33,087
PG&E Corp.	2,402	103,478
Pinnacle West Capital Corp.	511	41,100
PPL Corp.	3,249	93,474
Public Service Enterprise Group, Inc.	2,345	120,908
SCANA Corp.	666	26,633
Sempra Energy	1,221	141,135
The Southern Co.	4,691	227,983
UGI Corp.	791	42,034
Vectren Corp.	391	27,945
Vistra Energy Corp. *	1,923	43,460
WEC Energy Group, Inc.	1,467	97,365
Xcel Energy, Inc.	2,341	109,699
		3,506,550
Total Common Stock
(Cost $61,241,163)		62,575,726
Security	Number of Shares	Value ($)
Other Investment Companies 0.3% of net assets

Equity Fund 0.1%
iShares Russell 1000 Value ETF	400	50,128

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83% (a)	133,256	133,256
Total Other Investment Companies
(Cost $183,235)		183,384

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 09/21/18	2	123,180	663
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2018:
	Balance of Shares Held at 12/20/17(a)	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	—	1,144	(1,144)	—	$—	$1,887	$149
(a)	Commencement of operations.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$62,575,726	$—	$—	$62,575,726
Other Investment Companies[1]	183,384	—	—	183,384
Futures Contracts[2]	663	—	—	663
Total	$62,759,773	$—	$—	$62,759,773
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Mid-Cap Index Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Adient plc	1,770	84,305
Aptiv plc	5,061	496,332
BorgWarner, Inc.	4,018	184,908
Gentex Corp.	5,227	121,267
Harley-Davidson, Inc.	3,203	137,377
Lear Corp.	1,270	228,765
The Goodyear Tire & Rubber Co.	4,618	111,802
Thor Industries, Inc.	968	91,815
Visteon Corp. *	564	66,033
		1,522,604

Banks 4.8%
Associated Banc-Corp.	3,256	87,912
Bank of Hawaii Corp.	812	65,358
Bank OZK	2,337	95,583
BankUnited, Inc.	1,966	76,399
BOK Financial Corp.	496	48,276
CIT Group, Inc.	2,420	128,091
Citizens Financial Group, Inc.	9,284	369,317
Comerica, Inc.	3,279	317,866
Commerce Bancshares, Inc.	1,801	120,307
Cullen/Frost Bankers, Inc.	1,095	120,987
East West Bancorp, Inc.	2,748	177,905
F.N.B. Corp.	6,149	78,892
Fifth Third Bancorp	13,102	387,688
First Citizens BancShares, Inc., Class A	150	61,023
First Hawaiian, Inc.	1,322	37,360
First Horizon National Corp.	6,196	110,846
First Republic Bank	3,067	303,204
Huntington Bancshares, Inc.	20,923	323,051
KeyCorp	20,179	421,136
M&T Bank Corp.	2,775	481,046
New York Community Bancorp, Inc.	9,153	98,578
PacWest Bancorp	2,396	120,327
People’s United Financial, Inc.	6,610	120,500
Pinnacle Financial Partners, Inc.	1,437	89,812
Popular, Inc.	1,944	96,481
Prosperity Bancshares, Inc.	1,252	87,828
Regions Financial Corp.	21,458	399,333
Signature Bank	1,029	112,892
Sterling Bancorp	4,264	94,661
SunTrust Banks, Inc.	8,885	640,342
SVB Financial Group *	1,013	311,882
Synovus Financial Corp.	2,238	110,602
TCF Financial Corp.	3,189	80,076
Texas Capital Bancshares, Inc. *	958	86,986
TFS Financial Corp.	987	15,022
Umpqua Holdings Corp.	4,227	90,035
Webster Financial Corp.	1,749	112,863
Western Alliance Bancorp *	1,854	105,159
Security	Number of Shares	Value ($)
Wintrust Financial Corp.	1,056	92,643
Zions Bancorp	3,714	192,014
		6,870,283

Capital Goods 9.7%
A.O. Smith Corp.	2,707	161,148
Acuity Brands, Inc.	782	108,722
AECOM *	3,052	102,425
AGCO Corp.	1,262	79,531
Air Lease Corp.	1,843	81,018
Allegion plc	1,825	148,811
Allison Transmission Holdings, Inc.	2,281	107,207
AMETEK, Inc.	4,366	339,675
Arconic, Inc.	8,276	179,506
Armstrong World Industries, Inc. *	861	58,462
BWX Technologies, Inc.	1,908	125,470
Carlisle Cos., Inc.	1,132	139,055
Colfax Corp. *	1,730	55,879
Crane Co.	944	85,498
Cummins, Inc.	2,926	417,862
Curtiss-Wright Corp.	842	112,011
Donaldson Co., Inc.	2,484	118,487
Dover Corp.	2,908	241,306
Fastenal Co.	5,480	311,976
Flowserve Corp.	2,504	111,002
Fluor Corp.	2,663	136,479
Fortive Corp.	5,878	482,466
Fortune Brands Home & Security, Inc.	2,771	160,718
Gardner Denver Holdings, Inc. *	2,051	58,679
Gates Industrial Corp. plc *	909	14,153
Graco, Inc.	3,141	144,926
GrafTech International Ltd.	771	16,345
Harris Corp.	2,263	373,282
HD Supply Holdings, Inc. *	3,554	156,305
HEICO Corp.	737	56,285
HEICO Corp., Class A	1,445	93,564
Hexcel Corp.	1,712	118,145
Hubbell, Inc.	1,043	128,550
Huntington Ingalls Industries, Inc.	839	195,529
IDEX Corp.	1,461	224,380
Ingersoll-Rand plc	4,739	466,839
ITT, Inc.	1,669	94,582
Jacobs Engineering Group, Inc.	2,441	165,085
L3 Technologies, Inc.	1,496	320,802
Lennox International, Inc.	700	151,956
Lincoln Electric Holdings, Inc.	1,208	113,480
Masco Corp.	5,904	238,108
MSC Industrial Direct Co., Inc., Class A	859	72,697
Nordson Corp.	1,104	148,057
nVent Electric plc *	3,053	83,652
Oshkosh Corp.	1,414	106,404
Owens Corning	2,083	129,604
PACCAR, Inc.	6,574	432,043
Parker-Hannifin Corp.	2,542	429,725
Pentair plc	3,053	136,316
Quanta Services, Inc. *	2,882	98,190

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regal Beloit Corp.	845	72,628
Rockwell Automation, Inc.	2,397	449,581
Rockwell Collins, Inc.	3,139	436,290
Roper Technologies, Inc.	1,940	585,686
Sensata Technologies Holding plc *	3,236	175,941
Snap-on, Inc.	1,070	181,461
Spirit AeroSystems Holdings, Inc., Class A	2,175	202,819
Stanley Black & Decker, Inc.	2,959	442,282
Teledyne Technologies, Inc. *	674	147,889
Terex Corp.	1,277	56,341
Textron, Inc.	4,897	334,318
The Middleby Corp. *	1,048	107,399
The Timken Co.	1,286	63,336
The Toro Co.	2,003	120,561
TransDigm Group, Inc.	926	347,750
Trinity Industries, Inc.	2,830	107,823
United Rentals, Inc. *	1,596	237,485
Univar, Inc. *	2,202	60,533
USG Corp. *	1,565	67,639
Valmont Industries, Inc.	425	59,351
W.W. Grainger, Inc.	867	300,468
WABCO Holdings, Inc. *	1,022	128,445
Wabtec Corp.	1,637	180,594
Watsco, Inc.	610	105,231
Welbilt, Inc. *	2,494	56,863
WESCO International, Inc. *	881	53,741
Xylem, Inc.	3,437	263,137
		13,977,989

Commercial & Professional Services 2.4%
ADT, Inc.	2,009	18,101
Cintas Corp.	1,676	342,708
Clean Harbors, Inc. *	977	55,621
Copart, Inc. *	3,875	222,386
CoStar Group, Inc. *	682	283,610
Equifax, Inc.	2,281	286,266
IHS Markit Ltd. *	7,435	394,278
KAR Auction Services, Inc.	2,580	153,381
ManpowerGroup, Inc.	1,253	116,855
Nielsen Holdings plc	6,861	161,645
Republic Services, Inc.	4,197	304,199
Robert Half International, Inc.	2,298	174,096
Rollins, Inc.	1,863	102,353
Stericycle, Inc. *	1,589	111,008
The Dun & Bradstreet Corp.	714	89,885
TransUnion	3,514	254,414
Verisk Analytics, Inc. *	3,068	339,382
		3,410,188

Consumer Durables & Apparel 3.2%
Brunswick Corp.	1,659	106,674
Carter’s, Inc.	872	91,412
Columbia Sportswear Co.	593	51,579
D.R. Horton, Inc.	6,609	288,813
Garmin Ltd.	2,191	136,828
Hanesbrands, Inc.	6,871	152,948
Hasbro, Inc.	2,190	218,146
Leggett & Platt, Inc.	2,509	109,317
Lennar Corp., B Shares	305	13,176
Lennar Corp., Class A	5,395	281,997
lululemon Athletica, Inc. *	1,881	225,626
Mattel, Inc.	6,577	104,377
Michael Kors Holdings Ltd. *	2,728	182,039
Mohawk Industries, Inc. *	1,194	224,902
Newell Brands, Inc.	8,620	225,758
NVR, Inc. *	61	168,325
Polaris Industries, Inc.	1,133	119,441
Security	Number of Shares	Value ($)
PulteGroup, Inc.	4,940	140,741
PVH Corp.	1,468	225,367
Ralph Lauren Corp.	1,040	140,379
Skechers U.S.A., Inc., Class A *	2,501	69,328
Tapestry, Inc.	5,521	260,150
Tempur Sealy International, Inc. *	865	42,273
Toll Brothers, Inc.	2,717	95,801
Under Armour, Inc., Class A *	3,517	70,234
Under Armour, Inc., Class C *	3,706	69,450
VF Corp.	6,186	569,545
Whirlpool Corp.	1,325	173,708
		4,558,334

Consumer Services 3.1%
Aramark	4,666	187,620
Bright Horizons Family Solutions, Inc. *	1,094	117,047
Caesars Entertainment Corp. *	11,276	127,419
Chipotle Mexican Grill, Inc. *	466	202,086
Choice Hotels International, Inc.	671	52,070
Darden Restaurants, Inc.	2,374	253,875
Domino’s Pizza, Inc.	804	211,179
Dunkin’ Brands Group, Inc.	1,586	110,433
Extended Stay America, Inc.	3,575	76,112
Graham Holdings Co., Class B	80	44,720
Grand Canyon Education, Inc. *	906	105,576
H&R Block, Inc.	4,034	101,495
Hilton Grand Vacations, Inc. *	1,850	63,991
Hilton Worldwide Holdings, Inc.	5,340	420,044
Hyatt Hotels Corp., Class A	869	67,982
International Game Technology plc	1,888	47,729
MGM Resorts International	9,941	311,849
Norwegian Cruise Line Holdings Ltd. *	3,906	195,417
Royal Caribbean Cruises Ltd.	3,220	363,087
Service Corp. International	3,379	132,964
ServiceMaster Global Holdings, Inc. *	2,578	146,920
Six Flags Entertainment Corp.	1,379	89,566
The Wendy’s Co.	3,574	59,614
Vail Resorts, Inc.	764	211,529
Wyndham Destinations, Inc.	1,874	86,429
Wyndham Hotels & Resorts, Inc.	1,880	109,040
Wynn Resorts Ltd.	1,966	327,889
Yum China Holdings, Inc.	7,084	255,591
		4,479,273

Diversified Financials 5.2%
Affiliated Managers Group, Inc.	1,037	165,930
AGNC Investment Corp.	8,063	156,987
Ally Financial, Inc.	8,250	220,770
Ameriprise Financial, Inc.	2,766	402,923
Annaly Capital Management, Inc.	22,081	236,708
AXA Equitable Holdings, Inc. *	2,626	57,746
BGC Partners, Inc., Class A	5,051	54,248
Cboe Global Markets, Inc.	2,139	207,761
Chimera Investment Corp.	3,507	66,984
Credit Acceptance Corp. *	218	83,625
Discover Financial Services	6,642	474,305
E*TRADE Financial Corp. *	5,060	302,639
Eaton Vance Corp.	2,198	116,780
Evercore, Inc., Class A	776	87,688
FactSet Research Systems, Inc.	727	146,389
Franklin Resources, Inc.	6,084	208,803
Interactive Brokers Group, Inc., Class A	1,326	79,374
Invesco Ltd.	7,734	208,741
Jefferies Financial Group, Inc.	5,892	142,881
Lazard Ltd., Class A	2,226	120,872
Legg Mason, Inc.	1,588	54,198
LPL Financial Holdings, Inc.	1,692	112,163

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MarketAxess Holdings, Inc.	699	135,445
MFA Financial, Inc.	7,632	61,438
Moody’s Corp.	3,186	545,188
Morningstar, Inc.	352	46,464
MSCI, Inc.	1,690	280,861
Nasdaq, Inc.	2,245	205,193
Navient Corp.	4,981	65,799
New Residential Investment Corp.	6,391	114,335
Northern Trust Corp.	3,973	433,931
OneMain Holdings, Inc. *	1,450	48,212
Raymond James Financial, Inc.	2,510	229,891
Santander Consumer USA Holdings, Inc.	2,215	42,617
SEI Investments Co.	2,533	151,828
SLM Corp. *	8,381	94,621
Starwood Property Trust, Inc.	4,831	110,340
Synchrony Financial	14,434	417,720
T. Rowe Price Group, Inc.	4,518	538,003
Two Harbors Investment Corp.	4,651	72,090
Virtu Financial, Inc., Class A	775	15,616
Voya Financial, Inc.	3,226	162,978
		7,481,085

Energy 5.3%
Andeavor	2,694	404,262
Antero Resources Corp. *	4,624	94,977
Apache Corp.	7,308	336,168
Apergy Corp. *	1,480	60,680
Cabot Oil & Gas Corp.	8,541	200,714
Centennial Resource Development, Inc., Class A *	3,511	63,058
Cheniere Energy, Inc. *	4,008	254,508
Chesapeake Energy Corp. *	17,256	81,448
Cimarex Energy Co.	1,790	176,494
CNX Resources Corp. *	4,098	66,715
Concho Resources, Inc. *	3,719	542,416
Continental Resources, Inc. *	1,688	107,813
Devon Energy Corp.	9,996	449,920
Diamondback Energy, Inc.	1,884	248,594
Energen Corp. *	1,667	123,658
EQT Corp.	5,049	250,834
Extraction Oil & Gas, Inc. *	2,147	32,463
Helmerich & Payne, Inc.	2,017	123,743
Hess Corp.	5,072	332,875
HollyFrontier Corp.	3,100	231,198
Kosmos Energy Ltd. *	4,610	34,944
Marathon Oil Corp.	16,274	343,707
Murphy Oil Corp.	3,171	105,467
Nabors Industries Ltd.	6,553	39,187
National Oilwell Varco, Inc.	7,307	355,266
Newfield Exploration Co. *	3,779	108,533
Noble Energy, Inc.	9,187	331,559
ONEOK, Inc.	7,834	551,827
Parsley Energy, Inc., Class A *	4,947	155,484
Patterson-UTI Energy, Inc.	4,146	71,311
PBF Energy, Inc., Class A	2,109	98,490
QEP Resources, Inc. *	4,457	46,308
Range Resources Corp.	4,053	62,538
RPC, Inc.	1,106	16,369
SM Energy Co.	2,127	58,514
Targa Resources Corp.	4,121	210,459
The Williams Cos., Inc.	15,839	471,210
Transocean Ltd. *	8,264	106,358
Weatherford International plc *	19,107	64,773
Whiting Petroleum Corp. *	1,697	84,256
WPX Energy, Inc. *	7,635	143,309
		7,642,407

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	706	77,222
Sprouts Farmers Market, Inc. *	2,516	54,069
The Kroger Co.	16,267	471,743
U.S. Foods Holding Corp. *	4,110	138,959
		741,993

Food, Beverage & Tobacco 2.9%
Archer-Daniels-Midland Co.	10,672	515,031
Brown-Forman Corp., Class A	1,001	53,323
Brown-Forman Corp., Class B	5,377	286,164
Bunge Ltd.	2,678	185,130
Campbell Soup Co.	3,368	137,751
ConAgra Brands, Inc.	7,231	265,450
Flowers Foods, Inc.	3,436	70,094
Hormel Foods Corp.	5,223	187,871
Ingredion, Inc.	1,373	139,085
Kellogg Co.	4,748	337,250
Keurig Dr Pepper, Inc.	3,389	81,370
Lamb Weston Holdings, Inc.	2,786	195,772
McCormick & Co., Inc. — Non Voting Shares	2,325	273,281
Molson Coors Brewing Co., Class B	3,325	222,775
Pilgrim’s Pride Corp. *	998	17,784
Pinnacle Foods, Inc.	2,260	150,109
Post Holdings, Inc. *	1,251	108,287
Seaboard Corp.	5	18,190
The Hain Celestial Group, Inc. *	1,802	51,249
The Hershey Co.	2,694	264,578
The JM Smucker Co.	2,109	234,352
TreeHouse Foods, Inc. *	1,066	50,624
Tyson Foods, Inc., Class A	5,550	319,958
		4,165,478

Health Care Equipment & Services 6.0%
ABIOMED, Inc. *	805	285,397
Acadia Healthcare Co., Inc. *	1,648	65,063
Align Technology, Inc. *	1,514	539,968
AmerisourceBergen Corp.	3,058	250,236
athenahealth, Inc. *	768	115,745
Cantel Medical Corp.	703	65,175
Cardinal Health, Inc.	5,925	295,954
Centene Corp. *	3,885	506,332
Cerner Corp. *	6,073	377,012
Chemed Corp.	299	94,493
DaVita, Inc. *	2,578	181,182
DENTSPLY SIRONA, Inc.	4,290	206,392
DexCom, Inc. *	1,671	158,962
Edwards Lifesciences Corp. *	4,011	571,367
Encompass Health Corp.	1,885	142,563
Envision Healthcare Corp. *	2,302	101,887
Henry Schein, Inc. *	2,935	233,068
Hill-Rom Holdings, Inc.	1,267	119,351
Hologic, Inc. *	5,181	222,317
ICU Medical, Inc. *	302	86,614
IDEXX Laboratories, Inc. *	1,642	402,175
Insulet Corp. *	1,127	93,721
Integra LifeSciences Holdings Corp. *	1,398	87,137
Laboratory Corp. of America Holdings *	1,951	342,088
Masimo Corp. *	852	84,706
MEDNAX, Inc. *	1,787	76,466
Molina Healthcare, Inc. *	1,169	121,681
Penumbra, Inc. *	580	82,505
Premier, Inc., Class A *	968	36,203
Quest Diagnostics, Inc.	2,601	280,180
ResMed, Inc.	2,679	283,385
STERIS plc	1,600	183,152

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Teleflex, Inc.	869	236,985
The Cooper Cos., Inc.	928	241,744
Universal Health Services, Inc., Class B	1,611	196,703
Varian Medical Systems, Inc. *	1,755	202,615
Veeva Systems, Inc., Class A *	2,290	173,193
WellCare Health Plans, Inc. *	856	228,911
West Pharmaceutical Services, Inc.	1,396	153,071
Zimmer Biomet Holdings, Inc.	3,892	488,524
		8,614,223

Household & Personal Products 0.7%
Church & Dwight Co., Inc.	4,694	262,395
Coty, Inc., Class A	8,853	118,719
Energizer Holdings, Inc.	1,146	72,977
Herbalife Nutrition Ltd. *	2,190	113,070
Nu Skin Enterprises, Inc., Class A	1,041	75,837
Spectrum Brands Holdings, Inc. *	796	69,546
The Clorox Co.	2,483	335,627
		1,048,171

Insurance 3.9%
Alleghany Corp.	280	176,196
American Financial Group, Inc.	1,366	153,934
American National Insurance Co.	147	18,961
Arch Capital Group Ltd. *	7,416	226,633
Arthur J. Gallagher & Co.	3,461	246,942
Aspen Insurance Holdings Ltd.	1,156	46,760
Assurant, Inc.	1,009	111,293
Assured Guaranty Ltd.	2,104	81,888
Athene Holding Ltd., Class A *	3,036	139,261
Axis Capital Holdings Ltd.	1,553	87,838
Brighthouse Financial, Inc. *	2,292	99,542
Brown & Brown, Inc.	4,376	128,042
Cincinnati Financial Corp.	2,935	221,974
CNA Financial Corp.	531	24,840
Erie Indemnity Co., Class A	466	57,896
Everest Re Group Ltd.	771	168,348
Fidelity National Financial, Inc.	5,023	203,431
First American Financial Corp.	2,067	115,752
Lincoln National Corp.	4,176	284,386
Loews Corp.	5,383	273,349
Markel Corp. *	260	304,200
Mercury General Corp.	537	27,618
Old Republic International Corp.	5,417	115,436
Principal Financial Group, Inc.	5,406	313,980
Reinsurance Group of America, Inc.	1,234	174,611
RenaissanceRe Holdings Ltd.	756	99,679
The Hanover Insurance Group, Inc.	815	102,217
The Hartford Financial Services Group, Inc.	6,864	361,733
Torchmark Corp.	2,012	177,197
Unum Group	4,010	159,317
W. R. Berkley Corp.	1,810	137,216
White Mountains Insurance Group Ltd.	58	52,956
Willis Towers Watson plc	2,514	400,782
XL Group Ltd.	4,821	271,085
		5,565,293

Materials 5.4%
Albemarle Corp.	2,097	197,537
Alcoa Corp. *	3,577	154,777
AptarGroup, Inc.	1,196	122,506
Ardagh Group S.A.	337	5,348
Ashland Global Holdings, Inc.	1,192	97,875
Avery Dennison Corp.	1,669	191,401
Axalta Coating Systems Ltd. *	4,127	124,842
Ball Corp.	6,601	257,241
Security	Number of Shares	Value ($)
Bemis Co., Inc.	1,715	78,736
Berry Global Group, Inc. *	2,515	122,858
Cabot Corp.	1,149	75,949
Celanese Corp., Series A	2,593	306,259
CF Industries Holdings, Inc.	4,437	197,092
Crown Holdings, Inc. *	2,478	112,179
Domtar Corp.	1,206	58,153
Eagle Materials, Inc.	896	89,018
Eastman Chemical Co.	2,726	282,468
FMC Corp.	2,568	230,812
Freeport-McMoRan, Inc.	27,661	456,406
Graphic Packaging Holding Co.	5,973	86,788
Huntsman Corp.	4,158	139,418
International Flavors & Fragrances, Inc.	1,503	199,538
International Paper Co.	7,935	426,348
Martin Marietta Materials, Inc.	1,202	239,703
NewMarket Corp.	151	61,825
Newmont Mining Corp.	10,211	374,539
Nucor Corp.	6,072	406,399
Olin Corp.	3,210	94,727
Owens-Illinois, Inc. *	3,105	58,001
Packaging Corp. of America	1,796	202,768
Platform Specialty Products Corp. *	4,305	53,210
Reliance Steel & Aluminum Co.	1,346	121,409
Royal Gold, Inc.	1,244	105,255
RPM International, Inc.	2,516	161,955
Sealed Air Corp.	3,065	135,075
Silgan Holdings, Inc.	1,486	40,880
Sonoco Products Co.	1,893	105,667
Steel Dynamics, Inc.	4,344	204,559
The Chemours Co.	3,402	155,846
The Mosaic Co.	6,736	202,821
The Scotts Miracle-Gro Co.	765	60,764
United States Steel Corp.	3,371	122,805
Valvoline, Inc.	3,769	85,142
Vulcan Materials Co.	2,509	281,008
W.R. Grace & Co.	1,255	92,694
Westlake Chemical Corp.	692	74,196
WestRock Co.	4,858	281,667
		7,736,464

Media 2.0%
AMC Networks, Inc., Class A *	841	50,704
Cable One, Inc.	81	58,633
CBS Corp., Class B — Non Voting Shares	6,297	331,663
Cinemark Holdings, Inc.	2,039	73,241
Discovery, Inc., Class A *	2,931	77,906
Discovery, Inc., Class C *	6,654	163,356
DISH Network Corp., Class A *	4,254	134,256
GCI Liberty, Inc., Class A *	1,946	93,622
John Wiley & Sons, Inc., Class A	852	53,804
Liberty Broadband Corp., Class A *	486	38,559
Liberty Broadband Corp., Class C *	1,983	157,589
Liberty Media Corp. — Liberty Formula One, Class A *	496	16,621
Liberty Media Corp. — Liberty Formula One, Class C *	3,748	132,117
Liberty Media Corp. — Liberty SiriusXM, Class A *	1,610	75,895
Liberty Media Corp. — Liberty SiriusXM, Class C *	3,241	153,072
Lions Gate Entertainment Corp., Class A	989	23,588
Lions Gate Entertainment Corp., Class B	1,802	41,212
Live Nation Entertainment, Inc. *	2,632	129,705
News Corp., Class A	7,278	109,679
News Corp., Class B	2,392	36,598
Omnicom Group, Inc.	4,325	297,690
Sirius XM Holdings, Inc.	24,516	172,102

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Interpublic Group of Cos., Inc.	7,347	165,675
The Madison Square Garden Co., Class A *	352	109,887
Tribune Media Co., Class A	1,677	56,766
Viacom, Inc., Class A	182	6,261
Viacom, Inc., Class B	6,784	197,075
		2,957,276

Pharmaceuticals, Biotechnology & Life Sciences 3.7%
Agilent Technologies, Inc.	6,179	408,061
Agios Pharmaceuticals, Inc. *	978	84,509
Alkermes plc *	2,948	129,270
Alnylam Pharmaceuticals, Inc. *	1,702	161,690
Bio-Rad Laboratories, Inc., Class A *	406	124,500
Bio-Techne Corp.	711	114,215
BioMarin Pharmaceutical, Inc. *	3,376	339,491
Bluebird Bio, Inc. *	1,017	157,533
Bruker Corp.	1,883	61,009
Catalent, Inc. *	2,716	113,257
Charles River Laboratories International, Inc. *	904	112,367
Exact Sciences Corp. *	2,298	134,318
Exelixis, Inc. *	5,598	115,879
Incyte Corp. *	3,358	223,441
Ionis Pharmaceuticals, Inc. *	2,375	103,740
IQVIA Holdings, Inc. *	3,108	378,989
Jazz Pharmaceuticals plc *	1,119	193,677
Mettler-Toledo International, Inc. *	477	282,627
Mylan N.V. *	9,805	365,825
Nektar Therapeutics *	2,996	157,590
Neurocrine Biosciences, Inc. *	1,713	172,139
PerkinElmer, Inc.	2,101	166,357
Perrigo Co., plc	2,484	200,012
PRA Health Sciences, Inc. *	970	101,986
QIAGEN N.V. *	4,243	153,257
Sage Therapeutics, Inc. *	875	126,280
Sarepta Therapeutics, Inc. *	1,183	137,512
Seattle Genetics, Inc. *	2,047	144,109
TESARO, Inc. *	717	24,973
United Therapeutics Corp. *	821	100,909
Waters Corp. *	1,488	293,538
		5,383,060

Real Estate 8.7%
Alexandria Real Estate Equities, Inc.	1,951	248,635
American Campus Communities, Inc.	2,623	108,199
American Homes 4 Rent, Class A	4,885	108,154
Apartment Investment & Management Co., Class A	2,983	127,225
Apple Hospitality REIT, Inc.	4,144	74,551
AvalonBay Communities, Inc.	2,644	467,591
Boston Properties, Inc.	2,946	369,811
Brandywine Realty Trust	3,360	55,406
Brixmor Property Group, Inc.	5,816	102,885
Camden Property Trust	1,708	158,144
CBRE Group, Inc., Class A *	6,086	303,083
Colony Capital, Inc.	9,481	58,403
Columbia Property Trust, Inc.	2,296	53,221
CoreSite Realty Corp.	646	72,417
Corporate Office Properties Trust	1,938	57,636
CubeSmart	3,496	106,139
CyrusOne, Inc.	1,886	116,781
DCT Industrial Trust, Inc.	1,807	120,834
DDR Corp.	2,918	39,977
Digital Realty Trust, Inc.	3,927	476,816
Douglas Emmett, Inc.	3,098	120,326
Duke Realty Corp.	6,788	197,667
Empire State Realty Trust, Inc., Class A	2,566	42,775
EPR Properties	1,393	92,621
Security	Number of Shares	Value ($)
Equity Commonwealth *	2,212	71,315
Equity LifeStyle Properties, Inc.	1,625	147,859
Equity Residential	6,872	449,635
Essex Property Trust, Inc.	1,258	302,486
Extra Space Storage, Inc.	2,341	219,984
Federal Realty Investment Trust	1,389	174,319
Forest City Realty Trust, Inc., Class A	4,118	102,826
Gaming & Leisure Properties, Inc.	3,846	139,687
GGP, Inc.	11,915	254,028
HCP, Inc.	9,022	233,670
Healthcare Trust of America, Inc., Class A	3,901	106,575
Highwoods Properties, Inc.	1,912	93,898
Hospitality Properties Trust	3,134	88,598
Host Hotels & Resorts, Inc.	14,035	293,893
Hudson Pacific Properties, Inc.	2,945	100,896
Invitation Homes, Inc.	5,724	132,282
Iron Mountain, Inc.	5,461	191,736
JBG SMITH Properties	1,939	70,773
Jones Lang LaSalle, Inc.	863	147,582
Kilroy Realty Corp.	1,849	134,885
Kimco Realty Corp.	7,735	129,097
Lamar Advertising Co., Class A	1,598	117,661
Liberty Property Trust	2,819	120,822
Life Storage, Inc.	867	83,197
Medical Properties Trust, Inc.	6,878	99,112
Mid-America Apartment Communities, Inc.	2,156	217,282
National Retail Properties, Inc.	2,950	131,599
Omega Healthcare Investors, Inc.	3,748	111,278
Outfront Media, Inc.	2,668	56,695
Paramount Group, Inc.	4,058	62,656
Park Hotels & Resorts, Inc.	3,880	121,366
Rayonier, Inc.	2,440	85,424
Realogy Holdings Corp.	2,403	52,554
Realty Income Corp.	5,450	303,946
Regency Centers Corp.	2,895	184,209
Retail Properties of America, Inc., Class A	4,234	53,137
Retail Value, Inc. *	275	9,086
SBA Communications Corp. *	2,175	344,194
Senior Housing Properties Trust	4,417	78,799
SL Green Realty Corp.	1,630	168,069
Spirit Realty Capital, Inc.	8,265	69,178
STORE Capital Corp.	3,354	92,067
Sun Communities, Inc.	1,496	145,052
Taubman Centers, Inc.	1,120	69,496
The Howard Hughes Corp. *	744	100,849
The Macerich Co.	2,604	153,792
UDR, Inc.	5,049	194,286
Uniti Group, Inc.	3,120	55,162
Ventas, Inc.	6,824	384,737
VEREIT, Inc.	18,502	141,170
VICI Properties, Inc.	5,190	105,616
Vornado Realty Trust	3,306	237,768
Weingarten Realty Investors	2,292	69,264
Welltower, Inc.	7,121	445,775
Weyerhaeuser Co.	14,520	496,294
WP Carey, Inc.	2,034	132,983
		12,559,896

Retailing 4.7%
Advance Auto Parts, Inc.	1,363	192,496
AutoNation, Inc. *	1,042	50,568
AutoZone, Inc. *	512	361,231
Best Buy Co., Inc.	4,622	346,789
Burlington Stores, Inc. *	1,281	195,750
CarMax, Inc. *	3,385	252,792
Dick’s Sporting Goods, Inc.	1,514	51,688
Dollar General Corp.	5,155	505,963
Dollar Tree, Inc. *	4,482	409,117

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Expedia Group, Inc.	2,300	307,832
Floor & Decor Holdings, Inc., Class A *	717	34,237
Foot Locker, Inc.	2,243	109,481
Genuine Parts Co.	2,737	266,337
Kohl’s Corp.	3,195	236,015
L Brands, Inc.	4,450	140,931
LKQ Corp. *	5,927	198,673
Macy’s, Inc.	5,844	232,182
Nordstrom, Inc.	2,251	117,975
O'Reilly Automotive, Inc. *	1,535	469,710
Penske Automotive Group, Inc.	688	35,914
Pool Corp.	756	115,857
Qurate Retail, Inc. *	8,273	176,132
Ross Stores, Inc.	7,089	619,791
The Gap, Inc.	4,155	125,356
The Michaels Cos., Inc. *	2,082	42,494
Tiffany & Co.	2,365	325,329
Tractor Supply Co.	2,322	181,209
TripAdvisor, Inc. *	1,991	115,458
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,094	267,363
Urban Outfitters, Inc. *	1,422	63,137
Wayfair, Inc., Class A *	1,063	115,676
Williams-Sonoma, Inc.	1,600	93,584
		6,757,067

Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. *	17,418	319,272
Analog Devices, Inc.	7,061	678,845
Cypress Semiconductor Corp.	6,845	121,909
First Solar, Inc. *	1,577	82,556
KLA-Tencor Corp.	2,974	349,207
Lam Research Corp.	3,135	597,656
Marvell Technology Group Ltd.	10,431	222,285
Maxim Integrated Products, Inc.	5,322	325,387
Microchip Technology, Inc.	4,395	410,625
MKS Instruments, Inc.	1,040	98,072
Monolithic Power Systems, Inc.	781	103,623
ON Semiconductor Corp. *	8,066	177,855
Qorvo, Inc. *	2,422	198,023
Skyworks Solutions, Inc.	3,473	328,476
Teradyne, Inc.	3,668	158,641
Universal Display Corp.	812	78,196
Versum Materials, Inc.	2,050	79,027
Xilinx, Inc.	4,867	350,765
		4,680,420

Software & Services 10.9%
2U, Inc. *	1,019	77,098
Akamai Technologies, Inc. *	3,178	239,176
Alliance Data Systems Corp.	920	206,890
Amdocs Ltd.	2,719	183,750
ANSYS, Inc. *	1,590	268,519
Aspen Technology, Inc. *	1,373	131,520
Atlassian Corp. plc, Class A *	1,764	127,731
Autodesk, Inc. *	4,196	538,934
Black Knight, Inc. *	2,701	139,507
Booz Allen Hamilton Holding Corp.	2,704	127,818
Broadridge Financial Solutions, Inc.	2,242	253,301
CA, Inc.	6,016	265,967
Cadence Design Systems, Inc. *	5,358	236,234
CDK Global, Inc.	2,499	156,063
Ceridian HCM Holding, Inc. *	480	15,725
Citrix Systems, Inc. *	2,583	284,052
Conduent, Inc. *	3,604	64,728
CoreLogic, Inc. *	1,542	75,095
Dell Technologies, Inc., Class V *	3,817	353,149
DocuSign, Inc. *	486	26,195
Security	Number of Shares	Value ($)
DXC Technology Co.	5,461	462,765
EPAM Systems, Inc. *	972	126,564
Euronet Worldwide, Inc. *	936	86,056
Fair Isaac Corp. *	560	112,818
Fidelity National Information Services, Inc.	6,302	649,925
FireEye, Inc. *	3,557	55,240
First Data Corp., Class A *	9,204	214,085
Fiserv, Inc. *	7,833	591,235
FleetCor Technologies, Inc. *	1,703	369,551
Fortinet, Inc. *	2,650	166,711
Gartner, Inc. *	1,698	229,960
Genpact Ltd.	2,843	86,370
Global Payments, Inc.	3,042	342,438
GoDaddy, Inc., Class A *	2,871	211,363
GrubHub, Inc. *	1,721	209,773
Guidewire Software, Inc. *	1,532	132,058
IAC/InterActiveCorp *	1,430	210,567
Jack Henry & Associates, Inc.	1,477	198,952
Leidos Holdings, Inc.	2,727	186,581
LogMeIn, Inc.	993	80,483
Manhattan Associates, Inc. *	1,287	61,930
Match Group, Inc. *	983	35,506
Nuance Communications, Inc. *	5,568	82,239
Nutanix, Inc., Class A *	2,039	99,687
Okta, Inc. *	1,625	80,681
Paychex, Inc.	6,144	424,059
Paycom Software, Inc. *	952	101,150
Pegasystems, Inc.	712	39,587
Proofpoint, Inc. *	960	109,488
PTC, Inc. *	2,195	201,742
RealPage, Inc. *	1,331	73,338
Red Hat, Inc. *	3,387	478,346
RingCentral, Inc., Class A *	1,281	94,474
Sabre Corp.	4,609	113,474
ServiceNow, Inc. *	3,348	589,114
Splunk, Inc. *	2,760	265,236
Square, Inc., Class A *	5,472	353,765
SS&C Technologies Holdings, Inc.	3,952	209,733
Switch, Inc., Class A	714	9,296
Symantec Corp.	11,882	240,254
Synopsys, Inc. *	2,837	253,713
Tableau Software, Inc., Class A *	1,303	134,300
Take-Two Interactive Software, Inc. *	2,164	244,575
Teradata Corp. *	2,278	87,225
The Ultimate Software Group, Inc. *	568	157,274
The Western Union Co.	8,772	176,844
Total System Services, Inc.	3,454	316,179
Twilio, Inc., Class A *	1,356	78,499
Twitter, Inc. *	13,545	431,679
Tyler Technologies, Inc. *	716	161,093
VeriSign, Inc. *	2,017	292,929
WEX, Inc. *	784	148,819
Workday, Inc., Class A *	2,780	344,776
Worldpay, Inc., Class A *	5,585	459,031
Zendesk, Inc. *	1,965	107,034
Zillow Group, Inc., Class A *	1,088	61,331
Zillow Group, Inc., Class C *	2,172	120,980
Zynga, Inc., Class A *	14,430	54,690
		15,789,017

Technology Hardware & Equipment 3.9%
Amphenol Corp., Class A	5,638	527,209
Arista Networks, Inc. *	1,091	279,001
ARRIS International plc *	3,319	83,838
Arrow Electronics, Inc. *	1,657	125,667
Avnet, Inc.	2,244	98,399
CDW Corp.	2,827	237,722
Cognex Corp.	3,170	167,313

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Coherent, Inc. *	478	75,553
CommScope Holding Co., Inc. *	3,645	117,041
Corning, Inc.	15,630	518,603
Dolby Laboratories, Inc., Class A	1,143	73,666
EchoStar Corp., Class A *	926	41,661
F5 Networks, Inc. *	1,173	201,029
FLIR Systems, Inc.	2,585	151,481
IPG Photonics Corp. *	688	112,860
Jabil, Inc.	3,168	89,243
Juniper Networks, Inc.	6,586	173,475
Keysight Technologies, Inc. *	3,593	208,394
Littelfuse, Inc.	461	99,954
Motorola Solutions, Inc.	3,099	375,909
National Instruments Corp.	2,084	91,300
NCR Corp. *	2,260	63,099
NetApp, Inc.	5,145	398,840
Palo Alto Networks, Inc. *	1,695	336,051
Pure Storage, Inc., Class A *	3,125	67,688
Trimble, Inc. *	4,788	169,016
Ubiquiti Networks, Inc. *	370	30,555
Western Digital Corp.	5,743	402,871
Xerox Corp.	4,287	111,333
Zebra Technologies Corp., Class A *	1,006	138,758
		5,567,529

Telecommunication Services 0.4%
CenturyLink, Inc.	18,281	343,134
Sprint Corp. *	12,333	66,968
Telephone & Data Systems, Inc.	1,902	48,026
United States Cellular Corp. *	279	9,587
Zayo Group Holdings, Inc. *	3,792	140,645
		608,360

Transportation 2.0%
Alaska Air Group, Inc.	2,307	144,949
AMERCO	136	51,283
American Airlines Group, Inc.	8,019	317,071
C.H. Robinson Worldwide, Inc.	2,641	243,580
Copa Holdings S.A., Class A	603	58,696
Expeditors International of Washington, Inc.	3,343	254,636
Genesee & Wyoming, Inc., Class A *	1,127	96,922
JB Hunt Transport Services, Inc.	1,672	200,473
JetBlue Airways Corp. *	6,069	109,242
Kansas City Southern	1,960	227,889
Kirby Corp. *	1,136	94,799
Knight-Swift Transportation Holdings, Inc.	2,434	79,227
Landstar System, Inc.	793	88,142
Macquarie Infrastructure Corp.	1,532	69,568
Old Dominion Freight Line, Inc.	1,256	184,381
Ryder System, Inc.	990	77,517
Schneider National, Inc., Class B	915	23,918
United Continental Holdings, Inc. *	4,748	381,739
XPO Logistics, Inc. *	2,275	226,863
		2,930,895

Utilities 6.0%
AES Corp.	12,612	168,496
Alliant Energy Corp.	4,402	189,154
Ameren Corp.	4,642	288,083
Security	Number of Shares	Value ($)
American Water Works Co., Inc.	3,417	301,550
Aqua America, Inc.	3,400	125,596
Atmos Energy Corp.	2,070	190,171
Avangrid, Inc.	1,086	54,365
CenterPoint Energy, Inc.	8,230	234,390
CMS Energy Corp.	5,396	260,843
Consolidated Edison, Inc.	5,965	470,817
DTE Energy Co.	3,455	375,006
Edison International	6,096	406,176
Entergy Corp.	3,460	281,229
Evergy, Inc.	5,163	289,593
Eversource Energy	6,063	368,145
FirstEnergy Corp.	9,117	323,015
Hawaiian Electric Industries, Inc.	2,044	71,887
MDU Resources Group, Inc.	3,719	107,851
National Fuel Gas Co.	1,572	84,416
NiSource, Inc.	6,963	182,291
NRG Energy, Inc.	6,052	191,667
OGE Energy Corp.	3,788	137,277
PG&E Corp.	9,906	426,751
Pinnacle West Capital Corp.	2,127	171,075
PPL Corp.	13,403	385,604
Public Service Enterprise Group, Inc.	9,635	496,781
SCANA Corp.	2,723	108,893
Sempra Energy	5,066	585,579
UGI Corp.	3,297	175,203
Vectren Corp.	1,602	114,495
Vistra Energy Corp. *	7,808	176,461
WEC Energy Group, Inc.	6,046	401,273
Xcel Energy, Inc.	9,724	455,667
		8,599,800
Total Common Stock
(Cost $141,156,715)		143,647,105

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83% (a)	532,793	532,793
Total Other Investment Company
(Cost $532,793)		532,793

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P MidCap 400, e-mini, expires 09/21/18	3	595,800	(3,526)
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$143,647,105	$—	$—	$143,647,105
Other Investment Company[1]	532,793	—	—	532,793
Liabilities
Futures Contracts[2]	(3,526)	—	—	(3,526)
Total	$144,176,372	$—	$—	$144,176,372
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.5% of net assets

Australia 6.9%
AGL Energy Ltd.	199,738	3,268,411
Alumina Ltd.	765,466	1,613,389
Amcor Ltd.	347,589	3,891,122
AMP Ltd.	869,693	2,199,477
APA Group	371,850	2,667,080
Aristocrat Leisure Ltd.	183,936	4,405,807
ASX Ltd.	60,152	2,937,319
Aurizon Holdings Ltd.	592,955	2,008,398
AusNet Services	540,546	655,069
Australia & New Zealand Banking Group Ltd.	904,882	19,671,838
Bank of Queensland Ltd.	113,303	936,701
Bendigo & Adelaide Bank Ltd.	146,452	1,275,643
BHP Billiton Ltd.	1,002,340	26,177,636
BlueScope Steel Ltd.	173,686	2,282,209
Boral Ltd.	359,961	1,778,918
Brambles Ltd.	510,462	3,749,005
Caltex Australia Ltd.	85,846	2,076,773
Challenger Ltd.	173,116	1,601,378
CIMIC Group Ltd.	32,661	1,174,614
Coca-Cola Amatil Ltd.	149,082	1,061,925
Cochlear Ltd.	18,592	2,810,274
Commonwealth Bank of Australia	543,541	30,268,114
Computershare Ltd.	149,670	2,025,895
Crown Resorts Ltd.	106,681	1,071,382
CSL Ltd.	140,796	20,599,354
Dexus	331,899	2,490,019
Domino’s Pizza Enterprises Ltd. (a)	20,589	764,557
Flight Centre Travel Group Ltd.	17,631	891,606
Fortescue Metals Group Ltd.	467,453	1,520,411
Goodman Group	500,486	3,587,952
Harvey Norman Holdings Ltd.	132,814	350,746
Healthscope Ltd.	509,967	828,489
Incitec Pivot Ltd.	512,490	1,444,998
Insurance Australia Group Ltd.	751,784	4,494,218
James Hardie Industries plc	132,825	2,123,817
LendLease Group	184,509	2,760,606
Macquarie Group Ltd.	100,297	9,150,875
Medibank Pvt Ltd.	893,182	2,065,734
Mirvac Group	1,179,471	2,001,993
National Australia Bank Ltd.	846,864	17,830,924
Newcrest Mining Ltd.	232,880	3,741,233
Oil Search Ltd.	438,852	2,927,468
Orica Ltd.	114,696	1,498,276
Origin Energy Ltd. *	543,950	3,946,758
QBE Insurance Group Ltd.	408,139	3,064,823
Ramsay Health Care Ltd.	42,143	1,759,834
REA Group Ltd.	15,509	1,001,328
Rio Tinto Ltd.	126,507	7,645,721
Santos Ltd. *	569,432	2,697,273
Scentre Group	1,679,739	5,322,220
SEEK Ltd.	102,745	1,634,283
Sonic Healthcare Ltd.	121,219	2,351,278
Security	Number of Shares	Value ($)
South32 Ltd.	1,606,365	4,275,152
Stockland	749,775	2,316,798
Suncorp Group Ltd.	411,161	4,574,850
Sydney Airport	363,761	1,911,720
Tabcorp Holdings Ltd.	617,813	2,145,793
Telstra Corp., Ltd.	1,257,299	2,651,193
The GPT Group	540,080	2,074,224
TPG Telecom Ltd.	146,637	628,788
Transurban Group	705,457	6,134,248
Treasury Wine Estates Ltd.	232,635	3,185,685
Vicinity Centres	1,008,320	1,997,610
Wesfarmers Ltd.	349,032	12,833,341
Westpac Banking Corp.	1,061,888	23,247,346
Woodside Petroleum Ltd.	281,161	7,536,072
Woolworths Group Ltd.	404,152	9,041,622
		316,659,613

Austria 0.2%
ANDRITZ AG	23,429	1,328,169
Erste Group Bank AG *	96,625	4,173,363
OMV AG	45,226	2,555,862
Raiffeisen Bank International AG	44,363	1,479,292
voestalpine AG	34,251	1,713,757
		11,250,443

Belgium 1.1%
Ageas	56,819	3,047,497
Anheuser-Busch InBev S.A./N.V.	237,878	24,207,423
Colruyt S.A.	21,361	1,276,979
Groupe Bruxelles Lambert S.A.	26,000	2,761,948
KBC Group N.V.	76,554	5,876,935
Proximus	46,393	1,137,051
Solvay S.A.	22,442	3,074,567
Telenet Group Holding N.V. *	14,963	720,526
UCB S.A.	38,915	3,345,704
Umicore S.A.	63,235	3,700,675
		49,149,305

Denmark 1.7%
AP Moeller — Maersk A/S, Series A	1,148	1,544,692
AP Moeller — Maersk A/S, Series B	2,094	3,006,640
Carlsberg A/S, Class B	32,740	3,949,687
Chr. Hansen Holding A/S	30,799	3,188,170
Coloplast A/S, Class B	38,199	4,166,349
Danske Bank A/S	235,015	6,829,658
DSV A/S	58,177	4,873,967
Genmab A/S *	18,971	3,250,428
H. Lundbeck A/S	21,843	1,580,800
ISS A/S	51,329	1,917,299
Novo Nordisk A/S, Class B	548,528	27,287,779
Novozymes A/S, B Shares	72,316	3,807,784
Orsted A/S	59,653	3,681,090
Pandora A/S	34,728	2,466,115
Tryg A/S	37,042	906,731

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vestas Wind Systems A/S	61,946	3,997,354
William Demant Holding A/S *	32,903	1,572,702
		78,027,245

Finland 1.0%
Elisa Oyj	42,864	1,861,194
Fortum Oyj	142,501	3,580,054
Kone Oyj, Class B	103,958	5,682,946
Metso Oyj	31,592	1,157,105
Neste Oyj	40,606	3,349,437
Nokia Oyj	1,741,311	9,451,235
Nokian Renkaat Oyj	34,727	1,506,061
Orion Oyj, Class B	31,972	1,100,699
Sampo Oyj, A Shares	136,248	6,919,761
Stora Enso Oyj, R Shares	167,700	2,767,455
UPM-Kymmene Oyj	169,490	6,012,257
Wartsila Oyj Abp	142,222	3,078,912
		46,467,116

France 11.0%
Accor S.A.	57,802	2,975,745
Aeroports de Paris	9,088	2,031,557
Air Liquide S.A.	134,086	17,143,439
Airbus SE	181,091	22,413,476
Alstom S.A.	48,031	2,153,323
Amundi S.A.	17,635	1,215,125
ArcelorMittal	206,274	6,611,119
Arkema S.A.	20,323	2,544,905
Atos SE	29,323	3,929,202
AXA S.A.	604,138	15,222,563
BioMerieux	12,818	1,065,943
BNP Paribas S.A.	349,992	22,703,912
Bollore S.A.	250,789	1,165,988
Bouygues S.A.	69,553	3,054,380
Bureau Veritas S.A.	83,783	2,155,356
Capgemini SE	49,682	6,355,982
Carrefour S.A.	174,286	3,124,735
Casino Guichard Perrachon S.A.	17,163	696,855
CNP Assurances	53,221	1,242,826
Compagnie de Saint-Gobain	154,523	6,869,831
Compagnie Generale des Etablissements Michelin	53,292	6,843,619
Covivio	12,764	1,329,400
Credit Agricole S.A.	347,227	4,878,595
Danone S.A.	189,020	14,840,383
Dassault Aviation S.A.	742	1,371,513
Dassault Systemes S.A.	40,872	6,094,203
Edenred	69,319	2,719,076
Eiffage S.A.	24,854	2,777,453
Electricite de France S.A.	175,236	2,623,836
Engie S.A.	566,932	9,155,126
Essilor International S.A.	64,333	9,480,370
Eurazeo S.A.	16,045	1,240,458
Eurofins Scientific SE	3,496	1,905,602
Eutelsat Communications S.A.	49,489	1,059,442
Faurecia S.A.	23,802	1,616,827
Gecina S.A.	14,698	2,503,709
Getlink	145,268	1,917,538
Hermes International	10,024	6,344,146
ICADE	9,509	920,674
Iliad S.A.	7,842	1,239,795
Imerys S.A.	10,729	832,163
Ingenico Group S.A.	19,751	1,635,953
Ipsen S.A.	11,639	1,933,756
JCDecaux S.A.	21,128	690,564
Kering S.A.	23,343	12,406,460
Klepierre S.A.	62,474	2,352,838
Security	Number of Shares	Value ($)
L'Oreal S.A.	78,776	19,250,591
Legrand S.A.	81,615	5,990,363
LVMH Moet Hennessy Louis Vuitton SE	86,606	30,181,154
Natixis S.A.	282,142	2,023,926
Orange S.A.	619,401	10,555,647
Pernod-Ricard S.A.	66,081	10,646,823
Peugeot S.A.	184,653	5,303,596
Publicis Groupe S.A.	66,429	4,239,258
Remy Cointreau S.A.	6,739	919,348
Renault S.A.	60,141	5,285,140
Rexel S.A.	89,056	1,392,823
Safran S.A.	103,008	12,773,376
Sanofi	350,671	30,507,078
Schneider Electric SE	168,426	13,518,850
SCOR SE	52,990	2,061,507
SEB S.A.	6,598	1,253,265
SES S.A.	120,001	2,398,824
Societe BIC S.A.	8,402	803,184
Societe Generale S.A.	239,207	10,668,147
Sodexo S.A.	28,779	3,188,021
STMicroelectronics N.V.	212,049	4,576,403
Suez	110,980	1,569,916
Teleperformance	17,851	3,269,083
Thales S.A.	32,631	4,283,608
TOTAL S.A.	749,132	48,862,362
UbiSoft Entertainment S.A. *	23,388	2,577,824
Unibail-Rodamco-Westfield	43,154	9,580,235
Valeo S.A.	73,997	3,625,950
Veolia Environnement S.A.	167,001	3,810,756
Vinci S.A.	156,926	15,790,164
Vivendi S.A.	325,425	8,431,461
Wendel S.A.	8,982	1,308,067
		506,036,511

Germany 9.0%
1&1 Drillisch AG	15,086	897,376
adidas AG	58,314	12,892,841
Allianz SE	136,321	30,161,628
Axel Springer SE	15,064	1,125,609
BASF SE	284,970	27,316,794
Bayer AG	279,321	31,095,999
Bayerische Motoren Werke AG	102,030	9,864,291
Beiersdorf AG	30,979	3,611,192
Brenntag AG	50,182	3,011,025
Commerzbank AG *	309,063	3,336,554
Continental AG	34,493	7,949,116
Covestro AG	60,656	5,825,199
Daimler AG	282,672	19,564,903
Delivery Hero SE *	29,182	1,657,308
Deutsche Bank AG	603,269	7,890,011
Deutsche Boerse AG	59,518	7,843,663
Deutsche Lufthansa AG	78,010	2,188,759
Deutsche Post AG	303,044	10,705,207
Deutsche Telekom AG *	1,040,718	17,208,341
Deutsche Wohnen SE	107,922	5,254,221
E.ON SE	693,479	7,823,980
Evonik Industries AG	51,698	1,913,163
Fraport AG Frankfurt Airport Services Worldwide	14,246	1,422,134
Fresenius Medical Care AG & Co. KGaA	67,517	6,586,563
Fresenius SE & Co. KGaA	128,239	9,885,748
GEA Group AG	55,327	2,162,438
Hannover Rueck SE	18,147	2,420,529
HeidelbergCement AG	46,692	3,965,825
Henkel AG & Co. KGaA	33,475	3,589,622
HOCHTIEF AG	5,934	1,067,031

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hugo Boss AG	21,183	1,910,103
Infineon Technologies AG	352,264	9,328,924
Innogy SE	41,996	1,865,942
K&S AG	58,005	1,533,588
KION Group AG	22,820	1,566,111
LANXESS AG	28,383	2,332,234
Linde AG	57,494	14,218,083
MAN SE	10,696	1,200,723
Merck KGaA	39,401	4,050,264
METRO AG	48,701	601,422
MTU Aero Engines AG	16,860	3,575,299
Muenchener Rueckversicherungs-Gesellschaft AG	48,104	10,659,608
OSRAM Licht AG	29,799	1,330,481
ProSiebenSat.1 Media SE	69,504	1,875,902
Puma SE	2,394	1,201,633
QIAGEN N.V. *	74,735	2,709,645
RTL Group S.A.	11,632	867,116
RWE AG	156,638	4,110,851
SAP SE	306,410	35,661,822
Siemens AG	238,695	33,689,165
Siemens Healthineers AG *	45,000	2,004,587
Symrise AG	37,568	3,395,726
Telefonica Deutschland Holding AG	228,802	1,002,040
ThyssenKrupp AG	136,651	3,636,693
Uniper SE	63,793	1,991,866
United Internet AG	37,622	2,023,742
Volkswagen AG	10,286	1,774,750
Vonovia SE	150,132	7,265,978
Wirecard AG	36,026	6,739,526
Zalando SE *	33,487	1,921,169
		416,282,063

Hong Kong 3.6%
AIA Group Ltd.	3,752,600	32,848,583
ASM Pacific Technology Ltd.	98,000	1,179,299
BOC Hong Kong (Holdings) Ltd.	1,152,500	5,593,616
CK Asset Holdings Ltd.	800,025	6,126,975
CK Hutchison Holdings Ltd.	827,525	9,007,349
CK Infrastructure Holdings Ltd.	223,000	1,655,394
CLP Holdings Ltd.	512,580	5,859,269
Dairy Farm International Holdings Ltd.	104,000	849,706
Galaxy Entertainment Group Ltd.	738,000	5,945,792
Hang Lung Group Ltd.	279,000	825,553
Hang Lung Properties Ltd.	643,000	1,351,930
Hang Seng Bank Ltd.	238,836	6,508,809
Henderson Land Development Co., Ltd.	400,123	2,234,903
HK Electric Investments & HK Electric Investments Ltd.	958,000	978,865
HKT Trust & HKT Ltd.	1,286,000	1,718,836
Hong Kong & China Gas Co., Ltd.	2,884,328	5,889,695
Hong Kong Exchanges & Clearing Ltd.	366,517	10,861,923
Hongkong Land Holdings Ltd.	368,100	2,680,529
Hysan Development Co., Ltd.	208,000	1,140,402
Jardine Matheson Holdings Ltd.	68,100	4,610,968
Jardine Strategic Holdings Ltd.	70,000	2,796,337
Kerry Properties Ltd.	217,500	1,103,326
Li & Fung Ltd.	1,762,000	597,514
Link REIT	684,500	6,791,669
Melco Resorts & Entertainment Ltd. ADR	75,789	1,959,904
MGM China Holdings Ltd.	331,600	715,186
Minth Group Ltd.	212,000	799,919
MTR Corp., Ltd.	456,500	2,562,247
Security	Number of Shares	Value ($)
New World Development Co., Ltd.	1,798,113	2,563,932
NWS Holdings Ltd.	533,000	963,408
PCCW Ltd.	1,308,000	763,837
Power Assets Holdings Ltd.	439,000	3,105,821
Sands China Ltd.	748,000	3,864,730
Shangri-La Asia Ltd.	370,000	607,220
Sino Land Co., Ltd.	1,042,000	1,791,378
SJM Holdings Ltd.	572,000	696,563
Sun Hung Kai Properties Ltd.	488,604	7,662,648
Swire Pacific Ltd., Class A	148,590	1,613,800
Swire Properties Ltd.	351,600	1,384,719
Techtronic Industries Co., Ltd.	440,000	2,453,849
The Bank of East Asia Ltd.	380,616	1,514,755
The Wharf Holdings Ltd.	357,100	1,182,232
WH Group Ltd.	2,713,000	2,184,274
Wharf Real Estate Investment Co., Ltd.	371,100	2,703,345
Wheelock & Co., Ltd.	258,000	1,831,640
Wynn Macau Ltd.	494,000	1,458,971
Yue Yuen Industrial Holdings Ltd.	199,000	535,446
		164,077,066

Ireland 0.5%
AIB Group plc	243,281	1,394,236
Bank of Ireland Group plc	314,089	2,695,632
CRH plc	263,268	9,004,499
Kerry Group plc, Class A	49,221	5,220,381
Paddy Power Betfair plc	27,401	2,987,857
Ryanair Holdings plc *	43,580	718,173
Smurfit Kappa Group plc	69,631	2,861,155
		24,881,933

Israel 0.5%
Azrieli Group Ltd.	11,367	544,438
Bank Hapoalim B.M.	322,180	2,278,548
Bank Leumi Le-Israel B.M.	457,213	2,865,486
Bezeq The Israeli Telecommunication Corp., Ltd.	580,013	614,490
Check Point Software Technologies Ltd. *	40,377	4,549,277
Elbit Systems Ltd.	7,736	928,815
Frutarom Industries Ltd.	12,873	1,301,187
Israel Chemicals Ltd.	214,946	1,029,017
Mizrahi Tefahot Bank Ltd.	50,388	979,890
Nice Ltd. *	17,942	1,958,789
Teva Pharmaceutical Industries Ltd. ADR	297,234	7,115,782
		24,165,719

Italy 2.4%
Assicurazioni Generali S.p.A.	362,559	6,429,268
Atlantia S.p.A.	154,176	4,566,795
CNH Industrial N.V.	307,748	3,612,813
Davide Campari-Milano S.p.A.	191,739	1,615,130
Enel S.p.A.	2,528,921	14,088,434
Eni S.p.A.	791,821	15,241,397
EXOR N.V.	34,003	2,230,560
Ferrari N.V.	37,698	5,003,396
Fiat Chrysler Automobiles N.V. *	334,808	5,708,886
Intesa Sanpaolo S.p.A.	4,224,460	12,946,431
Intesa Sanpaolo S.p.A. — RSP	275,066	876,197
Leonardo S.p.A.	121,486	1,451,401
Luxottica Group S.p.A.	52,486	3,548,683
Mediobanca S.p.A.	197,585	2,045,923
Moncler S.p.A.	55,619	2,451,330
Pirelli & C S.p.A. *	125,684	1,097,177

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Poste Italiane S.p.A	176,756	1,644,441
Prysmian S.p.A.	73,759	1,884,138
Recordati S.p.A.	33,041	1,231,375
Snam S.p.A.	721,572	3,098,833
Telecom Italia S.p.A. *	3,539,034	2,722,128
Telecom Italia S.p.A. — RSP	1,720,178	1,144,461
Tenaris S.A.	144,635	2,649,663
Terna — Rete Elettrica Nationale S.p.A.	452,515	2,534,826
UniCredit S.p.A.	624,355	11,024,323
		110,848,009

Japan 23.5%
ABC-Mart, Inc.	11,880	643,745
Acom Co., Ltd.	138,100	550,750
Aeon Co., Ltd.	191,100	3,882,915
AEON Financial Service Co., Ltd.	33,100	683,427
Aeon Mall Co., Ltd.	38,200	669,215
AGC, Inc.	58,000	2,431,047
Air Water, Inc.	44,100	806,162
Aisin Seiki Co., Ltd.	53,200	2,481,354
Ajinomoto Co., Inc.	138,700	2,455,744
Alfresa Holdings Corp.	55,100	1,319,150
Alps Electric Co., Ltd.	63,700	1,837,652
Amada Holdings Co., Ltd.	102,800	1,033,649
ANA Holdings, Inc.	35,800	1,314,619
Aozora Bank Ltd.	38,000	1,420,007
Asahi Group Holdings Ltd.	111,400	5,414,571
Asahi Kasei Corp.	396,000	5,293,308
Asics Corp.	47,000	764,840
Astellas Pharma, Inc.	614,750	10,027,115
Bandai Namco Holdings, Inc.	63,200	2,528,535
Benesse Holdings, Inc.	19,400	706,773
Bridgestone Corp.	193,057	7,615,400
Brother Industries Ltd.	70,200	1,432,017
Calbee, Inc.	26,800	889,023
Canon, Inc.	306,895	9,957,007
Casio Computer Co., Ltd.	65,000	1,063,521
Central Japan Railway Co.	44,600	9,289,191
Chubu Electric Power Co., Inc.	189,100	2,918,523
Chugai Pharmaceutical Co., Ltd.	71,400	3,631,811
Coca-Cola Bottlers Japan Holdings, Inc.	39,400	1,420,680
Concordia Financial Group Ltd.	334,800	1,800,096
Credit Saison Co., Ltd.	56,700	885,172
CyberAgent, Inc.	32,200	1,691,852
CYBERDYNE, Inc. *(a)	40,352	475,628
Dai Nippon Printing Co., Ltd.	74,600	1,629,901
Dai-ichi Life Holdings, Inc.	331,300	6,255,432
Daicel Corp.	87,700	966,232
Daifuku Co., Ltd.	31,000	1,366,144
Daiichi Sankyo Co., Ltd.	177,100	7,345,652
Daikin Industries Ltd.	76,500	9,144,037
Daito Trust Construction Co., Ltd.	22,500	3,770,269
Daiwa House Industry Co., Ltd.	179,800	6,556,502
Daiwa House REIT Investment Corp.	561	1,387,773
Daiwa Securities Group, Inc.	482,000	2,811,259
Dena Co., Ltd.	39,500	744,995
Denso Corp.	133,400	6,598,640
Dentsu, Inc.	67,000	2,813,378
Disco Corp.	8,400	1,433,982
Don Quijote Holdings Co., Ltd.	37,200	1,738,881
East Japan Railway Co.	94,760	8,863,101
Eisai Co., Ltd.	77,300	6,654,923
Electric Power Development Co., Ltd.	49,900	1,355,283
FamilyMart UNY Holdings Co., Ltd.	22,700	2,118,380
Fanuc Corp.	59,800	12,058,124
Fast Retailing Co., Ltd.	17,900	7,839,406
Security	Number of Shares	Value ($)
Fuji Electric Co., Ltd.	168,000	1,241,019
FUJIFILM Holdings Corp.	118,511	4,891,515
Fujitsu Ltd.	613,000	4,177,856
Fukuoka Financial Group, Inc.	218,000	1,193,155
Hakuhodo DY Holdings, Inc.	66,500	1,021,112
Hamamatsu Photonics K.K.	44,900	1,905,625
Hankyu Hanshin Holdings, Inc.	69,000	2,747,884
Hikari Tsushin, Inc.	6,700	1,125,940
Hino Motors Ltd.	80,000	903,858
Hirose Electric Co., Ltd.	10,064	1,227,108
Hisamitsu Pharmaceutical Co., Inc.	18,400	1,346,905
Hitachi Chemical Co., Ltd.	28,300	560,431
Hitachi Construction Machinery Co., Ltd.	32,700	1,051,702
Hitachi High-Technologies Corp.	20,500	837,224
Hitachi Ltd.	1,487,079	10,395,809
Hitachi Metals Ltd.	59,800	648,070
Honda Motor Co., Ltd.	506,239	15,455,798
Hoshizaki Corp.	16,100	1,621,587
Hoya Corp.	118,707	7,143,159
Hulic Co., Ltd.	82,600	810,621
Idemitsu Kosan Co., Ltd.	44,000	1,981,993
IHI Corp.	46,800	1,643,627
Iida Group Holdings Co., Ltd.	48,900	959,073
Inpex Corp.	321,500	3,529,710
Isetan Mitsukoshi Holdings Ltd.	105,300	1,272,529
Isuzu Motors Ltd.	177,400	2,400,705
ITOCHU Corp.	432,300	7,676,089
J. Front Retailing Co., Ltd.	72,600	1,064,253
Japan Airlines Co., Ltd.	39,400	1,454,429
Japan Airport Terminal Co., Ltd.	12,900	613,868
Japan Exchange Group, Inc.	164,400	2,924,392
Japan Post Bank Co., Ltd.	127,000	1,524,011
Japan Post Holdings Co., Ltd.	493,300	5,439,012
Japan Prime Realty Investment Corp.	246	886,299
Japan Real Estate Investment Corp.	390	2,042,793
Japan Retail Fund Investment Corp.	886	1,618,783
Japan Tobacco, Inc.	337,400	9,602,304
JFE Holdings, Inc.	155,300	3,155,741
JGC Corp.	67,900	1,317,551
JSR Corp.	59,600	1,145,978
JTEKT Corp.	68,100	987,580
JXTG Holdings, Inc.	992,400	7,275,682
Kajima Corp.	284,000	2,215,861
Kakaku.com, Inc.	40,500	852,953
Kamigumi Co., Ltd.	34,000	712,297
Kaneka Corp.	73,000	642,579
Kansai Paint Co., Ltd.	52,400	1,205,840
Kao Corp.	152,119	11,112,589
Kawasaki Heavy Industries Ltd.	42,900	1,261,388
KDDI Corp.	567,100	15,786,274
Keihan Holdings Co., Ltd.	29,600	1,077,819
Keikyu Corp.	76,100	1,245,970
Keio Corp.	31,400	1,542,021
Keisei Electric Railway Co., Ltd.	39,900	1,328,571
Keyence Corp.	30,400	16,080,634
Kikkoman Corp.	48,000	2,278,122
Kintetsu Group Holdings Co., Ltd.	55,600	2,212,556
Kirin Holdings Co., Ltd.	252,900	6,474,592
Kobayashi Pharmaceutical Co., Ltd.	15,100	1,260,552
Kobe Steel Ltd.	108,500	1,069,297
Koito Manufacturing Co., Ltd.	32,000	2,061,279
Komatsu Ltd.	291,009	8,598,762
Konami Holdings Corp.	28,500	1,340,892
Konica Minolta, Inc.	131,500	1,180,515
Kose Corp.	9,300	1,782,609
Kubota Corp.	302,100	5,071,664
Kuraray Co., Ltd.	94,500	1,335,652
Kurita Water Industries Ltd.	31,600	924,319

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kyocera Corp.	99,300	5,779,289
Kyowa Hakko Kirin Co., Ltd.	82,900	1,575,126
Kyushu Electric Power Co., Inc.	115,400	1,359,947
Kyushu Railway Co.	49,700	1,527,488
Lawson, Inc.	14,700	882,733
LINE Corp. *	22,700	991,685
Lion Corp.	69,000	1,249,352
LIXIL Group Corp.	80,200	1,643,945
M3, Inc.	63,900	2,436,586
Mabuchi Motor Co., Ltd.	14,500	714,420
Makita Corp.	72,500	3,261,492
Marubeni Corp.	474,000	3,618,833
Marui Group Co., Ltd.	63,900	1,269,637
Maruichi Steel Tube Ltd.	20,600	709,793
Mazda Motor Corp.	165,500	2,065,167
McDonald’s Holdings Co., Ltd.	19,800	946,788
Mebuki Financial Group, Inc.	250,980	896,793
Medipal Holdings Corp.	54,900	1,116,304
MEIJI Holdings Co., Ltd.	38,800	3,051,099
Minebea Mitsumi, Inc.	114,400	2,053,150
MISUMI Group, Inc.	85,700	2,189,534
Mitsubishi Chemical Holdings Corp.	387,100	3,390,783
Mitsubishi Corp.	422,300	11,804,567
Mitsubishi Electric Corp.	560,300	7,612,642
Mitsubishi Estate Co., Ltd.	363,502	6,307,706
Mitsubishi Gas Chemical Co., Inc.	51,500	1,150,663
Mitsubishi Heavy Industries Ltd.	96,500	3,623,683
Mitsubishi Materials Corp.	34,800	989,631
Mitsubishi Motors Corp.	203,200	1,553,445
Mitsubishi Tanabe Pharma Corp.	81,800	1,533,713
Mitsubishi UFJ Financial Group, Inc.	3,671,509	22,531,556
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	749,588
Mitsui & Co., Ltd.	525,100	8,800,694
Mitsui Chemicals, Inc.	59,600	1,605,214
Mitsui Fudosan Co., Ltd.	273,777	6,546,478
Mitsui O.S.K. Lines Ltd.	40,900	1,061,258
Mizuho Financial Group, Inc.	7,457,934	12,964,050
MS&AD Insurance Group Holdings, Inc.	147,762	4,525,901
Murata Manufacturing Co., Ltd.	55,574	9,724,103
Nabtesco Corp.	33,100	1,033,342
Nagoya Railroad Co., Ltd.	54,800	1,375,430
NEC Corp.	82,900	2,303,032
Nexon Co., Ltd. *	136,000	1,959,579
NGK Insulators Ltd.	83,400	1,464,631
NGK Spark Plug Co., Ltd.	46,900	1,354,318
NH Foods Ltd.	26,000	1,035,087
Nidec Corp.	68,700	9,978,694
Nikon Corp.	104,200	1,758,998
Nintendo Co., Ltd.	35,339	11,951,193
Nippon Building Fund, Inc.	424	2,360,598
Nippon Electric Glass Co., Ltd.	22,800	736,904
Nippon Express Co., Ltd.	24,500	1,603,745
Nippon Paint Holdings Co., Ltd.	46,900	2,049,626
Nippon Prologis REIT, Inc.	588	1,190,061
Nippon Steel & Sumitomo Metal Corp.	232,141	4,629,647
Nippon Telegraph & Telephone Corp.	214,956	9,942,476
Nippon Yusen K.K.	50,600	975,845
Nissan Chemical Corp.	40,900	1,833,611
Nissan Motor Co., Ltd.	712,396	6,738,624
Nisshin Seifun Group, Inc.	60,800	1,191,377
Nissin Foods Holdings Co., Ltd.	17,200	1,186,706
Nitori Holdings Co., Ltd.	24,800	3,737,523
Nitto Denko Corp.	52,600	3,816,449
NOK Corp.	27,900	560,878
Nomura Holdings, Inc.	1,056,200	5,007,870
Nomura Real Estate Holdings, Inc.	40,700	888,391
Security	Number of Shares	Value ($)
Nomura Real Estate Master Fund, Inc.	1,256	1,779,282
Nomura Research Institute Ltd.	33,700	1,619,536
NSK Ltd.	114,800	1,253,820
NTT Data Corp.	194,200	2,212,077
NTT DOCOMO, Inc.	428,900	11,041,997
Obayashi Corp.	189,700	1,980,500
Obic Co., Ltd.	21,200	1,821,234
Odakyu Electric Railway Co., Ltd.	89,200	1,889,323
Oji Holdings Corp.	251,000	1,489,327
Olympus Corp.	93,200	3,783,618
Omron Corp.	58,300	2,638,578
Ono Pharmaceutical Co., Ltd.	116,500	2,752,809
Oracle Corp., Japan	13,000	1,091,152
Oriental Land Co., Ltd.	61,500	6,687,195
ORIX Corp.	409,600	6,634,491
Osaka Gas Co., Ltd.	112,700	2,168,941
Otsuka Corp.	32,600	1,271,495
Otsuka Holdings Co., Ltd.	120,600	5,569,341
Panasonic Corp.	691,112	8,880,173
Park24 Co., Ltd.	31,400	881,110
Persol Holdings Co., Ltd.	51,300	1,118,247
Pola Orbis Holdings, Inc.	28,200	1,092,816
Rakuten, Inc.	268,820	1,895,059
Recruit Holdings Co., Ltd.	341,500	9,357,595
Renesas Electronics Corp. *	249,800	2,232,211
Resona Holdings, Inc.	657,000	3,736,832
Ricoh Co., Ltd.	214,500	2,094,074
Rinnai Corp.	9,800	848,736
Rohm Co., Ltd.	29,600	2,522,903
Ryohin Keikaku Co., Ltd.	7,100	2,278,846
Sankyo Co., Ltd.	16,700	658,099
Santen Pharmaceutical Co., Ltd.	117,000	1,956,997
SBI Holdings, Inc.	70,190	1,916,131
Secom Co., Ltd.	66,900	5,113,335
Sega Sammy Holdings, Inc.	49,800	794,584
Seibu Holdings, Inc.	63,800	1,076,645
Seiko Epson Corp.	90,400	1,631,962
Sekisui Chemical Co., Ltd.	119,600	2,140,678
Sekisui House Ltd.	192,900	3,288,076
Seven & i Holdings Co., Ltd.	237,003	9,679,173
Seven Bank Ltd.	211,400	639,911
SG Holdings Co., Ltd.	29,600	649,324
Sharp Corp. (a)	55,600	1,292,682
Shimadzu Corp.	66,000	1,882,148
Shimamura Co., Ltd.	7,700	720,537
Shimano, Inc.	23,400	3,374,470
Shimizu Corp.	184,000	1,925,818
Shin-Etsu Chemical Co., Ltd.	114,960	11,629,537
Shinsei Bank Ltd.	52,100	820,578
Shionogi & Co., Ltd.	86,900	4,743,223
Shiseido Co., Ltd.	117,000	8,619,444
Showa Shell Sekiyu K.K.	63,000	1,033,983
SMC Corp.	17,700	5,997,796
SoftBank Group Corp.	257,500	21,506,965
Sohgo Security Services Co., Ltd.	21,400	981,583
Sompo Holdings, Inc.	104,600	4,251,376
Sony Corp.	394,800	21,219,241
Sony Financial Holdings, Inc.	51,100	981,961
Stanley Electric Co., Ltd.	43,800	1,540,439
Start Today Co., Ltd.	62,600	2,517,865
Subaru Corp.	190,600	5,570,363
Sumco Corp.	78,100	1,671,086
Sumitomo Chemical Co., Ltd.	478,000	2,752,672
Sumitomo Corp.	342,900	5,646,443
Sumitomo Dainippon Pharma Co., Ltd.	47,700	925,687
Sumitomo Electric Industries Ltd.	233,800	3,596,578
Sumitomo Heavy Industries Ltd.	33,800	1,177,549

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sumitomo Metal Mining Co., Ltd.	73,600	2,645,682
Sumitomo Mitsui Financial Group, Inc.	417,646	16,575,422
Sumitomo Mitsui Trust Holdings, Inc.	105,200	4,178,715
Sumitomo Realty & Development Co., Ltd.	108,000	3,957,055
Sumitomo Rubber Industries Ltd.	51,000	845,252
Sundrug Co., Ltd.	22,100	885,167
Suntory Beverage & Food Ltd.	42,900	1,825,018
Suruga Bank Ltd.	45,900	411,249
Suzuken Co., Ltd.	21,100	923,982
Suzuki Motor Corp.	106,200	6,246,463
Sysmex Corp.	53,200	5,044,758
T&D Holdings, Inc.	174,600	2,608,885
Taiheiyo Cement Corp.	39,600	1,251,272
Taisei Corp.	65,400	3,637,161
Taisho Pharmaceutical Holdings Co., Ltd.	10,900	1,234,755
Taiyo Nippon Sanso Corp.	44,900	689,691
Takashimaya Co., Ltd.	104,000	871,000
Takeda Pharmaceutical Co., Ltd.	222,500	9,394,591
TDK Corp.	40,700	4,360,471
Teijin Ltd.	59,400	1,109,420
Terumo Corp.	93,500	5,136,528
The Bank of Kyoto Ltd.	18,800	910,828
The Chiba Bank Ltd.	185,000	1,320,616
The Chugoku Electric Power Co., Inc.	91,700	1,206,620
The Kansai Electric Power Co., Inc.	220,000	3,131,798
The Shizuoka Bank Ltd.	146,000	1,349,407
The Yokohama Rubber Co., Ltd.	33,900	726,126
THK Co., Ltd.	38,200	1,040,572
Tobu Railway Co., Ltd.	64,400	1,898,363
Toho Co., Ltd.	36,000	1,074,940
Toho Gas Co., Ltd.	25,400	867,749
Tohoku Electric Power Co., Inc.	126,800	1,614,769
Tokio Marine Holdings, Inc.	206,999	9,848,169
Tokyo Century Corp.	13,000	710,507
Tokyo Electric Power Co. Holdings, Inc. *	464,190	2,224,320
Tokyo Electron Ltd.	48,500	8,502,045
Tokyo Gas Co., Ltd.	114,040	2,785,472
Tokyo Tatemono Co., Ltd.	64,500	868,443
Tokyu Corp.	150,000	2,582,473
Tokyu Fudosan Holdings Corp.	176,000	1,196,349
Toppan Printing Co., Ltd.	169,000	1,300,334
Toray Industries, Inc.	437,000	3,386,667
Toshiba Corp. *	1,998,178	6,105,848
Tosoh Corp.	86,500	1,412,819
TOTO Ltd.	45,800	2,140,421
Toyo Seikan Group Holdings Ltd.	52,000	958,926
Toyo Suisan Kaisha Ltd.	30,800	1,114,818
Toyoda Gosei Co., Ltd.	18,000	456,745
Toyota Industries Corp.	48,000	2,716,953
Toyota Motor Corp.	711,503	46,767,864
Toyota Tsusho Corp.	65,800	2,249,250
Trend Micro, Inc.	36,300	2,144,843
Tsuruha Holdings, Inc.	10,800	1,328,549
Unicharm Corp.	127,300	3,876,736
United Urban Investment Corp.	928	1,442,962
USS Co., Ltd.	63,400	1,203,259
West Japan Railway Co.	50,300	3,516,467
Yahoo Japan Corp.	439,900	1,673,642
Yakult Honsha Co., Ltd.	33,100	2,386,841
Yamada Denki Co., Ltd.	173,800	862,071
Yamaguchi Financial Group, Inc.	67,000	759,266
Yamaha Corp.	42,500	1,988,720
Yamaha Motor Co., Ltd.	82,900	2,188,556
Yamato Holdings Co., Ltd.	95,000	2,753,412
Yamazaki Baking Co., Ltd.	35,600	885,266
Security	Number of Shares	Value ($)
Yaskawa Electric Corp.	74,100	2,450,541
Yokogawa Electric Corp.	71,800	1,277,025
		1,080,333,812

Netherlands 3.6%
ABN AMRO Group N.V. CVA	133,963	3,707,554
Aegon N.V.	542,504	3,576,209
AerCap Holdings N.V. *	40,380	2,266,529
Akzo Nobel N.V.	77,459	7,154,183
ASML Holding N.V.	127,935	27,399,613
Coca-Cola European Partners plc	66,540	2,744,110
Heineken Holding N.V.	35,843	3,465,943
Heineken N.V.	80,511	8,134,978
ING Groep N.V.	1,209,455	18,488,635
Koninklijke Ahold Delhaize N.V.	386,067	9,817,939
Koninklijke DSM N.V.	57,269	6,103,723
Koninklijke KPN N.V.	1,087,360	3,143,801
Koninklijke Philips N.V.	290,803	12,766,120
Koninklijke Vopak N.V.	22,676	1,066,596
NN Group N.V.	97,929	4,326,223
NXP Semiconductors N.V. *	107,103	10,211,200
Randstad N.V.	36,276	2,295,839
RELX N.V.	297,783	6,476,391
Unilever N.V. CVA	478,963	27,631,832
Wolters Kluwer N.V.	91,915	5,535,016
		166,312,434

New Zealand 0.2%
a2 Milk Co., Ltd. *	225,530	1,610,782
Auckland International Airport Ltd.	297,559	1,354,766
Fisher & Paykel Healthcare Corp., Ltd.	183,780	1,855,796
Fletcher Building Ltd.	250,293	1,199,435
Meridian Energy Ltd.	422,027	903,781
Ryman Healthcare Ltd.	126,203	1,047,225
Spark New Zealand Ltd.	556,130	1,468,399
		9,440,184

Norway 0.7%
Aker BP A.S.A.	32,477	1,160,434
DNB A.S.A.	308,239	6,206,930
Equinor A.S.A.	358,736	9,518,058
Gjensidige Forsikring A.S.A.	60,359	968,823
Marine Harvest A.S.A.	129,298	2,827,254
Norsk Hydro A.S.A.	427,020	2,435,737
Orkla A.S.A.	259,017	2,191,750
Schibsted A.S.A., B Shares	28,945	938,390
Telenor A.S.A.	229,450	4,488,503
Yara International A.S.A.	55,253	2,436,220
		33,172,099

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	470,491	—
EDP — Energias de Portugal S.A.	787,026	3,210,925
Galp Energia, SGPS, S.A.	155,641	3,196,576
Jeronimo Martins, SGPS, S.A.	86,083	1,279,118
		7,686,619

Singapore 1.3%
Ascendas Real Estate Investment Trust	778,500	1,575,437
CapitaLand Commercial Trust	786,000	1,012,457
CapitaLand Ltd.	784,500	1,863,620
CapitaLand Mall Trust	797,800	1,268,161
City Developments Ltd.	139,100	1,025,291

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ComfortDelGro Corp., Ltd.	680,500	1,176,267
DBS Group Holdings Ltd.	555,046	10,920,704
Genting Singapore Ltd.	1,869,700	1,757,973
Golden Agri-Resources Ltd.	2,252,500	464,003
Jardine Cycle & Carriage Ltd.	35,600	881,381
Keppel Corp., Ltd.	471,200	2,381,863
Oversea-Chinese Banking Corp., Ltd.	981,271	8,359,614
SATS Ltd.	190,900	728,879
Sembcorp Industries Ltd.	278,900	549,604
Singapore Airlines Ltd.	178,800	1,297,435
Singapore Exchange Ltd.	226,900	1,242,021
Singapore Press Holdings Ltd.	562,200	1,203,669
Singapore Technologies Engineering Ltd.	442,400	1,113,068
Singapore Telecommunications Ltd.	2,534,337	5,981,082
Suntec Real Estate Investment Trust	658,200	891,706
United Overseas Bank Ltd.	416,733	8,286,934
UOL Group Ltd.	166,967	881,593
Venture Corp., Ltd.	84,900	1,043,981
Wilmar International Ltd.	578,500	1,332,312
Yangzijiang Shipbuilding Holdings Ltd.	648,800	452,221
		57,691,276

Spain 3.0%
ACS Actividades de Construccion y Servicios S.A.	83,630	3,665,235
Aena SME S.A.	21,355	3,877,524
Amadeus IT Group S.A.	136,092	11,609,457
Banco Bilbao Vizcaya Argentaria S.A.	2,062,109	15,106,291
Banco De Sabadell S.A.	1,726,980	2,875,016
Banco Santander S.A.	5,027,548	28,245,342
Bankia S.A.	363,961	1,430,770
Bankinter S.A.	207,372	2,000,152
CaixaBank S.A.	1,100,265	5,062,183
Enagas S.A.	67,202	1,878,738
Endesa S.A.	102,105	2,361,136
Ferrovial S.A.	146,853	3,031,191
Grifols S.A.	91,194	2,648,198
Iberdrola S.A.	1,796,063	13,964,198
Iberdrola S.A. — Interim Shares *(b)	51,316	398,977
Industria de Diseno Textil S.A.	337,046	11,045,204
International Consolidated Airlines Group S.A.	194,714	1,808,238
Mapfre S.A.	373,991	1,173,716
Naturgy Energy Group S.A.	103,265	2,797,326
Red Electrica Corp. S.A.	132,868	2,816,156
Repsol S.A.	427,238	8,474,251
Siemens Gamesa Renewable Energy S.A. *(a)	74,915	1,056,748
Telefonica S.A.	1,454,102	13,065,863
		140,391,910

Sweden 2.6%
Alfa Laval AB	95,435	2,623,460
Assa Abloy AB, Class B	306,359	6,047,676
Atlas Copco AB, A Shares	210,842	6,037,757
Atlas Copco AB, B Shares	123,884	3,246,677
Boliden AB	82,039	2,442,119
Electrolux AB, B Shares	75,101	1,761,583
Epiroc AB, Class A *	209,481	2,508,164
Epiroc AB, Class B *	123,884	1,312,814
Essity AB, Class B	188,016	4,703,126
Hennes & Mauritz AB, B Shares	269,184	4,191,092
Hexagon AB, B Shares	80,532	4,908,376
Husqvarna AB, B Shares	137,067	1,082,904
ICA Gruppen AB (a)	24,300	805,662
Industrivarden AB, C Shares	50,071	1,054,626
Security	Number of Shares	Value ($)
Investor AB, B Shares	144,721	6,304,026
Kinnevik AB, Class B	71,449	2,465,973
LE Lundbergfortagen AB, B Shares	21,024	686,994
Lundin Petroleum AB	58,162	1,917,694
Millicom International Cellular S.A. SDR	20,909	1,339,425
Nordea Bank AB	939,807	9,988,136
Sandvik AB	352,090	6,438,203
Securitas AB, B Shares	99,691	1,793,637
Skandinaviska Enskilda Banken AB, A Shares	504,326	5,391,294
Skanska AB, B Shares	101,465	1,908,598
SKF AB, B Shares	123,658	2,538,744
Svenska Handelsbanken AB, A Shares	477,250	5,895,236
Swedbank AB, A Shares	281,880	6,665,702
Swedish Match AB	56,106	3,067,162
Tele2 AB, B Shares	111,029	1,489,826
Telefonaktiebolaget LM Ericsson, B Shares	959,708	7,533,947
Telia Co. AB	885,365	4,258,766
Volvo AB, B Shares	491,534	8,625,934
		121,035,333

Switzerland 8.0%
ABB Ltd.	576,235	13,227,792
Adecco Group AG	49,543	3,045,764
Baloise Holding AG	14,724	2,296,055
Barry Callebaut AG	645	1,098,868
Chocoladefabriken Lindt & Spruengli AG	371	4,973,589
Cie Financiere Richemont S.A.	161,532	14,146,788
Clariant AG *	64,148	1,533,863
Credit Suisse Group AG *	788,085	12,674,389
Dufry AG *	10,143	1,342,103
EMS-Chemie Holding AG	2,363	1,515,558
Geberit AG	11,690	5,205,259
Givaudan S.A.	2,901	6,790,381
Julius Baer Group Ltd. *	70,610	3,873,638
Kuehne & Nagel International AG	17,307	2,762,194
LafargeHolcim Ltd. *	149,540	7,625,676
Lonza Group AG *	22,712	6,991,146
Nestle S.A.	965,929	78,716,788
Novartis AG	691,028	57,992,250
Pargesa Holding S.A.	11,548	964,553
Partners Group Holding AG	5,332	4,046,276
Roche Holding AG	218,691	53,720,638
Schindler Holding AG	19,291	4,450,082
SGS S.A.	1,670	4,353,124
Sika AG	40,260	5,716,450
Sonova Holding AG	17,403	3,208,440
Straumann Holding AG	3,207	2,490,319
Swiss Life Holding AG *	10,824	3,881,254
Swiss Prime Site AG *	21,925	2,009,261
Swiss Re AG	98,204	9,003,663
Swisscom AG	8,029	3,769,580
Temenos AG *	18,736	3,015,585
The Swatch Group AG	16,240	1,336,498
The Swatch Group AG — Bearer Shares	9,786	4,380,121
UBS Group AG *	1,202,817	19,770,026
Vifor Pharma AG	14,394	2,722,671
Zurich Insurance Group AG	47,100	14,443,234
		369,093,876

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Kingdom 17.5%
3i Group plc	305,340	3,792,253
Admiral Group plc	64,014	1,664,024
Anglo American plc	324,329	7,341,455
Antofagasta plc	124,623	1,636,685
Ashtead Group plc	156,858	4,815,448
Associated British Foods plc	112,132	3,610,060
AstraZeneca plc	393,836	30,315,991
Auto Trader Group plc	279,600	1,559,567
Aviva plc	1,227,848	8,046,969
Babcock International Group plc	74,455	697,917
BAE Systems plc	990,483	8,478,859
Barclays plc	5,265,952	13,395,548
Barratt Developments plc	326,354	2,285,755
BHP Billiton plc	659,000	15,166,036
BP plc	6,192,378	46,538,442
British American Tobacco plc	713,542	39,225,008
BT Group plc	2,661,644	8,142,190
Bunzl plc	108,648	3,228,379
Burberry Group plc	126,033	3,481,271
Carnival plc	58,239	3,380,625
Centrica plc	1,729,778	3,377,249
Coca-Cola HBC AG *	64,058	2,299,172
Compass Group plc	491,223	10,565,877
ConvaTec Group plc	395,905	1,136,736
Croda International plc	42,911	2,895,039
DCC plc	28,996	2,682,628
Diageo plc	762,641	27,979,360
Direct Line Insurance Group plc	414,791	1,871,472
easyJet plc	47,046	999,090
Experian plc	282,782	6,942,917
Ferguson plc	74,159	5,848,384
Fresnillo plc	63,457	864,285
G4S plc	491,411	1,778,601
GlaxoSmithKline plc	1,539,969	31,985,531
Glencore plc *	3,591,792	15,751,562
GVC Holdings plc	177,408	2,725,664
Hammerson plc	244,700	1,673,522
Hargreaves Lansdown plc	92,229	2,512,464
HSBC Holdings plc	6,216,628	59,532,261
Imperial Brands plc	297,346	11,387,668
Informa plc	398,576	4,128,628
InterContinental Hotels Group plc	57,180	3,529,216
Intertek Group plc	50,840	3,921,916
Investec plc	206,987	1,498,371
ITV plc	1,114,292	2,408,296
J. Sainsbury plc	556,697	2,387,266
John Wood Group plc	210,153	1,792,975
Johnson Matthey plc	58,823	2,898,087
Kingfisher plc	693,004	2,694,260
Land Securities Group plc	226,023	2,794,649
Legal & General Group plc	1,821,218	6,267,410
Lloyds Banking Group plc	22,360,143	18,328,117
London Stock Exchange Group plc	98,230	5,661,300
Marks & Spencer Group plc	476,114	1,924,286
Mediclinic International plc	106,745	716,538
Meggitt plc	241,376	1,804,964
Melrose Industries plc	1,486,725	4,206,913
Merlin Entertainments plc	208,825	1,079,508
Micro Focus International plc	130,403	2,127,842
Mondi plc	110,249	3,031,350
National Grid plc	1,049,937	11,216,435
Next plc	44,210	3,441,937
NMC Health plc	32,992	1,641,028
Pearson plc	249,978	3,027,754
Persimmon plc	96,120	3,126,262
Prudential plc	803,958	18,968,208
Randgold Resources Ltd.	28,199	2,087,896
Security	Number of Shares	Value ($)
Reckitt Benckiser Group plc	208,468	18,585,039
RELX plc	332,628	7,247,085
Rio Tinto plc	373,241	20,491,252
Rolls-Royce Holdings plc *	515,697	6,704,848
Royal Bank of Scotland Group plc *	1,463,967	4,895,743
Royal Dutch Shell plc, A Shares	1,428,844	48,962,027
Royal Dutch Shell plc, B Shares	1,165,690	40,830,864
Royal Mail plc	272,742	1,678,059
RSA Insurance Group plc	331,110	2,800,365
Schroders plc	40,621	1,658,599
Segro plc	307,081	2,676,636
Severn Trent plc	73,807	1,873,238
Shire plc	283,781	16,162,490
Sky plc	321,714	6,427,645
Smith & Nephew plc	270,487	4,683,226
Smiths Group plc	119,063	2,516,210
SSE plc	319,840	5,241,029
St. James’s Place plc	171,819	2,718,576
Standard Chartered plc	876,367	7,902,496
Standard Life Aberdeen plc	847,473	3,471,368
Taylor Wimpey plc	1,036,244	2,378,038
Tesco plc	3,010,613	10,281,257
The Berkeley Group Holdings plc	39,738	1,945,031
The British Land Co., plc	278,052	2,408,169
The Sage Group plc	343,440	2,800,735
The Weir Group plc	75,079	1,923,928
Travis Perkins plc	80,634	1,265,377
TUI AG	136,507	2,920,253
Unilever plc	381,220	21,777,173
United Utilities Group plc	199,464	1,882,328
Vodafone Group plc	8,235,810	20,119,759
Whitbread plc	54,590	2,804,295
WM Morrison Supermarkets plc	699,671	2,399,085
WPP plc	392,330	6,136,816
		806,892,415
Total Common Stock
(Cost $3,598,446,398)		4,539,894,981

Preferred Stock 0.6% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	16,863	1,396,401
Fuchs Petrolub SE	20,460	1,155,148
Henkel AG & Co. KGaA	56,422	7,080,293
Porsche Automobil Holding SE	47,581	3,218,390
Sartorius AG	11,055	1,797,280
Schaeffler AG	46,816	641,805
Volkswagen AG	58,474	10,417,857
Total Preferred Stock
(Cost $22,906,173)		25,707,174

Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.83% (c)	3,699,897	3,699,897
Total Other Investment Company
(Cost $3,699,897)		3,699,897

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.5% of net assets

Time Deposits 0.5%
Barclays Capital, Inc.
U.S. Dollar
1.27%, 08/01/18 (d)	5,374,789	5,374,789
BNP Paribas
Euro
(0.57%), 08/01/18 (d)	57,403	67,124
U.S. Dollar
1.27%, 08/01/18 (d)	7,273,380	7,273,380
Brown Brothers Harriman
Australian Dollar
0.78%, 08/01/18 (d)	3,347	2,487
Danish Krone
(0.70%), 08/01/18 (d)	658	103
New Zealand Dollar
1.00%, 08/01/18 (d)	1	1
Swedish Krona
(0.93%), 08/01/18 (d)	62	7
Swiss Franc
(1.49%), 08/02/18 (d)	840	848
Citibank
Pound Sterling
0.25%, 08/01/18 (d)	157,682	206,965
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.21%), 08/01/18 (d)	2,946,849	26,355
U.S. Dollar
1.27%, 08/01/18 (d)	9,319,666	9,319,666
The Hongkong and Shanghai Banking Corp.
Hong Kong Dollar
0.30%, 08/01/18 (d)	231,327	29,472
Total Short-Term Investments
(Cost $22,301,197)		22,301,197

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/21/18	336	33,672,240	392,409
At July 31, 2018, the values of certain foreign securities held by the fund aggregating $4,501,646,961 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,529,421.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$1,024,107,890	$—	$1,024,107,890
France	12,782,243	493,254,268	—	506,036,511
Germany	2,004,587	414,277,476	—	416,282,063
Hong Kong	2,938,769	161,138,297	—	164,077,066
Ireland	8,208,238	16,673,695	—	24,881,933
Israel	11,665,059	12,500,660	—	24,165,719
Japan	1,779,282	1,078,554,530	—	1,080,333,812
Netherlands	15,221,839	151,090,595	—	166,312,434
Portugal	—	7,686,619	— *	7,686,619
Singapore	1,757,973	55,933,303	—	57,691,276
Spain	—	139,992,933	398,977	140,391,910
Sweden	3,820,978	117,214,355	—	121,035,333
United Kingdom	3,377,249	803,515,166	—	806,892,415

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stock[1]	$—	$25,707,174	$—	$25,707,174
Other Investment Company[1]	3,699,897	—	—	3,699,897
Short-Term Investments[1]	—	22,301,197	—	22,301,197
Futures Contracts[2]	392,409	—	—	392,409
Total	$67,648,523	$4,523,948,158	$398,977	$4,591,995,658
*	Level 3 amount shown includes securities determined to have no value at July 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $62,783,619 and $6,649,574 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation procedures approved by the Board of Trustees. There were no transfers in or out of Level 3 during the period. Fund Investments in underlying mututal funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JUL18

Schwab Capital Trust
Schwab Core Equity Fund™

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Banks 5.4%
Bank of America Corp.	283,931	8,767,789
CIT Group, Inc.	156,940	8,306,834
Citigroup, Inc.	758,900	54,557,321
Citizens Financial Group, Inc.	223,923	8,907,657
JPMorgan Chase & Co.	103,882	11,941,236
Regions Financial Corp.	685,880	12,764,227
The PNC Financial Services Group, Inc.	108,281	15,682,337
Wells Fargo & Co.	93,052	5,330,949
		126,258,350

Capital Goods 7.7%
Allison Transmission Holdings, Inc.	606,669	28,513,443
EMCOR Group, Inc.	119,642	9,206,452
Honeywell International, Inc.	90,010	14,370,096
Illinois Tool Works, Inc.	128,411	18,405,149
Masco Corp.	725,231	29,248,566
Owens Corning	178,244	11,090,342
PACCAR, Inc.	284,433	18,692,937
The Boeing Co.	139,417	49,674,277
		179,201,262

Commercial & Professional Services 1.4%
ManpowerGroup, Inc.	65,852	6,141,358
Robert Half International, Inc.	246,892	18,704,538
The Dun & Bradstreet Corp.	62,560	7,875,678
		32,721,574

Consumer Durables & Apparel 1.9%
Deckers Outdoor Corp. *	53,539	6,040,805
Michael Kors Holdings Ltd. *	353,071	23,560,428
Polaris Industries, Inc.	43,530	4,588,933
Ralph Lauren Corp.	67,206	9,071,466
		43,261,632

Consumer Services 2.1%
Las Vegas Sands Corp.	493,018	35,447,994
McDonald's Corp.	18,781	2,958,759
Wyndham Destinations, Inc.	236,311	10,898,663
		49,305,416

Diversified Financials 5.7%
Affiliated Managers Group, Inc.	189,145	30,265,091
Ameriprise Financial, Inc.	86,351	12,578,750
BlackRock, Inc.	12,324	6,196,014
Capital One Financial Corp.	310,461	29,282,682
Discover Financial Services	153,939	10,992,784
Evercore, Inc., Class A	79,975	9,037,175
Lazard Ltd., Class A	69,449	3,771,081
Security	Number of Shares	Value ($)
Morgan Stanley	252,248	12,753,659
Santander Consumer USA Holdings, Inc.	148,500	2,857,140
SEI Investments Co.	28,457	1,705,713
Synchrony Financial	418,214	12,103,113
		131,543,202

Energy 5.9%
Chevron Corp.	339,009	42,806,667
ConocoPhillips	723,146	52,189,447
Exxon Mobil Corp.	217,910	17,761,844
Marathon Oil Corp.	255,327	5,392,506
TechnipFMC plc	152,171	4,953,166
Valero Energy Corp.	107,486	12,720,968
		135,824,598

Food & Staples Retailing 0.4%
The Kroger Co.	195,011	5,655,319
Walmart, Inc.	52,178	4,655,843
		10,311,162

Food, Beverage & Tobacco 3.5%
Flowers Foods, Inc.	606,067	12,363,767
General Mills, Inc.	111,180	5,120,951
Ingredion, Inc.	187,457	18,989,394
Molson Coors Brewing Co., Class B	277,524	18,594,108
PepsiCo, Inc.	150,891	17,352,465
Pilgrim's Pride Corp. *	317,778	5,662,804
Tyson Foods, Inc., Class A	40,424	2,330,443
		80,413,932

Health Care Equipment & Services 5.6%
Anthem, Inc.	68,294	17,278,382
Centene Corp. *	86,390	11,259,209
Cerner Corp. *	121,413	7,537,319
Danaher Corp.	94,989	9,743,972
Haemonetics Corp. *	5,618	548,542
Hill-Rom Holdings, Inc.	79,290	7,469,118
McKesson Corp.	34,577	4,342,871
UnitedHealth Group, Inc.	123,102	31,171,888
Varian Medical Systems, Inc. *	341,725	39,452,151
		128,803,452

Household & Personal Products 1.3%
Energizer Holdings, Inc.	227,150	14,464,912
Herbalife Nutrition Ltd. *	187,758	9,693,945
The Procter & Gamble Co.	83,125	6,723,150
		30,882,007

1

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 2.9%
Aflac, Inc.	219,054	10,194,773
Prudential Financial, Inc.	94,779	9,564,149
The Allstate Corp.	449,556	42,761,767
The Travelers Cos., Inc.	36,092	4,697,013
		67,217,702

Materials 3.7%
Berry Global Group, Inc. *	372,530	18,198,090
Domtar Corp.	93,599	4,513,344
Freeport-McMoRan, Inc.	151,276	2,496,054
Huntsman Corp.	616,673	20,677,046
LyondellBasell Industries N.V., Class A	178,310	19,754,965
PolyOne Corp.	151,711	6,804,238
Westlake Chemical Corp.	115,994	12,436,877
		84,880,614

Media 1.4%
Comcast Corp., Class A	891,708	31,905,312

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
AbbVie, Inc.	152,307	14,047,275
Amgen, Inc.	242,078	47,580,431
Biogen, Inc. *	35,644	11,918,284
Celgene Corp. *	72,992	6,575,849
Charles River Laboratories International, Inc. *	50,237	6,244,459
Eli Lilly & Co.	149,633	14,785,237
Gilead Sciences, Inc.	147,907	11,511,602
Johnson & Johnson	363,560	48,178,971
Pfizer, Inc.	559,763	22,351,336
Waters Corp. *	53,595	10,572,686
		193,766,130

Real Estate 3.1%
American Tower Corp.	190,542	28,245,946
Senior Housing Properties Trust	874,330	15,598,047
Spirit Realty Capital, Inc.	218,653	1,830,126
Weyerhaeuser Co.	775,910	26,520,604
		72,194,723

Retailing 7.1%
Amazon.com, Inc. *	40,946	72,779,058
Best Buy Co., Inc.	343,447	25,768,829
Booking Holdings, Inc. *	12,317	24,987,744
Foot Locker, Inc.	120,867	5,899,518
Kohl's Corp.	38,385	2,835,500
Qurate Retail, Inc. *	911,221	19,399,895
The Home Depot, Inc.	64,269	12,694,413
		164,364,957

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	412,319	19,832,544
Lam Research Corp.	56,395	10,751,143
Micron Technology, Inc. *	451,829	23,852,053
NVIDIA Corp.	23,082	5,651,858
		60,087,598

Security	Number of Shares	Value ($)
Software & Services 16.9%
Accenture plc, Class A	144,507	23,024,300
Adobe Systems, Inc. *	51,003	12,479,414
Alphabet, Inc., Class A *	47,109	57,813,107
Alphabet, Inc., Class C *	10,791	13,135,453
CACI International, Inc., Class A *	34,179	5,988,161
Cadence Design Systems, Inc. *	241,393	10,643,017
Citrix Systems, Inc. *	198,747	21,856,208
Cognizant Technology Solutions Corp., Class A	108,828	8,869,482
eBay, Inc. *	674,025	22,546,136
Facebook, Inc., Class A *	185,769	32,060,014
International Business Machines Corp.	256,015	37,104,254
Intuit, Inc.	152,976	31,243,818
Microsoft Corp.	885,450	93,928,536
Visa, Inc., Class A	149,959	20,505,394
		391,197,294

Technology Hardware & Equipment 6.3%
Apple, Inc.	519,705	98,894,664
HP, Inc.	958,817	22,129,496
NetApp, Inc.	166,088	12,875,142
Western Digital Corp.	173,730	12,187,160
		146,086,462

Telecommunication Services 0.6%
Verizon Communications, Inc.	262,859	13,574,039

Transportation 2.1%
CSX Corp.	78,687	5,561,597
Delta Air Lines, Inc.	676,242	36,801,090
Landstar System, Inc.	60,480	6,722,352
		49,085,039

Utilities 3.9%
Exelon Corp.	531,235	22,577,487
FirstEnergy Corp.	858,735	30,424,981
NRG Energy, Inc.	423,282	13,405,341
Portland General Electric Co.	247,810	11,240,662
UGI Corp.	230,816	12,265,562
		89,914,033
Total Common Stock
(Cost $1,860,557,814)		2,312,800,490

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83% (a)	8,744,874	8,744,874
Total Other Investment Company
(Cost $8,744,874)		8,744,874
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

2

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,312,800,490	$—	$—	$2,312,800,490
Other Investment Company[1]	8,744,874	—	—	8,744,874
Total	$2,321,545,364	$—	$—	$2,321,545,364
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
3

Schwab Capital Trust
Schwab Dividend Equity Fund™

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.3%
Dana, Inc.	212,395	4,534,633

Banks 11.8%
Bank of America Corp.	458,434	14,156,442
CIT Group, Inc.	272,094	14,401,936
Citigroup, Inc.	571,129	41,058,464
Citizens Financial Group, Inc.	456,762	18,169,992
JPMorgan Chase & Co.	269,396	30,967,070
MGIC Investment Corp. *	209,410	2,613,437
Regions Financial Corp.	1,393,281	25,928,959
The PNC Financial Services Group, Inc.	94,673	13,711,491
Wells Fargo & Co.	17,160	983,096
		161,990,887

Capital Goods 8.0%
Allison Transmission Holdings, Inc.	503,946	23,685,462
Caterpillar, Inc.	63,781	9,171,708
Cummins, Inc.	4,969	709,623
EMCOR Group, Inc.	158,678	12,210,272
General Electric Co.	573,498	7,816,778
Illinois Tool Works, Inc.	28,632	4,103,824
Masco Corp.	336,786	13,582,579
Owens Corning	177,123	11,020,593
PACCAR, Inc.	49,448	3,249,723
The Boeing Co.	67,151	23,925,901
		109,476,463

Commercial & Professional Services 0.2%
The Dun & Bradstreet Corp.	24,817	3,124,212

Consumer Durables & Apparel 1.2%
Michael Kors Holdings Ltd. *	200,769	13,397,315
Polaris Industries, Inc.	17,926	1,889,759
Whirlpool Corp.	6,752	885,187
		16,172,261

Consumer Services 1.7%
Carnival Corp.	53,373	3,161,817
Las Vegas Sands Corp.	163,516	11,756,800
Wyndham Destinations, Inc.	182,626	8,422,711
		23,341,328

Diversified Financials 8.9%
Affiliated Managers Group, Inc.	114,083	18,254,421
Ameriprise Financial, Inc.	47,425	6,908,400
Berkshire Hathaway, Inc., Class B *	44,563	8,817,681
Capital One Financial Corp.	304,273	28,699,029
Discover Financial Services	164,432	11,742,089
Security	Number of Shares	Value ($)
Evercore, Inc., Class A	12,853	1,452,389
Lazard Ltd., Class A	156,305	8,487,361
Morgan Stanley	424,905	21,483,197
Santander Consumer USA Holdings, Inc.	613,646	11,806,549
SEI Investments Co.	30,719	1,841,297
Synchrony Financial	119,438	3,456,536
		122,948,949

Energy 9.9%
Chevron Corp.	298,592	37,703,212
ConocoPhillips	498,656	35,988,004
Exxon Mobil Corp.	334,946	27,301,448
Halliburton Co.	193,548	8,210,306
Marathon Oil Corp.	166,477	3,515,994
Valero Energy Corp.	195,625	23,152,219
		135,871,183

Food & Staples Retailing 0.3%
Walmart, Inc.	47,944	4,278,043

Food, Beverage & Tobacco 4.0%
Flowers Foods, Inc.	587,248	11,979,859
Molson Coors Brewing Co., Class B	207,770	13,920,590
PepsiCo, Inc.	188,589	21,687,735
Pilgrim's Pride Corp. *	208,840	3,721,529
TreeHouse Foods, Inc. *	35,855	1,702,754
Tyson Foods, Inc., Class A	42,881	2,472,090
		55,484,557

Health Care Equipment & Services 5.9%
Abbott Laboratories	287,724	18,857,431
Express Scripts Holding Co. *	262,099	20,826,386
Hill-Rom Holdings, Inc.	48,549	4,573,316
McKesson Corp.	40,766	5,120,210
UnitedHealth Group, Inc.	30,917	7,828,803
Varian Medical Systems, Inc. *	203,927	23,543,372
		80,749,518

Household & Personal Products 1.5%
Energizer Holdings, Inc.	171,852	10,943,535
The Estee Lauder Cos., Inc., Class A	30,458	4,110,003
The Procter & Gamble Co.	66,619	5,388,145
		20,441,683

Insurance 4.5%
Aflac, Inc.	96,703	4,500,557
American National Insurance Co.	11,805	1,522,727
CNA Financial Corp.	95,987	4,490,272
CNO Financial Group, Inc.	154,274	3,139,476
Lincoln National Corp.	22,477	1,530,684
Prudential Financial, Inc.	87,194	8,798,746
The Allstate Corp.	292,828	27,853,799

4

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Travelers Cos., Inc.	69,662	9,065,813
Unum Group	35,645	1,416,176
		62,318,250

Materials 4.9%
Berry Global Group, Inc. *	386,815	18,895,913
Celanese Corp., Series A	46,679	5,513,256
Domtar Corp.	86,850	4,187,907
Huntsman Corp.	180,978	6,068,192
LyondellBasell Industries N.V., Class A	193,448	21,432,104
PolyOne Corp.	158,034	7,087,825
Westlake Chemical Corp.	36,135	3,874,395
		67,059,592

Media 2.0%
Comcast Corp., Class A	665,267	23,803,253
News Corp., Class A	263,490	3,970,795
		27,774,048

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Amgen, Inc.	125,742	24,714,590
Eli Lilly & Co.	81,448	8,047,877
Gilead Sciences, Inc.	26,245	2,042,648
Johnson & Johnson	240,572	31,880,602
Perrigo Co., plc	82,184	6,617,456
Pfizer, Inc.	668,439	26,690,769
Waters Corp. *	26,441	5,216,016
		105,209,958

Real Estate 5.2%
American Tower Corp.	95,012	14,084,579
Equity LifeStyle Properties, Inc.	114,477	10,416,262
Prologis, Inc.	72,021	4,726,018
Retail Properties of America, Inc., Class A	769,163	9,652,996
Senior Housing Properties Trust	1,117,898	19,943,300
Weyerhaeuser Co.	376,732	12,876,700
		71,699,855

Retailing 1.4%
Best Buy Co., Inc.	232,174	17,420,015
Kohl's Corp.	27,660	2,043,244
		19,463,259

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	184,245	8,862,184
Lam Research Corp.	16,779	3,198,749
Micron Technology, Inc. *	333,568	17,609,055
		29,669,988

Software & Services 4.9%
Accenture plc, Class A	27,670	4,408,661
Alliance Data Systems Corp.	11,012	2,476,379
Alphabet, Inc., Class A *	3,156	3,873,106
Security	Number of Shares	Value ($)
Cadence Design Systems, Inc. *	58,821	2,593,418
Citrix Systems, Inc. *	202,443	22,262,657
eBay, Inc. *	224,763	7,518,322
International Business Machines Corp.	93,971	13,619,217
Intuit, Inc.	25,004	5,106,817
Microsoft Corp.	54,898	5,823,580
		67,682,157

Technology Hardware & Equipment 2.3%
Apple, Inc.	13,927	2,650,169
Cisco Systems, Inc.	29,637	1,253,349
F5 Networks, Inc. *	19,184	3,287,754
HP, Inc.	737,027	17,010,583
Western Digital Corp.	112,768	7,910,675
		32,112,530

Telecommunication Services 2.0%
AT&T, Inc.	639,426	20,442,449
T-Mobile US, Inc. *	77,901	4,674,060
Verizon Communications, Inc.	57,277	2,957,784
		28,074,293

Transportation 1.6%
Avis Budget Group, Inc. *	23,132	806,150
Delta Air Lines, Inc.	382,702	20,826,643
		21,632,793

Utilities 7.1%
CenterPoint Energy, Inc.	634,417	18,068,196
Exelon Corp.	666,001	28,305,043
FirstEnergy Corp.	706,115	25,017,654
NRG Energy, Inc.	122,598	3,882,679
Portland General Electric Co.	235,184	10,667,946
UGI Corp.	210,309	11,175,820
		97,117,338
Total Common Stock
(Cost $1,154,884,400)		1,368,227,778
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
1.27%, 08/01/18 (a)	4,815,667	4,815,667
Total Short-Term Investment
(Cost $4,815,667)		4,815,667
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

5

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,368,227,778	$—	$—	$1,368,227,778
Short-Term Investment[1]	—	4,815,667	—	4,815,667
Total	$1,368,227,778	$4,815,667	$—	$1,373,043,445
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018.
6

Schwab Capital Trust
Schwab Large-Cap Growth Fund™

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Automobiles & Components 0.7%
Dana, Inc.	22,778	486,310
Lear Corp.	7,060	1,271,718
		1,758,028

Banks 0.5%
MGIC Investment Corp. *	24,964	311,551
TCF Financial Corp.	15,652	393,022
The PNC Financial Services Group, Inc.	3,893	563,823
		1,268,396

Capital Goods 7.7%
Allison Transmission Holdings, Inc.	100,088	4,704,136
EMCOR Group, Inc.	30,252	2,327,891
Illinois Tool Works, Inc.	14,424	2,067,392
Masco Corp.	70,757	2,853,630
The Boeing Co.	23,609	8,411,887
		20,364,936

Commercial & Professional Services 1.9%
Deluxe Corp.	22,040	1,298,817
Insperity, Inc.	12,443	1,183,329
Robert Half International, Inc.	2,678	202,885
The Dun & Bradstreet Corp.	4,149	522,318
Waste Management, Inc.	20,884	1,879,560
		5,086,909

Consumer Durables & Apparel 1.5%
Deckers Outdoor Corp. *	15,925	1,796,818
Michael Kors Holdings Ltd. *	19,105	1,274,876
NIKE, Inc., Class B	11,255	865,622
		3,937,316

Consumer Services 1.6%
Darden Restaurants, Inc.	7,429	794,457
Hilton Worldwide Holdings, Inc.	11,011	866,126
Las Vegas Sands Corp.	14,048	1,010,051
Marriott International, Inc., Class A	3,168	404,997
Penn National Gaming, Inc. *	37,676	1,207,516
		4,283,147

Diversified Financials 3.7%
Affiliated Managers Group, Inc.	17,483	2,797,455
Capital One Financial Corp.	15,075	1,421,874
Evercore, Inc., Class A	11,880	1,342,440
SEI Investments Co.	16,513	989,789
Security	Number of Shares	Value ($)
Synchrony Financial	25,653	742,398
T. Rowe Price Group, Inc.	19,749	2,351,711
		9,645,667

Energy 1.0%
ConocoPhillips	27,938	2,016,286
Valero Energy Corp.	5,915	700,040
		2,716,326

Food & Staples Retailing 0.7%
Sprouts Farmers Market, Inc. *	42,823	920,266
The Kroger Co.	35,401	1,026,629
		1,946,895

Food, Beverage & Tobacco 3.7%
Flowers Foods, Inc.	89,292	1,821,557
Ingredion, Inc.	16,701	1,691,811
Molson Coors Brewing Co., Class B	19,495	1,306,165
PepsiCo, Inc.	34,247	3,938,405
TreeHouse Foods, Inc. *	18,998	902,215
		9,660,153

Health Care Equipment & Services 4.7%
Allscripts Healthcare Solutions, Inc. *	83,968	1,027,768
Boston Scientific Corp. *	15,735	528,853
Cerner Corp. *	27,073	1,680,692
Express Scripts Holding Co. *	11,639	924,835
Hill-Rom Holdings, Inc.	8,441	795,142
IDEXX Laboratories, Inc. *	6,933	1,698,100
ResMed, Inc.	16,823	1,779,537
UnitedHealth Group, Inc.	10,901	2,760,351
WellCare Health Plans, Inc. *	4,487	1,199,914
		12,395,192

Insurance 0.7%
The Allstate Corp.	20,063	1,908,393

Materials 3.2%
Berry Global Group, Inc. *	44,447	2,171,236
Celanese Corp., Series A	11,241	1,327,675
Huntsman Corp.	47,100	1,579,263
PolyOne Corp.	38,430	1,723,585
Westlake Chemical Corp.	16,516	1,770,846
		8,572,605

Media 1.2%
Comcast Corp., Class A	53,062	1,898,558
The Walt Disney Co.	10,223	1,160,924
		3,059,482

7

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	42,456	3,915,717
Amgen, Inc.	29,500	5,798,225
Biogen, Inc. *	12,415	4,151,204
Celgene Corp. *	5,249	472,882
Charles River Laboratories International, Inc. *	9,995	1,242,379
Eli Lilly & Co.	5,003	494,346
Gilead Sciences, Inc.	30,364	2,363,230
Thermo Fisher Scientific, Inc.	6,305	1,478,712
Waters Corp. *	12,964	2,557,408
		22,474,103

Real Estate 2.5%
American Tower Corp.	15,969	2,367,244
Hudson Pacific Properties, Inc.	8,643	296,109
Prologis, Inc.	11,808	774,841
Senior Housing Properties Trust	60,645	1,081,907
Weyerhaeuser Co.	57,810	1,975,946
		6,496,047

Retailing 11.8%
Amazon.com, Inc. *	9,734	17,301,601
Best Buy Co., Inc.	17,690	1,327,281
Booking Holdings, Inc. *	1,127	2,286,368
Burlington Stores, Inc. *	11,736	1,793,378
Kohl's Corp.	5,169	381,834
Netflix, Inc. *	2,537	856,111
Qurate Retail, Inc. *	60,711	1,292,537
The Home Depot, Inc.	26,385	5,211,565
The TJX Cos., Inc.	6,062	589,590
		31,040,265

Semiconductors & Semiconductor Equipment 4.8%
Applied Materials, Inc.	34,455	1,675,547
Lam Research Corp.	13,407	2,555,910
Micron Technology, Inc. *	57,518	3,036,375
NVIDIA Corp.	15,778	3,863,401
Texas Instruments, Inc.	13,275	1,477,773
		12,609,006

Software & Services 27.1%
Accenture plc, Class A	22,404	3,569,629
Adobe Systems, Inc. *	17,396	4,256,453
Alphabet, Inc., Class A *	11,711	14,371,973
Cadence Design Systems, Inc. *	47,366	2,088,367
Citrix Systems, Inc. *	36,608	4,025,782
Cognizant Technology Solutions Corp., Class A	23,665	1,928,698
Dell Technologies, Inc., Class V *	15,135	1,400,290
DXC Technology Co.	27,264	2,310,351
eBay, Inc. *	22,178	741,854
Facebook, Inc., Class A *	51,383	8,867,678
First Data Corp., Class A *	28,671	666,888
Security	Number of Shares	Value ($)
International Business Machines Corp.	17,901	2,594,392
Intuit, Inc.	19,817	4,047,424
MasterCard, Inc., Class A	12,287	2,432,826
MAXIMUS, Inc.	3,162	204,929
Microsoft Corp.	128,761	13,658,967
Red Hat, Inc. *	3,561	502,920
Visa, Inc., Class A	27,409	3,747,907
		71,417,328

Technology Hardware & Equipment 9.6%
Apple, Inc.	91,371	17,386,988
F5 Networks, Inc. *	8,024	1,375,153
HP, Inc.	40,793	941,502
NetApp, Inc.	19,906	1,543,113
Palo Alto Networks, Inc. *	8,768	1,738,344
Western Digital Corp.	12,313	863,757
Zebra Technologies Corp., Class A *	10,681	1,473,230
		25,322,087

Transportation 1.4%
Delta Air Lines, Inc.	27,633	1,503,788
Landstar System, Inc.	18,610	2,068,501
		3,572,289

Utilities 0.2%
Exelon Corp.	10,062	427,635
Total Common Stock
(Cost $192,352,159)		259,962,205
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Barclays Capital, Inc.
1.27%, 08/01/18 (a)	1,551,580	1,551,580
Total Short-Term Investment
(Cost $1,551,580)		1,551,580

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	9	1,267,695	15,489
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

8

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$259,962,205	$—	$—	$259,962,205
Short-Term Investment[1]	—	1,551,580	—	1,551,580
Futures Contracts[2]	15,489	—	—	15,489
Total	$259,977,694	$1,551,580	$—	$261,529,274
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018.
9

Schwab Capital Trust
Schwab Small-Cap Equity Fund™

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 2.6%
American Axle & Manufacturing Holdings, Inc. *	54,646	913,681
Dana, Inc.	316,373	6,754,563
Modine Manufacturing Co. *	54,788	956,051
Tenneco, Inc.	90,358	4,165,504
Tower International, Inc.	115,024	3,715,275
		16,505,074

Banks 12.9%
1st Source Corp.	56,913	3,218,999
BancFirst Corp.	39,637	2,461,458
Bar Harbor Bankshares	6,380	184,829
BCB Bancorp, Inc.	18,421	274,473
Central Pacific Financial Corp.	225,943	6,226,989
Century Bancorp, Inc., Class A	10,642	823,159
Customers Bancorp, Inc. *	251,231	6,398,853
Eagle Bancorp, Inc. *	33,336	1,801,811
Essent Group Ltd. *	164,959	6,334,426
Federal Agricultural Mortgage Corp., Class C	16,805	1,584,543
Financial Institutions, Inc.	105,687	3,350,278
First BanCorp *	571,800	4,700,196
First Citizens BancShares, Inc., Class A	7,095	2,886,388
First Financial Corp.	29,553	1,519,024
Great Southern Bancorp, Inc.	12,741	752,356
Hancock Whitney Corp.	20,089	1,009,472
International Bancshares Corp.	224,848	9,994,494
Mercantile Bank Corp.	20,773	737,857
MGIC Investment Corp. *	736,131	9,186,915
OFG Bancorp	147,429	2,454,693
Peapack-Gladstone Financial Corp.	50,000	1,644,000
Preferred Bank	6,978	434,311
Radian Group, Inc.	344,167	6,590,798
RBB Bancorp	45,669	1,377,834
Republic Bancorp, Inc., Class A	25,091	1,201,106
Shore Bancshares, Inc.	22,623	437,076
Southern Missouri Bancorp, Inc.	5,033	199,508
TCF Financial Corp.	63,108	1,584,642
The Bank of N.T. Butterfield & Son Ltd.	12,799	633,038
Timberland Bancorp, Inc.	7,071	256,112
United Community Banks, Inc.	62,811	1,886,214
		82,145,852

Capital Goods 9.6%
Argan, Inc.	32,919	1,264,090
Atkore International Group, Inc. *	213,282	5,046,252
Blue Bird Corp. *	8,882	200,289
Builders FirstSource, Inc. *	195,533	3,505,907
Columbus McKinnon Corp.	39,585	1,629,319
Commercial Vehicle Group, Inc. *	39,730	278,507
Curtiss-Wright Corp.	41,688	5,545,755
Security	Number of Shares	Value ($)
EMCOR Group, Inc.	36,518	2,810,060
Foundation Building Materials, Inc. *	35,736	517,815
Generac Holdings, Inc. *	102,321	5,499,754
Global Brass & Copper Holdings, Inc.	101,803	3,354,409
GMS, Inc. *	148,742	3,902,990
Harsco Corp. *	99,796	2,529,828
Hillenbrand, Inc.	109,475	5,495,645
JELD-WEN Holding, Inc. *	79,222	2,173,852
Kaman Corp.	21,155	1,400,884
Meritor, Inc. *	343,391	7,073,854
NCI Building Systems, Inc. *	120,809	1,926,903
Patrick Industries, Inc. *	25,721	1,575,411
Regal Beloit Corp.	18,866	1,621,533
Rexnord Corp. *	21,479	649,525
Spartan Motors, Inc.	25,165	371,184
Sparton Corp. *	44,335	661,921
SPX FLOW, Inc. *	19,603	931,534
Vectrus, Inc. *	45,543	1,430,506
		61,397,727

Commercial & Professional Services 3.4%
ACCO Brands Corp.	162,339	2,077,939
ARC Document Solutions, Inc. *	22,392	57,771
Barrett Business Services, Inc.	63,820	5,863,782
Cimpress N.V. *	11,071	1,617,141
Deluxe Corp.	43,630	2,571,116
Heidrick & Struggles International, Inc.	11,525	471,372
Insperity, Inc.	41,076	3,906,328
Interface, Inc.	72,194	1,617,146
Kelly Services, Inc., Class A	30,611	743,541
LSC Communications, Inc.	87,896	1,320,198
Quad Graphics, Inc.	76,804	1,579,090
		21,825,424

Consumer Durables & Apparel 2.3%
Deckers Outdoor Corp. *	15,360	1,733,069
Helen of Troy Ltd. *	19,501	2,233,840
KB Home	123,653	2,936,759
Malibu Boats, Inc., Class A *	19,254	723,758
MCBC Holdings, Inc. *	66,170	1,651,603
Meritage Homes Corp. *	34,456	1,486,776
Taylor Morrison Home Corp., Class A *	49,601	968,708
William Lyon Homes, Class A *	51,600	1,126,428
ZAGG, Inc. *	110,135	1,641,011
		14,501,952

Consumer Services 2.4%
BJ's Restaurants, Inc.	8,730	552,173
Bloomin' Brands, Inc.	263,215	5,090,578
Dave & Buster's Entertainment, Inc. *	51,128	2,512,941
K12, Inc. *	128,841	2,107,839
Penn National Gaming, Inc. *	33,789	1,082,937

10

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Red Robin Gourmet Burgers, Inc. *	18,303	865,732
Ruth's Hospitality Group, Inc.	94,440	2,734,038
		14,946,238

Diversified Financials 1.6%
Enova International, Inc. *	39,300	1,218,300
Evercore, Inc., Class A	19,512	2,204,856
Nelnet, Inc., Class A	36,557	2,148,820
Regional Management Corp. *	77,266	2,562,913
Stifel Financial Corp.	24,251	1,336,958
Waddell & Reed Financial, Inc., Class A	28,387	587,895
		10,059,742

Energy 5.4%
Abraxas Petroleum Corp. *	359,697	935,212
Basic Energy Services, Inc. *	66,260	747,413
Cactus, Inc., Class A *	103,933	3,400,688
Cloud Peak Energy, Inc. *	118,777	310,008
CONSOL Energy, Inc. *	48,770	2,030,295
CVR Energy, Inc. (a)	33,173	1,303,367
Delek US Holdings, Inc.	66,010	3,519,653
Exterran Corp. *	40,165	1,113,374
FTS International, Inc. *	61,459	737,508
ION Geophysical Corp. *	8,047	206,003
Keane Group, Inc. *	214,346	3,024,422
Mammoth Energy Services, Inc. *	56,170	2,090,648
Matrix Service Co. *	73,686	1,470,036
Newpark Resources, Inc. *	64,448	712,150
Par Pacific Holdings, Inc. *	430,979	7,546,442
ProPetro Holding Corp. *	35,041	576,074
Renewable Energy Group, Inc. *	34,606	590,032
REX American Resources Corp. *	4,491	345,807
TETRA Technologies, Inc. *	301,101	1,297,745
W&T Offshore, Inc. *	119,721	830,864
World Fuel Services Corp.	57,662	1,604,734
		34,392,475

Food & Staples Retailing 0.1%
Smart & Final Stores, Inc. *	74,706	440,765

Food, Beverage & Tobacco 2.1%
Cal-Maine Foods, Inc. *	25,829	1,162,305
Coca-Cola Bottling Co. Consolidated	21,438	3,111,083
Dean Foods Co.	546,467	5,366,306
Fresh Del Monte Produce, Inc.	35,825	1,300,447
National Beverage Corp. *	8,447	891,243
The Boston Beer Co., Inc., Class A *	6,636	1,824,568
		13,655,952

Health Care Equipment & Services 4.4%
Accuray, Inc. *	124,235	478,305
Allscripts Healthcare Solutions, Inc. *	306,622	3,753,053
AngioDynamics, Inc. *	64,632	1,366,321
Computer Programs & Systems, Inc.	100,249	3,127,769
Cutera, Inc. *	15,852	634,080
Encompass Health Corp.	22,488	1,700,767
Haemonetics Corp. *	38,319	3,741,467
ICU Medical, Inc. *	10,803	3,098,300
Integer Holdings Corp. *	26,229	1,874,062
Lantheus Holdings, Inc. *	77,709	1,122,895
Merit Medical Systems, Inc. *	8,762	475,777
Orthofix International N.V. *	53,726	3,249,886
Quality Systems, Inc. *	57,487	1,157,213
RadNet, Inc. *	97,945	1,312,463
Security	Number of Shares	Value ($)
Select Medical Holdings Corp. *	16,985	353,288
Varex Imaging Corp. *	15,302	585,149
		28,030,795

Household & Personal Products 0.4%
USANA Health Sciences, Inc. *	17,868	2,363,043

Insurance 4.3%
Ambac Financial Group, Inc. *	136,332	2,783,899
American Equity Investment Life Holding Co.	81,771	2,921,678
CNO Financial Group, Inc.	286,667	5,833,673
Crawford & Co., Class B	46,322	394,663
Employers Holdings, Inc.	116,337	5,403,854
Heritage Insurance Holdings, Inc.	90,692	1,557,182
National Western Life Group, Inc., Class A	13,075	4,236,300
Universal Insurance Holdings, Inc.	99,364	4,411,762
		27,543,011

Materials 4.0%
Boise Cascade Co.	56,052	2,424,249
Century Aluminum Co. *	72,638	930,493
Koppers Holdings, Inc. *	15,466	580,748
Kraton Corp. *	23,349	1,122,853
Louisiana-Pacific Corp.	112,048	3,016,332
Materion Corp.	10,339	648,255
Myers Industries, Inc.	107,709	2,321,129
OMNOVA Solutions, Inc. *	238,973	2,234,397
PolyOne Corp.	150,223	6,737,501
Schnitzer Steel Industries, Inc., Class A	21,649	713,335
SunCoke Energy, Inc. *	62,887	717,541
Tredegar Corp.	38,275	997,064
Trinseo S.A.	10,534	786,890
Verso Corp., Class A *	112,248	2,342,616
		25,573,403

Media 2.9%
AMC Networks, Inc., Class A *	92,475	5,575,318
Entravision Communications Corp., Class A	329,034	1,595,815
Gannett Co., Inc.	216,712	2,290,646
Gray Television, Inc. *	88,123	1,361,500
MDC Partners, Inc., Class A *	59,698	304,460
New Media Investment Group, Inc.	57,354	1,031,799
Sinclair Broadcast Group, Inc., Class A	196,803	5,077,517
tronc, Inc. *	80,347	1,256,627
		18,493,682

Pharmaceuticals, Biotechnology & Life Sciences 13.6%
ACADIA Pharmaceuticals, Inc. *	33,794	509,951
Acorda Therapeutics, Inc. *	86,360	2,154,682
Akebia Therapeutics, Inc. *	105,917	1,090,945
AMAG Pharmaceuticals, Inc. *	65,214	1,437,969
ANI Pharmaceuticals, Inc. *	42,485	2,844,371
Ardelyx, Inc. *	152,793	618,812
Array BioPharma, Inc. *	84,675	1,303,148
BioSpecifics Technologies Corp. *	33,812	1,538,446
Cambrex Corp. *	13,783	861,438
CareDx, Inc. *	40,754	548,549
Catalent, Inc. *	122,178	5,094,823
Collegium Pharmaceutical, Inc. *	94,555	1,822,075
Concert Pharmaceuticals, Inc. *	51,066	816,545
CytomX Therapeutics, Inc. *	63,698	1,677,805

11

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Durect Corp. *	133,403	196,102
Emergent BioSolutions, Inc. *	78,113	4,245,442
Enanta Pharmaceuticals, Inc. *	14,359	1,400,290
FibroGen, Inc. *	25,702	1,621,796
Genomic Health, Inc. *	39,971	2,145,643
Halozyme Therapeutics, Inc. *	159,041	2,878,642
Horizon Pharma plc *	197,718	3,485,768
ImmunoGen, Inc. *	32,131	298,818
Innoviva, Inc. *	169,031	2,391,789
Intersect ENT, Inc. *	32,238	1,042,899
Lannett Co., Inc. *(a)	72,970	930,368
Ligand Pharmaceuticals, Inc. *	24,949	5,447,115
Loxo Oncology, Inc. *	6,351	1,064,364
Luminex Corp.	79,688	2,698,236
MacroGenics, Inc. *	35,425	731,526
Medpace Holdings, Inc. *	46,940	2,880,708
MiMedx Group, Inc. *(a)	113,552	482,596
Myriad Genetics, Inc. *	72,175	3,157,656
Nektar Therapeutics *	48,149	2,532,637
Novelion Therapeutics, Inc. *	31,949	117,253
OPKO Health, Inc. *(a)	184,697	1,037,997
PDL BioPharma, Inc. *	603,961	1,515,942
Phibro Animal Health Corp., Class A	56,039	2,684,268
Pieris Pharmaceuticals, Inc. *	117,357	644,290
PRA Health Sciences, Inc. *	32,884	3,457,424
Prestige Brands Holdings, Inc. *	52,178	1,864,320
PTC Therapeutics, Inc. *	54,745	2,084,142
Puma Biotechnology, Inc. *	3,635	175,025
Recro Pharma, Inc. *	150,709	780,673
Retrophin, Inc. *	94,541	2,613,113
Sangamo Therapeutics, Inc. *	28,532	389,462
Spectrum Pharmaceuticals, Inc. *	73,315	1,560,876
Supernus Pharmaceuticals, Inc. *	23,377	1,237,812
Vanda Pharmaceuticals, Inc. *	121,803	2,539,593
Veracyte, Inc. *	63,163	684,055
Vericel Corp. *	77,193	806,667
XOMA Corp. *	28,646	700,968
		86,845,834

Real Estate 7.1%
Americold Realty Trust	59,150	1,272,316
Ashford Hospitality Trust, Inc.	177,598	1,403,024
Braemar Hotels & Resorts, Inc.	36,918	421,973
CBRE Group, Inc., Class A *	103,979	5,178,154
Cedar Realty Trust, Inc.	961,876	4,578,530
Consolidated-Tomoka Land Co.	10,795	707,180
Gladstone Commercial Corp.	69,059	1,370,131
Industrial Logistics Properties Trust	26,460	611,226
Kite Realty Group Trust	48,819	823,576
Lexington Realty Trust	316,121	2,778,704
Marcus & Millichap, Inc. *	121,408	4,881,816
MedEquities Realty Trust, Inc.	338,882	3,795,478
National Health Investors, Inc.	61,282	4,586,345
Retail Properties of America, Inc., Class A	431,049	5,409,665
Tier REIT, Inc.	323,380	7,686,743
		45,504,861

Retailing 1.6%
America's Car-Mart, Inc. *	5,005	320,320
Big Lots, Inc.	28,843	1,252,651
Citi Trends, Inc.	48,451	1,376,493
Liberty Expedia Holdings, Inc., Class A *	55,539	2,675,314
Tailored Brands, Inc.	145,944	2,942,231
Security	Number of Shares	Value ($)
The Children's Place, Inc.	6,041	742,439
Tilly's, Inc., Class A	55,153	854,871
		10,164,319

Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc. *	98,010	6,002,132
Amkor Technology, Inc. *	71,332	619,162
Cirrus Logic, Inc. *	51,675	2,235,461
Diodes, Inc. *	81,443	3,026,422
Entegris, Inc.	95,683	3,363,257
MKS Instruments, Inc.	35,785	3,374,526
SMART Global Holdings, Inc. *	46,021	1,405,021
Ultra Clean Holdings, Inc. *	104,326	1,400,055
		21,426,036

Software & Services 8.8%
Amber Road, Inc. *	13,377	113,705
Appfolio, Inc., Class A *	25,757	1,859,655
Aspen Technology, Inc. *	21,327	2,042,913
Brightcove, Inc. *	31,767	271,608
Cass Information Systems, Inc.	7,025	473,134
CommVault Systems, Inc. *	8,960	581,504
Cornerstone OnDemand, Inc. *	6,462	319,223
CSG Systems International, Inc.	23,909	972,379
DHI Group, Inc. *	136,931	287,555
Endurance International Group Holdings, Inc. *	234,939	1,926,500
Internap Corp. *	74,522	736,277
j2 Global, Inc.	68,029	5,771,580
Limelight Networks, Inc. *	254,558	1,135,329
MAXIMUS, Inc.	36,494	2,365,176
Model N, Inc. *	248,110	4,627,251
NIC, Inc.	117,682	1,929,985
Paylocity Holding Corp. *	21,301	1,235,458
Progress Software Corp.	229,885	8,457,469
Qualys, Inc. *	12,895	1,123,155
RealPage, Inc. *	11,440	630,344
Stamps.com, Inc. *	10,387	2,711,007
Syntel, Inc. *	124,398	5,049,315
Travelport Worldwide Ltd.	107,562	2,032,922
Verint Systems, Inc. *	158,631	7,122,532
Zix Corp. *	402,356	2,148,581
		55,924,557

Technology Hardware & Equipment 4.1%
Bel Fuse, Inc., Class B	6,195	139,387
Belden, Inc.	16,037	1,038,396
CalAmp Corp. *	86,034	1,958,134
Casa Systems, Inc. *	38,089	580,095
Ciena Corp. *	175,419	4,455,643
Control4 Corp. *	12,675	322,325
Electro Scientific Industries, Inc. *	189,667	3,419,696
Extreme Networks, Inc. *	299,907	2,549,209
Immersion Corp. *	139,354	1,956,530
NETGEAR, Inc. *	49,759	3,276,630
Plantronics, Inc.	14,218	976,208
Pure Storage, Inc., Class A *	32,207	697,604
SYNNEX Corp.	11,321	1,092,137
Tech Data Corp. *	24,776	2,066,566
Ubiquiti Networks, Inc. *(a)	8,720	720,098
Vishay Intertechnology, Inc.	42,840	1,071,000
		26,319,658

12

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	59,052	1,491,063
United States Cellular Corp. *	55,921	1,921,446
		3,412,509

Transportation 1.0%
ArcBest Corp.	9,947	463,033
Covenant Transportation Group, Inc., Class A *	30,593	886,585
Echo Global Logistics, Inc. *	58,039	1,999,444
Hawaiian Holdings, Inc.	42,451	1,702,285
SkyWest, Inc.	16,270	974,573
		6,025,920

Utilities 1.0%
AquaVenture Holdings Ltd. *	18,789	310,770
Atlantic Power Corp. *	647,465	1,424,423
Consolidated Water Co., Ltd.	86,510	1,215,465
NorthWestern Corp.	3,302	195,908
Spark Energy, Inc., Class A (a)	371,898	3,179,728
		6,326,294
Total Common Stock
(Cost $561,927,957)		633,825,123

Other Investment Company 1.1% of net assets

Securities Lending Collateral 1.1%
Wells Fargo Government Money Market Fund, Select Class 1.83% (b)	7,229,233	7,229,233
Total Other Investment Company
(Cost $7,229,233)		7,229,233
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.6% of net assets

Time Deposits 0.6%
Brown Brothers Harriman
Canadian Dollar
0.63%, 08/01/18 (c)	476	366
Sumitomo Mitsui Banking Corp.
U.S. Dollar
1.27%, 08/01/18 (c)	4,114,976	4,114,976
Total Short-Term Investments
(Cost $4,115,342)		4,115,342

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 09/21/18	30	2,508,600	(20,694)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,957,547.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$633,825,123	$—	$—	$633,825,123
Other Investment Company[1]	7,229,233	—	—	7,229,233
Short-Term Investments[1]	—	4,115,342	—	4,115,342
Liabilities
Futures Contracts[2]	(20,694)	—	—	(20,694)
Total	$641,033,662	$4,115,342	$—	$645,149,004
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
13

Schwab Capital Trust
Schwab Hedged Equity Fund™

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 97.0% of net assets

Automobiles & Components 2.1%
BorgWarner, Inc.	46,018	2,117,748
Dana, Inc.	98,152	2,095,545
General Motors Co.	1,638	62,097
Modine Manufacturing Co. *	11,636	203,048
Tenneco, Inc.	28,734	1,324,638
		5,803,076

Banks 5.3%
Bank of America Corp. (a)	45,018	1,390,156
BankUnited, Inc.	25,998	1,010,282
Citigroup, Inc. (a)	98,705	7,095,902
Citizens Financial Group, Inc.	70,617	2,809,144
Essent Group Ltd. *(a)	13,780	529,152
First BanCorp *	2,653	21,808
First Citizens BancShares, Inc., Class A	500	203,410
MGIC Investment Corp. *	45,154	563,522
Popular, Inc.	6,301	312,719
Zions Bancorp (a)	15,983	826,321
		14,762,416

Capital Goods 8.6%
AGCO Corp.	16,034	1,010,463
Allison Transmission Holdings, Inc. (a)	107,451	5,050,197
Argan, Inc.	2,613	100,339
Atkore International Group, Inc. *	27,012	639,104
General Electric Co.	57,502	783,752
GMS, Inc. *	30,516	800,740
Harsco Corp. *	22,847	579,171
Hillenbrand, Inc. (a)	67,761	3,401,602
Kaman Corp.	7,704	510,159
Masco Corp.	41,011	1,653,974
Masonite International Corp. *	3,828	261,261
Meritor, Inc. *(a)	119,167	2,454,840
NCI Building Systems, Inc. *	59,449	948,212
Owens Corning	14,769	918,927
PACCAR, Inc.	13,399	880,582
Patrick Industries, Inc. *	6,091	373,074
Raytheon Co.	5,605	1,109,958
SPX FLOW, Inc. *	9,498	451,345
The Boeing Co. (a)	6,140	2,187,682
		24,115,382

Commercial & Professional Services 0.2%
ACCO Brands Corp.	29,257	374,490
Insperity, Inc.	2,160	205,416
		579,906

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 2.9%
Acushnet Holdings Corp.	21,900	529,323
Deckers Outdoor Corp. *	14,359	1,620,126
KB Home (a)	25,920	615,600
Michael Kors Holdings Ltd. *	4,535	302,621
PulteGroup, Inc.	54,643	1,556,779
Tapestry, Inc.	23,506	1,107,603
Toll Brothers, Inc.	30,924	1,090,380
TRI Pointe Group, Inc. *	32,012	453,610
Tupperware Brands Corp. (a)	7,416	272,241
VF Corp.	6,157	566,875
		8,115,158

Consumer Services 2.0%
Carnival Corp.	5,594	331,389
Las Vegas Sands Corp. (a)	57,266	4,117,425
Penn National Gaming, Inc. *	4,584	146,917
Royal Caribbean Cruises Ltd.	10,014	1,129,179
		5,724,910

Diversified Financials 5.1%
Affiliated Managers Group, Inc. (a)	11,165	1,786,512
Capital One Financial Corp. (a)	62,492	5,894,245
Morgan Stanley	448	22,651
Santander Consumer USA Holdings, Inc.	91,262	1,755,881
Synchrony Financial (a)	162,633	4,706,599
Waddell & Reed Financial, Inc., Class A	5,912	122,437
		14,288,325

Energy 8.2%
Antero Resources Corp. *	8,389	172,310
Cabot Oil & Gas Corp.	56,415	1,325,753
Chevron Corp.	9,264	1,169,765
Cimarex Energy Co.	2,016	198,778
ConocoPhillips (a)	40,475	2,921,081
EOG Resources, Inc.	2,457	316,806
Halliburton Co. (a)	114,448	4,854,884
Mammoth Energy Services, Inc. *	22,642	842,735
Marathon Petroleum Corp. (a)	52,939	4,279,059
Occidental Petroleum Corp.	41,937	3,519,772
PBF Energy, Inc., Class A	6,345	296,312
Valero Energy Corp. (a)	21,587	2,554,821
World Fuel Services Corp. (a)	11,786	328,004
		22,780,080

Food & Staples Retailing 0.5%
Walmart, Inc. (a)	14,928	1,332,025

Food, Beverage & Tobacco 4.6%
Bunge Ltd.	5,865	405,447
Cal-Maine Foods, Inc. *	45,638	2,053,710
Coca-Cola Bottling Co. Consolidated	6,663	966,935

14

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dean Foods Co. (a)	51,862	509,285
Flowers Foods, Inc.	63,766	1,300,826
Fresh Del Monte Produce, Inc. (a)	11,456	415,853
General Mills, Inc.	1,791	82,494
Molson Coors Brewing Co., Class B	27,477	1,840,959
Mondelez International, Inc., Class A	6,484	281,276
PepsiCo, Inc. (a)	8,652	994,980
Philip Morris International, Inc.	8,099	698,944
Pilgrim's Pride Corp. *	42,538	758,027
The Hershey Co.	8,478	832,624
TreeHouse Foods, Inc. *(a)	16,743	795,125
Tyson Foods, Inc., Class A	15,222	877,548
		12,814,033

Health Care Equipment & Services 4.6%
Abbott Laboratories (a)	91,025	5,965,778
Allscripts Healthcare Solutions, Inc. *	112,904	1,381,945
AmerisourceBergen Corp.	2,106	172,334
Boston Scientific Corp. *	9,781	328,739
Cardinal Health, Inc.	10,106	504,795
Haemonetics Corp. *	14,719	1,437,163
Integer Holdings Corp. *	7,568	540,734
Magellan Health, Inc. *	8,870	645,292
McKesson Corp.	6,078	763,397
Varian Medical Systems, Inc. *	10,971	1,266,602
		13,006,779

Household & Personal Products 1.5%
Herbalife Nutrition Ltd. *	19,836	1,024,132
The Estee Lauder Cos., Inc., Class A	5,519	744,734
The Procter & Gamble Co. (a)	4,098	331,446
USANA Health Sciences, Inc. *(a)	15,883	2,100,527
		4,200,839

Insurance 4.6%
American National Insurance Co. (a)	22,054	2,844,745
Assured Guaranty Ltd.	33,302	1,296,114
CNA Financial Corp. (a)	9,856	461,064
CNO Financial Group, Inc.	38,023	773,768
Lincoln National Corp.	10,994	748,691
National Western Life Group, Inc., Class A	499	161,676
The Allstate Corp. (a)	56,024	5,329,003
Universal Insurance Holdings, Inc.	4,566	202,730
Unum Group	28,813	1,144,741
		12,962,532

Materials 3.7%
Alcoa Corp. *(a)	65,681	2,842,017
Berry Global Group, Inc. *(a)	87,303	4,264,751
Freeport-McMoRan, Inc.	36,463	601,639
Kraton Corp. *	35,173	1,691,470
Louisiana-Pacific Corp.	12,657	340,726
PolyOne Corp.	4,942	221,649
Trinseo S.A.	3,531	263,766
		10,226,018

Media 1.9%
Comcast Corp., Class A	47,800	1,710,284
Live Nation Entertainment, Inc. *(a)	11,939	588,354
News Corp., Class A	24,235	365,221
The Walt Disney Co.	20,055	2,277,446
Viacom, Inc., Class B	11,732	340,815
		5,282,120

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.3%
AbbVie, Inc. (a)	28,672	2,644,419
Agilent Technologies, Inc.	12,207	806,150
Amgen, Inc. (a)	22,391	4,400,951
Biogen, Inc. *(a)	7,594	2,539,206
Bristol-Myers Squibb Co.	25,687	1,509,111
Celgene Corp. *(a)	37,317	3,361,888
CytomX Therapeutics, Inc. *	2,728	71,855
Eli Lilly & Co. (a)	61,554	6,082,151
Gilead Sciences, Inc.	8,884	691,442
Johnson & Johnson	27,048	3,584,401
Pfizer, Inc. (a)	4,705	187,871
		25,879,445

Real Estate 4.6%
American Tower Corp. (a)	17,553	2,602,057
CBRE Group, Inc., Class A *	20,091	1,000,532
Essex Property Trust, Inc.	4,637	1,114,967
Prologis, Inc.	12,511	820,972
Retail Properties of America, Inc., Class A (a)	315,339	3,957,504
Senior Housing Properties Trust (a)	155,617	2,776,207
The RMR Group, Inc., Class A	1,116	96,869
Ventas, Inc.	6,667	375,885
		12,744,993

Retailing 3.4%
Amazon.com, Inc. *(a)	2,223	3,951,249
Best Buy Co., Inc.	11,242	843,487
Dollar General Corp.	2,641	259,214
Guess?, Inc.	4,077	92,385
Kohl's Corp.	23,337	1,723,904
Qurate Retail, Inc. *(a)	69,620	1,482,210
Signet Jewelers Ltd.	2,851	164,617
Tailored Brands, Inc.	43,380	874,541
		9,391,607

Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc.	2,742	133,343
Lam Research Corp.	17,856	3,404,068
Micron Technology, Inc. *(a)	57,964	3,059,920
SMART Global Holdings, Inc. *	5,560	169,747
		6,767,078

Software & Services 10.4%
Accenture plc, Class A (a)	28,183	4,490,397
Alliance Data Systems Corp. (a)	4,448	1,000,266
Alphabet, Inc., Class A *(a)	3,751	4,603,302
Cadence Design Systems, Inc. *	11,743	517,749
CDK Global, Inc.	5,426	338,854
Cognizant Technology Solutions Corp., Class A	3,610	294,215
Dell Technologies, Inc., Class V *	14,670	1,357,268
eBay, Inc. *	80,339	2,687,340
Endurance International Group Holdings, Inc. *	110,374	905,067
GoDaddy, Inc., Class A *	31,437	2,314,392
International Business Machines Corp.	40,865	5,922,565
MAXIMUS, Inc.	7,839	508,046
Microsoft Corp.	27,204	2,885,800
Progress Software Corp. (a)	18,109	666,230
Stamps.com, Inc. *	645	168,345
Verint Systems, Inc. *	10,390	466,511
		29,126,347

15

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 7.2%
Apple, Inc. (a)	19,593	3,728,352
ARRIS International plc *(a)	103,811	2,622,266
Cisco Systems, Inc.	38,628	1,633,578
F5 Networks, Inc. *	15,675	2,686,382
HP, Inc. (a)	57,628	1,330,054
Jabil, Inc.	88,571	2,495,045
OSI Systems, Inc. *	1,025	81,754
Tech Data Corp. *(a)	33,188	2,768,211
Western Digital Corp.	30,135	2,113,970
Zebra Technologies Corp., Class A *	4,652	641,650
		20,101,262

Telecommunication Services 0.4%
Telephone & Data Systems, Inc. (a)	40,772	1,029,493

Transportation 2.4%
Alaska Air Group, Inc.	11,647	731,781
Delta Air Lines, Inc. (a)	102,349	5,569,833
Southwest Airlines Co.	8,425	489,998
		6,791,612

Utilities 1.1%
CenterPoint Energy, Inc.	23,020	655,610
CMS Energy Corp.	3,081	148,935
Exelon Corp.	9,824	417,520
FirstEnergy Corp.	18,028	638,732
NRG Energy, Inc.	35,774	1,132,963
		2,993,760
Total Common Stock
(Cost $243,700,620)		270,819,196

Other Investment Company 3.1% of net assets

Money Market Fund 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83% (b)	8,587,616	8,587,616
Total Other Investment Company
(Cost $8,587,616)		8,587,616
16

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

In addition to the above, the fund had the following short sale positions at July 31, 2018:

Security	Number of Shares	Value ($)
Short Sales (39.6%) of net assets

Automobiles & Components (2.1%)
Dorman Products, Inc. *	29,479	(2,201,492)
Tesla, Inc. *	12,496	(3,725,557)
		(5,927,049)

Capital Goods (4.8%)
AAON, Inc.	93,644	(3,535,061)
Albany International Corp., Class A	34,930	(2,310,620)
American Woodmark Corp. *	1,046	(87,289)
GATX Corp.	26,539	(2,185,221)
John Bean Technologies Corp.	11,920	(1,318,352)
Mercury Systems, Inc. *	20,192	(842,612)
Mueller Industries, Inc.	36,609	(1,212,124)
NOW, Inc. *	45,392	(678,610)
Sunrun, Inc. *	83,275	(1,177,508)
		(13,347,397)

Commercial & Professional Services (1.0%)
CoStar Group, Inc. *	2,500	(1,039,625)
TriNet Group, Inc. *	30,269	(1,629,986)
		(2,669,611)

Consumer Durables & Apparel (1.3%)
iRobot Corp. *	1,686	(133,615)
Mattel, Inc.	45,365	(719,943)
Newell Brands, Inc.	91,175	(2,387,873)
Under Armour, Inc., Class A *	24,566	(490,583)
		(3,732,014)

Consumer Services (1.1%)
Caesars Entertainment Corp. *	231,027	(2,610,605)
Jack in the Box, Inc.	3,800	(320,112)
		(2,930,717)

Diversified Financials (3.4%)
Cannae Holdings, Inc. *	17,440	(318,280)
Credit Acceptance Corp. *	5,296	(2,031,546)
FirstCash, Inc.	10,028	(814,274)
LendingClub Corp. *	379,091	(1,561,855)
PJT Partners, Inc., Class A	9,645	(580,725)
PRA Group, Inc. *	94,317	(3,697,226)
WisdomTree Investments, Inc.	59,332	(518,562)
		(9,522,468)

Energy (3.7%)
Callon Petroleum Co. *	33,067	(355,801)
Ensco plc, Class A	473,199	(3,515,869)
GasLog Ltd.	21,588	(363,758)
Golar LNG Ltd.	40,307	(1,048,385)
Nabors Industries Ltd.	82,552	(493,661)
Parsley Energy, Inc., Class A *	28,901	(908,358)
QEP Resources, Inc. *	109,544	(1,138,162)
SemGroup Corp., Class A	96,609	(2,429,716)
Tellurian, Inc. *	25,000	(195,250)
		(10,448,960)

Security	Number of Shares	Value ($)
Food & Staples Retailing (0.3%)
PriceSmart, Inc.	11,844	(968,247)

Food, Beverage & Tobacco (0.7%)
The Kraft Heinz Co.	30,428	(1,833,287)

Health Care Equipment & Services (2.2%)
AxoGen, Inc. *	52,944	(2,378,509)
Evolent Health, Inc., Class A *	15,896	(321,099)
iRhythm Technologies, Inc. *	4,953	(374,199)
LHC Group, Inc. *	9,826	(845,822)
Medidata Solutions, Inc. *	3,508	(260,680)
Neogen Corp. *	2,211	(182,186)
Teladoc, Inc. *	10,299	(616,395)
Wright Medical Group N.V. *	43,529	(1,106,943)
		(6,085,833)

Household & Personal Products (1.0%)
WD-40 Co.	17,499	(2,802,465)

Insurance (2.6%)
Alleghany Corp.	468	(294,498)
Kemper Corp.	24,606	(1,963,559)
Markel Corp. *	355	(415,350)
RenaissanceRe Holdings Ltd.	27,020	(3,562,587)
Safety Insurance Group, Inc.	3,128	(286,525)
Selective Insurance Group, Inc.	5,991	(358,262)
State Auto Financial Corp.	13,200	(426,888)
		(7,307,669)

Materials (2.9%)
Cleveland-Cliffs, Inc. *	257,392	(2,777,260)
Martin Marietta Materials, Inc.	13,277	(2,647,699)
Sealed Air Corp.	31,853	(1,403,762)
The Mosaic Co.	6,373	(191,891)
The Scotts Miracle-Gro Co.	1,611	(127,962)
Valvoline, Inc.	28,619	(646,503)
Vulcan Materials Co.	1,899	(212,688)
		(8,007,765)

Media (0.8%)
Liberty Broadband Corp., Class A *	26,537	(2,105,445)

Pharmaceuticals, Biotechnology & Life Sciences (1.4%)
Accelerate Diagnostics, Inc. *	5,952	(130,646)
Agios Pharmaceuticals, Inc. *	4,555	(393,597)
Bluebird Bio, Inc. *	1,989	(308,096)
MyoKardia, Inc. *	2,342	(134,431)
Seattle Genetics, Inc. *	16,182	(1,139,213)
Syneos Health, Inc. *	6,274	(309,151)
The Medicines Co. *	14,909	(592,335)
Ultragenyx Pharmaceutical, Inc. *	10,151	(803,046)
WaVe Life Sciences Ltd. *	5,759	(232,664)
		(4,043,179)

Real Estate (2.7%)
Acadia Realty Trust	145,214	(3,932,395)
Retail Opportunity Investments Corp.	46,802	(885,026)
Seritage Growth Properties, Class A	13,231	(559,804)
Tanger Factory Outlet Centers, Inc.	12,536	(298,984)

17

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Terreno Realty Corp.	34,354	(1,268,006)
Urban Edge Properties	30,639	(694,892)
		(7,639,107)

Retailing (0.9%)
Camping World Holdings, Inc., Class A	7,992	(177,183)
CarMax, Inc. *	15,684	(1,171,281)
Floor & Decor Holdings, Inc., Class A *	9,110	(435,002)
TripAdvisor, Inc. *	13,643	(791,158)
		(2,574,624)

Semiconductors & Semiconductor Equipment (1.2%)
Ambarella, Inc. *	17,266	(676,482)
Cree, Inc. *	25,331	(1,194,357)
MACOM Technology Solutions Holdings, Inc. *	27,625	(575,429)
MaxLinear, Inc. *	19,181	(332,023)
Power Integrations, Inc.	6,223	(444,944)
		(3,223,235)

Software & Services (2.3%)
2U, Inc. *	11,167	(844,895)
Ellie Mae, Inc. *	13,150	(1,304,743)
Gartner, Inc. *	30,312	(4,105,154)
HubSpot, Inc. *	857	(106,354)
		(6,361,146)

Technology Hardware & Equipment (2.3%)
Finisar Corp. *	76,129	(1,282,774)
II-VI, Inc. *	22,675	(888,860)
Infinera Corp. *	73,982	(615,530)
ViaSat, Inc. *	49,657	(3,492,873)
		(6,280,037)

Security	Number of Shares	Value ($)
Telecommunication Services (0.4%)
Iridium Communications, Inc. *	70,572	(1,220,896)

Transportation (0.5%)
Heartland Express, Inc.	15,979	(306,637)
Spirit Airlines, Inc. *	25,573	(1,110,891)
		(1,417,528)
Total Short Sales
(Proceeds $106,326,640)		(110,448,679)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	37	5,211,635	20,764
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$270,819,196	$—	$—	$270,819,196
Other Investment Company[1]	8,587,616	—	—	8,587,616
Futures Contracts[2]	20,764	—	—	20,764
Liabilities
Short Sales[1]	(110,448,679)	—	—	(110,448,679)
Total	$168,978,897	$—	$—	$168,978,897
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
18

Schwab Capital Trust
Schwab Health Care Fund™

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Australia 1.9%
Ansell Ltd.	307,410	6,588,653
Cochlear Ltd.	11,283	1,705,482
CSL Ltd.	54,985	8,044,656
		16,338,791

Belgium 0.1%
UCB S.A.	5,200	447,068

Denmark 3.7%
Coloplast A/S, Class B	41,200	4,493,667
GN Store Nord A/S	43,200	2,060,730
H. Lundbeck A/S	115,212	8,338,010
Novo Nordisk A/S, Class B	337,614	16,795,380
		31,687,787

France 0.7%
Ipsen S.A.	5,600	930,409
Sanofi	59,706	5,194,201
		6,124,610

Hong Kong 1.1%
China Medical System Holdings Ltd.	802,000	1,373,399
Consun Pharmaceutical Group Ltd.	774,000	589,706
CSPC Pharmaceutical Group Ltd.	86,000	225,455
Sihuan Pharmaceutical Holdings Group Ltd.	1,792,000	386,688
Sino Biopharmaceutical Ltd.	5,028,000	6,886,458
SSY Group Ltd.	306,000	292,486
		9,754,192

Ireland 4.2%
Allergan plc	65,361	12,032,306
Medtronic plc	166,765	15,047,206
Perrigo Co., plc	110,300	8,881,356
		35,960,868

Japan 2.7%
Astellas Pharma, Inc.	481,400	7,852,058
EPS Holdings, Inc.	69,943	1,338,251
Hoya Corp.	169,000	10,169,525
KYORIN Holdings, Inc.	21,000	427,584
Paramount Bed Holdings Co., Ltd.	8,700	368,570
Shionogi & Co., Ltd.	20,300	1,108,026
Takara Bio, Inc.	66,700	1,484,735
		22,748,749

Security	Number of Shares	Value ($)
Republic of Korea 1.1%
Celltrion, Inc. *	15,784	3,843,907
Hugel, Inc. *	4,789	2,048,161
Huons Co., Ltd.	17,560	1,512,678
Medy-Tox, Inc.	2,053	1,319,621
Samjin Pharmaceutical Co., Ltd.	7,800	320,875
		9,045,242

Sweden 1.6%
Swedish Orphan Biovitrum AB *	470,544	12,729,713
Vitrolife AB	58,000	754,722
		13,484,435

Switzerland 6.5%
Lonza Group AG *	47,612	14,655,796
Novartis AG	215,320	18,070,022
Roche Holding AG	90,696	22,279,138
Siegfried Holding AG *	1,130	487,456
		55,492,412

Taiwan 0.0%
TaiDoc Technology Corp.	48,000	244,157

United Kingdom 1.8%
AstraZeneca plc	38,243	2,943,800
GlaxoSmithKline plc	382,780	7,950,434
Indivior plc *	521,074	2,090,077
Smith & Nephew plc	147,748	2,558,117
		15,542,428

United States 74.2%
Abbott Laboratories	267,200	17,512,288
AbbVie, Inc.	333,099	30,721,721
Agilent Technologies, Inc.	185,900	12,276,836
Alexion Pharmaceuticals, Inc. *	63,800	8,482,848
Align Technology, Inc. *	4,100	1,462,265
AMAG Pharmaceuticals, Inc. *	162,622	3,585,815
Amgen, Inc.	179,211	35,223,922
AngioDynamics, Inc. *	25,100	530,614
Anthem, Inc.	25,000	6,325,000
Audentes Therapeutics, Inc. *	10,700	402,855
Avanos Medical, Inc. *	30,900	1,705,680
Baxter International, Inc.	42,473	3,077,169
Becton, Dickinson & Co.	12,000	3,004,440
Bio-Techne Corp.	43,200	6,939,648
Biogen, Inc. *	68,214	22,808,715
Boston Scientific Corp. *	203,100	6,826,191
Bristol-Myers Squibb Co.	296,134	17,397,872
Catalent, Inc. *	99,000	4,128,300
Celgene Corp. *	221,087	19,917,728
Cigna Corp.	24,200	4,341,964
CVS Health Corp.	42,400	2,750,064

19

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Danaher Corp.	97,200	9,970,776
Edwards Lifesciences Corp. *	18,400	2,621,080
Eli Lilly & Co.	221,829	21,918,923
Emergent BioSolutions, Inc. *	153,800	8,359,030
Express Scripts Holding Co. *	160,239	12,732,591
Genomic Health, Inc. *	133,883	7,186,839
Gilead Sciences, Inc.	331,785	25,822,827
Haemonetics Corp. *	70,028	6,837,534
Halozyme Therapeutics, Inc. *	158,900	2,876,090
HCA Healthcare, Inc.	46,600	5,789,118
Hill-Rom Holdings, Inc.	55,000	5,181,000
Horizon Pharma plc *	81,900	1,443,897
Humana, Inc.	10,900	3,424,562
IDEXX Laboratories, Inc. *	18,700	4,580,191
Illumina, Inc. *	34,840	11,300,702
Innoviva, Inc. *	127,300	1,801,295
Intuitive Surgical, Inc. *	14,600	7,419,574
Jazz Pharmaceuticals plc *	21,600	3,738,528
Johnson & Johnson	533,002	70,633,425
Luminex Corp.	49,300	1,669,298
McKesson Corp.	19,100	2,398,960
Merck & Co., Inc.	550,510	36,262,094
Meridian Bioscience, Inc.	101,500	1,603,700
Mylan N.V. *	243,400	9,081,254
Myriad Genetics, Inc. *	99,518	4,353,913
Pfizer, Inc.	1,236,500	49,373,445
PTC Therapeutics, Inc. *	27,255	1,037,598
Quality Systems, Inc. *	44,000	885,720
ResMed, Inc.	44,100	4,664,898
Stryker Corp.	21,500	3,509,875
Tenet Healthcare Corp. *	187,600	7,059,388
Thermo Fisher Scientific, Inc.	67,050	15,725,237
Triple-S Management Corp., Class B *	112,900	4,009,079
UnitedHealth Group, Inc.	169,591	42,943,833
Security	Number of Shares	Value ($)
Varian Medical Systems, Inc. *	78,800	9,097,460
Waters Corp. *	21,200	4,182,124
Zoetis, Inc.	182,600	15,791,248
		636,709,041
Total Common Stock
(Cost $589,959,743)		853,579,780
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
BNP Paribas
U.S. Dollar
1.27%, 08/01/18 (a)	1,023,080	1,023,080
Brown Brothers Harriman
New Zealand Dollar
1.00%, 08/01/18 (a)	12	8
Australian Dollar
0.78%, 08/01/18 (a)	4	3
Total Short-Term Investments
(Cost $1,023,091)		1,023,091
At July 31, 2018, the values of certain foreign securities held by the fund aggregating $180,909,871 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$672,669,909	$—	$—	$672,669,909
Australia	—	16,338,791	—	16,338,791
Belgium	—	447,068	—	447,068
Denmark	—	31,687,787	—	31,687,787
France	—	6,124,610	—	6,124,610
Hong Kong	—	9,754,192	—	9,754,192
Japan	—	22,748,749	—	22,748,749
Republic of Korea	—	9,045,242	—	9,045,242
Sweden	—	13,484,435	—	13,484,435
Switzerland	—	55,492,412	—	55,492,412
Taiwan	—	244,157	—	244,157
United Kingdom	—	15,542,428	—	15,542,428
Short-Term Investments[1]	—	1,023,091	—	1,023,091
Total	$672,669,909	$181,932,962	$—	$854,602,871
[1]	As categorized in Portfolio Holdings.
20

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018.
21

Schwab Capital Trust
Schwab® International Core Equity Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 6.6%
Aristocrat Leisure Ltd.	1,104,846	26,464,303
CSR Ltd.	1,104,882	3,486,633
Inghams Group Ltd.	1,078,409	2,941,161
Macquarie Group Ltd.	65,462	5,972,607
Metcash Ltd.	565,372	1,105,327
National Australia Bank Ltd.	1,099,342	23,146,909
Qantas Airways Ltd.	1,920,111	9,596,972
REA Group Ltd.	104,843	6,769,118
Sandfire Resources NL	1,100,899	6,047,525
Telstra Corp., Ltd.	1,713,915	3,614,032
Whitehaven Coal Ltd.	1,038,857	4,198,975
		93,343,562

Austria 0.3%
OMV AG	74,396	4,204,350

Belgium 0.8%
UCB S.A.	129,478	11,131,828

Canada 0.6%
Parex Resources, Inc. *	472,400	8,337,859

Denmark 2.4%
Coloplast A/S, Class B	28,320	3,088,851
H. Lundbeck A/S	114,734	8,303,416
Novo Nordisk A/S, Class B	411,785	20,485,186
Topdanmark A/S	53,091	2,280,167
		34,157,620

Finland 2.6%
Fortum Oyj	1,029,461	25,863,160
Stora Enso Oyj, R Shares	105,000	1,732,753
UPM-Kymmene Oyj	246,929	8,759,223
		36,355,136

France 10.8%
BNP Paribas S.A.	323,021	20,954,309
Christian Dior SE	3,216	1,368,296
Dassault Aviation S.A.	2,802	5,179,218
Eiffage S.A.	44,307	4,951,340
Engie S.A.	648,063	10,465,274
Faurecia S.A.	58,656	3,984,397
Gaztransport Et Technigaz S.A.	116,303	7,613,866
Hermes International	4,380	2,772,083
Ipsen S.A.	85,537	14,211,499
L'Oreal S.A.	13,962	3,411,912
LVMH Moet Hennessy Louis Vuitton SE	17,500	6,098,540
Neopost S.A.	110,802	2,863,922
Security	Number of Shares	Value ($)
Peugeot S.A.	245,095	7,039,609
Sanofi	239,823	20,863,713
TOTAL S.A.	618,614	40,349,286
		152,127,264

Germany 8.9%
adidas AG	17,580	3,886,822
Allianz SE	132,156	29,240,103
BASF SE	306,084	29,340,750
Covestro AG	274,102	26,323,839
Deutsche Lufthansa AG	237,438	6,661,895
Deutsche Pfandbriefbank AG	720,717	11,288,707
Deutz AG	180,735	1,642,928
Hugo Boss AG	120,264	10,844,389
Siltronic AG	33,888	5,910,522
		125,139,955

Greece 0.1%
Motor Oil (Hellas) Corinth Refineries S.A.	95,130	2,020,123

Hong Kong 4.1%
CK Asset Holdings Ltd.	677,000	5,184,791
Ping An Insurance Group Co. of China Ltd., Class H (a)	1,461,500	13,605,511
Sinopec Shanghai Petrochemical Co., Ltd., Class H (a)	1,355,000	814,742
Sunny Optical Technology Group Co., Ltd.	91,200	1,512,698
Tencent Holdings Ltd.	438,900	19,976,255
Weichai Power Co., Ltd., Class H (a)	6,970,000	8,527,336
Wynn Macau Ltd.	2,638,200	7,791,612
		57,412,945

Italy 2.9%
Banco BPM S.p.A. *	933,585	2,958,893
Fiat Chrysler Automobiles N.V. *	1,237,491	21,100,734
Intesa Sanpaolo S.p.A.	2,203,684	6,753,489
Moncler S.p.A.	230,404	10,154,735
		40,967,851

Japan 23.0%
Asahi Group Holdings Ltd.	61,000	2,964,891
Astellas Pharma, Inc.	1,158,700	18,899,419
Capcom Co., Ltd.	57,000	1,478,213
Daiichikosho Co., Ltd.	35,000	1,662,033
Daikyonishikawa Corp.	188,602	2,802,734
Daiwa House Industry Co., Ltd.	76,200	2,778,673
en-Japan, Inc.	110,200	5,214,459
Fast Retailing Co., Ltd.	11,200	4,905,103
Fuji Electric Co., Ltd.	552,000	4,077,633
Haseko Corp.	651,100	8,639,922
Hazama Ando Corp.	303,500	2,410,951
Hitachi Ltd.	1,245,000	8,703,493
Hoya Corp.	294,000	17,691,364

22

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Japan Airlines Co., Ltd.	290,100	10,708,881
Japan Securities Finance Co., Ltd.	672,200	3,754,187
Kanamoto Co., Ltd.	156,800	4,889,199
Kao Corp.	58,500	4,273,539
Kenedix Office Investment Corp.	1,097	6,653,678
Kenedix, Inc.	170,554	976,086
Kirin Holdings Co., Ltd.	615,300	15,752,537
Matsumotokiyoshi Holdings Co., Ltd.	162,800	7,060,414
Mitsubishi UFJ Financial Group, Inc.	1,830,800	11,235,373
Mixi, Inc.	194,300	5,116,773
Nexon Co., Ltd. *	394,600	5,685,661
Nihon Unisys Ltd.	290,052	6,695,203
Nintendo Co., Ltd.	10,000	3,381,871
Nomura Holdings, Inc.	1,493,100	7,079,389
ORIX Corp.	1,096,000	17,752,448
Pola Orbis Holdings, Inc.	104,900	4,065,119
Sankyu, Inc.	209,180	11,023,990
Seino Holdings Co., Ltd.	306,000	5,344,451
Shionogi & Co., Ltd.	308,119	16,817,920
Shiseido Co., Ltd.	135,600	9,989,714
Sony Corp.	550,498	29,587,511
Sumitomo Mitsui Construction Co., Ltd.	332,100	2,604,110
Sumitomo Mitsui Financial Group, Inc.	58,000	2,301,888
T-Gaia Corp.	128,200	3,101,172
Taisei Corp.	95,195	5,294,183
The Kansai Electric Power Co., Inc.	643,001	9,153,407
TOKAI Holdings Corp.	559,500	5,535,449
Tokuyama Corp.	177,800	5,624,398
Tokyo Electron Ltd.	24,300	4,259,788
Toshiba TEC Corp.	1,127,000	6,565,303
Tosoh Corp.	299,000	4,883,618
Toyota Boshoku Corp.	231,000	4,295,814
		323,691,962

Netherlands 4.5%
BE Semiconductor Industries N.V.	168,784	3,649,047
Heineken Holding N.V.	260,102	25,151,317
Koninklijke Ahold Delhaize N.V.	807,957	20,546,880
SBM Offshore N.V.	889,790	13,786,975
		63,134,219

Norway 1.0%
Telenor A.S.A.	739,047	14,457,243

Portugal 0.2%
The Navigator Co., S.A.	384,728	2,194,183

Republic of Korea 1.6%
LG Household & Health Care Ltd.	4,570	4,948,925
Samsung Electronics Co., Ltd.	340,100	14,117,628
SK Holdings Co., Ltd.	10,272	2,421,311
SK Hynix, Inc.	19,000	1,468,517
		22,956,381

Singapore 0.9%
CapitaLand Ltd.	4,887,000	11,609,316
DBS Group Holdings Ltd.	82,000	1,613,376
		13,222,692

Security	Number of Shares	Value ($)
Spain 2.8%
ACS Actividades de Construccion y Servicios S.A.	572,541	25,092,640
Ence Energia y Celulosa S.A.	1,031,377	9,728,669
Mediaset Espana Comunicacion S.A.	140,284	1,103,646
Telefonica S.A.	469,945	4,222,700
		40,147,655

Sweden 2.3%
Atlas Copco AB, A Shares	112,386	3,218,331
Boliden AB	407,825	12,140,047
Hemfosa Fastigheter AB	144,970	1,990,991
Kindred Group plc SDR	761,379	9,825,782
Sandvik AB	190,771	3,488,376
Swedish Orphan Biovitrum AB *	51,500	1,393,239
		32,056,766

Switzerland 7.2%
Adecco Group AG	120,089	7,382,734
Cembra Money Bank AG	101,469	9,306,112
GAM Holding AG *	140,131	1,416,802
Inficon Holding AG *	2,996	1,401,874
Nestle S.A.	56,212	4,580,904
Novartis AG	170,110	14,275,922
Pargesa Holding S.A.	111,523	9,315,024
Partners Group Holding AG	20,263	15,376,910
Roche Holding AG	153,857	37,794,405
		100,850,687

Taiwan 0.1%
Ruentex Industries Ltd.	1,123,000	2,153,710

United Kingdom 15.5%
888 Holdings plc	269,620	880,119
Ashtead Group plc	678,374	20,825,679
Barclays plc	1,119,839	2,848,651
Carnival plc	190,721	11,070,866
Centrica plc	710,000	1,386,216
Direct Line Insurance Group plc	3,795,919	17,126,596
Evraz plc	207,057	1,510,535
Ferguson plc	107,536	8,480,587
GlaxoSmithKline plc	357,514	7,425,653
Imperial Brands plc	304,931	11,678,156
International Consolidated Airlines Group S.A.	1,406,628	13,091,088
Jupiter Fund Management plc	459,710	2,641,391
Lloyds Banking Group plc	36,959,431	30,294,833
Man Group plc	3,531,481	8,036,813
Mondi plc	104,204	2,865,139
Next plc	123,914	9,647,234
Paragon Banking Group plc	861,655	5,624,927
Rightmove plc	88,155	5,631,906
Rio Tinto plc	98,568	5,411,468
Tesco plc	8,300,176	28,345,139
The British Land Co., plc	480,777	4,163,941
Unilever plc	298,669	17,061,452
WH Smith plc	83,956	2,119,743
		218,168,132
Total Common Stock
(Cost $1,334,011,499)		1,398,232,123

23

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83% (b)	4,913,873	4,913,873
Total Other Investment Company
(Cost $4,913,873)		4,913,873
At July 31, 2018, the values of certain foreign securities held by the fund aggregating $1,386,487,925 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	Represents a China based company which is listed on the Hong Kong exchange and traded in Hong Kong dollars.
(b)	The rate shown is the 7-day yield.

SDR –	Swedish Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$1,169,706,009	$—	$1,169,706,009
Canada	8,337,859	—	—	8,337,859
Greece	2,020,123	—	—	2,020,123
United Kingdom	1,386,216	216,781,916	—	218,168,132
Other Investment Company[1]	4,913,873	—	—	4,913,873
Total	$16,658,071	$1,386,487,925	$—	$1,403,145,996
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $1,223,351 from Level 1 to Level 2 for the period ended July 31, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation procedures approved by the Board of Trustees. There were no transfers from Level 2 to Level 1 and no transfers in or out of Level 3 during the period. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
24

Schwab Active Equity Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and
25

Schwab Active Equity Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87636JUL18
26

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.5%
Adient plc	76,485	3,642,981
Aptiv plc	54,100	5,305,587
BorgWarner, Inc.	62,467	2,874,731
Cooper Tire & Rubber Co.	38,400	1,096,320
Dana, Inc.	48,700	1,039,745
Ford Motor Co.	2,096,231	21,046,159
General Motors Co.	671,768	25,466,725
Gentex Corp.	50,400	1,169,280
Harley-Davidson, Inc.	77,554	3,326,291
Lear Corp.	22,200	3,998,886
Tenneco, Inc.	21,600	995,760
The Goodyear Tire & Rubber Co.	144,390	3,495,682
Thor Industries, Inc.	11,200	1,062,320
Visteon Corp. *	15,100	1,767,908
		76,288,375

Banks 4.9%
Bank of America Corp.	964,594	29,786,663
BB&T Corp.	121,375	6,167,064
CIT Group, Inc.	40,700	2,154,251
Citigroup, Inc.	493,852	35,503,020
Citizens Financial Group, Inc.	76,500	3,043,170
Comerica, Inc.	22,100	2,142,374
Fifth Third Bancorp	149,890	4,435,245
First Republic Bank	10,400	1,028,144
Huntington Bancshares, Inc.	131,027	2,023,057
JPMorgan Chase & Co.	560,243	64,399,933
KeyCorp	127,457	2,660,027
M&T Bank Corp.	17,819	3,088,924
New York Community Bancorp, Inc.	140,330	1,511,354
People’s United Financial, Inc.	69,477	1,266,566
Regions Financial Corp.	190,525	3,545,670
SunTrust Banks, Inc.	80,660	5,813,166
The PNC Financial Services Group, Inc.	72,315	10,473,381
U.S. Bancorp	305,400	16,189,254
Wells Fargo & Co.	1,022,313	58,568,312
		253,799,575

Capital Goods 7.8%
3M Co.	108,281	22,990,222
AECOM *	55,354	1,857,680
AGCO Corp.	39,240	2,472,905
Allison Transmission Holdings, Inc.	31,100	1,461,700
AMETEK, Inc.	30,600	2,380,680
Carlisle Cos., Inc.	13,700	1,682,908
Caterpillar, Inc.	143,777	20,675,133
Cummins, Inc.	53,194	7,596,635
Deere & Co.	104,593	15,144,020
Donaldson Co., Inc.	24,300	1,159,110
Dover Corp.	44,075	3,657,344
Eaton Corp. plc	121,016	10,064,901
Security	Number of Shares	Value ($)
EMCOR Group, Inc.	18,540	1,426,653
Emerson Electric Co.	210,100	15,186,028
Fastenal Co.	56,540	3,218,822
Flowserve Corp.	60,875	2,698,589
Fluor Corp.	133,750	6,854,688
Fortive Corp.	38,178	3,133,650
Fortune Brands Home & Security, Inc.	25,600	1,484,800
GATX Corp.	15,700	1,292,738
General Dynamics Corp.	58,616	11,709,132
General Electric Co.	3,434,778	46,816,024
Harris Corp.	18,968	3,128,772
HD Supply Holdings, Inc. *	24,100	1,059,918
Honeywell International, Inc.	118,145	18,861,849
Hubbell, Inc.	14,484	1,785,153
Huntington Ingalls Industries, Inc.	7,400	1,724,570
IDEX Corp.	10,600	1,627,948
Illinois Tool Works, Inc.	82,284	11,793,766
Ingersoll-Rand plc	52,782	5,199,555
Jacobs Engineering Group, Inc.	55,440	3,749,407
Johnson Controls International plc	128,698	4,827,462
L3 Technologies, Inc.	6,300	1,350,972
Lincoln Electric Holdings, Inc.	17,200	1,615,768
Lockheed Martin Corp.	41,534	13,544,237
Masco Corp.	35,400	1,427,682
MSC Industrial Direct Co., Inc., Class A	13,600	1,150,968
Northrop Grumman Corp.	39,233	11,789,124
Oshkosh Corp.	29,820	2,243,955
Owens Corning	27,450	1,707,939
PACCAR, Inc.	101,521	6,671,960
Parker-Hannifin Corp.	34,697	5,865,528
Pentair plc	36,537	1,631,377
Quanta Services, Inc. *	80,700	2,749,449
Raytheon Co.	55,665	11,023,340
Regal Beloit Corp.	14,600	1,254,870
Rockwell Automation, Inc.	20,650	3,873,114
Rockwell Collins, Inc.	20,230	2,811,768
Roper Technologies, Inc.	7,400	2,234,060
Snap-on, Inc.	11,800	2,001,162
Spirit AeroSystems Holdings, Inc., Class A	19,700	1,837,025
Stanley Black & Decker, Inc.	30,103	4,499,495
Terex Corp.	35,500	1,566,260
Textron, Inc.	63,020	4,302,375
The Boeing Co.	72,992	26,007,050
The Timken Co.	28,365	1,396,976
TransDigm Group, Inc.	7,700	2,891,658
Trinity Industries, Inc.	64,900	2,472,690
United Rentals, Inc. *	21,900	3,258,720
United Technologies Corp.	220,342	29,909,223
Valmont Industries, Inc.	8,100	1,131,165
W.W. Grainger, Inc.	20,138	6,979,025
WABCO Holdings, Inc. *	8,900	1,118,552
Wabtec Corp.	15,800	1,743,056
Watsco, Inc.	7,000	1,207,570
WESCO International, Inc. *	28,900	1,762,900
Xylem, Inc.	23,455	1,795,715
		407,549,490

1

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.6%
ABM Industries, Inc.	30,500	951,600
Cintas Corp.	15,350	3,138,768
Equifax, Inc.	14,730	1,848,615
IHS Markit Ltd. *	20,100	1,065,903
KAR Auction Services, Inc.	22,000	1,307,900
ManpowerGroup, Inc.	37,990	3,542,947
Nielsen Holdings plc	90,500	2,132,180
Pitney Bowes, Inc.	137,419	1,199,668
Republic Services, Inc.	48,693	3,529,269
Robert Half International, Inc.	39,410	2,985,701
The Dun & Bradstreet Corp.	10,040	1,263,936
Verisk Analytics, Inc. *	11,100	1,227,882
Waste Management, Inc.	86,214	7,759,260
		31,953,629

Consumer Durables & Apparel 1.4%
Brunswick Corp.	19,700	1,266,710
Carter’s, Inc.	11,600	1,216,028
D.R. Horton, Inc.	51,000	2,228,700
Fossil Group, Inc. *	166,900	4,372,780
Garmin Ltd.	27,970	1,746,726
Hanesbrands, Inc.	74,800	1,665,048
Hasbro, Inc.	21,241	2,115,816
Leggett & Platt, Inc.	38,817	1,691,257
Lennar Corp., Class A	33,900	1,771,953
Mattel, Inc.	220,635	3,501,477
Michael Kors Holdings Ltd. *	49,500	3,303,135
Mohawk Industries, Inc. *	8,735	1,645,325
Newell Brands, Inc.	62,403	1,634,334
NIKE, Inc., Class B	231,654	17,816,509
NVR, Inc. *	649	1,790,870
Polaris Industries, Inc.	17,900	1,887,018
PulteGroup, Inc.	72,800	2,074,072
PVH Corp.	16,180	2,483,954
Ralph Lauren Corp.	31,320	4,227,574
Tapestry, Inc.	91,775	4,324,438
VF Corp.	73,080	6,728,476
Whirlpool Corp.	26,755	3,507,580
		72,999,780

Consumer Services 1.6%
Aramark	56,700	2,279,907
Brinker International, Inc.	32,155	1,516,751
Carnival Corp.	89,610	5,308,497
Chipotle Mexican Grill, Inc. *	5,887	2,552,957
Darden Restaurants, Inc.	27,562	2,947,480
Domino’s Pizza, Inc.	5,200	1,365,832
H&R Block, Inc.	63,265	1,591,747
Hilton Worldwide Holdings, Inc.	16,600	1,305,756
Las Vegas Sands Corp.	71,200	5,119,280
Marriott International, Inc., Class A	27,925	3,569,932
McDonald’s Corp.	175,748	27,687,340
MGM Resorts International	80,115	2,513,208
Norwegian Cruise Line Holdings Ltd. *	18,400	920,552
Royal Caribbean Cruises Ltd.	24,229	2,732,062
Service Corp. International	30,200	1,188,370
Starbucks Corp.	156,480	8,197,987
The Wendy’s Co.	71,700	1,195,956
Wyndham Destinations, Inc.	29,340	1,353,161
Wyndham Hotels & Resorts, Inc.	29,840	1,730,720
Wynn Resorts Ltd.	15,604	2,602,435
Yum China Holdings, Inc.	59,130	2,133,410
Yum! Brands, Inc.	69,730	5,528,892
		85,342,232

Security	Number of Shares	Value ($)
Diversified Financials 4.6%
Affiliated Managers Group, Inc.	7,100	1,136,071
AGNC Investment Corp.	79,300	1,543,971
Ally Financial, Inc.	261,900	7,008,444
American Express Co.	197,807	19,685,753
Ameriprise Financial, Inc.	45,434	6,618,371
Annaly Capital Management, Inc.	232,561	2,493,054
Berkshire Hathaway, Inc., Class B *	298,986	59,160,360
BlackRock, Inc.	14,400	7,239,744
Capital One Financial Corp.	165,632	15,622,410
CME Group, Inc.	28,600	4,550,832
Discover Financial Services	130,522	9,320,576
Franklin Resources, Inc.	129,409	4,441,317
Intercontinental Exchange, Inc.	29,900	2,209,909
Invesco Ltd.	109,100	2,944,609
Jefferies Financial Group, Inc.	66,500	1,612,625
Lazard Ltd., Class A	18,800	1,020,840
Legg Mason, Inc.	47,120	1,608,206
LPL Financial Holdings, Inc.	25,500	1,690,395
Moody’s Corp.	18,970	3,246,146
Morgan Stanley	133,383	6,743,844
MSCI, Inc.	9,200	1,528,948
Nasdaq, Inc.	14,683	1,342,026
Navient Corp.	287,900	3,803,159
Northern Trust Corp.	24,410	2,666,060
Raymond James Financial, Inc.	12,900	1,181,511
S&P Global, Inc.	22,068	4,423,310
Santander Consumer USA Holdings, Inc.	83,300	1,602,692
SEI Investments Co.	17,100	1,024,974
SLM Corp. *	161,900	1,827,851
State Street Corp.	65,166	5,754,809
Synchrony Financial	213,100	6,167,114
T. Rowe Price Group, Inc.	50,045	5,959,359
TD Ameritrade Holding Corp.	26,900	1,537,335
The Bank of New York Mellon Corp.	162,249	8,675,454
The Charles Schwab Corp. (a)	55,115	2,814,172
The Goldman Sachs Group, Inc.	95,609	22,700,445
Voya Financial, Inc.	63,100	3,187,812
Waddell & Reed Financial, Inc., Class A	56,800	1,176,328
		237,270,836

Energy 13.9%
Anadarko Petroleum Corp.	139,779	10,224,834
Andeavor	73,784	11,072,027
Apache Corp.	178,668	8,218,728
Baker Hughes, a GE Co.	257,786	8,914,240
Chevron Corp.	956,122	120,729,525
CNX Resources Corp. *	79,635	1,296,458
Concho Resources, Inc. *	12,200	1,779,370
ConocoPhillips	700,582	50,561,003
Devon Energy Corp.	111,127	5,001,826
EOG Resources, Inc.	76,501	9,864,039
EQT Corp.	26,100	1,296,648
Exxon Mobil Corp.	2,405,591	196,079,723
Halliburton Co.	280,370	11,893,295
Helmerich & Payne, Inc.	46,995	2,883,143
Hess Corp.	230,004	15,095,163
HollyFrontier Corp.	180,402	13,454,381
Kinder Morgan, Inc.	590,600	10,500,868
Marathon Oil Corp.	627,419	13,251,089
Marathon Petroleum Corp.	319,652	25,837,471
Murphy Oil Corp.	164,850	5,482,911
Nabors Industries Ltd.	379,700	2,270,606
National Oilwell Varco, Inc.	272,901	13,268,447
Noble Corp. plc *	575,700	3,362,088
Noble Energy, Inc.	121,670	4,391,070
Occidental Petroleum Corp.	274,530	23,041,303

2

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Oceaneering International, Inc.	86,800	2,374,848
ONEOK, Inc.	41,920	2,952,845
Patterson-UTI Energy, Inc.	88,200	1,517,040
PBF Energy, Inc., Class A	80,500	3,759,350
Phillips 66	320,608	39,543,791
Pioneer Natural Resources Co.	14,800	2,801,196
QEP Resources, Inc. *	161,242	1,675,304
Rowan Cos. plc, Class A *	70,600	1,022,288
Schlumberger Ltd.	429,360	28,990,387
SM Energy Co.	68,000	1,870,680
Targa Resources Corp.	31,100	1,588,277
The Williams Cos., Inc.	198,709	5,911,593
Transocean Ltd. *	417,900	5,378,373
Valero Energy Corp.	370,146	43,806,779
Weatherford International plc *	842,600	2,856,414
World Fuel Services Corp.	240,200	6,684,766
		722,504,187

Food & Staples Retailing 3.0%
Casey’s General Stores, Inc.	15,512	1,696,703
Costco Wholesale Corp.	131,063	28,664,789
Performance Food Group Co. *	30,600	1,097,010
Rite Aid Corp. *	837,200	1,682,772
SpartanNash, Co.	49,100	1,176,436
Sysco Corp.	155,539	10,453,776
The Kroger Co.	645,468	18,718,572
U.S. Foods Holding Corp. *	61,300	2,072,553
United Natural Foods, Inc. *	38,400	1,236,480
Walgreens Boots Alliance, Inc.	293,992	19,879,739
Walmart, Inc.	793,462	70,800,614
		157,479,444

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	329,016	19,306,659
Archer-Daniels-Midland Co.	477,984	23,067,508
Brown-Forman Corp., Class B	43,442	2,311,983
Bunge Ltd.	139,916	9,672,393
Campbell Soup Co.	41,230	1,686,307
ConAgra Brands, Inc.	87,020	3,194,504
Constellation Brands, Inc., Class A	10,620	2,232,643
Dean Foods Co.	79,900	784,618
Flowers Foods, Inc.	54,800	1,117,920
General Mills, Inc.	184,118	8,480,475
Hormel Foods Corp.	60,778	2,186,185
Ingredion, Inc.	18,900	1,914,570
Kellogg Co.	56,437	4,008,720
McCormick & Co., Inc. — Non Voting Shares	18,778	2,207,166
Molson Coors Brewing Co., Class B	30,780	2,062,260
Mondelez International, Inc., Class A	418,395	18,149,975
Monster Beverage Corp. *	24,000	1,440,480
PepsiCo, Inc.	299,633	34,457,795
Philip Morris International, Inc.	354,238	30,570,739
Sanderson Farms, Inc.	8,200	826,806
The Coca-Cola Co.	757,373	35,316,303
The Hershey Co.	25,012	2,456,429
The JM Smucker Co.	32,625	3,625,290
The Kraft Heinz Co.	94,744	5,708,326
Tyson Foods, Inc., Class A	99,715	5,748,570
		222,534,624

Health Care Equipment & Services 6.2%
Abbott Laboratories	224,567	14,718,121
Aetna, Inc.	78,631	14,813,294
AmerisourceBergen Corp.	32,567	2,664,958
Anthem, Inc.	102,100	25,831,300
Security	Number of Shares	Value ($)
Baxter International, Inc.	66,453	4,814,520
Becton, Dickinson & Co.	30,677	7,680,600
Boston Scientific Corp. *	73,465	2,469,159
Cardinal Health, Inc.	212,467	10,612,727
Centene Corp. *	22,420	2,921,999
Cerner Corp. *	30,700	1,905,856
Cigna Corp.	31,509	5,653,345
Community Health Systems, Inc. *(b)	407,062	1,359,587
CVS Health Corp.	647,456	41,993,996
Danaher Corp.	63,156	6,478,542
DaVita, Inc. *	43,820	3,079,670
DENTSPLY SIRONA, Inc.	26,735	1,286,221
Edwards Lifesciences Corp. *	14,500	2,065,525
Express Scripts Holding Co. *	375,247	29,817,127
HCA Healthcare, Inc.	94,674	11,761,351
Henry Schein, Inc. *	44,904	3,565,827
Humana, Inc.	44,370	13,940,167
Intuitive Surgical, Inc. *	5,637	2,864,667
Laboratory Corp. of America Holdings *	14,299	2,507,187
LifePoint Health, Inc. *	27,530	1,783,944
Magellan Health, Inc. *	14,200	1,033,050
McKesson Corp.	97,517	12,248,135
MEDNAX, Inc. *	27,300	1,168,167
Medtronic plc	216,636	19,547,066
Molina Healthcare, Inc. *	12,900	1,342,761
Owens & Minor, Inc.	94,402	1,781,366
Patterson Cos., Inc.	50,775	1,245,003
Quest Diagnostics, Inc.	40,552	4,368,261
ResMed, Inc.	16,200	1,713,636
Stryker Corp.	33,818	5,520,788
Tenet Healthcare Corp. *	90,193	3,393,962
UnitedHealth Group, Inc.	169,686	42,967,889
Universal Health Services, Inc., Class B	24,848	3,033,941
Varian Medical Systems, Inc. *	16,103	1,859,091
WellCare Health Plans, Inc. *	9,100	2,433,522
Zimmer Biomet Holdings, Inc.	29,224	3,668,196
		323,914,524

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	46,500	2,599,350
Colgate-Palmolive Co.	149,268	10,002,449
Herbalife Nutrition Ltd. *	36,500	1,884,495
Kimberly-Clark Corp.	57,501	6,547,064
Nu Skin Enterprises, Inc., Class A	19,440	1,416,204
The Clorox Co.	18,920	2,557,416
The Estee Lauder Cos., Inc., Class A	26,534	3,580,498
The Procter & Gamble Co.	669,045	54,112,359
		82,699,835

Insurance 3.6%
Aflac, Inc.	214,496	9,982,644
Alleghany Corp.	3,300	2,076,591
American Financial Group, Inc.	14,040	1,582,168
American International Group, Inc.	572,192	31,590,720
Aon plc	52,036	7,469,768
Arch Capital Group Ltd. *	50,925	1,556,268
Arthur J. Gallagher & Co.	24,300	1,733,805
Assurant, Inc.	28,355	3,127,557
Assured Guaranty Ltd.	54,300	2,113,356
Axis Capital Holdings Ltd.	38,150	2,157,764
Chubb Ltd.	61,538	8,598,089
Cincinnati Financial Corp.	27,280	2,063,186
CNO Financial Group, Inc.	73,900	1,503,865
Everest Re Group Ltd.	13,525	2,953,184
Fidelity National Financial, Inc.	59,084	2,392,902
First American Financial Corp.	23,700	1,327,200
Genworth Financial, Inc., Class A *	590,300	2,715,380

3

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lincoln National Corp.	53,580	3,648,798
Loews Corp.	101,589	5,158,689
Markel Corp. *	1,200	1,404,000
Marsh & McLennan Cos., Inc.	80,920	6,745,491
MetLife, Inc.	214,218	9,798,331
Old Republic International Corp.	62,000	1,321,220
Principal Financial Group, Inc.	51,291	2,978,981
Prudential Financial, Inc.	89,237	9,004,906
Reinsurance Group of America, Inc.	14,600	2,065,900
RenaissanceRe Holdings Ltd.	14,425	1,901,936
The Allstate Corp.	114,433	10,884,867
The Hartford Financial Services Group, Inc.	117,527	6,193,673
The Progressive Corp.	113,205	6,793,432
The Travelers Cos., Inc.	151,032	19,655,304
Torchmark Corp.	21,865	1,925,651
Unum Group	52,925	2,102,710
W. R. Berkley Corp.	25,163	1,907,607
White Mountains Insurance Group Ltd.	1,529	1,396,023
Willis Towers Watson plc	8,600	1,371,012
XL Group Ltd.	69,785	3,924,011
		185,126,989

Materials 3.4%
Air Products & Chemicals, Inc.	32,485	5,333,062
Albemarle Corp.	15,185	1,430,427
Alcoa Corp. *	108,670	4,702,151
AptarGroup, Inc.	12,400	1,270,132
Ashland Global Holdings, Inc.	33,035	2,712,504
Avery Dennison Corp.	18,300	2,098,644
Ball Corp.	59,060	2,301,568
Bemis Co., Inc.	40,838	1,874,873
Celanese Corp., Series A	21,600	2,551,176
CF Industries Holdings, Inc.	108,155	4,804,245
Commercial Metals Co.	73,145	1,634,059
Crown Holdings, Inc. *	21,700	982,359
Domtar Corp.	53,382	2,574,080
DowDuPont, Inc.	413,038	28,404,623
Eastman Chemical Co.	37,320	3,867,098
Ecolab, Inc.	34,091	4,796,604
FMC Corp.	16,280	1,463,246
Freeport-McMoRan, Inc.	500,430	8,257,095
Graphic Packaging Holding Co.	97,000	1,409,410
Huntsman Corp.	61,115	2,049,186
International Flavors & Fragrances, Inc.	11,735	1,557,939
International Paper Co.	125,693	6,753,485
LyondellBasell Industries N.V., Class A	177,550	19,670,765
Martin Marietta Materials, Inc.	7,700	1,535,534
Newmont Mining Corp.	115,021	4,218,970
Nucor Corp.	115,216	7,711,407
Owens-Illinois, Inc. *	66,205	1,236,709
Packaging Corp. of America	15,621	1,763,611
PPG Industries, Inc.	59,000	6,528,940
Praxair, Inc.	54,695	9,161,413
Reliance Steel & Aluminum Co.	37,520	3,384,304
RPM International, Inc.	28,865	1,858,040
Sealed Air Corp.	32,300	1,423,461
Sonoco Products Co.	31,755	1,772,564
Steel Dynamics, Inc.	52,050	2,451,035
The Mosaic Co.	311,631	9,383,209
The Sherwin-Williams Co.	7,165	3,157,830
United States Steel Corp.	68,004	2,477,386
Vulcan Materials Co.	11,623	1,301,776
WestRock Co.	56,907	3,299,468
		175,164,388

Security	Number of Shares	Value ($)
Media 2.7%
CBS Corp., Class B — Non Voting Shares	156,571	8,246,594
Charter Communications, Inc., Class A *	9,506	2,895,337
Cinemark Holdings, Inc.	28,900	1,038,088
Comcast Corp., Class A	1,012,294	36,219,879
Discovery, Inc., Class A *(b)	90,341	2,401,264
Discovery, Inc., Class C *	181,191	4,448,239
DISH Network Corp., Class A *	46,235	1,459,177
Liberty Media Corp. — Liberty SiriusXM, Class A *	8,500	400,690
Liberty Media Corp. — Liberty SiriusXM, Class C *	17,000	802,910
News Corp., Class A	128,700	1,939,509
News Corp., Class B	37,600	575,280
Omnicom Group, Inc.	69,513	4,784,580
TEGNA, Inc.	91,130	1,005,164
The Interpublic Group of Cos., Inc.	83,005	1,871,763
The Walt Disney Co.	364,062	41,342,881
Tribune Media Co., Class A	30,100	1,018,885
Twenty-First Century Fox, Inc., Class A	320,321	14,414,445
Twenty-First Century Fox, Inc., Class B	138,800	6,165,496
Viacom, Inc., Class B	377,398	10,963,412
		141,993,593

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
AbbVie, Inc.	172,352	15,896,025
Agilent Technologies, Inc.	36,836	2,432,649
Alexion Pharmaceuticals, Inc. *	9,300	1,236,528
Allergan plc	23,940	4,407,115
Amgen, Inc.	119,643	23,515,832
Biogen, Inc. *	20,250	6,770,992
Bristol-Myers Squibb Co.	215,261	12,646,584
Celgene Corp. *	81,256	7,320,353
Eli Lilly & Co.	160,381	15,847,247
Gilead Sciences, Inc.	300,087	23,355,771
IQVIA Holdings, Inc. *	9,400	1,146,236
Johnson & Johnson	436,717	57,873,737
Mallinckrodt plc *	50,400	1,181,880
Merck & Co., Inc.	738,692	48,657,642
Mettler-Toledo International, Inc. *	2,600	1,540,526
Mylan N.V. *	85,475	3,189,072
Perrigo Co., plc	20,300	1,634,556
Pfizer, Inc.	1,828,964	73,030,532
Regeneron Pharmaceuticals, Inc. *	3,000	1,104,030
Thermo Fisher Scientific, Inc.	34,345	8,054,933
United Therapeutics Corp. *	10,900	1,339,719
Waters Corp. *	8,400	1,657,068
Zoetis, Inc.	25,800	2,231,184
		316,070,211

Real Estate 1.5%
American Tower Corp.	24,265	3,597,044
AvalonBay Communities, Inc.	12,699	2,245,818
Boston Properties, Inc.	23,690	2,973,806
Brixmor Property Group, Inc.	74,900	1,324,981
Camden Property Trust	12,400	1,148,116
CBRE Group, Inc., Class A *	36,900	1,837,620
CoreCivic, Inc.	69,100	1,771,724
Crown Castle International Corp.	28,180	3,123,189
Digital Realty Trust, Inc.	19,200	2,331,264
Duke Realty Corp.	43,300	1,260,896
Equinix, Inc.	3,600	1,581,408
Equity Residential	49,345	3,228,643
Essex Property Trust, Inc.	4,500	1,082,025
GGP, Inc.	97,400	2,076,568
HCP, Inc.	110,465	2,861,044

4

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hospitality Properties Trust	56,961	1,610,287
Host Hotels & Resorts, Inc.	184,278	3,858,781
Iron Mountain, Inc.	76,179	2,674,645
Jones Lang LaSalle, Inc.	9,900	1,692,999
Kimco Realty Corp.	79,760	1,331,194
Mid-America Apartment Communities, Inc.	9,900	997,722
Outfront Media, Inc.	48,900	1,039,125
Park Hotels & Resorts, Inc.	26,300	822,664
Prologis, Inc.	41,600	2,729,792
Public Storage	12,630	2,751,193
Realogy Holdings Corp.	46,400	1,014,768
Realty Income Corp.	20,900	1,165,593
Senior Housing Properties Trust	63,700	1,136,408
Simon Property Group, Inc.	38,511	6,786,023
SL Green Realty Corp.	13,300	1,371,363
The Macerich Co.	24,297	1,434,981
UDR, Inc.	30,100	1,158,248
Ventas, Inc.	61,478	3,466,130
VEREIT, Inc.	140,700	1,073,541
Vornado Realty Trust	28,741	2,067,053
Welltower, Inc.	66,700	4,175,420
Weyerhaeuser Co.	106,774	3,649,535
		80,451,611

Retailing 5.3%
Abercrombie & Fitch Co., Class A	102,378	2,425,335
Advance Auto Parts, Inc.	18,245	2,576,741
Amazon.com, Inc. *	8,040	14,290,618
American Eagle Outfitters, Inc.	102,035	2,569,241
AutoNation, Inc. *	35,600	1,727,668
AutoZone, Inc. *	3,401	2,399,507
Bed Bath & Beyond, Inc.	298,605	5,592,872
Best Buy Co., Inc.	122,476	9,189,374
Big Lots, Inc.	36,865	1,601,047
Booking Holdings, Inc. *	3,464	7,027,486
CarMax, Inc. *	49,907	3,727,055
Chico’s FAS, Inc.	154,600	1,345,020
Core-Mark Holding Co., Inc.	80,430	1,944,797
Dick’s Sporting Goods, Inc.	69,200	2,362,488
Dillard’s, Inc., Class A (b)	21,475	1,723,798
Dollar General Corp.	88,700	8,705,905
Dollar Tree, Inc. *	36,181	3,302,602
DSW, Inc., Class A	50,400	1,382,976
Expedia Group, Inc.	14,765	1,976,148
Foot Locker, Inc.	83,695	4,085,153
GameStop Corp., Class A (b)	208,190	3,000,018
Genuine Parts Co.	50,100	4,875,231
GNC Holdings, Inc., Class A *(b)	291,100	925,698
Group 1 Automotive, Inc.	16,000	1,119,840
Kohl’s Corp.	175,945	12,997,057
L Brands, Inc.	107,420	3,401,991
LKQ Corp. *	53,400	1,789,968
Lowe’s Cos., Inc.	276,695	27,486,881
Macy’s, Inc.	280,036	11,125,830
Murphy USA, Inc. *	44,200	3,502,408
Nordstrom, Inc.	76,355	4,001,766
O'Reilly Automotive, Inc. *	19,530	5,976,180
Office Depot, Inc.	527,500	1,324,025
Qurate Retail, Inc. *	200,889	4,276,927
Ross Stores, Inc.	58,280	5,095,420
Sally Beauty Holdings, Inc. *	68,200	1,124,618
Signet Jewelers Ltd.	43,000	2,482,820
Target Corp.	371,933	30,007,554
The Gap, Inc.	160,875	4,853,599
The Home Depot, Inc.	214,223	42,313,327
The TJX Cos., Inc.	161,188	15,677,145
Tiffany & Co.	22,135	3,044,891
Tractor Supply Co.	39,200	3,059,168
Security	Number of Shares	Value ($)
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,500	366,585
Urban Outfitters, Inc. *	49,854	2,213,518
Williams-Sonoma, Inc.	39,345	2,301,289
		278,299,585

Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	32,665	3,140,413
Applied Materials, Inc.	121,226	5,895,220
Broadcom, Inc.	10,488	2,325,924
First Solar, Inc. *	20,200	1,057,470
Intel Corp.	1,350,296	64,949,238
KLA-Tencor Corp.	34,180	4,013,416
Lam Research Corp.	15,890	3,029,270
Marvell Technology Group Ltd.	113,630	2,421,455
Maxim Integrated Products, Inc.	44,600	2,726,844
Microchip Technology, Inc.	18,280	1,707,900
Micron Technology, Inc. *	152,512	8,051,108
NVIDIA Corp.	14,837	3,632,988
NXP Semiconductors N.V. *	23,900	2,278,626
ON Semiconductor Corp. *	57,000	1,256,850
Qorvo, Inc. *	32,700	2,673,552
QUALCOMM, Inc.	446,635	28,624,837
Skyworks Solutions, Inc.	18,100	1,711,898
Texas Instruments, Inc.	147,409	16,409,570
Xilinx, Inc.	36,420	2,624,789
		158,531,368

Software & Services 7.4%
Accenture plc, Class A	98,865	15,752,160
Activision Blizzard, Inc.	88,570	6,502,809
Adobe Systems, Inc. *	15,007	3,671,913
Akamai Technologies, Inc. *	25,300	1,904,078
Alliance Data Systems Corp.	9,780	2,199,326
Alphabet, Inc., Class A *	17,559	21,548,756
Alphabet, Inc., Class C *	17,704	21,550,371
Amdocs Ltd.	37,900	2,561,282
Autodesk, Inc. *	9,900	1,271,556
Automatic Data Processing, Inc.	51,919	7,008,546
Booz Allen Hamilton Holding Corp.	42,200	1,994,794
Broadridge Financial Solutions, Inc.	14,800	1,672,104
CA, Inc.	103,205	4,562,693
CACI International, Inc., Class A *	7,924	1,388,285
Citrix Systems, Inc. *	21,763	2,393,277
Cognizant Technology Solutions Corp., Class A	69,500	5,664,250
Conduent, Inc. *	21,800	391,528
Convergys Corp.	45,500	1,119,300
DXC Technology Co.	16,500	1,398,210
eBay, Inc. *	133,327	4,459,788
Electronic Arts, Inc. *	18,708	2,408,655
Facebook, Inc., Class A *	42,050	7,256,989
Fidelity National Information Services, Inc.	41,323	4,261,641
First Data Corp., Class A *	74,800	1,739,848
Fiserv, Inc. *	62,776	4,738,333
Genpact Ltd.	29,800	905,324
Global Payments, Inc.	12,900	1,452,153
IAC/InterActiveCorp *	10,462	1,540,530
International Business Machines Corp.	397,611	57,625,762
Intuit, Inc.	27,422	5,600,669
Jack Henry & Associates, Inc.	8,800	1,185,360
Leidos Holdings, Inc.	32,500	2,223,650
MasterCard, Inc., Class A	66,238	13,115,124
Microsoft Corp.	943,518	100,088,389
Oracle Corp.	658,804	31,411,775
Paychex, Inc.	42,059	2,902,912
PayPal Holdings, Inc. *	43,300	3,556,662
Red Hat, Inc. *	8,200	1,158,086

5

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
salesforce.com, Inc. *	8,800	1,206,920
Symantec Corp.	236,945	4,791,028
Teradata Corp. *	52,700	2,017,883
The Western Union Co.	188,010	3,790,282
Total System Services, Inc.	18,970	1,736,514
Visa, Inc., Class A	125,312	17,135,163
		382,864,678

Technology Hardware & Equipment 6.1%
Amphenol Corp., Class A	34,300	3,207,393
Anixter International, Inc. *	15,520	1,131,408
Apple, Inc.	934,697	177,863,492
ARRIS International plc *	32,900	831,054
Arrow Electronics, Inc. *	57,125	4,332,360
Avnet, Inc.	140,000	6,139,000
CDW Corp.	23,200	1,950,888
Cisco Systems, Inc.	984,261	41,624,398
CommScope Holding Co., Inc. *	34,100	1,094,951
Corning, Inc.	337,371	11,193,970
F5 Networks, Inc. *	12,600	2,159,388
FLIR Systems, Inc.	26,400	1,547,040
Hewlett Packard Enterprise Co.	649,400	10,026,736
HP, Inc.	571,211	13,183,550
Jabil, Inc.	110,995	3,126,729
Juniper Networks, Inc.	154,970	4,081,910
Keysight Technologies, Inc. *	23,800	1,380,400
Motorola Solutions, Inc.	75,472	9,154,753
NCR Corp. *	33,500	935,320
NetApp, Inc.	70,530	5,467,486
Sanmina Corp. *	44,100	1,283,310
SYNNEX Corp.	13,695	1,321,157
Tech Data Corp. *	38,640	3,222,962
Trimble, Inc. *	25,700	907,210
Western Digital Corp.	86,005	6,033,251
Xerox Corp.	136,681	3,549,605
		316,749,721

Telecommunication Services 3.4%
AT&T, Inc.	2,647,951	84,654,994
CenturyLink, Inc.	860,307	16,147,962
Frontier Communications Corp. (b)	429,719	2,243,133
Sprint Corp. *	250,200	1,358,586
T-Mobile US, Inc. *	42,500	2,550,000
Telephone & Data Systems, Inc.	68,327	1,725,257
Verizon Communications, Inc.	1,300,539	67,159,834
Windstream Holdings, Inc. *(b)	172,060	605,651
		176,445,417

Transportation 2.3%
Alaska Air Group, Inc.	33,800	2,123,654
American Airlines Group, Inc.	160,600	6,350,124
Avis Budget Group, Inc. *	63,690	2,219,597
C.H. Robinson Worldwide, Inc.	46,444	4,283,530
CSX Corp.	168,933	11,940,184
Delta Air Lines, Inc.	44,500	2,421,690
Expeditors International of Washington, Inc.	52,325	3,985,595
FedEx Corp.	67,153	16,510,908
Hertz Global Holdings, Inc. *	154,360	2,350,903
JB Hunt Transport Services, Inc.	16,045	1,923,796
JetBlue Airways Corp. *	95,700	1,722,600
Kansas City Southern	16,887	1,963,452
Kirby Corp. *	15,700	1,310,165
Landstar System, Inc.	10,200	1,133,730
Norfolk Southern Corp.	62,779	10,609,651
Old Dominion Freight Line, Inc.	8,900	1,306,520
Security	Number of Shares	Value ($)
Ryder System, Inc.	30,420	2,381,886
Southwest Airlines Co.	33,000	1,919,280
Union Pacific Corp.	183,035	27,435,116
United Continental Holdings, Inc. *	28,800	2,315,520
United Parcel Service, Inc., Class B	104,561	12,535,818
		118,743,719

Utilities 3.7%
AES Corp.	571,840	7,639,782
Alliant Energy Corp.	46,750	2,008,847
Ameren Corp.	67,110	4,164,847
American Electric Power Co., Inc.	132,901	9,454,577
American Water Works Co., Inc.	28,250	2,493,062
Atmos Energy Corp.	19,560	1,796,977
CenterPoint Energy, Inc.	132,170	3,764,202
CMS Energy Corp.	64,405	3,113,338
Consolidated Edison, Inc.	83,602	6,598,706
Dominion Energy, Inc.	120,250	8,623,127
DTE Energy Co.	46,330	5,028,658
Duke Energy Corp.	200,377	16,354,771
Edison International	89,476	5,961,786
Entergy Corp.	72,270	5,874,106
Evergy, Inc.	62,315	3,495,248
Eversource Energy	71,215	4,324,175
Exelon Corp.	350,723	14,905,727
FirstEnergy Corp.	196,865	6,974,927
MDU Resources Group, Inc.	57,758	1,674,982
NextEra Energy, Inc.	73,559	12,324,075
NiSource, Inc.	58,035	1,519,356
NRG Energy, Inc.	91,682	2,903,569
OGE Energy Corp.	52,784	1,912,892
PG&E Corp.	165,721	7,139,261
Pinnacle West Capital Corp.	30,185	2,427,780
Portland General Electric Co.	23,900	1,084,104
PPL Corp.	223,275	6,423,622
Public Service Enterprise Group, Inc.	149,422	7,704,198
SCANA Corp.	61,759	2,469,742
Sempra Energy	51,845	5,992,764
The Southern Co.	275,906	13,409,032
UGI Corp.	45,780	2,432,749
Vectren Corp.	18,600	1,329,342
Vistra Energy Corp. *	38,500	870,100
WEC Energy Group, Inc.	53,986	3,583,051
Xcel Energy, Inc.	126,545	5,929,899
		193,707,381
Total Common Stock
(Cost $3,361,447,427)		5,198,485,192

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 1.83% (c)	11,159,583	11,159,583
Total Other Investment Company
(Cost $11,159,583)		11,159,583

6

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/21/18	35	4,929,925	31,720
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $10,908,148.
(c)	The rate shown is the 7-day yield.
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2018:
	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	65,715	—	(10,600)	55,115	$64,250	$358,326	$17,310

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,198,485,192	$—	$—	$5,198,485,192
Other Investment Company[1]	11,159,583	—	—	11,159,583
Futures Contracts[2]	31,720	—	—	31,720
Total	$5,209,676,495	$—	$—	$5,209,676,495
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
7

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.9%
American Axle & Manufacturing Holdings, Inc. *	158,200	2,645,104
Cooper-Standard Holding, Inc. *	26,300	3,545,240
Dorman Products, Inc. *	22,000	1,642,960
Gentherm, Inc. *	32,600	1,476,780
LCI Industries	20,872	1,919,181
Modine Manufacturing Co. *	66,900	1,167,405
Standard Motor Products, Inc.	31,300	1,525,562
Superior Industries International, Inc.	96,200	1,765,270
Tesla, Inc. *	700	208,698
Tower International, Inc.	40,554	1,309,894
Winnebago Industries, Inc.	27,500	1,097,250
		18,303,344

Banks 5.9%
Associated Banc-Corp.	96,544	2,606,688
BancorpSouth Bank	34,900	1,148,210
Bank of Hawaii Corp.	29,600	2,382,504
Bank OZK	24,300	993,870
BankUnited, Inc.	65,777	2,556,094
Banner Corp.	3,700	232,989
BOK Financial Corp.	17,500	1,703,275
Capitol Federal Financial, Inc.	111,686	1,459,736
Cathay General Bancorp	30,500	1,268,495
Central Pacific Financial Corp.	7,000	192,920
Chemical Financial Corp.	16,100	914,480
Columbia Banking System, Inc.	28,400	1,162,412
Commerce Bancshares, Inc.	50,981	3,405,531
Community Bank System, Inc.	20,700	1,309,275
Cullen/Frost Bankers, Inc.	27,600	3,049,524
CVB Financial Corp.	44,480	1,063,962
East West Bancorp, Inc.	64,600	4,182,204
Essent Group Ltd. *	6,000	230,400
F.N.B. Corp.	145,800	1,870,614
First BanCorp *	34,600	284,412
First Citizens BancShares, Inc., Class A	3,800	1,545,916
First Commonwealth Financial Corp.	62,404	1,052,756
First Financial Bancorp	41,300	1,253,455
First Financial Bankshares, Inc.	19,993	1,131,604
First Hawaiian, Inc.	8,800	248,688
First Horizon National Corp.	105,600	1,889,184
First Midwest Bancorp, Inc.	36,400	970,788
Fulton Financial Corp.	140,700	2,441,145
Glacier Bancorp, Inc.	36,080	1,540,616
Great Western Bancorp, Inc.	29,800	1,247,130
Hancock Whitney Corp.	45,829	2,302,907
Home BancShares, Inc.	39,300	911,367
Hope Bancorp, Inc.	13,600	228,208
IBERIABANK Corp.	15,800	1,312,980
International Bancshares Corp.	35,600	1,582,420
Investors Bancorp, Inc.	104,100	1,303,332
MB Financial, Inc.	34,445	1,668,860
Security	Number of Shares	Value ($)
MGIC Investment Corp. *	39,200	489,216
National Bank Holdings Corp., Class A	29,100	1,151,778
NBT Bancorp, Inc.	29,055	1,169,173
Northwest Bancshares, Inc.	92,992	1,675,716
Ocwen Financial Corp. *	427,800	1,702,644
Old National Bancorp	88,825	1,727,646
PacWest Bancorp	48,617	2,441,546
Park National Corp.	10,200	1,117,104
PHH Corp. *	402,100	4,370,827
Popular, Inc.	89,100	4,422,033
Prosperity Bancshares, Inc.	30,000	2,104,500
Provident Financial Services, Inc.	34,800	888,792
Radian Group, Inc.	106,700	2,043,305
Signature Bank	15,210	1,668,689
South State Corp.	2,800	234,360
SVB Financial Group *	13,200	4,064,016
Synovus Financial Corp.	63,700	3,148,054
TCF Financial Corp.	112,300	2,819,853
Texas Capital Bancshares, Inc. *	12,700	1,153,160
The Bank of N.T. Butterfield & Son Ltd.	21,300	1,053,498
Trustmark Corp.	49,900	1,755,981
UMB Financial Corp.	19,101	1,373,171
Umpqua Holdings Corp.	111,297	2,370,626
Union Bankshares Corp.	24,400	988,444
United Bankshares, Inc.	44,595	1,647,785
United Community Banks, Inc.	6,700	201,201
Valley National Bancorp	177,300	2,065,545
Walker & Dunlop, Inc.	4,000	237,040
Washington Federal, Inc.	76,200	2,556,510
Webster Financial Corp.	42,200	2,723,166
WesBanco, Inc.	4,500	219,915
Westamerica Bancorp	19,570	1,174,591
Western Alliance Bancorp *	15,800	896,176
Wintrust Financial Corp.	19,240	1,687,925
Zions Bancorp	71,500	3,696,550
		117,689,487

Capital Goods 12.4%
A.O. Smith Corp.	63,700	3,792,061
AAON, Inc.	7,000	264,250
AAR Corp.	66,480	3,151,817
Actuant Corp., Class A	125,200	3,574,460
Acuity Brands, Inc.	25,900	3,600,877
Aegion Corp. *	60,515	1,499,562
Air Lease Corp.	53,456	2,349,926
Aircastle Ltd.	69,100	1,432,443
Alamo Group, Inc.	8,700	809,100
Albany International Corp., Class A	18,900	1,250,235
Allegion plc	25,700	2,095,578
Altra Industrial Motion Corp.	23,300	1,022,870
American Woodmark Corp. *	9,100	759,395
Apogee Enterprises, Inc.	30,895	1,568,230
Applied Industrial Technologies, Inc.	57,620	4,301,333
Armstrong Flooring, Inc. *	101,600	1,327,912
Armstrong World Industries, Inc. *	50,000	3,395,000
Astec Industries, Inc.	29,550	1,451,792

8

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Atkore International Group, Inc. *	47,600	1,126,216
AZZ, Inc.	30,600	1,658,520
Barnes Group, Inc.	37,065	2,514,860
Beacon Roofing Supply, Inc. *	55,380	2,330,390
BMC Stock Holdings, Inc. *	50,100	1,102,200
Briggs & Stratton Corp.	98,100	1,735,389
Builders FirstSource, Inc. *	12,100	216,953
BWX Technologies, Inc.	45,800	3,011,808
Chart Industries, Inc. *	30,910	2,413,762
CIRCOR International, Inc.	26,790	1,188,137
Colfax Corp. *	101,765	3,287,009
Comfort Systems USA, Inc.	38,300	2,127,565
Crane Co.	39,147	3,545,544
Cubic Corp.	31,790	2,164,899
Curtiss-Wright Corp.	30,900	4,110,627
DXP Enterprises, Inc. *	5,900	243,906
Dycom Industries, Inc. *	20,670	1,842,937
Encore Wire Corp.	43,425	2,116,969
EnerSys	60,200	4,940,614
EnPro Industries, Inc.	16,170	1,235,226
ESCO Technologies, Inc.	19,100	1,188,975
Esterline Technologies Corp. *	42,500	3,625,250
Federal Signal Corp.	59,300	1,408,375
Franklin Electric Co., Inc.	41,561	2,055,191
Generac Holdings, Inc. *	74,300	3,993,625
Gibraltar Industries, Inc. *	26,900	1,168,805
Global Brass & Copper Holdings, Inc.	31,800	1,047,810
GMS, Inc. *	8,200	215,168
Graco, Inc.	82,820	3,821,315
Granite Construction, Inc.	50,800	2,740,660
Griffon Corp.	61,000	1,091,900
H&E Equipment Services, Inc.	50,820	1,869,668
Harsco Corp. *	110,200	2,793,570
HEICO Corp.	5,781	441,495
HEICO Corp., Class A	12,476	807,821
Herc Holdings, Inc. *	39,000	2,215,980
Hexcel Corp.	63,385	4,374,199
Hillenbrand, Inc.	52,102	2,615,520
Hyster-Yale Materials Handling, Inc.	23,300	1,532,208
ITT, Inc.	67,900	3,847,893
John Bean Technologies Corp.	2,300	254,380
Kaman Corp.	30,380	2,011,764
KBR, Inc.	285,800	5,710,284
Kennametal, Inc.	103,900	4,047,944
KLX, Inc. *	31,900	2,330,295
Lennox International, Inc.	17,459	3,790,000
Lindsay Corp.	14,400	1,355,616
Masonite International Corp. *	26,500	1,808,625
MasTec, Inc. *	67,810	3,156,555
Maxar Technologies Ltd.	66,243	3,243,920
Meritor, Inc. *	47,300	974,380
Milacron Holdings Corp. *	13,500	281,475
Moog, Inc., Class A	45,800	3,435,458
MRC Global, Inc. *	240,500	5,447,325
Mueller Industries, Inc.	135,600	4,489,716
Mueller Water Products, Inc., Class A	107,700	1,330,095
MYR Group, Inc. *	42,000	1,549,380
National Presto Industries, Inc.	9,900	1,234,035
Nordson Corp.	35,700	4,787,727
NOW, Inc. *	386,100	5,772,195
Primoris Services Corp.	59,044	1,594,778
Quanex Building Products Corp.	63,350	1,121,295
Raven Industries, Inc.	30,830	1,196,204
RBC Bearings, Inc. *	8,700	1,264,806
Rexnord Corp. *	83,300	2,518,992
Rush Enterprises, Inc., Class A *	59,160	2,667,524
Simpson Manufacturing Co., Inc.	31,585	2,304,442
SPX FLOW, Inc. *	68,900	3,274,128
Standex International Corp.	10,900	1,129,785
Security	Number of Shares	Value ($)
Teledyne Technologies, Inc. *	22,000	4,827,240
Tennant Co.	21,680	1,763,668
Textainer Group Holdings Ltd. *	58,300	926,970
The Greenbrier Cos., Inc.	52,120	2,952,598
The Middleby Corp. *	21,124	2,164,788
The Toro Co.	60,786	3,658,709
Titan International, Inc.	109,375	1,158,281
Titan Machinery, Inc. *	14,700	222,558
Trex Co., Inc. *	4,555	354,106
TriMas Corp. *	43,200	1,278,720
Triton International Ltd.	40,900	1,439,680
Triumph Group, Inc.	125,800	2,622,930
Tutor Perini Corp. *	109,600	2,027,600
Univar, Inc. *	97,500	2,680,275
Universal Forest Products, Inc.	100,210	3,691,736
USG Corp. *	49,200	2,126,424
Veritiv Corp. *	70,442	2,697,929
Wabash National Corp.	99,407	1,968,259
Watts Water Technologies, Inc., Class A	24,655	2,109,235
Welbilt, Inc. *	117,300	2,674,440
Woodward, Inc.	45,144	3,756,432
		244,601,501

Commercial & Professional Services 5.4%
ACCO Brands Corp.	147,000	1,881,600
Advanced Disposal Services, Inc. *	15,100	371,460
ASGN, Inc. *	28,700	2,591,610
Brady Corp., Class A	49,300	1,885,725
CBIZ, Inc. *	53,900	1,185,800
Cimpress N.V. *	11,420	1,668,119
Clean Harbors, Inc. *	60,630	3,451,666
Copart, Inc. *	94,600	5,429,094
CoStar Group, Inc. *	3,200	1,330,720
Covanta Holding Corp.	188,700	3,396,600
Deluxe Corp.	54,000	3,182,220
Essendant, Inc.	432,620	7,194,471
Exponent, Inc.	24,000	1,173,600
FTI Consulting, Inc. *	60,700	4,792,872
Healthcare Services Group, Inc.	43,555	1,753,524
Herman Miller, Inc.	69,099	2,615,397
HNI Corp.	72,611	3,141,878
Huron Consulting Group, Inc. *	36,861	1,608,983
ICF International, Inc.	20,900	1,539,285
Insperity, Inc.	25,420	2,417,442
Interface, Inc.	58,085	1,301,104
Kelly Services, Inc., Class A	146,500	3,558,485
Kforce, Inc.	60,200	2,275,560
Kimball International, Inc., Class B	54,300	876,945
Knoll, Inc.	56,600	1,276,330
Korn/Ferry International	33,530	2,212,309
LSC Communications, Inc.	333,600	5,010,672
Matthews International Corp., Class A	24,715	1,298,773
McGrath RentCorp	24,825	1,474,109
Mobile Mini, Inc.	29,100	1,241,115
MSA Safety, Inc.	22,025	2,221,882
Navigant Consulting, Inc. *	72,176	1,570,550
Quad Graphics, Inc.	101,800	2,093,008
Rollins, Inc.	30,933	1,699,459
RR Donnelley & Sons Co.	504,400	2,975,960
SP Plus Corp. *	7,700	300,300
Steelcase, Inc., Class A	196,800	2,706,000
Stericycle, Inc. *	58,800	4,107,768
Team, Inc. *(a)	68,400	1,491,120
Tetra Tech, Inc.	59,395	3,611,216
The Brink’s Co.	29,300	2,339,605
TransUnion	29,224	2,115,818
TrueBlue, Inc. *	74,730	2,021,446

9

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UniFirst Corp.	14,405	2,695,896
Viad Corp.	24,665	1,415,771
		106,503,267

Consumer Durables & Apparel 3.7%
American Outdoor Brands Corp. *	116,000	1,098,520
Callaway Golf Co.	59,855	1,151,610
Cavco Industries, Inc. *	1,162	246,867
Columbia Sportswear Co.	22,760	1,979,665
Crocs, Inc. *	113,860	2,062,005
Deckers Outdoor Corp. *	49,750	5,613,292
Ethan Allen Interiors, Inc.	43,100	969,750
G-III Apparel Group Ltd. *	77,700	3,550,890
GoPro, Inc., Class A *(a)	178,400	1,041,856
Helen of Troy Ltd. *	30,430	3,485,757
iRobot Corp. *(a)	13,600	1,077,800
KB Home	56,200	1,334,750
La-Z-Boy, Inc.	83,820	2,556,510
lululemon Athletica, Inc. *	46,600	5,589,670
M.D.C. Holdings, Inc.	56,853	1,651,011
M/I Homes, Inc. *	32,500	840,450
Meritage Homes Corp. *	46,010	1,985,332
Movado Group, Inc.	28,100	1,399,380
Oxford Industries, Inc.	20,100	1,851,612
Skechers U.S.A., Inc., Class A *	85,535	2,371,030
Steven Madden Ltd.	69,822	3,773,879
Sturm, Ruger & Co., Inc. (a)	31,700	1,718,140
Taylor Morrison Home Corp., Class A *	81,200	1,585,836
Tempur Sealy International, Inc. *	44,915	2,194,996
Toll Brothers, Inc.	76,887	2,711,036
TopBuild Corp. *	28,100	2,087,268
TRI Pointe Group, Inc. *	87,352	1,237,778
Tupperware Brands Corp.	93,800	3,443,398
Under Armour, Inc., Class A *	112,660	2,249,820
Under Armour, Inc., Class C *	116,888	2,190,481
Unifi, Inc. *	26,700	805,539
Universal Electronics, Inc. *	20,500	716,475
Vista Outdoor, Inc. *	190,300	3,090,472
Wolverine World Wide, Inc.	91,680	3,243,638
		72,906,513

Consumer Services 5.2%
Adtalem Global Education, Inc. *	115,700	6,311,435
American Public Education, Inc. *	32,600	1,437,660
BJ’s Restaurants, Inc.	34,726	2,196,420
Bloomin’ Brands, Inc.	130,900	2,531,606
Boyd Gaming Corp.	41,200	1,538,820
Bright Horizons Family Solutions, Inc. *	21,431	2,292,903
Caesars Entertainment Corp. *	73,600	831,680
Capella Education Co.	17,517	1,821,768
Career Education Corp. *	119,600	2,200,640
Choice Hotels International, Inc.	23,340	1,811,184
Churchill Downs, Inc.	6,300	1,801,485
Cracker Barrel Old Country Store, Inc. (a)	18,419	2,698,291
Dave & Buster’s Entertainment, Inc. *	20,800	1,022,320
Dine Brands Global, Inc.	33,730	2,395,842
Dunkin’ Brands Group, Inc.	49,500	3,446,685
Extended Stay America, Inc.	169,600	3,610,784
Fiesta Restaurant Group, Inc. *	43,000	1,249,150
Graham Holdings Co., Class B	6,000	3,354,000
Grand Canyon Education, Inc. *	16,100	1,876,133
Hilton Grand Vacations, Inc. *	25,000	864,750
Houghton Mifflin Harcourt Co. *	241,009	1,530,407
Hyatt Hotels Corp., Class A	33,600	2,628,528
ILG, Inc.	37,500	1,287,375
International Game Technology plc	178,410	4,510,205
International Speedway Corp., Class A	23,050	998,065
Security	Number of Shares	Value ($)
Jack in the Box, Inc.	32,852	2,767,452
K12, Inc. *	80,000	1,308,800
Laureate Education, Inc., Class A *	15,200	225,112
Marriott Vacations Worldwide Corp.	17,200	2,048,692
Penn National Gaming, Inc. *	75,500	2,419,775
Pinnacle Entertainment, Inc. *	83,200	2,765,568
Red Robin Gourmet Burgers, Inc. *	26,880	1,271,424
Red Rock Resorts, Inc., Class A	42,700	1,509,018
Regis Corp. *	120,900	2,110,914
SeaWorld Entertainment, Inc. *	181,300	3,861,690
ServiceMaster Global Holdings, Inc. *	37,300	2,125,727
Six Flags Entertainment Corp.	67,300	4,371,135
Sonic Corp.	46,400	1,630,960
Sotheby’s *	37,872	2,011,382
Strategic Education, Inc.	15,300	1,802,952
Texas Roadhouse, Inc.	52,110	3,274,592
The Cheesecake Factory, Inc.	74,735	4,187,402
Vail Resorts, Inc.	10,660	2,951,434
Weight Watchers International, Inc. *	42,092	3,768,497
		102,660,662

Diversified Financials 3.9%
Artisan Partners Asset Management, Inc., Class A	6,200	213,590
BGC Partners, Inc., Class A	116,900	1,255,506
Cannae Holdings, Inc. *	221,300	4,038,725
Capstead Mortgage Corp.	133,850	1,120,325
Cboe Global Markets, Inc.	32,000	3,108,160
Chimera Investment Corp.	174,300	3,329,130
Cohen & Steers, Inc.	5,000	209,450
Credit Acceptance Corp. *	7,200	2,761,920
CYS Investments, Inc.	158,000	1,154,980
Donnelley Financial Solutions, Inc. *	76,500	1,591,200
E*TRADE Financial Corp. *	73,700	4,407,997
Eaton Vance Corp.	71,848	3,817,284
Encore Capital Group, Inc. *	20,200	729,220
Enova International, Inc. *	52,300	1,621,300
Evercore, Inc., Class A	23,200	2,621,600
EZCORP, Inc., Class A *	113,500	1,299,575
FactSet Research Systems, Inc.	16,465	3,315,392
Federated Investors, Inc., Class B	113,800	2,753,960
FirstCash, Inc.	21,690	1,761,228
Green Dot Corp., Class A *	3,141	249,144
Greenhill & Co., Inc. (a)	73,335	2,398,054
Invesco Mortgage Capital, Inc.	122,200	2,027,298
Ladder Capital Corp.	17,000	271,830
MarketAxess Holdings, Inc.	6,300	1,220,751
MFA Financial, Inc.	340,600	2,741,830
Morningstar, Inc.	14,100	1,861,200
Nelnet, Inc., Class A	26,240	1,542,387
New Residential Investment Corp.	195,200	3,492,128
New York Mortgage Trust, Inc.	175,200	1,087,992
OneMain Holdings, Inc. *	56,161	1,867,353
PennyMac Mortgage Investment Trust	108,900	2,100,681
Piper Jaffray Cos.	3,200	247,520
PRA Group, Inc. *	58,200	2,281,440
Redwood Trust, Inc.	93,800	1,576,778
Starwood Property Trust, Inc.	164,376	3,754,348
Stifel Financial Corp.	31,160	1,717,851
Two Harbors Investment Corp.	168,034	2,604,527
Virtus Investment Partners, Inc.	2,000	266,500
World Acceptance Corp. *	20,360	2,034,168
		76,454,322

10

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 7.4%
Antero Resources Corp. *	166,200	3,413,748
Archrock, Inc.	175,300	2,392,845
Bristow Group, Inc. *	206,600	2,888,268
Cabot Oil & Gas Corp.	193,400	4,544,900
CARBO Ceramics, Inc. *(a)	152,080	1,418,906
Chesapeake Energy Corp. *	1,913,278	9,030,672
Cimarex Energy Co.	38,900	3,835,540
Cloud Peak Energy, Inc. *	589,079	1,537,496
Continental Resources, Inc. *	41,200	2,631,444
CVR Energy, Inc. (a)	63,700	2,502,773
Delek US Holdings, Inc.	227,900	12,151,628
Denbury Resources, Inc. *	1,087,200	4,903,272
Diamond Offshore Drilling, Inc. *(a)	356,030	6,835,776
Dril-Quip, Inc. *	63,585	3,277,807
Energen Corp. *	60,600	4,495,308
Exterran Corp. *	72,800	2,018,016
Forum Energy Technologies, Inc. *	132,093	1,737,023
Frank’s International N.V.	33,300	280,719
Golar LNG Ltd.	42,700	1,110,627
Green Plains, Inc.	163,400	2,712,440
Helix Energy Solutions Group, Inc. *	196,800	1,969,968
International Seaways, Inc. *	12,000	261,240
Kosmos Energy Ltd. *	150,804	1,143,094
Matrix Service Co. *	71,500	1,426,425
McDermott International, Inc. *	420,066	7,565,389
Newfield Exploration Co. *	59,300	1,703,096
Newpark Resources, Inc. *	177,240	1,958,502
Nordic American Tankers Ltd. (a)	469,685	1,056,791
Oasis Petroleum, Inc. *	273,613	3,343,551
Oil States International, Inc. *	154,298	5,385,000
Parsley Energy, Inc., Class A *	5,200	163,436
PDC Energy, Inc. *	26,155	1,647,242
Peabody Energy Corp.	135,823	5,771,119
Range Resources Corp.	268,100	4,136,783
Renewable Energy Group, Inc. *	116,400	1,984,620
REX American Resources Corp. *	12,900	993,300
RPC, Inc. (a)	68,200	1,009,360
Scorpio Tankers, Inc.	391,500	841,725
SEACOR Holdings, Inc. *	33,800	1,783,626
SemGroup Corp., Class A	79,700	2,004,455
Ship Finance International Ltd.	94,062	1,368,602
Superior Energy Services, Inc. *	605,960	5,962,647
Teekay Corp. (a)	306,400	2,135,608
Tidewater, Inc. *	15,093	518,143
Unit Corp. *	90,700	2,258,430
US Silica Holdings, Inc.	39,200	1,056,832
Whiting Petroleum Corp. *	184,200	9,145,530
WPX Energy, Inc. *	192,900	3,620,733
		145,934,455

Food & Staples Retailing 0.9%
Ingles Markets, Inc., Class A	73,300	2,180,675
PriceSmart, Inc.	27,840	2,275,920
Sprouts Farmers Market, Inc. *	137,700	2,959,173
SUPERVALU, Inc. *	146,770	4,743,607
The Andersons, Inc.	101,337	3,572,129
Weis Markets, Inc.	37,100	1,896,923
		17,628,427

Food, Beverage & Tobacco 2.2%
B&G Foods, Inc. (a)	53,600	1,683,040
Cal-Maine Foods, Inc. *	50,200	2,259,000
Calavo Growers, Inc.	11,100	1,026,750
Darling Ingredients, Inc. *	189,038	3,797,773
Fresh Del Monte Produce, Inc.	76,890	2,791,107
Security	Number of Shares	Value ($)
J&J Snack Foods Corp.	11,635	1,686,610
John B. Sanfilippo & Son, Inc.	3,600	276,732
Lamb Weston Holdings, Inc.	85,900	6,036,193
Lancaster Colony Corp.	17,165	2,489,440
Pilgrim’s Pride Corp. *	82,000	1,461,240
Pinnacle Foods, Inc.	68,800	4,569,696
Post Holdings, Inc. *	21,000	1,817,760
The Boston Beer Co., Inc., Class A *	7,500	2,062,125
The Hain Celestial Group, Inc. *	72,240	2,054,506
TreeHouse Foods, Inc. *	70,485	3,347,333
Universal Corp.	74,500	5,147,950
Vector Group Ltd. (a)	80,741	1,489,671
		43,996,926

Health Care Equipment & Services 4.1%
Acadia Healthcare Co., Inc. *	31,500	1,243,620
Align Technology, Inc. *	7,300	2,603,545
Allscripts Healthcare Solutions, Inc. *	147,800	1,809,072
Amedisys, Inc. *	19,470	1,822,976
AMN Healthcare Services, Inc. *	23,600	1,427,800
athenahealth, Inc. *	6,600	994,686
Avanos Medical, Inc. *	44,600	2,461,920
Brookdale Senior Living, Inc. *	390,500	3,744,895
Cantel Medical Corp.	1,800	166,878
Chemed Corp.	12,295	3,885,589
CONMED Corp.	21,595	1,598,030
Diplomat Pharmacy, Inc. *	66,000	1,371,480
Encompass Health Corp.	67,300	5,089,899
Envision Healthcare Corp. *	69,099	3,058,322
Globus Medical, Inc., Class A *	24,500	1,261,260
Haemonetics Corp. *	24,400	2,382,416
Hill-Rom Holdings, Inc.	34,300	3,231,060
HMS Holdings Corp. *	57,172	1,368,126
Hologic, Inc. *	87,400	3,750,334
IDEXX Laboratories, Inc. *	9,300	2,277,849
Integer Holdings Corp. *	3,100	221,495
Integra LifeSciences Holdings Corp. *	15,800	984,814
Invacare Corp.	79,865	1,425,590
LHC Group, Inc. *	14,000	1,205,120
LivaNova plc *	13,000	1,431,690
Masimo Corp. *	16,905	1,680,695
NuVasive, Inc. *	19,500	1,131,975
Premier, Inc., Class A *	28,500	1,065,900
Quality Systems, Inc. *	67,700	1,362,801
Select Medical Holdings Corp. *	173,900	3,617,120
STERIS plc	39,200	4,487,224
Teleflex, Inc.	13,600	3,708,856
The Cooper Cos., Inc.	15,800	4,115,900
The Ensign Group, Inc.	42,700	1,540,189
The Providence Service Corp. *	3,000	210,240
Tivity Health, Inc. *	5,400	181,980
Triple-S Management Corp., Class B *	76,500	2,716,515
Varex Imaging Corp. *	9,500	363,280
West Pharmaceutical Services, Inc.	29,782	3,265,596
		80,266,737

Household & Personal Products 0.8%
Central Garden & Pet Co. *	8,200	353,994
Central Garden & Pet Co., Class A *	27,700	1,111,324
Coty, Inc., Class A	128,800	1,727,208
Edgewell Personal Care Co. *	71,815	3,867,956
Energizer Holdings, Inc.	37,500	2,388,000
Spectrum Brands Holdings, Inc. *	38,650	3,376,851
USANA Health Sciences, Inc. *	12,400	1,639,900
WD-40 Co. (a)	8,615	1,379,692
		15,844,925

11

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insurance 3.3%
Ambac Financial Group, Inc. *	102,052	2,083,902
American Equity Investment Life Holding Co.	111,615	3,988,004
American National Insurance Co.	9,200	1,186,708
AMERISAFE, Inc.	3,700	232,360
AmTrust Financial Services, Inc.	134,100	1,941,768
Argo Group International Holdings Ltd.	35,561	2,224,340
Aspen Insurance Holdings Ltd.	90,600	3,664,770
Athene Holding Ltd., Class A *	34,700	1,591,689
Brighthouse Financial, Inc. *	79,300	3,443,999
Brown & Brown, Inc.	132,842	3,886,957
CNA Financial Corp.	26,100	1,220,958
Employers Holdings, Inc.	22,200	1,031,190
Enstar Group Ltd. *	1,200	259,440
Erie Indemnity Co., Class A	34,300	4,261,432
Horace Mann Educators Corp.	31,190	1,363,003
James River Group Holdings Ltd.	33,100	1,370,009
Kemper Corp.	58,442	4,663,672
Maiden Holdings Ltd.	169,800	1,477,260
MBIA, Inc. *(a)	278,000	2,849,500
Mercury General Corp.	40,400	2,077,772
National General Holdings Corp.	8,800	242,704
Primerica, Inc.	45,729	5,249,689
ProAssurance Corp.	77,700	3,209,010
Safety Insurance Group, Inc.	15,105	1,383,618
Selective Insurance Group, Inc.	32,600	1,949,480
Stewart Information Services Corp.	45,900	2,085,696
The Hanover Insurance Group, Inc.	38,200	4,791,044
United Fire Group, Inc.	4,000	241,160
Universal Insurance Holdings, Inc.	33,000	1,465,200
		65,436,334

Materials 7.0%
A. Schulman, Inc.	38,533	1,670,406
AdvanSix, Inc. *	55,400	2,242,038
AK Steel Holding Corp. *	227,400	1,052,862
Allegheny Technologies, Inc. *	177,700	4,940,060
Axalta Coating Systems Ltd. *	115,100	3,481,775
Balchem Corp.	10,402	1,043,217
Berry Global Group, Inc. *	56,900	2,779,565
Boise Cascade Co.	80,900	3,498,925
Cabot Corp.	74,700	4,937,670
Carpenter Technology Corp.	65,000	3,560,050
Century Aluminum Co. *	66,200	848,022
Clearwater Paper Corp. *	66,860	1,511,036
Cleveland-Cliffs, Inc. *	674,300	7,275,697
Compass Minerals International, Inc.	41,500	2,815,775
Eagle Materials, Inc.	19,070	1,894,604
GCP Applied Technologies, Inc. *	69,700	2,031,755
Greif, Inc., Class A	57,800	3,147,210
H.B. Fuller Co.	50,680	2,872,542
Hecla Mining Co.	249,100	797,120
Ingevity Corp. *	20,600	2,053,202
Innophos Holdings, Inc.	44,150	1,994,697
Innospec, Inc.	24,507	1,983,842
Kaiser Aluminum Corp.	22,117	2,468,700
KapStone Paper & Packaging Corp.	82,600	2,872,828
Kraton Corp. *	29,600	1,423,464
Louisiana-Pacific Corp.	73,300	1,973,236
Materion Corp.	36,960	2,317,392
Minerals Technologies, Inc.	27,020	2,042,712
Neenah, Inc.	14,500	1,273,100
NewMarket Corp.	8,595	3,519,137
Olin Corp.	111,900	3,302,169
Olympic Steel, Inc.	46,400	1,025,904
P.H. Glatfelter Co.	116,502	1,907,138
Security	Number of Shares	Value ($)
Platform Specialty Products Corp. *	143,600	1,774,896
PolyOne Corp.	98,300	4,408,755
Quaker Chemical Corp.	7,800	1,384,812
Rayonier Advanced Materials, Inc.	73,800	1,331,352
Royal Gold, Inc.	16,075	1,360,106
Schnitzer Steel Industries, Inc., Class A	93,510	3,081,154
Schweitzer-Mauduit International, Inc.	39,372	1,633,544
Sensient Technologies Corp.	46,900	3,252,984
Silgan Holdings, Inc.	119,500	3,287,445
Southern Copper Corp.	78,600	3,879,696
Stepan Co.	27,230	2,384,803
Summit Materials, Inc., Class A *	38,052	955,105
SunCoke Energy, Inc. *	114,600	1,307,586
Tahoe Resources, Inc. *	52,100	234,971
The Chemours Co.	148,570	6,805,992
The Scotts Miracle-Gro Co.	35,600	2,827,708
TimkenSteel Corp. *	111,900	1,555,410
Trinseo S.A.	38,900	2,905,830
Tronox Ltd., Class A	106,000	1,955,700
Valvoline, Inc.	23,000	519,570
W.R. Grace & Co.	43,800	3,235,068
Westlake Chemical Corp.	26,200	2,809,164
Worthington Industries, Inc.	60,500	2,832,610
		138,282,111

Media 1.8%
AMC Entertainment Holdings, Inc., Class A	97,300	1,585,990
AMC Networks, Inc., Class A *	40,470	2,439,936
Cable One, Inc.	2,330	1,686,594
Gannett Co., Inc.	386,400	4,084,248
GCI Liberty, Inc., Class A *	6,800	327,148
Gray Television, Inc. *	19,700	304,365
John Wiley & Sons, Inc., Class A	46,000	2,904,900
Lions Gate Entertainment Corp., Class A	12,200	290,970
Lions Gate Entertainment Corp., Class B	25,755	589,017
Live Nation Entertainment, Inc. *	65,800	3,242,624
Meredith Corp.	43,800	2,327,970
National CineMedia, Inc.	220,500	1,821,330
New Media Investment Group, Inc.	70,209	1,263,060
Nexstar Media Group, Inc., Class A	16,300	1,213,535
Scholastic Corp.	60,200	2,513,952
Sinclair Broadcast Group, Inc., Class A	74,919	1,932,910
Sirius XM Holdings, Inc. (a)	495,600	3,479,112
The Madison Square Garden Co., Class A *	5,500	1,716,990
The New York Times Co., Class A	74,200	1,840,160
		35,564,811

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Akorn, Inc. *	18,200	337,064
Bio-Rad Laboratories, Inc., Class A *	10,800	3,311,820
Bio-Techne Corp.	12,465	2,002,378
BioMarin Pharmaceutical, Inc. *	2,508	252,204
Bruker Corp.	47,100	1,526,040
Cambrex Corp. *	4,300	268,750
Catalent, Inc. *	42,500	1,772,250
Charles River Laboratories International, Inc. *	26,200	3,256,660
Endo International plc *	238,100	2,961,964
Illumina, Inc. *	17,660	5,728,198
Jazz Pharmaceuticals plc *	16,700	2,890,436
Myriad Genetics, Inc. *	88,200	3,858,750
PDL BioPharma, Inc. *	813,950	2,043,014
PerkinElmer, Inc.	56,000	4,434,080
PRA Health Sciences, Inc. *	11,300	1,188,082

12

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Prestige Brands Holdings, Inc. *	30,100	1,075,473
QIAGEN N.V. *	88,152	3,184,050
		40,091,213

Real Estate 9.8%
Acadia Realty Trust	35,700	966,756
Alexander & Baldwin, Inc.	10,100	241,895
Alexandria Real Estate Equities, Inc.	29,400	3,746,736
Altisource Portfolio Solutions S.A. *	38,300	1,275,773
American Campus Communities, Inc.	79,130	3,264,112
American Homes 4 Rent, Class A	45,300	1,002,942
Apartment Investment & Management Co., Class A	92,500	3,945,125
Apple Hospitality REIT, Inc.	184,100	3,311,959
Ashford Hospitality Trust, Inc.	210,800	1,665,320
Brandywine Realty Trust	155,300	2,560,897
CBL & Associates Properties, Inc.	640,700	3,491,815
Chesapeake Lodging Trust	50,587	1,619,796
Colony Capital, Inc.	45,000	277,200
Columbia Property Trust, Inc.	151,726	3,517,009
CorePoint Lodging, Inc. *	30,350	766,641
Corporate Office Properties Trust	81,800	2,432,732
Cousins Properties, Inc.	25,400	236,728
CubeSmart	64,500	1,958,220
CyrusOne, Inc.	20,300	1,256,976
DCT Industrial Trust, Inc.	28,050	1,875,703
DDR Corp.	224,500	3,075,650
DiamondRock Hospitality Co.	215,400	2,567,568
Douglas Emmett, Inc.	65,941	2,561,148
EastGroup Properties, Inc.	13,150	1,253,458
Education Realty Trust, Inc.	29,600	1,224,256
EPR Properties	30,400	2,021,296
Equity Commonwealth *	92,400	2,978,976
Equity LifeStyle Properties, Inc.	30,640	2,787,934
Extra Space Storage, Inc.	36,465	3,426,616
Federal Realty Investment Trust	31,000	3,890,500
First Industrial Realty Trust, Inc.	40,300	1,311,765
Forest City Realty Trust, Inc., Class A	58,900	1,470,733
Franklin Street Properties Corp.	133,700	1,177,897
Front Yard Residential Corp.	100,700	972,762
Gaming & Leisure Properties, Inc.	69,000	2,506,080
Government Properties Income Trust	83,000	1,250,810
Gramercy Property Trust	44,300	1,213,377
Healthcare Realty Trust, Inc.	67,000	1,990,570
Healthcare Trust of America, Inc., Class A	72,100	1,969,772
Hersha Hospitality Trust	57,725	1,246,283
HFF, Inc., Class A	7,000	315,070
Highwoods Properties, Inc.	62,400	3,064,464
HomeBanc Corp. *(b)	6,875	—
Hudson Pacific Properties, Inc.	31,900	1,092,894
Investors Real Estate Trust	182,000	997,360
Invitation Homes, Inc.	11,300	261,143
Kennedy-Wilson Holdings, Inc.	12,500	261,250
Kilroy Realty Corp.	35,200	2,567,840
Kite Realty Group Trust	60,100	1,013,887
Lamar Advertising Co., Class A	52,400	3,858,212
LaSalle Hotel Properties	117,940	4,088,980
Lexington Realty Trust	230,300	2,024,337
Liberty Property Trust	96,800	4,148,848
Life Storage, Inc.	20,470	1,964,301
Mack-Cali Realty Corp.	131,400	2,558,358
Medical Properties Trust, Inc.	123,800	1,783,958
National Health Investors, Inc.	11,900	890,596
National Retail Properties, Inc.	60,635	2,704,927
New Senior Investment Group, Inc.	136,200	964,296
Omega Healthcare Investors, Inc.	102,490	3,042,928
Paramount Group, Inc.	120,700	1,863,608
Pebblebrook Hotel Trust	43,400	1,673,070
Security	Number of Shares	Value ($)
Pennsylvania Real Estate Investment Trust	133,900	1,422,018
Piedmont Office Realty Trust, Inc., Class A	173,650	3,434,797
PotlatchDeltic Corp.	26,300	1,229,525
PS Business Parks, Inc.	9,650	1,232,980
QTS Realty Trust, Inc., Class A	6,600	282,150
Ramco-Gershenson Properties Trust	76,200	1,002,030
Rayonier, Inc.	116,400	4,075,164
Regency Centers Corp.	43,265	2,752,952
Retail Opportunity Investments Corp.	12,500	236,375
Retail Properties of America, Inc., Class A	254,131	3,189,344
Retail Value, Inc. *	22,376	739,303
RLJ Lodging Trust	160,400	3,623,436
Ryman Hospitality Properties, Inc.	33,245	2,826,157
Sabra Health Care REIT, Inc.	94,472	2,041,540
SBA Communications Corp. *	21,605	3,418,991
Select Income REIT	45,400	946,590
Seritage Growth Properties, Class A (a)	5,700	241,167
Spirit MTA REIT *	34,150	341,159
Spirit Realty Capital, Inc.	325,000	2,720,250
STAG Industrial, Inc.	8,900	243,148
STORE Capital Corp.	39,500	1,084,275
Summit Hotel Properties, Inc.	61,500	870,225
Sun Communities, Inc.	23,955	2,322,677
Sunstone Hotel Investors, Inc.	192,243	3,127,794
Tanger Factory Outlet Centers, Inc.	82,180	1,959,993
Taubman Centers, Inc.	58,400	3,623,720
The GEO Group, Inc.	139,004	3,597,424
The Howard Hughes Corp. *	2,100	284,655
Tier REIT, Inc.	56,900	1,352,513
Uniti Group, Inc.	44,500	786,760
Urban Edge Properties	42,600	966,168
Washington Prime Group, Inc.	586,200	4,707,186
Washington Real Estate Investment Trust	55,400	1,689,146
Weingarten Realty Investors	89,713	2,711,127
WP Carey, Inc.	55,500	3,628,590
Xenia Hotels & Resorts, Inc.	155,800	3,799,962
		193,963,404

Retailing 5.2%
Aaron’s, Inc.	80,900	3,503,779
Asbury Automotive Group, Inc. *	54,379	3,822,844
Ascena Retail Group, Inc. *	1,933,500	7,115,280
Barnes & Noble Education, Inc. *	318,100	1,787,722
Barnes & Noble, Inc.	413,700	2,523,570
Big 5 Sporting Goods Corp. (a)	134,800	869,460
Burlington Stores, Inc. *	19,400	2,964,514
Caleres, Inc.	90,500	3,030,845
Citi Trends, Inc.	36,500	1,036,965
Conn’s, Inc. *	8,300	281,370
Express, Inc. *	425,760	4,100,069
Five Below, Inc. *	17,900	1,739,164
Francesca’s Holdings Corp. *	44,400	361,416
Genesco, Inc. *	127,700	5,197,390
Groupon, Inc. *	258,000	1,207,440
Guess?, Inc.	227,200	5,148,352
Haverty Furniture Cos., Inc.	49,200	974,160
Hibbett Sports, Inc. *	108,685	2,494,321
J.C. Penney Co., Inc. *(a)	1,184,800	2,902,760
Liberty TripAdvisor Holdings, Inc., Class A *	96,002	1,598,433
Lithia Motors, Inc., Class A	30,335	2,701,332
Lumber Liquidators Holdings, Inc. *	51,400	994,076
Monro, Inc.	28,640	1,931,768
Netflix, Inc. *	13,990	4,720,925
Ollie’s Bargain Outlet Holdings, Inc. *	3,300	229,350
Party City Holdco, Inc. *	13,800	217,350
Penske Automotive Group, Inc.	82,300	4,296,060
Pier 1 Imports, Inc.	869,285	1,877,656
Pool Corp.	22,592	3,462,224

13

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Rent-A-Center, Inc. *	266,102	3,948,954
RH *	20,700	2,812,302
Shoe Carnival, Inc.	42,300	1,326,951
Shutterfly, Inc. *	25,800	2,122,308
Sleep Number Corp. *	55,370	1,577,491
Sonic Automotive, Inc., Class A	143,500	2,920,225
The Buckle, Inc. (a)	121,322	2,917,794
The Cato Corp., Class A	131,562	3,275,894
The Children’s Place, Inc.	19,760	2,428,504
The Michaels Cos., Inc. *	94,140	1,921,397
TripAdvisor, Inc. *	50,700	2,940,093
Zumiez, Inc. *	63,700	1,442,805
		102,725,313

Semiconductors & Semiconductor Equipment 2.0%
Advanced Energy Industries, Inc. *	14,700	900,228
Amkor Technology, Inc. *	213,300	1,851,444
Brooks Automation, Inc.	41,990	1,284,054
Cabot Microelectronics Corp.	17,130	2,063,309
Cirrus Logic, Inc. *	49,735	2,151,536
Cree, Inc. *	111,600	5,261,940
Cypress Semiconductor Corp.	216,303	3,852,356
Diodes, Inc. *	33,000	1,226,280
Entegris, Inc.	45,645	1,604,422
Integrated Device Technology, Inc. *	68,726	2,366,236
MKS Instruments, Inc.	20,850	1,966,155
Monolithic Power Systems, Inc.	1,686	223,698
Photronics, Inc. *	137,225	1,235,025
Power Integrations, Inc.	14,200	1,015,300
Semtech Corp. *	25,300	1,200,485
Silicon Laboratories, Inc. *	18,190	1,732,598
Synaptics, Inc. *	42,805	2,144,959
Teradyne, Inc.	104,000	4,498,000
Versum Materials, Inc.	46,200	1,781,010
Xperi Corp.	53,100	884,115
		39,243,150

Software & Services 5.4%
ACI Worldwide, Inc. *	63,031	1,628,721
Acxiom Corp. *	67,715	2,745,166
ANSYS, Inc. *	25,700	4,340,216
Aspen Technology, Inc. *	19,200	1,839,168
Avaya Holdings Corp. *	19,700	405,426
Black Knight, Inc. *	9,400	485,510
Cadence Design Systems, Inc. *	73,197	3,227,256
Cardtronics plc, Class A *	53,900	1,364,748
Cars.com, Inc. *	104,400	2,961,828
CDK Global, Inc.	54,800	3,422,260
CommVault Systems, Inc. *	17,300	1,122,770
CoreLogic, Inc. *	75,800	3,691,460
CSG Systems International, Inc.	35,145	1,429,347
EPAM Systems, Inc. *	11,800	1,536,478
Euronet Worldwide, Inc. *	21,895	2,013,026
EVERTEC, Inc.	59,400	1,384,020
ExlService Holdings, Inc. *	16,700	995,988
Fair Isaac Corp. *	13,805	2,781,155
FleetCor Technologies, Inc. *	17,100	3,710,700
Gartner, Inc. *	30,647	4,150,523
j2 Global, Inc.	23,485	1,992,467
Manhattan Associates, Inc. *	40,780	1,962,334
ManTech International Corp., Class A	51,100	3,058,335
MAXIMUS, Inc.	45,680	2,960,521
MicroStrategy, Inc., Class A *	1,600	208,240
Nuance Communications, Inc. *	161,700	2,388,309
Perficient, Inc. *	8,200	215,824
Progress Software Corp.	46,525	1,711,655
PTC, Inc. *	35,140	3,229,718
Security	Number of Shares	Value ($)
Sabre Corp.	104,700	2,577,714
Science Applications International Corp.	44,600	3,762,902
SS&C Technologies Holdings, Inc.	35,362	1,876,661
Sykes Enterprises, Inc. *	65,255	1,935,463
Synopsys, Inc. *	45,100	4,033,293
Syntel, Inc. *	47,342	1,921,612
Take-Two Interactive Software, Inc. *	19,955	2,255,314
TiVo Corp.	151,407	1,839,595
Travelport Worldwide Ltd.	150,400	2,842,560
Twitter, Inc. *	45,900	1,462,833
Tyler Technologies, Inc. *	1,200	269,988
Unisys Corp. *	175,300	2,252,605
Verint Systems, Inc. *	35,488	1,593,411
VeriSign, Inc. *	37,200	5,402,556
VMware, Inc., Class A *	22,800	3,296,652
WEX, Inc. *	12,700	2,410,714
Worldpay, Inc., Class A *	44,500	3,657,455
Zynga, Inc., Class A *	348,000	1,318,920
		107,673,417

Technology Hardware & Equipment 4.2%
ADTRAN, Inc.	106,883	1,736,849
Arista Networks, Inc. *	1,000	255,730
AVX Corp.	54,500	1,132,510
Belden, Inc.	35,140	2,275,315
Benchmark Electronics, Inc.	130,000	3,146,000
Ciena Corp. *	47,300	1,201,420
Cognex Corp.	26,260	1,386,003
Coherent, Inc. *	8,540	1,349,832
Comtech Telecommunications Corp.	83,570	2,807,952
Cray, Inc. *	40,300	1,005,485
Diebold Nixdorf, Inc. (a)	132,800	1,507,280
Dolby Laboratories, Inc., Class A	38,020	2,450,389
EchoStar Corp., Class A *	49,700	2,236,003
Electronics For Imaging, Inc. *	37,702	1,286,392
ePlus, Inc. *	16,100	1,588,265
Fabrinet *	30,900	1,208,808
Finisar Corp. *	98,030	1,651,806
Fitbit, Inc., Class A *	57,200	339,196
II-VI, Inc. *	30,800	1,207,360
Infinera Corp. *	20,200	168,064
Insight Enterprises, Inc. *	109,938	5,526,583
InterDigital, Inc.	31,800	2,621,910
IPG Photonics Corp. *	7,200	1,181,088
Itron, Inc. *	23,400	1,432,080
Knowles Corp. *	126,000	2,187,360
Littelfuse, Inc.	8,545	1,852,727
Lumentum Holdings, Inc. *	19,000	992,750
Methode Electronics, Inc.	32,700	1,283,475
MTS Systems Corp.	22,880	1,247,532
National Instruments Corp.	57,645	2,525,427
NETGEAR, Inc. *	44,950	2,959,957
NetScout Systems, Inc. *	65,900	1,766,120
OSI Systems, Inc. *	17,500	1,395,800
Plantronics, Inc.	47,510	3,262,037
Plexus Corp. *	52,929	3,145,041
Rogers Corp. *	7,900	920,903
ScanSource, Inc. *	91,640	3,780,150
Super Micro Computer, Inc. *	61,500	1,359,150
TTM Technologies, Inc. *	90,700	1,574,552
VeriFone Systems, Inc. *	111,200	2,546,480
ViaSat, Inc. *	28,215	1,984,643
Viavi Solutions, Inc. *	112,500	1,138,500
Vishay Intertechnology, Inc.	207,900	5,197,500
Zebra Technologies Corp., Class A *	14,620	2,016,537
		83,838,961

14

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Telecommunication Services 0.5%
Cincinnati Bell, Inc. *	93,720	1,251,162
Cogent Communications Holdings, Inc.	21,400	1,111,730
Consolidated Communications Holdings, Inc.	127,214	1,620,706
Intelsat S.A. *	27,000	526,500
Iridium Communications, Inc. *	77,900	1,347,670
Shenandoah Telecommunications Co.	6,500	214,500
United States Cellular Corp. *	33,800	1,161,368
Vonage Holdings Corp. *	134,800	1,726,788
Zayo Group Holdings, Inc. *	46,400	1,720,976
		10,681,400

Transportation 2.7%
Air Transport Services Group, Inc. *	43,300	975,549
Allegiant Travel Co.	14,500	1,792,200
AMERCO	5,000	1,885,400
ArcBest Corp.	69,240	3,223,122
Atlas Air Worldwide Holdings, Inc. *	35,800	2,400,390
Copa Holdings S.A., Class A	34,200	3,329,028
Costamare, Inc.	29,300	203,342
Echo Global Logistics, Inc. *	46,200	1,591,590
Forward Air Corp.	28,005	1,789,520
Genesee & Wyoming, Inc., Class A *	40,065	3,445,590
Hawaiian Holdings, Inc.	51,440	2,062,744
Heartland Express, Inc.	55,565	1,066,292
Hub Group, Inc., Class A *	75,910	3,522,224
Knight-Swift Transportation Holdings, Inc.	95,973	3,123,921
Macquarie Infrastructure Corp.	72,284	3,282,416
Marten Transport Ltd.	48,300	1,055,355
Matson, Inc.	62,900	2,264,400
Saia, Inc. *	24,950	1,879,983
Schneider National, Inc., Class B	10,900	284,926
SkyWest, Inc.	74,400	4,456,560
Spirit Airlines, Inc. *	82,600	3,588,144
Werner Enterprises, Inc.	72,100	2,685,725
XPO Logistics, Inc. *	20,603	2,054,531
YRC Worldwide, Inc. *	78,100	760,694
		52,723,646

Utilities 2.9%
ALLETE, Inc.	37,818	2,932,030
American States Water Co.	26,230	1,576,948
Aqua America, Inc.	91,969	3,397,335
Avangrid, Inc.	28,700	1,436,722
Avista Corp.	63,200	3,196,656
Black Hills Corp.	49,000	2,938,530
California Water Service Group	32,180	1,322,598
Chesapeake Utilities Corp.	2,800	234,780
El Paso Electric Co.	42,290	2,634,667
Hawaiian Electric Industries, Inc.	123,465	4,342,264
Security	Number of Shares	Value ($)
IDACORP, Inc.	35,600	3,354,944
MGE Energy, Inc.	25,050	1,603,200
National Fuel Gas Co.	80,800	4,338,960
New Jersey Resources Corp.	76,698	3,547,282
Northwest Natural Gas Co.	28,605	1,863,616
NorthWestern Corp.	46,900	2,782,577
ONE Gas, Inc.	42,100	3,243,384
Ormat Technologies, Inc.	16,300	884,275
Otter Tail Corp.	35,880	1,736,592
Pattern Energy Group, Inc., Class A	15,400	285,978
PNM Resources, Inc.	92,000	3,620,200
South Jersey Industries, Inc.	58,380	1,980,833
Southwest Gas Holdings, Inc. *	14,100	1,102,620
Spire, Inc.	31,240	2,236,784
		56,593,775
Total Common Stock
(Cost $1,457,786,772)		1,969,608,101

Other Investment Companies 1.8% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83% (c)	4,268,295	4,268,295

Securities Lending Collateral 1.6%
Wells Fargo Government Money Market Fund, Select Class 1.83% (c)	32,301,003	32,301,003
Total Other Investment Companies
(Cost $36,569,298)		36,569,298

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 09/21/18	88	7,358,560	(22,746)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $31,265,976.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

15

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,775,644,697	$—	$—	$1,775,644,697
Real Estate	193,963,404	—	— *	193,963,404
Other Investment Companies[1]	36,569,298	—	—	36,569,298
Liabilities
Futures Contracts[2]	(22,746)	—	—	(22,746)
Total	$2,006,154,653	$—	$—	$2,006,154,653
*	Level 3 amount shown includes securities determined to have no value at July 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
16

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 6.3%
AGL Energy Ltd.	61,511	1,006,535
Amcor Ltd.	88,890	995,089
AMP Ltd.	457,224	1,156,332
APA Group	66,387	476,158
Aurizon Holdings Ltd.	255,794	866,400
Australia & New Zealand Banking Group Ltd.	292,559	6,360,137
Bendigo & Adelaide Bank Ltd.	51,631	449,722
BGP Holdings plc *(a)	453,854	—
BHP Billiton Ltd.	445,454	11,633,710
BlueScope Steel Ltd.	51,951	682,629
Boral Ltd.	94,088	464,980
Brambles Ltd.	127,022	932,892
Caltex Australia Ltd.	62,539	1,512,934
CIMIC Group Ltd.	10,830	389,488
Coca-Cola Amatil Ltd.	74,610	531,454
Commonwealth Bank of Australia	143,117	7,969,742
Crown Resorts Ltd.	32,698	328,381
CSL Ltd.	15,215	2,226,052
Downer EDI Ltd.	107,157	588,604
Fortescue Metals Group Ltd.	225,081	732,086
Goodman Group	50,029	358,655
GrainCorp Ltd., Class A	51,815	285,551
Incitec Pivot Ltd.	180,498	508,926
Insurance Australia Group Ltd.	208,403	1,245,848
LendLease Group	59,617	891,984
Macquarie Group Ltd.	17,965	1,639,087
Medibank Pvt Ltd.	218,885	506,233
Metcash Ltd.	319,263	624,173
Mirvac Group	239,908	407,212
National Australia Bank Ltd.	270,993	5,705,822
Newcrest Mining Ltd.	29,356	471,606
OneMarket Ltd. *	3,820	2,512
Orica Ltd.	56,960	744,069
Origin Energy Ltd. *	208,244	1,510,964
Qantas Airways Ltd.	85,502	427,350
QBE Insurance Group Ltd.	171,919	1,290,985
Rio Tinto Ltd.	43,558	2,632,521
Santos Ltd. *	120,125	569,005
Scentre Group	266,761	845,227
Sonic Healthcare Ltd.	33,954	658,604
South32 Ltd.	100,752	268,140
Stockland	217,510	672,104
Suncorp Group Ltd.	179,469	1,996,891
Tabcorp Holdings Ltd.	213,800	742,572
Telstra Corp., Ltd.	910,048	1,918,965
Transurban Group	55,830	485,466
Wesfarmers Ltd.	216,730	7,968,811
Westpac Banking Corp.	324,292	7,099,551
Woodside Petroleum Ltd.	92,254	2,472,721
Security	Number of Shares	Value ($)
Woolworths Group Ltd.	250,048	5,594,032
WorleyParsons Ltd.	49,268	672,251
		90,521,163

Austria 0.3%
ANDRITZ AG	5,736	325,169
Erste Group Bank AG *	27,220	1,175,668
OMV AG	26,250	1,483,469
Raiffeisen Bank International AG	16,369	545,827
voestalpine AG	16,114	806,268
		4,336,401

Belgium 0.9%
Ageas	25,543	1,370,003
Anheuser-Busch InBev S.A./N.V.	48,632	4,948,988
Colruyt S.A.	8,644	516,746
Groupe Bruxelles Lambert S.A.	8,805	935,344
KBC Group N.V.	17,579	1,349,513
Proximus	22,089	541,382
Solvay S.A.	7,181	983,801
UCB S.A.	6,491	558,062
Umicore S.A.	18,412	1,077,518
		12,281,357

Canada 7.1%
Agnico-Eagle Mines Ltd.	8,665	363,026
Alimentation Couche-Tard, Inc., Class B	34,840	1,600,254
ARC Resources Ltd.	51,672	613,701
Atco Ltd., Class I	15,389	471,897
Bank of Montreal	47,361	3,754,001
Barrick Gold Corp.	56,757	636,136
Bausch Health Cos., Inc. *	52,209	1,134,603
BCE, Inc.	43,612	1,853,305
BlackBerry Ltd. *	46,688	458,320
Brookfield Asset Management, Inc., Class A	49,632	2,094,246
Cameco Corp.	40,667	439,542
Canadian Imperial Bank of Commerce	35,438	3,234,193
Canadian National Railway Co.	45,517	4,063,062
Canadian Natural Resources Ltd.	103,145	3,790,084
Canadian Pacific Railway Ltd.	9,550	1,893,922
Canadian Tire Corp., Ltd., Class A	7,476	1,018,198
Celestica, Inc. *	33,466	395,670
Cenovus Energy, Inc.	259,995	2,608,244
CGI Group, Inc., Class A *	11,892	767,721
CI Financial Corp.	27,815	486,017
Crescent Point Energy Corp.	151,271	1,031,459
Dollarama, Inc.	11,400	411,885
Empire Co., Ltd., Class A	42,000	865,926
Enbridge, Inc.	66,381	2,357,537
Encana Corp.	68,109	939,814
Fairfax Financial Holdings Ltd.	1,550	875,774
Finning International, Inc.	24,617	644,544

17

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Quantum Minerals Ltd.	49,170	766,929
Fortis, Inc.	23,098	759,428
George Weston Ltd.	8,211	683,088
Gibson Energy, Inc.	31,153	436,336
Gildan Activewear, Inc.	13,200	340,033
Goldcorp, Inc.	58,841	735,484
Great-West Lifeco, Inc.	21,854	540,113
H&R Real Estate Investment Trust	16,100	249,758
Husky Energy, Inc.	86,821	1,476,327
Hydro One Ltd.	14,500	211,785
Imperial Oil Ltd.	37,141	1,271,962
Intact Financial Corp.	7,206	549,736
Inter Pipeline Ltd.	25,774	491,367
Keyera Corp.	13,400	387,934
Linamar Corp.	5,800	265,065
Loblaw Cos., Ltd.	25,443	1,345,251
Magna International, Inc.	60,827	3,705,217
Manulife Financial Corp.	112,600	2,091,260
Methanex Corp.	6,700	462,822
Metro, Inc.	31,594	1,065,236
National Bank of Canada	21,933	1,075,195
Obsidian Energy Ltd. *(b)	443,811	474,226
Onex Corp.	8,365	626,129
Parkland Fuel Corp.	16,500	446,224
Pembina Pipeline Corp.	23,878	859,046
Power Corp. of Canada	60,644	1,379,449
Power Financial Corp.	27,414	642,754
RioCan Real Estate Investment Trust	15,000	286,198
Rogers Communications, Inc., Class B	23,741	1,210,365
Royal Bank of Canada	86,644	6,763,807
Saputo, Inc.	17,975	599,282
Shaw Communications, Inc., Class B	48,171	1,007,597
SNC-Lavalin Group, Inc.	15,540	688,211
Sun Life Financial, Inc.	35,675	1,458,977
Suncor Energy, Inc.	196,137	8,259,511
Teck Resources Ltd., Class B	53,168	1,386,778
TELUS Corp.	30,571	1,117,463
The Bank of Nova Scotia	81,715	4,842,533
The Toronto-Dominion Bank	99,852	5,923,495
Thomson Reuters Corp.	28,500	1,182,634
TransAlta Corp.	78,821	448,986
TransCanada Corp.	49,481	2,225,570
Vermilion Energy, Inc.	10,054	346,095
Waste Connections, Inc.	4,500	349,110
West Fraser Timber Co., Ltd.	5,800	360,257
WestJet Airlines Ltd.	21,600	304,195
		100,902,299

Denmark 0.8%
AP Moeller — Maersk A/S, Series A	929	1,250,016
AP Moeller — Maersk A/S, Series B	1,008	1,447,322
Carlsberg A/S, Class B	7,817	943,027
Coloplast A/S, Class B	4,493	490,050
Danske Bank A/S	32,569	946,472
DSV A/S	7,476	626,326
ISS A/S	22,880	854,640
Novo Nordisk A/S, Class B	69,668	3,465,794
Novozymes A/S, B Shares	8,690	457,570
Orsted A/S	5,100	314,713
Pandora A/S	5,126	364,009
Vestas Wind Systems A/S	10,352	668,011
		11,827,950

Security	Number of Shares	Value ($)
Finland 0.9%
Elisa Oyj	10,280	446,367
Fortum Oyj	50,076	1,258,060
Kesko Oyj, B Shares	16,846	946,046
Kone Oyj, Class B	22,842	1,248,676
Metso Oyj	12,105	443,364
Neste Oyj	12,317	1,015,983
Nokia Oyj	419,275	2,275,680
Nokian Renkaat Oyj	11,604	503,249
Orion Oyj, Class B	11,381	391,813
Sampo Oyj, A Shares	24,909	1,265,078
Stora Enso Oyj, R Shares	63,670	1,050,709
UPM-Kymmene Oyj	55,913	1,983,381
Wartsila Oyj Abp	27,578	597,026
		13,425,432

France 9.4%
Accor S.A.	14,412	741,954
Air France-KLM *	39,485	360,356
Air Liquide S.A.	28,109	3,593,850
Airbus SE	20,654	2,556,328
Alstom S.A.	21,434	960,928
Arkema S.A.	8,018	1,004,037
Atos SE	5,440	728,945
AXA S.A.	174,064	4,385,919
BNP Paribas S.A.	92,686	6,012,523
Bollore S.A.	72,907	338,965
Bouygues S.A.	33,506	1,471,397
Bureau Veritas S.A.	16,288	419,016
Capgemini SE	10,119	1,294,557
Carrefour S.A.	157,703	2,827,422
Casino Guichard Perrachon S.A.	20,912	849,072
CGG S.A. *	205,619	560,903
CNP Assurances	18,514	432,342
Compagnie de Saint-Gobain	73,196	3,254,170
Credit Agricole S.A.	89,781	1,261,438
Danone S.A.	40,195	3,155,799
Eiffage S.A.	6,352	709,841
Electricite de France S.A.	119,611	1,790,954
Engie S.A.	415,307	6,706,603
Essilor International S.A.	8,211	1,210,006
Eurazeo S.A.	5,861	453,121
Eutelsat Communications S.A.	15,803	338,305
Faurecia S.A.	8,276	562,174
Kering S.A.	2,443	1,298,419
Klepierre S.A.	9,071	341,624
L'Oreal S.A.	10,924	2,669,512
Legrand S.A.	14,373	1,054,947
LVMH Moet Hennessy Louis Vuitton SE	10,425	3,632,988
Natixis S.A.	62,440	447,909
Orange S.A.	372,101	6,341,234
Pernod-Ricard S.A.	9,850	1,587,010
Peugeot S.A.	53,415	1,534,183
Publicis Groupe S.A.	15,237	972,370
Rallye S.A. (b)	39,091	459,785
Renault S.A.	25,012	2,198,033
Rexel S.A.	75,585	1,182,138
Safran S.A.	12,645	1,568,027
Sanofi	111,141	9,668,855
Schneider Electric SE	48,892	3,924,356
SCOR SE	17,419	677,664
Societe Generale S.A.	107,027	4,773,187
Sodexo S.A.	8,362	926,308
Suez	60,801	860,087
TechnipFMC plc	6,961	224,351
Teleperformance	2,887	528,701

18

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Thales S.A.	5,524	725,159
TOTAL S.A.	408,273	26,629,730
Unibail-Rodamco-Westfield	6,209	1,378,405
Valeo S.A.	19,063	934,112
Veolia Environnement S.A.	80,597	1,839,124
Vinci S.A.	41,895	4,215,547
Vivendi S.A.	151,381	3,922,142
Wendel S.A.	2,293	333,934
		134,830,766

Germany 8.4%
adidas AG	9,088	2,009,297
Allianz SE	36,358	8,044,369
Aurubis AG	10,179	833,182
BASF SE	112,297	10,764,621
Bayer AG	58,820	6,548,261
Bayerische Motoren Werke AG	64,261	6,212,773
Beiersdorf AG	4,194	488,891
Bilfinger SE	9,411	484,581
Brenntag AG	17,083	1,025,016
Commerzbank AG *	115,530	1,247,228
Continental AG	10,194	2,349,268
Covestro AG	5,850	561,814
Daimler AG	147,895	10,236,427
Deutsche Bank AG	226,341	2,960,260
Deutsche Boerse AG	7,044	928,303
Deutsche Lufthansa AG	35,050	983,412
Deutsche Post AG	93,204	3,292,486
Deutsche Telekom AG *	480,147	7,939,263
E.ON SE	516,984	5,832,725
Evonik Industries AG	16,912	625,854
Freenet AG	18,268	523,530
Fresenius Medical Care AG & Co. KGaA	13,562	1,323,029
Fresenius SE & Co. KGaA	24,358	1,877,721
Fuchs Petrolub SE	600	31,591
GEA Group AG	14,001	547,225
Hannover Rueck SE	5,042	672,525
HeidelbergCement AG	16,101	1,367,552
Henkel AG & Co. KGaA	6,327	678,463
Hugo Boss AG	7,661	690,804
Infineon Technologies AG	36,727	972,632
Innogy SE	19,961	886,896
K&S AG	37,683	996,297
KION Group AG	4,122	282,888
LANXESS AG	10,269	843,805
Leoni AG	6,174	314,946
Linde AG	14,227	3,518,292
MAN SE	3,482	390,886
Merck KGaA	6,463	664,370
METRO AG	55,591	686,508
MTU Aero Engines AG	2,389	506,607
Muenchener Rueckversicherungs-Gesellschaft AG	15,922	3,528,236
OSRAM Licht AG	7,783	347,499
ProSiebenSat.1 Media SE	26,009	701,979
Rheinmetall AG	3,447	416,575
RWE AG	158,167	4,150,979
Salzgitter AG	9,534	471,510
SAP SE	34,618	4,029,049
Siemens AG	70,576	9,961,023
Suedzucker AG	18,997	277,213
Symrise AG	4,717	426,364
Telefonica Deutschland Holding AG	76,393	334,564
ThyssenKrupp AG	35,222	937,363
Uniper SE	79,423	2,479,896
Security	Number of Shares	Value ($)
Volkswagen AG	6,093	1,051,288
Vonovia SE	13,400	648,523
		120,906,659

Hong Kong 1.6%
AIA Group Ltd.	284,400	2,489,511
BOC Hong Kong (Holdings) Ltd.	157,500	764,420
China Mengniu Dairy Co., Ltd. *	139,000	431,359
CK Asset Holdings Ltd.	104,000	796,482
CK Hutchison Holdings Ltd.	104,500	1,137,450
CLP Holdings Ltd.	130,000	1,486,022
Galaxy Entertainment Group Ltd.	80,000	644,530
Hang Seng Bank Ltd.	33,800	921,125
Hong Kong & China Gas Co., Ltd.	278,917	569,539
Hong Kong Exchanges & Clearing Ltd.	13,985	414,453
Hongkong Land Holdings Ltd.	54,700	398,329
Jardine Matheson Holdings Ltd.	19,300	1,306,779
Jardine Strategic Holdings Ltd.	15,200	607,205
Li & Fung Ltd.	1,730,000	586,662
Link REIT	58,500	580,442
MTR Corp., Ltd.	98,000	550,055
New World Development Co., Ltd.	572,689	816,598
Noble Group Ltd. *(b)	15,402,993	1,508,460
PCCW Ltd.	563,000	328,777
Sands China Ltd.	155,600	803,946
SJM Holdings Ltd.	463,000	563,827
Sun Hung Kai Properties Ltd.	105,000	1,646,687
Swire Pacific Ltd., Class A	100,500	1,091,506
Swire Pacific Ltd., Class B	181,051	325,299
Techtronic Industries Co., Ltd.	54,500	303,943
The Wharf Holdings Ltd.	86,000	284,716
Want Want China Holdings Ltd.	510,000	422,672
WH Group Ltd.	467,500	376,391
Wheelock & Co., Ltd.	63,000	447,261
Yue Yuen Industrial Holdings Ltd.	106,000	285,212
		22,889,658

Ireland 0.8%
AerCap Holdings N.V. *	9,757	547,660
Bank of Ireland Group plc	60,191	516,582
CRH plc	71,460	2,444,131
Experian plc	52,798	1,296,307
Kerry Group plc, Class A	5,325	564,770
Seagate Technology plc	63,544	3,343,685
Shire plc	21,871	1,245,643
Smurfit Kappa Group plc	24,103	990,398
		10,949,176

Israel 0.5%
Bank Hapoalim B.M.	72,783	514,742
Bank Leumi Le-Israel B.M.	73,615	461,367
Bezeq The Israeli Telecommunication Corp., Ltd.	474,109	502,291
Check Point Software Technologies Ltd. *	4,493	506,226
Israel Chemicals Ltd.	116,497	557,709
Teva Pharmaceutical Industries Ltd.	188,858	4,515,690
		7,058,025

Italy 3.0%
Assicurazioni Generali S.p.A.	123,781	2,195,012
Atlantia S.p.A.	31,375	929,348
BPER Banca	80,739	449,482
Enel S.p.A.	1,288,473	7,177,989
Eni S.p.A.	691,948	13,318,988

19

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
EXOR N.V.	36,857	2,417,779
Intesa Sanpaolo S.p.A.	1,201,842	3,683,208
Leonardo S.p.A.	27,921	333,574
Luxottica Group S.p.A.	8,947	604,925
Mediobanca S.p.A.	27,558	285,353
Poste Italiane S.p.A	61,106	568,497
Prysmian S.p.A.	15,080	385,211
Saipem S.p.A. *	166,341	868,831
Snam S.p.A.	214,026	919,147
Telecom Italia S.p.A. *	2,452,526	1,886,416
Terna — Rete Elettrica Nationale S.p.A.	101,614	569,205
UniCredit S.p.A.	269,223	4,753,708
Unione di Banche Italiane S.p.A.	192,517	794,342
Unipol Gruppo S.p.A.	72,775	302,295
		42,443,310

Japan 23.1%
Aeon Co., Ltd.	114,900	2,334,625
AGC, Inc.	36,000	1,508,926
Air Water, Inc.	21,600	394,855
Aisin Seiki Co., Ltd.	29,500	1,375,939
Ajinomoto Co., Inc.	49,900	883,501
Alfresa Holdings Corp.	39,200	938,488
Alps Electric Co., Ltd.	17,300	499,080
Amada Holdings Co., Ltd.	22,000	221,209
ANA Holdings, Inc.	13,400	492,064
Asahi Group Holdings Ltd.	27,100	1,317,189
Asahi Kasei Corp.	138,000	1,844,637
Asics Corp.	17,100	278,272
Astellas Pharma, Inc.	156,700	2,555,915
Bandai Namco Holdings, Inc.	20,900	836,177
Bridgestone Corp.	92,600	3,652,735
Brother Industries Ltd.	26,500	540,576
Canon, Inc.	140,900	4,571,408
Casio Computer Co., Ltd.	21,300	348,508
Central Japan Railway Co.	15,900	3,311,617
Chubu Electric Power Co., Inc.	133,000	2,052,689
Chugai Pharmaceutical Co., Ltd.	6,900	350,973
Coca-Cola Bottlers Japan Holdings, Inc.	8,900	320,915
COMSYS Holdings Corp.	12,400	308,192
Concordia Financial Group Ltd.	21,000	112,909
Cosmo Energy Holdings Co., Ltd.	7,600	268,216
Credit Saison Co., Ltd.	17,600	274,762
Dai Nippon Printing Co., Ltd.	59,800	1,306,543
Dai-ichi Life Holdings, Inc.	89,500	1,689,892
Daicel Corp.	37,400	412,053
Daido Steel Co., Ltd.	4,500	222,236
Daiichi Sankyo Co., Ltd.	50,400	2,090,462
Daikin Industries Ltd.	13,400	1,601,701
Daito Trust Construction Co., Ltd.	5,500	921,621
Daiwa House Industry Co., Ltd.	49,400	1,801,397
Daiwa Securities Group, Inc.	132,000	769,888
Denka Co., Ltd.	10,400	358,425
Denso Corp.	52,700	2,606,809
Dentsu, Inc.	18,901	793,667
DIC Corp.	16,000	522,463
Don Quijote Holdings Co., Ltd.	8,700	406,674
Dowa Holdings Co., Ltd.	9,400	302,273
East Japan Railway Co.	33,618	3,144,362
Ebara Corp.	9,800	297,306
EDION Corp.	27,100	270,912
Eisai Co., Ltd.	16,000	1,377,474
Electric Power Development Co., Ltd.	23,900	649,124
Fanuc Corp.	8,200	1,653,455
Fast Retailing Co., Ltd.	2,300	1,007,298
Fuji Electric Co., Ltd.	55,000	406,286
Security	Number of Shares	Value ($)
FUJIFILM Holdings Corp.	59,600	2,459,977
Fujikura Ltd.	44,900	289,422
Fujitsu Ltd.	350,000	2,385,399
Furukawa Electric Co., Ltd.	8,500	300,336
H2O Retailing Corp.	16,500	264,204
Hakuhodo DY Holdings, Inc.	39,500	606,525
Hankyu Hanshin Holdings, Inc.	18,900	752,681
Hanwa Co., Ltd.	12,000	459,684
Haseko Corp.	22,700	301,223
Hino Motors Ltd.	46,200	521,978
Hitachi Construction Machinery Co., Ltd.	12,600	405,243
Hitachi Ltd.	822,000	5,746,403
Hitachi Metals Ltd.	27,700	300,193
Hokuriku Electric Power Co. *	49,500	519,619
Honda Motor Co., Ltd.	287,100	8,765,345
Hoya Corp.	19,900	1,197,477
Ibiden Co., Ltd.	23,000	378,758
Idemitsu Kosan Co., Ltd.	31,700	1,427,936
IHI Corp.	16,800	590,020
Iida Group Holdings Co., Ltd.	28,500	558,969
Inpex Corp.	180,600	1,982,786
Isetan Mitsukoshi Holdings Ltd.	68,200	824,183
Isuzu Motors Ltd.	80,800	1,093,444
ITOCHU Corp.	158,900	2,821,491
J. Front Retailing Co., Ltd.	39,500	579,036
Japan Display, Inc. *	210,700	272,313
Japan Post Bank Co., Ltd.	36,000	432,003
Japan Post Holdings Co., Ltd.	84,900	936,088
Japan Tobacco, Inc.	99,700	2,837,432
JFE Holdings, Inc.	105,100	2,135,662
JGC Corp.	38,000	737,363
JSR Corp.	22,700	436,471
JTEKT Corp.	38,900	564,124
JXTG Holdings, Inc.	692,450	5,076,629
K’s Holdings Corp.	31,800	358,034
Kajima Corp.	67,000	522,756
Kamigumi Co., Ltd.	14,800	310,059
Kaneka Corp.	45,000	396,111
Kao Corp.	26,200	1,913,961
Kawasaki Heavy Industries Ltd.	22,200	652,746
Kawasaki Kisen Kaisha Ltd. *	27,300	495,770
KDDI Corp.	194,300	5,408,699
Keio Corp.	7,400	363,406
Kewpie Corp.	15,300	380,512
Keyence Corp.	1,146	606,198
Kikkoman Corp.	10,000	474,609
Kinden Corp.	20,000	321,520
Kintetsu Group Holdings Co., Ltd.	15,600	620,789
Kirin Holdings Co., Ltd.	72,200	1,848,421
Kobe Steel Ltd.	105,000	1,034,804
Koito Manufacturing Co., Ltd.	5,700	367,165
Komatsu Ltd.	79,500	2,349,074
Konica Minolta, Inc.	105,300	945,310
Kubota Corp.	72,500	1,217,132
Kuraray Co., Ltd.	40,700	575,249
Kyocera Corp.	28,700	1,670,348
Kyowa Hakko Kirin Co., Ltd.	19,700	374,306
Kyushu Electric Power Co., Inc.	44,100	519,702
Kyushu Railway Co.	12,600	387,251
Leopalace21 Corp.	39,100	214,851
LIXIL Group Corp.	32,500	666,187
Makita Corp.	12,500	562,326
Marubeni Corp.	286,300	2,185,806
Matsumotokiyoshi Holdings Co., Ltd.	8,100	351,286
Mazda Motor Corp.	124,800	1,557,298
Medipal Holdings Corp.	43,300	880,436
MEIJI Holdings Co., Ltd.	10,000	786,366
Minebea Mitsumi, Inc.	18,700	335,611

20

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mitsubishi Chemical Holdings Corp.	179,900	1,575,825
Mitsubishi Corp.	144,000	4,025,237
Mitsubishi Electric Corp.	207,800	2,823,321
Mitsubishi Estate Co., Ltd.	58,800	1,020,333
Mitsubishi Gas Chemical Co., Inc.	12,400	277,053
Mitsubishi Heavy Industries Ltd.	63,400	2,380,741
Mitsubishi Materials Corp.	27,700	787,723
Mitsubishi Motors Corp.	151,100	1,155,145
Mitsubishi Tanabe Pharma Corp.	17,900	335,617
Mitsubishi UFJ Financial Group, Inc.	1,165,234	7,150,884
Mitsui & Co., Ltd.	236,300	3,960,396
Mitsui Chemicals, Inc.	24,000	646,395
Mitsui Fudosan Co., Ltd.	62,000	1,482,527
Mitsui Mining & Smelting Co., Ltd.	7,400	293,082
Mitsui O.S.K. Lines Ltd.	25,900	672,044
Mizuho Financial Group, Inc.	2,448,916	4,256,926
MS&AD Insurance Group Holdings, Inc.	44,890	1,374,966
Murata Manufacturing Co., Ltd.	10,400	1,819,748
Nagase & Co., Ltd.	23,000	373,173
Nagoya Railroad Co., Ltd.	17,200	431,704
NEC Corp.	66,600	1,850,204
NGK Insulators Ltd.	21,300	374,061
NGK Spark Plug Co., Ltd.	16,300	470,690
NH Foods Ltd.	18,000	716,599
NHK Spring Co., Ltd.	41,900	419,096
Nichirei Corp.	11,900	276,639
Nidec Corp.	6,000	871,502
Nikon Corp.	48,700	822,103
Nintendo Co., Ltd.	1,830	618,882
Nippon Electric Glass Co., Ltd.	15,400	497,734
Nippon Express Co., Ltd.	13,700	896,788
Nippon Paper Industries Co., Ltd.	25,100	411,228
Nippon Shokubai Co., Ltd.	4,100	293,131
Nippon Steel & Sumitomo Metal Corp.	149,400	2,979,522
Nippon Telegraph & Telephone Corp.	121,008	5,597,049
Nippon Yusen K.K.	59,700	1,151,343
Nissan Motor Co., Ltd.	427,000	4,039,035
Nisshin Seifun Group, Inc.	21,130	414,043
Nissin Foods Holdings Co., Ltd.	4,700	324,274
Nitori Holdings Co., Ltd.	2,700	406,908
Nitto Denko Corp.	13,400	972,251
NOK Corp.	15,800	317,630
Nomura Holdings, Inc.	266,700	1,264,532
Nomura Real Estate Holdings, Inc.	14,600	318,686
NSK Ltd.	43,800	478,374
NTN Corp.	78,000	344,338
NTT Data Corp.	69,400	790,516
NTT DOCOMO, Inc.	145,300	3,740,737
Obayashi Corp.	60,400	630,586
Odakyu Electric Railway Co., Ltd.	17,500	370,663
Oji Holdings Corp.	127,000	753,564
Olympus Corp.	15,200	617,071
Omron Corp.	16,200	733,190
Ono Pharmaceutical Co., Ltd.	12,900	304,817
Oriental Land Co., Ltd.	5,500	598,042
ORIX Corp.	86,100	1,394,604
Osaka Gas Co., Ltd.	68,000	1,308,678
Otsuka Holdings Co., Ltd.	33,500	1,547,039
Panasonic Corp.	284,350	3,653,644
Recruit Holdings Co., Ltd.	41,300	1,131,680
Renesas Electronics Corp. *	13,800	123,317
Rengo Co., Ltd.	36,800	336,528
Resona Holdings, Inc.	203,758	1,158,919
Ricoh Co., Ltd.	158,600	1,548,346
Rohm Co., Ltd.	6,000	511,399
Ryohin Keikaku Co., Ltd.	900	288,868
San-Ai Oil Co., Ltd.	6,400	82,143
Security	Number of Shares	Value ($)
Secom Co., Ltd.	15,100	1,154,131
Sega Sammy Holdings, Inc.	27,500	438,776
Seibu Holdings, Inc.	20,600	347,631
Seiko Epson Corp.	34,200	617,401
Seino Holdings Co., Ltd.	27,800	485,542
Sekisui Chemical Co., Ltd.	49,300	882,403
Sekisui House Ltd.	84,500	1,440,344
Seven & i Holdings Co., Ltd.	99,300	4,055,399
Shimadzu Corp.	12,000	342,209
Shimamura Co., Ltd.	4,700	439,809
Shimano, Inc.	3,700	533,570
Shimizu Corp.	65,000	680,316
Shin-Etsu Chemical Co., Ltd.	20,500	2,073,813
Shionogi & Co., Ltd.	10,400	567,659
Shiseido Co., Ltd.	13,600	1,001,918
Showa Denko K.K.	15,000	715,441
Showa Shell Sekiyu K.K.	40,700	667,986
Skylark Holdings Co., Ltd.	14,700	213,794
SMC Corp.	2,000	677,717
SoftBank Group Corp.	68,100	5,687,861
Sojitz Corp.	265,000	962,130
Sompo Holdings, Inc.	31,300	1,272,161
Sony Corp.	72,700	3,907,393
Stanley Electric Co., Ltd.	10,000	351,698
Subaru Corp.	68,100	1,990,250
Sumitomo Chemical Co., Ltd.	221,000	1,272,679
Sumitomo Corp.	136,300	2,244,416
Sumitomo Electric Industries Ltd.	139,800	2,150,563
Sumitomo Forestry Co., Ltd.	22,800	372,322
Sumitomo Heavy Industries Ltd.	13,000	452,903
Sumitomo Metal Mining Co., Ltd.	26,000	934,616
Sumitomo Mitsui Financial Group, Inc.	133,710	5,306,646
Sumitomo Mitsui Trust Holdings, Inc.	33,600	1,334,647
Sumitomo Realty & Development Co., Ltd.	25,700	941,632
Sumitomo Rubber Industries Ltd.	31,200	517,095
Suntory Beverage & Food Ltd.	10,600	450,937
Suzuken Co., Ltd.	18,030	789,544
Suzuki Motor Corp.	35,200	2,070,391
T&D Holdings, Inc.	52,850	789,688
Taiheiyo Cement Corp.	17,400	549,801
Taisei Corp.	15,400	856,457
Takashimaya Co., Ltd.	60,000	502,500
Takeda Pharmaceutical Co., Ltd.	56,600	2,389,815
TDK Corp.	13,300	1,424,920
Teijin Ltd.	30,200	564,049
Terumo Corp.	13,200	725,157
The Chiba Bank Ltd.	42,000	299,816
The Chugoku Electric Power Co., Inc.	58,600	771,079
The Kansai Electric Power Co., Inc.	90,700	1,291,155
The Yokohama Rubber Co., Ltd.	19,400	415,541
TIS, Inc.	8,900	427,414
Tobu Railway Co., Ltd.	15,200	448,061
Toho Gas Co., Ltd.	14,200	485,119
Toho Holdings Co., Ltd.	14,600	359,601
Tohoku Electric Power Co., Inc.	87,200	1,110,472
Tokio Marine Holdings, Inc.	48,500	2,307,432
Tokyo Electric Power Co. Holdings, Inc. *	645,800	3,094,564
Tokyo Electron Ltd.	5,500	964,149
Tokyo Gas Co., Ltd.	77,900	1,902,738
Tokyu Corp.	45,000	774,742
Tokyu Fudosan Holdings Corp.	51,200	348,029
Toppan Printing Co., Ltd.	109,000	838,677
Toray Industries, Inc.	160,000	1,239,970
Toshiba Corp. *	543,000	1,659,249
Tosoh Corp.	26,700	436,096
TOTO Ltd.	9,700	453,321

21

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Toyo Seikan Group Holdings Ltd.	41,200	759,764
Toyo Suisan Kaisha Ltd.	12,300	445,203
Toyoda Gosei Co., Ltd.	14,900	378,083
Toyota Industries Corp.	17,400	984,896
Toyota Motor Corp.	291,518	19,161,794
Toyota Tsusho Corp.	49,300	1,685,229
TS Tech Co., Ltd.	7,600	313,709
Tsuruha Holdings, Inc.	2,200	270,630
Ube Industries Ltd.	18,800	506,056
Unicharm Corp.	18,100	551,209
West Japan Railway Co.	19,063	1,332,692
Yakult Honsha Co., Ltd.	4,000	288,440
Yamada Denki Co., Ltd.	166,200	824,374
Yamaha Corp.	9,000	421,141
Yamaha Motor Co., Ltd.	26,900	710,159
Yamato Holdings Co., Ltd.	43,700	1,266,569
Yamazaki Baking Co., Ltd.	20,400	507,287
Yaskawa Electric Corp.	7,700	254,645
Yokogawa Electric Corp.	19,300	343,267
		331,195,549

Luxembourg 0.5%
ArcelorMittal	112,584	3,608,337
Millicom International Cellular S.A. SDR	12,166	779,351
RTL Group S.A.	4,870	363,038
SES S.A.	35,281	705,268
Tenaris S.A.	52,622	964,017
		6,420,011

Netherlands 5.3%
ABN AMRO Group N.V. CVA	14,087	389,871
Aegon N.V.	273,243	1,801,229
Akzo Nobel N.V.	20,241	1,869,477
Altice Europe N.V. *	67,000	223,267
Altice Europe N.V., Class B *	18,000	59,827
ASML Holding N.V.	6,574	1,407,942
ASR Nederland N.V.	6,292	281,482
Boskalis Westminster N.V.	15,773	483,623
Gemalto N.V. *	8,341	486,507
HAL Trust (b)	2,922	530,594
Heineken Holding N.V.	10,063	973,071
Heineken N.V.	12,332	1,246,048
ING Groep N.V.	238,800	3,650,476
Koninklijke Ahold Delhaize N.V.	192,950	4,906,846
Koninklijke DSM N.V.	15,104	1,609,783
Koninklijke KPN N.V.	471,204	1,362,356
Koninklijke Philips N.V.	75,330	3,306,953
NN Group N.V.	19,446	859,069
Randstad N.V.	16,413	1,038,747
RELX N.V.	36,123	785,628
Royal Dutch Shell plc, A Shares	510,417	17,483,160
Royal Dutch Shell plc, B Shares	682,285	23,898,538
Signify N.V.	13,776	381,462
SNS Reaal N.V. *(a)(b)	124,822	—
Unilever N.V. CVA	89,405	5,157,860
VEON Ltd. ADR	133,939	405,835
Wolters Kluwer N.V.	15,593	938,992
X5 Retail Group N.V. GDR	8,070	216,235
		75,754,878

Security	Number of Shares	Value ($)
New Zealand 0.1%
Contact Energy Ltd.	100,526	396,333
Fletcher Building Ltd.	155,759	746,416
Spark New Zealand Ltd.	285,096	752,764
		1,895,513

Norway 0.9%
DNB A.S.A.	72,677	1,463,478
Equinor A.S.A.	255,937	6,790,574
Marine Harvest A.S.A.	33,324	728,669
Norsk Hydro A.S.A.	151,530	864,332
Orkla A.S.A.	65,811	556,879
Telenor A.S.A.	75,703	1,480,903
Yara International A.S.A.	34,838	1,536,080
		13,420,915

Portugal 0.2%
EDP — Energias de Portugal S.A.	469,756	1,916,520
Galp Energia, SGPS, S.A.	60,353	1,239,538
Jeronimo Martins, SGPS, S.A.	20,709	307,718
		3,463,776

Singapore 0.8%
CapitaLand Ltd.	132,000	313,573
ComfortDelGro Corp., Ltd.	261,400	451,839
DBS Group Holdings Ltd.	86,856	1,708,919
Flex Ltd. *	57,637	804,612
Hutchison Port Holdings Trust, Class U	830,200	212,046
Jardine Cycle & Carriage Ltd.	18,000	445,642
Keppel Corp., Ltd.	229,800	1,161,613
Oversea-Chinese Banking Corp., Ltd.	168,497	1,435,454
Sembcorp Industries Ltd.	174,100	343,084
Singapore Airlines Ltd.	88,870	644,872
Singapore Press Holdings Ltd.	187,900	402,293
Singapore Telecommunications Ltd.	672,086	1,586,135
United Overseas Bank Ltd.	69,752	1,387,052
Wilmar International Ltd.	349,566	805,067
		11,702,201

Spain 3.4%
Acciona S.A. (b)	4,668	400,844
ACS Actividades de Construccion y Servicios S.A.	31,514	1,381,158
Aena SME S.A.	2,057	373,499
Amadeus IT Group S.A.	12,499	1,066,239
Banco Bilbao Vizcaya Argentaria S.A.	424,901	3,112,676
Banco De Sabadell S.A.	445,553	741,741
Banco Santander S.A.	2,302,531	12,935,884
Bankinter S.A.	29,869	288,094
CaixaBank S.A.	162,823	749,128
Distribuidora Internacional de Alimentacion S.A.	112,846	252,196
Enagas S.A.	18,006	503,386
Endesa S.A.	84,219	1,947,529
Ferrovial S.A.	36,647	756,430
Grifols S.A.	10,434	302,995
Iberdrola S.A.	595,459	4,629,630
Iberdrola S.A. — Interim Shares *(a)	16,708	129,903
Industria de Diseno Textil S.A.	48,152	1,577,970
Mapfre S.A.	132,862	416,968
Naturgy Energy Group S.A.	50,251	1,361,240
Red Electrica Corp. S.A.	28,672	607,707

22

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Repsol S.A.	279,723	5,548,296
Telefonica S.A.	1,023,846	9,199,789
		48,283,302

Sweden 2.5%
Alfa Laval AB	21,242	583,932
Assa Abloy AB, Class B	44,907	886,486
Atlas Copco AB, A Shares	43,490	1,245,397
Atlas Copco AB, B Shares	20,207	529,573
Autoliv, Inc.	7,884	807,795
Boliden AB	23,541	700,763
Electrolux AB, B Shares	20,883	489,836
Epiroc AB, Class A *	46,990	562,622
Epiroc AB, Class B *	20,207	214,136
Essity AB, Class B	41,102	1,028,146
Getinge AB, B Shares	31,185	335,257
Hennes & Mauritz AB, B Shares	152,523	2,374,725
Hexagon AB, B Shares	8,687	529,467
Husqvarna AB, B Shares	41,150	325,107
Nordea Bank AB	271,347	2,883,838
Sandvik AB	81,828	1,496,280
Securitas AB, B Shares	40,150	722,378
Skandinaviska Enskilda Banken AB, A Shares	112,440	1,201,995
Skanska AB, B Shares	52,463	986,850
SKF AB, B Shares	42,671	876,051
SSAB AB, A Shares	16,713	82,443
SSAB AB, B Shares	92,363	366,574
Svenska Cellulosa AB, S.C.A., B Shares	40,746	421,596
Svenska Handelsbanken AB, A Shares	112,872	1,394,253
Swedbank AB, A Shares	83,030	1,963,435
Swedish Match AB	11,953	653,438
Tele2 AB, B Shares	66,963	898,533
Telefonaktiebolaget LM Ericsson, B Shares	628,808	4,936,300
Telia Co. AB	449,182	2,160,647
Trelleborg AB, B Shares	16,809	350,006
Veoneer, Inc. *	9,261	484,350
Volvo AB, A Shares	15,204	267,435
Volvo AB, B Shares	137,553	2,413,919
		35,173,563

Switzerland 6.3%
ABB Ltd.	184,357	4,232,017
Adecco Group AG	24,898	1,530,659
Aryzta AG *(b)	19,713	278,156
Baloise Holding AG	3,201	499,163
Chocoladefabriken Lindt & Spruengli AG	35	460,919
Cie Financiere Richemont S.A.	32,731	2,866,544
Clariant AG *	17,854	426,913
Coca-Cola HBC AG *	12,825	460,315
Credit Suisse Group AG *	146,597	2,357,648
Ferguson plc	26,467	2,087,261
Geberit AG	1,178	524,533
Georg Fischer AG	258	332,884
Givaudan S.A.	396	926,919
Glencore plc *	1,930,263	8,465,039
Julius Baer Group Ltd. *	5,901	323,727
Kuehne & Nagel International AG	4,218	673,192
LafargeHolcim Ltd. *	41,737	2,128,346
Lonza Group AG *	1,979	609,170
Nestle S.A.	200,676	16,353,759
Novartis AG	150,151	12,600,928
Security	Number of Shares	Value ($)
Roche Holding AG	43,865	10,775,275
Roche Holding AG — Bearer Shares	1,633	404,610
Schindler Holding AG	2,462	569,089
SGS S.A.	296	771,572
Sika AG	5,280	749,698
STMicroelectronics N.V.	30,782	664,771
Swiss Life Holding AG *	2,078	745,126
Swiss Prime Site AG *	3,854	353,190
Swiss Re AG	47,068	4,315,348
Swisscom AG	2,252	1,057,304
TE Connectivity Ltd.	19,753	1,848,288
The Swatch Group AG	3,510	288,861
The Swatch Group AG — Bearer Shares	2,641	1,182,087
UBS Group AG *	144,584	2,376,446
Vifor Pharma AG	2,176	411,597
Zurich Insurance Group AG	15,596	4,782,520
		89,433,874

United Kingdom 15.6%
3i Group plc	36,892	458,190
Admiral Group plc	13,360	347,289
Aggreko plc	45,934	447,623
Anglo American plc	124,683	2,822,303
Antofagasta plc	41,201	541,096
Ashtead Group plc	20,891	641,341
Associated British Foods plc	28,212	908,278
AstraZeneca plc	114,602	8,821,624
Aviva plc	280,000	1,835,041
Babcock International Group plc	55,732	522,414
BAE Systems plc	285,965	2,447,954
Balfour Beatty plc	124,990	481,300
Barclays plc	1,859,808	4,730,986
Barratt Developments plc	90,313	632,544
Bellway plc	6,809	260,293
BHP Billiton plc	297,485	6,846,234
BP plc	4,435,908	33,337,798
British American Tobacco plc	144,272	7,930,956
BT Group plc	1,202,341	3,678,061
Bunzl plc	23,051	684,940
Burberry Group plc	30,915	853,931
Capita plc	247,113	524,326
Carnival plc	9,956	577,920
Centrica plc	1,269,958	2,479,488
CNH Industrial N.V.	81,319	954,646
Coca-Cola European Partners plc	15,123	623,673
Compass Group plc	92,882	1,997,829
Croda International plc	6,199	418,223
DCC plc	7,771	718,951
Delphi Technologies plc	4,500	203,265
Diageo plc	108,652	3,986,166
Direct Line Insurance Group plc	200,976	906,772
Dixons Carphone plc	205,358	476,146
Drax Group plc	116,838	558,212
DS Smith plc	71,256	470,786
easyJet plc	30,770	653,446
Ensco plc, Class A	175,000	1,300,250
Fiat Chrysler Automobiles N.V. *	143,738	2,450,909
FirstGroup plc *	566,307	654,420
G4S plc	165,924	600,541
GlaxoSmithKline plc	503,221	10,452,023
Greene King plc	41,067	277,249
Hays plc	124,632	324,773
Hiscox Ltd.	19,548	410,151
HSBC Holdings plc	1,635,088	15,658,084
IMI plc	28,120	457,479
Imperial Brands plc	96,836	3,708,596
Inchcape plc	64,158	593,545

23

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Informa plc	65,171	675,070
Inmarsat plc	63,048	471,086
InterContinental Hotels Group plc	12,287	758,368
International Consolidated Airlines Group S.A.	74,617	694,439
Intertek Group plc	5,580	430,454
Investec plc	44,175	319,781
ITV plc	408,861	883,663
J. Sainsbury plc	554,850	2,379,345
John Wood Group plc	113,159	965,446
Johnson Matthey plc	36,254	1,786,159
Kingfisher plc	508,935	1,978,637
Land Securities Group plc	43,044	532,215
Legal & General Group plc	421,666	1,451,091
Liberty Global plc, Class A *	18,594	524,909
Liberty Global plc, Class C *	50,567	1,372,388
Lloyds Banking Group plc	4,017,223	3,292,829
London Stock Exchange Group plc	5,991	345,280
Marks & Spencer Group plc	429,549	1,736,087
Meggitt plc	79,877	597,305
Mondi plc	30,825	847,548
National Grid plc	453,724	4,847,115
Next plc	17,085	1,330,140
Old Mutual Ltd. *	454,092	1,039,014
Pearson plc	136,046	1,647,800
Pennon Group plc	39,588	390,648
Persimmon plc	17,905	582,353
Petrofac Ltd.	54,674	439,635
Phoenix Group Holdings	51,294	463,205
Provident Financial plc *	39,467	346,777
Prudential plc	108,007	2,548,266
Quilter plc *	140,067	284,408
Reckitt Benckiser Group plc	36,731	3,274,589
RELX plc	40,201	875,874
Rio Tinto plc	126,689	6,955,335
Rolls-Royce Holdings plc *	198,024	2,574,614
Royal Mail plc	232,951	1,433,243
RSA Insurance Group plc	74,554	630,541
Severn Trent plc	24,247	615,394
Sky plc	74,445	1,487,365
Smith & Nephew plc	50,564	875,468
Smiths Group plc	35,321	746,454
SSE plc	161,891	2,652,812
Standard Chartered plc	322,700	2,909,894
Standard Life Aberdeen plc	226,648	928,382
Subsea 7 S.A.	42,644	617,533
Tate & Lyle plc	63,169	516,659
Taylor Wimpey plc	237,995	546,166
Tesco plc	1,596,603	5,452,406
The Berkeley Group Holdings plc	10,632	520,398
The British Land Co., plc	41,138	356,290
The Sage Group plc	65,551	534,565
The Weir Group plc	19,086	489,086
Travis Perkins plc	47,294	742,178
Unilever plc	63,443	3,624,178
United Utilities Group plc	74,816	706,033
Vodafone Group plc	3,963,138	9,681,790
Whitbread plc	13,842	711,065
William Hill plc	102,888	401,599
WM Morrison Supermarkets plc	662,463	2,271,503
WPP plc	120,898	1,891,084
		222,652,024
Total Common Stock
(Cost $1,294,879,912)		1,411,767,802

Security	Number of Shares	Value ($)
Preferred Stock 0.7% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	2,132	176,548
Fuchs Petrolub SE	5,891	332,599
Henkel AG & Co. KGaA	10,556	1,324,653
RWE AG, Non Voting Shares	4,000	84,632
Volkswagen AG	36,870	6,568,840
		8,487,272

Italy 0.1%
Intesa Sanpaolo S.p.A. — RSP	89,740	285,858
Telecom Italia S.p.A. — RSP	1,428,991	950,730
		1,236,588

Spain 0.0%
Grifols S.A., Class B	9,845	206,181
Total Preferred Stock
(Cost $9,500,851)		9,930,041

Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.83% (c)	1,867,901	1,867,901
Total Other Investment Company
(Cost $1,867,901)		1,867,901
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
BNP Paribas
Euro
(0.57%), 08/01/18 (d)	269,857	315,558
Brown Brothers Harriman
Australian Dollar
0.78%, 08/01/18 (d)	58,337	43,341
Canadian Dollar
0.63%, 08/01/18 (d)	222,376	170,947
Danish Krone
(0.70%), 08/01/18 (d)	18,762	2,944
Hong Kong Dollar
0.30%, 08/01/18 (d)	33,725	4,297
New Zealand Dollar
1.00%, 08/01/18 (d)	8	6
Norwegian Krone
0.20%, 08/01/18 (d)	28,339	3,474
Singapore Dollar
0.41%, 08/01/18 (d)	15,247	11,200
Swedish Krona
(0.93%), 08/01/18 (d)	46,748	5,316
Swiss Franc
(1.49%), 08/02/18 (d)	28,389	28,671
Citibank
Great British Pound
0.25%, 08/01/18 (d)	59,958	78,698

24

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
JPMorgan Chase Bank
U.S. Dollar
1.27%, 08/01/18 (d)	4,041,783	4,041,783
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.21%), 08/01/18 (d)	13,466,355	120,434
Total Short-Term Investments
(Cost $4,826,669)		4,826,669

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/21/18	79	7,916,985	35,879
At July 31, 2018, the values of certain foreign securities held by the fund aggregating $1,301,214,589 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,674,457.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$578,086,520	$—	$578,086,520
Australia	2,512	90,518,651	— *	90,521,163
Canada	100,902,299	—	—	100,902,299
France	1,378,405	133,452,361	—	134,830,766
Ireland	4,456,115	6,493,061	—	10,949,176
Israel	506,226	6,551,799	—	7,058,025
Luxembourg	705,268	5,714,743	—	6,420,011
Netherlands	892,342	74,862,536	— *	75,754,878
Singapore	804,612	10,897,589	—	11,702,201
Spain	—	48,153,399	129,903	48,283,302
Sweden	2,068,903	33,104,660	—	35,173,563
Switzerland	1,848,288	87,585,586	—	89,433,874
United Kingdom	6,788,381	215,863,643	—	222,652,024
Preferred Stock[1]	—	9,930,041	—	9,930,041
Other Investment Company[1]	1,867,901	—	—	1,867,901
Short-Term Investments[1]	—	4,826,669	—	4,826,669
Futures Contracts[2]	35,879	—	—	35,879
Total	$122,257,131	$1,306,041,258	$129,903	$1,428,428,292
*	Level 3 amount shown includes securities determined to have no value at July 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $27,605,680 and $2,939,059 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation procedures approved by the Board of Trustees. There were no transfers in or out of Level 3 during the period. Fund Investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
25

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 5.6%
Adelaide Brighton Ltd.	150,794	771,849
ALS Ltd.	155,101	859,356
Ansell Ltd.	40,034	858,040
Ardent Leisure Group	269,254	380,877
Aristocrat Leisure Ltd.	41,239	987,795
ASX Ltd.	24,708	1,206,531
AusNet Services	642,234	778,302
Australian Pharmaceutical Industries Ltd.	467,598	588,500
Automotive Holdings Group Ltd.	290,530	590,416
Bank of Queensland Ltd.	123,770	1,023,234
Beach Energy Ltd.	471,373	668,799
Bega Cheese Ltd.	65,355	355,593
Breville Group Ltd.	10,429	83,193
carsales.com Ltd.	31,918	330,953
Challenger Ltd.	89,378	826,775
Charter Hall Retail REIT	79,231	243,451
Cleanaway Waste Management Ltd.	612,550	847,311
Cochlear Ltd.	5,691	860,223
Computershare Ltd.	100,904	1,365,811
Cromwell Property Group	339,134	279,626
CSR Ltd.	238,351	752,155
Dexus	167,817	1,259,020
DuluxGroup Ltd.	98,256	559,112
Evolution Mining Ltd.	29,064	60,271
Fairfax Media Ltd.	1,584,840	955,752
Flight Centre Travel Group Ltd.	17,513	885,639
G.U.D. Holdings Ltd.	38,801	409,249
G8 Education Ltd. (a)	121,908	225,548
Genworth Mortgage Insurance Australia Ltd. (a)	207,364	414,638
GWA Group Ltd.	146,334	355,764
Harvey Norman Holdings Ltd. (a)	240,052	633,948
Healthscope Ltd.	365,756	594,204
Highland Gold Mining Ltd.	30,252	51,024
Iluka Resources Ltd.	164,241	1,399,833
Inghams Group Ltd. (a)	253,631	691,732
Investa Office Fund	99,125	380,102
InvoCare Ltd.	24,629	259,738
IOOF Holdings Ltd.	88,458	601,787
IRESS Ltd.	31,637	271,767
JB Hi-Fi Ltd. (a)	63,950	1,132,918
Link Administration Holdings Ltd.	12,639	72,192
McMillan Shakespeare Ltd.	25,929	313,982
Mineral Resources Ltd.	50,837	626,867
Monadelphous Group Ltd.	76,127	834,079
Myer Holdings Ltd. (a)	3,112,456	1,076,334
Navitas Ltd.	121,470	388,635
nib Holdings Ltd.	134,541	563,887
Nine Entertainment Co. Holdings Ltd.	218,715	364,344
Northern Star Resources Ltd.	17,314	92,628
Nufarm Ltd.	87,517	465,103
OceanaGold Corp.	174,872	537,716
Security	Number of Shares	Value ($)
Orora Ltd.	409,575	1,104,443
OZ Minerals Ltd.	148,532	1,048,892
Pact Group Holdings Ltd.	75,541	303,538
Pendal Group Ltd.	13,815	95,488
Perpetual Ltd.	12,117	393,349
Premier Investments Ltd.	35,309	456,057
Primary Health Care Ltd.	328,996	859,817
Qube Holdings Ltd. (a)	246,368	474,633
Ramsay Health Care Ltd.	24,442	1,020,665
Regis Resources Ltd.	79,334	263,074
Resolute Mining Ltd.	308,880	292,801
Sandfire Resources NL	53,082	291,593
SEEK Ltd.	46,228	735,312
Seven Group Holdings Ltd.	31,671	451,636
Seven West Media Ltd.	1,290,489	797,353
Sigma Healthcare Ltd.	1,458,940	531,785
Southern Cross Media Group Ltd.	431,325	404,313
Super Retail Group Ltd.	105,821	727,201
Sydney Airport	149,848	787,515
The GPT Group	300,551	1,154,292
The Star Entertainment Grp Ltd.	279,931	1,032,811
TPG Telecom Ltd.	72,218	309,675
Treasury Wine Estates Ltd.	79,726	1,091,761
Vicinity Centres	440,620	872,924
Virgin Australia International Holdings *(b)	176,214	—
Washington H Soul Pattinson & Co., Ltd.	25,134	407,461
Whitehaven Coal Ltd.	164,657	665,530
		47,710,522

Austria 0.9%
ams AG *	4,747	341,518
Austria Technologie & Systemtechnik AG	13,314	312,644
BAWAG Group AG	2,297	108,324
CA Immobilien Anlagen AG	11,382	398,221
IMMOFINANZ AG *	23,845	627,735
Lenzing AG	3,577	454,258
Oesterreichische Post AG	17,176	813,571
Rhi Magnesita N.V.	7,925	506,783
S IMMO AG	16,351	355,633
Schoeller-Bleckmann Oilfield Equipment AG	3,374	385,097
Telekom Austria AG *	50,596	440,183
UNIQA Insurance Group AG	41,121	411,184
Verbund AG	16,501	650,597
Vienna Insurance Group AG Wiener Versicherung Gruppe	19,587	557,583
Wienerberger AG	54,208	1,328,812
Zumtobel Group AG *(a)	23,569	169,245
		7,861,388

26

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Belgium 1.1%
Ackermans & van Haaren N.V.	4,116	750,688
AGFA-Gevaert N.V. *	113,937	543,945
Barco N.V.	4,407	625,520
Befimmo S.A.	4,829	290,245
Bekaert S.A.	21,713	609,898
bpost S.A.	43,904	692,118
Cie d'Entreprises CFE	2,297	287,007
Cofinimmo S.A.	5,211	682,420
D'ieteren S.A./N.V.	24,794	1,079,694
Elia System Operator S.A./N.V.	10,562	658,221
Euronav N.V.	51,672	437,267
Nyrstar N.V. *(a)	77,298	370,571
Ontex Group N.V.	22,532	681,272
Orange Belgium S.A.	24,988	400,842
Sofina S.A.	1,553	281,437
Telenet Group Holding N.V. *	14,886	716,819
Tessenderlo Group S.A. *	11,578	465,549
		9,573,513

Canada 9.5%
Aecon Group, Inc.	52,972	670,676
AGF Management Ltd., Class B	85,746	431,746
Aimia, Inc. *	413,899	1,100,888
Air Canada *	23,136	418,488
Algonquin Power & Utilities Corp.	53,253	523,176
Allied Properties Real Estate Investment Trust	10,000	326,325
AltaGas Ltd.	58,549	1,191,369
Artis Real Estate Investment Trust	41,973	406,227
AutoCanada, Inc.	19,300	214,535
Baytex Energy Corp. *(a)	499,300	1,550,657
Boardwalk Real Estate Investment Trust (a)	10,777	379,103
Bombardier, Inc., Class B *	193,300	728,116
Bonavista Energy Corp.	742,900	890,898
Bonterra Energy Corp.	21,022	300,741
CAE, Inc.	62,819	1,308,679
Canadian Apartment Properties REIT	15,399	513,162
Canadian Solar, Inc. *	22,919	308,948
Canadian Utilities Ltd., Class A	47,300	1,179,909
Canadian Western Bank	21,039	590,163
Canfor Corp. *	31,095	681,731
Capital Power Corp.	54,799	1,112,957
Cascades, Inc.	51,119	490,029
CCL Industries, Inc., Class B	16,690	846,785
Centerra Gold, Inc. *	115,877	526,450
CES Energy Solutions Corp.	90,742	311,809
Chartwell Retirement Residences	31,000	365,084
Chemtrade Logistics Income Fund (a)	38,081	431,205
Choice Properties Real Estate Investment Trust	9,100	87,163
Cineplex, Inc. (a)	29,060	652,753
Cogeco Communications, Inc.	8,031	435,860
Cogeco, Inc.	9,300	447,967
Colliers International Group, Inc.	4,434	362,532
Cominar Real Estate Investment Trust	60,313	583,727
Constellation Software, Inc.	1,188	861,221
Corus Entertainment, Inc., Class B (a)	61,243	191,142
Cott Corp.	38,000	606,726
Crombie Real Estate Investment Trust	12,900	130,007
Detour Gold Corp. *	7,800	76,870
Dorel Industries, Inc., Class B	34,336	629,522
Dream Global Real Estate Investment Trust	31,580	338,171
Dream Office Real Estate Investment Trust	34,717	639,977
Security	Number of Shares	Value ($)
Eldorado Gold Corp. *	482,808	527,030
Emera, Inc.	157,100	5,090,337
EnerCare, Inc.	29,640	430,866
Enerflex Ltd.	50,449	571,252
Enerplus Corp.	137,400	1,792,427
Ensign Energy Services, Inc. (a)	210,489	915,838
Entertainment One Ltd.	171,212	804,930
Exchange Income Corp. (a)	12,530	320,269
Extendicare, Inc.	57,900	330,705
First Capital Realty, Inc.	37,278	581,157
FirstService Corp.	4,400	365,063
Franco-Nevada Corp.	10,414	763,888
Genworth MI Canada, Inc.	18,105	637,297
Gran Tierra Energy, Inc. *	206,251	689,697
Granite Real Estate Investment Trust	9,204	381,787
Great Canadian Gaming Corp. *	13,627	492,032
Home Capital Group, Inc. *(a)	50,070	588,900
Hudbay Minerals, Inc.	42,656	221,994
Hudson's Bay Co. (a)	111,000	895,099
IAMGOLD Corp. *	115,368	634,109
IGM Financial, Inc.	40,300	1,209,759
Industrial Alliance Insurance & Financial Services, Inc.	27,924	1,148,429
Innergex Renewable Energy, Inc.	25,700	266,118
Interfor Corp. *	24,595	388,725
Intertape Polymer Group, Inc.	22,285	294,484
Just Energy Group, Inc.	71,114	268,963
Kinder Morgan Canada Ltd.	8,300	105,341
Kinross Gold Corp. *	326,000	1,177,845
Laurentian Bank of Canada	12,011	430,451
Lucara Diamond Corp.	39,700	68,361
Lundin Mining Corp.	97,825	541,446
Maple Leaf Foods, Inc.	41,963	1,004,841
Martinrea International, Inc.	65,771	711,379
Medical Facilities Corp.	24,686	277,062
MEG Energy Corp. *	164,462	1,072,097
Morneau Shepell, Inc.	17,812	384,351
Mullen Group Ltd.	75,192	927,147
Nevsun Resources Ltd.	200,619	744,890
New Gold, Inc. *	160,792	200,241
NFI Group, Inc.	8,392	322,365
Norbord, Inc.	11,100	399,339
Northland Power, Inc.	26,746	488,926
Northview Apartment Real Estate Investment Trust	3,700	75,118
Open Text Corp.	28,950	1,077,349
Pan American Silver Corp.	33,430	549,950
Parex Resources, Inc. *	30,600	540,090
Pason Systems, Inc.	29,596	454,116
Pengrowth Energy Corp. *	1,366,200	966,217
Peyto Exploration & Development Corp. (a)	81,902	674,935
PrairieSky Royalty Ltd.	15,600	295,966
Precision Drilling Corp. *	381,500	1,381,301
Premium Brands Holdings Corp.	4,200	329,291
Quebecor, Inc., Class B	68,300	1,423,387
Restaurant Brands International, Inc.	12,500	797,459
Richelieu Hardware Ltd.	16,614	359,522
Ritchie Bros. Auctioneers, Inc.	18,155	603,887
Rogers Sugar, Inc. (a)	54,148	226,441
Russel Metals, Inc.	52,417	1,116,961
Secure Energy Services, Inc.	86,131	521,745
SEMAFO, Inc. *	106,100	311,567
Seven Generations Energy Ltd., Class A *	3,500	39,982
ShawCor Ltd.	50,896	1,036,817
SmartCentres Real Estate Investment Trust	23,325	544,014

27

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stantec, Inc.	33,548	876,062
Stella-Jones, Inc.	8,700	290,591
Superior Plus Corp.	101,143	995,996
TFI International, Inc.	45,770	1,519,978
The North West Co., Inc.	26,915	614,916
The Stars Group, Inc. *	2,300	78,785
TMX Group Ltd.	10,600	681,705
Toromont Industries Ltd.	19,081	979,683
Tourmaline Oil Corp.	41,477	819,433
Transcontinental, Inc., Class A	38,820	923,014
Trican Well Service Ltd. *	51,015	107,454
Trinidad Drilling Ltd. *	337,396	404,611
Turquoise Hill Resources Ltd. *	24,500	67,990
Uni-Select, Inc.	25,620	426,590
Western Forest Products, Inc.	234,795	436,794
Westshore Terminals Investment Corp.	18,656	348,209
Wheaton Precious Metals Corp.	52,252	1,094,968
Whitecap Resources, Inc.	94,300	622,698
Winpak Ltd.	8,100	293,651
WSP Global, Inc.	22,923	1,302,938
Yamana Gold, Inc.	390,400	1,245,463
		80,768,375

Denmark 1.5%
Chr. Hansen Holding A/S	7,067	731,543
D/S Norden A/S *	19,805	365,176
Dfds A/S	9,586	631,377
FLSmidth & Co. A/S	19,856	1,306,782
GN Store Nord A/S	23,348	1,113,748
H. Lundbeck A/S	5,567	402,889
Jyske Bank A/S	13,051	739,201
Matas A/S	28,973	232,926
Nilfisk Holding A/S *	7,568	391,906
NKT A/S *(a)	12,031	323,899
Per Aarsleff Holding A/S	12,209	436,113
Rockwool International A/S, B Shares	3,468	1,388,598
Royal Unibrew A/S	8,532	710,649
Scandinavian Tobacco Group A/S	19,923	324,205
Schouw & Co. A/S	4,736	439,401
SimCorp A/S	4,923	420,640
Sydbank A/S	17,762	659,198
Topdanmark A/S	7,173	308,068
Tryg A/S	31,313	766,494
William Demant Holding A/S *	15,112	722,326
		12,415,139

Finland 1.5%
Amer Sports Oyj *	37,717	1,209,378
Cargotec Oyj, B Shares	17,782	883,270
Caverion Oyj *(a)	65,265	547,380
Cramo Oyj	21,657	462,542
DNA Oyj	3,253	64,478
Finnair Oyj	21,727	202,316
Huhtamaki Oyj	26,319	945,198
Kemira Oyj	57,588	755,905
Konecranes Oyj	16,854	652,199
Metsa Board Oyj	78,801	816,949
Oriola Oyj, B Shares	39,449	127,318
Outokumpu Oyj	136,214	921,978
Outotec Oyj *	52,266	429,256
Raisio Oyj, V Shares	69,335	291,714
Ramirent Oyj	41,793	418,582
Sanoma Oyj	58,432	578,752
Tieto Oyj	33,287	1,035,249
Tikkurila Oyj	19,605	360,383
Uponor Oyj	20,998	319,294
Security	Number of Shares	Value ($)
Valmet Oyj	40,579	843,039
Yit Oyj (a)	91,761	623,926
		12,489,106

France 4.1%
Aeroports de Paris	5,069	1,133,138
Albioma S.A.	3,170	70,431
ALD S.A.	14,683	262,368
Alten S.A.	7,438	738,167
Altran Technologies S.A.	35,459	337,423
Amundi S.A.	6,222	428,722
BioMerieux	5,907	491,225
Coface S.A.	32,485	291,509
Covivio	7,694	801,348
Criteo S.A. ADR *	3,209	103,105
Dassault Aviation S.A.	248	458,403
Dassault Systemes S.A.	10,713	1,597,357
Derichebourg S.A.	36,661	221,530
Edenred	40,503	1,588,752
Elior Group S.A.	47,282	771,982
Elis S.A.	60,251	1,383,025
Eramet	383	37,894
Europcar Mobility Group	25,225	252,982
Fnac Darty S.A. *	5,768	523,350
Gaztransport Et Technigaz S.A.	1,063	69,590
Gecina S.A.	5,990	1,020,358
Getlink	86,275	1,138,830
ICADE	10,210	988,545
Iliad S.A.	5,369	848,821
Imerys S.A.	12,121	940,130
Ingenico Group S.A.	10,352	857,445
Ipsen S.A.	3,755	623,872
IPSOS	17,220	575,402
JCDecaux S.A.	23,439	766,098
Kaufman & Broad S.A.	1,934	98,850
Korian S.A.	14,458	506,395
LISI	1,653	57,303
Maisons du Monde S.A.	1,494	45,672
Mercialys S.A.	16,964	303,711
Metropole Television S.A.	29,056	625,204
Neopost S.A.	38,143	985,890
Nexans S.A.	18,020	602,724
Nexity S.A.	15,643	962,549
Orpea	5,959	818,329
Plastic Omnium S.A.	17,798	744,898
Remy Cointreau S.A.	3,593	490,164
SEB S.A.	6,005	1,140,627
Societe BIC S.A.	12,014	1,148,471
Societe Industrielle D'Aviations Latecoere S.A. *	9,372	44,250
Sopra Steria Group	3,294	582,646
SPIE S.A.	24,006	454,580
Tarkett S.A.	11,109	297,930
Technicolor S.A. *(a)	415,385	581,474
Television Francaise	68,114	739,145
UbiSoft Entertainment S.A. *	11,339	1,249,784
Vallourec S.A. *(a)	361,997	2,328,827
Vicat S.A.	7,911	511,765
Vilmorin & Cie S.A.	896	61,372
		34,704,362

Germany 3.1%
Aareal Bank AG	17,824	819,115
Axel Springer SE	13,648	1,019,803
Bauer AG	2,139	47,437
BayWa AG	5,118	173,759
Bechtle AG	9,656	867,025

28

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bertrandt AG	555	56,161
CANCOM SE	6,456	349,491
CECONOMY AG	174,126	1,430,341
CTS Eventim AG & Co. KGaA	1,665	78,500
Deutsche Euroshop AG	2,360	83,207
Deutsche Pfandbriefbank AG	70,389	1,102,514
Deutsche Wohnen SE	28,175	1,371,710
Deutz AG	16,239	147,617
DMG Mori AG	1,152	61,185
Duerr AG	12,815	562,595
ElringKlinger AG	24,532	311,364
Fielmann AG	5,156	361,982
Fraport AG Frankfurt Airport Services Worldwide	10,308	1,029,016
Gerresheimer AG	9,557	813,730
Gerry Weber International AG *	8,885	60,079
Grammer AG	6,034	420,535
Hapag-Lloyd AG	3,439	139,640
Heidelberger Druckmaschinen AG *	83,778	240,578
Hella GmbH & Co. KGaA	14,365	846,265
HOCHTIEF AG	8,282	1,489,240
Hornbach Holding AG & Co. KGaA	2,358	164,094
Indus Holding AG	1,860	116,736
Jenoptik AG	10,918	439,210
Kloeckner & Co. SE	112,347	1,237,559
Krones AG	5,211	644,629
LEG Immobilien AG	8,951	1,006,772
Nordex SE *	28,052	315,058
Norma Group SE	6,989	443,130
Pfeiffer Vacuum Technology AG	1,638	268,780
Puma SE	435	218,342
Rhoen-Klinikum AG	21,208	622,965
SAF-Holland S.A.	18,560	308,728
Scout24 AG	8,662	450,667
Siltronic AG	2,565	447,370
Sixt SE	531	68,773
Software AG	13,057	616,331
STADA Arzneimittel AG	9,180	875,946
TAG Immobilien AG	25,279	571,434
Takkt AG	4,022	75,824
Talanx AG *	18,421	704,913
TLG Immobilien AG	10,177	266,028
United Internet AG	16,686	897,564
Wacker Chemie AG	5,680	825,857
Wacker Neuson SE	2,522	65,134
Wirecard AG	4,097	766,442
Zalando SE *	6,236	357,763
		26,658,938

Greece 0.0%
TT Hellenic Postbank S.A. *(b)	24,275	—

Hong Kong 4.6%
AAC Technologies Holdings, Inc.	49,000	629,704
ASM Pacific Technology Ltd.	49,500	595,666
BOC Aviation Ltd.	51,800	326,272
Brightoil Petroleum Holdings Ltd. *(b)	1,150,000	54,943
Cafe De Coral Holdings Ltd.	144,000	363,232
Cathay Pacific Airways Ltd.	646,000	998,550
China Harmony New Energy Auto Holding Ltd.	134,500	56,542
China Travel International Investment Hong Kong Ltd.	894,000	359,581
Chow Sang Sang Holdings International Ltd.	295,000	516,406
Chow Tai Fook Jewellery Group Ltd.	519,000	513,664
Security	Number of Shares	Value ($)
CITIC Telecom International Holdings Ltd.	217,000	61,472
CK Infrastructure Holdings Ltd.	35,000	259,815
Dah Sing Financial Holdings Ltd.	10,000	63,467
Dairy Farm International Holdings Ltd.	93,900	767,187
Esprit Holdings Ltd. *(a)	3,141,476	850,045
FIH Mobile Ltd. *	3,573,000	542,800
First Pacific Co., Ltd.	1,790,000	831,737
Giordano International Ltd.	808,000	458,945
Global Brands Group Holding Ltd. *	12,692,000	721,879
Great Eagle Holdings Ltd.	76,857	378,741
Hang Lung Group Ltd.	292,000	864,020
Hang Lung Properties Ltd.	500,000	1,051,268
Henderson Land Development Co., Ltd.	210,907	1,178,029
HK Electric Investments & HK Electric Investments Ltd.	493,000	503,737
Hopewell Holdings Ltd.	79,000	280,141
Hutchison Telecommunications Hong Kong Holdings Ltd.	956,000	342,213
Hysan Development Co., Ltd.	85,000	466,030
Johnson Electric Holdings Ltd.	128,500	380,885
Ju Teng International Holdings Ltd.	1,614,000	289,741
K Wah International Holdings Ltd.	451,000	261,398
Kerry Logistics Network Ltd.	307,500	402,744
Kerry Properties Ltd.	256,500	1,301,164
Lifestyle International Holdings Ltd.	32,000	63,705
Luk Fook Holdings International Ltd.	202,000	718,680
Man Wah Holdings Ltd. (a)	324,400	239,252
Melco International Development Ltd.	22,000	62,578
Melco Resorts & Entertainment Ltd. ADR	29,856	772,076
MGM China Holdings Ltd.	223,600	482,255
Minth Group Ltd.	101,500	382,980
MMG Ltd. *	536,000	328,845
NWS Holdings Ltd.	482,000	871,225
Orient Overseas International Ltd. (b)	79,000	829,470
Pacific Basin Shipping Ltd. *	1,806,000	471,967
Pacific Textile Holdings Ltd.	444,000	372,530
Pou Sheng International Holdings Ltd.	1,604,000	316,381
Power Assets Holdings Ltd.	129,143	913,656
Road King Infrastructure Ltd.	35,000	66,578
Sa Sa International Holdings Ltd.	674,573	360,097
Seaspan Corp. (a)	44,121	378,558
Semiconductor Manufacturing International Corp. *(a)	755,400	916,086
Shangri-La Asia Ltd.	294,000	482,493
Shougang Fushan Resources Group Ltd.	1,582,000	382,591
Shui On Land Ltd.	1,372,000	320,792
Shun Tak Holdings Ltd.	182,000	73,870
Sino Land Co., Ltd.	730,000	1,254,996
SITC International Holdings Co., Ltd.	323,000	313,567
SmarTone Telecommunications Holdings Ltd.	303,000	313,501
Stella International Holdings Ltd.	415,500	471,596
Sun Art Retail Group Ltd.	947,500	1,211,219
Swire Properties Ltd.	196,600	774,277
Television Broadcasts Ltd.	171,100	531,190
Texwinca Holdings Ltd.	756,000	332,828
The Bank of East Asia Ltd.	241,841	962,466
The Hongkong & Shanghai Hotels Ltd.	169,738	238,170
Tingyi (Cayman Islands) Holding Corp.	728,000	1,682,486
Truly International Holdings Ltd. *(a)	1,566,000	240,030
Uni-President China Holdings Ltd.	474,000	548,866
Vitasoy International Holdings Ltd.	126,000	448,959
VSTECS Holdings Ltd.	180,000	97,698
VTech Holdings Ltd.	67,400	755,409
Wharf Real Estate Investment Co., Ltd.	165,629	1,206,555

29

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wynn Macau Ltd.	368,400	1,088,026
Xinyi Glass Holdings Ltd.	424,000	501,891
		39,452,413

Ireland 0.8%
C&C Group plc	144,583	581,016
Glanbia plc	42,551	700,081
ICON plc *	7,977	1,110,079
Irish Continental Group plc	46,068	282,277
James Hardie Industries plc	54,669	874,135
Kingspan Group plc	21,767	1,011,003
Origin Enterprises plc	62,695	442,807
Paddy Power Betfair plc	8,102	883,457
Total Produce plc	182,129	472,799
UDG Healthcare plc	54,346	598,326
		6,955,980

Israel 0.8%
Azrieli Group Ltd.	6,044	289,486
Elbit Systems Ltd.	4,542	545,331
First International Bank of Israel Ltd.	15,255	328,223
Frutarom Industries Ltd.	695	70,250
Gazit-Globe Ltd.	37,148	342,232
Israel Discount Bank Ltd., Class A	386,229	1,220,980
Mellanox Technologies Ltd. *	918	72,063
Mizrahi Tefahot Bank Ltd.	26,822	521,605
Nice Ltd. *	8,920	973,826
Orbotech Ltd. *	1,239	79,593
Partner Communications Co., Ltd. *	76,241	293,656
Plus500 Ltd.	3,594	87,327
SodaStream International Ltd. *	726	62,560
Taro Pharmaceutical Industries Ltd. *	2,968	333,188
The Israel Corp., Ltd.	4,955	1,114,374
Tower Semiconductor Ltd. *	11,932	244,060
		6,578,754

Italy 2.8%
A2A S.p.A.	704,996	1,293,251
ACEA S.p.A.	21,425	338,631
Alitalia S.p.A. *(b)	14,782	—
Amplifon S.p.A.	3,593	80,132
Anima Holding S.p.A.	61,696	330,700
Ansaldo STS S.p.A. *	21,929	323,098
Astaldi S.p.A. *	99,202	223,034
ASTM S.p.A.	20,120	547,154
Autogrill S.p.A.	43,441	474,205
Azimut Holding S.p.A.	32,651	547,145
Banca Carige S.p.A. *(a)	38,970,620	405,576
Banca Generali S.p.A.	11,006	296,260
Banca Mediolanum S.p.A.	68,286	489,629
Banca Popolare Di Sondrio Scarl	285,600	1,235,125
Banco BPM S.p.A. *	83,095	263,360
Beni Stabili S.p.A	337,762	297,313
Brembo S.p.A.	29,117	398,533
Buzzi Unicem S.p.A.	18,237	401,117
Cerved Group S.p.A.	39,130	449,540
Danieli & C Officine Meccaniche S.p.A.	5,865	143,941
Davide Campari-Milano S.p.A.	78,564	661,790
De'Longhi S.p.A.	15,487	455,013
DiaSorin S.p.A.	3,006	322,489
Enav S.p.A.	87,728	451,849
ERG S.p.A.	32,118	721,878
Esprinet S.p.A.	53,302	240,790
Ferrari N.V.	8,206	1,089,126
FinecoBank Banca Fineco S.p.A.	10,561	123,843
Hera S.p.A.	364,074	1,207,468
Security	Number of Shares	Value ($)
Interpump Group S.p.A.	10,551	331,670
Iren S.p.A.	257,096	726,900
Italgas S.p.A.	173,577	998,402
MARR S.p.A.	11,200	301,860
Mediaset S.p.A. *	467,447	1,582,623
Moncler S.p.A.	10,895	480,182
OVS S.p.A. *	59,564	194,720
Pirelli & C S.p.A. *	31,889	278,380
Prada S.p.A.	192,400	916,784
Recordati S.p.A.	13,051	486,386
Safilo Group S.p.A. *(a)	53,990	277,690
Salini Impregilo S.p.A. (a)	138,529	365,248
Salvatore Ferragamo S.p.A.	2,534	58,507
Saras S.p.A.	311,395	745,548
Societa Cattolica di Assicurazioni SC	64,393	590,780
Societa Iniziative Autostradali e Servizi S.p.A.	25,149	445,455
Tod's S.p.A.	6,803	433,084
UnipolSai Assicurazioni S.p.A.	362,590	824,120
		23,850,329

Japan 35.5%
ABC-Mart, Inc.	9,700	525,617
Activia Properties, Inc.	66	294,664
Adastria Co., Ltd.	22,780	288,218
ADEKA Corp.	47,400	802,286
Advance Residence Investment Corp.	181	471,328
Advantest Corp.	19,700	466,930
Aeon Delight Co., Ltd.	10,700	391,637
AEON Financial Service Co., Ltd.	32,200	664,844
Aeon Mall Co., Ltd.	36,930	646,966
Aica Kogyo Co., Ltd.	15,200	561,387
Aichi Steel Corp.	12,900	495,906
Aida Engineering Ltd.	8,000	76,717
Ain Holdings, Inc.	6,600	490,394
Aisan Industry Co., Ltd.	32,700	298,329
Alpen Co., Ltd.	16,100	347,885
Alpine Electronics, Inc.	34,000	758,422
Amano Corp.	20,700	425,829
Anritsu Corp.	58,800	844,857
AOKI Holdings, Inc.	28,100	402,805
Aoyama Trading Co., Ltd.	27,100	896,261
Aozora Bank Ltd.	29,500	1,102,373
Arata Corp.	12,400	668,996
Arcland Sakamoto Co., Ltd.	21,600	302,432
Arcs Co., Ltd.	54,200	1,357,037
Asahi Diamond Industrial Co., Ltd.	28,100	204,629
Asahi Holdings, Inc.	22,800	457,283
ASKUL Corp. (a)	9,200	274,421
Autobacs Seven Co., Ltd.	55,600	955,522
Avex, Inc.	31,900	437,916
Axial Retailing, Inc.	9,900	362,395
Azbil Corp.	22,700	995,749
Belc Co., Ltd.	5,200	249,880
Benesse Holdings, Inc.	35,300	1,286,035
Bic Camera, Inc.	59,000	890,220
BML, Inc.	11,000	275,479
Bunka Shutter Co., Ltd.	36,000	299,069
Calbee, Inc.	20,300	673,402
Canon Electronics, Inc.	13,300	281,077
Canon Marketing Japan, Inc.	33,600	705,021
Capcom Co., Ltd.	26,600	689,833
Cawachi Ltd.	18,800	369,059
Central Glass Co., Ltd.	36,200	865,346
Chiyoda Co., Ltd.	22,200	460,826
Chiyoda Corp.	109,000	872,681
Chudenko Corp.	11,700	283,671
Chugoku Marine Paints Ltd.	35,400	339,849

30

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Citizen Watch Co., Ltd.	164,800	1,085,502
CKD Corp.	16,200	248,561
Cocokara fine, Inc.	14,500	850,979
Cosmos Pharmaceutical Corp.	2,200	485,017
Create SD Holdings Co., Ltd.	10,500	261,153
CyberAgent, Inc.	18,200	956,264
Daido Metal Co., Ltd.	6,000	62,289
Daifuku Co., Ltd.	11,800	520,016
Daihen Corp.	35,000	223,558
Daiho Corp.	13,000	77,684
Daiichi Jitsugyo Co., Ltd.	3,000	95,741
Daiichikosho Co., Ltd.	13,700	650,567
Daikyo, Inc.	22,000	441,084
Daikyonishikawa Corp.	19,400	288,295
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,200	260,783
Daio Paper Corp.	51,800	713,943
Daiseki Co., Ltd.	10,500	288,135
Daiwa House REIT Investment Corp.	30	74,212
Daiwabo Holdings Co., Ltd.	18,400	952,687
DCM Holdings Co., Ltd.	98,000	877,770
Dena Co., Ltd.	55,986	1,055,932
Descente Ltd.	19,500	370,835
Dexerials Corp.	20,400	202,165
Disco Corp.	3,700	631,635
DMG Mori Co., Ltd.	28,500	437,611
Doshisha Co., Ltd.	16,000	360,982
Doutor Nichires Holdings Co., Ltd.	17,800	335,386
DTS Corp.	8,700	330,987
Duskin Co., Ltd.	26,700	676,892
DyDo Group Holdings, Inc.	7,200	396,098
Eagle Industry Co., Ltd.	14,700	238,373
Earth Corp.	5,900	297,880
Eizo Corp.	6,650	296,807
Enplas Corp.	2,200	62,115
Exedy Corp.	24,600	791,508
Ezaki Glico Co., Ltd.	18,500	856,837
F.C.C. Co., Ltd.	22,800	669,924
FamilyMart UNY Holdings Co., Ltd.	11,400	1,063,856
Fancl Corp.	10,400	546,174
Foster Electric Co., Ltd.	28,300	379,339
FP Corp.	6,700	368,827
Frontier Real Estate Investment Corp.	63	253,570
Fuji Co., Ltd.	17,000	332,202
Fuji Corp.	21,938	388,345
Fuji Oil Co., Ltd.	110,200	416,516
Fuji Oil Holdings, Inc.	23,500	773,693
Fuji Seal International, Inc.	12,500	468,679
Fuji Soft, Inc.	13,100	533,516
Fujicco Co., Ltd.	2,900	63,553
Fujimori Kogyo Co., Ltd.	9,200	311,095
Fujitec Co., Ltd.	34,000	485,943
Fujitsu General Ltd.	26,900	414,205
Fukuda Corp.	4,000	240,958
Fukuoka Financial Group, Inc.	233,000	1,275,252
Fukuyama Transporting Co., Ltd.	16,800	817,484
Funai Electric Co., Ltd. *(a)	51,600	291,645
Furukawa Co., Ltd.	20,000	305,156
Futaba Corp.	13,900	253,720
Futaba Industrial Co., Ltd.	56,200	328,918
Fuyo General Lease Co., Ltd.	4,900	306,337
G-Tekt Corp.	20,900	363,048
Geo Holdings Corp.	49,100	618,898
Glory Ltd.	26,500	778,978
GLP J-REIT	278	297,144
Godo Steel Ltd.	14,500	298,765
Gree, Inc.	92,000	509,938
GS Yuasa Corp.	203,000	950,312
GungHo Online Entertainment, Inc.	236,600	505,127
Security	Number of Shares	Value ($)
Gunze Ltd.	9,400	558,777
H.I.S. Co., Ltd.	18,300	553,454
Hamakyorex Co., Ltd.	9,100	315,545
Hamamatsu Photonics K.K.	24,400	1,035,573
Hazama Ando Corp.	75,900	602,936
Heiwa Corp.	29,700	666,206
Heiwado Co., Ltd.	36,600	936,886
Hikari Tsushin, Inc.	5,300	890,669
Hirose Electric Co., Ltd.	7,939	968,006
Hisamitsu Pharmaceutical Co., Inc.	13,800	1,010,179
Hitachi Capital Corp.	15,000	400,836
Hitachi Chemical Co., Ltd.	53,600	1,061,452
Hitachi High-Technologies Corp.	29,700	1,212,954
Hitachi Transport System Ltd.	29,100	795,894
Hitachi Zosen Corp.	153,800	720,988
Hogy Medical Co., Ltd.	7,400	256,143
Hokkaido Electric Power Co., Inc.	139,500	900,282
Hokuetsu Corp.	103,800	580,473
Hokuhoku Financial Group, Inc.	50,700	730,462
Horiba Ltd.	10,100	697,148
Hoshizaki Corp.	10,000	1,007,197
Hosiden Corp.	39,000	327,464
House Foods Group, Inc.	20,700	654,964
Hulic Co., Ltd.	38,400	376,850
IDOM, Inc.	48,000	175,257
Iino Kaiun Kaisha Ltd.	16,500	78,218
Inaba Denki Sangyo Co., Ltd.	18,700	789,178
Inabata & Co., Ltd.	61,200	902,709
Internet Initiative Japan, Inc.	15,400	300,763
Iseki & Co., Ltd.	14,700	269,837
Ishihara Sangyo Kaisha Ltd. *	20,800	255,960
Ito En Ltd.	23,500	1,050,057
Itochu Enex Co., Ltd.	75,600	735,879
Itochu Techno-Solutions Corp.	32,900	626,847
Itoham Yonekyu Holdings, Inc.	32,400	263,632
Itoki Corp.	13,700	76,512
Iwatani Corp.	35,600	1,205,841
Izumi Co., Ltd.	13,200	796,408
J-Oil Mills, Inc.	10,400	354,768
Jaccs Co., Ltd.	3,500	76,345
Jafco Co., Ltd.	6,000	219,660
Japan Airport Terminal Co., Ltd.	12,200	580,557
Japan Aviation Electronics Industry Ltd.	38,500	666,002
Japan Excellent, Inc.	239	307,244
Japan Exchange Group, Inc.	49,200	875,183
Japan Hotel REIT Investment Corp.	100	73,330
Japan Petroleum Exploration Co., Ltd.	33,200	786,527
Japan Post Insurance Co., Ltd.	29,400	625,798
Japan Prime Realty Investment Corp.	121	435,944
Japan Pulp & Paper Co., Ltd.	4,000	172,936
Japan Real Estate Investment Corp.	190	995,207
Japan Retail Fund Investment Corp.	547	999,407
Joshin Denki Co., Ltd.	3,900	118,270
Joyful Honda Co., Ltd.	35,300	536,105
JVC Kenwood Corp.	199,300	559,278
Kadokawa Dwango *	41,100	437,545
Kaga Electronics Co., Ltd.	15,500	346,330
Kagome Co., Ltd.	20,400	623,034
Kakaku.com, Inc.	18,200	383,302
Kaken Pharmaceutical Co., Ltd.	10,600	549,944
Kameda Seika Co. Ltd	1,300	66,468
Kamei Corp.	14,100	197,738
Kanamoto Co., Ltd.	13,300	414,709
Kandenko Co., Ltd.	61,000	635,273
Kanematsu Corp.	90,500	1,304,945
Kansai Paint Co., Ltd.	43,800	1,007,935
Kasai Kogyo Co., Ltd.	25,200	315,386
Kato Sangyo Co., Ltd.	29,100	988,206
Keihan Holdings Co., Ltd.	31,600	1,150,644

31

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Keihin Corp.	43,900	906,379
Keikyu Corp.	52,600	861,209
Keisei Electric Railway Co., Ltd.	28,700	955,639
Keiyo Co., Ltd.	12,900	62,064
Kenedix Office Investment Corp.	70	424,574
KH Neochem Co., Ltd.	8,800	283,822
Kintetsu World Express, Inc.	25,300	510,479
Kissei Pharmaceutical Co., Ltd.	11,800	331,768
Kitz Corp.	54,200	479,989
Kobayashi Pharmaceutical Co., Ltd.	9,900	826,455
Kohnan Shoji Co., Ltd.	26,300	574,939
Kokuyo Co., Ltd.	45,300	767,643
Komeri Co., Ltd.	25,100	598,766
Komori Corp.	26,400	330,208
Konami Holdings Corp.	23,900	1,124,468
Konishi Co., Ltd.	15,700	260,270
Konoike Transport Co., Ltd.	23,400	372,431
Kose Corp.	3,500	670,874
Kumagai Gumi Co., Ltd.	16,600	581,371
Kurabo Industries Ltd.	152,000	475,577
Kureha Corp.	8,500	585,830
Kurita Water Industries Ltd.	40,100	1,172,949
KYB Corp.	16,100	756,418
Kyoei Steel Ltd.	20,500	401,352
Kyokuto Kaihatsu Kogyo Co., Ltd.	17,700	290,223
Kyokuyo Co., Ltd.	7,100	221,502
KYORIN Holdings, Inc.	23,300	474,415
Kyoritsu Maintenance Co., Ltd.	7,700	382,315
Kyowa Exeo Corp.	46,100	1,249,200
Kyudenko Corp.	10,300	412,568
Kyushu Financial Group, Inc.	76,100	389,849
Lawson, Inc.	21,500	1,291,072
Life Corp.	13,900	331,965
Lintec Corp.	26,200	769,106
Lion Corp.	49,000	887,221
M3, Inc.	1,800	68,636
Mabuchi Motor Co., Ltd.	13,900	684,857
Macnica Fuji Electronics Holdings, Inc.	22,400	379,272
Maeda Corp.	49,000	575,916
Maeda Road Construction Co., Ltd.	39,000	754,446
Makino Milling Machine Co., Ltd.	53,000	428,293
Mandom Corp.	11,800	368,809
Marudai Food Co., Ltd.	127,000	542,591
Maruha Nichiro Corp.	19,700	732,914
Marui Group Co., Ltd.	63,800	1,267,650
Maruichi Steel Tube Ltd.	21,600	744,249
Max Co., Ltd.	6,000	85,243
Maxell Holdings Ltd.	25,400	419,029
McDonald's Holdings Co., Ltd.	14,533	694,933
Mebuki Financial Group, Inc.	147,400	526,685
Megmilk Snow Brand Co., Ltd.	34,100	850,839
Meidensha Corp.	113,000	425,275
Meitec Corp.	7,300	362,599
Miraca Holdings, Inc.	32,600	947,427
Mirait Holdings Corp.	53,000	815,466
Misawa Homes Co., Ltd.	37,100	324,622
MISUMI Group, Inc.	40,100	1,024,508
Mitsuba Corp.	35,000	302,256
Mitsubishi Logistics Corp.	29,000	663,442
Mitsubishi Pencil Co., Ltd.	3,700	71,425
Mitsubishi Shokuhin Co., Ltd.	28,300	758,278
Mitsubishi UFJ Lease & Finance Co., Ltd.	103,100	625,263
Mitsuboshi Belting Ltd.	6,000	74,242
Mitsui E&S Holdings Co., Ltd. *	79,400	1,137,558
Mitsui Sugar Co., Ltd.	1,800	54,638
Mitsui-Soko Holdings Co., Ltd. *	99,000	314,149
Miura Co., Ltd.	17,000	446,115
Mixi, Inc.	15,000	395,016
Security	Number of Shares	Value ($)
Mizuno Corp.	16,300	535,742
Mochida Pharmaceutical Co., Ltd.	7,100	514,563
Morinaga & Co., Ltd.	7,000	324,773
Morinaga Milk Industry Co., Ltd.	28,100	926,473
Morita Holdings Corp.	3,600	73,593
MOS Food Services, Inc.	9,500	268,007
Musashi Seimitsu Industry Co., Ltd.	14,200	483,395
Nabtesco Corp.	30,200	942,807
Nachi-Fujikoshi Corp.	9,000	421,187
Namura Shipbuilding Co., Ltd.	79,200	374,418
Nankai Electric Railway Co., Ltd.	32,000	879,839
NEC Networks & System Integration Corp.	20,100	483,880
NET One Systems Co., Ltd.	44,600	973,449
Nexon Co., Ltd. *	46,522	670,320
Nichi-iko Pharmaceutical Co., Ltd.	25,000	355,819
Nichias Corp.	44,000	544,757
Nichicon Corp.	23,500	295,239
Nichiha Corp.	9,700	357,013
NichiiGakkan Co., Ltd.	23,700	268,146
Nifco, Inc.	24,100	728,421
Nihon Kohden Corp.	28,400	767,621
Nihon Parkerizing Co., Ltd.	29,500	438,252
Nihon Unisys Ltd.	27,000	623,235
Nikkiso Co., Ltd.	32,700	343,598
Nikkon Holdings Co., Ltd.	27,500	745,380
Nippo Corp.	33,000	621,486
Nippon Accommodations Fund, Inc.	74	350,384
Nippon Building Fund, Inc.	215	1,197,002
Nippon Densetsu Kogyo Co., Ltd.	17,800	367,275
Nippon Flour Mills Co., Ltd.	43,900	742,630
Nippon Gas Co., Ltd.	8,300	402,398
Nippon Kayaku Co., Ltd.	68,000	775,440
Nippon Koei Co., Ltd.	2,000	55,064
Nippon Light Metal Holdings Co., Ltd.	361,900	817,550
Nippon Paint Holdings Co., Ltd.	18,600	812,858
Nippon Prologis REIT, Inc.	177	358,233
Nippon Seiki Co., Ltd.	34,000	713,420
Nippon Sheet Glass Co., Ltd.	124,900	1,307,518
Nippon Shinyaku Co., Ltd.	4,700	267,529
Nippon Signal Co., Ltd.	36,700	354,589
Nippon Soda Co., Ltd.	85,000	499,403
Nippon Steel & Sumikin Bussan Corp.	19,400	996,625
Nippon Suisan Kaisha Ltd.	171,300	842,521
Nipro Corp.	64,500	788,055
Nishi-Nippon Financial Holdings, Inc.	14,000	167,274
Nishi-Nippon Railroad Co., Ltd.	34,000	895,555
Nishimatsu Construction Co., Ltd.	28,000	800,844
Nishimatsuya Chain Co., Ltd.	7,700	83,169
Nishio Rent All Co., Ltd.	9,900	314,036
Nissan Chemical Corp.	25,300	1,134,239
Nissan Shatai Co., Ltd.	96,000	903,813
Nissha Co., Ltd.	12,000	248,552
Nisshin Steel Co., Ltd.	68,600	964,763
Nisshinbo Holdings, Inc.	96,300	1,059,606
Nissin Corp.	3,300	75,767
Nissin Kogyo Co., Ltd.	30,900	529,594
Nittetsu Mining Co., Ltd.	5,400	259,413
Nitto Boseki Co., Ltd.	3,700	92,000
Nitto Kogyo Corp.	22,100	380,025
NOF Corp.	25,200	830,530
Nojima Corp.	13,000	267,070
Nomura Co., Ltd.	12,600	268,991
Nomura Real Estate Master Fund, Inc.	294	416,488
Nomura Research Institute Ltd.	28,460	1,367,715
Noritake Co., Ltd.	1,100	60,169
Noritz Corp.	27,300	460,011
North Pacific Bank Ltd.	301,600	1,085,894
NS Solutions Corp.	13,000	343,534

32

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NSD Co., Ltd.	3,400	73,119
NTT Urban Development Corp.	27,900	288,306
Obic Co., Ltd.	7,100	609,942
Ohsho Food Service Corp.	5,600	332,606
Oiles Corp.	13,780	284,106
Okabe Co., Ltd.	7,500	73,663
Okamoto Industries, Inc.	7,000	80,465
Okamura Corp.	31,500	454,574
Okasan Securities Group, Inc.	69,000	329,374
Oki Electric Industry Co., Ltd.	80,300	981,813
OKUMA Corp.	10,700	604,189
Okumura Corp.	12,500	410,850
Onward Holdings Co., Ltd.	102,000	694,615
Open House Co., Ltd.	1,100	60,318
Oracle Corp., Japan	6,400	537,183
Orient Corp.	57,300	80,054
Orix JREIT, Inc.	84	130,996
Osaka Soda Co., Ltd.	2,800	83,064
OSG Corp.	25,200	567,001
Otsuka Corp.	32,500	1,267,595
Pacific Industrial Co., Ltd.	24,600	403,410
PALTAC Corp.	20,700	1,094,173
Paramount Bed Holdings Co., Ltd.	7,700	326,205
Park24 Co., Ltd.	28,800	808,151
Penta-Ocean Construction Co., Ltd.	95,900	604,257
Persol Holdings Co., Ltd.	37,900	826,151
Pigeon Corp.	11,600	558,391
Pilot Corp.	5,700	329,085
Piolax, Inc.	10,100	245,459
Pioneer Corp. *(a)	519,900	707,634
Plenus Co., Ltd. (a)	20,300	328,205
Pola Orbis Holdings, Inc.	11,800	457,277
Press Kogyo Co., Ltd.	91,500	578,250
Prima Meat Packers Ltd.	76,000	382,129
Raito Kogyo Co., Ltd.	25,800	283,049
Rakuten, Inc.	137,160	966,916
Relia, Inc.	27,100	392,121
Relo Group, Inc.	13,500	365,674
Resorttrust, Inc.	18,700	343,000
Riken Corp.	4,900	268,429
Rinnai Corp.	11,800	1,021,948
Riso Kagaku Corp.	14,300	297,191
Rohto Pharmaceutical Co., Ltd.	24,200	727,794
Round One Corp.	28,700	427,346
Royal Holdings Co., Ltd.	11,900	314,760
Ryobi Ltd.	19,600	655,172
Ryosan Co., Ltd.	22,100	835,145
Ryoyo Electro Corp.	21,400	344,330
S Foods, Inc.	2,200	86,547
Saint Marc Holdings Co., Ltd.	8,900	216,697
Saizeriya Co., Ltd.	15,700	325,353
Sakai Chemical Industry Co., Ltd.	10,800	302,739
Sakata INX Corp.	20,200	291,050
Sakata Seed Corp.	1,800	67,438
San-A Co., Ltd.	9,900	455,226
Sanden Holdings Corp. *	28,200	374,455
Sangetsu Corp.	32,500	624,811
Sanken Electric Co., Ltd.	65,000	353,623
Sanki Engineering Co., Ltd.	29,800	305,989
Sankyo Co., Ltd.	22,200	874,838
Sankyo Tateyama, Inc.	36,400	462,368
Sankyu, Inc.	25,300	1,333,335
Sanrio Co., Ltd.	25,200	474,882
Santen Pharmaceutical Co., Ltd.	78,100	1,306,337
Sanwa Holdings Corp.	70,500	801,870
Sanyo Chemical Industries Ltd.	7,200	333,478
Sanyo Denki Co., Ltd.	700	38,359
Sanyo Shokai Ltd.	19,400	353,685
Sanyo Special Steel Co., Ltd.	19,500	505,169
Security	Number of Shares	Value ($)
Sapporo Holdings Ltd.	36,000	870,786
Sato Holdings Corp.	11,700	342,504
Sawai Pharmaceutical Co., Ltd.	13,800	652,402
SBI Holdings, Inc.	45,900	1,253,033
SCREEN Holdings Co., Ltd.	7,700	561,762
SCSK Corp.	10,776	509,533
Seiko Holdings Corp.	19,100	420,163
Seiren Co., Ltd.	18,900	339,293
Sekisui Jushi Corp.	3,200	57,678
Senko Group Holdings Co., Ltd.	80,200	631,189
Senshu Ikeda Holdings, Inc.	74,600	265,254
Senshukai Co., Ltd. *	12,700	59,900
Seria Co., Ltd.	5,168	237,443
Seven Bank Ltd.	151,500	458,593
SG Holdings Co., Ltd.	8,300	182,074
Sharp Corp. (a)	9,500	220,872
Shikoku Electric Power Co., Inc.	102,300	1,367,311
Shima Seiki Manufacturing Ltd.	1,100	59,828
Shimachu Co., Ltd.	31,700	1,007,409
Shindengen Electric Manufacturing Co., Ltd.	4,000	190,585
Shinko Electric Industries Co., Ltd.	56,000	536,803
Shinko Plantech Co., Ltd.	30,100	284,086
Shinmaywa Industries Ltd.	72,000	871,533
Shinsei Bank Ltd.	36,000	567,002
Ship Healthcare Holdings, Inc.	22,000	855,443
Shizuoka Gas Co., Ltd.	63,700	594,207
SHO-BOND Holdings Co., Ltd.	4,300	300,932
Shochiku Co., Ltd.	400	48,450
Showa Corp.	44,200	743,394
Showa Sangyo Co., Ltd.	19,000	500,891
Siix Corp.	18,000	411,379
Sintokogio Ltd.	29,100	269,347
SKY Perfect JSAT Holdings, Inc.	121,900	582,044
Sohgo Security Services Co., Ltd.	19,800	908,193
Sony Financial Holdings, Inc.	51,299	985,785
Sotetsu Holdings, Inc.	25,100	776,617
Square Enix Holdings Co., Ltd.	16,700	789,562
Star Micronics Co., Ltd.	3,900	70,210
Start Today Co., Ltd.	2,000	80,443
Starts Corp., Inc.	10,100	234,243
Starzen Co., Ltd.	8,600	458,501
Sugi Holdings Co., Ltd.	17,200	922,925
Sumco Corp.	40,100	858,010
Sumitomo Bakelite Co., Ltd.	86,000	869,682
Sumitomo Dainippon Pharma Co., Ltd.	53,900	1,046,007
Sumitomo Mitsui Construction Co., Ltd.	79,380	622,446
Sumitomo Osaka Cement Co., Ltd.	231,000	1,101,443
Sumitomo Riko Co., Ltd.	44,400	496,326
Sumitomo Seika Chemicals Co., Ltd.	1,500	74,945
Sundrug Co., Ltd.	23,400	937,236
Suruga Bank Ltd.	34,400	308,212
Sushiro Global Holdings Ltd. *	2,000	111,230
Sysmex Corp.	16,200	1,536,186
T-Gaia Corp.	21,100	510,411
Tachi-S Co., Ltd.	30,600	513,791
Tachibana Eletech Co., Ltd.	4,500	78,201
Tadano Ltd.	46,200	602,336
Taihei Dengyo Kaisha Ltd.	10,500	270,845
Taikisha Ltd.	16,400	475,928
Taisho Pharmaceutical Holdings Co., Ltd.	13,800	1,563,268
Taiyo Nippon Sanso Corp.	50,600	777,247
Taiyo Yuden Co., Ltd.	54,900	1,641,962
Takamatsu Construction Group Co., Ltd.	2,400	72,034
Takara Holdings, Inc.	58,200	680,007
Takara Standard Co., Ltd.	28,700	510,161
Takasago International Corp.	10,500	359,366

33

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Takasago Thermal Engineering Co., Ltd.	25,600	503,063
Takeuchi Manufacturing Co., Ltd.	3,100	72,625
Takuma Co., Ltd.	25,600	313,814
Tamron Co., Ltd.	14,700	276,863
TechnoPro Holdings, Inc.	1,100	69,819
The 77 Bank Ltd.	13,500	325,138
The Awa Bank Ltd.	44,000	284,291
The Bank of Kyoto Ltd.	8,200	397,276
The Chugoku Bank Ltd.	45,200	479,546
The Daishi Bank Ltd.	6,500	275,847
The Gunma Bank Ltd.	100,600	535,643
The Hachijuni Bank Ltd.	109,900	484,508
The Hiroshima Bank Ltd.	81,400	560,149
The Hokkoku Bank Ltd.	8,000	338,022
The Hyakugo Bank Ltd.	60,000	254,374
The Hyakujushi Bank Ltd.	82,000	266,714
The Iyo Bank Ltd.	68,000	469,345
The Japan Steel Works Ltd.	25,400	626,222
The Japan Wool Textile Co., Ltd.	33,100	290,378
The Juroku Bank Ltd.	12,300	334,475
The Keiyo Bank Ltd.	71,000	313,377
The Kiyo Bank Ltd.	29,500	497,702
The Musashino Bank Ltd.	10,000	309,383
The Nanto Bank Ltd.	3,200	83,579
The Nippon Road Co., Ltd.	6,600	355,113
The Nisshin Oillio Group Ltd.	23,700	659,146
The Ogaki Kyoritsu Bank Ltd.	12,300	322,013
The Okinawa Electric Power Co., Inc.	30,331	660,720
The San-in Godo Bank Ltd.	34,000	319,461
The Shiga Bank Ltd.	62,000	328,657
The Shizuoka Bank Ltd.	117,000	1,081,374
The Sumitomo Warehouse Co., Ltd.	61,000	394,329
THK Co., Ltd.	29,800	811,755
Toa Corp.	13,600	352,813
Toagosei Co., Ltd.	63,600	745,236
Toda Corp.	83,000	726,840
Toei Co., Ltd.	2,700	283,218
Toho Co., Ltd.	26,500	791,275
Toho Zinc Co., Ltd.	8,600	318,420
Tokai Carbon Co., Ltd. (a)	44,000	807,402
TOKAI Holdings Corp.	45,600	451,147
Tokai Rika Co., Ltd.	52,400	1,088,304
Tokai Tokyo Financial Holdings, Inc.	64,100	369,204
Token Corp.	3,450	266,004
Tokuyama Corp.	26,600	841,445
Tokyo Broadcasting System Holdings, Inc.	16,500	342,222
Tokyo Century Corp.	9,300	508,286
Tokyo Dome Corp.	35,200	294,912
Tokyo Ohka Kogyo Co., Ltd.	13,700	497,185
Tokyo Seimitsu Co., Ltd.	10,100	342,850
Tokyo Steel Manufacturing Co., Ltd.	56,200	482,157
Tokyo Tatemono Co., Ltd.	54,100	728,415
Tokyu Construction Co., Ltd.	31,200	315,005
Tomy Co., Ltd.	30,200	250,603
Topcon Corp.	22,500	390,180
Toppan Forms Co., Ltd.	43,400	441,911
Topre Corp.	13,400	352,656
Topy Industries Ltd.	15,000	411,620
Toshiba Machine Co., Ltd.	64,000	313,683
Toshiba Plant Systems & Services Corp.	15,800	349,744
Toshiba TEC Corp.	86,000	500,990
Totetsu Kogyo Co., Ltd.	9,700	294,306
Toyo Construction Co., Ltd.	12,700	54,330
Toyo Ink SC Holdings Co., Ltd.	25,400	695,518
Toyo Tire & Rubber Co., Ltd.	61,600	973,971
Toyobo Co., Ltd.	59,800	1,012,242
Toyota Boshoku Corp.	57,100	1,061,866
TPR Co., Ltd.	13,700	348,016
Security	Number of Shares	Value ($)
Trancom Co., Ltd.	4,000	293,992
Transcosmos, Inc.	19,300	498,788
Trend Micro, Inc.	19,700	1,164,005
Trusco Nakayama Corp.	23,600	596,278
TSI Holdings Co., Ltd.	68,600	489,815
Tsubaki Nakashima Co., Ltd.	2,800	66,475
Tsubakimoto Chain Co.	77,000	709,182
Tsukishima Kikai Co., Ltd.	4,300	57,899
Tsumura & Co.	20,900	679,698
TV Asahi Holdings Corp.	14,000	280,339
UACJ Corp.	22,130	479,494
UKC Holdings Corp.	34,000	693,990
Ulvac, Inc.	7,400	291,762
Unipres Corp.	39,800	809,069
United Arrows Ltd.	12,800	498,013
United Super Markets Holdings, Inc.	65,500	753,130
United Urban Investment Corp.	405	629,741
Ushio, Inc.	56,700	738,722
USS Co., Ltd.	39,100	742,073
Valor Holdings Co., Ltd.	39,500	847,767
VT Holdings Co., Ltd.	55,800	284,021
Wacoal Holdings Corp.	29,500	812,808
Wacom Co., Ltd.	62,700	319,536
Wakita & Co., Ltd.	23,300	280,411
Warabeya Nichiyo Holdings Co., Ltd.	18,300	375,453
Welcia Holdings Co., Ltd.	12,700	645,859
Xebio Holdings Co., Ltd.	30,400	453,176
Yahoo Japan Corp.	272,100	1,035,231
Yamabiko Corp.	21,600	285,519
Yamaguchi Financial Group, Inc.	59,000	668,607
Yamato Kogyo Co., Ltd.	21,600	673,619
Yamazen Corp.	50,600	517,604
Yaoko Co., Ltd.	9,000	466,049
Yellow Hat Ltd.	11,900	344,223
Yodogawa Steel Works Ltd.	17,900	471,005
Yokogawa Bridge Holdings Corp.	3,200	59,073
Yokohama Reito Co., Ltd.	36,900	331,713
Yorozu Corp.	24,700	393,689
Yoshinoya Holdings Co., Ltd.	34,200	578,652
Yuasa Trading Co., Ltd.	16,000	521,529
Yurtec Corp.	36,000	296,136
Zensho Holdings Co., Ltd.	30,900	688,677
Zeon Corp.	74,000	838,382
ZERIA Pharmaceutical Co., Ltd.	3,000	66,430
Zojirushi Corp.	4,500	58,000
		301,576,796

Luxembourg 0.6%
Adecoagro S.A. *	11,053	92,845
APERAM S.A.	24,643	1,161,422
Espirito Santo Financial Group S.A. *(b)	69,773	—
Eurofins Scientific SE	689	375,561
IWG plc	211,441	841,992
L'Occitane International S.A.	163,250	286,190
Nexa Resources S.A. *	3,800	50,958
Samsonite International S.A. *	276,700	1,047,509
Ternium S.A. ADR	26,060	944,675
		4,801,152

Netherlands 1.9%
Aalberts Industries N.V.	26,667	1,208,384
Accell Group	13,604	283,204
Arcadis N.V.	43,248	789,677
ASM International N.V.	10,935	629,511
BE Semiconductor Industries N.V.	8,556	184,978
Brunel International N.V.	19,139	312,919
Constellium N.V., Class A *	5,545	72,640

34

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Corbion N.V.	26,391	903,596
Core Laboratories N.V.	5,964	668,684
Eurocommercial Properties N.V. CVA	10,328	437,189
Euronext N.V.	7,881	489,124
ForFarmers N.V.	28,660	325,633
Fugro N.V. CVA *	78,943	1,135,805
GrandVision N.V.	11,408	261,889
InterXion Holding N.V. *	5,083	329,785
Koninklijke BAM Groep N.V	182,420	747,345
Koninklijke Volkerwessels N.V.	3,463	74,713
Koninklijke Vopak N.V.	21,680	1,019,747
Nostrum Oil & Gas plc *	77,606	203,723
NSI N.V.	7,374	287,570
OCI N.V. *	18,152	548,780
PostNL N.V.	237,866	938,961
SBM Offshore N.V.	55,826	865,004
Sligro Food Group N.V. (a)	19,664	814,024
TKH Group N.V.	11,017	688,570
TomTom N.V. *	29,311	299,343
Wereldhave N.V. (a)	9,616	356,977
Yandex N.V., Class A *	24,204	870,376
		15,748,151

New Zealand 1.2%
Air New Zealand Ltd.	348,081	770,435
Auckland International Airport Ltd.	110,754	504,255
Chorus Ltd.	266,754	783,979
EBOS Group Ltd.	37,646	518,574
Fisher & Paykel Healthcare Corp., Ltd.	56,545	570,987
Fonterra Co-operative Group Ltd. (a)	96,999	338,668
Genesis Energy Ltd.	274,976	477,930
Infratil Ltd.	396,007	934,568
Kiwi Property Group Ltd.	293,486	271,473
Mainfreight Ltd.	26,381	497,977
Mercury NZ Ltd.	241,435	553,292
Meridian Energy Ltd.	396,669	849,477
SKY Network Television Ltd.	507,539	939,021
SKYCITY Entertainment Group Ltd.	262,882	710,139
Trade Me Group Ltd.	83,261	275,562
Vector Ltd.	32,917	74,339
Z Energy Ltd.	149,612	732,679
		9,803,355

Norway 1.9%
Aker A.S.A., A Shares	10,017	782,503
Aker Solutions A.S.A. *	106,826	730,633
Atea A.S.A. *	52,203	746,163
Austevoll Seafood A.S.A.	45,157	657,692
Bakkafrost P/F	7,361	452,319
Borregaard A.S.A.	39,060	370,802
BW LPG Ltd. *(a)	80,853	366,321
Entra A.S.A.	4,732	69,094
Europris A.S.A. *	23,136	60,133
Fred Olsen Energy A.S.A. *(a)	340,913	304,139
Gjensidige Forsikring A.S.A.	66,582	1,068,709
Kongsberg Automotive A.S.A. *	309,251	360,114
Kongsberg Gruppen A.S.A.	26,691	542,056
Leroy Seafood Group A.S.A.	76,016	597,821
Petroleum Geo-Services A.S.A. *	465,390	2,268,172
REC Silicon A.S.A. *(a)	3,375,247	338,149
Salmar A.S.A.	10,718	546,871
Schibsted A.S.A., B Shares	18,262	592,050
Schibsted A.S.A., Class A	16,206	560,859
Sparebank 1 Nord Norge	49,306	374,770
SpareBank 1 SMN	40,420	422,787
SpareBank 1 SR Bank A.S.A.	38,882	431,874
Storebrand A.S.A.	79,075	673,555
Security	Number of Shares	Value ($)
TGS Nopec Geophysical Co., A.S.A.	46,697	1,780,386
Tomra Systems A.S.A.	22,361	462,207
Veidekke A.S.A.	47,601	467,155
XXL A.S.A.	29,158	178,846
		16,206,180

Portugal 0.5%
Banco Comercial Portugues S.A., Class R *	1,987,099	622,306
Banco Espirito Santo S.A. *(b)	320,558	—
CTT-Correios de Portugal S.A.	122,902	431,693
Mota-Engil SGPS, S.A. *	66,167	221,135
NOS SGPS, S.A.	83,411	485,837
Redes Energeticas Nacionais SGPS, S.A.	151,937	444,894
Semapa-Sociedade de Investimento e Gestao	16,760	393,271
Sonae SGPS, S.A.	549,952	624,538
The Navigator Co., S.A.	127,411	726,651
		3,950,325

Singapore 1.7%
Accordia Golf Trust	179,000	78,235
Ascendas Real Estate Investment Trust	386,500	782,154
Asian Pay Television Trust	626,600	191,152
CapitaLand Commercial Trust	230,002	296,269
CapitaLand Mall Trust	453,200	720,394
China Aviation Oil Singapore Corp., Ltd. (a)	868,400	957,693
City Developments Ltd.	139,300	1,026,765
Fortune Real Estate Investment Trust	201,300	251,514
Genting Singapore Ltd.	1,250,200	1,175,492
Kulicke & Soffa Industries, Inc.	21,975	579,261
M1 Ltd. (a)	255,200	307,456
Mapletree Commercial Trust	62,000	73,838
Mapletree Industrial Trust	213,200	313,590
Mapletree Logistics Trust	317,160	293,728
Mapletree North Asia Commercial Trust	330,600	279,714
Olam International Ltd.	96,400	158,101
Sakari Resources Ltd. *(b)	18,000	—
SATS Ltd.	179,549	685,540
Sembcorp Marine Ltd. (a)	485,496	652,692
Singapore Exchange Ltd.	132,700	726,382
Singapore Post Ltd. (a)	519,700	512,246
Singapore Technologies Engineering Ltd.	500,500	1,259,246
StarHub Ltd.	258,900	327,547
Suntec Real Estate Investment Trust	232,900	315,525
United Engineers Ltd.	230,800	454,452
UOL Group Ltd.	101,001	533,290
Venture Corp., Ltd.	74,600	917,326
Yangzijiang Shipbuilding Holdings Ltd.	973,200	678,331
Yanlord Land Group Ltd.	292,700	327,452
		14,875,385

Spain 1.4%
Acerinox S.A.	87,921	1,270,790
Almirall S.A.	25,548	365,583
Applus Services S.A.	33,917	491,062
Bankia S.A.	220,606	867,226
Bolsas y Mercados Espanoles, SHMSF, S.A.	16,720	537,963
Caja de Ahorros del Mediterraneo *(b)	5,382	—
Cellnex Telecom S.A.	12,404	329,628

35

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cia de Distribucion Integral Logista Holdings S.A.	15,013	355,653
Cie Automotive S.A.	1,860	57,172
Construcciones y Auxiliar de Ferrocarriles S.A.	6,422	284,448
Ebro Foods S.A.	27,247	589,714
EDP Renovaveis S.A.	38,522	397,754
FAES FARMA S.A.	15,663	68,350
Gestamp Automocion S.A.	18,183	137,036
Grupo Catalana Occidente S.A.	10,337	441,357
Liberbank S.A. *	109,792	64,526
Mediaset Espana Comunicacion S.A.	62,185	489,223
Melia Hotels International S.A.	25,886	340,414
Neinor Homes S.A. *	3,515	66,493
NH Hotel Group S.A.	39,080	287,029
Obrascon Huarte Lain S.A. (a)	209,901	739,006
Prosegur Cia de Seguridad S.A.	91,217	606,806
Sacyr S.A.	172,929	550,951
Sacyr S.A. *(b)	3,602	11,476
Siemens Gamesa Renewable Energy S.A. *	57,239	807,411
Tecnicas Reunidas S.A. (a)	13,709	462,808
Unicaja Banco S.A.	61,722	104,180
Vidrala S.A.	3,424	327,916
Viscofan S.A.	12,601	869,165
Zardoya Otis S.A.	30,276	289,356
		12,210,496

Sweden 2.8%
AAK AB	38,757	628,737
AddTech AB, B Shares	14,893	337,179
AF AB, B Shares	23,745	591,037
Ahlsell AB	17,916	105,006
Ahlstrom-Munksjo Oyj	5,538	106,204
Attendo AB	8,706	78,714
Axfood AB	42,223	854,838
Bergman & Beving AB	30,489	325,939
Betsson AB *	70,753	631,539
Bilia AB, A Shares	56,817	485,234
BillerudKorsnas AB	68,209	812,636
Bonava AB, B Shares	23,587	308,889
Bravida Holding AB	15,738	125,433
Capio AB	109,785	654,579
Castellum AB	42,926	774,304
Clas Ohlson AB, B Shares (a)	29,191	256,566
Com Hem Holding AB	24,691	441,143
Coor Service Management Holding AB	8,642	71,747
Dometic Group AB	21,297	206,618
Elekta AB, B Shares	67,420	946,589
Eltel AB *	102,738	276,914
Fabege AB	36,140	511,862
Granges AB	6,128	76,713
Hemfosa Fastigheter AB	24,341	334,295
Hexpol AB	59,554	640,599
Holmen AB, B Shares	27,893	620,878
ICA Gruppen AB (a)	29,072	963,876
Indutrade AB	18,962	498,356
Intrum AB (a)	20,402	548,911
Inwido AB	23,524	173,678
JM AB	45,228	832,774
Kindred Group plc SDR	23,671	305,480
Kungsleden AB	8,096	65,300
LE Lundbergfortagen AB, B Shares	26,385	862,173
Lifco AB, B Shares	1,591	71,308
Lindab International AB	33,219	226,294
Loomis AB, Class B	22,103	693,602
Mekonomen AB	17,311	309,920
Security	Number of Shares	Value ($)
Modern Times Group MTG AB, B Shares	16,079	590,501
NCC AB, B Shares	58,221	939,811
Nibe Industrier AB, B Shares	60,000	674,340
Nobia AB	59,711	448,791
Nolato AB, B Shares	5,008	448,409
Pandox AB	5,974	112,288
Peab AB	126,708	1,021,123
Ratos AB, B Shares	224,864	837,134
Saab AB, Class B	14,537	670,310
SAS AB *	54,237	106,376
Scandic Hotels Group AB	11,205	116,924
Sweco AB, B Shares	14,433	388,101
Thule Group AB	4,129	96,491
Wihlborgs Fastigheter AB	26,488	315,065
		23,521,528

Switzerland 3.1%
Allreal Holding AG *	3,795	590,450
ALSO Holding AG *	2,527	276,198
Autoneum Holding AG	1,302	297,611
Banque Cantonale Vaudoise	596	445,588
Barry Callebaut AG	401	683,172
Belimo Holding AG	85	358,405
Bell Food Group AG	927	271,137
BKW AG	4,133	278,980
Bucher Industries AG	2,071	671,017
Burckhardt Compression Holding AG	891	324,004
Cembra Money Bank AG	6,409	587,794
Conzzeta AG	436	476,445
Daetwyler Holding AG	1,956	361,552
DKSH Holding AG	12,020	878,725
dormakaba Holding AG, Series B *	568	363,947
Dufry AG *	7,740	1,024,142
Emmi AG	777	637,293
EMS-Chemie Holding AG	1,000	641,370
Flughafen Zuerich AG	3,236	677,118
Forbo Holding AG	309	488,553
Galenica AG *	2,123	121,271
GAM Holding AG *	65,140	658,601
Helvetia Holding AG	1,883	1,112,900
Huber & Suhner AG	6,589	398,769
Implenia AG	6,368	503,429
Kudelski S.A. - BR *(a)	24,238	234,113
Landis&Gyr Group AG *	2,280	145,499
Logitech International S.A.	22,383	984,392
Luxoft Holding, Inc. *	1,800	68,400
Metall Zug AG, B Shares	124	385,093
Mobimo Holding AG	1,590	394,538
OC Oerlikon Corp. AG *	52,581	816,971
Oriflame Holding AG	11,447	380,722
Panalpina Welttransport Holding AG	5,255	750,248
Partners Group Holding AG	1,265	959,966
PSP Swiss Property AG	4,466	420,433
Rieter Holding AG (a)	1,331	202,838
Schmolz & Bickenbach AG *	608,968	500,698
Schweiter Technologies AG	309	338,778
SFS Group AG *	3,328	393,882
Sonova Holding AG	8,227	1,516,741
Straumann Holding AG	513	398,358
Sulzer AG	5,854	718,032
Sunrise Communications Group AG *	9,467	834,394
Tecan Group AG	1,350	342,514
Temenos AG *	2,405	387,088
Valiant Holding AG	3,440	367,198
Valora Holding AG *	1,926	592,121
VAT Group AG *	428	56,191
Vontobel Holding AG	1,042	72,241

36

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wizz Air Holdings plc *	10,442	475,023
Zehnder Group AG	8,539	371,485
		26,236,428

United Kingdom 12.3%
888 Holdings plc	16,760	54,710
AA plc	525,662	772,752
Ashmore Group plc	98,529	471,183
ASOS plc *	3,446	274,378
Auto Trader Group plc	62,875	350,707
Avon Products, Inc. *	627,569	997,835
B&M European Value Retail S.A.	130,777	707,628
BBA Aviation plc	275,019	1,262,791
BCA Marketplace plc	143,786	444,451
Beazley plc	134,082	986,966
Bodycote plc	69,670	915,036
Bovis Homes Group plc	47,640	720,186
Brewin Dolphin Holdings plc	60,963	280,167
Britvic plc	71,510	753,713
BTG plc *	38,391	267,285
Card Factory plc	153,900	426,223
Centamin plc	275,167	428,988
Chemring Group plc	164,048	492,009
Cineworld Group plc	113,524	403,162
Close Brothers Group plc	42,468	883,879
Coats Group plc	405,011	439,393
Cobham plc *	907,580	1,487,981
Computacenter plc	49,322	1,013,946
ConvaTec Group plc	48,291	138,655
Conviviality plc *(b)	62,321	—
Costain Group plc	45,635	260,460
Cranswick plc	18,448	793,434
Crest Nicholson Holdings plc	82,375	410,804
Daily Mail & General Trust plc	105,972	1,036,942
Dairy Crest Group plc	65,868	418,958
Dart Group plc	28,926	349,484
De La Rue plc	42,064	279,368
Debenhams plc (a)	3,308,577	521,555
Derwent London plc	11,109	454,705
DFS Furniture plc	32,516	87,492
Dialog Semiconductor plc *	20,286	352,103
Diploma plc	22,577	390,104
Domino's Pizza Group plc	81,349	336,638
Dunelm Group plc	46,785	321,781
EI Group plc *	466,149	934,631
Electrocomponents plc	108,921	1,024,605
Elementis plc	183,997	626,892
EnQuest plc *	913,189	432,500
Essentra plc	116,648	735,934
esure Group plc	122,785	328,255
Etalon Group plc	31,149	87,217
Euromoney Institutional Investor plc	3,965	70,552
Evraz plc	141,938	1,035,475
Ferrexpo plc	86,881	221,797
Fidessa Group plc	10,817	547,306
Galliford Try plc	61,637	752,765
Genus plc	11,283	424,937
Grafton Group plc	104,699	1,050,540
Grainger plc	85,640	343,979
Great Portland Estates plc	7,466	70,021
Greencore Group plc	220,586	513,337
Greggs plc	45,869	634,440
GVC Holdings plc	6,085	93,489
Halfords Group plc	177,808	761,969
Halma plc	54,944	1,013,565
Hammerson plc	144,992	991,611
Hansteen Holdings plc	43,979	63,497
Hargreaves Lansdown plc	19,312	526,089
Security	Number of Shares	Value ($)
Headlam Group plc	53,212	319,883
Hill & Smith Holdings plc	19,158	377,978
Hilton Food Group plc	6,153	77,208
HomeServe plc	55,102	731,230
Howden Joinery Group plc	157,839	988,139
Hunting plc *	74,573	764,086
Ibstock plc	25,188	81,152
IG Group Holdings plc	120,859	1,458,927
Indivior plc *	167,634	672,396
Intermediate Capital Group plc	83,834	1,166,571
International Personal Finance plc	258,511	813,488
Interserve plc *(a)	889,267	814,127
Intu Properties plc	348,727	799,182
J.D. Wetherspoon plc	29,350	469,599
Janus Henderson Group plc	46,759	1,522,005
Jardine Lloyd Thompson Group plc	28,212	522,118
JD Sports Fashion plc	66,836	410,165
John Laing Group plc	108,111	413,363
Jupiter Fund Management plc	124,350	714,487
Just Group plc	78,079	110,989
KAZ Minerals plc *	44,549	493,387
KCOM Group plc	286,816	351,237
Keller Group plc	53,696	759,760
Kier Group plc	50,805	644,835
Lancashire Holdings Ltd.	121,811	915,233
Lookers plc	401,881	553,863
Man Group plc	610,398	1,389,121
Mapeley Ltd. *(b)	2,199	—
Marshalls plc	45,690	259,554
Marston's plc	411,584	510,782
McCarthy & Stone plc	168,465	239,472
Melrose Industries plc	1,335,108	3,777,889
Merlin Entertainments plc	173,178	895,233
Micro Focus International plc	29,171	475,996
Millennium & Copthorne Hotels plc	13,033	88,954
Mitchells & Butlers plc	186,036	616,298
Mitie Group plc	352,379	711,348
Moneysupermarket.com Group plc	134,187	553,215
Morgan Advanced Materials plc	132,628	621,120
Morgan Sindall Group plc	27,290	505,055
N Brown Group plc	134,322	255,994
National Express Group plc	243,276	1,288,456
NEX Group plc	105,086	1,392,324
Nomad Foods Ltd. *	36,481	693,139
Northgate plc	167,610	961,384
Ocado Group plc *	49,795	721,476
Pagegroup plc	133,030	1,044,725
Paragon Banking Group plc	60,282	393,524
PayPoint plc	24,829	304,058
Pendragon plc	2,504,103	767,458
Petra Diamonds Ltd. *	334,332	202,299
Pets at Home Group plc	226,635	345,582
Playtech plc	60,543	427,004
Polypipe Group plc	56,105	276,616
Premier Oil plc *	1,186,851	1,996,540
PZ Cussons plc	86,370	263,601
QinetiQ Group plc	299,402	1,064,169
Randgold Resources Ltd.	14,883	1,101,959
Rathbone Brothers plc	8,832	284,710
Redrow plc	43,322	305,413
Renishaw plc	4,478	321,566
Rentokil Initial plc	300,502	1,336,021
Rightmove plc	5,429	346,839
Rotork plc	214,690	1,012,750
Royal Bank of Scotland Group plc *	377,894	1,263,739
RPC Group plc	71,022	759,259
RPS Group plc	136,880	441,070
Saga plc	444,187	724,320
Savills plc	46,600	541,622

37

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Schroders plc	18,505	755,579
Schroders plc, Non-Voting Shares	8,646	269,470
Segro plc	107,431	936,410
Senior plc	180,551	751,385
Serco Group plc *	349,661	464,138
SIG plc	600,040	955,879
Spectris plc	39,168	1,189,693
Speedy Hire plc	81,746	64,377
Spirax-Sarco Engineering plc	13,792	1,256,399
Spire Healthcare Group plc	150,262	488,808
Spirent Communications plc	290,017	431,670
Sports Direct International plc *	157,909	856,428
SSP Group plc	76,514	684,673
St. James's Place plc	67,826	1,073,165
St. Modwen Properties plc	58,602	311,518
Stagecoach Group plc	380,169	795,666
Stock Spirits Group plc	17,906	50,765
Stolt-Nielsen Ltd.	29,972	513,364
Superdry plc	13,418	219,057
Synthomer plc	77,180	535,667
TalkTalk Telecom Group plc (a)	392,162	590,402
Telecom Plus plc	21,939	297,171
The Go-Ahead Group plc	27,573	558,055
The Restaurant Group plc	165,719	575,532
The Unite Group plc	33,520	384,787
Thomas Cook Group plc	497,328	624,823
TP ICAP plc	63,937	234,748
Tullow Oil plc *	453,106	1,346,972
Tyman plc	61,024	270,327
Ultra Electronics Holdings plc	28,442	616,344
Vedanta Resources plc	63,787	684,908
Vertu Motors plc	612,665	394,035
Vesuvius plc	108,191	899,231
Victrex plc	19,612	812,591
WH Smith plc	36,595	923,960
		104,518,314
Total Common Stock
(Cost $710,879,857)		842,466,929

Preferred Stock 0.2% of net assets

Germany 0.2%
Draegerwerk AG & Co. KGaA	2,433	186,848
Jungheinrich AG	7,636	281,039
Sartorius AG	2,953	480,088
Schaeffler AG	37,720	517,107
Sixt SE	700	58,347
		1,523,429

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A - RSP	19,923	349,454

Sweden 0.0%
SAS AB	2,999	189,634
Total Preferred Stock
(Cost $1,965,863)		2,062,517

Security	Number of Shares	Value ($)
Other Investment Company 2.9% of net assets

Securities Lending Collateral 2.9%
Wells Fargo Government Money Market Fund, Select Class 1.83% (c)	24,696,024	24,696,024
Total Other Investment Company
(Cost $24,696,024)		24,696,024
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
BNP Paribas
Euro
(0.57%), 08/01/18 (d)	166,314	194,479
U.S. Dollar
1.27%, 08/01/18 (d)	1,762,504	1,762,504
Brown Brothers Harriman
Australian Dollar
0.78%, 08/01/18 (d)	27,822	20,671
Canadian Dollar
0.63%, 08/01/18 (d)	65,918	50,673
New Zealand Dollar
1.00%, 08/01/18 (d)	1	1
Norwegian Krone
0.20%, 08/01/18 (d)	41,924	5,140
Swedish Krona
(0.93%), 08/01/18 (d)	41,633	4,735
Swiss Franc
(1.49%), 08/02/18 (d)	6,239	6,301
Citibank
Great British Pound
0.25%, 08/01/18 (d)	92,962	122,017
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.21%), 08/01/18 (d)	13,181,531	117,887
The Hongkong and Shanghai Banking Corp.
Hong Kong Dollar
0.30%, 08/01/18 (d)	409,008	52,109
Singapore Dollar
0.41%, 08/01/18 (d)	157,475	115,675
Total Short-Term Investments
(Cost $2,452,192)		2,452,192

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/21/18	44	4,409,460	43,315

38

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

At July 31, 2018, the values of certain foreign securities held by the fund aggregating $713,304,730 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $23,235,595.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

39

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock
Australia	$537,716	$47,172,806	$— *	$47,710,522
Austria	1,700,820	6,160,568	—	7,861,388
Belgium	1,369,939	8,203,574	—	9,573,513
Canada	79,963,445	804,930	—	80,768,375
Denmark	716,111	11,699,028	—	12,415,139
Finland	487,701	12,001,405	—	12,489,106
France	1,251,576	33,452,786	—	34,704,362
Germany	1,498,911	25,160,027	—	26,658,938
Greece	—	—	— *	—
Hong Kong	3,853,263	34,714,737	884,413	39,452,413
Ireland	4,902,503	2,053,477	—	6,955,980
Israel	484,844	6,093,910	—	6,578,754
Italy	728,674	23,121,655	— *	23,850,329
Japan	416,488	301,160,308	—	301,576,796
Luxembourg	1,374,668	3,426,484	— *	4,801,152
Netherlands	2,944,680	12,803,471	—	15,748,151
New Zealand	477,930	9,325,425	—	9,803,355
Norway	522,340	15,683,840	—	16,206,180
Portugal	—	3,950,325	— *	3,950,325
Singapore	1,832,988	13,042,397	— *	14,875,385
Spain	725,670	11,473,350	11,476 *	12,210,496
Sweden	859,518	22,662,010	—	23,521,528
Switzerland	1,288,343	24,948,085	—	26,236,428
United Kingdom	21,851,611	82,666,703	— *	104,518,314
Preferred Stock[1]	—	1,523,429	—	1,523,429
Italy	349,454	—	—	349,454
Sweden	189,634	—	—	189,634
Other Investment Company[1]	24,696,024	—	—	24,696,024
Short-Term Investments[1]	—	2,452,192	—	2,452,192
Futures Contracts[2]	43,315	—	—	43,315
Total	$155,068,166	$715,756,922	$895,889	$871,720,977
*	Level 3 amount shown includes securities determined to have no value at July 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $55,562,885 and $10,474,378 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation procedures approved by the Board of Trustees. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted market price was available. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
40

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 91.6% of net assets

Brazil 5.4%
Ambev S.A.	529,450	2,738,024
B3 SA - Brasil Bolsa Balcao	97,733	619,473
Banco Bradesco S.A.	132,926	987,392
Banco do Brasil S.A.	324,915	2,813,454
BRF S.A. *	168,918	1,019,368
CCR S.A.	160,700	450,849
Centrais Eletricas Brasileiras S.A. *	66,616	306,519
Cia Energetica de Minas Gerais	13,000	25,042
Cielo S.A.	105,934	405,018
Companhia de Saneamento Basico do Estado de Sao Paulo	74,510	496,296
Embraer S.A.	151,651	777,791
Itau Unibanco Holding S.A.	58,602	624,538
JBS S.A.	477,500	1,147,537
Kroton Educacional S.A.	113,200	340,809
Petrobras Distribuidora S.A.	28,600	148,513
Petroleo Brasileiro S.A.	904,858	5,289,368
Tim Participacoes S.A.	184,047	608,047
Ultrapar Participacoes S.A.	117,314	1,270,566
Vale S.A.	779,397	11,387,880
		31,456,484

Chile 0.6%
Cencosud S.A.	352,292	965,102
Empresas Copec S.A.	77,827	1,249,025
Enel Americas S.A.	3,977,911	702,401
Latam Airlines Group S.A.	45,788	521,395
		3,437,923

China 19.6%
Agricultural Bank of China Ltd., Class H	5,059,600	2,458,735
Alibaba Group Holding Ltd. ADR *	6,527	1,222,050
Anhui Conch Cement Co., Ltd., Class H	145,000	932,524
Baidu, Inc. ADR *	5,824	1,439,576
Bank of China Ltd., Class H	16,173,234	7,640,499
Bank of Communications Co., Ltd., Class H	1,616,000	1,169,875
China Cinda Asset Management Co., Ltd., Class H	1,282,000	360,299
China CITIC Bank Corp., Ltd., Class H	1,481,000	953,206
China Communications Construction Co., Ltd., Class H	763,322	845,572
China Communications Services Corp., Ltd., Class H	795,000	503,996
China Construction Bank Corp., Class H	17,551,960	16,047,452
China Evergrande Group *(a)	256,000	710,454
China Life Insurance Co., Ltd., Class H	450,000	1,130,791
China Merchants Bank Co., Ltd., Class H	386,650	1,516,544
Security	Number of Shares	Value ($)
China Minsheng Banking Corp., Ltd., Class H	1,300,800	967,182
China Mobile Ltd.	1,164,555	10,519,908
China National Building Material Co., Ltd., Class H	1,440,000	1,567,652
China Overseas Land & Investment Ltd.	438,000	1,379,888
China Pacific Insurance Group Co., Ltd., Class H	193,600	757,514
China Petroleum & Chemical Corp., Class H	13,053,400	12,547,477
China Railway Construction Corp., Ltd., Class H	562,000	678,890
China Railway Group Ltd., Class H	802,000	696,704
China Resources Beer Holdings Co., Ltd.	315,000	1,419,415
China Resources Land Ltd.	308,000	1,129,342
China Resources Power Holdings Co., Ltd.	532,000	1,027,641
China Shenhua Energy Co., Ltd., Class H	766,500	1,737,907
China Telecom Corp., Ltd., Class H	4,812,000	2,275,846
China Unicom (Hong Kong) Ltd.	1,795,056	2,216,471
CITIC Ltd.	787,000	1,115,558
CNOOC Ltd.	4,486,075	7,515,735
Dongfeng Motor Group Co., Ltd., Class H	498,000	500,699
Great Wall Motor Co., Ltd., Class H	501,500	361,497
Guangzhou R&F Properties Co., Ltd., Class H	220,400	396,805
Haier Electronics Group Co., Ltd. *	205,000	599,530
Hengan International Group Co., Ltd.	59,500	530,023
Huaneng Power International, Inc., Class H	1,458,000	1,098,433
Industrial & Commercial Bank of China Ltd., Class H	12,722,172	9,454,656
Jiangxi Copper Co., Ltd., Class H	562,000	711,019
Kingboard Holdings Ltd.	113,000	395,434
Kunlun Energy Co., Ltd.	698,000	603,820
Lenovo Group Ltd.	2,288,000	1,272,408
PetroChina Co., Ltd., Class H	7,230,000	5,505,974
PICC Property & Casualty Co., Ltd., Class H	888,000	1,003,384
Ping An Insurance Group Co. of China Ltd., Class H	219,000	2,038,732
Shimao Property Holdings Ltd.	263,500	749,403
Sinopec Shanghai Petrochemical Co., Ltd., Class H	872,000	524,321
Sinopharm Group Co., Ltd., Class H	194,000	820,583
Tencent Holdings Ltd.	45,600	2,075,455
Weichai Power Co., Ltd., Class H	340,000	415,968
		113,542,847

41

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Colombia 0.6%
Bancolombia S.A.	38,819	449,363
Ecopetrol S.A.	2,361,853	2,508,524
Grupo Argos S.A.	57,996	389,248
		3,347,135

Czech Republic 0.3%
CEZ A/S	52,887	1,388,863

Greece 0.6%
Alpha Bank AE *	474,897	1,036,838
Hellenic Telecommunications Organization S.A.	46,603	605,632
National Bank of Greece S.A. *	2,861,300	931,153
Piraeus Bank S.A. *	239,489	756,267
		3,329,890

Hong Kong 0.1%
China Huarong Asset Management Co., Ltd., Class H	1,070,000	272,941
Country Garden Holdings Co., Ltd.	326,000	508,031
		780,972

Hungary 0.4%
MOL Hungarian Oil & Gas plc	126,109	1,235,602
OTP Bank plc	27,068	1,018,139
		2,253,741

India 4.7%
Bharat Petroleum Corp., Ltd.	154,115	878,849
Bharti Airtel Ltd.	187,237	1,068,600
Coal India Ltd.	233,244	889,077
HCL Technologies Ltd.	48,591	684,536
Hero MotoCorp Ltd.	9,505	457,041
Hindalco Industries Ltd.	185,073	578,171
Hindustan Petroleum Corp., Ltd.	125,641	523,922
Housing Development Finance Corp., Ltd.	53,453	1,556,565
Indian Oil Corp., Ltd.	483,390	1,162,897
Infosys Ltd.	181,898	3,612,447
ITC Ltd.	170,246	739,935
JSW Steel Ltd.	133,399	644,408
NTPC Ltd.	290,163	655,795
Oil & Natural Gas Corp., Ltd.	662,780	1,601,361
Reliance Industries Ltd.	320,265	5,550,508
State Bank of India	379,099	1,625,705
Sun Pharmaceutical Industries Ltd.	62,000	514,519
Tata Consultancy Services Ltd.	62,538	1,770,872
Tata Motors Ltd. *	305,826	1,156,985
Tata Motors Ltd., Class A *	134,427	283,190
Tata Steel Ltd.	56,407	464,606
Vedanta Ltd.	159,374	518,189
Wipro Ltd.	110,265	444,735
		27,382,913

Indonesia 1.2%
Golden Agri-Resources Ltd.	2,313,963	476,665
PT Astra International Tbk	3,219,200	1,597,118
PT Bank Central Asia Tbk	484,300	781,743
PT Bank Mandiri (Persero) Tbk	1,526,700	704,875
PT Bank Rakyat Indonesia (Persero) Tbk	4,050,300	862,953
Security	Number of Shares	Value ($)
PT Perusahaan Gas Negara (Persero) Tbk	4,337,400	512,281
PT Telekomunikasi Indonesia (Persero) Tbk	5,659,100	1,403,278
PT United Tractors Tbk	236,100	578,423
		6,917,336

Malaysia 1.6%
Axiata Group Berhad	1,054,094	1,141,866
CIMB Group Holdings Berhad	477,003	686,845
Genting Berhad	410,000	883,267
Malayan Banking Berhad	677,700	1,637,336
Maxis Berhad	422,854	603,380
Petronas Chemicals Group Berhad	371,100	816,157
Public Bank Berhad	240,265	1,423,170
Tenaga Nasional Berhad	571,800	2,209,192
		9,401,213

Mexico 4.0%
Alfa S.A.B. de C.V., Class A	945,000	1,285,842
America Movil S.A.B. de C.V., Series L	10,216,919	8,754,501
Cemex S.A.B. de C.V., Series CPO *	2,756,856	2,054,579
Coca-Cola Femsa S.A.B. de C.V., Series L	87,000	544,749
Fomento Economico Mexicano S.A.B. de C.V.	289,615	2,841,180
Grupo Bimbo S.A.B. de C.V., Series A	314,400	669,024
Grupo Financiero Banorte S.A.B. de C.V., Class O	235,300	1,640,734
Grupo Mexico S.A.B. de C.V., Series B	482,536	1,517,169
Grupo Televisa S.A.B., Series CPO	337,517	1,343,530
Wal-Mart de Mexico S.A.B. de C.V.	788,537	2,302,857
		22,954,165

Peru 0.2%
Credicorp Ltd.	4,014	918,283

Philippines 0.1%
PLDT, Inc.	30,875	774,538

Poland 1.6%
Bank Pekao S.A.	22,415	686,332
Energa S.A.	124,613	305,529
KGHM Polska Miedz S.A.	54,025	1,429,324
Orange Polska S.A. *	439,668	599,504
PGE S.A. *	328,660	884,596
Polski Koncern Naftowy Orlen S.A.	90,336	2,291,014
Polskie Gornictwo Naftowe i Gazownictwo S.A.	414,534	626,477
Powszechna Kasa Oszczednosci Bank Polski S.A. *	86,005	981,461
Powszechny Zaklad Ubezpieczen S.A.	88,798	1,021,300
Tauron Polska Energia S.A. *	824,534	507,813
		9,333,350

Republic of Korea 17.7%
CJ CheilJedang Corp.	1,541	466,266
CJ Corp.	4,447	559,000
Daelim Industrial Co., Ltd.	8,980	630,088
DB Insurance Co., Ltd.	10,150	585,383
Doosan Heavy Industries & Construction Co., Ltd. *	32,977	444,843
E-Mart, Inc.	4,494	878,563

42

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GS Holdings Corp.	12,387	596,162
Hana Financial Group, Inc.	34,982	1,406,543
Hankook Tire Co., Ltd.	15,740	624,743
Hanwha Corp.	13,062	375,908
Hyosung Advanced Materials Corp. *	899	136,620
Hyosung Chemical Corp. *	422	63,565
Hyosung Corp.	1,826	72,837
Hyosung Heavy Industries Corp. *	1,234	58,355
Hyosung TNC Co., Ltd. *	573	113,970
Hyundai Engineering & Construction Co., Ltd.	23,051	1,211,536
Hyundai Glovis Co., Ltd.	5,225	640,903
Hyundai Heavy Industries Co., Ltd. *	11,020	1,052,806
Hyundai Marine & Fire Insurance Co., Ltd.	14,791	485,077
Hyundai Mobis Co., Ltd.	17,733	3,614,795
Hyundai Motor Co.	44,222	5,125,032
Hyundai Steel Co.	28,195	1,358,854
Hyundai Wia Corp.	9,524	401,654
Industrial Bank Of Korea	51,442	720,689
KB Financial Group, Inc.	45,447	2,184,339
Kia Motors Corp.	138,718	3,932,742
Korea Electric Power Corp.	110,198	3,274,590
Korea Gas Corp. *	16,770	873,923
Korea Zinc Co., Ltd.	1,348	497,797
Korean Air Lines Co., Ltd.	20,683	541,643
KT&G Corp.	14,460	1,428,356
LG Chem Ltd.	7,765	2,611,551
LG Corp.	12,583	848,217
LG Display Co., Ltd.	116,085	2,200,760
LG Electronics, Inc.	35,909	2,406,906
LG Uplus Corp.	68,064	937,052
Lotte Chemical Corp.	2,802	902,417
Lotte Shopping Co., Ltd.	3,608	665,384
NAVER Corp.	789	506,217
POSCO	23,248	6,842,243
S-Oil Corp.	11,133	1,169,329
Samsung Electro-Mechanics Co., Ltd.	9,798	1,348,719
Samsung Electronics Co., Ltd.	726,544	30,159,007
Samsung Fire & Marine Insurance Co., Ltd.	5,066	1,237,155
Samsung Heavy Industries Co., Ltd. *	84,988	493,721
Samsung Life Insurance Co., Ltd.	8,825	759,786
Samsung SDI Co., Ltd.	4,614	947,964
Samsung SDS Co., Ltd.	3,091	579,750
Shinhan Financial Group Co., Ltd.	69,540	2,712,707
SK Holdings Co., Ltd.	1,731	408,030
SK Hynix, Inc.	54,043	4,177,003
SK Innovation Co., Ltd.	23,736	4,215,666
SK Networks Co., Ltd.	158,249	666,218
Woori Bank	66,048	998,311
		102,151,695

Russia 12.2%
Alrosa PJSC	325,000	506,186
Gazprom PJSC	9,035,230	20,795,549
Gazprom PJSC ADR	500,000	2,242,300
Inter RAO UES PJSC	10,000,000	663,003
Lukoil PJSC	239,321	17,052,561
Magnit PJSC	16,460	1,087,607
MegaFon PJSC *	60,000	565,089
MMC Norilsk Nickel PJSC	11,182	1,947,738
Mobile TeleSystems PJSC	399,822	1,688,278
NovaTek PJSC	201,450	2,980,778
Rosneft Oil Co. PJSC	446,670	2,995,734
Rostelecom PJSC	782,770	880,830
Sberbank of Russia PJSC	1,457,860	5,013,878
Severstal PJSC	36,440	595,126
Security	Number of Shares	Value ($)
Sistema PJSC FC	6,503,400	944,170
Surgutneftegas PJSC	11,897,505	5,520,859
Tatneft PJSC	332,410	3,838,421
VTB Bank PJSC	1,422,470,000	1,099,569
		70,417,676

South Africa 5.4%
Absa Group Ltd.	88,600	1,154,257
AngloGold Ashanti Ltd.	107,415	942,906
Aspen Pharmacare Holdings Ltd.	17,976	348,221
Barloworld Ltd.	70,383	677,440
Bid Corp., Ltd.	39,923	798,245
FirstRand Ltd.	343,087	1,803,301
Gold Fields Ltd.	281,078	1,031,486
Impala Platinum Holdings Ltd. *	334,247	496,473
Imperial Holdings Ltd.	62,723	1,016,982
MTN Group Ltd.	617,211	5,369,338
Naspers Ltd., N Shares	4,408	1,085,112
Nedbank Group Ltd.	34,355	710,932
Remgro Ltd.	32,903	543,128
Sanlam Ltd.	158,620	919,631
Sappi Ltd.	84,142	601,357
Sasol Ltd.	176,824	6,968,195
Shoprite Holdings Ltd.	59,268	980,227
Standard Bank Group Ltd.	182,200	2,817,305
Steinhoff International Holdings N.V. *	3,851,936	728,409
The Bidvest Group Ltd.	36,782	522,849
Tiger Brands Ltd.	21,217	562,397
Vodacom Group Ltd.	55,228	588,246
Woolworths Holdings Ltd.	136,833	531,593
		31,198,030

Taiwan 12.1%
Acer, Inc. *	1,184,496	970,755
Asustek Computer, Inc.	262,041	2,258,897
AU Optronics Corp.	4,488,800	1,942,712
Catcher Technology Co., Ltd.	65,000	800,640
Cathay Financial Holding Co., Ltd.	633,599	1,092,703
Cheng Shin Rubber Industry Co., Ltd.	369,000	570,694
China Steel Corp.	2,093,198	1,711,138
Chunghwa Telecom Co., Ltd.	573,906	1,988,886
Compal Electronics, Inc.	2,659,305	1,654,730
CTBC Financial Holding Co., Ltd.	1,480,201	1,004,304
Delta Electronics, Inc.	298,590	1,041,018
Far Eastern New Century Corp.	1,101,817	1,176,574
Far EasTone Telecommunications Co., Ltd.	235,622	559,221
First Financial Holding Co., Ltd.	765,000	526,222
Formosa Chemicals & Fibre Corp.	486,442	1,919,079
Formosa Petrochemical Corp.	224,330	884,159
Formosa Plastics Corp.	436,732	1,608,219
Foxconn Technology Co., Ltd.	220,317	547,560
Fubon Financial Holding Co., Ltd.	748,674	1,242,082
Hon Hai Precision Industry Co., Ltd.	4,121,466	11,305,093
Hotai Motor Co., Ltd.	54,000	470,197
HTC Corp. *	442,473	780,781
Innolux Corp.	5,986,357	2,254,624
Inventec Corp.	1,265,639	1,012,770
Largan Precision Co., Ltd.	3,000	505,158
Lite-On Technology Corp.	664,167	872,872
MediaTek, Inc.	188,138	1,564,676
Mega Financial Holding Co., Ltd.	1,119,340	997,107
Nan Ya Plastics Corp.	628,622	1,746,746
Pegatron Corp.	834,264	1,858,546
Pou Chen Corp.	595,267	654,814
Quanta Computer, Inc.	857,500	1,484,334
Synnex Technology International Corp.	564,850	807,282

43

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Taiwan Cement Corp.	780,228	1,004,009
Taiwan Mobile Co., Ltd.	183,334	632,142
Taiwan Semiconductor Manufacturing Co., Ltd.	1,513,803	12,103,925
Uni-President Enterprises Corp.	559,678	1,480,456
United Microelectronics Corp.	3,056,965	1,750,663
Walsin Lihwa Corp.	1,010,000	688,198
Wistron Corp.	1,514,209	1,171,555
WPG Holdings Ltd.	688,000	955,642
Yuanta Financial Holding Co., Ltd.	1,011,000	466,364
		70,067,547

Thailand 2.2%
Advanced Info Service PCL NVDR	159,075	965,872
Bangkok Bank PCL - Reg'd	103,000	643,943
Charoen Pokphand Foods PCL NVDR	694,000	568,834
CP ALL PCL NVDR	188,000	424,122
Kasikornbank PCL NVDR	159,400	1,040,680
Krung Thai Bnk Ltd. NVDR	675,000	385,903
PTT Exploration & Production Public Co., Ltd. NVDR	329,600	1,368,463
PTT Global Chemical PCL NVDR	442,100	1,088,250
PTT PCL NVDR	2,321,870	3,577,722
Thai Beverage PCL	774,405	432,811
Thai Oil PCL NVDR	230,100	555,227
The Siam Cement Public Co., Ltd. NVDR	63,100	850,153
The Siam Commercial Bank PCL NVDR	215,700	908,363
		12,810,343

Turkey 0.9%
Akbank T.A.S.	396,625	583,992
BIM Birlesik Magazalar A/S	27,953	401,773
Eregli Demir ve Celik Fabrikalari TAS	230,570	517,410
Haci Omer Sabanci Holding A/S	252,457	435,844
KOC Holding A/S	218,473	617,201
Tupras-Turkiye Petrol Rafinerileri A/S	33,255	728,664
Turkcell Iletisim Hizmetleri A/S	219,255	576,176
Turkiye Garanti Bankasi A/S	387,075	558,470
Turkiye Halk Bankasi A/S	276,668	390,784
Turkiye Is Bankasi A/S, Class C	365,530	378,049
		5,188,363

United Arab Emirates 0.1%
Emirates Telecommunications Group Co. PJSC	139,293	658,286
Total Common Stock
(Cost $447,751,287)		529,711,593

Preferred Stock 7.0% of net assets

Brazil 4.5%
Banco Bradesco S.A.	511,395	4,159,777
Braskem S.A., Class A	42,300	616,586
Centrais Eletricas Brasileiras S.A., Class B *	45,420	233,314
Cia Energetica de Sao Paulo, Class B	113,900	528,335
Companhia Energetica de Minas Gerais	702,808	1,541,073
Companhia Paranaense de Energia-Copel	81,744	446,474
Compania Brasileira de Distribuicao Grupo Pao de Acucar	51,815	1,147,901
Gerdau S.A.	373,406	1,659,450
Itau Unibanco Holding S.A.	531,586	6,373,423
Security	Number of Shares	Value ($)
Itausa - Investimentos Itau S.A.	273,207	758,484
Metalurgica Gerdau S.A.	570,477	1,168,830
Petroleo Brasileiro S.A.	1,178,954	6,194,275
Telefonica Brasil S.A.	116,972	1,279,639
		26,107,561

Chile 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B	9,221	445,416

Colombia 0.1%
Bancolombia S.A.	71,090	816,533

Republic of Korea 0.9%
Hyundai Motor Co., Ltd.	6,993	511,102
Hyundai Motor Co., Ltd. 2nd	10,899	855,560
LG Chem Ltd.	1,363	263,666
LG Electronics, Inc.	3,192	86,883
Samsung Electronics Co., Ltd.	103,150	3,541,155
		5,258,366

Russia 1.4%
Bashneft PJSC	6,500	171,391
Sberbank of Russia PJSC	103,600	302,506
Surgutneftegas PJSC	3,225,200	1,783,639
Transneft PJSC	2,262	5,887,292
		8,144,828
Total Preferred Stock
(Cost $30,442,760)		40,772,704

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.83% (b)	705,280	705,280
Total Other Investment Company
(Cost $705,280)		705,280
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
Barclays Capital, Inc.
U.S. Dollar
1.27%, 08/01/18 (c)	27,263	27,263
Brown Brothers Harriman
Euro
(0.57%), 08/01/18 (c)	797	932
SIingapore Dollar
0.41%, 08/01/18 (c)	608	446
South African Rand
5.10%, 08/01/18 (c)	1,635,674	124,221
JPMorgan Chase Bank
U.S. Dollar
1.27%, 08/01/18 (c)	1,211,600	1,211,600

44

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
The Hongkong and Shanghai Banking Corp.
Hong Kong Dollar
0.30%, 08/01/18 (c)	752,732	95,901
Total Short-Term Investments
(Cost $1,460,363)		1,460,363

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index expires 09/21/18	138	7,564,470	106,448
At July 31, 2018, the values of certain foreign securities held by the fund aggregating $399,342,589 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $674,932.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
NVDR –	Non-Voting Depositary Receipt
Reg’d –	Registered

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$137,477,012	$—	$137,477,012
Brazil	31,456,484	—	—	31,456,484
Chile	3,437,923	—	—	3,437,923
China	3,482,209	110,060,638	—	113,542,847
Colombia	3,347,135	—	—	3,347,135
Mexico	22,954,165	—	—	22,954,165
Peru	918,283	—	—	918,283
Republic of Korea	1,800,866	100,350,829	—	102,151,695
Russia	66,441,098	3,976,578	—	70,417,676
South Africa	1,316,655	29,881,375	—	31,198,030
Thailand	643,943	12,166,400	—	12,810,343
Preferred Stock[1]	—	5,258,366	—	5,258,366
Brazil	26,107,561	—	—	26,107,561
Chile	445,416	—	—	445,416
Colombia	816,533	—	—	816,533
Russia	7,973,437	171,391	—	8,144,828
Other Investment Company[1]	705,280	—	—	705,280
Short-Term Investments[1]	—	1,460,363	—	1,460,363
Futures Contracts[2]	106,448	—	—	106,448
Total	$171,953,436	$400,802,952	$—	$572,756,388
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $9,261,548 and $5,677,368 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation procedures approved by the Board of Trustees. There were no transfers in or out of Level 3 during the period. Fund Investments in underlying mututal funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
45

Schwab Fundamental Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and
46

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87631JUL18
47

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 92.0% of net assets

Automobiles & Components 1.6%
Cooper Tire & Rubber Co.	8,400	239,820
Dana, Inc.	27,633	589,964
Delphi Technologies plc	19,746	891,927
Gentherm, Inc. *	17,760	804,528
Visteon Corp. *	5,497	643,589
		3,169,828

Banks 9.8%
1st Source Corp.	13,600	769,216
Banc of California, Inc.	51,430	1,028,600
East West Bancorp, Inc.	10,140	656,464
FCB Financial Holdings, Inc., Class A *	7,900	402,900
First Busey Corp.	34,718	1,101,255
First Interstate BancSystem, Inc., Class A	12,598	543,604
First Midwest Bancorp, Inc.	75,299	2,008,224
Flushing Financial Corp.	36,885	925,076
Great Western Bancorp, Inc.	46,916	1,963,435
Home BancShares, Inc.	26,438	613,097
International Bancshares Corp.	27,828	1,236,955
MB Financial, Inc.	44,948	2,177,731
MGIC Investment Corp. *	75,332	940,143
Northwest Bancshares, Inc.	96,829	1,744,859
Pinnacle Financial Partners, Inc.	6,249	390,562
SVB Financial Group *	2,222	684,109
Texas Capital Bancshares, Inc. *	5,183	470,616
Union Bankshares Corp.	24,530	993,710
United Community Banks, Inc.	16,579	497,867
		19,148,423

Capital Goods 12.0%
Actuant Corp., Class A	18,904	539,709
Albany International Corp., Class A	24,202	1,600,962
American Woodmark Corp. *	7,390	616,696
Astronics Corp. *	10,070	412,971
Beacon Roofing Supply, Inc. *	12,822	539,550
CIRCOR International, Inc.	23,965	1,062,848
Cubic Corp.	14,184	965,930
Curtiss-Wright Corp.	3,929	522,675
EMCOR Group, Inc.	11,109	854,838
EnPro Industries, Inc.	6,789	518,612
ESCO Technologies, Inc.	22,684	1,412,079
Fluor Corp.	15,771	808,264
GATX Corp.	11,221	923,937
Granite Construction, Inc.	13,031	703,022
John Bean Technologies Corp.	6,702	741,241
Lindsay Corp.	5,764	542,623
Luxfer Holdings plc	51,841	959,058
Mueller Industries, Inc.	56,272	1,863,166
Primoris Services Corp.	24,725	667,822
Regal Beloit Corp.	6,380	548,361
Simpson Manufacturing Co., Inc.	13,376	975,913
Security	Number of Shares	Value ($)
Tennant Co.	3,226	262,435
Thermon Group Holdings, Inc. *	53,972	1,353,078
TriMas Corp. *	70,952	2,100,179
Watts Water Technologies, Inc., Class A	8,031	687,052
Wesco Aircraft Holdings, Inc. *	30,796	368,012
Woodward, Inc.	9,574	796,653
		23,347,686

Commercial & Professional Services 6.9%
ACCO Brands Corp.	85,492	1,094,298
ASGN, Inc. *	8,053	727,186
Deluxe Corp.	7,957	468,906
Forrester Research, Inc.	29,197	1,350,361
FTI Consulting, Inc. *	12,184	962,049
Healthcare Services Group, Inc.	17,749	714,575
Huron Consulting Group, Inc. *	19,566	854,056
ICF International, Inc.	10,670	785,845
Knoll, Inc.	24,183	545,327
Korn/Ferry International	6,016	396,936
Matthews International Corp., Class A	25,659	1,348,380
Mistras Group, Inc. *	37,960	798,678
Navigant Consulting, Inc. *	30,850	671,296
Nielsen Holdings plc	17,098	402,829
SP Plus Corp. *	22,600	881,400
Steelcase, Inc., Class A	43,555	598,881
The Brink's Co.	10,802	862,540
		13,463,543

Consumer Durables & Apparel 2.2%
Helen of Troy Ltd. *	4,240	485,692
iRobot Corp. *	6,047	479,225
Newell Brands, Inc.	27,402	717,658
Skechers U.S.A., Inc., Class A *	40,617	1,125,903
TopBuild Corp. *	7,292	541,650
TRI Pointe Group, Inc. *	56,750	804,148
Universal Electronics, Inc. *	2,921	102,089
		4,256,365

Consumer Services 3.6%
Bloomin' Brands, Inc.	8,831	170,791
Boyd Gaming Corp.	20,117	751,370
Dave & Buster's Entertainment, Inc. *	6,184	303,944
Del Taco Restaurants, Inc. *	18,370	237,708
Eldorado Resorts, Inc. *	16,982	727,679
Extended Stay America, Inc.	25,963	552,752
Jack in the Box, Inc.	7,427	625,650
Marriott Vacations Worldwide Corp.	5,652	673,210
Norwegian Cruise Line Holdings Ltd. *	11,227	561,687
Penn National Gaming, Inc. *	22,576	723,561
Planet Fitness, Inc., Class A *	15,481	735,657
Sotheby's *	10,619	563,975
The Cheesecake Factory, Inc.	7,376	413,277
		7,041,261

1

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diversified Financials 3.8%
Ally Financial, Inc.	20,166	539,642
BrightSphere Investment Group plc	22,103	314,968
E*TRADE Financial Corp. *	8,713	521,124
Eaton Vance Corp.	10,661	566,419
Green Dot Corp., Class A *	9,312	738,628
Houlihan Lokey, Inc.	13,736	675,262
Jefferies Financial Group, Inc.	46,114	1,118,264
Ladder Capital Corp.	1	16
Moelis & Co., Class A	8,124	516,686
OneMain Holdings, Inc. *	41,683	1,385,960
SLM Corp. *	51,916	586,132
Solar Capital Ltd.	26,410	562,005
		7,525,106

Energy 4.6%
Arch Coal, Inc., Class A	3,139	265,528
Cabot Oil & Gas Corp.	42,102	989,397
Carrizo Oil & Gas, Inc. *	19,907	560,979
Cheniere Energy, Inc. *	6,340	402,590
Delek US Holdings, Inc.	14,539	775,220
Dorian LPG Ltd. *	51,299	436,042
Dril-Quip, Inc. *	3,465	178,621
Era Group, Inc. *	31,386	443,484
Parsley Energy, Inc., Class A *	27,705	870,768
PBF Energy, Inc., Class A	16,112	752,430
Resolute Energy Corp. *	21,100	648,614
Scorpio Tankers, Inc.	364,796	784,311
SEACOR Holdings, Inc. *	14,984	790,706
SEACOR Marine Holdings, Inc. *	22,144	560,243
Unit Corp. *	11,028	274,597
US Silica Holdings, Inc.	10,873	293,136
		9,026,666

Food & Staples Retailing 0.1%
U.S. Foods Holding Corp. *	7,195	243,263

Health Care Equipment & Services 5.7%
Allscripts Healthcare Solutions, Inc. *	102,345	1,252,703
Amedisys, Inc. *	6,959	651,571
AMN Healthcare Services, Inc. *	20,757	1,255,798
Chemed Corp.	1,076	340,048
CorVel Corp. *	11,016	631,768
DENTSPLY SIRONA, Inc.	7,295	350,962
Evolent Health, Inc., Class A *	50,642	1,022,968
Haemonetics Corp. *	2,768	270,268
HealthEquity, Inc. *	7,165	540,957
Hill-Rom Holdings, Inc.	5,850	551,070
Medidata Solutions, Inc. *	9,631	715,680
Merit Medical Systems, Inc. *	12,470	677,121
Natus Medical, Inc. *	12,660	462,090
Omnicell, Inc. *	11,222	667,709
Select Medical Holdings Corp. *	27,842	579,114
Teladoc, Inc. *	9,767	584,555
Wright Medical Group N.V. *	23,506	597,758
		11,152,140

Insurance 1.0%
AMERISAFE, Inc.	7,902	496,246
Kemper Corp.	11,130	888,174
Primerica, Inc.	5,167	593,171
		1,977,591

Security	Number of Shares	Value ($)
Materials 7.5%
Boise Cascade Co.	12,588	544,431
Cabot Corp.	9,425	622,992
Commercial Metals Co.	20,481	457,546
Compass Minerals International, Inc.	6,331	429,558
Eagle Materials, Inc.	10,163	1,009,694
Ferroglobe Representation & Warranty Insurance *(a)	1,153	—
Goldcorp, Inc.	36,903	461,288
Greif, Inc., Class A	33,082	1,801,315
Huntsman Corp.	25,876	867,622
Kinross Gold Corp. *	192,952	694,627
Minerals Technologies, Inc.	6,321	477,868
Neenah, Inc.	11,520	1,011,456
Orion Engineered Carbons S.A.	47,660	1,563,248
PolyOne Corp.	13,165	590,450
Sensient Technologies Corp.	21,266	1,475,010
Stepan Co.	4,900	429,142
Tahoe Resources, Inc. *	96,281	434,227
US Concrete, Inc. *	17,673	892,486
Westlake Chemical Corp.	3,494	374,627
Worthington Industries, Inc.	11,057	517,689
		14,655,276

Media 0.8%
Criteo S.A. ADR *	13,058	419,554
Nexstar Media Group, Inc., Class A	5,863	436,500
Sinclair Broadcast Group, Inc., Class A	28,548	736,538
		1,592,592

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
Aerie Pharmaceuticals, Inc. *	4,274	288,709
Amicus Therapeutics, Inc. *	20,271	294,943
Arena Pharmaceuticals, Inc. *	6,985	269,551
Array BioPharma, Inc. *	25,503	392,491
Blueprint Medicines Corp. *	5,648	336,282
Catalent, Inc. *	12,881	537,138
Clovis Oncology, Inc. *	7,309	322,619
Cymabay Therapeutics, Inc. *	19,411	217,209
Dermira, Inc. *	11,849	115,409
Epizyme, Inc. *	17,883	230,691
Esperion Therapeutics, Inc. *	4,434	199,264
FibroGen, Inc. *	6,753	426,114
G1 Therapeutics, Inc. *	17,222	884,350
ImmunoGen, Inc. *	27,159	252,579
Immunomedics, Inc. *	14,472	346,315
Insmed, Inc. *	11,759	292,446
Jazz Pharmaceuticals plc *	5,087	880,458
Ligand Pharmaceuticals, Inc. *	1,641	358,280
Loxo Oncology, Inc. *	2,021	338,699
MacroGenics, Inc. *	10,617	219,241
Magenta Therapeutics, Inc. *	4,182	57,502
Mylan N.V. *	10,782	402,276
Portola Pharmaceuticals, Inc. *	7,262	259,980
PRA Health Sciences, Inc. *	8,929	938,795
Puma Biotechnology, Inc. *	2,931	141,128
Radius Health, Inc. *	3,278	78,672
REGENXBIO, Inc. *	4,343	305,313
Sage Therapeutics, Inc. *	4,326	624,328
Spectrum Pharmaceuticals, Inc. *	12,715	270,702
Supernus Pharmaceuticals, Inc. *	6,664	352,859
TherapeuticsMD, Inc. *	274,100	1,430,802
Ultragenyx Pharmaceutical, Inc. *	5,251	415,407
Zogenix, Inc. *	14,040	796,770
		13,277,322

2

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Real Estate 4.8%
Alexander & Baldwin, Inc.	20,690	495,526
Americold Realty Trust	22,026	473,779
Corporate Office Properties Trust	36,987	1,099,993
DiamondRock Hospitality Co.	67,316	802,407
EastGroup Properties, Inc.	6,892	656,945
Education Realty Trust, Inc.	33,357	1,379,646
Physicians Realty Trust	39,900	628,824
PotlatchDeltic Corp.	29,937	1,399,555
Ramco-Gershenson Properties Trust	80,130	1,053,709
Summit Hotel Properties, Inc.	61,004	863,207
Urban Edge Properties	23,127	524,520
		9,378,111

Retailing 2.4%
American Eagle Outfitters, Inc.	22,753	572,920
At Home Group, Inc. *	14,588	529,107
Big Lots, Inc.	10,171	441,726
Camping World Holdings, Inc., Class A	6,477	143,595
Five Below, Inc. *	4,011	389,709
Lithia Motors, Inc., Class A	3,474	309,360
National Vision Holdings, Inc. *	18,450	750,177
Nutrisystem, Inc.	4,494	179,760
The Cato Corp., Class A	20,860	519,414
The Children's Place, Inc.	6,304	774,762
		4,610,530

Semiconductors & Semiconductor Equipment 2.1%
Advanced Micro Devices, Inc. *	53,798	986,117
Entegris, Inc.	24,478	860,402
Integrated Device Technology, Inc. *	24,006	826,527
Maxim Integrated Products, Inc.	5,844	357,302
Power Integrations, Inc.	6,591	471,257
Teradyne, Inc.	14,065	608,311
		4,109,916

Software & Services 7.0%
Acxiom Corp. *	28,501	1,155,431
Blackline, Inc. *	13,232	565,006
Cardlytics, Inc. *	6,005	113,014
Ebix, Inc.	9,230	732,401
Ellie Mae, Inc. *	2,765	274,343
Envestnet, Inc. *	12,747	746,974
EverQuote, Inc. *	1,400	21,210
Evo Payments, Inc. *	17,453	369,131
Fair Isaac Corp. *	2,051	413,195
First Data Corp., Class A *	32,999	767,557
Five9, Inc. *	11,508	367,105
GreenSky, Inc. *	12,282	212,479
HubSpot, Inc. *	5,497	682,178
Instructure, Inc. *	16,670	645,129
j2 Global, Inc.	9,522	807,847
MINDBODY, Inc., Class A *	9,232	344,815
Nuance Communications, Inc. *	31,681	467,928
Paylocity Holding Corp. *	9,489	550,362
Proofpoint, Inc. *	2,246	256,156
Q2 Holdings, Inc. *	7,288	431,085
Rapid7, Inc. *	14,314	398,072
Stamps.com, Inc. *	1,966	513,126
Talend S.A., ADR *	21,867	1,293,433
WNS Holdings Ltd. ADR *	30,320	1,475,371
		13,603,348

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 5.1%
Belden, Inc.	27,810	1,800,698
CalAmp Corp. *	16,279	370,510
Ciena Corp. *	54,726	1,390,040
Cray, Inc. *	16,295	406,560
CTS Corp.	27,606	963,449
Diebold Nixdorf, Inc.	36,955	419,439
Finisar Corp. *	55,799	940,213
Infinera Corp. *	83,917	698,190
Keysight Technologies, Inc. *	6,548	379,784
Littelfuse, Inc.	837	181,478
NetScout Systems, Inc. *	11,312	303,162
ScanSource, Inc. *	13,594	560,753
Viavi Solutions, Inc. *	63,753	645,180
Xerox Corp.	33,884	879,968
		9,939,424

Telecommunication Services 0.5%
Boingo Wireless, Inc. *	22,082	510,315
Vonage Holdings Corp. *	34,589	443,085
		953,400

Transportation 3.0%
Avis Budget Group, Inc. *	32,565	1,134,890
Forward Air Corp.	15,839	1,012,112
Hub Group, Inc., Class A *	9,665	448,456
JB Hunt Transport Services, Inc.	2,971	356,223
Knight-Swift Transportation Holdings, Inc.	21,537	701,029
Saia, Inc. *	5,196	391,519
SkyWest, Inc.	19,066	1,142,053
US Xpress Enterprises, Inc. *	15,346	201,033
Werner Enterprises, Inc.	11,899	443,238
		5,830,553

Utilities 0.7%
New Jersey Resources Corp.	11,353	525,076
PPL Corp.	12,886	370,730
Spire, Inc.	7,174	513,659
		1,409,465
Total Common Stock
(Cost $154,687,270)		179,711,809

Other Investment Companies 7.5% of net assets

Equity Funds 0.9%
iShares Russell 2000 ETF	4,352	721,866
iShares Russell 2000 Growth ETF	5,009	1,039,618
		1,761,484

Money Market Fund 6.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83% (b)	12,907,796	12,907,796
Total Other Investment Companies
(Cost $14,424,367)		14,669,280

3

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(a)	1,269	3,591
Tobira Therapeutics, Inc. *(a)	77	798
Total Rights
(Cost $1,413)		4,389

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 09/21/18	99	8,278,380	(21,940)
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CVR –	Contingent Value Rights
ETF –	Exchange-traded fund

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$165,056,533	$—	$—	$165,056,533
Materials	14,655,276	—	— *	14,655,276
Other Investment Companies[1]	14,669,280	—	—	14,669,280
Rights [1]
Pharmaceuticals, Biotechnology & Life Sciences	—	—	4,389	4,389
Liabilities
Futures Contracts[2]	(21,940)	—	—	(21,940)
Total	$194,359,149	$—	$4,389	$194,363,538
*	Level 3 amount shown includes securities determined to have no value at July 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
4

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 95.6% of net assets

Argentina 0.3%
Globant S.A. *	88,967	4,932,331
Grupo Financiero Galicia S.A. ADR	9,502	338,556
		5,270,887

Australia 3.8%
Afterpay Touch Group Ltd. *	40,451	428,386
AGL Energy Ltd.	4,065	66,518
ALS Ltd.	417,055	2,310,744
Altium Ltd.	245,432	3,729,765
Alumina Ltd.	15,839	33,384
Amcor Ltd.	7,179	80,366
AMP Ltd.	1,695,950	4,289,103
APA Group	7,395	53,040
Aristocrat Leisure Ltd.	108,151	2,590,534
ASX Ltd.	1,200	58,598
Aurizon Holdings Ltd.	12,602	42,684
AusNet Services	8,703	10,547
Australia & New Zealand Banking Group Ltd.	18,291	397,640
Bank of Queensland Ltd.	2,609	21,569
Bendigo & Adelaide Bank Ltd.	3,165	27,568
BHP Billiton Ltd.	20,023	522,931
BlueScope Steel Ltd.	3,488	45,832
Boral Ltd.	7,551	37,317
Brambles Ltd.	57,760	424,209
Caltex Australia Ltd.	1,678	40,594
Challenger Ltd.	3,544	32,783
Charter Hall Retail REIT	1,706,800	5,244,436
CIMIC Group Ltd.	621	22,334
Coca-Cola Amatil Ltd.	3,342	23,805
Cochlear Ltd.	361	54,567
Commonwealth Bank of Australia	10,926	608,435
Computershare Ltd.	2,902	39,281
Costa Group Holdings Ltd.	799,076	4,678,713
Crown Resorts Ltd.	2,402	24,123
CSL Ltd.	26,676	3,902,869
Dexus	6,378	47,850
Domino's Pizza Enterprises Ltd.	335	12,440
Flight Centre Travel Group Ltd.	276	13,957
Fortescue Metals Group Ltd.	9,650	31,387
Goodman Group	10,046	72,019
Harvey Norman Holdings Ltd.	2,689	7,101
Healthscope Ltd.	11,532	18,735
Incitec Pivot Ltd.	10,881	30,680
Inghams Group Ltd.	1,388,997	3,788,233
Insurance Australia Group Ltd.	14,675	87,728
InvoCare Ltd.	637,210	6,720,020
James Hardie Industries plc	2,769	44,275
LendLease Group	3,658	54,731
Macquarie Group Ltd.	2,004	182,840
Medibank Pvt Ltd.	17,679	40,888
Mirvac Group	23,311	39,567
Security	Number of Shares	Value ($)
National Australia Bank Ltd.	17,004	358,023
Newcrest Mining Ltd.	4,757	76,422
NEXTDC Ltd. *	946,940	5,087,310
Northern Star Resources Ltd.	734,524	3,929,643
Orica Ltd.	435,547	5,689,558
Origin Energy Ltd. *	10,900	79,088
Pact Group Holdings Ltd.	796,049	3,198,675
QBE Insurance Group Ltd.	8,427	63,281
Ramsay Health Care Ltd.	877	36,622
REA Group Ltd.	335	21,629
Rio Tinto Ltd.	2,556	154,477
Santos Ltd. *	10,975	51,986
Scentre Group	33,002	104,566
SEEK Ltd.	2,153	34,246
Shopping Centres Australasia Property Group	2,691,126	4,812,551
Sonic Healthcare Ltd.	2,519	48,861
South32 Ltd.	32,113	85,465
Stockland	15,262	47,159
Suncorp Group Ltd.	8,033	89,380
Sydney Airport	6,843	35,963
Tabcorp Holdings Ltd.	12,001	41,682
Telstra Corp., Ltd.	25,802	54,407
The GPT Group	11,324	43,491
TPG Telecom Ltd.	1,746	7,487
Transurban Group	13,790	119,910
Treasury Wine Estates Ltd.	4,455	61,006
Unibail-Rodamco-Westfield *(a)	3,020	33,364
Unibail-Rodamco-Westfield (a)	704	156,289
Vicinity Centres	20,665	40,940
Wesfarmers Ltd.	7,094	260,835
Westpac Banking Corp.	21,226	464,689
Woodside Petroleum Ltd.	5,581	149,590
Woolworths Group Ltd.	8,087	180,921
		66,654,642

Austria 0.3%
ANDRITZ AG	478	27,097
Erste Group Bank AG *	1,865	80,552
FACC AG	125,982	2,802,844
OMV AG	913	51,597
Raiffeisen Bank International AG	918	30,611
Schoeller-Bleckmann Oilfield Equipment AG	20,713	2,364,112
voestalpine AG	710	35,525
		5,392,338

Belgium 0.5%
Ageas	1,168	62,646
Anheuser-Busch InBev S.A./N.V.	4,751	483,481
Colruyt S.A.	383	22,896
Galapagos N.V. *	29,508	3,246,777
Groupe Bruxelles Lambert S.A.	500	53,114
KBC Group N.V.	52,171	4,005,089
Proximus	943	23,112

5

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Solvay S.A.	459	62,883
Telenet Group Holding N.V. *	355	17,095
UCB S.A.	784	67,404
Umicore S.A.	1,298	75,962
		8,120,459

Brazil 0.4%
M Dias Branco S.A.	40,900	418,121
Magazine Luiza S.A.	152,894	5,387,728
Via Varejo S.A.	76,900	436,203
		6,242,052

Canada 5.9%
Alimentation Couche-Tard, Inc., Class B	34,900	1,603,009
Boralex, Inc. *	19,974	304,021
Boralex, Inc., Class A	444,413	6,791,660
BRP, Inc.	155,980	7,275,909
CAE, Inc.	417,787	8,703,561
Cenovus Energy, Inc.	193,900	1,945,186
Cineplex, Inc.	277,970	6,243,828
Constellation Software, Inc.	2,287	1,657,923
Dollarama, Inc.	39,072	1,411,680
Finning International, Inc.	19,924	521,668
FirstService Corp.	28,874	2,395,642
Innergex Renewable Energy, Inc.	740,500	7,667,706
Interfor Corp. *	134,966	2,133,144
Kelt Exploration Ltd. *	463,809	3,544,038
Kirkland Lake Gold Ltd.	204,507	4,469,488
lululemon Athletica, Inc. *	17,104	2,051,625
Northview Apartment Real Estate Investment Trust	172,894	3,510,113
Parex Resources, Inc. *	189,165	3,338,762
Premium Brands Holdings Corp.	30,480	2,389,711
Ritchie Bros. Auctioneers, Inc.	172,174	5,727,001
Shopify, Inc., Class A *	17,804	2,460,691
Suncor Energy, Inc.	135,355	5,699,924
The Descartes Systems Group, Inc. *	82,785	2,646,116
The Toronto-Dominion Bank	95,541	5,667,755
TransAlta Renewables, Inc.	430,447	3,974,070
WSP Global, Inc.	142,289	8,087,672
		102,221,903

China 3.9%
3SBio, Inc.	288,000	614,458
51job, Inc. ADR *	7,475	685,981
Alibaba Group Holding Ltd. ADR *	37,233	6,971,135
Anhui Conch Cement Co., Ltd., Class H	381,500	2,453,502
Baidu, Inc. ADR *	6,270	1,549,819
Baozun, Inc. ADR *	93,473	5,407,413
China Mengniu Dairy Co., Ltd. *	599,000	1,858,878
China Overseas Land & Investment Ltd.	600,000	1,890,257
China Resources Cement Holdings Ltd.	2,294,000	2,622,555
Chinasoft International Ltd. *	4,464,000	3,498,374
CSPC Pharmaceutical Group Ltd.	568,000	1,489,053
GDS Holdings Ltd. ADR *	96,982	2,117,117
GreenTree Hospitality Group Ltd. ADR *	132,772	2,230,570
Huazhu Group Ltd. ADR	26,688	1,067,787
Industrial & Commercial Bank of China Ltd., Class H	5,739,000	4,265,016
Li Ning Co., Ltd. *	3,222,500	3,515,452
Microport Scientific Corp.	2,946,000	3,404,714
Nexteer Automotive Group Ltd.	2,409,288	3,437,836
Ping An Insurance Group Co. of China Ltd., Class H	333,500	3,104,644
Shenzhou International Group Holdings Ltd.	102,000	1,252,596
Security	Number of Shares	Value ($)
Tencent Holdings Ltd.	126,400	5,753,016
Tingyi (Cayman Islands) Holding Corp.	514,000	1,187,909
Weibo Corp., ADR *	13,417	1,110,257
Wisdom Education International Holdings Co., Ltd.	6,084,000	5,442,721
Wuxi Biologics Cayman, Inc. *	82,000	835,496
		67,766,556

Denmark 1.6%
Ambu A/S, Class B	162,557	6,395,187
AP Moeller - Maersk A/S, Series A	23	30,948
AP Moeller - Maersk A/S, Series B	41	58,869
Carlsberg A/S, Class B	663	79,983
Chr. Hansen Holding A/S	613	63,455
Coloplast A/S, Class B	20,852	2,274,319
Danske Bank A/S	4,645	134,986
DSV A/S	51,678	4,329,493
Genmab A/S *	380	65,108
H. Lundbeck A/S	432	31,264
ISS A/S	1,052	39,296
Novo Nordisk A/S, Class B	100,425	4,995,871
Novozymes A/S, B Shares	1,402	73,822
Orsted A/S	36,578	2,257,169
Pandora A/S	697	49,496
Royal Unibrew A/S	68,235	5,683,439
Topdanmark A/S	50,642	2,174,987
Tryg A/S	772	18,897
Vestas Wind Systems A/S	1,269	81,888
William Demant Holding A/S *	657	31,403
		28,869,880

Finland 0.1%
Elisa Oyj	894	38,818
Fortum Oyj	2,753	69,164
Kone Oyj, Class B	2,096	114,580
Metso Oyj	691	25,309
Neste Oyj	17,070	1,408,040
Nokia Oyj	35,336	191,792
Nokian Renkaat Oyj	758	32,873
Orion Oyj, Class B	691	23,789
Sampo Oyj, A Shares	2,748	139,565
Stora Enso Oyj, R Shares	3,416	56,372
UPM-Kymmene Oyj	3,308	117,344
Wartsila Oyj Abp	2,751	59,555
		2,277,201

France 9.0%
Accor S.A.	43,566	2,242,852
Aeroports de Paris	184	41,132
Air Liquide S.A.	2,683	343,032
Airbus SE	40,401	5,000,397
Alstom S.A.	964	43,218
Amundi S.A.	375	25,839
Arkema S.A.	29,003	3,631,840
Atos SE	594	79,594
AXA S.A.	12,171	306,675
BioMerieux	257	21,372
BNP Paribas S.A.	349,863	22,695,544
Bollore S.A.	5,481	25,483
Bouygues S.A.	1,357	59,592
Bureau Veritas S.A.	157,537	4,052,712
Capgemini SE	27,918	3,571,642
Carrefour S.A.	3,601	64,561
Casino Guichard Perrachon S.A.	375	15,226
CNP Assurances	1,064	24,847
Compagnie de Saint-Gobain	3,088	137,287

6

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Compagnie Generale des Etablissements Michelin	1,057	135,737
Covivio	237	24,684
Credit Agricole S.A.	7,057	99,152
Danone S.A.	65,266	5,124,180
Dassault Aviation S.A.	15	27,726
Dassault Systemes S.A.	31,487	4,694,856
Edenred	1,475	57,858
Eiffage S.A.	486	54,311
Electricite de France S.A.	3,701	55,416
Engie S.A.	11,321	182,818
Essilor International S.A.	1,307	192,605
Eurazeo S.A.	299	23,116
Eurofins Scientific SE	3,815	2,079,483
Eutelsat Communications S.A.	1,152	24,662
Faurecia S.A.	471	31,994
Gecina S.A.	285	48,548
Getlink	2,938	38,782
Hermes International	3,668	2,321,461
ICADE	213	20,623
Iliad S.A.	164	25,928
Imerys S.A.	228	17,684
Ingenico Group S.A.	81,974	6,789,814
Ipsen S.A.	7,500	1,246,083
JCDecaux S.A.	477	15,591
Kering S.A.	10,914	5,800,630
Klepierre S.A.	1,267	47,717
Korian S.A.	191,976	6,724,006
L'Oreal S.A.	1,577	385,373
Legrand S.A.	1,649	121,033
LISI	101,545	3,520,137
LVMH Moet Hennessy Louis Vuitton SE	1,738	605,672
Natixis S.A.	5,834	41,850
Nexity S.A.	10,803	664,733
Orange S.A.	12,517	213,311
Orpea	8,510	1,168,649
Pernod-Ricard S.A.	13,632	2,196,357
Peugeot S.A.	3,646	104,720
Plastic Omnium S.A.	11,485	480,680
Publicis Groupe S.A.	142,280	9,079,795
Remy Cointreau S.A.	144	19,645
Renault S.A.	1,191	104,664
Rexel S.A.	1,972	30,842
Rubis SCA	188,801	11,135,130
Safran S.A.	4,362	540,904
Sanofi	7,036	612,106
Schneider Electric SE	3,366	270,175
SCOR SE	1,034	40,226
SEB S.A.	140	26,592
SES S.A.	2,289	45,757
Societe BIC S.A.	142	13,574
Societe Generale S.A.	4,817	214,828
Sodexo S.A.	561	62,145
SOITEC *	31,246	2,669,957
Solutions 30 SE *	83,996	4,444,224
STMicroelectronics N.V.	4,233	91,356
Suez	2,318	32,790
Teleperformance	34,444	6,307,787
Thales S.A.	26,910	3,532,589
TOTAL S.A.	141,337	9,218,749
Trigano S.A.	19,438	2,789,917
UbiSoft Entertainment S.A. *	19,464	2,145,321
Valeo S.A.	131,515	6,444,407
Veolia Environnement S.A.	3,317	75,690
Vinci S.A.	46,678	4,696,820
Vivendi S.A.	6,427	166,518
Security	Number of Shares	Value ($)
Wendel S.A.	182	26,505
Worldline S.A. *	75,477	4,488,908
		157,118,746

Germany 9.0%
1&1 Drillisch AG	329	19,570
adidas AG	1,180	260,890
Aixtron SE *	134,484	1,934,950
Allianz SE	74,154	16,406,902
Aurelius Equity Opportunities SE & Co. KGaA	37,775	2,332,924
Axel Springer SE	308	23,014
BASF SE	5,726	548,886
Bayer AG	94,567	10,527,871
Bayerische Motoren Werke AG	173,488	16,772,872
Beiersdorf AG	625	72,856
Brenntag AG	958	57,482
Carl Zeiss Meditec AG, Class B	72,112	5,602,310
Commerzbank AG *	6,210	67,041
Continental AG	44,417	10,236,161
Covestro AG	1,192	114,476
Daimler AG	295,070	20,423,020
Delivery Hero SE *	582	33,053
Deutsche Bank AG	12,170	159,169
Deutsche Boerse AG	1,196	157,617
Deutsche Lufthansa AG	1,461	40,992
Deutsche Post AG	6,168	217,888
Deutsche Telekom AG *	20,873	345,136
Deutsche Wohnen SE	2,198	107,010
Duerr AG	86,778	3,809,667
E.ON SE	13,643	153,923
Evonik Industries AG	1,011	37,414
Fielmann AG	115,976	8,142,201
Fraport AG Frankfurt Airport Services Worldwide	258	25,755
Fresenius Medical Care AG & Co. KGaA	1,337	130,430
Fresenius SE & Co. KGaA	2,610	201,201
GEA Group AG	1,089	42,563
Gerresheimer AG	48,716	4,147,921
Hannover Rueck SE	374	49,886
HeidelbergCement AG	922	78,311
Henkel AG & Co. KGaA	644	69,058
HOCHTIEF AG	120	21,578
Hugo Boss AG	399	35,978
Infineon Technologies AG	7,044	186,545
Innogy SE *	861	37,016
JOST Werke AG	86,315	3,734,500
K&S AG	1,236	32,678
KION Group AG	10,232	702,211
LANXESS AG	546	44,865
Linde AG	1,164	287,853
MAN SE	218	24,472
Merck KGaA	801	82,340
METRO AG	1,216	15,017
MorphoSys AG *	35,339	4,648,244
MTU Aero Engines AG	17,440	3,698,293
Muenchener Rueckversicherungs-Gesellschaft AG	973	215,612
Nemetschek SE	21,793	3,028,359
Norma Group SE	69,912	4,432,695
OSRAM Licht AG	639	28,530
ProSiebenSat.1 Media SE	1,462	39,459
Puma SE	1,704	855,297
QIAGEN N.V. *(a)	27,608	1,000,975
QIAGEN N.V. *(a)	30,822	1,113,291
Rational AG	4,344	2,975,288
Rheinmetall AG	28,951	3,498,767
RTL Group S.A.	247	18,413

7

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
RWE AG	3,212	84,297
SAP SE	6,126	712,980
Scout24 AG	96,989	5,046,144
Siemens AG	4,768	672,951
Siemens Healthineers AG *	930	41,428
Siltronic AG	4,181	729,223
Stabilus S.A.	71,108	6,052,912
Symrise AG	764	69,057
Telefonica Deutschland Holding AG	4,609	20,185
ThyssenKrupp AG	2,701	71,882
TUI AG	2,731	58,423
Uniper SE	1,248	38,967
United Internet AG	762	40,989
Volkswagen AG	201	34,681
Vonovia SE	80,751	3,908,127
Washtec AG	2,960	258,478
Wirecard AG	24,099	4,508,295
Zalando SE *	690	39,586
		156,497,301

Hong Kong 1.5%
AIA Group Ltd.	725,400	6,349,827
ASM Pacific Technology Ltd.	158,700	1,909,742
BOC Hong Kong (Holdings) Ltd.	23,000	111,630
China High Precision Automation Group Ltd. *(b)	766,000	—
CK Asset Holdings Ltd.	16,038	122,827
CK Hutchison Holdings Ltd.	17,038	185,453
CK Infrastructure Holdings Ltd.	4,074	30,242
CLP Holdings Ltd.	10,500	120,025
Dairy Farm International Holdings Ltd.	2,200	17,975
Galaxy Entertainment Group Ltd.	515,000	4,149,164
Hang Lung Group Ltd.	5,000	14,795
Hang Lung Properties Ltd.	13,000	27,333
Hang Seng Bank Ltd.	4,800	130,811
Henderson Land Development Co., Ltd.	8,807	49,192
HK Electric Investments & HK Electric Investments Ltd.	17,000	17,370
HKBN Ltd.	2,530,983	3,921,554
HKT Trust & HKT Ltd.	23,120	30,902
Hong Kong & China Gas Co., Ltd.	57,438	117,286
Hong Kong Exchanges & Clearing Ltd.	7,355	217,969
Hongkong Land Holdings Ltd.	7,300	53,159
Hysan Development Co., Ltd.	4,000	21,931
Kerry Properties Ltd.	4,000	20,291
Li & Fung Ltd.	28,000	9,495
Link REIT	13,500	133,948
Melco International Development Ltd.	1,808,000	5,142,775
Melco Resorts & Entertainment Ltd. ADR	1,527	39,488
MGM China Holdings Ltd.	6,000	12,941
Minth Group Ltd.	4,000	15,093
MTR Corp., Ltd.	9,500	53,322
New World Development Co., Ltd.	37,113	52,919
NWS Holdings Ltd.	9,572	17,302
PCCW Ltd.	17,000	9,928
Power Assets Holdings Ltd.	8,500	60,135
Sands China Ltd.	15,200	78,535
Shangri-La Asia Ltd.	8,000	13,129
Sino Land Co., Ltd.	20,000	34,383
SJM Holdings Ltd.	12,683	15,445
Skyworth Digital Holdings Ltd.	5,392,000	2,112,040
Sun Hung Kai Properties Ltd.	9,702	152,154
Swire Pacific Ltd., Class A	3,000	32,582
Swire Properties Ltd.	7,200	28,356
Techtronic Industries Co., Ltd.	8,500	47,404
The Bank of East Asia Ltd.	7,800	31,042
The Wharf Holdings Ltd.	7,349	24,330
WH Group Ltd.	54,500	43,879
Security	Number of Shares	Value ($)
Wharf Real Estate Investment Co., Ltd.	7,349	53,535
Wheelock & Co., Ltd.	5,000	35,497
Wynn Macau Ltd.	9,600	28,352
Yue Yuen Industrial Holdings Ltd.	4,000	10,763
		25,908,250

India 1.6%
Axis Bank Ltd. *	780,324	6,277,395
Britannia Industries Ltd.	11,290	1,078,007
Dewan Housing Finance Corp., Ltd.	235,115	2,063,812
Future Retail Ltd. *	318,790	2,489,881
HDFC Bank Ltd.	61,880	1,953,835
IndusInd Bank Ltd.	42,836	1,248,869
InterGlobe Aviation Ltd.	24,143	327,902
MakeMyTrip Ltd. *	25,057	820,617
Maruti Suzuki India Ltd.	14,628	2,033,121
Motherson Sumi Systems Ltd.	128,572	605,201
Pidilite Industries Ltd.	34,498	565,796
Satin Creditcare Network Ltd. *	241,650	1,186,831
Titan Co., Ltd.	48,713	648,757
WNS Holdings Ltd. ADR *	113,571	5,526,365
Yes Bank Ltd.	276,346	1,486,917
		28,313,306

Indonesia 0.5%
PT Bank Central Asia Tbk	1,905,500	3,075,800
PT Bank Mandiri (Persero) Tbk	13,146,100	6,069,536
		9,145,336

Ireland 1.1%
AIB Group plc	5,047	28,924
Bank of Ireland Group plc	5,995	51,451
CRH plc	5,266	180,112
Dalata Hotel Group plc *	346,942	2,758,737
DCC plc	553	51,162
Glanbia plc	420,047	6,910,930
ICON plc *	13,710	1,907,883
Kerry Group plc, Class A	983	104,257
Kingspan Group plc	31,062	1,442,724
Paddy Power Betfair plc	524	57,138
Ryanair Holdings plc ADR *	37,500	3,952,500
Shire plc	5,692	324,183
Smurfit Kappa Group plc	53,699	2,206,505
		19,976,506

Israel 0.1%
Azrieli Group Ltd.	277	13,267
Bank Hapoalim B.M.	6,610	46,748
Bank Leumi Le-Israel B.M.	8,971	56,224
Bezeq The Israeli Telecommunication Corp., Ltd.	13,960	14,790
Check Point Software Technologies Ltd. *	810	91,263
Elbit Systems Ltd.	157	18,850
Frutarom Industries Ltd.	254	25,674
Israel Chemicals Ltd.	4,649	22,256
Mizrahi Tefahot Bank Ltd.	937	18,222
Nice Ltd. *	383	41,813
Teva Pharmaceutical Industries Ltd. ADR	5,988	143,353
Wix.com Ltd. *	9,470	899,650
		1,392,110

8

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Italy 3.1%
Amplifon S.p.A.	267,809	5,972,747
Assicurazioni Generali S.p.A.	7,261	128,760
Atlantia S.p.A.	3,071	90,965
Banca Generali S.p.A.	43,418	1,168,727
Biesse S.p.A.	36,355	1,496,043
Brembo S.p.A.	34,847	476,961
Davide Campari-Milano S.p.A.	3,600	30,325
DiaSorin S.p.A.	6,302	676,089
Enel S.p.A.	50,960	283,894
Eni S.p.A.	15,937	306,764
EXOR N.V.	136,372	8,945,854
Ferrari N.V.	15,827	2,100,609
Fiat Chrysler Automobiles N.V. *	6,682	113,936
FinecoBank Banca Fineco S.p.A.	358,060	4,198,761
Industria Macchine Automatiche S.p.A.	16,882	1,417,618
Interpump Group S.p.A.	19,100	600,407
Intesa Sanpaolo S.p.A.	5,475,122	16,779,255
Leonardo S.p.A.	2,641	31,552
Luxottica Group S.p.A.	1,052	71,128
Mediobanca S.p.A.	3,892	40,300
Moncler S.p.A.	100,958	4,449,583
Pirelli & C S.p.A. *	2,479	21,641
Poste Italiane S.p.A	3,238	30,125
Prysmian S.p.A.	1,344	34,332
Recordati S.p.A.	31,679	1,180,616
Snam S.p.A.	14,104	60,570
Technogym S.p.A.	45,028	490,237
Telecom Italia S.p.A. *	70,677	54,363
Tenaris S.A.	130,058	2,382,617
Terna - Rete Elettrica Nationale S.p.A.	8,721	48,852
UniCredit S.p.A.	12,594	222,374
		53,906,005

Japan 14.2%
ABC-Mart, Inc.	200	10,837
Acom Co., Ltd.	2,600	10,369
Aeon Co., Ltd.	3,800	77,211
AEON Financial Service Co., Ltd.	600	12,388
Aeon Mall Co., Ltd.	400	7,008
AGC, Inc.	1,200	50,298
Air Water, Inc.	978	17,878
Aisin Seiki Co., Ltd.	1,000	46,642
Ajinomoto Co., Inc.	2,878	50,956
Alfresa Holdings Corp.	1,200	28,729
Alps Electric Co., Ltd.	1,200	34,618
Amada Holdings Co., Ltd.	2,226	22,382
ANA Holdings, Inc.	740	27,174
Anritsu Corp.	381,900	5,487,261
Aozora Bank Ltd.	800	29,895
Ariake Japan Co., Ltd.	71,000	6,092,515
Asahi Group Holdings Ltd.	79,100	3,844,637
Asahi Intecc Co., Ltd.	93,600	3,580,883
Asahi Kasei Corp.	7,863	105,104
Asics Corp.	900	14,646
ASKUL Corp.	73,000	2,177,472
Astellas Pharma, Inc.	12,200	198,993
Bandai Namco Holdings, Inc.	1,300	52,011
Benesse Holdings, Inc.	500	18,216
Bridgestone Corp.	3,800	149,896
Brother Industries Ltd.	1,400	28,559
Calbee, Inc.	500	16,586
Canon, Inc.	6,265	203,264
Casio Computer Co., Ltd.	1,336	21,860
Central Japan Railway Co.	900	187,450
Chubu Electric Power Co., Inc.	3,731	57,583
Chugai Pharmaceutical Co., Ltd.	1,400	71,212
Security	Number of Shares	Value ($)
Coca-Cola Bottlers Japan Holdings, Inc.	800	28,846
Concordia Financial Group Ltd.	6,900	37,099
Cosmos Pharmaceutical Corp.	5,700	1,256,636
Credit Saison Co., Ltd.	711	11,100
CyberAgent, Inc.	600	31,525
CYBERDYNE, Inc. *	500	5,894
Dai Nippon Printing Co., Ltd.	1,500	32,773
Dai-ichi Life Holdings, Inc.	6,700	126,506
Daicel Corp.	1,700	18,730
Daifuku Co., Ltd.	600	26,442
Daiichi Sankyo Co., Ltd.	3,500	145,171
Daikin Industries Ltd.	40,300	4,817,055
Daito Trust Construction Co., Ltd.	500	83,784
Daiwa House Industry Co., Ltd.	3,500	127,629
Daiwa House REIT Investment Corp.	12	29,685
Daiwa Securities Group, Inc.	10,000	58,325
Dena Co., Ltd.	500	9,430
Denka Co., Ltd.	69,200	2,384,902
Denso Corp.	2,700	133,556
Dentsu, Inc.	1,400	58,787
Digital Arts, Inc.	20,600	987,414
Disco Corp.	200	34,142
Don Quijote Holdings Co., Ltd.	800	37,395
East Japan Railway Co.	1,938	181,265
Eisai Co., Ltd.	1,600	137,747
Electric Power Development Co., Ltd.	1,000	27,160
en-Japan, Inc.	143,600	6,794,885
F.C.C. Co., Ltd.	123,500	3,628,754
FamilyMart UNY Holdings Co., Ltd.	500	46,660
Fancl Corp.	113,300	5,950,141
FANUC Corp.	1,199	241,767
Fast Retailing Co., Ltd.	330	144,525
Fuji Electric Co., Ltd.	4,000	29,548
FUJIFILM Holdings Corp.	2,400	99,060
Fujitsu Ltd.	12,000	81,785
Fukuoka Financial Group, Inc.	5,000	27,366
GMO Payment Gateway, Inc.	29,500	3,324,212
Hakuhodo DY Holdings, Inc.	1,500	23,033
Hamamatsu Photonics K.K.	900	38,197
Hankyu Hanshin Holdings, Inc.	1,400	55,754
Hikari Tsushin, Inc.	100	16,805
Hino Motors Ltd.	1,700	19,207
Hirose Electric Co., Ltd.	205	24,996
Hisamitsu Pharmaceutical Co., Inc.	400	29,281
Hitachi Chemical Co., Ltd.	700	13,862
Hitachi Construction Machinery Co., Ltd.	700	22,514
Hitachi High-Technologies Corp.	400	16,336
Hitachi Ltd.	30,322	211,974
Hitachi Metals Ltd.	1,000	10,837
Hogy Medical Co., Ltd.	116,500	4,032,522
Honda Motor Co., Ltd.	10,207	311,626
Hoshizaki Corp.	7,400	745,326
Hoya Corp.	2,400	144,419
Hulic Co., Ltd.	1,900	18,646
Ichikoh Industries Ltd.	385,400	5,121,979
Idemitsu Kosan Co., Ltd.	900	40,541
IHI Corp.	900	31,608
Iida Group Holdings Co., Ltd.	1,013	19,868
Infomart Corp.	381,300	4,783,828
Inpex Corp.	6,300	69,167
Isetan Mitsukoshi Holdings Ltd.	2,221	26,840
Isuzu Motors Ltd.	3,400	46,011
ITOCHU Corp.	8,729	154,996
J. Front Retailing Co., Ltd.	1,500	21,989
Japan Airlines Co., Ltd.	700	25,840
Japan Airport Terminal Co., Ltd.	200	9,517
Japan Exchange Group, Inc.	3,200	56,923
Japan Lifeline Co., Ltd.	16,600	358,839
Japan Post Bank Co., Ltd.	2,500	30,000

9

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Japan Post Holdings Co., Ltd.	9,800	108,053
Japan Prime Realty Investment Corp.	5	18,014
Japan Real Estate Investment Corp.	8	41,903
Japan Retail Fund Investment Corp.	17	31,060
Japan Tobacco, Inc.	6,800	193,526
JFE Holdings, Inc.	3,000	60,961
JGC Corp.	1,400	27,166
JSR Corp.	1,300	24,996
JTEKT Corp.	1,400	20,303
JXTG Holdings, Inc.	20,185	147,984
Kajima Corp.	6,000	46,814
Kakaku.com, Inc.	900	18,955
Kamigumi Co., Ltd.	500	10,475
Kaneka Corp.	1,337	11,769
Kansai Paint Co., Ltd.	1,173	26,993
Kao Corp.	3,100	226,461
Kawasaki Heavy Industries Ltd.	900	26,463
KDDI Corp.	11,300	314,556
Keihan Holdings Co., Ltd.	625	22,758
Keikyu Corp.	1,400	22,922
Keio Corp.	700	34,376
Keisei Electric Railway Co., Ltd.	833	27,737
Keyence Corp.	8,400	4,443,333
KH Neochem Co., Ltd.	123,200	3,973,513
Kikkoman Corp.	914	43,379
Kintetsu Group Holdings Co., Ltd.	1,100	43,774
Kirin Holdings Co., Ltd.	5,100	130,567
Kobayashi Pharmaceutical Co., Ltd.	8,400	701,234
Kobe Steel Ltd.	1,700	16,754
Koito Manufacturing Co., Ltd.	29,585	1,905,717
Komatsu Ltd.	61,000	1,802,434
Konami Holdings Corp.	600	28,229
Konica Minolta, Inc.	3,000	26,932
Kose Corp.	7,400	1,418,420
Kubota Corp.	6,100	102,407
Kuraray Co., Ltd.	2,100	29,681
Kurita Water Industries Ltd.	700	20,475
Kyocera Corp.	2,000	116,401
Kyowa Hakko Kirin Co., Ltd.	1,600	30,401
Kyushu Electric Power Co., Inc.	2,500	29,462
Kyushu Railway Co.	1,083	33,285
Lawson, Inc.	329	19,756
LINE Corp. *	500	21,843
Lion Corp.	1,500	27,160
LIXIL Group Corp.	1,700	34,847
M3, Inc.	1,300	49,571
Mabuchi Motor Co., Ltd.	300	14,781
Makita Corp.	1,400	62,981
Marubeni Corp.	9,745	74,400
Marui Group Co., Ltd.	1,300	25,830
Maruichi Steel Tube Ltd.	300	10,337
Maruwa Co., Ltd.	42,200	3,252,062
Mazda Motor Corp.	3,600	44,922
McDonald's Holdings Co., Ltd.	400	19,127
Mebuki Financial Group, Inc.	5,510	19,688
Medipal Holdings Corp.	1,100	22,367
MEIJI Holdings Co., Ltd.	800	62,909
Minebea Mitsumi, Inc.	35,387	635,095
MISUMI Group, Inc.	218,730	5,588,294
Mitsubishi Chemical Holdings Corp.	7,900	69,200
Mitsubishi Corp.	8,449	236,175
Mitsubishi Electric Corp.	11,300	153,530
Mitsubishi Estate Co., Ltd.	7,287	126,448
Mitsubishi Gas Chemical Co., Inc.	1,100	24,577
Mitsubishi Heavy Industries Ltd.	1,900	71,347
Mitsubishi Materials Corp.	704	20,020
Mitsubishi Motors Corp.	4,200	32,109
Mitsubishi Tanabe Pharma Corp.	1,600	29,999
Mitsubishi UFJ Financial Group, Inc.	73,700	452,287
Security	Number of Shares	Value ($)
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,800	10,916
Mitsui & Co., Ltd.	10,600	177,656
Mitsui Chemicals, Inc.	1,200	32,320
Mitsui Fudosan Co., Ltd.	5,500	131,514
Mitsui O.S.K. Lines Ltd.	800	20,758
Mizuho Financial Group, Inc.	149,500	259,874
MS&AD Insurance Group Holdings, Inc.	2,910	89,132
Murata Manufacturing Co., Ltd.	1,124	196,673
Musashi Seimitsu Industry Co., Ltd.	110,000	3,744,606
Nabtesco Corp.	700	21,853
Nagoya Railroad Co., Ltd.	1,200	30,119
NEC Corp.	1,600	44,449
Nexon Co., Ltd. *	2,700	38,903
Nextage Co., Ltd.	262,200	1,929,977
NGK Insulators Ltd.	1,700	29,855
NGK Spark Plug Co., Ltd.	1,000	28,877
NH Foods Ltd.	604	24,046
Nichias Corp.	42,000	519,996
Nidec Corp.	1,400	203,350
Nifco, Inc.	321,800	9,726,384
Nihon Kohden Corp.	148,500	4,013,795
Nihon M&A Center, Inc.	380,000	10,140,286
Nikon Corp.	2,000	33,762
Nintendo Co., Ltd.	10,200	3,449,508
Nippon Building Fund, Inc.	8	44,540
Nippon Electric Glass Co., Ltd.	400	12,928
Nippon Express Co., Ltd.	500	32,730
Nippon Paint Holdings Co., Ltd.	900	39,332
Nippon Prologis REIT, Inc.	12	24,287
Nippon Steel & Sumitomo Metal Corp.	4,700	93,733
Nippon Telegraph & Telephone Corp.	4,300	198,890
Nippon Yusen K.K.	1,000	19,286
Nissan Chemical Corp.	800	35,865
Nissan Motor Co., Ltd.	14,400	136,211
Nisshin Seifun Group, Inc.	1,300	25,474
Nissin Foods Holdings Co., Ltd.	400	27,598
Nitori Holdings Co., Ltd.	12,405	1,869,515
Nitto Denko Corp.	1,000	72,556
NOK Corp.	300	6,031
Nomura Holdings, Inc.	21,500	101,940
Nomura Real Estate Holdings, Inc.	800	17,462
Nomura Real Estate Master Fund, Inc.	25	35,416
Nomura Research Institute Ltd.	21,460	1,031,313
NSK Ltd.	2,300	25,120
NTT Data Corp.	3,900	44,424
NTT DOCOMO, Inc.	8,500	218,832
Obayashi Corp.	4,100	42,805
Obic Co., Ltd.	400	34,363
Odakyu Electric Railway Co., Ltd.	1,900	40,243
Oji Holdings Corp.	5,000	29,668
Olympus Corp.	150,700	6,117,931
Omron Corp.	1,200	54,310
Ono Pharmaceutical Co., Ltd.	2,400	56,710
Oracle Corp., Japan	200	16,787
Oriental Land Co., Ltd.	1,300	141,355
ORIX Corp.	8,200	132,819
Osaka Gas Co., Ltd.	2,300	44,264
Otsuka Corp.	29,900	1,166,187
Otsuka Holdings Co., Ltd.	2,400	110,833
Outsourcing, Inc.	241,300	5,205,755
Panasonic Corp.	13,700	176,033
Park24 Co., Ltd.	700	19,643
Persol Holdings Co., Ltd.	1,200	26,158
Pigeon Corp.	100,000	4,813,713
Pola Orbis Holdings, Inc.	34,400	1,333,080
Pressance Corp.	282,300	4,297,004
Rakuten, Inc.	5,300	37,363
Recruit Holdings Co., Ltd.	6,900	189,070
Renesas Electronics Corp. *	5,200	46,467

10

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Resona Holdings, Inc.	13,000	73,940
Resorttrust, Inc.	346,400	6,353,757
Ricoh Co., Ltd.	4,200	41,003
Rinnai Corp.	200	17,321
Rohm Co., Ltd.	600	51,140
Rohto Pharmaceutical Co., Ltd.	167,600	5,040,426
Ryohin Keikaku Co., Ltd.	200	64,193
Sakata Seed Corp.	61,300	2,296,637
Sankyo Co., Ltd.	200	7,881
Sankyu, Inc.	12,480	657,708
Santen Pharmaceutical Co., Ltd.	2,300	38,471
SBI Holdings, Inc.	1,436	39,202
Secom Co., Ltd.	1,300	99,362
Seed Co., Ltd/Tokyo	130,800	2,519,909
Sega Sammy Holdings, Inc.	1,100	17,551
Seibu Holdings, Inc.	1,500	25,313
Seiko Epson Corp.	1,800	32,495
Seino Holdings Co., Ltd.	252,600	4,411,792
Sekisui Chemical Co., Ltd.	2,382	42,635
Sekisui House Ltd.	3,855	65,710
Seven & i Holdings Co., Ltd.	4,700	191,947
Seven Bank Ltd.	2,900	8,778
SG Holdings Co., Ltd.	600	13,162
Sharp Corp.	1,100	25,575
Shimadzu Corp.	66,400	1,893,555
Shimamura Co., Ltd.	142	13,288
Shimano, Inc.	445	64,173
Shimizu Corp.	3,500	36,632
Shin-Etsu Chemical Co., Ltd.	2,324	235,100
Shinsei Bank Ltd.	900	14,175
Shionogi & Co., Ltd.	1,800	98,249
Shiseido Co., Ltd.	73,500	5,414,779
SHO-BOND Holdings Co., Ltd.	59,100	4,136,067
Showa Shell Sekiyu K.K.	900	14,771
SMC Corp.	337	114,195
SoftBank Group Corp.	5,131	428,552
Sohgo Security Services Co., Ltd.	500	22,934
Sompo Holdings, Inc.	2,100	85,353
Sony Corp.	7,900	424,600
Sony Financial Holdings, Inc.	1,100	21,138
Stanley Electric Co., Ltd.	900	31,653
Start Today Co., Ltd.	38,700	1,556,571
Subaru Corp.	3,800	111,057
Sumco Corp.	1,500	32,095
Sumitomo Bakelite Co., Ltd.	228,000	2,305,669
Sumitomo Chemical Co., Ltd.	9,000	51,829
Sumitomo Corp.	7,000	115,267
Sumitomo Dainippon Pharma Co., Ltd.	1,000	19,406
Sumitomo Electric Industries Ltd.	4,700	72,301
Sumitomo Heavy Industries Ltd.	700	24,387
Sumitomo Metal Mining Co., Ltd.	1,500	53,920
Sumitomo Mitsui Financial Group, Inc.	8,400	333,377
Sumitomo Mitsui Trust Holdings, Inc.	2,100	83,415
Sumitomo Realty & Development Co., Ltd.	2,495	91,415
Sumitomo Rubber Industries Ltd.	800	13,259
Sundrug Co., Ltd.	500	20,026
Suntory Beverage & Food Ltd.	900	38,287
Suruga Bank Ltd.	700	6,272
Suzuken Co., Ltd.	500	21,895
Suzuki Motor Corp.	2,200	129,399
Sysmex Corp.	1,000	94,826
Systena Corp.	410,500	5,020,186
T&D Holdings, Inc.	3,500	52,297
Taiheiyo Cement Corp.	800	25,278
Taisei Corp.	27,800	1,546,072
Taisho Pharmaceutical Holdings Co., Ltd.	200	22,656
Taiyo Nippon Sanso Corp.	829	12,734
Taiyo Yuden Co., Ltd.	143,900	4,303,794
Takashimaya Co., Ltd.	2,000	16,750
Security	Number of Shares	Value ($)
Takeda Pharmaceutical Co., Ltd.	4,400	185,781
Tateru, Inc.	230,700	3,852,678
TDK Corp.	800	85,710
TechnoPro Holdings, Inc.	18,400	1,167,888
Teijin Ltd.	1,200	22,413
Terumo Corp.	62,800	3,449,989
The Bank of Kyoto Ltd.	400	19,379
The Chiba Bank Ltd.	3,800	27,126
The Chugoku Electric Power Co., Inc.	1,800	23,685
The Kansai Electric Power Co., Inc.	4,400	62,636
The Shizuoka Bank Ltd.	2,954	27,302
The Yokohama Rubber Co., Ltd.	600	12,852
THK Co., Ltd.	800	21,792
TIS, Inc.	25,300	1,215,010
Tobu Railway Co., Ltd.	1,200	35,373
Toho Co., Ltd.	700	20,902
Toho Gas Co., Ltd.	466	15,920
Tohoku Electric Power Co., Inc.	2,700	34,384
Tokio Marine Holdings, Inc.	4,200	199,819
Tokyo Century Corp.	300	16,396
Tokyo Electric Power Co. Holdings, Inc. *	9,100	43,606
Tokyo Electron Ltd.	1,000	175,300
Tokyo Gas Co., Ltd.	2,400	58,621
Tokyo Tatemono Co., Ltd.	1,300	17,504
Tokyu Corp.	3,100	53,371
Tokyu Fudosan Holdings Corp.	3,400	23,111
Topcon Corp.	41,800	724,868
Toppan Printing Co., Ltd.	3,261	25,091
Toray Industries, Inc.	158,600	1,229,120
Toshiba Corp. *	41,000	125,284
Tosoh Corp.	1,700	27,766
TOTO Ltd.	900	42,061
Toyo Seikan Group Holdings Ltd.	700	12,909
Toyo Suisan Kaisha Ltd.	565	20,450
Toyoda Gosei Co., Ltd.	300	7,612
Toyota Industries Corp.	914	51,735
Toyota Motor Corp.	158,877	10,443,158
Toyota Tsusho Corp.	1,300	44,438
Trend Micro, Inc.	800	47,269
Trust Tech, Inc.	114,000	4,719,661
Tsubaki Nakashima Co., Ltd.	123,200	2,924,898
Tsuruha Holdings, Inc.	5,000	615,069
Unicharm Corp.	2,500	76,134
United Urban Investment Corp.	19	29,543
USS Co., Ltd.	1,400	26,570
West Japan Railway Co.	1,041	72,776
Yahoo Japan Corp.	8,800	33,480
Yakult Honsha Co., Ltd.	700	50,477
Yamada Denki Co., Ltd.	4,200	20,833
Yamaguchi Financial Group, Inc.	1,274	14,437
Yamaha Corp.	900	42,114
Yamaha Motor Co., Ltd.	1,700	44,880
Yamato Holdings Co., Ltd.	1,900	55,068
Yamazaki Baking Co., Ltd.	800	19,894
Yaskawa Electric Corp.	1,521	50,301
Yokogawa Electric Corp.	1,500	26,679
Zenkoku Hosho Co., Ltd.	70,000	3,080,750
		248,105,908

Luxembourg 0.0%
Millicom International Cellular S.A. SDR	419	26,841

11

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mexico 0.7%
Alpek SAB de C.V.	2,060,423	3,486,780
Gentera S.A.B. de C.V.	2,467,930	2,666,852
Grupo Televisa S.A.B. ADR	296,600	5,896,408
		12,050,040

Netherlands 2.9%
ABN AMRO Group N.V. CVA	2,622	72,566
Aegon N.V.	11,231	74,035
AerCap Holdings N.V. *	843	47,318
Akzo Nobel N.V.	19,683	1,817,940
AMG Advanced Metallurgical Group N.V.	78,923	4,659,679
ArcelorMittal	4,117	131,951
ASML Holding N.V.	39,852	8,535,032
ASR Nederland N.V.	113,499	5,077,546
B&S Group Sarl *	261,137	4,767,289
Boskalis Westminster N.V.	127,603	3,912,495
Euronext N.V.	41,282	2,562,116
Heineken Holding N.V.	714	69,042
Heineken N.V.	1,643	166,012
ING Groep N.V.	24,334	371,988
InterXion Holding N.V. *	79,425	5,153,094
Koninklijke Ahold Delhaize N.V.	7,827	199,046
Koninklijke DSM N.V.	1,125	119,902
Koninklijke KPN N.V.	20,841	60,256
Koninklijke Philips N.V.	105,258	4,620,778
Koninklijke Vopak N.V.	447	21,025
NN Group N.V.	1,937	85,571
NXP Semiconductors N.V. *	2,130	203,074
Randstad N.V.	738	46,707
RELX N.V.	5,988	130,231
Royal Dutch Shell plc, A Shares	130,985	4,486,590
Unilever N.V. CVA	9,620	554,987
Wolters Kluwer N.V.	59,389	3,576,337
		51,522,607

New Zealand 1.1%
a2 Milk Co., Ltd. *(a)	4,711	33,647
a2 Milk Co., Ltd. *(a)	329,106	2,353,746
Auckland International Airport Ltd.	1,730,858	7,880,481
Fisher & Paykel Healthcare Corp., Ltd.	3,686	37,221
Fletcher Building Ltd.	5,581	26,745
Mercury NZ Ltd.	2,400,295	5,500,709
Meridian Energy Ltd.	8,588	18,391
Ryman Healthcare Ltd.	2,648	21,973
SKYCITY Entertainment Group Ltd.	1,352,351	3,653,187
Spark New Zealand Ltd.	11,900	31,421
		19,557,521

Norway 1.1%
Aker BP A.S.A.	115,912	4,141,646
DNB A.S.A.	6,058	121,988
Elkem A.S.A. *	1,775,622	8,251,625
Equinor A.S.A.	7,209	191,271
Gjensidige Forsikring A.S.A.	1,275	20,465
Marine Harvest A.S.A.	2,582	56,459
Norsk Hydro A.S.A.	248,884	1,419,643
Orkla A.S.A.	5,053	42,757
Petroleum Geo-Services A.S.A. *	721,005	3,513,964
Schibsted A.S.A., B Shares	528	17,118
Telenor A.S.A.	4,653	91,022
TGS Nopec Geophysical Co., A.S.A.	22,646	863,409
Yara International A.S.A.	1,101	48,545
		18,779,912

Security	Number of Shares	Value ($)
Papua New Guinea 0.0%
Oil Search Ltd.	8,500	56,701

Peru 0.1%
Credicorp Ltd.	8,322	1,903,824

Portugal 0.0%
Banco Espirito Santo S.A. *(b)	42,176	—
EDP - Energias de Portugal S.A.	15,865	64,727
Galp Energia, SGPS, S.A.	3,107	63,812
Jeronimo Martins, SGPS, S.A.	1,560	23,180
		151,719

Republic of Korea 1.0%
Cafe24 Corp. *	32,505	4,664,332
Dentium Co., Ltd.	40,001	3,262,718
Finetex EnE, Inc. *(b)	376,159	902,862
Hotel Shilla Co., Ltd.	31,839	2,847,039
Hugel, Inc. *	902	385,768
Samsung Electronics Co., Ltd.	112,300	4,661,599
Samsung SDI Co., Ltd.	6,482	1,331,752
		18,056,070

Russia 0.1%
Globaltrans Investment plc GDR	34,600	397,900
Yandex N.V., Class A *	21,128	759,763
		1,157,663

Singapore 1.5%
Ascendas Real Estate Investment Trust	2,294,833	4,644,015
CapitaLand Commercial Trust	13,960	17,982
CapitaLand Ltd.	15,900	37,771
CapitaLand Mall Trust	4,718,700	7,500,717
City Developments Ltd.	2,627	19,363
ComfortDelGro Corp., Ltd.	14,100	24,372
DBS Group Holdings Ltd.	11,116	218,711
Genting Singapore Ltd.	37,500	35,259
Golden Agri-Resources Ltd.	34,700	7,148
Jardine Cycle & Carriage Ltd.	611	15,127
Jardine Matheson Holdings Ltd.	1,409	95,402
Jardine Strategic Holdings Ltd.	1,400	55,927
Keppel Corp., Ltd.	9,000	45,494
Oversea-Chinese Banking Corp., Ltd.	19,538	166,448
SATS Ltd.	2,286,500	8,730,135
Sembcorp Industries Ltd.	5,100	10,050
Sheng Siong Group Ltd.	6,146,700	4,832,340
Singapore Airlines Ltd.	3,331	24,171
Singapore Exchange Ltd.	5,200	28,464
Singapore Press Holdings Ltd.	10,600	22,695
Singapore Technologies Engineering Ltd.	9,900	24,908
Singapore Telecommunications Ltd.	50,600	119,417
Suntec Real Estate Investment Trust	14,224	19,270
United Overseas Bank Ltd.	8,341	165,865
UOL Group Ltd.	3,400	17,952
Venture Corp., Ltd.	1,800	22,134
Wilmar International Ltd.	11,900	27,406
Yangzijiang Shipbuilding Holdings Ltd.	10,500	7,319
		26,935,862

South Africa 0.8%
Bid Corp., Ltd.	26,434	528,538
Mr. Price Group Ltd.	54,989	980,993
Naspers Ltd., N Shares	46,040	11,333,606

12

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
RMB Holdings Ltd.	166,265	1,039,233
The Bidvest Group Ltd.	26,434	375,754
		14,258,124

Spain 1.1%
ACS Actividades de Construccion y Servicios S.A.	1,639	71,832
Aena SME S.A.	418	75,898
Amadeus IT Group S.A.	51,230	4,370,224
Banco Bilbao Vizcaya Argentaria S.A.	41,773	306,014
Banco De Sabadell S.A.	34,878	58,064
Banco Santander S.A.	100,589	565,121
Bankia S.A.	7,649	30,069
Bankinter S.A.	219,428	2,116,435
CaixaBank S.A.	22,245	102,346
Enagas S.A.	1,426	39,866
Ence Energia y Celulosa S.A.	551,245	5,199,728
Endesa S.A.	1,969	45,532
Ferrovial S.A.	3,039	62,728
Grifols S.A.	1,849	53,693
Iberdrola S.A.	36,305	282,267
Iberdrola S.A. - Interim Shares *(b)	1,037	8,065
Industria de Diseno Textil S.A.	6,840	224,151
Inmobiliaria Colonial Socimi S.A.	300,529	3,234,654
International Consolidated Airlines Group S.A.	3,808	35,364
Mapfre S.A.	6,681	20,967
Naturgy Energy Group S.A.	2,171	58,810
Red Electrica Corp. S.A.	2,683	56,867
Repsol S.A.	8,442	167,447
Siemens Gamesa Renewable Energy S.A. *	1,478	20,849
Talgo S.A. *	266,833	1,429,004
Telefonica S.A.	29,292	263,204
		18,899,199

Sweden 3.8%
AAK AB	607,074	9,848,288
AF AB, B Shares	353,944	8,810,023
Alfa Laval AB	78,580	2,160,125
Assa Abloy AB, Class B	6,213	122,648
Atlas Copco AB, A Shares	105,055	3,008,398
Atlas Copco AB, B Shares	2,419	63,396
Boliden AB	57,820	1,721,173
Electrolux AB, B Shares	1,513	35,489
Elekta AB, B Shares	351,421	4,934,013
Epiroc AB, Class A *	166,638	1,995,195
Epiroc AB, Class B *	2,419	25,634
Essity AB, Class B	3,758	94,004
Fabege AB	49,112	695,589
Hennes & Mauritz AB, B Shares	875,532	13,631,699
Hexagon AB, B Shares	51,409	3,133,347
Husqvarna AB, B Shares	53,170	420,072
ICA Gruppen AB	543	18,003
Industrivarden AB, C Shares	1,099	23,148
Investor AB, B Shares	2,823	122,969
Kinnevik AB, Class B	1,468	50,666
LE Lundbergfortagen AB, B Shares	513	16,763
Lundin Petroleum AB	1,160	38,247
Nolato AB, B Shares	6,726	602,236
Nordea Bank AB	18,828	200,101
Paradox Interactive AB	47,648	1,043,090
Sandvik AB	6,998	127,963
Securitas AB, B Shares	2,025	36,434
Skandinaviska Enskilda Banken AB, A Shares	10,088	107,842
Skanska AB, B Shares	2,137	40,198
SKF AB, B Shares	268,373	5,509,796
Security	Number of Shares	Value ($)
SSAB AB, A Shares	359,400	1,772,878
Svenska Handelsbanken AB, A Shares	9,466	116,929
Swedbank AB, A Shares	5,613	132,732
Swedish Match AB	1,127	61,610
Swedish Orphan Biovitrum AB *	20,232	547,340
Tele2 AB, B Shares	2,352	31,560
Telefonaktiebolaget LM Ericsson, B Shares	19,044	149,500
Telia Co. AB	17,446	83,918
Volvo AB, B Shares	274,407	4,815,570
		66,348,586

Switzerland 5.4%
ABB Ltd.	11,532	264,723
Adecco Group AG	1,008	61,969
Baloise Holding AG	306	47,717
Barry Callebaut AG	14	23,851
Belimo Holding AG	681	2,871,459
Burckhardt Compression Holding AG	12,577	4,573,507
Chocoladefabriken Lindt & Spruengli AG	8	128,362
Cie Financiere Richemont S.A.	75,965	6,652,928
Clariant AG *	1,256	30,033
Credit Suisse Group AG *	989,296	15,910,367
Daetwyler Holding AG	12,814	2,368,571
Dufry AG *	204	26,993
EMS-Chemie Holding AG	51	32,710
Geberit AG	230	102,413
Georg Fischer AG	3,779	4,875,841
Givaudan S.A.	57	133,420
Idorsia Ltd. *	96,003	2,382,827
Julius Baer Group Ltd. *	1,387	76,090
Kuehne & Nagel International AG	23,100	3,686,756
LafargeHolcim Ltd. *	213,370	10,880,637
Landis&Gyr Group AG *	39,712	2,534,242
Logitech International S.A.	26,577	1,168,841
Lonza Group AG *	16,904	5,203,343
Nestle S.A.	103,533	8,437,251
Novartis AG	13,861	1,163,239
Pargesa Holding S.A.	245	20,464
Partners Group Holding AG	4,947	3,754,112
Roche Holding AG	4,378	1,075,440
Schindler Holding AG	377	86,961
SGS S.A.	33	86,020
Siegfried Holding AG *	5,189	2,238,416
Sika AG	811	115,152
Sonova Holding AG	344	63,420
Straumann Holding AG	2,617	2,032,169
Swiss Life Holding AG *	212	76,019
Swiss Prime Site AG *	449	41,147
Swiss Re AG	1,949	178,691
Swisscom AG	161	75,589
Tecan Group AG	19,175	4,864,962
Temenos AG *	373	60,035
The Swatch Group AG	346	28,475
The Swatch Group AG - Bearer Shares	191	85,490
U-Blox Holding AG *	24,003	4,454,720
UBS Group AG *	24,126	396,545
Vifor Pharma AG	282	53,341
Zurich Insurance Group AG	947	290,398
		93,715,656

Taiwan 1.5%
Airtac International Group	35,000	381,134
Chailease Holding Co., Ltd.	1,016,940	3,328,112
Eclat Textile Co., Ltd.	204,000	2,350,497
Hiwin Technologies Corp.	53,560	525,783
MediaTek, Inc.	182,000	1,513,628

13

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Taiwan Semiconductor Manufacturing Co., Ltd.	782,000	6,252,643
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	127,260	5,244,385
TCI Co., Ltd.	306,000	5,812,635
		25,408,817

United Kingdom 17.1%
3i Group plc	178,990	2,223,015
Abcam plc	287,063	5,566,022
Admiral Group plc	1,267	32,935
Anglo American plc	6,530	147,812
Antofagasta plc	2,444	32,097
Ashtead Group plc	258,969	7,950,195
ASOS plc *	40,959	3,261,249
Associated British Foods plc	2,208	71,086
AstraZeneca plc	7,894	607,650
Auto Trader Group plc	6,193	34,544
AVEVA Group plc	193,183	6,665,006
Aviva plc	24,876	163,030
Babcock International Group plc	1,689	15,832
BAE Systems plc	19,753	169,092
Barclays plc	106,760	271,576
Barratt Developments plc	6,350	44,475
Beazley plc	606,436	4,463,923
Bellway plc	28,426	1,086,665
BHP Billiton plc	13,211	304,034
Big Yellow Group plc	57,353	715,526
BP plc	124,126	932,861
British American Tobacco plc	14,295	785,828
BT Group plc	52,275	159,914
Bunzl plc	2,082	61,865
Burberry Group plc	2,593	71,624
Burford Capital Ltd.	382,639	9,240,055
Carnival plc	50,838	2,951,016
Centrica plc	34,714	67,776
Cineworld Group plc	2,132,213	7,572,211
Close Brothers Group plc	22,942	477,488
CNH Industrial N.V.	1,070,256	12,564,291
Coca-Cola European Partners plc	1,351	55,715
Coca-Cola HBC AG *	1,252	44,937
Compass Group plc	210,609	4,530,058
ContourGlobal plc	2,417,199	7,188,096
ConvaTec Group plc	8,907	25,574
Croda International plc	53,927	3,638,246
Dechra Pharmaceuticals plc	97,725	3,826,961
Diageo plc	101,136	3,710,423
Diploma plc	302,152	5,220,834
Direct Line Insurance Group plc	8,637	38,969
easyJet plc	985	20,918
Electrocomponents plc	468,899	4,410,869
Elementis plc	569,915	1,941,744
Equiniti Group plc	1,408,459	3,957,345
Experian plc	255,349	6,269,377
Ferguson plc	13,775	1,086,335
Fevertree Drinks plc	112,979	5,107,848
Fresnillo plc	1,370	18,659
G4S plc	998,893	3,615,370
GlaxoSmithKline plc	30,905	641,904
Glencore plc *	3,093,657	13,567,025
Greene King plc	357,423	2,413,010
Greggs plc	32,542	450,107
GVC Holdings plc	3,419	52,529
Halma plc	370,124	6,827,766
Hammerson plc	5,108	34,934
Hargreaves Lansdown plc	1,764	48,054
Hikma Pharmaceuticals plc	253,828	5,462,090
Hiscox Ltd.	70,800	1,485,505
Security	Number of Shares	Value ($)
HomeServe plc	180,056	2,389,429
Howden Joinery Group plc	421,815	2,640,741
HSBC Holdings plc	124,972	1,196,769
IG Group Holdings plc	438,730	5,296,047
Imperial Brands plc	5,912	226,416
Informa plc	7,864	81,459
InterContinental Hotels Group plc	1,119	69,066
Intermediate Capital Group plc	441,381	6,141,925
Intertek Group plc	23,706	1,828,736
Investec plc	4,335	31,381
ITV plc	22,456	48,534
J. Sainsbury plc	10,861	46,575
John Wood Group plc	4,352	37,130
Johnson Matthey plc	1,200	59,121
KAZ Minerals plc *	206,963	2,292,145
Kindred Group plc SDR	66,949	863,993
Kingfisher plc	13,393	52,069
Land Securities Group plc	4,596	56,827
Legal & General Group plc	36,934	127,102
Liberty Global plc, Class A *	105,600	2,981,088
Liberty Global plc, Class C *	271,900	7,379,366
Lloyds Banking Group plc	20,347,804	16,678,647
London Stock Exchange Group plc	50,051	2,884,594
Marks & Spencer Group plc	10,428	42,146
Mediclinic International plc	2,451	16,453
Meggitt plc	340,704	2,547,720
Melrose Industries plc	494,718	1,399,879
Merlin Entertainments plc	4,701	24,302
Metro Bank plc *	10,861	455,805
Micro Focus International plc	2,732	44,579
Mondi plc	2,276	62,580
National Grid plc	20,875	223,007
Next plc	889	69,212
NMC Health plc	645	32,082
Pearson plc	4,839	58,610
Persimmon plc	1,915	62,285
Prudential plc	16,186	381,885
Randgold Resources Ltd.	592	43,833
Reckitt Benckiser Group plc	28,481	2,539,097
RELX plc	6,561	142,947
Renishaw plc	9,971	716,019
Rentokil Initial plc	1,349,066	5,997,897
Rio Tinto plc	7,493	411,372
Rolls-Royce Holdings plc *	10,322	134,202
Rotork plc	1,480,474	6,983,790
Royal Bank of Scotland Group plc *	2,422,562	8,101,440
Royal Dutch Shell plc, A Shares	28,647	981,643
Royal Dutch Shell plc, B Shares	23,342	817,605
Royal Mail plc	5,659	34,817
RSA Insurance Group plc	6,340	53,621
Schroders plc	218,871	8,936,736
Schroders plc, Non-Voting Shares	1,100	34,284
Segro plc	214,820	1,872,453
Severn Trent plc	1,484	37,664
Sky plc	6,393	127,728
Smith & Nephew plc	5,423	93,894
Smiths Group plc	178,353	3,769,211
Spectris plc	93,293	2,833,691
Spirax-Sarco Engineering plc	122,251	11,136,604
SSE plc	6,288	103,038
SSP Group plc	397,976	3,561,221
St. James's Place plc	3,313	52,419
Standard Chartered plc	17,370	156,631
Standard Life Aberdeen plc	16,619	68,074
Synthomer plc	71,714	497,730
Taylor Wimpey plc	20,520	47,091
Tesco plc	60,305	205,942
The Berkeley Group Holdings plc	805	39,402
The British Land Co., plc	5,786	50,112

14

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Sage Group plc	6,715	54,760
The Weir Group plc	1,511	38,720
Travis Perkins plc	1,638	25,705
Ultra Electronics Holdings plc	178,825	3,875,172
Unilever plc	7,680	438,720
United Utilities Group plc	4,279	40,381
Victrex plc	221,553	9,179,688
Vodafone Group plc	166,321	406,316
WH Smith plc	50,898	1,285,086
Whitbread plc	1,137	58,408
WM Morrison Supermarkets plc	14,037	48,131
WPP plc	549,972	8,602,649
		297,867,544

United States 0.5%
Willis Towers Watson plc	50,836	8,104,275
Total Common Stock
(Cost $1,366,066,897)		1,667,980,347

Preferred Stock 0.1% of net assets

Germany 0.1%
Bayerische Motoren Werke AG	357	29,563
Fuchs Petrolub SE	21,208	1,197,380
Henkel AG & Co. KGaA	1,104	138,539
Porsche Automobil Holding SE	949	64,190
Sartorius AG	229	37,230
Schaeffler AG	1,119	15,340
Volkswagen AG	1,164	207,381
		1,689,623

Italy 0.0%
Intesa Sanpaolo S.p.A. - RSP	5,081	16,185
Telecom Italia S.p.A. - RSP	25,361	16,873
		33,058
Total Preferred Stock
(Cost $1,530,631)		1,722,681
Security	Number of Shares	Value ($)
Other Investment Companies 3.6% of net assets

Equity Fund 0.0%
iShares MSCI EAFE ETF	1,015	69,914

Money Market Fund 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83% (c)	62,651,367	62,651,367
Total Other Investment Companies
(Cost $62,720,309)		62,721,281
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
United States Treasury Bill
1.91%, 09/06/18 (d)(e)	30,000	29,943
Total Short-Term Investment
(Cost $29,943)		29,943

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/21/18	445	44,595,675	(548,055)

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
09/19/2018	State Street Bank & Trust Co.	USD	9,031,633	CHF	8,484,000	429,370
10/31/2018	State Street Bank & Trust Co.	USD	13,775,137	NZD	20,355,500	(100,454)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						328,916
At July 31, 2018, the values of certain foreign securities held by the fund aggregating $1,444,965,751 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.
*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	Fair-valued by management in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

15

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
ETF –	Exchange-traded fund
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

CHF –	Swiss franc
NZD –	New Zealand dollar
USD –	U.S. dollar

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$160,390,318	$—	$160,390,318
Argentina	5,270,887	—	—	5,270,887
Australia	189,653	66,464,989	—	66,654,642
Brazil	6,242,052	—	—	6,242,052
Canada	102,221,903	—	—	102,221,903
China	22,327,988	45,438,568	—	67,766,556
France	59,331	157,059,415	—	157,118,746
Germany	4,889,219	151,608,082	—	156,497,301
Hong Kong	56,858	25,851,392	— *	25,908,250
India	6,346,982	21,966,324	—	28,313,306
Ireland	17,134,169	2,842,337	—	19,976,506
Israel	1,134,266	257,844	—	1,392,110
Japan	35,416	248,070,492	—	248,105,908
Mexico	12,050,040	—	—	12,050,040
Netherlands	10,170,775	41,351,832	—	51,522,607
Peru	1,903,824	—	—	1,903,824
Portugal	—	151,719	— *	151,719
Republic of Korea	—	17,153,208	902,862	18,056,070
Russia	1,157,663	—	—	1,157,663
Singapore	35,259	26,900,603	—	26,935,862
Spain	—	18,891,134	8,065	18,899,199
Sweden	2,020,829	64,327,757	—	66,348,586
Switzerland	2,871,459	90,844,197	—	93,715,656
Taiwan	5,244,385	20,164,432	—	25,408,817
United Kingdom	14,359,117	283,508,427	—	297,867,544
United States	8,104,275	—	—	8,104,275
Preferred Stock[1]	—	1,722,681	—	1,722,681
Other Investment Companies[1]	62,721,281	—	—	62,721,281
Short-Term Investment[1]	—	29,943	—	29,943
Forward Foreign Currency Exchange Contracts[2]	—	429,370	—	429,370
Liabilities
Futures Contracts[2]	(548,055)	—	—	(548,055)
16

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Exchange Contracts[2]	$—	($100,454)	$—	($100,454)
Total	$285,999,576	$1,445,324,610	$910,927	$1,732,235,113
*	Level 3 amount shown includes securities determined to have no value at July 31, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $40,270,824 and $4,429,917 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended July 31, 2018. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation procedures approved by the Board of Trustees. There were no transfers in or out of Level 3 during the period. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
17

Laudus MarketMasters Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
18

Laudus MarketMasters Funds
Notes to Portfolio Holdings (continued)

•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87632JUL18
19

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 77.4% of net assets

Equity Funds 30.7%
Global Real Estate 1.5%
Schwab Global Real Estate Fund	109,353	836,553
International 9.9%
Laudus International MarketMasters Fund, Select Shares	122,853	3,227,361
Schwab International Core Equity Fund	204,395	2,219,731
		5,447,092
Large-Cap 16.3%
Schwab Core Equity Fund	122,202	2,897,415
Schwab Dividend Equity Fund	5,205	85,784
Schwab S&P 500 Index Fund	136,662	5,991,267
		8,974,466
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund *	10,559	444,752
Small-Cap 2.2%
Laudus Small-Cap MarketMasters Fund, Select Shares *	22,454	448,402
Schwab Small-Cap Equity Fund *	32,436	741,803
		1,190,205
		16,893,068

Fixed-Income Funds 41.0%
Inflation-Protected Bond 6.3%
Schwab Treasury Inflation Protected Securities Index Fund	318,770	3,474,588
Intermediate-Term Bond 24.0%
Schwab U.S. Aggregate Bond Index Fund	1,356,428	13,211,606
International Bond 0.8%
Laudus Mondrian International Government Fixed Income Fund	44,870	447,800
Short-Term Bond 9.9%
Schwab Short-Term Bond Index Fund	555,175	5,429,616
		22,563,610

Money Market Fund 5.7%
Schwab Variable Share Price Money Fund, Ultra Shares 2.01% (a)	3,131,929	3,132,868
Total Affiliated Underlying Funds
(Cost $38,428,816)		42,589,546
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 21.4% of net assets

Equity Funds 6.0%
Large-Cap 6.0%
ClearBridge Large Cap Growth Fund, Class IS	33,889	1,701,558
Dodge & Cox Stock Fund	3,816	805,638
TCW Relative Value Large Cap Fund, Class I	35,540	785,783
		3,292,979

Fixed-Income Funds 15.4%
Intermediate-Term Bond 15.4%
Baird Aggregate Bond Fund, Institutional Class	260,734	2,742,921
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	52,682	577,397
Metropolitan West Total Return Bond Fund, Class I	497,644	5,155,594
		8,475,912
Total Unaffiliated Underlying Funds
(Cost $11,448,928)		11,768,891
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Sumitomo Mitsui Banking Corp.
1.27%, 08/01/18 (b)	432,585	432,585
Total Short-Term Investment
(Cost $432,585)		432,585
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

1

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	117,629	17,633	(12,409)	122,853	($104,253)	$16,975	$143,355
Laudus Mondrian International Government Fixed Income Fund	44,863	7	—	44,870	7,178	—	67
Laudus Small-Cap MarketMasters Fund, Select Shares	21,215	2,789	(1,550)	22,454	(11,854)	930	52,297
Schwab Core Equity Fund	136,802	15,581	(30,181)	122,202	(165,147)	99,337	350,732
Schwab Dividend Equity Fund	4,714	491	—	5,205	(3,275)	—	7,935
Schwab Global Real Estate Fund	131,052	5,111	(26,810)	109,353	(62,543)	52,577	38,730
Schwab International Core Equity Fund	192,635	17,966	(6,206)	204,395	(84,685)	(2,544)	55,961
Schwab S&P 500 Index Fund	179,542	9,477	(52,357)	136,662	(161,081)	760,351	129,020
Schwab Short-Term Bond Index Fund	569,447	8,055	(22,327)	555,175	(108,968)	(3,740)	79,231
Schwab Small-Cap Equity Fund	35,716	5,193	(8,473)	32,436	(58,441)	29,493	108,576
Schwab Treasury Inflation Protected Securities Index Fund	321,807	28,957	(31,994)	318,770	(73,652)	12,064	80,552
Schwab U.S. Aggregate Bond Index Fund	1,382,883	95,136	(121,591)	1,356,428	(445,640)	(20,142)	267,884
Schwab U.S. Mid-Cap Index Fund	—	10,559	—	10,559	4,752	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	2,498,657	633,272	—	3,131,929	63	—	34,913
Total					($1,267,546)	$945,301	$1,349,253
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$42,589,546	$—	$—	$42,589,546
Unaffiliated Underlying Funds[1]	11,768,891	—	—	11,768,891
Short-Term Investment[1]	—	432,585	—	432,585
Total	$54,358,437	$432,585	$—	$54,791,022
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
2

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 77.1% of net assets

Equity Funds 32.9%
Global Real Estate 1.8%
Schwab Global Real Estate Fund	216,458	1,655,906
International 11.0%
Laudus International MarketMasters Fund, Select Shares	241,184	6,335,899
Schwab International Core Equity Fund	386,107	4,193,121
		10,529,020
Large-Cap 17.1%
Schwab Core Equity Fund	226,634	5,373,497
Schwab Dividend Equity Fund	14,127	232,805
Schwab S&P 500 Index Fund	245,550	10,764,903
		16,371,205
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund *	18,719	788,423
Small-Cap 2.2%
Laudus Small-Cap MarketMasters Fund, Select Shares *	39,960	797,998
Schwab Small-Cap Equity Fund *	57,772	1,321,247
		2,119,245
		31,463,799

Fixed-Income Funds 38.9%
Inflation-Protected Bond 6.0%
Schwab Treasury Inflation Protected Securities Index Fund	530,411	5,781,484
Intermediate-Term Bond 22.7%
Schwab U.S. Aggregate Bond Index Fund	2,227,461	21,695,470
International Bond 0.9%
Laudus Mondrian International Government Fixed Income Fund	82,423	822,586
Short-Term Bond 9.3%
Schwab Short-Term Bond Index Fund	913,586	8,934,875
		37,234,415

Money Market Fund 5.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.01% (a)	5,096,921	5,098,451
Total Affiliated Underlying Funds
(Cost $64,255,089)		73,796,665
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 21.8% of net assets

Equity Funds 6.3%
Large-Cap 6.3%
ClearBridge Large Cap Growth Fund, Class IS	61,875	3,106,767
Dodge & Cox Stock Fund	6,646	1,403,223
TCW Relative Value Large Cap Fund, Class I	69,055	1,526,812
		6,036,802

Fixed-Income Funds 15.5%
Intermediate-Term Bond 15.5%
Baird Aggregate Bond Fund, Institutional Class	426,912	4,491,119
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	123,965	1,358,656
Metropolitan West Total Return Bond Fund, Class I	867,810	8,990,512
		14,840,287
Total Unaffiliated Underlying Funds
(Cost $20,185,024)		20,877,089
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
JPMorgan Chase Bank
1.27%, 08/01/18 (b)	503,556	503,556
Total Short-Term Investment
(Cost $503,556)		503,556
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

3

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	221,402	32,402	(12,620)	241,184	($160,025)	($4,366)	$261,297
Laudus Mondrian International Government Fixed Income Fund	92,594	12	(10,183)	82,423	28,963	(15,777)	124
Laudus Small-Cap MarketMasters Fund, Select Shares	38,514	5,064	(3,618)	39,960	(22,349)	2,020	94,941
Schwab Core Equity Fund	254,416	28,200	(55,982)	226,634	(196,646)	77,805	634,777
Schwab Dividend Equity Fund	10,000	13,329	(9,202)	14,127	(6,473)	(388)	17,573
Schwab Global Real Estate Fund	220,574	9,289	(13,405)	216,458	(14,384)	3,746	70,330
Schwab International Core Equity Fund	346,863	52,589	(13,345)	386,107	(160,781)	(6,005)	100,764
Schwab S&P 500 Index Fund	333,205	14,885	(102,540)	245,550	516,520	592,138	231,413
Schwab Short-Term Bond Index Fund	942,868	13,330	(42,612)	913,586	(179,071)	(6,997)	131,099
Schwab Small-Cap Equity Fund	68,089	18,914	(29,231)	57,772	(66,472)	15,472	196,718
Schwab Treasury Inflation Protected Securities Index Fund	553,854	12,110	(35,553)	530,411	(67,386)	(30,833)	132,999
Schwab U.S. Aggregate Bond Index Fund	2,292,299	66,366	(131,204)	2,227,461	(744,734)	(31,521)	445,285
Schwab U.S. Mid-Cap Index Fund	—	18,719	—	18,719	8,423	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	4,241,918	855,003	—	5,096,921	85	—	57,552
Total					($1,064,330)	$595,294	$2,374,872
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$73,796,665	$—	$—	$73,796,665
Unaffiliated Underlying Funds[1]	20,877,089	—	—	20,877,089
Short-Term Investment[1]	—	503,556	—	503,556
Total	$94,673,754	$503,556	$—	$95,177,310
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
4

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 77.8% of net assets

Equity Funds 39.6%
Global Real Estate 2.2%
Schwab Global Real Estate Fund	1,684,745	12,888,299
International 13.5%
Laudus International MarketMasters Fund, Select Shares	1,713,297	45,008,319
Laudus Mondrian Emerging Markets Fund	108,346	857,018
Schwab International Core Equity Fund	2,888,419	31,368,234
		77,233,571
Large-Cap 20.2%
Laudus U.S. Large Cap Growth Fund *	96,072	2,151,061
Schwab Core Equity Fund	1,690,525	40,082,359
Schwab Dividend Equity Fund	80,830	1,332,086
Schwab S&P 500 Index Fund	1,637,577	71,791,392
		115,356,898
Mid-Cap 1.0%
Schwab U.S. Mid-Cap Index Fund *	130,790	5,508,855
Small-Cap 2.7%
Laudus Small-Cap MarketMasters Fund, Select Shares *	266,386	5,319,734
Schwab Small-Cap Equity Fund *	442,947	10,130,205
		15,449,939
		226,437,562

Fixed-Income Funds 33.3%
Inflation-Protected Bond 4.3%
Schwab Treasury Inflation Protected Securities Index Fund	2,257,285	24,604,411
Intermediate-Term Bond 20.5%
Schwab Intermediate-Term Bond Fund	272,949	2,661,249
Schwab U.S. Aggregate Bond Index Fund	11,784,144	114,777,563
		117,438,812
International Bond 1.2%
Laudus Mondrian International Government Fixed Income Fund	717,831	7,163,948
Short-Term Bond 7.3%
Schwab Short-Term Bond Index Fund	4,262,493	41,687,178
		190,894,349

Money Market Fund 4.9%
Schwab Variable Share Price Money Fund, Ultra Shares 2.01% (a)	27,899,104	27,907,473
Total Affiliated Underlying Funds
(Cost $376,413,171)		445,239,384
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 21.8% of net assets

Equity Funds 6.9%
International 0.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	60,633	619,068
Large-Cap 6.8%
ClearBridge Large Cap Growth Fund, Class IS	389,553	19,559,469
Dodge & Cox Stock Fund	47,399	10,007,323
TCW Relative Value Large Cap Fund, Class I	420,975	9,307,767
		38,874,559
		39,493,627

Fixed-Income Funds 14.9%
Intermediate-Term Bond 14.9%
Baird Aggregate Bond Fund, Institutional Class	1,985,233	20,884,655
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,015,066	11,125,128
Metropolitan West Total Return Bond Fund, Class I	5,143,519	53,286,857
		85,296,640
Total Unaffiliated Underlying Funds
(Cost $120,135,413)		124,790,267
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
BNP Paribas
1.27%, 08/01/18 (b)	2,053,761	2,053,761
Total Short-Term Investment
(Cost $2,053,761)		2,053,761
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

5

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	1,588,804	190,670	(66,177)	1,713,297	($1,081,145)	($50,956)	$1,936,275
Laudus Mondrian Emerging Markets Fund	190,425	5,353	(87,432)	108,346	(107,614)	113,552	43,893
Laudus Mondrian International Government Fixed Income Fund	717,722	109	—	717,831	114,842	—	1,077
Laudus Small-Cap MarketMasters Fund, Select Shares	291,799	38,363	(63,776)	266,386	(384,590)	203,961	719,313
Laudus U.S. Large Cap Growth Fund	157,247	21,652	(82,827)	96,072	(691,501)	824,549	415,069
Schwab Core Equity Fund	1,939,729	222,404	(471,608)	1,690,525	(1,590,945)	645,194	5,006,320
Schwab Dividend Equity Fund	106,865	11,025	(37,060)	80,830	(172,362)	87,306	177,999
Schwab Emerging Markets Equity ETF	—	21,739	(21,739)	—	—	(32,684)	—
Schwab Global Real Estate Fund	1,740,703	73,679	(129,637)	1,684,745	(62,562)	7,108	557,744
Schwab Intermediate-Term Bond Fund	405,610	4,991	(137,652)	272,949	(33,000)	(71,328)	49,182
Schwab International Core Equity Fund	2,586,379	302,040	—	2,888,419	(1,201,604)	—	751,343
Schwab S&P 500 Index Fund	2,154,391	71,307	(588,121)	1,637,577	3,078,107	4,427,323	1,544,785
Schwab Short-Term Bond Index Fund	3,803,599	458,894	—	4,262,493	(795,835)	—	583,019
Schwab Small-Cap Equity Fund	487,322	70,849	(115,224)	442,947	(474,592)	142,281	1,481,459
Schwab Treasury Inflation Protected Securities Index Fund	1,771,233	486,052	—	2,257,285	(362,731)	—	491,874
Schwab U.S. Aggregate Bond Index Fund	10,845,819	1,281,735	(343,410)	11,784,144	(3,813,046)	(107,463)	2,281,912
Schwab U.S. Mid-Cap Index Fund	—	130,790	—	130,790	58,855	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	15,148,854	12,750,250	—	27,899,104	970	—	270,119
Total					($7,518,753)	$6,188,843	$16,311,383
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$445,239,384	$—	$—	$445,239,384
Unaffiliated Underlying Funds[1]	124,790,267	—	—	124,790,267
Short-Term Investment[1]	—	2,053,761	—	2,053,761
Total	$570,029,651	$2,053,761	$—	$572,083,412
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
6

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 77.6% of net assets

Equity Funds 51.0%
Global Real Estate 2.7%
Schwab Global Real Estate Fund	2,014,966	15,414,492
International 17.3%
Laudus International MarketMasters Fund, Select Shares	2,155,000	56,611,862
Laudus Mondrian Emerging Markets Fund	420,397	3,325,343
Schwab International Core Equity Fund	3,459,549	37,570,701
		97,507,906
Large-Cap 25.8%
Laudus U.S. Large Cap Growth Fund *	359,392	8,046,780
Schwab Core Equity Fund	2,289,107	54,274,737
Schwab Dividend Equity Fund	197,458	3,254,109
Schwab S&P 500 Index Fund	1,826,028	80,053,049
		145,628,675
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund *	156,228	6,580,302
Small-Cap 4.0%
Laudus Small-Cap MarketMasters Fund, Select Shares *	395,400	7,896,139
Schwab Small-Cap Equity Fund *	652,463	14,921,822
		22,817,961
		287,949,336

Fixed-Income Funds 23.3%
Inflation-Protected Bond 1.5%
Schwab Treasury Inflation Protected Securities Index Fund	755,132	8,230,939
Intermediate-Term Bond 16.1%
Schwab Intermediate-Term Bond Fund	552,535	5,387,213
Schwab U.S. Aggregate Bond Index Fund	8,797,027	85,683,043
		91,070,256
International Bond 1.1%
Laudus Mondrian International Government Fixed Income Fund	627,614	6,263,584
Short-Term Bond 4.6%
Schwab Short-Term Bond Index Fund	2,665,184	26,065,502
		131,630,281

Money Market Fund 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.01% (a)	18,711,427	18,717,040
Total Affiliated Underlying Funds
(Cost $374,916,010)		438,296,657
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 21.9% of net assets

Equity Funds 8.5%
International 0.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	289,293	2,953,686
Large-Cap 8.0%
ClearBridge Large Cap Growth Fund, Class IS	408,136	20,492,533
Dodge & Cox Stock Fund	59,017	12,460,358
TCW Relative Value Large Cap Fund, Class I	562,202	12,430,296
		45,383,187
		48,336,873

Fixed-Income Funds 13.4%
Intermediate-Term Bond 13.4%
Baird Aggregate Bond Fund, Institutional Class	1,170,391	12,312,518
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,481,352	16,235,621
Metropolitan West Total Return Bond Fund, Class I	4,539,949	47,033,873
		75,582,012
Total Unaffiliated Underlying Funds
(Cost $117,801,093)		123,918,885
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Sumitomo Mitsui Banking Corp.
1.27%, 08/01/18 (b)	4,046,297	4,046,297
Total Short-Term Investment
(Cost $4,046,297)		4,046,297
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

7

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	1,808,604	346,396	—	2,155,000	($1,522,256)	$—	$2,204,146
Laudus Mondrian Emerging Markets Fund	498,196	14,004	(91,803)	420,397	(175,028)	20,759	114,834
Laudus Mondrian International Government Fixed Income Fund	627,519	95	—	627,614	100,409	—	941
Laudus Small-Cap MarketMasters Fund, Select Shares	349,456	45,944	—	395,400	(164,106)	—	861,445
Laudus U.S. Large Cap Growth Fund	414,198	57,033	(111,839)	359,392	(204,254)	663,169	1,093,317
Schwab Core Equity Fund	2,247,060	297,505	(255,458)	2,289,107	(1,303,676)	235,532	5,864,493
Schwab Dividend Equity Fund	222,970	22,951	(48,463)	197,458	(248,301)	114,542	370,552
Schwab Emerging Markets Equity ETF	—	81,027	(81,027)	—	—	(121,822)	—
Schwab Global Real Estate Fund	1,931,100	83,866	—	2,014,966	(70,430)	—	634,765
Schwab Intermediate-Term Bond Fund	543,818	8,717	—	552,535	(163,946)	—	85,773
Schwab International Core Equity Fund	2,758,784	700,765	—	3,459,549	(1,486,928)	—	826,133
Schwab S&P 500 Index Fund	2,161,008	58,385	(393,365)	1,826,028	4,854,242	2,954,314	1,577,144
Schwab Short-Term Bond Index Fund	2,050,617	614,567	—	2,665,184	(461,988)	—	342,290
Schwab Small-Cap Equity Fund	610,514	88,760	(46,811)	652,463	(207,739)	(102,312)	1,855,961
Schwab Treasury Inflation Protected Securities Index Fund	510,217	244,915	—	755,132	(113,063)	—	150,801
Schwab U.S. Aggregate Bond Index Fund	7,351,362	1,445,665	—	8,797,027	(2,831,715)	—	1,642,836
Schwab U.S. Mid-Cap Index Fund	—	156,228	—	156,228	70,302	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	6,068,086	12,643,341	—	18,711,427	940	—	159,636
Total					($3,927,537)	$3,764,182	$17,785,067
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$438,296,657	$—	$—	$438,296,657
Unaffiliated Underlying Funds[1]	123,918,885	—	—	123,918,885
Short-Term Investment[1]	—	4,046,297	—	4,046,297
Total	$562,215,542	$4,046,297	$—	$566,261,839
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
8

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 78.3% of net assets

Equity Funds 59.4%
Global Real Estate 3.1%
Schwab Global Real Estate Fund	4,179,049	31,969,726
International 20.3%
Laudus International MarketMasters Fund, Select Shares	4,494,151	118,061,342
Laudus Mondrian Emerging Markets Fund	1,388,252	10,981,073
Schwab International Core Equity Fund	7,254,242	78,781,066
		207,823,481
Large-Cap 29.4%
Laudus U.S. Large Cap Growth Fund *	1,119,791	25,072,113
Schwab Core Equity Fund	4,670,206	110,730,592
Schwab Dividend Equity Fund	762,465	12,565,418
Schwab S&P 500 Index Fund	3,476,142	152,394,051
		300,762,174
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund *	329,494	13,878,272
Small-Cap 5.2%
Laudus Small-Cap MarketMasters Fund, Select Shares *	920,358	18,379,545
Schwab Small-Cap Equity Fund *	1,499,255	34,287,969
		52,667,514
		607,101,167

Fixed-Income Funds 16.4%
Intermediate-Term Bond 12.5%
Schwab Intermediate-Term Bond Fund	1,131,327	11,030,443
Schwab U.S. Aggregate Bond Index Fund	11,945,465	116,348,833
		127,379,276
International Bond 1.0%
Laudus Mondrian International Government Fixed Income Fund	1,081,045	10,788,831
Short-Term Bond 2.9%
Schwab Short-Term Bond Index Fund	3,054,161	29,869,694
		168,037,801

Money Market Fund 2.5%
Schwab Variable Share Price Money Fund, Ultra Shares 2.01% (a)	25,409,453	25,417,076
Total Affiliated Underlying Funds
(Cost $627,242,597)		800,556,044
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 21.1% of net assets

Equity Funds 9.5%
International 0.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	906,727	9,257,684
Large-Cap 8.6%
ClearBridge Large Cap Growth Fund, Class IS	745,383	37,425,702
Dodge & Cox Stock Fund	102,781	21,700,114
TCW Relative Value Large Cap Fund, Class I	1,277,722	28,250,424
		87,376,240
		96,633,924

Fixed-Income Funds 11.6%
Intermediate-Term Bond 11.6%
Baird Aggregate Bond Fund, Institutional Class	1,337,188	14,067,220
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	3,130,540	34,310,717
Metropolitan West Total Return Bond Fund, Class I	6,816,950	70,623,602
		119,001,539
Total Unaffiliated Underlying Funds
(Cost $202,044,244)		215,635,463
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Barclays Capital, Inc.
1.27%, 08/01/18 (b)	3,695,983	3,695,983
Total Short-Term Investment
(Cost $3,695,983)		3,695,983
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

9

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	3,869,158	698,821	(73,828)	4,494,151	($3,011,534)	($64,969)	$4,715,343
Laudus Mondrian Emerging Markets Fund	1,542,701	43,365	(197,814)	1,388,252	(622,412)	37,494	355,593
Laudus Mondrian International Government Fixed Income Fund	1,080,882	163	—	1,081,045	172,951	—	1,621
Laudus Small-Cap MarketMasters Fund, Select Shares	849,500	111,685	(40,827)	920,358	(448,737)	24,496	2,094,101
Laudus U.S. Large Cap Growth Fund	1,424,368	185,560	(490,137)	1,119,791	(2,815,517)	4,377,751	3,557,180
Schwab Core Equity Fund	4,705,517	550,405	(585,716)	4,670,206	(2,963,231)	477,795	12,389,627
Schwab Dividend Equity Fund	786,317	81,349	(105,201)	762,465	(630,023)	129,648	1,313,274
Schwab Emerging Markets Equity ETF	—	265,810	(265,810)	—	—	(399,638)	—
Schwab Global Real Estate Fund	4,005,110	173,939	—	4,179,049	(146,071)	—	1,316,505
Schwab Intermediate-Term Bond Fund	1,113,481	17,846	—	1,131,327	(335,684)	—	175,622
Schwab International Core Equity Fund	5,840,200	1,414,042	—	7,254,242	(3,214,566)	—	1,696,578
Schwab S&P 500 Index Fund	4,234,731	74,865	(833,454)	3,476,142	8,728,226	6,471,687	3,100,918
Schwab Short-Term Bond Index Fund	2,237,888	816,273	—	3,054,161	(499,631)	—	375,151
Schwab Small-Cap Equity Fund	1,403,512	204,050	(108,307)	1,499,255	(777,036)	63,508	4,266,677
Schwab U.S. Aggregate Bond Index Fund	10,273,819	1,936,143	(264,497)	11,945,465	(3,861,666)	(72,619)	2,272,746
Schwab U.S. Mid-Cap Index Fund	—	329,494	—	329,494	148,272	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	12,596,054	12,813,399	—	25,409,453	776	—	232,558
Total					($10,275,883)	$11,045,153	$37,863,494
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$800,556,044	$—	$—	$800,556,044
Unaffiliated Underlying Funds[1]	215,635,463	—	—	215,635,463
Short-Term Investment[1]	—	3,695,983	—	3,695,983
Total	$1,016,191,507	$3,695,983	$—	$1,019,887,490
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
10

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 80.4% of net assets

Equity Funds 66.5%
Global Real Estate 3.5%
Schwab Global Real Estate Fund	2,184,825	16,713,911
International 22.9%
Laudus International MarketMasters Fund, Select Shares	2,305,813	60,573,716
Laudus Mondrian Emerging Markets Fund	918,472	7,265,117
Schwab International Core Equity Fund	3,769,587	40,937,718
		108,776,551
Large-Cap 32.7%
Laudus U.S. Large Cap Growth Fund *	821,212	18,386,945
Schwab Core Equity Fund	2,355,321	55,844,666
Schwab Dividend Equity Fund	522,079	8,603,855
Schwab S&P 500 Index Fund	1,662,937	72,903,169
		155,738,635
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund *	165,587	6,974,514
Small-Cap 5.9%
Laudus Small-Cap MarketMasters Fund, Select Shares *	492,855	9,842,310
Schwab Small-Cap Equity Fund *	804,347	18,395,407
		28,237,717
		316,441,328

Fixed-Income Funds 11.9%
Intermediate-Term Bond 9.1%
Schwab Intermediate-Term Bond Fund	464,427	4,528,167
Schwab U.S. Aggregate Bond Index Fund	3,987,948	38,842,618
		43,370,785
International Bond 0.9%
Laudus Mondrian International Government Fixed Income Fund	409,445	4,086,258
Short-Term Bond 1.9%
Schwab Short-Term Bond Index Fund	947,152	9,263,150
		56,720,193

Money Market Fund 2.0%
Schwab Variable Share Price Money Fund, Ultra Shares 2.01% (a)	9,502,227	9,505,078
Total Affiliated Underlying Funds
(Cost $313,877,622)		382,666,599
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 19.0% of net assets

Equity Funds 10.0%
International 1.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	620,165	6,331,880
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS	320,608	16,097,721
Dodge & Cox Stock Fund	52,738	11,134,631
TCW Relative Value Large Cap Fund, Class I	628,012	13,885,356
		41,117,708
		47,449,588

Fixed-Income Funds 9.0%
Intermediate-Term Bond 9.0%
Baird Aggregate Bond Fund, Institutional Class	358,159	3,767,828
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,340,870	14,695,940
Metropolitan West Total Return Bond Fund, Class I	2,371,024	24,563,804
		43,027,572
Total Unaffiliated Underlying Funds
(Cost $83,843,323)		90,477,160
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
BNP Paribas
1.27%, 08/01/18 (b)	3,583,930	3,583,930
Total Short-Term Investment
(Cost $3,583,930)		3,583,930
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

11

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	1,926,709	379,104	—	2,305,813	($1,638,425)	$—	$2,348,080
Laudus Mondrian Emerging Markets Fund	1,013,481	28,489	(123,498)	918,472	(390,387)	(1,883)	233,607
Laudus Mondrian International Government Fixed Income Fund	409,383	62	—	409,445	65,505	—	614
Laudus Small-Cap MarketMasters Fund, Select Shares	472,127	62,071	(41,343)	492,855	(232,321)	(15,025)	1,163,840
Laudus U.S. Large Cap Growth Fund	949,422	123,370	(251,580)	821,212	(147,553)	1,224,389	2,365,010
Schwab Core Equity Fund	2,309,142	270,101	(223,922)	2,355,321	(1,293,087)	77,088	6,079,970
Schwab Dividend Equity Fund	511,548	53,084	(42,553)	522,079	(367,673)	30,855	856,928
Schwab Emerging Markets Equity ETF	—	175,230	(175,230)	—	—	(263,453)	—
Schwab Global Real Estate Fund	2,026,641	158,184	—	2,184,825	(48,265)	—	677,306
Schwab Intermediate-Term Bond Fund	457,101	7,326	—	464,427	(137,803)	—	72,096
Schwab International Core Equity Fund	2,940,472	829,115	—	3,769,587	(1,635,611)	—	854,207
Schwab S&P 500 Index Fund	1,981,817	69,028	(387,908)	1,662,937	4,355,499	2,781,743	1,457,428
Schwab Short-Term Bond Index Fund	578,765	368,387	—	947,152	(132,124)	—	99,185
Schwab Small-Cap Equity Fund	749,129	108,912	(53,694)	804,347	(263,452)	(112,952)	2,277,352
Schwab U.S. Aggregate Bond Index Fund	3,264,571	723,377	—	3,987,948	(1,279,854)	—	745,511
Schwab U.S. Mid-Cap Index Fund	—	165,587	—	165,587	74,514	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	4,027,779	5,474,448	—	9,502,227	305	—	82,142
Total					($3,070,732)	$3,720,762	$19,313,276
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$382,666,599	$—	$—	$382,666,599
Unaffiliated Underlying Funds[1]	90,477,160	—	—	90,477,160
Short-Term Investment[1]	—	3,583,930	—	3,583,930
Total	$473,143,759	$3,583,930	$—	$476,727,689
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
12

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 82.2% of net assets

Equity Funds 72.9%
Global Real Estate 4.0%
Schwab Global Real Estate Fund	5,382,122	41,173,230
International 25.3%
Laudus International MarketMasters Fund, Select Shares	5,471,173	143,727,726
Laudus Mondrian Emerging Markets Fund	2,757,589	21,812,527
Schwab International Core Equity Fund	9,057,289	98,362,162
		263,902,415
Large-Cap 35.3%
Laudus U.S. Large Cap Growth Fund *	2,371,273	53,092,802
Schwab Core Equity Fund	5,499,293	130,388,231
Schwab Dividend Equity Fund	1,571,032	25,890,601
Schwab S&P 500 Index Fund	3,624,110	158,880,972
		368,252,606
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund *	401,728	16,920,777
Small-Cap 6.7%
Laudus Small-Cap MarketMasters Fund, Select Shares *	1,241,007	24,782,905
Schwab Small-Cap Equity Fund *	1,959,404	44,811,569
		69,594,474
		759,843,502

Fixed-Income Funds 7.5%
Intermediate-Term Bond 6.1%
Schwab Intermediate-Term Bond Fund	935,046	9,116,696
Schwab U.S. Aggregate Bond Index Fund	5,573,287	54,283,813
		63,400,509
International Bond 0.5%
Laudus Mondrian International Government Fixed Income Fund	537,782	5,367,068
Short-Term Bond 0.9%
Schwab Short-Term Bond Index Fund	981,615	9,600,199
		78,367,776

Money Market Fund 1.8%
Schwab Variable Share Price Money Fund, Ultra Shares 2.01% (a)	18,167,473	18,172,923
Total Affiliated Underlying Funds
(Cost $644,677,823)		856,384,201
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 17.3% of net assets

Equity Funds 10.4%
International 1.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,760,019	17,969,792
Large-Cap 8.7%
ClearBridge Large Cap Growth Fund, Class IS	629,246	31,594,435
Dodge & Cox Stock Fund	113,585	23,981,278
TCW Relative Value Large Cap Fund, Class I	1,605,702	35,502,078
		91,077,791
		109,047,583

Fixed-Income Funds 6.9%
Intermediate-Term Bond 6.9%
Baird Aggregate Bond Fund, Institutional Class	424,309	4,463,732
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,556,912	28,023,756
Metropolitan West Total Return Bond Fund, Class I	3,769,063	39,047,492
		71,534,980
Total Unaffiliated Underlying Funds
(Cost $162,623,089)		180,582,563
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Sumitomo Mitsui Banking Corp.
1.27%, 08/01/18 (b)	816,697	816,697
Total Short-Term Investment
(Cost $816,697)		816,697
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

13

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	4,746,119	754,739	(29,685)	5,471,173	($4,026,718)	($35,028)	$5,784,096
Laudus Mondrian Emerging Markets Fund	2,990,467	84,061	(316,939)	2,757,589	(1,261,351)	45,031	689,303
Laudus Mondrian International Government Fixed Income Fund	537,701	81	—	537,782	86,037	—	807
Laudus Small-Cap MarketMasters Fund, Select Shares	1,216,736	159,967	(135,696)	1,241,007	(736,934)	95,699	2,999,376
Laudus U.S. Large Cap Growth Fund	2,733,424	376,377	(738,528)	2,371,273	(932,578)	4,118,300	7,215,145
Schwab Core Equity Fund	5,639,832	659,692	(800,231)	5,499,293	(3,681,287)	673,529	14,849,678
Schwab Dividend Equity Fund	1,556,759	161,435	(147,162)	1,571,032	(1,124,633)	107,324	2,606,082
Schwab Emerging Markets Equity ETF	—	526,350	(526,350)	—	—	(791,353)	—
Schwab Global Real Estate Fund	5,158,108	224,014	—	5,382,122	(188,123)	—	1,695,503
Schwab Intermediate-Term Bond Fund	920,295	14,751	—	935,046	(277,444)	—	145,152
Schwab International Core Equity Fund	7,383,553	1,772,101	(98,365)	9,057,289	(3,995,525)	(59,880)	2,144,922
Schwab S&P 500 Index Fund	4,553,125	80,090	(1,009,105)	3,624,110	8,308,767	7,852,644	3,317,328
Schwab Short-Term Bond Index Fund	586,580	395,035	—	981,615	(140,324)	—	106,442
Schwab Small-Cap Equity Fund	2,009,039	292,084	(341,719)	1,959,404	(1,440,786)	261,738	6,107,478
Schwab U.S. Aggregate Bond Index Fund	4,603,548	1,174,447	(204,708)	5,573,287	(1,751,097)	(63,682)	1,064,703
Schwab U.S. Mid-Cap Index Fund	—	401,728	—	401,728	180,778	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	5,832,001	12,335,472	—	18,167,473	829	—	151,424
Total					($10,980,389)	$12,204,322	$48,877,439
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$856,384,201	$—	$—	$856,384,201
Unaffiliated Underlying Funds[1]	180,582,563	—	—	180,582,563
Short-Term Investment[1]	—	816,697	—	816,697
Total	$1,036,966,764	$816,697	$—	$1,037,783,461
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
14

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 83.7% of net assets

Equity Funds 77.3%
Global Real Estate 4.2%
Schwab Global Real Estate Fund	820,898	6,279,874
International 27.1%
Laudus International MarketMasters Fund, Select Shares	843,050	22,146,913
Laudus Mondrian Emerging Markets Fund	423,548	3,350,265
Schwab International Core Equity Fund	1,348,220	14,641,664
		40,138,842
Large-Cap 37.5%
Laudus U.S. Large Cap Growth Fund *	412,073	9,226,304
Schwab Core Equity Fund	815,476	19,334,934
Schwab Dividend Equity Fund	273,244	4,503,063
Schwab S&P 500 Index Fund	511,739	22,434,631
		55,498,932
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund *	53,756	2,264,190
Small-Cap 7.0%
Laudus Small-Cap MarketMasters Fund, Select Shares *	175,634	3,507,406
Schwab Small-Cap Equity Fund *	302,845	6,926,056
		10,433,462
		114,615,300

Fixed-Income Funds 4.9%
Intermediate-Term Bond 4.0%
Schwab Intermediate-Term Bond Fund	88,732	865,141
Schwab U.S. Aggregate Bond Index Fund	520,318	5,067,896
		5,933,037
International Bond 0.4%
Laudus Mondrian International Government Fixed Income Fund	51,477	513,742
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	77,078	753,822
		7,200,601

Money Market Fund 1.5%
Schwab Variable Share Price Money Fund, Ultra Shares 2.01% (a)	2,257,493	2,258,170
Total Affiliated Underlying Funds
(Cost $109,364,837)		124,074,071
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 15.7% of net assets

Equity Funds 11.1%
International 2.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	362,032	3,696,350
Large-Cap 8.6%
ClearBridge Large Cap Growth Fund, Class IS	80,786	4,056,272
Dodge & Cox Stock Fund	20,603	4,349,988
TCW Relative Value Large Cap Fund, Class I	193,765	4,284,149
		12,690,409
		16,386,759

Fixed-Income Funds 4.6%
Intermediate-Term Bond 4.6%
Baird Aggregate Bond Fund, Institutional Class	42,691	449,107
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	263,365	2,886,479
Metropolitan West Total Return Bond Fund, Class I	343,367	3,557,283
		6,892,869
Total Unaffiliated Underlying Funds
(Cost $22,238,319)		23,279,628
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Barclays Capital, Inc.
1.27%, 08/01/18 (b)	1,083,014	1,083,014
Total Short-Term Investment
(Cost $1,083,014)		1,083,014
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

15

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	598,666	256,455	(12,071)	843,050	($515,338)	($17,623)	$749,844
Laudus Mondrian Emerging Markets Fund	431,102	12,118	(19,672)	423,548	(201,055)	(6,550)	99,369
Laudus Mondrian International Government Fixed Income Fund	51,469	8	—	51,477	8,236	—	77
Laudus Small-Cap MarketMasters Fund, Select Shares	164,019	27,119	(15,504)	175,634	(76,888)	(10,924)	416,425
Laudus U.S. Large Cap Growth Fund	391,181	76,577	(55,685)	412,073	400,770	93,628	1,051,064
Schwab Core Equity Fund	716,762	127,202	(28,488)	815,476	(301,611)	(31,003)	1,887,234
Schwab Dividend Equity Fund	233,840	58,317	(18,913)	273,244	(142,125)	(2,703)	393,511
Schwab Emerging Markets Equity ETF	—	81,027	(81,027)	—	—	(121,822)	—
Schwab Global Real Estate Fund	635,930	184,968	—	820,898	(9,126)	—	238,696
Schwab Intermediate-Term Bond Fund	87,333	1,399	—	88,732	(26,328)	—	13,774
Schwab International Core Equity Fund	953,926	394,294	—	1,348,220	(555,507)	—	296,418
Schwab S&P 500 Index Fund	539,805	64,033	(92,099)	511,739	1,443,405	636,802	403,071
Schwab Short-Term Bond Index Fund	33,572	43,506	—	77,078	(8,585)	—	7,356
Schwab Small-Cap Equity Fund	277,434	63,044	(37,633)	302,845	(103,000)	(36,226)	843,398
Schwab U.S. Aggregate Bond Index Fund	346,074	174,244	—	520,318	(150,079)	—	89,542
Schwab U.S. Mid-Cap Index Fund	—	53,756	—	53,756	24,190	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	542,324	1,715,169	—	2,257,493	101	—	17,299
Total					($212,940)	$503,579	$6,507,078
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$124,074,071	$—	$—	$124,074,071
Unaffiliated Underlying Funds[1]	23,279,628	—	—	23,279,628
Short-Term Investment[1]	—	1,083,014	—	1,083,014
Total	$147,353,699	$1,083,014	$—	$148,436,713
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
16

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 84.7% of net assets

Equity Funds 79.9%
Global Real Estate 4.4%
Schwab Global Real Estate Fund	740,436	5,664,335
International 28.2%
Laudus International MarketMasters Fund, Select Shares	746,877	19,620,459
Laudus Mondrian Emerging Markets Fund	403,188	3,189,214
Schwab International Core Equity Fund	1,212,717	13,170,105
		35,979,778
Large-Cap 38.4%
Laudus U.S. Large Cap Growth Fund *	393,317	8,806,371
Schwab Core Equity Fund	721,258	17,101,028
Schwab Dividend Equity Fund	238,788	3,935,226
Schwab S&P 500 Index Fund	435,584	19,095,984
		48,938,609
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund *	47,564	2,003,404
Small-Cap 7.3%
Laudus Small-Cap MarketMasters Fund, Select Shares *	165,316	3,301,357
Schwab Small-Cap Equity Fund *	264,793	6,055,822
		9,357,179
		101,943,305

Fixed-Income Funds 3.3%
Intermediate-Term Bond 2.5%
Schwab Intermediate-Term Bond Fund	48,133	469,296
Schwab U.S. Aggregate Bond Index Fund	280,162	2,728,775
		3,198,071
International Bond 0.3%
Laudus Mondrian International Government Fixed Income Fund	41,981	418,967
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	68,664	671,530
		4,288,568

Money Market Fund 1.5%
Schwab Variable Share Price Money Fund, Ultra Shares 2.01% (a)	1,910,186	1,910,758
Total Affiliated Underlying Funds
(Cost $95,220,787)		108,142,631
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 14.7% of net assets

Equity Funds 11.3%
International 2.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	353,471	3,608,938
Large-Cap 8.5%
ClearBridge Large Cap Growth Fund, Class IS	60,678	3,046,636
Dodge & Cox Stock Fund	19,779	4,175,878
TCW Relative Value Large Cap Fund, Class I	164,981	3,647,739
		10,870,253
		14,479,191

Fixed-Income Funds 3.4%
Intermediate-Term Bond 3.4%
Baird Aggregate Bond Fund, Institutional Class	20,885	219,707
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	182,128	1,996,118
Metropolitan West Total Return Bond Fund, Class I	201,507	2,087,615
		4,303,440
Total Unaffiliated Underlying Funds
(Cost $17,868,629)		18,782,631
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.8% of net assets

Time Deposits 0.8%
Sumitomo Mitsui Banking Corp.
1.27%, 08/01/18 (b)	946,439	946,439
Total Short-Term Investment
(Cost $946,439)		946,439
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

17

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	530,596	216,281	—	746,877	($493,521)	$—	$660,118
Laudus Mondrian Emerging Markets Fund	410,023	11,526	(18,361)	403,188	(193,494)	(4,393)	94,510
Laudus Mondrian International Government Fixed Income Fund	41,974	7	—	41,981	6,716	—	63
Laudus Small-Cap MarketMasters Fund, Select Shares	155,786	26,946	(17,416)	165,316	(75,849)	(9,012)	384,028
Laudus U.S. Large Cap Growth Fund	372,185	63,949	(42,817)	393,317	413,906	81,679	982,419
Schwab Core Equity Fund	622,617	115,901	(17,260)	721,258	(255,315)	(17,971)	1,639,352
Schwab Dividend Equity Fund	213,507	34,678	(9,397)	238,788	(136,632)	(2,725)	359,124
Schwab Emerging Markets Equity ETF	—	77,536	(77,536)	—	—	(116,573)	—
Schwab Global Real Estate Fund	578,379	162,057	—	740,436	8,693	—	207,907
Schwab Intermediate-Term Bond Fund	47,374	759	—	48,133	(14,282)	—	7,472
Schwab International Core Equity Fund	844,296	388,367	(19,946)	1,212,717	(493,066)	(15,971)	250,929
Schwab S&P 500 Index Fund	463,950	44,349	(72,715)	435,584	1,246,366	510,636	345,275
Schwab Short-Term Bond Index Fund	7,260	61,404	—	68,664	(4,696)	—	3,767
Schwab Small-Cap Equity Fund	255,145	41,911	(32,263)	264,793	(84,834)	(48,294)	775,640
Schwab U.S. Aggregate Bond Index Fund	208,754	71,408	—	280,162	(85,883)	—	50,416
Schwab U.S. Mid-Cap Index Fund	—	47,564	—	47,564	21,403	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	—	1,910,186	—	1,910,186	121	—	12,318
Total					($140,367)	$377,376	$5,773,338
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$108,142,631	$—	$—	$108,142,631
Unaffiliated Underlying Funds[1]	18,782,631	—	—	18,782,631
Short-Term Investment[1]	—	946,439	—	946,439
Total	$126,925,262	$946,439	$—	$127,871,701
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
18

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 85.9% of net assets

Equity Funds 82.4%
Global Real Estate 4.5%
Schwab Global Real Estate Fund	450,101	3,443,273
International 29.0%
Laudus International MarketMasters Fund, Select Shares	458,032	12,032,491
Laudus Mondrian Emerging Markets Fund	257,733	2,038,664
Schwab International Core Equity Fund	748,924	8,133,318
		22,204,473
Large-Cap 39.6%
Laudus U.S. Large Cap Growth Fund *	262,570	5,878,944
Schwab Core Equity Fund	441,792	10,474,878
Schwab Dividend Equity Fund	163,881	2,700,754
Schwab S&P 500 Index Fund	257,513	11,289,351
		30,343,927
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund *	31,088	1,309,430
Small-Cap 7.6%
Laudus Small-Cap MarketMasters Fund, Select Shares *	103,082	2,058,540
Schwab Small-Cap Equity Fund *	163,386	3,736,639
		5,795,179
		63,096,282

Fixed-Income Funds 2.1%
Intermediate-Term Bond 1.6%
Schwab Intermediate-Term Bond Fund	18,004	175,540
Schwab U.S. Aggregate Bond Index Fund	107,393	1,046,005
		1,221,545
International Bond 0.2%
Laudus Mondrian International Government Fixed Income Fund	12,706	126,807
Short-Term Bond 0.3%
Schwab Short-Term Bond Index Fund	28,357	277,336
		1,625,688

Money Market Fund 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares 2.01% (a)	1,105,917	1,106,249
Total Affiliated Underlying Funds
(Cost $58,062,794)		65,828,219
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 13.5% of net assets

Equity Funds 11.2%
International 3.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	231,207	2,360,619
Large-Cap 8.1%
ClearBridge Large Cap Growth Fund, Class IS	32,559	1,634,810
Dodge & Cox Stock Fund	11,663	2,462,491
TCW Relative Value Large Cap Fund, Class I	97,139	2,147,753
		6,245,054
		8,605,673

Fixed-Income Funds 2.3%
Intermediate-Term Bond 2.3%
Baird Aggregate Bond Fund, Institutional Class	5,103	53,684
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	65,457	717,411
Metropolitan West Total Return Bond Fund, Class I	91,056	943,341
		1,714,436
Total Unaffiliated Underlying Funds
(Cost $9,788,960)		10,320,109
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
1.27%, 08/01/18 (b)	289,583	289,583
Total Short-Term Investment
(Cost $289,583)		289,583
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

19

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	310,559	147,849	(376)	458,032	($285,691)	($551)	$401,051
Laudus Mondrian Emerging Markets Fund	250,686	7,047	—	257,733	(134,907)	—	57,783
Laudus Mondrian International Government Fixed Income Fund	12,704	2	—	12,706	2,032	—	19
Laudus Small-Cap MarketMasters Fund, Select Shares	97,330	18,155	(12,403)	103,082	(39,145)	(7,231)	239,927
Laudus U.S. Large Cap Growth Fund	231,721	58,083	(27,234)	262,570	314,427	39,446	611,651
Schwab Core Equity Fund	367,417	91,132	(16,757)	441,792	(116,371)	(16,433)	967,409
Schwab Dividend Equity Fund	130,069	40,312	(6,500)	163,881	(83,575)	(1,260)	227,095
Schwab Emerging Markets Equity ETF	—	49,967	(49,967)	—	—	(75,124)	—
Schwab Global Real Estate Fund	334,404	115,697	—	450,101	(4,795)	—	126,498
Schwab Intermediate-Term Bond Fund	17,720	284	—	18,004	(5,342)	—	2,795
Schwab International Core Equity Fund	503,958	244,966	—	748,924	(306,066)	—	155,781
Schwab S&P 500 Index Fund	263,320	34,156	(39,963)	257,513	795,555	221,347	199,074
Schwab Short-Term Bond Index Fund	707	27,650	—	28,357	(997)	—	1,273
Schwab Small-Cap Equity Fund	153,323	31,679	(21,616)	163,386	(40,173)	(39,490)	481,946
Schwab U.S. Aggregate Bond Index Fund	61,548	45,845	—	107,393	(33,564)	—	19,160
Schwab U.S. Mid-Cap Index Fund	—	31,088	—	31,088	12,430	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	—	1,105,917	—	1,105,917	70	—	7,151
Total					$73,888	$120,704	$3,498,613
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$65,828,219	$—	$—	$65,828,219
Unaffiliated Underlying Funds[1]	10,320,109	—	—	10,320,109
Short-Term Investment[1]	—	289,583	—	289,583
Total	$76,148,328	$289,583	$—	$76,437,911
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
20

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 86.0% of net assets

Equity Funds 83.5%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	64,239	491,425
International 29.1%
Laudus International MarketMasters Fund, Select Shares	63,687	1,673,067
Laudus Mondrian Emerging Markets Fund	32,697	258,631
Schwab International Core Equity Fund	102,257	1,110,508
		3,042,206
Large-Cap 40.0%
Laudus U.S. Large Cap Growth Fund *	36,361	814,128
Schwab Core Equity Fund	60,955	1,445,232
Schwab Dividend Equity Fund	22,853	376,611
Schwab S&P 500 Index Fund	35,064	1,537,216
		4,173,187
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund *	4,436	186,841
Small-Cap 7.9%
Laudus Small-Cap MarketMasters Fund, Select Shares *	14,291	285,401
Schwab Small-Cap Equity Fund *	23,697	541,960
		827,361
		8,721,020

Fixed-Income Funds 1.0%
Intermediate-Term Bond 1.0%
Schwab Intermediate-Term Bond Fund	1,087	10,598
Schwab U.S. Aggregate Bond Index Fund	9,495	92,478
		103,076
International Bond 0.0%
Laudus Mondrian International Government Fixed Income Fund	374	3,736
		106,812

Money Market Fund 1.5%
Schwab Variable Share Price Money Fund, Ultra Shares 2.01% (a)	150,824	150,869
Total Affiliated Underlying Funds
(Cost $8,430,668)		8,978,701
Security	Number of Shares	Value ($)
Unaffiliated Underlying Funds 13.0% of net assets

Equity Funds 11.6%
International 3.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	34,805	355,364
Large-Cap 8.2%
ClearBridge Large Cap Growth Fund, Class IS	4,017	201,686
Dodge & Cox Stock Fund	1,820	384,205
TCW Relative Value Large Cap Fund, Class I	12,197	269,669
		855,560
		1,210,924

Fixed-Income Funds 1.4%
Intermediate-Term Bond 1.4%
Baird Aggregate Bond Fund, Institutional Class	378	3,977
Loomis Sayles Investment Grade Bond Fund, Class Y Shares	6,670	73,100
Metropolitan West Total Return Bond Fund, Class I	7,302	75,648
		152,725
Total Unaffiliated Underlying Funds
(Cost $1,335,814)		1,363,649
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.8% of net assets

Time Deposit 0.8%
BNP Paribas
1.27%, 08/01/18 (b)	80,155	80,155
Total Short-Term Investment
(Cost $80,155)		80,155
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

21

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus International MarketMasters Fund, Select Shares	30,159	42,308	(8,780)	63,687	($34,872)	($11,840)	$43,684
Laudus Mondrian Emerging Markets Fund	25,316	9,929	(2,548)	32,697	(18,759)	(2,378)	6,106
Laudus Mondrian International Government Fixed Income Fund	374	—	—	374	60	—	1
Laudus Small-Cap MarketMasters Fund, Select Shares	9,739	4,552	—	14,291	(3,261)	—	26,035
Laudus U.S. Large Cap Growth Fund	22,846	18,818	(5,303)	36,361	49,910	690	69,475
Schwab Core Equity Fund	34,798	33,130	(6,973)	60,955	(2,286)	(8,671)	104,503
Schwab Dividend Equity Fund	13,236	12,084	(2,467)	22,853	(9,636)	(2,512)	25,964
Schwab Emerging Markets Equity ETF	—	7,575	(7,575)	—	—	(11,389)	—
Schwab Global Real Estate Fund	33,699	30,540	—	64,239	(816)	—	16,093
Schwab Intermediate-Term Bond Fund	1,070	17	—	1,087	(323)	—	169
Schwab International Core Equity Fund	48,282	60,451	(6,476)	102,257	(42,128)	(5,402)	16,901
Schwab S&P 500 Index Fund	25,370	25,552	(15,858)	35,064	119,543	10,603	21,447
Schwab Small-Cap Equity Fund	14,643	10,960	(1,906)	23,697	3,715	(4,940)	51,905
Schwab U.S. Aggregate Bond Index Fund	5,433	7,556	(3,494)	9,495	(1,853)	(1,270)	1,838
Schwab U.S. Mid-Cap Index Fund	—	4,436	—	4,436	2,842	—	—
Schwab Variable Share Price Money Fund, Ultra Shares	—	150,824	—	150,824	10	—	992
Total					$62,146	($37,109)	$385,113
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$8,978,701	$—	$—	$8,978,701
Unaffiliated Underlying Funds[1]	1,363,649	—	—	1,363,649
Short-Term Investment[1]	—	80,155	—	80,155
Total	$10,342,350	$80,155	$—	$10,422,505
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
22

Schwab Target Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG98260JUL18
23

Schwab Capital Trust
Schwab Balanced Fund™

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

Equity Funds 60.1%
Large-Cap 50.0%
Laudus U.S. Large Cap Growth Fund *	3,051,310	68,318,828
Schwab Core Equity Fund	6,665,825	158,046,708
		226,365,536
Small-Cap 10.1%
Laudus Small-Cap MarketMasters Fund, Select Shares *	2,303,155	45,994,012
		272,359,548

Fixed-Income Funds 36.7%
Intermediate-Term Bond 36.7%
Schwab Intermediate-Term Bond Fund	5,030,692	49,049,252
Schwab U.S. Aggregate Bond Index Fund	12,053,806	117,404,069
		166,453,321

Security	Number of Shares	Value ($)
Money Market Fund 2.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.01% (a)	10,310,042	10,313,135
Total Affiliated Underlying Funds
(Cost $402,122,217)		449,126,004

Unaffiliated Underlying Fund 1.0% of net assets

Money Market Fund 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.83% (a)	4,622,989	4,622,989
Total Unaffiliated Underlying Fund
(Cost $4,622,989)		4,622,989
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Laudus Small-Cap MarketMasters Fund, Select Shares	1,897,385	508,338	(102,568)	2,303,155	($707,587)	$68,006	$4,587,452
Laudus U.S. Large Cap Growth Fund	2,755,633	477,812	(182,135)	3,051,310	3,285,340	290,545	7,044,884
Schwab Core Equity Fund	5,525,048	1,361,078	(220,301)	6,665,825	(2,267,535)	106,264	14,357,822
Schwab Intermediate-Term Bond Fund	4,160,907	869,785	—	5,030,692	(1,314,882)	—	706,950
Schwab U.S. Aggregate Bond Index Fund	9,820,402	2,663,190	(429,786)	12,053,806	(3,434,763)	(74,557)	2,093,343
Schwab Variable Share Price Money Fund, Ultra Shares	5,224,167	5,085,875	—	10,310,042	256	—	93,616
Total					($4,439,171)	$390,258	$28,884,067
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At July 31, 2018, all of the fund’s investment securities were classified as Level 1. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
1

Schwab Balanced Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG46831JUL18
2

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.6% of net assets

Equity Funds 99.6%
International 29.6%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,773,641	34,943,915
Schwab Fundamental International Large Company Index Fund	4,436,695	42,326,071
Schwab Fundamental International Small Company Index Fund	2,427,448	34,445,487
Schwab International Index Fund	4,728,310	98,916,255
		210,631,728
Large-Cap 45.0%
Schwab Fundamental US Large Company Index Fund	5,359,152	96,625,503
Schwab S&P 500 Index Fund	5,108,340	223,949,644
		320,575,147
Small-Cap 25.0%
Schwab Fundamental US Small Company Index Fund	3,376,123	54,254,302
Schwab Small-Cap Index Fund	3,692,072	123,979,775
		178,234,077
Total Affiliated Underlying Funds
(Cost $424,715,400)		709,440,952
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Sumitomo Mitsui Banking Corp.
1.27%, 08/01/18 (a)	1,437,728	1,437,728
Total Short-Term Investment
(Cost $1,437,728)		1,437,728
(a)	The rate shown is the current daily overnight rate.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	3,564,913	208,728	—	3,773,641	($372,211)	$—	$797,246
Schwab Fundamental International Large Company Index Fund	4,208,898	258,949	(31,152)	4,436,695	2,960	5,607	1,082,529
Schwab Fundamental International Small Company Index Fund	2,300,700	126,748	—	2,427,448	(902,141)	—	1,253,421
Schwab Fundamental US Large Company Index Fund	5,188,750	170,402	—	5,359,152	6,048,088	—	2,939,427
Schwab Fundamental US Small Company Index Fund	3,215,044	220,611	(59,532)	3,376,123	2,586,859	48,220	3,304,744
Schwab International Index Fund	4,325,353	402,957	—	4,728,310	(284,523)	—	2,445,122
Schwab S&P 500 Index Fund	5,208,977	91,603	(192,240)	5,108,340	17,009,767	1,758,633	3,794,176
Schwab Small-Cap Index Fund	3,666,070	215,523	(189,521)	3,692,072	7,878,674	291,510	5,861,680
Total					$31,967,473	$2,103,970	$21,478,345
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

1

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$709,440,952	$—	$—	$709,440,952
Short-Term Investment[1]	—	1,437,728	—	1,437,728
Total	$709,440,952	$1,437,728	$—	$710,878,680
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
2

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

Equity Funds 80.5%
International 19.7%
Schwab Fundamental Emerging Markets Large Company Index Fund	2,840,224	26,300,474
Schwab Fundamental International Large Company Index Fund	3,443,905	32,854,856
Schwab Fundamental International Small Company Index Fund	1,934,752	27,454,130
Schwab International Index Fund	3,665,231	76,676,634
		163,286,094
Large-Cap 40.5%
Schwab Fundamental US Large Company Index Fund	5,631,621	101,538,129
Schwab S&P 500 Index Fund	5,358,985	234,937,891
		336,476,020
Small-Cap 20.3%
Schwab Fundamental US Small Company Index Fund	3,194,165	51,330,238
Schwab Small-Cap Index Fund	3,496,162	117,401,111
		168,731,349
		668,493,463

Security	Number of Shares	Value ($)
Fixed-Income Funds 14.5%
Intermediate-Term Bond 14.5%
Schwab U.S. Aggregate Bond Index Fund	12,403,021	120,805,428
		120,805,428

Money Market Fund 4.4%
Schwab Variable Share Price Money Fund, Ultra Shares 2.01% (a)	36,659,594	36,670,592
Total Affiliated Underlying Funds
(Cost $501,540,951)		825,969,483
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Sumitomo Mitsui Banking Corp.
1.27%, 08/01/18 (b)	4,105,724	4,105,724
Total Short-Term Investment
(Cost $4,105,724)		4,105,724
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	2,992,419	72,540	(224,735)	2,840,224	($606,131)	$468,499	$669,215
Schwab Fundamental International Large Company Index Fund	3,456,821	94,084	(107,000)	3,443,905	(54,717)	77,836	889,094
Schwab Fundamental International Small Company Index Fund	1,895,943	72,282	(33,473)	1,934,752	(743,299)	1,674	1,032,910
Schwab Fundamental US Large Company Index Fund	5,707,679	185,229	(261,287)	5,631,621	6,273,681	226,542	3,195,202
Schwab Fundamental US Small Company Index Fund	3,163,808	217,095	(186,738)	3,194,165	2,405,946	(7,321)	3,252,078
Schwab International Index Fund	3,627,507	236,207	(198,483)	3,665,231	(971,978)	774,050	2,050,630
Schwab S&P 500 Index Fund	5,592,380	98,555	(331,950)	5,358,985	12,444,811	7,649,928	4,082,128
Schwab Small-Cap Index Fund	3,576,510	182,660	(263,008)	3,496,162	7,200,156	507,358	5,642,367
Schwab U.S. Aggregate Bond Index Fund	11,592,820	1,134,471	(324,270)	12,403,021	(4,041,960)	(86,931)	2,388,363
Schwab Variable Share Price Money Fund, Ultra Shares	23,322,991	13,336,603	—	36,659,594	1,426	—	359,837
Total					$21,907,935	$9,611,635	$23,561,824
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

3

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$825,969,483	$—	$—	$825,969,483
Short-Term Investment[1]	—	4,105,724	—	4,105,724
Total	$825,969,483	$4,105,724	$—	$830,075,207
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
4

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

Equity Funds 60.5%
International 14.9%
Schwab Fundamental Emerging Markets Large Company Index Fund	1,402,209	12,984,456
Schwab Fundamental International Large Company Index Fund	1,693,569	16,156,649
Schwab Fundamental International Small Company Index Fund	948,836	13,463,985
Schwab International Index Fund	1,777,652	37,188,476
		79,793,566
Large-Cap 30.3%
Schwab Fundamental US Large Company Index Fund	2,711,388	48,886,321
Schwab S&P 500 Index Fund	2,603,920	114,155,857
		163,042,178
Small-Cap 15.3%
Schwab Fundamental US Small Company Index Fund	1,588,442	25,526,263
Schwab Small-Cap Index Fund	1,685,842	56,610,579
		82,136,842
		324,972,586

Security	Number of Shares	Value ($)
Fixed-Income Fund 34.6%
Intermediate-Term Bond 34.6%
Schwab U.S. Aggregate Bond Index Fund	19,088,153	185,918,615

Money Market Fund 4.4%
Schwab Variable Share Price Money Fund, Ultra Shares 2.01% (a)	23,882,041	23,889,206
Total Affiliated Underlying Funds
(Cost $377,054,339)		534,780,407
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
BNP Paribas
1.27%, 08/01/18 (b)	1,259,465	1,259,465
Total Short-Term Investment
(Cost $1,259,465)		1,259,465
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	1,578,352	37,492	(213,635)	1,402,209	($460,099)	$393,737	$345,878
Schwab Fundamental International Large Company Index Fund	1,788,391	48,675	(143,497)	1,693,569	(165,806)	153,347	459,974
Schwab Fundamental International Small Company Index Fund	994,140	37,118	(82,422)	948,836	(397,228)	36,234	530,421
Schwab Fundamental US Large Company Index Fund	2,931,715	93,971	(314,298)	2,711,388	2,724,388	594,264	1,621,000
Schwab Fundamental US Small Company Index Fund	1,622,017	111,300	(144,875)	1,588,442	1,105,379	114,310	1,667,745
Schwab International Index Fund	1,861,986	50,654	(134,988)	1,777,652	(900,659)	816,219	1,052,581
Schwab S&P 500 Index Fund	2,874,606	69,545	(340,231)	2,603,920	1,396,409	8,654,568	2,069,776
Schwab Small-Cap Index Fund	1,844,746	92,198	(251,102)	1,685,842	848,613	2,936,738	2,847,981
Schwab U.S. Aggregate Bond Index Fund	18,904,130	1,274,841	(1,090,818)	19,088,153	(6,288,250)	(230,186)	3,732,858
Schwab Variable Share Price Money Fund, Ultra Shares	15,958,138	7,923,903	—	23,882,041	818	—	238,542
Total					($2,136,435)	$13,469,231	$14,566,756
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

5

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$534,780,407	$—	$—	$534,780,407
Short-Term Investment[1]	—	1,259,465	—	1,259,465
Total	$534,780,407	$1,259,465	$—	$536,039,872
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
6

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of July 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.6% of net assets

Equity Funds 40.1%
International 10.0%
Schwab Fundamental Emerging Markets Large Company Index Fund	477,378	4,420,521
Schwab Fundamental International Large Company Index Fund	522,044	4,980,304
Schwab Fundamental International Small Company Index Fund	299,478	4,249,590
Schwab International Index Fund	556,562	11,643,274
		25,293,689
Large-Cap 20.0%
Schwab Fundamental US Large Company Index Fund	846,672	15,265,498
Schwab S&P 500 Index Fund	803,664	35,232,630
		50,498,128
Small-Cap 10.1%
Schwab Fundamental US Small Company Index Fund	489,421	7,864,993
Schwab Small-Cap Index Fund	523,952	17,594,321
		25,459,314
		101,251,131

Security	Number of Shares	Value ($)
Fixed-Income Fund 55.1%
Intermediate-Term Bond 55.1%
Schwab U.S. Aggregate Bond Index Fund	14,255,642	138,849,951

Money Market Fund 4.4%
Schwab Variable Share Price Money Fund, Ultra Shares 2.01% (a)	11,069,563	11,072,884
Total Affiliated Underlying Funds
(Cost $204,125,190)		251,173,966
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Barclays Capital, Inc.
1.27%, 08/01/18 (b)	1,338,810	1,338,810
Total Short-Term Investment
(Cost $1,338,810)		1,338,810
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 10/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 07/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	497,404	61,462	(81,488)	477,378	($135,274)	$114,171	$110,974
Schwab Fundamental International Large Company Index Fund	553,720	15,071	(46,747)	522,044	(54,951)	74,814	142,417
Schwab Fundamental International Small Company Index Fund	310,725	11,846	(23,093)	299,478	(206,868)	86,810	169,283
Schwab Fundamental US Large Company Index Fund	882,928	45,855	(82,111)	846,672	905,123	104,988	492,733
Schwab Fundamental US Small Company Index Fund	488,990	33,554	(33,123)	489,421	367,212	3,827	502,633
Schwab International Index Fund	573,435	15,600	(32,473)	556,562	(188,493)	159,734	324,163
Schwab S&P 500 Index Fund	871,251	22,340	(89,927)	803,664	902,776	2,188,097	629,898
Schwab Small-Cap Index Fund	558,240	38,580	(72,868)	523,952	252,676	946,649	868,351
Schwab U.S. Aggregate Bond Index Fund	13,618,908	1,111,741	(475,007)	14,255,642	(4,603,879)	(113,592)	2,723,417
Schwab Variable Share Price Money Fund, Ultra Shares	7,863,007	3,206,556	—	11,069,563	309	—	113,041
Total					($2,761,369)	$3,565,498	$6,076,910
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

7

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$251,173,966	$—	$—	$251,173,966
Short-Term Investment[1]	—	1,338,810	—	1,338,810
Total	$251,173,966	$1,338,810	$—	$252,512,776
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended July 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
8

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JUL18
9

Item 2. Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: September 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: September 18, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: September 18, 2018